Bridge Builder Core Bond Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.60%
Asset-Backed Obligations – 11.48%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$911	$888
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	3,304	3,207
Academic Loan Funding Trust 2013-1
6.23% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A(1)(3)	389	379
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	1,894	1,855
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	1,842	1,686
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	5,069	4,912
Allegro CLO VII Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	10,559	10,565
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028, Series 2023-1, Class A3	6,302	6,336
American Express Credit Account Master Trust
5.23%, 09/15/2028, Series 2023-3, Class A	11,343	11,421
American Express Credit Account Master Trust 2023-1
4.87%, 05/15/2028, Series 2023-1, Class A	1,034	1,032
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	593
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	1,000
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,870	1,829
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,873
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,640	1,599
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,328
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	1,307	1,282
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,752
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,853
Amortizing Residential Collateral Trust 2002-BC5
6.48% (1 Month Term SOFR + 1.15%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	177	180
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,315
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	7,294
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)	4,300	4,030
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	8,407
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)	3,950	3,349
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)	10,000	9,081
Anchorage Capital CLO 2013-1 Ltd.
6.83% (3 Month Term SOFR + 1.51%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	1,254	1,255
Anchorage Capital CLO 26 Ltd.
7.51% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/19/2034, Series 2023-26A, Class A1(1)(3)	20,750	20,835
Anchorage Capital CLO 8 Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	15,491
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
6.12% (1 Month Term SOFR + 0.79%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	624	634
Avis Budget Rental Car Funding AESOP LLC
1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	13,118
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,596
5.20%, 10/20/2027, Series 2023-2A, Class A(1)	4,500	4,491
5.23%, 12/20/2030, Series 2024-3A, Class A(1)	7,600	7,594
5.36%, 06/20/2030, Series 2024-1A, Class A(1)	12,003	12,062
5.57%, 10/20/2028, Series 2024-2A, Class B(1)	1,400	1,397
BA Credit Card Trust
4.79%, 05/15/2028, Series 2023-A1, Class A1	6,566	6,535
Balboa Bay Loan Funding 2020-1 Ltd.
6.70% (3 Month Term SOFR + 1.38%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,709	16,720
Barings CLO Ltd. 2023-I
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)	22,150	22,178

Bastion Funding I LLC
7.12%, 04/25/2038, Series 2023-1A, Class A2(1)	5,409	5,359
Battalion CLO X Ltd.
6.75% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,995
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	92	78
Bear Stearns Asset Backed Securities Trust 2003-2
6.94% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,370	1,346
Bellemeade RE 2021-3 Ltd.
6.32% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	962	962
6.32% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	8,400
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	1,029	1,025
BMW Vehicle Owner Trust 2023-A
5.47%, 02/25/2028, Series 2023-A, Class A3	6,778	6,806
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2(1)	7,922	7,968
6.63%, 07/26/2032, Series 2023-CAR3, Class B(1)	2,907	2,928
Bridgecrest Lending Auto Securitization Trust 2024-1
5.65%, 04/16/2029, Series 2024-1, Class C	5,403	5,393
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	1,800	1,749
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	2,377	2,224
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	7,410	7,056
Capital One Multi-Asset Execution Trust
4.42%, 05/15/2028, Series 2023-A1, Class A	7,300	7,209
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3	3,800	3,854
Carlyle U.S. CLO 2021-11 Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	29,991
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	1,382	1,369
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	657	649
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,891
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,970
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	2,550	2,480
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,140
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	2,518	2,438
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,653
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	4,663	4,541
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,941
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,869
CarMax Auto Owner Trust 2024-1
4.94%, 08/15/2029, Series 2024-1, Class A4	1,438	1,435
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,775
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C(1)	6,625	6,616
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3(1)	2,748	2,764
Carvana Auto Receivables Trust 2024-P1
5.08%, 03/11/2030, Series 2024-P1, Class A4(1)	3,356	3,345
5.37%, 05/10/2030, Series 2024-P1, Class B(1)	1,648	1,640
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	5,636	5,466
Chase Auto Owner Trust 2024-1
5.05%, 10/25/2029, Series 2024-1A, Class A4(1)	4,468	4,480
5.13%, 05/25/2029, Series 2024-1A, Class A3(1)	3,977	3,981
Chase Funding Trust Series 2003-4
4.92%, 05/25/2033, Series 2003-4, Class 1A5(2)	63	60
Chase Funding Trust Series 2003-6
4.86%, 11/25/2034, Series 2003-6, Class 1A5(2)	74	72
4.86%, 11/25/2034, Series 2003-6, Class 1A7(2)	126	122
Chase Issuance Trust
4.63%, 01/15/2031, Series 2024-A2, Class A	4,730	4,711
5.08%, 09/15/2030, Series 2023-A2, Class A	2,471	2,505
CIFC Funding 2018-II Ltd.
6.62% (3 Month Term SOFR + 1.30%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,220	11,233
CIFC Funding 2021-V Ltd.
6.72% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	10,014
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030, Series 2018-A7, Class A7	724	699

Citizens Auto Receivables Trust 2023-1
5.84%, 01/18/2028, Series 2023-1, Class A3(1)	11,475	11,572
Citizens Auto Receivables Trust 2024-1
5.11%, 04/17/2028, Series 2024-1, Class A3(1)	9,620	9,609
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,013	1,833
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	1,591	1,478
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	420	400
Consumer Receivables Asset Investment Trust 2021-1
9.08% (3 Month Term SOFR + 3.75%, 3.00% Floor), 12/15/2024, Series 2021-1, Class A1X(1)(3)(13)	160	160
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	2,683	2,650
6.19%, 10/15/2030, Series 2022-A, Class A(1)	10,045	9,910
COOF Securitization Trust 2014-1 Ltd.
2.99%, 06/25/2040, Series 2014-1, Class A(1)(4)	268	19
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	2,490	2,433
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	2,014
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	5,186
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	5,179
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	6	6
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	466	465
5.28%, 04/15/2030, Series 2022-C, Class C(1)	6,000	5,958
Credit Acceptance Auto Loan Trust
6.71%, 07/17/2034, Series 2024-1A, Class C(1)	9,300	9,345
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C(1)	9,500	9,842
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A(1)	10,000	10,038
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A(1)	5,800	5,882
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A(1)	8,875	8,968
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,325	1,316
CWABS Asset-Backed Certificates Trust 2005-10
4.13%, 02/25/2036, Series 2005-10, Class AF6(4)	2	2
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	5	5
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	3	3
CWABS, Inc. Asset-Backed Certificates Series 2004-1
6.00% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
6.19% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	5	5
6.27% (1 Month Term SOFR + 0.94%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	3	3
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
6.22% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	289
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	6	6
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,636
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	818	774
Discover Card Execution Note Trust
4.93%, 06/15/2028, Series 2023-A2, Class A	5,403	5,392
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	5,621	5,476
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A	3,960	4,000
Drive Auto Receivables Trust 2021-1
1.02%, 06/15/2027, Series 2021-1, Class C	79	79
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	738	731
DT Auto Owner Trust 2021-4
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	868	864
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B(1)	2,241	2,227
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C(1)	8,785	8,782
DT Auto Owner Trust 2023-3
6.29%, 08/16/2027, Series 2023-3A, Class A(1)	3,151	3,160
Elmwood CLO II Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.41% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	20,014
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2(1)	10,583	10,594

Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,359
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,246
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	5,400	5,434
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	4,932
Exeter Automobile Receivables Trust 2024-2
5.92%, 02/15/2030, Series 2024-2A, Class D	10,080	10,088
First National Master Note Trust
5.77%, 09/15/2029, Series 2023-2, Class A	9,800	9,927
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	18,647	17,452
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,503
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,121	11,080
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,809
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A(1)	10,771	10,445
5.20%, 05/19/2039, Series 2022-SFR1, Class D(1)	4,935	4,780
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	6,601	6,520
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,770
Flagship Credit Auto Trust 2023-1
5.38%, 12/15/2026, Series 2023-1, Class A2(1)	2,345	2,340
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	9,592
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	7,293
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	9,001
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)	8,210	7,961
6.50%, 03/26/2027, Series 2024-SAT1, Class A(1)(4)	12,840	12,541
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,419
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,937
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,149
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	1,967
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	2,341	2,285
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,094	2,075
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	3,958	3,966
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A(1)	29,584	29,414
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A(1)	8,800	8,904
Ford Credit Auto Owner Trust 2024-REV1
4.87%, 08/15/2036, Series 2024-1, Class A(1)	10,434	10,413
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	10,300	9,684
4.92%, 05/15/2028, Series 2023-1, Class A1(1)	20,850	20,747
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	123	122
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)	2,437	2,480
9.10%, 06/15/2049, Series 2023-2A, Class D(1)	4,706	4,876
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	887
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	814
FREED ABS Trust 2022-3FP
5.79%, 08/20/2029, Series 2022-3FP, Class B(1)	214	214
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	7	6
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,083	1,055
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,150
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	1,319	1,314
2.48%, 10/15/2027, Series 2021-4A, Class D(1)	6,180	5,846
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C(1)	4,738	4,761
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C(1)	6,500	6,629
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026, Series 2023-3, Class A3	3,895	3,899

GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	5,003
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	4,041
GM Financial Consumer Automobile Receivables Trust 2023-4
6.16%, 04/16/2029, Series 2023-4, Class B	1,700	1,744
6.41%, 05/16/2029, Series 2023-4, Class C	1,200	1,236
GM Financial Revolving Receivables Trust 2021-1
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	452
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A(1)	3,000	3,097
GM Financial Revolving Receivables Trust 2024-1
4.98%, 12/11/2036, Series 2024-1, Class A(1)	8,200	8,235
GMF Floorplan Owner Revolving Trust
5.06%, 03/17/2031, Series 2024-2A, Class A(1)	8,455	8,499
5.13%, 03/15/2029, Series 2024-1A, Class A1(1)	21,762	21,807
Golden Credit Card Trust
4.31%, 09/15/2027, Series 2022-4A, Class A(1)	10,250	10,098
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	632	571
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	1,762	1,573
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1(1)	951	906
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	2,671	2,255
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A(1)	6,600	6,291
Greenwood Park CLO Ltd.
6.59% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	18,651	18,669
Grene Energy
11.00%, 01/25/2026(13)	380	323
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	938	930
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,143
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,154	1,019
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	620	561
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	259	229
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	853	763
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	1,646	1,494
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,450	1,263
Hertz Vehicle Financing III LLC
5.49%, 06/25/2027, Series 2023-1A, Class A(1)	12,400	12,414
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,570
Hertz Vehicle Financing LLC
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	17,307
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	2,123	2,046
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	1,249	1,169
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A(1)	5,905	5,926
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	6,717	6,096
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,249	5,587
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	3,716	3,258
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,263	4,510
Home RE 2022-1 Ltd.
8.17% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(3)	5,098	5,134
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	2,366	2,309
Honda Auto Receivables 2023-3 Owner Trust
5.41%, 02/18/2028, Series 2023-3, Class A3	5,499	5,525
Huntington Auto Trust 2024-1
5.14%, 08/15/2029, Series 2024-1A, Class A4(1)	15,919	16,017
Hyundai Auto Lease Securitization Trust 2023-B
5.17%, 04/15/2027, Series 2023-B, Class A4(1)	2,099	2,090
Hyundai Auto Lease Securitization Trust 2024-A
5.02%, 03/15/2027, Series 2024-A, Class A3(1)	6,025	5,996
Hyundai Auto Receivables Trust 2020-A
1.72%, 06/15/2026, Series 2020-A, Class A4	725	723
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	1,879	1,850
Hyundai Auto Receivables Trust 2023-B
5.48%, 04/17/2028, Series 2023-B, Class A3	944	950

Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4	2,326	2,363
Hyundai Auto Receivables Trust 2024-A
4.92%, 01/15/2031, Series 2024-A, Class A4	4,053	4,041
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2(1)	6,474	6,309
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1(1)	5,117	5,099
KGS-Alpha SBA COOF Trust
0.57%, 05/25/2039, Series 2012-6, Class A(1)(4)	732	8
KGS-Alpha SBA COOF Trust 2012-2
0.83%, 08/25/2038, Series 2012-2, Class A(1)(4)	807	13
KGS-Alpha SBA COOF Trust 2014-2
2.97%, 04/25/2040, Series 2014-2, Class A(1)(4)	192	9
KKR CLO 11 Ltd.
6.76% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(3)	6,906	6,920
KKR CLO 32 Ltd.
6.90% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,993
LAD Auto Receivables Trust 2024-1
5.17%, 09/15/2028, Series 2024-1A, Class A4(1)	2,227	2,218
5.23%, 01/18/2028, Series 2024-1A, Class A3(1)	3,554	3,541
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	76	76
LendingPoint 2020-REV1 Asset Securitization Trust
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	3,756	3,737
Long Beach Mortgage Loan Trust 2004-1
6.19% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	59	58
Long Beach Mortgage Loan Trust 2004-3
6.30% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	25	24
Madison Park Funding LIX Ltd.
6.70% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	20,025
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	5,096
Mercedes-Benz Auto Receivables Trust 2024-1
4.79%, 07/15/2031, Series 2024-1, Class A4	132	132
MidOcean Credit CLO III
6.70% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	10,899	10,906
MidOcean Credit CLO IX
6.73% (3 Month Term SOFR + 1.41%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	3,135	3,134
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	335	329
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,768
MMAF Equipment Finance LLC 2023-A
5.54%, 12/13/2029, Series 2023-A, Class A3(1)	16,250	16,389
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	185	184
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	1,702	1,636
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,209	2,029
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	7,915	6,923
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	7,066	6,453
New Century Home Equity Loan Trust Series 2003-5
4.86%, 11/25/2033, Series 2003-5, Class AI6(2)	81	76
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,171	1,108
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)	5,000	4,612
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4	2,808	2,815
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	3,136	3,083
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	6,616	6,170
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	3,981	3,743
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	4,190	3,874
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	3,287	3,151
Oaktown Re VII Ltd.
6.92% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	7,612	7,614
OCP CLO 2015-9 Ltd.
6.57% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)	15,000	15,013
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	676

Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B(1)	4,100	4,089
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	499	499
4.61%, 02/09/2030, Series 2018, Class B	109	108
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	14,397
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,502
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A(1)	12,500	12,513
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	6,480	6,552
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,755
OneMain Financial Issuance Trust 2021-1
6.08% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	10,305
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1(1)	16,600	16,854
Oportun Funding XIV LLC
1.76%, 03/08/2028, Series 2021-A, Class B(1)	2,189	2,105
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	5,321
Oportun Issuance Trust 2022-2
7.40%, 10/09/2029, Series 2022-2, Class B(1)	8,433	8,451
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A(1)	10,500	10,408
Oportun Issuance Trust 2024-1
6.55%, 04/08/2031, Series 2024-1A, Class B(1)	3,794	3,785
Option One Mortgage Loan Trust 2004-3
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,594	1,570
OZLM Funding IV Ltd.
6.83% (3 Month Term SOFR + 1.51%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	4,171	4,170
OZLM XXII Ltd.
6.65% (3 Month Term SOFR + 1.33%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	4,752	4,758
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,429
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A(1)	3,200	2,948
Palmer Square CLO 2014-1 Ltd.
6.71%, 01/17/2031, Series 2014-1A(1)(4)	2,072	2,075
Park Avenue Institutional Advisers CLO Ltd. 2018-1
6.58% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,399	21,392
Pennsylvania Higher Education Assistance Agency
5.96% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	5,350	5,316
PFS Financing Corp.
5.80%, 03/15/2028, Series 2023-A, Class A(1)	10,700	10,814
PNMAC GMSR Issuer Trust 2022-GT1
9.57% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(3)	9,425	9,557
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	13,016	12,727
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
5.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	5,418	5,334
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,616
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	3,205
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,590
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,728
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	5,400	4,682
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	9,934
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D(1)	3,000	2,808
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	8,627
Progress Residential 2024-SFR2 Trust
3.30%, 04/17/2041, Series 2024-SFR2(1)	20,000	18,295
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	1,638	1,606
PRPM 2021-2 LLC
5.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	4,556	4,512
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	1,246	1,224
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,071	2,025
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(2)	1,330	1,296
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	4,176	4,043

RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1(1)(2)	2,378	2,371
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A(1)(2)	6,351	6,243
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,483
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	2,919	2,829
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	77
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	816	739
Santander Consumer Auto Receivables Trust 2021-A
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	2,363	2,322
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D	8,675	8,421
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,466
Santander Drive Auto Receivables Trust 2022-4
4.14%, 02/16/2027, Series 2022-4, Class A3	6,569	6,538
Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	1,092	1,089
5.69%, 02/18/2031, Series 2022-6, Class D	10,600	10,539
Santander Drive Auto Receivables Trust 2023-1
4.88%, 04/15/2027, Series 2023-1, Class A3	4,801	4,786
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,274
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,534
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3	7,302	7,330
6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,440
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B	2,500	2,541
6.40%, 03/17/2031, Series 2023-6, Class C	1,000	1,029
SART 2017-1
4.75%, 07/15/2024, Series 2017-1, Class A	67	67
SART 2018-1
4.76%, 06/15/2025, Series 2018-1	495	494
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,386
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3(1)	5,000	5,139
7.00%, 08/22/2033, Series 2023-1A, Class D(1)	8,558	8,718
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.84%, 01/25/2036, Series 2006-CB1, Class AF2(2)	42	34
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B(1)	1,200	1,212
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,550	1,575
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	629	619
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	683	654
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	1,692	1,601
Sixth Street CLO XVI Ltd.
7.12% (3 Month Term SOFR + 1.79%, 1.79% Floor), 01/20/2037, Series 2020-16A, Class A1R(1)(3)	20,250	20,305
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	1,903	1,855
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	816	797
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	2,803	2,621
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	3,789	3,560
Sound Point CLO II Ltd.
6.66% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	6,965	6,973
Sound Point CLO XXII Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.08% Floor), 01/20/2032, Series 2019-1A, Class AR(1)(3)	2,500	2,502
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	1	1
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	1	1
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	2	2
3.45%, 02/25/2032, Series 2002-AL1, Class A3	15	6
Synchrony Card Funding LLC
5.04%, 03/15/2030, Series 2024-A1, Class A	8,832	8,832
5.54%, 07/15/2029, Series 2023-A1, Class A	3,525	3,558
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4(1)	2,281	2,297
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	11,516	11,617
5.17%, 04/01/2041	10,028	10,180

Towd Point HE Trust 2023-1
6.88%, 02/25/2063, Series 2023-1, Class A1A(1)	1,178	1,181
Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A(1)(4)	3,314	3,375
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	2,657	2,533
Towd Point Mortgage Trust 2024-CES1
5.85%, 01/25/2064, Series 2024-CES1, Class A1A(1)(4)	588	588
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	1,500	1,432
Toyota Auto Receivables 2020-B Owner Trust
1.66%, 09/15/2025, Series 2020-B, Class A4	799	797
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	3,078	3,037
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	1,886	1,794
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	854	801
Toyota Auto Receivables 2023-B Owner Trust
4.71%, 02/15/2028, Series 2023-B, Class A3	2,281	2,264
Toyota Auto Receivables 2023-C Owner Trust
5.16%, 04/17/2028, Series 2023-C, Class A3	3,277	3,280
Toyota Lease Owner Trust 2024-A
5.26%, 06/20/2028, Series 2024-A, Class A4(1)	5,800	5,805
Trinitas CLO XXII Ltd.
7.17% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2036, Series 2023-22A, Class A1(1)(3)	14,000	14,102
Trinitas CLO XXVI Ltd.
7.01% (3 Month Term SOFR + 1.69%, 1.69% Floor), 01/20/2035, Series 2023-26A, Class A1(1)(3)	18,500	18,522
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	736	726
VCAT 2021-NPL1 LLC
5.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	694	689
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	4,580	4,464
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	1,876	1,818
Venture 32 CLO Ltd.
6.66% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	7,918	7,892
Venture 43 CLO Ltd.
6.82% (3 Month Term SOFR + 1.50%, 1.24% Floor), 04/15/2034, Series 2021-43A, Class A1(1)(3)	3,000	2,999
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	4,029	3,879
Verizon Master Trust
4.49%, 01/22/2029, Series 2023-1, Class A	2,695	2,663
5.00%, 12/20/2028, Series 2024-1, Class A1A	6,084	6,065
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)	14,996	14,097
Volkswagen Auto Loan Enhanced Trust 2023-1
5.01%, 01/22/2030, Series 2023-1, Class A4	1,748	1,748
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	6,848	6,573
VOLT XCII LLC
4.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	3,650	3,559
VOLT XCIII LLC
4.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	7,831	7,600
VOLT XCIV LLC
5.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	7,488	7,317
VOLT XCIX LLC
5.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	3,204	3,117
VOLT XCVI LLC
5.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	6,633	6,489
VOLT XCVII LLC
5.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	7,465	7,320
Voya CLO 2015-1 Ltd.
6.46% (3 Month Term SOFR + 1.16%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	706	706
Voya CLO 2019-3 Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	20,023
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	447	440
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	541	536
Westlake Automobile Receivables Trust 2020-3
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,265	1,252
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,474
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3(1)	4,523	4,508
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	3,345	3,406

Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	7,312	7,467
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C(1)	7,800	7,847
WF Card Issuance Trust
4.94%, 02/15/2029, Series 2024-A1, Class A	8,581	8,596
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A(1)	14,500	14,509
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	180	179
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,973
World Omni Auto Receivables Trust 2023-D
5.79%, 02/15/2029, Series 2023-D, Class A3	2,600	2,640
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4	1,470	1,462
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,206
Zais CLO 7 Ltd.
6.87% (3 Month Term SOFR + 1.55%), 04/15/2030, Series 2017-2A, Class A(1)(3)	2,449	2,451

Total Asset-Backed Obligations (Cost: $2,041,506)		2,004,356

Corporate Bonds – 29.21%
Basic Materials – 0.78%
Albemarle Corp.
5.45%, 12/01/2044	600	555
Anglo American Capital Plc
2.88%, 03/17/2031(1)	3,270	2,782
3.63%, 09/11/2024(1)	630	623
4.75%, 04/10/2027(1)	5,500	5,389
5.63%, 04/01/2030(1)	4,300	4,357
ArcelorMittal SA
6.75%, 03/01/2041	3,462	3,589
Barrick Gold Corp.
6.45%, 10/15/2035	203	221
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	4,627
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	775
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,611
5.38%, 03/15/2044	2,040	1,919
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027(1)	6,974	6,594
6.44%, 01/26/2036(1)	2,076	2,137
Dow Chemical Co.
4.55%, 11/30/2025	437	432
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	5,661
5.42%, 11/15/2048	1,200	1,199
Freeport Indonesia PT
4.76%, 04/14/2027(1)	660	643
5.32%, 04/14/2032(1)	4,054	3,966
6.20%, 04/14/2052(1)	814	808
Glencore Funding LLC
2.63%, 09/23/2031(1)	4,000	3,334
3.88%, 10/27/2027(1)	875	835
3.88%, 04/27/2051(1)	1,000	746
4.00%, 03/27/2027(1)	6,300	6,089
5.34%, 04/04/2027(1)	7,073	7,069
5.37%, 04/04/2029(1)	4,642	4,651
5.63%, 04/04/2034(1)	5,346	5,360
5.70%, 05/08/2033(1)	1,700	1,728
6.38%, 10/06/2030(1)	2,512	2,651
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
4.75%, 05/15/2025(1)	5,657	5,584
6.53%, 11/15/2028(1)	4,448	4,618
LYB International Finance BV
4.88%, 03/15/2044	300	266
5.25%, 07/15/2043	610	572
LYB International Finance III LLC
1.25%, 10/01/2025	692	650
4.20%, 05/01/2050	3,693	2,889
Mosaic Co.
5.63%, 11/15/2043	2,055	2,010
Newmont Corp. / Newcrest Finance Pty Ltd.
5.35%, 03/15/2034(1)	15,221	15,317
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,780
4.20%, 04/01/2029	420	406
5.25%, 01/15/2045	1,444	1,362
Reliance, Inc.
2.15%, 08/15/2030	3,100	2,602

Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	57
Samarco Mineracao SA
9.50%, 06/30/2031(1)(5)	565	510
Sasol Financing USA LLC
6.50%, 09/27/2028	1,555	1,490
Union Carbide Corp.
7.75%, 10/01/2096	681	842
Vale Overseas Ltd.
6.13%, 06/12/2033	5,000	5,049
6.88%, 11/21/2036	5,167	5,523
6.88%, 11/10/2039	2,107	2,253
8.25%, 01/17/2034	984	1,159
Westlake Corp.
3.38%, 08/15/2061	1,910	1,214

Total Basic Materials		136,504

Communications – 2.27%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,535
3.95%, 04/13/2052	4,000	3,358
AT&T, Inc.
1.65%, 02/01/2028	525	465
2.25%, 02/01/2032	3,510	2,853
2.55%, 12/01/2033	11,260	9,019
2.75%, 06/01/2031	2,315	1,994
3.50%, 06/01/2041	1,353	1,056
3.50%, 09/15/2053	16,032	11,311
3.55%, 09/15/2055	10,545	7,373
3.65%, 06/01/2051	1,565	1,149
3.65%, 09/15/2059	1,685	1,173
3.80%, 12/01/2057	987	715
4.50%, 05/15/2035	7,570	7,071
4.65%, 06/01/2044	2,145	1,889
5.40%, 02/15/2034	16,455	16,671
6.00%, 08/15/2040	2,275	2,336
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	2,977
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,133
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	3,086
3.50%, 06/01/2041	13,115	8,806
3.50%, 03/01/2042	8,745	5,835
3.70%, 04/01/2051	2,580	1,596
4.80%, 03/01/2050	2,421	1,792
4.91%, 07/23/2025	10,000	9,878
5.05%, 03/30/2029	2,560	2,468
5.38%, 04/01/2038	835	725
5.38%, 05/01/2047	3,435	2,768
5.75%, 04/01/2048	1,603	1,350
6.38%, 10/23/2035	5,867	5,798
6.48%, 10/23/2045	1,275	1,182
6.83%, 10/23/2055	690	662
Cisco Systems, Inc.
5.05%, 02/26/2034	1,840	1,865
5.30%, 02/26/2054	8,061	8,274
Comcast Corp.
2.89%, 11/01/2051	3,342	2,169
2.94%, 11/01/2056	845	532
2.99%, 11/01/2063	2,980	1,830
3.25%, 11/01/2039	3,295	2,582
3.75%, 04/01/2040	2,195	1,825
3.90%, 03/01/2038	455	396
3.97%, 11/01/2047	154	124
4.00%, 11/01/2049	638	517
4.05%, 11/01/2052	156	126
4.20%, 08/15/2034	555	517
4.25%, 01/15/2033	3,107	2,942
5.35%, 05/15/2053	7,275	7,220
Corning, Inc.
3.90%, 11/15/2049	960	755
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	13,214
2.95%, 10/01/2050(1)	1,275	786
3.35%, 09/15/2026(1)	369	353
3.50%, 08/15/2027(1)	8,245	7,834
3.60%, 06/15/2051(1)	1,250	876
3.85%, 02/01/2025(1)	1,250	1,230
4.80%, 02/01/2035(1)	6,000	5,569
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	934
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	49	58

Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,236
5.20%, 09/20/2047	1,375	1,155
eBay, Inc.
2.60%, 05/10/2031	8,000	6,876
Grupo Televisa SAB
6.13%, 01/31/2046	220	219
Meta Platforms, Inc.
5.60%, 05/15/2053	3,065	3,240
5.75%, 05/15/2063	3,309	3,547
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	12,781
5.75%, 10/06/2028(1)	5,255	5,427
Paramount Global
2.90%, 01/15/2027	525	480
3.70%, 06/01/2028	870	771
4.90%, 08/15/2044	315	225
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	4,179
4.55%, 03/15/2052	1,995	1,679
5.30%, 02/15/2034	12,145	12,037
Sprint Capital Corp.
6.88%, 11/15/2028	7,612	8,112
Sprint LLC
7.63%, 03/01/2026	918	948
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,605
Telefonica Emisiones SA
4.10%, 03/08/2027	2,215	2,154
4.90%, 03/06/2048	4,575	4,023
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	590
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,673
5.88%, 11/15/2040	1,275	1,104
6.55%, 05/01/2037	375	354
6.75%, 06/15/2039	539	513
7.30%, 07/01/2038	253	256
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,694
3.60%, 11/15/2060	3,920	2,749
3.88%, 04/15/2030	52,197	48,896
4.50%, 04/15/2050	1,023	887
4.85%, 01/15/2029	4,504	4,471
5.05%, 07/15/2033	3,360	3,324
5.15%, 04/15/2034	1,947	1,940
5.65%, 01/15/2053	1,000	1,021
5.75%, 01/15/2054	1,406	1,456
Verizon Communications, Inc.
1.68%, 10/30/2030	765	623
2.10%, 03/22/2028	1,176	1,059
2.36%, 03/15/2032	26,930	22,130
2.55%, 03/21/2031	13,855	11,837
2.65%, 11/20/2040	2,329	1,641
3.15%, 03/22/2030	515	466
3.40%, 03/22/2041	1,500	1,172
3.70%, 03/22/2061	3,000	2,194
4.02%, 12/03/2029	197	188
4.27%, 01/15/2036	2,311	2,123
4.33%, 09/21/2028	4,109	4,018
4.40%, 11/01/2034	2,500	2,357
4.81%, 03/15/2039	7,941	7,498
Vodafone Group Plc
5.63%, 02/10/2053	475	472
6.15%, 02/27/2037	4,600	4,910

Total Communications		396,871

Consumer, Cyclical – 1.76%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,669
1.80%, 02/10/2031(1)	1,270	1,020
2.50%, 02/10/2041(1)	1,298	875
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,189	1,162
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	539	510
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	910	855
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,121	1,875
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,106	3,716

Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	1,889
3.63%, 05/13/2051(1)	3,500	2,589
3.80%, 01/25/2050(1)	2,100	1,615
5.27%, 02/12/2034(1)	5,025	5,012
5.62%, 02/12/2054(1)	2,200	2,221
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	264	253
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	5,888	5,561
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	441	417
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	809	742
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,025	941
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	1,011	921
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,241
BMW U.S. Capital LLC
4.90%, 04/02/2027(1)	2,891	2,884
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	1,700	1,568
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	799	752
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,287	1,155
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	703	536
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,342	3,301
Cummins, Inc.
5.15%, 02/20/2034	2,054	2,073
5.45%, 02/20/2054	4,408	4,507
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028	1,252	1,131
Ford Motor Co.
4.75%, 01/15/2043	315	262
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	6,720	5,925
4.00%, 11/13/2030	4,720	4,214
4.13%, 08/17/2027	5,784	5,489
4.95%, 05/28/2027	5,822	5,681
5.80%, 03/08/2029	11,080	11,124
6.80%, 11/07/2028	1,590	1,660
General Motors Co.
5.00%, 04/01/2035	4,591	4,351
5.20%, 04/01/2045	2,750	2,470
6.13%, 10/01/2025	14,000	14,118
6.25%, 10/02/2043	5,007	5,122
6.60%, 04/01/2036	685	728
General Motors Financial Co., Inc.
1.25%, 01/08/2026	4,283	3,986
2.35%, 01/08/2031	1,707	1,410
2.70%, 06/10/2031	3,430	2,859
3.80%, 04/07/2025	1,785	1,753
3.95%, 04/13/2024	5,535	5,530
4.30%, 07/13/2025	1,765	1,738
5.40%, 05/08/2027	1,855	1,860
5.75%, 02/08/2031	1,170	1,183
6.10%, 01/07/2034	3,537	3,632
Home Depot, Inc.
3.63%, 04/15/2052	2,600	1,986
4.40%, 03/15/2045	268	238
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,407
Hyundai Capital America
1.30%, 01/08/2026(1)	1,005	934
1.50%, 06/15/2026(1)	2,215	2,037
1.80%, 10/15/2025(1)	1,190	1,125
1.80%, 01/10/2028(1)	2,170	1,911
2.38%, 10/15/2027(1)	1,200	1,088
3.00%, 02/10/2027(1)	675	634
5.30%, 03/19/2027(1)	4,727	4,728
5.30%, 01/08/2029(1)	6,282	6,290
5.35%, 03/19/2029(1)	7,831	7,858
5.68%, 06/26/2028(1)	5,000	5,069
6.10%, 09/21/2028(1)	2,202	2,269
Hyundai Capital Services, Inc.
5.13%, 02/05/2027(1)	7,346	7,291
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,292	1,319

Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,482
Lear Corp.
2.60%, 01/15/2032	1,225	1,005
Lowe’s Companies, Inc.
4.25%, 04/01/2052	2,064	1,691
5.63%, 04/15/2053	2,853	2,882
Marriott International, Inc.
4.90%, 04/15/2029	809	803
McDonald’s Corp.
4.45%, 03/01/2047	360	314
4.70%, 12/09/2035	216	210
6.30%, 10/15/2037	394	432
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	766
4.70%, 06/15/2032	3,150	3,078
Sands China Ltd.
5.40%, 08/08/2028	1,300	1,275
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	659	584
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,690
Toll Brothers Finance Corp.
4.35%, 02/15/2028	16,345	15,796
Toyota Motor Credit Corp.
4.80%, 01/05/2034	1,080	1,062
5.00%, 03/19/2027	11,803	11,839
5.10%, 03/21/2031	9,774	9,851
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	797	797
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,354	2,309
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	601	582
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,166	1,058
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,250	4,812
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,211	1,153
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,064	1,837
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,238	1,121
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,556	1,492
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	2,840	2,542
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	2,511	2,307
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	777	750
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,621	1,489
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,855	1,735
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,420	2,070
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	897	795
4.35%, 06/08/2027(1)	12,500	12,202
5.80%, 09/12/2025(1)	11,190	11,239
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	1,650	1,545
5.05%, 03/15/2042	8,041	6,911
5.14%, 03/15/2052	7,958	6,605

Total Consumer, Cyclical		307,381

Consumer, Non-cyclical – 3.73%
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,290
4.05%, 11/21/2039	8,792	7,828
4.25%, 11/21/2049	2,164	1,874
4.40%, 11/06/2042	1,700	1,543
4.45%, 05/14/2046	425	382
4.55%, 03/15/2035	6,025	5,823
4.70%, 05/14/2045	3,255	3,044
4.80%, 03/15/2029	7,080	7,090
5.05%, 03/15/2034	4,510	4,566
5.40%, 03/15/2054	5,036	5,184
5.50%, 03/15/2064	2,096	2,156
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,638
4.75%, 03/15/2044	1,800	1,593
6.75%, 12/15/2037	341	379

Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,570
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,794
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,120
3.40%, 02/04/2041	8,495	6,232
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,010
2.80%, 08/15/2041	1,980	1,435
3.00%, 01/15/2052	2,500	1,693
3.15%, 02/21/2040	2,000	1,537
5.25%, 03/02/2033	3,420	3,449
5.60%, 03/02/2043	2,940	2,991
5.65%, 03/02/2053	11,949	12,175
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	419
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	5,910	5,350
4.38%, 04/15/2038	2,240	2,082
4.44%, 10/06/2048	590	525
4.60%, 04/15/2048	757	692
4.70%, 02/01/2036	7,057	6,823
4.90%, 02/01/2046	6,000	5,702
4.95%, 01/15/2042	2,735	2,657
5.45%, 01/23/2039	1,200	1,239
Ascension Health
2.53%, 11/15/2029	1,740	1,551
3.11%, 11/15/2039	2,670	2,119
Astrazeneca Finance LLC
4.85%, 02/26/2029	7,195	7,215
5.00%, 02/26/2034	14,216	14,274
AstraZeneca Plc
4.00%, 09/18/2042	540	464
6.45%, 09/15/2037	500	565
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,705
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,780
2.73%, 03/25/2031	6,820	5,734
3.56%, 08/15/2027	952	901
3.73%, 09/25/2040	1,240	919
4.39%, 08/15/2037	3,610	3,034
4.54%, 08/15/2047	10,157	7,842
5.65%, 03/16/2052	1,539	1,389
Baxalta, Inc.
5.25%, 06/23/2045	50	49
Becton Dickinson & Co.
3.73%, 12/15/2024	515	508
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	2,904
5.38%, 01/09/2036(1)	535	531
6.05%, 01/15/2029(1)	238	246
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,223
Boston Scientific Corp.
4.55%, 03/01/2039	356	333
6.50%, 11/15/2035	845	940
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	1,512	1,340
4.55%, 02/20/2048	1,374	1,229
4.90%, 02/22/2027	4,595	4,605
5.55%, 02/22/2054	1,630	1,676
5.65%, 02/22/2064	2,455	2,526
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,359
Campbell Soup Co.
2.38%, 04/24/2030	895	766
3.13%, 04/24/2050	494	329
5.20%, 03/21/2029	2,706	2,719
5.30%, 03/20/2026	1,801	1,802
5.40%, 03/21/2034	6,624	6,674
Centene Corp.
2.45%, 07/15/2028	2,882	2,556
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,426
Children’s Hospital
2.93%, 07/15/2050	1,340	863
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	824
Cigna Group
3.25%, 04/15/2025	970	949
4.38%, 10/15/2028	30,325	29,582
4.80%, 07/15/2046	218	198

Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,177
2.75%, 01/22/2030	619	550
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,213
2.78%, 10/01/2030	5,925	5,139
3.91%, 10/01/2050	1,265	990
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,536
7.00%, 10/01/2028	3,250	3,498
Constellation Brands, Inc.
2.25%, 08/01/2031	1,970	1,627
2.88%, 05/01/2030	3,620	3,202
4.50%, 05/09/2047	180	154
4.65%, 11/15/2028	4,780	4,698
4.75%, 05/09/2032	400	391
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,113
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,736
4.78%, 03/25/2038	6,550	6,049
4.88%, 07/20/2035	2,515	2,419
5.00%, 01/30/2029	783	785
5.05%, 03/25/2048	5,000	4,541
5.25%, 02/21/2033	3,100	3,101
5.88%, 06/01/2053	8,521	8,668
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	587	582
5.93%, 01/10/2034(1)	452	443
7.51%, 01/10/2032(1)	639	661
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	642	691
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	728	666
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,659
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	348
Element Fleet Management Corp.
3.85%, 06/15/2025(1)	3,000	2,929
6.27%, 06/26/2026(1)	7,530	7,618
6.32%, 12/04/2028(1)	2,390	2,468
Elevance Health, Inc.
3.60%, 03/15/2051	4,420	3,312
4.10%, 03/01/2028	920	895
4.38%, 12/01/2047	4,500	3,865
4.63%, 05/15/2042	400	363
4.65%, 01/15/2043	391	356
4.65%, 08/15/2044	395	356
5.10%, 01/15/2044	1,690	1,604
Eli Lilly & Co.
5.00%, 02/09/2054	6,495	6,458
ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	266
4.60%, 05/01/2028(1)	3,769	3,721
5.00%, 02/15/2029(1)	5,895	5,905
5.40%, 05/01/2053(1)	1,558	1,564
5.63%, 03/15/2042(1)	357	364
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	8,073
Ford Foundation
2.82%, 06/01/2070	790	483
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	6,404
General Mills, Inc.
3.00%, 02/01/2051	3,007	1,974
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,400
2.60%, 10/01/2040	1,855	1,309
4.60%, 09/01/2035	4,225	4,048
Global Payments, Inc.
3.20%, 08/15/2029	7,413	6,660
5.30%, 08/15/2029	964	959
Grupo Bimbo SAB de CV
4.70%, 11/10/2047(1)	4,500	3,910
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,708
2.88%, 09/01/2050	2,000	1,344
Haleon U.S. Capital LLC
3.38%, 03/24/2029	2,865	2,665
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,465

HCA, Inc.
3.50%, 07/15/2051	116	80
3.63%, 03/15/2032	3,500	3,098
4.50%, 02/15/2027	7,000	6,863
5.13%, 06/15/2039	1,715	1,619
5.25%, 06/15/2026	4,200	4,188
5.50%, 06/15/2047	1,955	1,858
5.88%, 02/01/2029	4,000	4,090
J M Smucker Co.
6.20%, 11/15/2033	1,225	1,307
JBS USA LUX SA
3.00%, 05/15/2032	7,450	6,076
5.75%, 04/01/2033	7,500	7,389
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(1)	7,220	7,586
7.25%, 11/15/2053(1)	1,205	1,295
Kellanova
5.25%, 03/01/2033	2,385	2,393
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,287
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	6,352
Kraft Heinz Foods Co.
4.38%, 06/01/2046	9,813	8,288
4.63%, 10/01/2039	2,357	2,144
Kroger Co.
4.45%, 02/01/2047	1,600	1,377
5.40%, 07/15/2040	95	93
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,964
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,211
4.68%, 07/01/2114	1,645	1,500
Memorial Health Services
3.45%, 11/01/2049	3,040	2,324
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	925
5.00%, 05/17/2053	1,335	1,307
5.15%, 05/17/2063	1,040	1,030
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,263
Mount Sinai Hospital
3.98%, 07/01/2048	999	811
MultiCare Health System
2.80%, 08/15/2050	3,003	1,840
Mylan, Inc.
5.20%, 04/15/2048	5,965	4,930
5.40%, 11/29/2043	2,625	2,303
MyMichigan Health
3.41%, 06/01/2050	3,480	2,531
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	595
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	912
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,207
Pepperdine University
3.30%, 12/01/2059	1,440	1,003
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	2,027	1,982
5.30%, 05/19/2053	10,801	10,739
Philip Morris International, Inc.
4.75%, 02/12/2027	5,000	4,972
5.13%, 02/13/2031	9,615	9,552
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,443
President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	3,287
Procter & Gamble Co.
4.55%, 01/29/2034	10,987	10,927
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,123
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,409
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	215
3.50%, 03/30/2025	4,820	4,726
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,292
RELX Capital, Inc.
4.75%, 05/20/2032	2,745	2,717
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,383

Reynolds American, Inc.
4.45%, 06/12/2025	3,100	3,059
5.70%, 08/15/2035	3,025	2,954
Roche Holdings, Inc.
5.59%, 11/13/2033(1)	12,570	13,187
Royalty Pharma Plc
1.20%, 09/02/2025	874	823
2.15%, 09/02/2031	1,291	1,040
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,846
Solventum Corp.
5.60%, 03/23/2034(1)	5,000	5,016
Sysco Corp.
5.95%, 04/01/2030	5,000	5,213
6.60%, 04/01/2050	1,000	1,141
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,769
3.18%, 07/09/2050	1,920	1,338
Texas Health Resources
2.33%, 11/15/2050	970	586
4.33%, 11/15/2055	1,000	877
Tyson Foods, Inc.
5.70%, 03/15/2034	9,700	9,828
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	1,003
3.50%, 08/15/2039	1,675	1,380
4.75%, 05/15/2052	7,015	6,506
4.90%, 04/15/2031	3,639	3,641
5.05%, 04/15/2053	7,745	7,522
5.88%, 02/15/2053	1,495	1,617
University of Chicago
2.76%, 04/01/2045	1,575	1,228
University of Miami
4.06%, 04/01/2052	1,280	1,078
University of Southern California
3.23%, 10/01/2120	1,370	856
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046	275	228
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	6,877
5.75%, 04/01/2033	2,280	2,370
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,201
3.85%, 06/22/2040	3,625	2,677
4.00%, 06/22/2050	4,000	2,756
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	8,873
5.25%, 04/21/2032(1)	5,295	5,216
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	929
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,340
3.90%, 08/20/2028	4,685	4,508

Total Consumer, Non-cyclical		650,906

Energy – 3.03%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	3,131	2,806
Aker BP ASA
2.00%, 07/15/2026(1)	1,517	1,402
3.10%, 07/15/2031(1)	2,730	2,333
5.60%, 06/13/2028(1)	3,380	3,423
6.00%, 06/13/2033(1)	3,000	3,098
Apache Corp.
4.25%, 01/15/2030	1,376	1,274
5.10%, 09/01/2040	5,081	4,360
Boardwalk Pipelines LP
3.60%, 09/01/2032	5,000	4,363
5.95%, 06/01/2026	3,000	3,025
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,627
4.89%, 09/11/2033	2,000	1,986
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	5,203
6.50%, 02/15/2037	118	125
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,891
5.40%, 06/15/2047	192	181
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	3,000	3,001
Cheniere Energy Partners LP
5.95%, 06/30/2033	3,000	3,067
Cheniere Energy, Inc.
5.65%, 04/15/2034(1)	1,630	1,642

Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,668
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033(1)	1,000	1,036
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	2,978
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	2,931
DCP Midstream Operating LP
5.63%, 07/15/2027	11,997	12,097
Devon Energy Corp.
5.60%, 07/15/2041	2,844	2,741
Diamondback Energy, Inc.
3.25%, 12/01/2026	9,210	8,829
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,117
Ecopetrol SA
5.38%, 06/26/2026	537	528
8.63%, 01/19/2029	6,705	7,107
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	5,113
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	3,050
7.50%, 04/15/2038	4,949	5,791
Enbridge, Inc.
5.70%, 03/08/2033	2,430	2,489
Energy Transfer LP
4.00%, 10/01/2027	2,952	2,837
4.40%, 03/15/2027	900	881
4.75%, 01/15/2026	1,822	1,803
4.95%, 05/15/2028	1,615	1,602
4.95%, 01/15/2043	1,482	1,311
5.00%, 05/15/2050	1,115	978
5.25%, 04/15/2029	5,631	5,637
5.30%, 04/01/2044	200	184
5.40%, 10/01/2047	1,500	1,384
5.50%, 06/01/2027	277	279
5.55%, 05/15/2034	4,055	4,067
5.75%, 04/01/2025	1,600	1,599
5.95%, 05/15/2054	5,869	5,857
6.00%, 02/01/2029(1)	5,400	5,447
6.05%, 06/01/2041	2,000	2,008
6.10%, 12/01/2028	3,360	3,483
6.13%, 12/15/2045	810	814
6.25%, 04/15/2049	3,505	3,597
6.40%, 12/01/2030	2,495	2,634
6.50%, 02/01/2042	3,000	3,182
6.55%, 12/01/2033	1,385	1,487
6.63%, 10/15/2036	2,000	2,117
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,732
5.70%, 10/01/2040(1)	557	546
ENI USA, Inc.
7.30%, 11/15/2027	400	426
EnLink Midstream LLC
5.38%, 06/01/2029	1,492	1,465
5.63%, 01/15/2028(1)	10,829	10,725
6.50%, 09/01/2030(1)	3,190	3,282
EnLink Midstream Partners LP
4.85%, 07/15/2026	1,650	1,618
5.45%, 06/01/2047	4,024	3,502
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,754
4.95%, 10/15/2054	177	165
5.75%, 03/01/2035	1,075	1,090
EQM Midstream Partners LP
4.00%, 08/01/2024	749	742
EQT Corp.
3.90%, 10/01/2027	805	765
Equinor ASA
7.25%, 09/23/2027	6,753	7,279
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,766
3.10%, 08/16/2049	2,040	1,457
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,712
4.32%, 12/30/2039(1)	1,365	993
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,286	1,832
Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)	5,580	5,319
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(1)	1,665	1,693
6.51%, 02/23/2042(1)	2,235	2,323

Halliburton Co.
4.75%, 08/01/2043	565	519
4.85%, 11/15/2035	200	195
7.60%, 08/15/2096(1)	258	292
Hess Corp.
4.30%, 04/01/2027	8,341	8,178
7.88%, 10/01/2029	5,535	6,267
HF Sinclair Corp.
5.88%, 04/01/2026	4,573	4,604
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,695
6.95%, 01/15/2038	8,490	9,290
7.30%, 08/15/2033	1,650	1,860
7.50%, 11/15/2040	483	549
Kinder Morgan, Inc.
5.00%, 02/01/2029	2,753	2,742
5.05%, 02/15/2046	600	533
7.80%, 08/01/2031	4,600	5,216
Marathon Oil Corp.
5.30%, 04/01/2029	6,103	6,092
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,534
5.13%, 12/15/2026	4,266	4,269
MPLX LP
2.65%, 08/15/2030	7,390	6,356
4.50%, 04/15/2038	6,723	5,970
4.88%, 06/01/2025	3,000	2,975
5.20%, 03/01/2047	695	636
5.20%, 12/01/2047	560	515
5.50%, 02/15/2049	950	904
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,755
Northern Natural Gas Co.
5.63%, 02/01/2054(1)	560	570
Occidental Petroleum Corp.
4.30%, 08/15/2039	1,190	972
6.38%, 09/01/2028	5,643	5,860
8.50%, 07/15/2027	2,342	2,542
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,580
6.65%, 10/01/2036	1,050	1,128
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,871
3.10%, 03/15/2030	13,970	12,491
4.20%, 03/15/2045	5,725	4,331
4.50%, 03/15/2050	915	746
Ovintiv, Inc.
7.10%, 07/15/2053	2,851	3,190
Petroleos Mexicanos
6.35%, 02/12/2048	1,928	1,230
6.49%, 01/23/2027	1,185	1,118
6.50%, 03/13/2027	1,090	1,027
6.50%, 01/23/2029	970	867
6.75%, 09/21/2047	2,249	1,496
6.88%, 08/04/2026	2,390	2,320
Phillips 66
4.88%, 11/15/2044	70	65
5.88%, 05/01/2042	3,000	3,152
Phillips 66 Co.
3.15%, 12/15/2029	19,655	17,839
4.90%, 10/01/2046	1,012	931
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	8,947
5.10%, 03/29/2026	2,810	2,806
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,570
QatarEnergy
1.38%, 09/12/2026(1)	1,534	1,405
2.25%, 07/12/2031(1)	3,240	2,712
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,549
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	9,136
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,193
5.75%, 05/15/2024	1,417	1,417
5.88%, 06/30/2026	6,680	6,733
Santos Finance Ltd.
6.88%, 09/19/2033(1)	4,155	4,394
Schlumberger Holdings Corp.
3.90%, 05/17/2028(1)	1,066	1,028

Shell International Finance BV
2.75%, 04/06/2030	3,300	2,968
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000	2,537
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,098
6.80%, 05/15/2038	423	458
7.88%, 06/15/2026	543	570
Targa Resources Corp.
5.20%, 07/01/2027	4,000	3,994
6.15%, 03/01/2029	12,245	12,761
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,783
4.38%, 03/13/2025	8,465	8,356
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	3,025
3.13%, 05/29/2050	2,465	1,755
3.46%, 07/12/2049	1,905	1,436
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	920
6.20%, 10/15/2037	573	599
Valero Energy Corp.
2.15%, 09/15/2027	1,143	1,042
4.35%, 06/01/2028	3,416	3,338
6.63%, 06/15/2037	5,000	5,451
7.50%, 04/15/2032	175	201
Var Energi ASA
5.00%, 05/18/2027(1)	11,460	11,200
8.00%, 11/15/2032(1)	4,000	4,477
Western Midstream Operating LP
5.25%, 02/01/2050	2,302	2,059
6.15%, 04/01/2033	2,000	2,051
6.35%, 01/15/2029	8,483	8,798
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,156
3.75%, 06/15/2027	2,368	2,279
4.85%, 03/01/2048	3,000	2,675
4.90%, 03/15/2029	10,779	10,707
4.90%, 01/15/2045	2,355	2,118
5.10%, 09/15/2045	4,510	4,173
5.40%, 03/04/2044	2,750	2,602
5.65%, 03/15/2033	3,350	3,437
5.75%, 06/24/2044	2,500	2,494
6.30%, 04/15/2040	333	351
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,236

Total Energy		528,923

Financials – 11.58%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	5,000	4,556
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,139
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	2,033
4.75%, 07/28/2025(1)	5,000	4,923
6.34% (1 Year CMT Index + 1.65%), 09/18/2027(1)(3)	8,900	9,053
6.58% (1 Year CMT Index + 1.55%), 10/13/2026(1)(3)	4,400	4,443
AerCap Ireland Capital DAC
1.65%, 10/29/2024	330	322
1.75%, 01/30/2026	1,140	1,064
2.45%, 10/29/2026	2,345	2,178
3.00%, 10/29/2028	1,290	1,167
3.30%, 01/30/2032	1,225	1,051
4.45%, 10/01/2025	3,500	3,444
6.50%, 07/15/2025	1,848	1,866
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.10%, 01/19/2029	755	751
6.10%, 01/15/2027	3,680	3,740
6.45%, 04/15/2027(1)	1,035	1,063
AIA Group Ltd.
3.20%, 09/16/2040(1)	915	683
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,264
5.87% (SOFR + 1.91%), 03/28/2035(1)(3)	3,000	3,008
6.61% (SOFR + 2.33%), 09/13/2029(1)(3)	1,610	1,678
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,052
Air Lease Corp.
1.88%, 08/15/2026	2,099	1,935
3.25%, 03/01/2025	710	694
3.25%, 10/01/2029	3,950	3,572
3.38%, 07/01/2025	1,835	1,788
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	904
2.00%, 05/18/2032	2,180	1,708
3.80%, 04/15/2026	338	329
4.00%, 02/01/2050	1,451	1,117

American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2172(3)	3,475	3,216
5.10% (SOFR + 1.00%), 02/16/2028(3)	11,954	11,936
American Tower Corp.
1.50%, 01/31/2028	2,660	2,322
1.88%, 10/15/2030	2,485	2,015
2.10%, 06/15/2030	1,300	1,080
2.95%, 01/15/2051	875	564
3.10%, 06/15/2050	1,340	888
3.38%, 10/15/2026	506	483
3.70%, 10/15/2049	2,065	1,535
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	3,817
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	471
5.36%, 08/14/2028(1)	2,590	2,619
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,266
Aon North America, Inc.
5.45%, 03/01/2034	3,880	3,925
5.75%, 03/01/2054	3,800	3,896
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,131
Athene Global Funding
2.50%, 01/14/2025(1)	629	613
2.95%, 11/12/2026(1)	8,845	8,266
Athene Holding Ltd.
6.25%, 04/01/2054	2,798	2,840
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	3,760
4.40%, 05/19/2026(1)	1,816	1,771
Aviation Capital Group LLC
5.50%, 12/15/2024(1)	1,745	1,738
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,332
2.53%, 11/18/2027(1)	15,330	13,634
3.25%, 02/15/2027(1)	3,700	3,436
3.95%, 07/01/2024(1)	2,835	2,819
4.25%, 04/15/2026(1)	1,710	1,650
4.38%, 05/01/2026(1)	790	763
5.50%, 01/15/2026(1)	4,364	4,319
5.75%, 03/01/2029(1)	2,531	2,519
6.38%, 05/04/2028(1)	2,750	2,806
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,153
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,000	2,736
2.75%, 05/28/2025	4,800	4,640
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	2,000	1,662
5.15%, 08/18/2025	600	596
5.18%, 11/19/2025	1,500	1,483
6.61%, 11/07/2028	4,400	4,650
6.92%, 08/08/2033	1,215	1,271
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	885
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,610
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	1,055
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	13,812
2.30% (SOFR + 1.22%), 07/21/2032(3)	32,201	26,351
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,858
2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	3,746
2.59% (SOFR + 2.15%), 04/29/2031(3)	2,997	2,584
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	5,278
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	14,411
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(3)	5,130	4,558
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	3,870
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028(3)	7,800	7,414
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(3)	4,500	4,306
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028(3)	10,000	9,632
3.95%, 04/21/2025	3,850	3,788
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030(3)	2,820	2,672
4.00%, 01/22/2025	3,860	3,809
4.20%, 08/26/2024	4,140	4,115
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(3)	1,500	1,446
4.38% (SOFR + 1.58%), 04/27/2028(3)	4,000	3,905
4.45%, 03/03/2026	7,140	7,033
5.20% (SOFR + 1.63%), 04/25/2029(3)	4,230	4,234
5.29% (SOFR + 1.91%), 04/25/2034(3)	10,460	10,428
5.47% (SOFR + 1.65%), 01/23/2035(3)	9,592	9,655
5.82% (SOFR + 1.57%), 09/15/2029(3)	3,900	3,999
6.20% (SOFR + 1.99%), 11/10/2028(3)	3,000	3,103
7.75%, 05/14/2038	137	166

Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,605
5.60% (SOFR + 1.62%), 03/20/2030(1)(3)	2,120	2,117
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(3)	4,525	4,551
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	6,686
5.72%, 09/25/2028	5,000	5,135
Bank of New York Mellon Corp.
3.00%, 02/24/2025	5,360	5,250
6.32% (SOFR + 1.60%), 10/25/2029(3)	2,800	2,955
6.47% (SOFR + 1.85%), 10/25/2034(3)	2,380	2,592
Bank of Nova Scotia
4.85%, 02/01/2030	3,702	3,675
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028(1)	5,080	5,211
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,307
3.65%, 03/16/2025	1,500	1,471
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	6,986
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,401
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(3)	2,360	2,353
5.69% (SOFR + 1.74%), 03/12/2030(3)	13,585	13,656
6.22% (SOFR + 2.98%), 05/09/2034(3)	2,500	2,578
6.50% (SOFR + 1.88%), 09/13/2027(3)	6,615	6,748
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,831
BlackRock Funding, Inc.
5.25%, 03/14/2054	6,969	7,003
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	143
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	7,602
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,451
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,587
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	2,000	1,639
2.82% (3 Month Term SOFR + 1.37%), 11/19/2025(1)(3)	4,000	3,923
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032(1)(3)	3,560	3,018
3.38%, 01/09/2025(1)	7,335	7,214
5.18% (SOFR + 1.52%), 01/09/2030(1)(3)	9,589	9,590
5.34% (1 Year CMT Index + 1.50%), 06/12/2029(1)(3)	6,000	6,033
5.50% (SOFR + 1.59%), 05/20/2030(1)(3)	2,985	2,992
5.74% (SOFR + 1.88%), 02/20/2035(1)(3)	5,305	5,342
5.89% (SOFR + 1.87%), 12/05/2034(1)(3)	2,920	3,053
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,163
Boston Properties LP
3.40%, 06/21/2029	2,933	2,632
BPCE SA
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,470
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	8,187
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	7,900	6,474
3.25%, 01/11/2028(1)	7,815	7,297
4.50%, 03/15/2025(1)	2,000	1,970
4.63%, 07/11/2024(1)	1,300	1,293
5.15%, 07/21/2024(1)	2,800	2,788
5.72% (1 Year CMT Index + 1.96%), 01/18/2030(1)(3)	2,841	2,855
5.75% (SOFR + 2.87%), 07/19/2033(1)(3)	1,200	1,203
5.98% (SOFR + 2.10%), 01/18/2027(1)(3)	4,300	4,311
6.71% (SOFR + 2.27%), 10/19/2029(1)(3)	3,300	3,452
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,714
2.50%, 08/16/2031	1,080	887
4.05%, 07/01/2030	2,286	2,120
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	741
4.70%, 09/20/2047	158	137
4.85%, 03/29/2029	875	868
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,439
4.20%, 03/17/2032	6,000	5,539
CaixaBank SA
5.67% (SOFR + 1.78%), 03/15/2030(1)(3)	3,335	3,333
6.68% (SOFR + 2.08%), 09/13/2027(1)(3)	3,215	3,285
Camden Property Trust
4.90%, 01/15/2034	8,142	7,923
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000	5,044
Cantor Fitzgerald LP
7.20%, 12/12/2028(1)	3,615	3,740
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(3)	361	330
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	2,018
4.20%, 10/29/2025	400	391

5.70% (SOFR + 1.91%), 02/01/2030(3)	2,410	2,431
6.31% (SOFR + 2.64%), 06/08/2029(3)	7,130	7,330
7.62% (SOFR + 3.07%), 10/30/2031(3)	4,224	4,665
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,911
Chubb INA Holdings, Inc.
5.00%, 03/15/2034	9,226	9,258
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	30,355
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	935
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	16,071
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	5,825
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(3)	3,846	3,626
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(3)	7,895	7,504
3.70%, 01/12/2026	9,150	8,908
3.79% (SOFR + 1.94%), 03/17/2033(3)	1,000	893
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028(3)	12,600	12,150
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(3)	3,490	3,288
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(3)	1,111	1,064
4.30%, 11/20/2026	1,570	1,532
4.40%, 06/10/2025	10,360	10,217
4.45%, 09/29/2027	8,213	7,990
5.17% (SOFR + 1.36%), 02/13/2030(3)	10,833	10,782
6.17% (SOFR + 2.66%), 05/25/2034(3)	2,197	2,231
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,404
CNA Financial Corp.
3.45%, 08/15/2027	820	775
5.50%, 06/15/2033	8,225	8,335
Commonwealth Bank of Australia
3.31%, 03/11/2041(1)	1,255	914
3.74%, 09/12/2039(1)	5,000	3,994
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	560
5.04%, 03/05/2027	11,382	11,423
COPT Defense Properties LP
2.00%, 01/15/2029	860	721
2.90%, 12/01/2033	5,350	4,195
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	1,961
3.85%, 04/05/2029	1,455	1,360
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	10,596	9,820
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,420
2.81%, 01/11/2041(1)	1,485	1,005
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,665
4.38%, 03/17/2025(1)	305	300
5.13%, 03/11/2027(1)	4,157	4,160
5.34% (SOFR + 1.69%), 01/10/2030(1)(3)	6,430	6,412
5.37%, 03/11/2034(1)	6,323	6,341
6.32% (SOFR + 1.86%), 10/03/2029(1)(3)	1,315	1,363
Credit Suisse AG
1.25%, 08/07/2026	1,858	1,693
4.75%, 08/09/2024	6,895	6,870
7.50%, 02/15/2028	315	340
Crown Castle, Inc.
3.10%, 11/15/2029	875	781
4.00%, 03/01/2027	261	252
5.10%, 05/01/2033	2,625	2,560
CubeSmart LP
2.25%, 12/15/2028	7,275	6,381
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,883
5.71% (1 Year CMT Index + 1.40%), 03/01/2030(1)(3)	8,932	8,989
6.47% (1 Year CMT Index + 2.10%), 01/09/2026(1)(3)	1,575	1,581
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(3)(14)	6,026	5,683
2.31% (SOFR + 1.22%), 11/16/2027(3)	674	616
2.55% (SOFR + 1.32%), 01/07/2028(3)	3,350	3,076
3.70%, 05/30/2024	850	846
3.70%, 05/30/2024	2,063	2,055
3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	4,130
5.71% (SOFR + 1.59%), 02/08/2028(3)	1,910	1,907
6.72% (SOFR + 3.18%), 01/18/2029(3)	875	905
6.82% (SOFR + 2.51%), 11/20/2029(3)	1,420	1,484
7.15% (SOFR + 2.52%), 07/13/2027(3)	8,045	8,268
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	3,022
Discover Bank
3.45%, 07/27/2026	2,800	2,667
4.65%, 09/13/2028	4,000	3,872
Discover Financial Services
3.75%, 03/04/2025	2,920	2,867
4.10%, 02/09/2027	3,471	3,349

DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,750
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	3,074
DOC DR LLC
2.63%, 11/01/2031	1,360	1,120
Equinix, Inc.
2.00%, 05/15/2028	4,467	3,924
2.90%, 11/18/2026	2,580	2,420
Essex Portfolio LP
1.65%, 01/15/2031	910	718
2.65%, 03/15/2032	1,740	1,441
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,179
2.40%, 10/15/2031	1,310	1,078
4.00%, 06/15/2029	1,831	1,727
5.90%, 01/15/2031	2,540	2,628
F&G Annuities & Life, Inc.
7.40%, 01/13/2028	1,318	1,369
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,727
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	8,991
6.00%, 12/07/2033(1)	6,640	6,773
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028(1)	2,800	2,843
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)	1,500	1,487
FMR LLC
4.95%, 02/01/2033(1)	250	240
6.45%, 11/15/2039(1)	258	278
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	953
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,939
Goldman Sachs Capital I
6.35%, 02/15/2034	127	132
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,746
1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,793
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,336
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	5,984
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,596
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	8,229
2.64% (SOFR + 1.11%), 02/24/2028(3)	8,243	7,677
3.50%, 01/23/2025	5,795	5,702
3.62% (SOFR + 1.85%), 03/15/2028(3)	14,810	14,166
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028(3)	9,911	9,483
3.75%, 02/25/2026	9,005	8,792
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029(3)	5,000	4,813
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039(3)	2,075	1,858
5.15%, 05/22/2045	4,000	3,867
6.48% (SOFR + 1.77%), 10/24/2029(3)	3,200	3,367
6.75%, 10/01/2037	2,170	2,371
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037(1)	200	170
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028(1)	862	800
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	572
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	4,724
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,701
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	756
4.30%, 04/15/2043	1,080	927
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,097
Healthpeak OP LLC
3.40%, 02/01/2025	41	40
3.50%, 07/15/2029	1,742	1,612
High Street Funding Trust I
4.11%, 02/15/2028(1)	1,975	1,862
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	4,349
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	4,240	3,902
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	3,205
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,819
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	2,150
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,750
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(3)	1,000	935

4.04% (3 Month Term SOFR + 1.81%), 03/13/2028(3)	3,161	3,047
4.29% (3 Month Term SOFR + 1.61%), 09/12/2026(3)	8,009	7,862
5.55% (SOFR + 1.46%), 03/04/2030(3)	7,065	7,107
6.10%, 01/14/2042	1,060	1,147
6.33% (SOFR + 2.65%), 03/09/2044(3)	2,485	2,665
7.39% (SOFR + 3.35%), 11/03/2028(3)	3,360	3,575
Huntington Bancshares, Inc.
5.71% (SOFR + 1.87%), 02/02/2035(3)	4,765	4,751
6.21% (SOFR + 2.02%), 08/21/2029(3)	3,061	3,133
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	654
5.55% (SOFR + 1.77%), 03/19/2035(3)	11,692	11,603
6.08% (SOFR + 1.56%), 09/11/2027(3)	923	934
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	9,782
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,902
Jefferies Financial Group, Inc.
6.25%, 01/15/2036	155	160
6.45%, 06/08/2027	428	442
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,805
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	14,563
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	9,212
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,636
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(3)	6,390	5,402
2.95% (SOFR + 1.17%), 02/24/2028(3)	2,600	2,443
2.96% (SOFR + 1.26%), 01/25/2033(3)	10,500	8,965
4.00% (3 Month Term SOFR + 2.75%), 10/01/2172(3)	4,275	4,155
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029(3)	2,320	2,224
4.32% (SOFR + 1.56%), 04/26/2028(3)	1,995	1,949
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029(3)	9,660	9,417
4.60% (3 Month Term SOFR + 3.13%), 08/01/2172(3)	1,985	1,951
5.00% (3 Month Term SOFR + 3.38%), 02/01/2173(3)	5,010	4,994
5.01% (SOFR + 1.31%), 01/23/2030(3)	3,074	3,061
5.30% (SOFR + 1.45%), 07/24/2029(3)	19,880	20,028
5.34% (SOFR + 1.62%), 01/23/2035(3)	3,334	3,347
5.35% (SOFR + 1.85%), 06/01/2034(3)	3,600	3,614
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(3)	590	540
6.40% (SOFR + 2.42%), 03/06/2035(3)	2,495	2,548
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,410
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	5,090
4.57%, 02/01/2029(1)	2,301	2,241
5.50%, 06/15/2052(1)	5,750	5,527
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	113
8.50%, 05/15/2025(1)	700	715
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,894
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	2,099
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,052
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	937
3.75%, 01/11/2027	2,000	1,925
4.38%, 03/22/2028	949	921
4.58%, 12/10/2025	550	539
5.46% (1 Year CMT Index + 1.38%), 01/05/2028(3)	10,625	10,627
5.68% (1 Year CMT Index + 1.75%), 01/05/2035(3)	2,575	2,590
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	4,076
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,319
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,728
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,327
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,429
Markel Group, Inc.
4.15%, 09/17/2050	655	520
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,822
4.90%, 04/01/2077(1)	5,000	4,201
MBIA Insurance Corp.
16.84% (3 Month Term SOFR + 11.52%), 01/15/2033(1)(3)	86	2
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,817
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,106
5.15%, 03/28/2033(1)	2,000	2,002

Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,071
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028(1)	1,795	1,833
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	2,940	2,465
3.75%, 07/18/2039	1,615	1,391
5.24% (1 Year CMT Index + 1.70%), 04/19/2029(3)	8,820	8,887
Mizuho Financial Group, Inc.
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	6,534
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	818
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030(3)	1,620	1,440
5.78% (1 Year CMT Index + 1.65%), 07/06/2029(3)	3,830	3,913
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(3)	2,440	1,950
1.93% (SOFR + 1.02%), 04/28/2032(3)	13,945	11,193
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	2,904
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	489
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	3,824
3.59%, 07/22/2028(4)	5,882	5,589
3.63%, 01/20/2027	7,500	7,244
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029(3)	4,371	4,161
3.88%, 01/27/2026	1,725	1,685
3.95%, 04/23/2027	14,190	13,700
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(3)	2,304	2,231
5.00%, 11/24/2025	3,000	2,981
5.16% (SOFR + 1.59%), 04/20/2029(3)	4,465	4,461
5.17% (SOFR + 1.45%), 01/16/2030(3)	3,688	3,691
5.45% (SOFR + 1.63%), 07/20/2029(3)	12,603	12,714
5.47% (SOFR + 1.73%), 01/18/2035(3)	17,405	17,561
6.30% (SOFR + 2.24%), 10/18/2028(3)	5,350	5,535
Nasdaq, Inc.
5.55%, 02/15/2034	1,120	1,139
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	6,012
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	2,199
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	2,138
Nationwide Building Society
1.50%, 10/13/2026(1)	2,800	2,555
4.00%, 09/14/2026(1)	9,650	9,259
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	9,267
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	7,562
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,802
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	985	938
4.80%, 04/05/2026	3,017	2,982
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	6,005	5,878
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	9,010	8,853
5.78% (1 Year CMT Index + 1.50%), 03/01/2035(3)	2,865	2,905
7.47% (1 Year CMT Index + 2.85%), 11/10/2026(3)	2,165	2,224
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,185
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,441
NNN REIT, Inc.
3.50%, 10/15/2027	400	379
3.60%, 12/15/2026	700	669
5.60%, 10/15/2033	950	962
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,598
1.85%, 07/16/2025	5,000	4,763
2.61%, 07/14/2031	2,025	1,683
2.65%, 01/16/2025	2,597	2,536
2.68%, 07/16/2030	1,550	1,328
2.71%, 01/22/2029	11,000	9,773
6.07%, 07/12/2028	4,200	4,323
Nordea Bank Abp
5.38%, 09/22/2027(1)	2,035	2,049
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	383
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,747
5.07%, 03/25/2027(1)	4,873	4,893
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	992
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	580
PNC Bank N.A.
3.88%, 04/10/2025	7,840	7,706
4.20%, 11/01/2025	322	315
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(3)	3,433	3,326
5.58% (SOFR + 1.84%), 06/12/2029(3)	8,670	8,776

5.67% (SOFR + 1.09%), 10/28/2025(3)	595	595
5.68% (SOFR + 1.90%), 01/22/2035(3)	1,565	1,579
6.88% (SOFR + 2.28%), 10/20/2034(3)	2,345	2,568
Principal Life Global Funding II
3.00%, 04/18/2026(1)	2,000	1,911
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,254
Prologis LP
1.25%, 10/15/2030	10,115	8,111
2.25%, 04/15/2030	305	264
2.88%, 11/15/2029	800	723
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,365
Protective Life Global Funding
5.47%, 12/08/2028(1)	5,725	5,826
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	983
6.63%, 06/21/2040	5,995	6,733
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,735
Public Storage Operating Co.
1.95%, 11/09/2028	1,668	1,471
2.25%, 11/09/2031	1,401	1,163
Realty Income Corp.
1.80%, 03/15/2033	1,320	1,000
Regency Centers LP
2.95%, 09/15/2029	2,200	1,968
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,823
Safehold GL Holdings LLC
2.80%, 06/15/2031	7,000	5,772
2.85%, 01/15/2032	4,308	3,499
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	5,716
4.75%, 04/08/2032(1)	5,000	4,396
Santander Holdings USA, Inc.
6.17% (SOFR + 2.50%), 01/09/2030(3)	3,515	3,547
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	2,095
6.53% (SOFR + 2.60%), 01/10/2029(3)	9,500	9,820
6.83% (SOFR + 2.75%), 11/21/2026(3)	3,588	3,647
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	898	862
SITE Centers Corp.
4.70%, 06/01/2027	368	363
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	17,931
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	5,930	5,432
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(3)	1,020	942
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	7,376
3.00%, 01/22/2030(1)	562	490
3.63%, 03/01/2041(1)	6,000	4,130
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	2,851	2,026
4.25%, 04/14/2025(1)	2,880	2,824
5.63% (1 Year CMT Index + 1.75%), 01/19/2030(1)(3)	7,898	7,864
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(3)	4,500	4,509
6.45% (1 Year CMT Index + 2.30%), 01/12/2027(1)(3)	4,935	4,980
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	10,474	9,715
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	4,741	4,612
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,608
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,325
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	762
6.10% (1 Year CMT Index + 2.10%), 01/11/2035(1)(3)	2,255	2,322
6.19% (1 Year CMT Index + 1.85%), 07/06/2027(1)(3)	1,985	2,005
6.30% (1 Year CMT Index + 2.58%), 07/06/2034(1)(3)	2,000	2,093
State Street Corp.
2.20%, 03/03/2031	2,110	1,765
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	942
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,220
3.04%, 07/16/2029	5,005	4,538
5.71%, 01/13/2030	2,790	2,879
Swedbank AB
5.34%, 09/20/2027(1)	5,125	5,118
5.41%, 03/14/2029(1)	6,449	6,449
6.14%, 09/12/2026(1)	3,305	3,349
Synchrony Financial
3.95%, 12/01/2027	1,500	1,403
4.50%, 07/23/2025	4,000	3,920

Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,785
4.90%, 09/15/2044(1)	200	183
6.85%, 12/16/2039(1)	218	248
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,788
Travelers Companies, Inc.
5.45%, 05/25/2053	1,700	1,761
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,256
6.13%, 08/15/2043	5,000	4,947
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	3,349
5.12% (SOFR + 1.85%), 01/26/2034(3)	1,770	1,704
5.44% (SOFR + 1.62%), 01/24/2030(3)	21,085	21,061
5.71% (SOFR + 1.92%), 01/24/2035(3)	1,931	1,939
5.87% (SOFR + 2.36%), 06/08/2034(3)	1,470	1,488
6.05% (SOFR + 2.05%), 06/08/2027(3)	1,935	1,961
7.16% (SOFR + 2.45%), 10/30/2029(3)	6,405	6,830
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,351
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	4,700	4,349
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	3,610	2,892
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	978
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	4,375	4,137
4.25%, 03/23/2028(1)	3,000	2,893
4.28%, 01/09/2028(1)	2,480	2,393
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(3)	1,770	1,745
4.55%, 04/17/2026	1,500	1,476
5.43% (1 Year CMT Index + 1.52%), 02/08/2030(1)(3)	2,276	2,279
5.70% (1 Year CMT Index + 1.77%), 02/08/2035(1)(3)	2,365	2,377
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(3)	5,000	5,015
6.54% (SOFR + 3.92%), 08/12/2033(1)(3)	6,321	6,664
6.93% (SOFR + 1.58%), 05/12/2026(1)(3)	5,330	5,377
UDR, Inc.
1.90%, 03/15/2033	2,025	1,534
2.10%, 08/01/2032	1,430	1,121
2.95%, 09/01/2026	276	261
3.00%, 08/15/2031	415	360
3.20%, 01/15/2030	1,565	1,418
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	1,048
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	2,219
US Bancorp
5.38% (SOFR + 1.56%), 01/23/2030(3)	4,532	4,552
5.68% (SOFR + 1.86%), 01/23/2035(3)	3,992	4,031
Ventas Realty LP
3.25%, 10/15/2026	323	306
3.50%, 02/01/2025	251	246
3.85%, 04/01/2027	677	649
4.13%, 01/15/2026	126	123
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(3)	10,183	9,878
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,631
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(3)	12,110	10,439
3.00%, 04/22/2026	2,125	2,032
4.10%, 06/03/2026	3,580	3,485
4.40%, 06/14/2046	626	521
4.65%, 11/04/2044	675	590
5.20% (SOFR + 1.50%), 01/23/2030(3)	2,660	2,654
5.38%, 11/02/2043	317	306
5.50% (SOFR + 1.78%), 01/23/2035(3)	3,780	3,789
5.56% (SOFR + 1.99%), 07/25/2034(3)	6,661	6,687
5.57% (SOFR + 1.74%), 07/25/2029(3)	41,220	41,710
6.30% (SOFR + 1.79%), 10/23/2029(3)	6,445	6,713
6.49% (SOFR + 2.06%), 10/23/2034(3)	14,995	16,083
Welltower OP LLC
3.10%, 01/15/2030	1,085	975
6.50%, 03/15/2041	700	763
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	1,680
Weyerhaeuser Co.
7.38%, 03/15/2032	142	161
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,782
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,494
2.45%, 02/01/2032	1,360	1,094
4.25%, 10/01/2026	3,404	3,328
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,048
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,559

Total Financials		2,023,130

Government – 0.03%
Corp. Andina de Fomento
5.00%, 01/24/2029	5,160	5,139

Total Government		5,139

Industrials – 1.65%
Airbus SE
3.95%, 04/10/2047(1)	150	126
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,973
Amphenol Corp.
3.20%, 04/01/2024	8,135	8,135
BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,602
3.00%, 09/15/2050(1)	754	509
5.00%, 03/26/2027(1)	6,679	6,665
5.13%, 03/26/2029(1)	7,331	7,356
5.80%, 10/11/2041(1)	400	412
Berry Global, Inc.
1.57%, 01/15/2026	17,410	16,275
Boeing Co.
2.20%, 02/04/2026	19,535	18,288
2.75%, 02/01/2026	1,415	1,341
3.10%, 05/01/2026	1,529	1,451
3.25%, 03/01/2028	2,061	1,889
3.30%, 03/01/2035	1,410	1,105
3.60%, 05/01/2034	3,291	2,727
3.63%, 02/01/2031	4,745	4,176
3.65%, 03/01/2047	5,200	3,639
3.95%, 08/01/2059	4,825	3,302
4.88%, 05/01/2025	1,165	1,152
5.04%, 05/01/2027	1,185	1,163
5.15%, 05/01/2030	4,225	4,088
5.71%, 05/01/2040	1,555	1,488
5.81%, 05/01/2050	6,916	6,543
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	4,625	3,175
3.30%, 09/15/2051	530	381
3.55%, 02/15/2050	517	393
4.38%, 09/01/2042	462	414
4.45%, 01/15/2053	1,800	1,595
5.15%, 09/01/2043	389	383
5.20%, 04/15/2054	4,096	4,060
5.40%, 06/01/2041	542	552
5.75%, 05/01/2040	373	394
6.15%, 05/01/2037	320	351
7.29%, 06/01/2036	134	159
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	3,000	2,355
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,826
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	191
CRH America, Inc.
3.88%, 05/18/2025(1)	354	347
5.13%, 05/18/2045(1)	230	218
CSX Corp.
3.35%, 09/15/2049	305	220
4.10%, 03/15/2044	175	149
4.65%, 03/01/2068	2,000	1,738
4.75%, 11/15/2048	1,280	1,177
5.50%, 04/15/2041	402	407
Eaton Corp.
4.15%, 03/15/2033	143	136
5.80%, 03/15/2037	500	520
FedEx Corp.
4.95%, 10/17/2048	3,000	2,731
Flex Ltd.
3.75%, 02/01/2026	14,000	13,578
Graphic Packaging International LLC
1.51%, 04/15/2026(1)	11,485	10,644
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,779
Honeywell International, Inc.
5.25%, 03/01/2054	2,740	2,765
John Deere Capital Corp.
4.90%, 03/07/2031	6,524	6,526
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	835
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,786
L3Harris Technologies, Inc.
3.83%, 04/27/2025	820	806
4.85%, 04/27/2035	1,000	956

5.05%, 06/01/2029	926	923
5.25%, 06/01/2031	8,447	8,431
5.40%, 07/31/2033	2,619	2,635
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,796
5.50%, 09/15/2028	4,977	5,044
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	4,765	4,540
4.25%, 07/02/2024	1,705	1,698
6.25%, 05/01/2037	107	111
Masco Corp.
2.00%, 10/01/2030	760	622
6.50%, 08/15/2032	1,240	1,323
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,645	3,420
4.25%, 10/31/2026(1)	1,720	1,663
5.50%, 07/31/2047(1)	3,660	3,089
Norfolk Southern Corp.
3.95%, 10/01/2042	332	274
4.05%, 08/15/2052	1,100	880
4.80%, 08/15/2043	1,273	1,126
5.95%, 03/15/2064	2,765	2,953
7.80%, 05/15/2027	1,705	1,844
Northrop Grumman Corp.
3.85%, 04/15/2045	195	157
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,521
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	293
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,810
3.95%, 03/10/2025(1)	7,000	6,888
6.20%, 06/15/2030(1)	2,925	3,041
Precision Castparts Corp.
4.20%, 06/15/2035	75	70
4.38%, 06/15/2045	415	367
RTX Corp.
2.82%, 09/01/2051	2,550	1,622
3.75%, 11/01/2046	1,130	875
4.15%, 05/15/2045	1,683	1,397
4.35%, 04/15/2047	970	826
4.50%, 06/01/2042	1,823	1,627
5.15%, 02/27/2033	2,076	2,080
6.40%, 03/15/2054	3,938	4,455
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045(1)	513	467
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,278
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	11,093
Textron, Inc.
3.65%, 03/15/2027	4,975	4,774
Timken Co.
3.88%, 09/01/2024	1,000	993
Union Pacific Corp.
4.10%, 09/15/2067	200	158
Vontier Corp.
2.40%, 04/01/2028	8,000	7,063
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,846
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,788
WestRock MWV LLC
8.20%, 01/15/2030	537	613

Total Industrials		287,426

Technology – 1.08%
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,439
Apple, Inc.
3.95%, 08/08/2052	1,034	871
4.85%, 05/10/2053	4,000	3,974
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,703
2.60%, 02/15/2033(1)	2,927	2,377
3.14%, 11/15/2035(1)	19,164	15,482
3.19%, 11/15/2036(1)	17,915	14,257
4.75%, 04/15/2029	6,850	6,766
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,065
CGI, Inc.
1.45%, 09/14/2026	2,182	1,987
2.30%, 09/14/2031	3,919	3,155

Dell International LLC / EMC Corp.
5.40%, 04/15/2034	8,119	8,138
6.02%, 06/15/2026	2,627	2,661
Fiserv, Inc.
3.20%, 07/01/2026	890	853
4.40%, 07/01/2049	2,850	2,418
5.63%, 08/21/2033	1,000	1,022
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,902
IBM International Capital Pte Ltd.
5.25%, 02/05/2044	10,407	10,155
5.30%, 02/05/2054	1,649	1,610
Intel Corp.
5.60%, 02/21/2054	2,959	3,015
5.63%, 02/10/2043	653	675
5.70%, 02/10/2053	5,221	5,397
KLA Corp.
3.30%, 03/01/2050	1,800	1,321
Leidos, Inc.
2.30%, 02/15/2031	1,075	889
3.63%, 05/15/2025	3,500	3,422
5.75%, 03/15/2033	1,000	1,025
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,926
2.65%, 02/15/2032	4,875	4,051
2.70%, 05/01/2025	1,447	1,404
3.25%, 05/11/2041	3,600	2,674
3.25%, 11/30/2051	1,505	1,026
4.30%, 06/18/2029	7,077	6,819
Oracle Corp.
3.60%, 04/01/2040	2,500	1,971
3.60%, 04/01/2050	7,148	5,164
3.80%, 11/15/2037	600	503
3.85%, 07/15/2036	1,065	908
3.90%, 05/15/2035	936	821
4.30%, 07/08/2034	8,062	7,435
4.38%, 05/15/2055	400	322
4.90%, 02/06/2033	2,930	2,869
5.55%, 02/06/2053	6,854	6,705
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,450
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,706
2.00%, 06/30/2030	1,150	960
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,863
Texas Instruments, Inc.
5.05%, 05/18/2063	2,516	2,450
VMware LLC
1.40%, 08/15/2026	8,282	7,564
1.80%, 08/15/2028	1,928	1,680
4.65%, 05/15/2027	1,370	1,347
Workday, Inc.
3.50%, 04/01/2027	3,141	3,008
3.80%, 04/01/2032	2,910	2,650

Total Technology		187,855

Utilities – 3.30%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,793
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,777
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	399
3.75%, 12/01/2047	2,600	2,009
4.00%, 12/01/2046	2,020	1,665
4.25%, 09/15/2048	4,790	4,018
5.15%, 04/01/2034	4,667	4,651
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,973
3.75%, 03/01/2045	182	144
4.10%, 01/15/2042	233	193
4.15%, 08/15/2044	205	173
6.13%, 05/15/2038	219	233
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,458	1,878
Ameren Corp.
2.50%, 09/15/2024	2,153	2,122
5.00%, 01/15/2029	5,996	5,963
5.70%, 12/01/2026	5,761	5,838
American Electric Power Co., Inc.
5.70%, 08/15/2025	4,291	4,300
American Water Capital Corp.
3.45%, 06/01/2029	590	551
4.00%, 12/01/2046	2,350	1,939

5.45%, 03/01/2054	5,200	5,244
6.59%, 10/15/2037	386	436
APA Infrastructure Ltd.
4.20%, 03/23/2025(1)	2,100	2,069
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,729
5.05%, 09/01/2041	349	324
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,606
4.15%, 01/15/2043	830	727
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	9,865
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	623
3.20%, 09/15/2049	1,105	762
3.50%, 08/15/2046	375	280
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	4,926
6.13%, 04/01/2036	366	389
Boston Gas Co.
4.49%, 02/15/2042(1)	253	211
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,048
4.27%, 03/15/2048(1)	1,100	842
4.50%, 03/10/2046(1)	2,000	1,594
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	124
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	490	495
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,244
CMS Energy Corp.
2.95%, 02/15/2027	348	326
3.00%, 05/15/2026	110	105
3.45%, 08/15/2027	350	332
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	3,900	3,668
Commonwealth Edison Co.
3.65%, 06/15/2046	364	280
3.75%, 08/15/2047	1,000	777
4.00%, 03/01/2048	4,615	3,744
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,343
3.88%, 06/15/2047	1,800	1,421
4.13%, 05/15/2049	4,293	3,508
4.30%, 12/01/2056	3,050	2,507
4.50%, 05/15/2058	538	457
5.70%, 06/15/2040	318	324
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	3,177
5.80%, 03/01/2033	2,817	2,904
6.25%, 10/01/2039	300	316
Consumers Energy Co.
3.25%, 08/15/2046	190	142
4.35%, 08/31/2064	191	150
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	136
Dominion Energy, Inc.
2.85%, 08/15/2026	304	287
4.90%, 08/01/2041	212	193
5.25%, 08/01/2033	1,161	1,147
7.00%, 06/15/2038	124	137
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2037	2,300	2,498
DTE Energy Co.
2.53%, 10/01/2024(2)	3,878	3,815
4.22%, 11/01/2024(2)	12,313	12,199
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141	121
4.95%, 01/15/2033	7,935	7,891
6.00%, 12/01/2028	235	247
Duke Energy Corp.
2.65%, 09/01/2026	7,970	7,526
3.75%, 09/01/2046	13,800	10,419
3.95%, 08/15/2047	1,740	1,345
6.10%, 09/15/2053	2,730	2,885
Duke Energy Florida LLC
6.20%, 11/15/2053	6,359	7,011
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	471
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,543

Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,066
3.70%, 10/15/2046	506	389
4.10%, 05/15/2042	217	183
4.10%, 03/15/2043	181	151
4.15%, 12/01/2044	129	107
4.20%, 08/15/2045	325	271
4.38%, 03/30/2044	132	113
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	2,069
3.62%, 08/01/2027(1)	6,675	6,260
Edison International
3.55%, 11/15/2024	3,606	3,557
6.95%, 11/15/2029	4,260	4,564
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,636
6.90%, 05/23/2053(1)	2,597	2,831
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,210
4.75%, 06/15/2046	900	740
Enel Finance International NV
1.88%, 07/12/2028(1)	2,050	1,796
2.65%, 09/10/2024(1)	1,440	1,420
3.50%, 04/06/2028(1)	7,543	7,109
3.63%, 05/25/2027(1)	3,934	3,751
4.75%, 05/25/2047(1)	7,050	6,030
6.00%, 10/07/2039(1)	307	311
6.80%, 09/15/2037(1)	2,425	2,629
7.75%, 10/14/2052(1)	2,129	2,602
Entergy Arkansas LLC
2.65%, 06/15/2051	960	584
Entergy Corp.
2.95%, 09/01/2026	310	294
Entergy Louisiana LLC
2.40%, 10/01/2026	650	610
2.90%, 03/15/2051	1,570	996
3.05%, 06/01/2031	440	385
3.12%, 09/01/2027	370	349
4.00%, 03/15/2033	2,610	2,398
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	9,942
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,526
Evergy Metro, Inc.
4.20%, 03/15/2048	500	410
5.30%, 10/01/2041	696	672
Evergy Missouri West Storm Funding I LLC
5.10%, 12/01/2038	3,730	3,760
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,956
Eversource Energy
4.75%, 05/15/2026	3,264	3,230
5.95%, 02/01/2029	8,954	9,239
Exelon Corp.
4.95%, 06/15/2035	1,500	1,414
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,744
FirstEnergy Corp.
3.40%, 03/01/2050	2,376	1,638
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,208
5.20%, 04/01/2028(1)	1,885	1,887
FirstEnergy Transmission LLC
4.35%, 01/15/2025(1)	14,584	14,407
4.55%, 04/01/2049(1)	2,143	1,813
5.45%, 07/15/2044(1)	5,027	4,791
Florida Power & Light Co.
5.40%, 09/01/2035	700	715
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,169
Georgia Power Co.
5.25%, 03/15/2034	11,239	11,352
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,063
Israel Electric Corp. Ltd.
5.00%, 11/12/2024(1)	1,884	1,870
ITC Holdings Corp.
2.95%, 05/14/2030(1)	890	784
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	723
6.15%, 06/01/2037	400	413
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	502

Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	485
MidAmerican Energy Co.
5.85%, 09/15/2054	2,901	3,095
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,520
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,575
Narragansett Electric Co.
5.35%, 05/01/2034(1)	13,947	14,055
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	927
Nevada Power Co.
5.38%, 09/15/2040	261	252
5.45%, 05/15/2041	386	381
New England Power Co.
3.80%, 12/05/2047(1)	5,108	3,936
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	755
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/2025	8,222	8,122
5.55%, 03/15/2054	5,000	4,967
5.75%, 09/01/2025	17,852	17,930
6.05%, 03/01/2025	6,922	6,948
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,772
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,310
2.95%, 09/01/2029	1,520	1,373
5.80%, 02/01/2042	774	754
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,812
4.13%, 05/15/2044	1,480	1,239
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,520
2.45%, 12/02/2027(1)	6,215	5,586
4.45%, 06/15/2029(1)	1,155	1,092
Oglethorpe Power Corp.
6.20%, 12/01/2053(1)	1,051	1,105
Ohio Power Co.
2.90%, 10/01/2051	1,390	892
4.15%, 04/01/2048	1,190	960
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,315
5.75%, 03/15/2029	124	128
Pacific Gas & Electric Co.
2.95%, 03/01/2026	990	945
3.15%, 01/01/2026	14,920	14,345
3.45%, 07/01/2025	1,570	1,527
3.75%, 08/15/2042	376	279
3.95%, 12/01/2047	779	583
4.00%, 12/01/2046	2,289	1,715
4.30%, 03/15/2045	638	504
4.45%, 04/15/2042	1,905	1,561
4.50%, 07/01/2040	8,359	7,138
4.95%, 07/01/2050	4,255	3,660
5.80%, 05/15/2034	4,570	4,612
6.10%, 01/15/2029	975	1,005
6.40%, 06/15/2033	3,090	3,254
PacifiCorp
5.80%, 01/15/2055	4,432	4,369
PECO Energy Co.
2.80%, 06/15/2050	860	562
3.70%, 09/15/2047	2,120	1,663
3.90%, 03/01/2048	5,235	4,243
4.15%, 10/01/2044	353	299
Pepco Holdings LLC
7.45%, 08/15/2032	222	250
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,639
5.10%, 06/01/2052	2,420	2,394
5.21%, 12/01/2047	1,285	1,277
Potomac Electric Power Co.
6.50%, 11/15/2037	136	152
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,459
4.13%, 06/15/2044	208	177
Public Service Co. of Colorado
3.55%, 06/15/2046	353	250
4.10%, 06/15/2048	2,515	1,987
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	705

Public Service Electric & Gas Co.
3.60%, 12/01/2047	1,605	1,250
4.65%, 03/15/2033	7,255	7,071
5.38%, 11/01/2039	117	114
5.45%, 03/01/2054	3,190	3,289
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,777
Puget Energy, Inc.
2.38%, 06/15/2028	560	499
3.65%, 05/15/2025	1,200	1,172
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,502
3.95%, 11/15/2041	310	252
5.35%, 05/15/2040	3,430	3,321
SCE Recovery Funding LLC
4.70%, 06/15/2040	2,308	2,236
Sempra
6.00%, 10/15/2039	752	766
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,617	2,605
Southern California Edison Co.
2.95%, 02/01/2051	6,220	4,039
3.65%, 03/01/2028	1,200	1,143
3.90%, 12/01/2041	392	314
4.00%, 04/01/2047	4,416	3,495
4.05%, 03/15/2042	800	662
4.13%, 03/01/2048	1,880	1,518
4.88%, 02/01/2027	5,803	5,785
4.90%, 06/01/2026	4,586	4,563
5.35%, 03/01/2026	3,090	3,095
5.75%, 04/15/2054	5,100	5,173
5.88%, 12/01/2053	2,647	2,728
6.05%, 03/15/2039	253	264
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,298
Southern Co.
4.48%, 08/01/2024(2)	9,015	8,970
5.70%, 03/15/2034	3,715	3,831
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	215
3.95%, 10/01/2046	282	219
4.40%, 06/01/2043	160	134
5.75%, 09/15/2033	1,730	1,791
5.88%, 03/15/2041	1,210	1,222
Southern Power Co.
5.15%, 09/15/2041	746	697
Southwest Gas Corp.
3.80%, 09/29/2046	508	381
Southwestern Public Service Co.
4.50%, 08/15/2041	350	299
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,079
6.15%, 05/15/2037	680	720
Union Electric Co.
3.65%, 04/15/2045	1,370	1,052
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,664
3.80%, 04/01/2028	2,675	2,568
4.45%, 02/15/2044	126	110
4.65%, 08/15/2043	1,765	1,586
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,399
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	199
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,847

Total Utilities		576,422

Total Corporate Bonds (Cost: $5,457,070)		5,100,557

Government Related – 22.52%
Other Government Related – 1.13%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	588
American Municipal Power, Inc.
7.50%, 02/15/2050	1,330	1,613
Atlanta Independent School System
5.56%, 03/01/2026	535	539
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,862
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,474
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,848
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	405	422

Chile Government International Bond
2.55%, 01/27/2032	1,398	1,180
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,805
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,515	1,638
Clark County School District
5.51%, 06/15/2024	865	865
Curators of the University of Missouri
5.96%, 11/01/2039	3,170	3,358
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	809
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,316
Fannie Mae
0.00%, 03/17/2031	2,250	1,647
0.88%, 08/05/2030	555	449
1.63%, 01/07/2025	6,247	6,082
2.63%, 09/06/2024	5,221	5,162
6.63%, 11/15/2030	2,550	2,878
7.13%, 01/15/2030	1,500	1,715
Federal Farm Credit Banks Funding Corp.
1.42%, 08/19/2032	3,000	2,323
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,649	4,148
Finnvera OYJ
2.38%, 06/04/2025(1)	600	581
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,245
Israel Government AID Bond
0.00%, 11/01/2024	1,000	968
5.50%, 09/18/2033	619	665
Israel Government International Bond
5.38%, 03/12/2029	3,603	3,611
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	197
Korea National Oil Corp.
4.75%, 04/03/2026(1)	1,570	1,550
4.88%, 04/03/2028(1)	1,760	1,750
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,791
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,151
3.50%, 02/12/2034	3,202	2,663
3.75%, 01/11/2028	3,517	3,339
3.77%, 05/24/2061	1,753	1,138
4.35%, 01/15/2047	42	33
4.40%, 02/12/2052	1,340	1,022
4.60%, 01/23/2046	1,494	1,200
4.60%, 02/10/2048	1,482	1,184
4.75%, 03/08/2044	450	375
5.75%, 10/12/2110	588	513
6.00%, 05/07/2036	4,736	4,746
6.34%, 05/04/2053	2,123	2,095
6.40%, 05/07/2054	3,800	3,786
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,790	6,849
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,820
New York State Dormitory Authority
5.60%, 03/15/2040	260	262
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,063
Ohio State University
4.80%, 06/01/2111	1,102	988
Panama Government International Bond
4.50%, 04/16/2050	935	630
4.50%, 01/19/2063	2,845	1,820
8.00%, 03/01/2038	1,840	1,928
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,899
5.63%, 11/18/2050	190	189
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,849
5.65%, 11/01/2040	435	466
5.65%, 11/01/2040	1,260	1,349
Province of Manitoba Canada
2.13%, 06/22/2026	400	378
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,242

Republic of Poland Government International Bond
5.50%, 03/18/2054	2,147	2,130
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	703
Romanian Government International Bond
6.00%, 05/25/2034(1)	6,002	5,953
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,234
3.45%, 02/02/2061(1)	1,185	787
5.75%, 01/16/2054(1)	1,695	1,674
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,450
State of California
7.30%, 10/01/2039	3,335	3,923
7.50%, 04/01/2034	5,540	6,512
State of Illinois
5.10%, 06/01/2033	17,180	17,054
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,306
1.50%, 09/15/2031	1,230	1,015
2.88%, 02/01/2027	805	770
4.25%, 09/15/2065	1,720	1,500
4.63%, 09/15/2060	1,308	1,239
5.50%, 06/15/2038	57	61
5.88%, 04/01/2036	2,967	3,304
7.13%, 05/01/2030	1,615	1,848
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,652
0.00%, 03/15/2032	1,514	1,045
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,709
0.00%, 06/15/2035	258	150
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,501
Three Rivers Local School District
5.21%, 09/15/2027	285	285
University of Michigan
4.45%, 04/01/2122	7,800	6,715
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,353
University of Virginia
2.58%, 11/01/2051	3,150	2,057
4.18%, 09/01/2117	1,540	1,236
West Contra Costa Unified School District
6.25%, 08/01/2030	215	233
Westlake City School District
5.23%, 12/01/2026	430	430

Total Other Government Related		197,160

U.S. Treasury Obligations – 21.39%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(6)	883	876
2.50%, 01/15/2029(6)	593	609
3.63%, 04/15/2028(6)	1,989	2,114
U.S. Treasury Note/Bond
0.63%, 08/15/2030	2,700	2,162
0.75%, 01/31/2028	73,860	64,622
0.88%, 11/15/2030	20,235	16,378
1.00%, 07/31/2028	32,000	27,882
1.13%, 10/31/2026	84,950	78,021
1.13%, 08/31/2028	21,525	18,822
1.13%, 05/15/2040	1,975	1,234
1.13%, 08/15/2040	9,056	5,606
1.25%, 03/31/2028	56,535	50,230
1.25%, 06/30/2028	90,462	79,868
1.25%, 08/15/2031	22,265	18,136
1.25%, 05/15/2050	7,625	3,900
1.38%, 11/15/2031	8,874	7,248
1.38%, 11/15/2040	149,939	96,418
1.38%, 08/15/2050	44,065	23,270
1.50%, 01/31/2027	822	758
1.50%, 02/15/2030	1,855	1,595
1.63%, 05/15/2031	4,225	3,561
1.63%, 11/15/2050	33,177	18,739
1.75%, 12/31/2026	115	107
1.75%, 01/31/2029	8,475	7,559
1.75%, 08/15/2041	14,765	9,964
1.88%, 02/28/2029	33,900	30,370
1.88%, 02/15/2032	32,500	27,450
1.88%, 02/15/2041	11,542	8,046
1.88%, 02/15/2051	26,577	16,011
1.88%, 11/15/2051	44,455	26,626
2.00%, 08/15/2025	150	144
2.00%, 11/15/2026	14,125	13,260
2.00%, 11/15/2041	22,413	15,724

2.00%, 02/15/2050	24,856	15,568
2.00%, 08/15/2051	25,211	15,620
2.25%, 02/15/2027	1,530	1,440
2.25%, 05/15/2041(7)	126,789	93,675
2.25%, 08/15/2046	39,102	26,762
2.25%, 08/15/2049	5,880	3,921
2.25%, 02/15/2052	30,950	20,358
2.38%, 03/31/2029	115,050	105,442
2.38%, 02/15/2042	111,954	83,270
2.38%, 11/15/2049	26,885	18,415
2.38%, 05/15/2051	25,351	17,210
2.50%, 02/15/2045	138,275	101,108
2.75%, 07/31/2027	20,640	19,602
2.75%, 05/31/2029	13,205	12,300
2.75%, 08/15/2042	19,600	15,381
2.75%, 11/15/2042	13,300	10,410
2.88%, 04/30/2029	42,000	39,395
2.88%, 05/15/2032	64,595	58,648
2.88%, 05/15/2043	107,560	85,464
2.88%, 08/15/2045	8,405	6,542
2.88%, 05/15/2049	7,305	5,557
2.88%, 05/15/2052	103,281	78,147
3.00%, 11/15/2044	1,585	1,269
3.00%, 02/15/2047	780	614
3.00%, 02/15/2048	870	680
3.00%, 02/15/2049	4,000	3,119
3.00%, 08/15/2052	56,429	43,832
3.13%, 08/31/2029	21,580	20,430
3.13%, 02/15/2043	20,360	16,867
3.13%, 05/15/2048	24,938	19,945
3.25%, 06/30/2029	40,000	38,147
3.25%, 05/15/2042	19,933	16,944
3.38%, 05/15/2033	37,000	34,661
3.38%, 08/15/2042	60,747	52,470
3.50%, 01/31/2028	26,308	25,538
3.50%, 04/30/2028	12,217	11,851
3.50%, 02/15/2033	91,200	86,373
3.50%, 02/15/2039	22,157	20,356
3.63%, 03/31/2028	53,811	52,457
3.63%, 05/31/2028	1,330	1,296
3.63%, 03/31/2030	7,400	7,163
3.63%, 08/15/2043	16,350	14,543
3.63%, 02/15/2044	10,150	9,006
3.63%, 02/15/2053	76,749	67,395
3.63%, 05/15/2053	15,900	13,970
3.75%, 12/31/2028	15,825	15,487
3.75%, 11/15/2043	10,943	9,899
3.88%, 11/30/2027	18,733	18,430
3.88%, 12/31/2027	19,416	19,103
3.88%, 12/31/2029	157,005	154,152
3.88%, 08/15/2040	25,825	24,376
3.88%, 02/15/2043	22,284	20,600
3.88%, 05/15/2043	12,021	11,095
4.00%, 02/29/2028	19,331	19,105
4.00%, 06/30/2028	17,458	17,264
4.00%, 01/31/2029	79,585	78,764
4.00%, 01/31/2031	13,450	13,273
4.00%, 02/15/2034	45,541	44,787
4.00%, 11/15/2042	7,741	7,292
4.13%, 02/15/2027	72,350	71,740
4.13%, 09/30/2027	10,566	10,484
4.13%, 10/31/2027	13,431	13,324
4.13%, 07/31/2028	19,246	19,126
4.13%, 03/31/2029	53,002	52,774
4.13%, 08/31/2030	111,175	110,463
4.13%, 08/15/2053	15,482	14,880
4.25%, 03/15/2027	77,332	76,976
4.25%, 02/28/2029	71,008	71,102
4.25%, 02/28/2031	37,763	37,828
4.25%, 05/15/2039	9,000	8,981
4.38%, 08/15/2026	116,925	116,477
4.38%, 08/31/2028	19,910	19,992
4.38%, 11/30/2028	16,913	17,002
4.38%, 11/15/2039	25,454	25,679
4.38%, 05/15/2041	1,500	1,497
4.38%, 08/15/2043	12,140	11,996
4.50%, 03/31/2026	67,928	67,758
4.50%, 07/15/2026	16,000	15,976
4.50%, 05/15/2038	1,903	1,963
4.50%, 02/15/2044	31,578	31,751
4.63%, 02/28/2026	39,173	39,141
4.63%, 09/30/2028	24,557	24,911
4.75%, 11/15/2043	16,652	17,274

4.75%, 11/15/2053	42,665	45,545
4.88%, 10/31/2028	98,897	101,381
5.00%, 10/31/2025	50,000	50,141
U.S. Treasury Strip Coupon
0.00%, 02/15/2025	799	765
0.00%, 08/15/2027	4,314	3,722
0.00%, 11/15/2027	4,607	3,935
0.00%, 02/15/2031	12,590	9,399
0.00%, 02/15/2032	46,250	33,078
0.00%, 11/15/2034	2,487	1,575
0.00%, 02/15/2035	1,824	1,142
0.00%, 05/15/2035	1,920	1,189
0.00%, 08/15/2035	175	107
0.00%, 05/15/2036	121	72
0.00%, 11/15/2040	20,090	9,363
0.00%, 02/15/2041	62,895	28,922
0.00%, 08/15/2041	1,425	638
0.00%, 11/15/2041	255	113
0.00%, 05/15/2043	33,405	13,752
0.00%, 11/15/2043	44,850	18,100
0.00%, 02/15/2046(7)	20,000	7,290
0.00%, 08/15/2048	3,095	1,017

Total U.S. Treasury Obligations		3,734,439

Total Government Related (Cost: $4,374,974)		3,931,599

Mortgage-Backed Obligations – 35.39%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,296
ACRE Commercial Mortgage 2021-FL4 Ltd.
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,897
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	982	985
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	234	234
Alternative Loan Trust 2005-1CB
1.66% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(8)	72	5
Alternative Loan Trust 2005-20CB
0.00% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(8)	283	8
Alternative Loan Trust 2005-22T1
0.00% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(8)	382	20
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	110	92
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
0.00% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(8)	1,290	53
Alternative Loan Trust 2005-54CB
0.00% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(8)	354	14
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	90	68
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	40	35
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	48	24
Alternative Loan Trust 2006-43CB
6.00%, 07/25/2034, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(9)	0	0
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.29%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	15,593
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	9
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	4,597	4,494
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	739
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(9)	1	0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	11	7
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	494	446
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	17	14
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	8	8
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2

Banc of America Mortgage 2003-C Trust
4.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	2
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,429
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	11,741
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,763
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,795
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	10,450	9,228
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	14,564	11,732
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	18,591
BANK5 2023-5YR2
6.66%, 07/15/2056, Series 2023-5YR2, Class A3(4)	20,000	21,100
BANK5 2024-5YR5
5.70%, 02/15/2029, Series 2024-5YR5, Class A3	2,548	2,611
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	19,202
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,293
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	21,748
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	8,237
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	8,490
BBCMS Mortgage Trust 2023-C21
6.30%, 09/15/2056, Series 2023-C21, Class A2(4)	10,800	11,164
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,453
Bear Stearns ARM Trust 2003-2
6.15%, 01/25/2033, Series 2003-2, Class A5(1)(4)	46	44
Bear Stearns ARM Trust 2003-7
5.62%, 10/25/2033, Series 2003-7, Class 3A(4)	2	1
Bear Stearns ARM Trust 2004-2
4.43%, 05/25/2034, Series 2004-2, Class 14A(4)	21	19
Bear Stearns ARM Trust 2006-1
7.66% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	49	46
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.96%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(9)	44	0
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	17,400	16,720
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,383
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	26,117
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	18,041
1.85%, 09/15/2053, Series 2020-B19, Class A5	6,452	5,215
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,657
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,829
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	16,687
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	1,545	1,261
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	18,444
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	20,314
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,100	3,161
Benchmark 2024-V5 Mortgage Trust
5.81%, 01/10/2057, Series 2024-V5, Class A3	16,600	17,093
BMO 2023-5C1 Mortgage Trust
6.53%, 08/15/2056, Series 2023-5C1, Class A3(4)	22,300	23,421
BMO 2024-C8 Mortgage Trust
5.60%, 03/15/2057, Series 2024-C8, Class A5(4)	3,052	3,173
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1(1)(4)	4,165	4,095
Cascade Funding Mortgage Trust 2021-FRR1
2.04%, 02/28/2025, Series 2021-FRR1, Class BK45(1)(4)	4,450	4,167
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	78	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	17,738
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	20,214	19,053

Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)	6,509	5,841
Chase Home Lending Mortgage Trust Series 2024-RPL1
3.25%, 03/25/2064, Series 2024-RPL1, Class A1A(1)(4)	10,031	8,599
Chase Mortgage Finance Trust Series 2007-A1
5.24%, 02/25/2037, Series 2007-A1, Class 2A1(4)	20	18
5.46%, 02/25/2037, Series 2007-A1, Class 7A1(4)	2	2
5.70%, 02/25/2037, Series 2007-A1, Class 9A1(4)	11	11
5.77%, 02/25/2037, Series 2007-A1, Class 1A3(4)	9	9
Chase Mortgage Finance Trust Series 2007-A2
5.16%, 06/25/2035, Series 2007-A2, Class 1A1(4)	6	6
5.81%, 06/25/2035, Series 2007-A2, Class 2A1(4)	17	16
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	4	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	12	12
5.75%, 04/25/2034, Series 2004-3, Class A4	8	8
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	48	47
CHL Mortgage Pass-Through Trust 2004-7
4.24%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
5.54%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	6	6
CHL Mortgage Pass-Through Trust 2004-HYB3
3.84%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	25	23
CHL Mortgage Pass-Through Trust 2004-HYB6
5.29%, 11/20/2034, Series 2004-HYB6, Class A3(4)	20	18
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	3
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
4.70%, 11/25/2035, Series 2005-22, Class 2A1(4)	87	69
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1(1)(4)	9,761	9,744
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	19	17
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	3,209	3,196
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,387	9,179
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	692
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,039	9,569
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	7,531	7,248
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,610
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,254	13,534
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,642
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	20,837
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,020	972
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,264
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(9)	0	0
6.24%, 09/25/2033, Series 2003-HYB1, Class A(4)	13	13
Citigroup Mortgage Loan Trust 2009-10
5.69%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	41	40
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	184	175
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(9)	0	0
3.46%, 02/25/2035, Series 2005-1, Class 2A1A(4)	17	14
4.81%, 08/25/2035, Series 2005-5, Class 1A2(4)	41	33
5.25%, 10/25/2033, Series 2003-1, Class 2A5	5	4
5.50%, 05/25/2035, Series 2005-2, Class 2A11	43	42
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
5.91%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	4
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	485
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	5,000	4,971
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	9,799	9,720

COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,624	4,512
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	750
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	8,655	8,453
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,373
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	10,190
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,819
Connecticut Avenue Securities Trust 2021-R03
6.17% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(3)	3,615	3,613
Connecticut Avenue Securities Trust 2022-R01
7.22% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	7,431
Connecticut Avenue Securities Trust 2023-R05
7.22% (30-day Average SOFR + 1.90%, 1.90% Floor), 06/25/2043, Series 2023-R05, Class 1M1(1)(3)	4,875	4,933
Connecticut Avenue Securities Trust 2023-R06
7.02% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1(1)(3)	2,449	2,470
Connecticut Avenue Securities Trust 2023-R08
6.82% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1(1)(3)	4,128	4,146
Connecticut Avenue Securities Trust 2024-R01
6.37% (30-day Average SOFR + 1.05%, 1.05% Floor), 01/25/2044, Series 2024-R01, Class 1M1(1)(3)	1,342	1,342
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(9)	1,717	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	22	16
5.25%, 09/25/2033, Series 2003-21, Class 1A4	19	18
6.40%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	5	5
6.64%, 02/25/2033, Series 2003-1, Class DB1(4)	41	41
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,265	7,076
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,770
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	14,022	13,020
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	20,956	17,779
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4(9)	0	0
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	17	16
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	49	47
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	4	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	89	10
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	1,923
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	3,468	3,269
CSMC 2020-RPL3 Trust
4.08%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	1,967	1,958
CSMC 2020-RPL6 Trust
3.40%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,241	3,216
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1(1)(4)	3,763	3,501
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4(1)(4)	1,561	1,397
CSMCM 2018-RPL9 Trust
4.70%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)	1,763	1,482
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,591
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	2,878
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	17,162
Fannie Mae
2.00%, 04/01/2039(10)	1,120	992
2.00%, 04/01/2054(10)	12,335	9,757
2.50%, 04/01/2054(10)	55,975	46,262
3.00%, 04/01/2039(10)	1,145	1,066
3.00%, 04/01/2054(10)	18,070	15,544
3.50%, 04/01/2054(10)	6,975	6,242
4.00%, 04/01/2054(10)	4,395	4,070
4.50%, 04/01/2054(10)	18,765	17,868
5.00%, 04/01/2039(10)	15,210	15,187
5.00%, 04/01/2054(10)	14,760	14,401
5.50%, 04/01/2054(10)	12,165	12,105
6.00%, 04/01/2054(10)	10,030	10,121
6.50%, 04/01/2054(10)	9,815	10,027

7.00%, 04/01/2054(10)	9,435	9,725
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	30	30
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	51	51
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	66	68
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	10	10
Fannie Mae Grantor Trust 2004-T2
4.58%, 07/25/2043, Series 2004-T2, Class 2A(4)	41	41
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	91	93
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	174	175
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	72	73
9.34%, 01/25/2044, Series 2004-T3, Class PT1(4)	13	13
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,486	6,110
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1(9)	0	0
0.00%, 01/25/2033, Series 329, Class 1	3	3
5.00%, 12/25/2033, Series 345, Class 6(4)	5	1
5.50%, 05/25/2036, Series 365, Class 8	18	4
5.50%, 08/25/2036, Series 374, Class 5	12	2
5.50%, 04/25/2037, Series 393, Class 6(9)	5	0
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	219	216
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	712	682
6.00%, 01/25/2038, Series 383, Class 33	12	2
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,546
1.50%, 01/01/2031	10,000	8,137
1.50%, 02/01/2036	10,177	8,874
1.50%, 04/01/2036	2,046	1,779
1.50%, 09/01/2036	926	803
1.50%, 11/01/2036	3,028	2,623
1.50%, 05/01/2037	4,800	4,157
1.50%, 11/01/2040	5,670	4,662
1.50%, 03/01/2041	1,053	864
1.50%, 02/01/2042	1,330	1,082
1.50%, 10/01/2050	1,850	1,397
1.50%, 11/01/2050	11,084	8,370
1.50%, 12/01/2050	20,386	15,360
1.50%, 01/01/2051	1,466	1,108
1.50%, 02/01/2051	19,187	14,492
1.50%, 07/01/2051	6,614	4,987
1.50%, 11/01/2051	6,937	5,241
1.56%, 01/01/2031	2,275	1,859
1.73%, 11/01/2031	8,735	7,181
1.75%, 03/01/2032(4)	14,986	12,173
1.80%, 10/01/2033	7,500	5,920
2.00%, 03/01/2031	4,559	4,229
2.00%, 08/01/2031	969	893
2.00%, 01/01/2032	9,411	8,671
2.00%, 09/01/2035	428	382
2.00%, 04/01/2036	798	710
2.00%, 05/01/2036	6,503	5,796
2.00%, 05/01/2036	6,956	6,183
2.00%, 06/01/2036	7,342	6,575
2.00%, 08/01/2036	2,777	2,461
2.00%, 12/01/2036	3,398	3,014
2.00%, 02/01/2037	1,794	1,591
2.00%, 02/01/2037	10,750	9,579
2.00%, 03/01/2037	203	181
2.00%, 03/01/2037	3,363	3,007
2.00%, 06/01/2040	2,549	2,162
2.00%, 07/01/2040	2,411	2,041
2.00%, 09/01/2040	1,379	1,166
2.00%, 02/01/2041	6,689	5,646
2.00%, 05/01/2041	21,739	18,345
2.00%, 06/01/2041	6,879	5,801
2.00%, 10/01/2041	920	773
2.00%, 04/01/2042	5,519	4,627
2.00%, 05/01/2050	14,039	11,207
2.00%, 09/01/2050	20,194	16,100
2.00%, 10/01/2050	1,426	1,129
2.00%, 10/01/2050	40,092	31,939
2.00%, 11/01/2050	1,367	1,105
2.00%, 11/01/2050	13,522	10,784
2.00%, 12/01/2050	9,786	7,799
2.00%, 01/01/2051	3,425	2,729
2.00%, 01/01/2051	9,529	7,586
2.00%, 01/01/2051	17,316	13,783

2.00%, 02/01/2051	497	396
2.00%, 02/01/2051	8,238	6,564
2.00%, 03/01/2051	4,392	3,495
2.00%, 03/01/2051	36,943	29,348
2.00%, 04/01/2051	8,578	6,814
2.00%, 04/01/2051	12,499	9,954
2.00%, 05/01/2051	309	237
2.00%, 05/01/2051	36,358	28,934
2.00%, 07/01/2051	14,439	11,515
2.00%, 08/01/2051	2,033	1,625
2.00%, 08/01/2051	4,638	3,686
2.00%, 08/01/2051	11,173	8,966
2.00%, 08/01/2051	28,836	22,901
2.00%, 09/01/2051	9,036	7,176
2.00%, 10/01/2051	63	50
2.00%, 10/01/2051	153	123
2.00%, 10/01/2051	258	205
2.00%, 10/01/2051	580	465
2.00%, 10/01/2051	9,229	7,463
2.00%, 10/01/2051	12,736	10,098
2.00%, 11/01/2051	2,239	1,776
2.00%, 12/01/2051	11,240	9,036
2.00%, 12/01/2051	12,388	9,977
2.00%, 01/01/2052	14,032	11,132
2.00%, 02/01/2052	1,752	1,395
2.00%, 02/01/2052	4,989	3,957
2.00%, 02/01/2052	5,321	4,222
2.00%, 02/01/2052	8,457	6,704
2.00%, 02/01/2052	9,568	7,768
2.00%, 03/01/2052	18,016	14,387
2.00%, 04/01/2052	1,405	1,122
2.00%, 04/01/2052	4,104	3,268
2.05%, 06/01/2035	2,450	1,889
2.08%, 10/01/2033	9,627	7,824
2.16%, 01/01/2034	6,070	4,844
2.22%, 02/01/2032	5,100	4,237
2.50%, 04/01/2030	659	621
2.50%, 05/01/2030	846	796
2.50%, 11/01/2031	1,244	1,162
2.50%, 07/01/2032	2,559	2,381
2.50%, 08/01/2032	2,796	2,599
2.50%, 09/01/2032	2,736	2,541
2.50%, 12/01/2034	6,646	6,110
2.50%, 07/01/2035	9,946	9,246
2.50%, 08/01/2035	1,790	1,641
2.50%, 08/01/2035	3,402	3,127
2.50%, 09/01/2035	4,550	4,172
2.50%, 10/01/2035	121	111
2.50%, 01/01/2036	11,691	10,720
2.50%, 07/01/2036	4,630	4,256
2.50%, 12/01/2036	1,130	1,014
2.50%, 04/01/2042	5,383	4,639
2.50%, 01/01/2043	1,149	984
2.50%, 02/01/2043	519	444
2.50%, 10/01/2043	1,058	907
2.50%, 05/01/2046	461	394
2.50%, 07/01/2046	1,158	990
2.50%, 08/01/2046	441	377
2.50%, 10/01/2046	353	302
2.50%, 03/01/2050	623	520
2.50%, 05/01/2050	9,249	7,777
2.50%, 06/01/2050	1,604	1,329
2.50%, 06/01/2050	13,427	11,212
2.50%, 07/01/2050	5,058	4,189
2.50%, 07/01/2050	11,038	9,290
2.50%, 08/01/2050	2,554	2,115
2.50%, 08/01/2050	16,976	14,140
2.50%, 09/01/2050	2,650	2,228
2.50%, 09/01/2050	6,708	5,448
2.50%, 09/01/2050	7,263	6,035
2.50%, 09/01/2050	11,494	9,688
2.50%, 10/01/2050	6,923	5,853
2.50%, 10/01/2050(7)	37,669	31,383
2.50%, 12/01/2050	10,683	8,898
2.50%, 01/01/2051	1,251	1,040
2.50%, 02/01/2051	1,276	1,079
2.50%, 02/01/2051	3,691	3,081
2.50%, 02/01/2051	4,428	3,663
2.50%, 03/01/2051	2,502	2,069
2.50%, 04/01/2051	2,888	2,392
2.50%, 04/01/2051	23,449	19,500
2.50%, 05/01/2051	2,778	2,297
2.50%, 05/01/2051	5,952	5,069

2.50%, 05/01/2051	9,876	8,206
2.50%, 06/01/2051	770	640
2.50%, 07/01/2051	2,198	1,818
2.50%, 08/01/2051	988	825
2.50%, 08/01/2051	9,034	7,500
2.50%, 08/01/2051	9,254	7,755
2.50%, 09/01/2051	750	635
2.50%, 09/01/2051	852	685
2.50%, 09/01/2051	6,769	5,665
2.50%, 09/01/2051	7,033	5,838
2.50%, 09/01/2051	11,776	9,811
2.50%, 10/01/2051	967	802
2.50%, 10/01/2051	2,475	2,046
2.50%, 10/01/2051	10,846	8,993
2.50%, 10/01/2051	15,245	12,685
2.50%, 11/01/2051	1,280	1,067
2.50%, 11/01/2051	9,553	8,033
2.50%, 11/01/2051	15,879	13,234
2.50%, 12/01/2051	1,251	1,046
2.50%, 12/01/2051	6,566	5,463
2.50%, 12/01/2051	11,818	9,944
2.50%, 12/01/2051	12,544	10,454
2.50%, 12/01/2051	12,847	10,721
2.50%, 01/01/2052	9,929	8,248
2.50%, 01/01/2052	12,009	9,955
2.50%, 02/01/2052	863	715
2.50%, 02/01/2052	10,965	9,088
2.50%, 02/01/2052	14,699	12,281
2.50%, 03/01/2052	2,006	1,665
2.50%, 03/01/2052	9,870	8,174
2.50%, 05/01/2052	17,126	14,225
2.50%, 05/01/2052	19,538	16,378
2.50%, 05/01/2052	31,315	26,262
2.50%, 09/01/2052	1,080	896
2.50%, 07/01/2061	10,010	8,008
2.50%, 09/01/2061	5,964	4,772
2.50%, 03/01/2062	9,148	7,322
2.52%, 11/01/2029	13,865	12,437
2.58%, 09/01/2028	3,666	3,375
2.59%, 09/01/2028	7,362	6,779
2.62%, 10/01/2028	8,614	7,916
2.67%, 12/01/2035	15,510	12,569
2.68%, 05/01/2025	1,656	1,609
2.83%, 05/01/2027	7,734	7,309
2.90%, 10/01/2029	3,184	2,932
3.00%, 06/01/2027	1,905	1,808
3.00%, 08/01/2028	304	292
3.00%, 09/01/2028	562	540
3.00%, 12/01/2028	186	178
3.00%, 05/01/2030	502	479
3.00%, 08/01/2034	1,736	1,626
3.00%, 09/01/2034	6,082	5,772
3.00%, 10/01/2034	1,891	1,772
3.00%, 10/01/2035	323	301
3.00%, 04/01/2036	492	453
3.00%, 05/01/2036	568	532
3.00%, 08/01/2036	459	422
3.00%, 03/01/2037	3,694	3,447
3.00%, 05/01/2038	6,367	5,861
3.00%, 05/01/2042	182	163
3.00%, 10/01/2042	1,642	1,469
3.00%, 11/01/2042	1,145	1,022
3.00%, 12/01/2042	44	39
3.00%, 12/01/2042	361	322
3.00%, 12/01/2042	587	524
3.00%, 01/01/2043	380	339
3.00%, 01/01/2043	580	518
3.00%, 01/01/2043	670	598
3.00%, 01/01/2043	676	600
3.00%, 02/01/2043	329	292
3.00%, 04/01/2043	452	404
3.00%, 04/01/2043	578	516
3.00%, 04/01/2043	1,061	948
3.00%, 05/01/2043	18	16
3.00%, 05/01/2043	112	100
3.00%, 05/01/2043	700	625
3.00%, 05/01/2043	3,742	3,341
3.00%, 06/01/2043	26	23
3.00%, 06/01/2043	186	166
3.00%, 06/01/2043	219	195
3.00%, 06/01/2043	1,294	1,155
3.00%, 06/01/2043	2,102	1,877
3.00%, 07/01/2043	27	24

3.00%, 07/01/2043	63	56
3.00%, 07/01/2043	217	194
3.00%, 07/01/2043	735	656
3.00%, 07/01/2043	3,295	2,942
3.00%, 08/01/2043	784	700
3.00%, 08/01/2043	2,109	1,883
3.00%, 10/01/2043	46	41
3.00%, 10/01/2043	5,923	5,333
3.00%, 02/01/2044	2,635	2,356
3.00%, 03/01/2044	299	267
3.00%, 04/01/2045	3,425	3,040
3.00%, 05/01/2046	2,566	2,262
3.00%, 09/01/2046	403	355
3.00%, 11/01/2046	883	779
3.00%, 11/01/2046	2,744	2,450
3.00%, 11/01/2046	3,095	2,729
3.00%, 01/01/2047	1,858	1,628
3.00%, 02/01/2047	410	366
3.00%, 03/01/2047	319	278
3.00%, 12/01/2047	832	733
3.00%, 07/01/2049	740	646
3.00%, 07/01/2049	1,995	1,743
3.00%, 08/01/2049	11,135	9,792
3.00%, 11/01/2049	943	822
3.00%, 11/01/2049	4,865	4,241
3.00%, 12/01/2049	198	173
3.00%, 12/01/2049	674	589
3.00%, 12/01/2049	3,452	3,008
3.00%, 02/01/2050	4,011	3,493
3.00%, 02/01/2050	5,339	4,641
3.00%, 03/01/2050	1,225	1,065
3.00%, 03/01/2050	2,102	1,831
3.00%, 05/01/2050	339	297
3.00%, 05/01/2050	1,566	1,367
3.00%, 06/01/2050	540	469
3.00%, 06/01/2050	1,944	1,689
3.00%, 07/01/2050	818	718
3.00%, 08/01/2050	2,091	1,810
3.00%, 08/01/2050	4,370	3,798
3.00%, 09/01/2050	1,736	1,525
3.00%, 09/01/2050	5,006	4,348
3.00%, 11/01/2050	362	316
3.00%, 02/01/2051	1,345	1,182
3.00%, 02/01/2051	5,333	4,623
3.00%, 04/01/2051	5,717	4,950
3.00%, 05/01/2051	3,640	3,142
3.00%, 06/01/2051	3,419	2,957
3.00%, 07/01/2051	1,241	1,077
3.00%, 07/01/2051	6,449	5,575
3.00%, 10/01/2051	2,013	1,735
3.00%, 11/01/2051	13,117	11,296
3.00%, 12/01/2051	19,080	16,609
3.00%, 01/01/2052	8,975	7,729
3.00%, 02/01/2052	4,683	4,035
3.00%, 02/01/2052	9,260	8,090
3.00%, 03/01/2052	6,719	5,847
3.00%, 03/01/2052	10,940	9,479
3.00%, 04/01/2052	8,291	7,274
3.00%, 07/01/2060	7,664	6,404
3.00%, 12/01/2061	10,304	8,609
3.02%, 07/01/2029	7,987	7,411
3.07%, 02/01/2025	4,995	4,891
3.08%, 12/01/2024	1,695	1,664
3.08%, 01/01/2028	8,000	7,625
3.09%, 09/01/2029	7,484	6,902
3.10%, 01/01/2028	6,380	6,027
3.12%, 11/01/2026	885	849
3.12%, 06/01/2035	3,400	2,943
3.13%, 03/01/2027	6,501	6,202
3.14%, 12/01/2026	1,625	1,559
3.19%, 01/01/2033	3,393	3,164
3.19%, 03/01/2036	2,072	1,902
3.22%, 09/01/2032	6,000	5,247
3.25%, 09/01/2026	1,347	1,298
3.25%, 02/01/2027	5,176	4,955
3.34%, 02/01/2027	1,500	1,437
3.39%, 07/01/2034	8,500	7,505
3.45%, 04/01/2035	1,682	1,520
3.50%, 12/01/2029	890	857
3.50%, 05/01/2030	171	163
3.50%, 12/01/2030	554	535
3.50%, 07/01/2032	42	40
3.50%, 11/01/2032	306	294

3.50%, 12/01/2032	128	122
3.50%, 02/01/2033	154	148
3.50%, 02/01/2033	181	172
3.50%, 03/01/2033	1,009	969
3.50%, 04/01/2033	693	666
3.50%, 06/01/2033	81	77
3.50%, 10/01/2033	3,507	3,334
3.50%, 06/01/2040	704	650
3.50%, 12/01/2040	33	30
3.50%, 02/01/2041	2,894	2,670
3.50%, 11/01/2041	115	106
3.50%, 12/01/2041	98	90
3.50%, 12/01/2041	162	149
3.50%, 12/01/2041	185	170
3.50%, 02/01/2042	109	101
3.50%, 02/01/2042	148	136
3.50%, 04/01/2042	87	80
3.50%, 05/01/2042	2,329	2,144
3.50%, 06/01/2042	570	525
3.50%, 07/01/2042	474	437
3.50%, 07/01/2042	1,475	1,357
3.50%, 07/01/2042	7,987	7,357
3.50%, 08/01/2042	305	281
3.50%, 09/01/2042	239	220
3.50%, 09/01/2042	260	240
3.50%, 09/01/2042	303	278
3.50%, 09/01/2042	1,861	1,712
3.50%, 10/01/2042	120	110
3.50%, 10/01/2042	148	136
3.50%, 10/01/2042	260	239
3.50%, 10/01/2042	433	398
3.50%, 11/01/2042	1,135	1,044
3.50%, 11/01/2042	2,841	2,612
3.50%, 01/01/2043	273	250
3.50%, 01/01/2043	324	297
3.50%, 02/01/2043	17	16
3.50%, 02/01/2043	29	27
3.50%, 03/01/2043	207	189
3.50%, 03/01/2043	610	560
3.50%, 03/01/2043	1,415	1,300
3.50%, 04/01/2043	599	551
3.50%, 04/01/2043	1,562	1,434
3.50%, 05/01/2043	24	22
3.50%, 05/01/2043	176	161
3.50%, 05/01/2043	671	611
3.50%, 05/01/2043	682	624
3.50%, 07/01/2043	3,781	3,469
3.50%, 08/01/2043	12,336	11,409
3.50%, 04/01/2045	4,584	4,192
3.50%, 06/01/2045	612	558
3.50%, 06/01/2045	2,781	2,538
3.50%, 11/01/2045	1,122	1,022
3.50%, 12/01/2045	195	178
3.50%, 01/01/2046	3,293	3,032
3.50%, 04/01/2046	496	456
3.50%, 08/01/2046	1,652	1,506
3.50%, 09/01/2046	1,507	1,379
3.50%, 11/01/2046	4,440	4,051
3.50%, 12/01/2046	1,497	1,365
3.50%, 12/01/2046	3,197	2,942
3.50%, 02/01/2047	2,549	2,335
3.50%, 06/01/2047	238	217
3.50%, 11/01/2047	2,383	2,173
3.50%, 12/01/2047	1,678	1,530
3.50%, 01/01/2048	1,973	1,799
3.50%, 04/01/2048	10,380	9,465
3.50%, 08/01/2048	5,774	5,262
3.50%, 08/01/2048	10,309	9,480
3.50%, 10/01/2048	2,159	1,969
3.50%, 03/01/2050	8,303	7,476
3.50%, 02/01/2052	8,720	7,848
3.50%, 03/01/2052	1,320	1,198
3.50%, 04/01/2052	5,251	4,773
3.50%, 05/01/2052	5,408	4,854
3.50%, 06/01/2052	9,592	8,621
3.50%, 08/01/2052	9,182	8,294
3.50%, 03/01/2060	6,011	5,305
3.50%, 03/01/2062	9,270	8,123
3.53%, 04/01/2033	12,230	11,159
3.54%, 06/01/2032	15,495	14,213
3.54%, 11/01/2032	10,031	9,191
3.55%, 02/01/2030	1,500	1,418
3.57%, 06/01/2028	8,269	7,929

3.64%, 01/01/2025	497	489
3.66%, 03/01/2027	2,176	2,103
3.77%, 12/01/2025	1,635	1,600
3.80%, 09/01/2032	9,609	8,989
3.81%, 12/01/2028	7,000	6,750
3.90%, 02/01/2033	12,350	11,611
4.00%, 06/01/2033	280	273
4.00%, 12/01/2033	21	21
4.00%, 05/01/2037	3,100	2,979
4.00%, 10/01/2037	613	588
4.00%, 11/01/2037	19,105	18,497
4.00%, 07/01/2040	1,685	1,599
4.00%, 08/01/2040	52	49
4.00%, 09/01/2040	421	399
4.00%, 12/01/2040	82	77
4.00%, 12/01/2040	361	342
4.00%, 01/01/2041	80	76
4.00%, 01/01/2041	174	165
4.00%, 01/01/2041	328	311
4.00%, 01/01/2041	373	353
4.00%, 01/01/2041	437	414
4.00%, 01/01/2041	595	564
4.00%, 01/01/2041	604	572
4.00%, 02/01/2041	21	19
4.00%, 02/01/2041	676	640
4.00%, 03/01/2041	2,603	2,467
4.00%, 09/01/2041	72	68
4.00%, 10/01/2041	341	322
4.00%, 10/01/2041	432	409
4.00%, 12/01/2041	534	506
4.00%, 12/01/2041	651	616
4.00%, 01/01/2042	968	918
4.00%, 03/01/2042	24	22
4.00%, 07/01/2042	151	143
4.00%, 07/01/2042	187	178
4.00%, 07/01/2042	188	179
4.00%, 07/01/2042	216	205
4.00%, 08/01/2042	2,072	1,964
4.00%, 12/01/2042	158	150
4.00%, 04/01/2043	3,160	3,025
4.00%, 07/01/2043	356	337
4.00%, 11/01/2043	945	895
4.00%, 12/01/2043	46	43
4.00%, 12/01/2043	658	623
4.00%, 07/01/2044	837	793
4.00%, 09/01/2044	347	329
4.00%, 12/01/2044	9,397	8,905
4.00%, 01/01/2045	2,481	2,350
4.00%, 07/01/2045	2,512	2,379
4.00%, 10/01/2045	251	238
4.00%, 12/01/2045	347	328
4.00%, 12/01/2045	1,308	1,239
4.00%, 01/01/2046	836	792
4.00%, 01/01/2046	10,287	9,724
4.00%, 08/01/2046	1,193	1,129
4.00%, 03/01/2047	2,455	2,325
4.00%, 03/01/2047	2,509	2,362
4.00%, 06/01/2047	1,285	1,215
4.00%, 08/01/2047	2,642	2,505
4.00%, 11/01/2047	2,219	2,093
4.00%, 11/01/2047	7,450	7,059
4.00%, 01/01/2048	2,369	2,218
4.00%, 01/01/2048	3,932	3,715
4.00%, 03/01/2048	841	790
4.00%, 03/01/2048	5,056	4,791
4.00%, 06/01/2048	5,467	5,141
4.00%, 09/01/2048	288	271
4.00%, 10/01/2048	238	224
4.00%, 03/01/2049	3,034	2,853
4.00%, 05/01/2049	8,664	8,268
4.00%, 07/01/2049	413	385
4.00%, 07/01/2049	1,823	1,714
4.00%, 10/01/2049	2,383	2,253
4.00%, 01/01/2050	3,236	3,034
4.00%, 05/01/2050	2,405	2,247
4.00%, 07/01/2050	2,192	2,044
4.00%, 04/01/2052	5,615	5,206
4.00%, 04/01/2052	10,554	9,789
4.00%, 06/01/2052	5,368	5,015
4.00%, 06/01/2052	12,660	11,739
4.00%, 09/01/2052	18,622	17,270
4.00%, 10/01/2052	7,106	6,590
4.00%, 12/01/2052	3,505	3,280

4.00%, 01/01/2053	2,417	2,240
4.09%, 07/01/2030	11,800	11,422
4.18%, 11/01/2030	3,465	3,374
4.19%, 04/01/2033	1,565	1,504
4.19%, 04/01/2033	8,000	7,690
4.32%, 03/01/2030	12,400	12,165
4.32%, 06/01/2033	4,991	4,847
4.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.73% Cap), 03/01/2035(3)	6	6
4.37%, 03/01/2033	3,158	3,082
4.46% (ECOFC + 1.25%, 2.14% Floor, 12.69% Cap), 09/01/2027(3)	1	1
4.50%, 08/01/2029	41	40
4.50%, 09/01/2029	46	45
4.50%, 01/01/2030	82	80
4.50%, 10/01/2033	1,497	1,463
4.50%, 11/01/2033	4	4
4.50%, 09/01/2034	8	8
4.50%, 04/01/2039	2,543	2,494
4.50%, 11/01/2039	7	7
4.50%, 08/01/2040	1,168	1,145
4.50%, 08/01/2040	1,193	1,170
4.50%, 12/01/2040	496	486
4.50%, 12/01/2040	1,746	1,712
4.50%, 03/01/2041	456	447
4.50%, 04/01/2041	257	252
4.50%, 05/01/2041	410	402
4.50%, 05/01/2041	2,808	2,754
4.50%, 07/01/2041	107	105
4.50%, 08/01/2041	828	812
4.50%, 01/01/2042	909	891
4.50%, 11/01/2042	2,445	2,398
4.50%, 02/01/2046	2,898	2,842
4.50%, 08/01/2047	297	289
4.50%, 05/01/2048	259	251
4.50%, 07/01/2049	2,536	2,454
4.50%, 03/01/2050	8,323	8,059
4.50%, 09/01/2050	1,819	1,744
4.50%, 02/01/2051	984	940
4.50%, 10/01/2052	8,542	8,171
4.50%, 01/01/2053	2,453	2,336
4.50%, 06/01/2062	7,674	7,307
4.50%, 12/01/2026(4)	569	563
4.52%, 10/01/2033	5,005	4,931
4.55%, 09/01/2033	11,749	11,633
4.57% (ECOFC + 1.25%, 3.67% Floor, 13.22% Cap), 03/01/2029(3)(9)	0	0
4.59% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.79% Cap), 04/01/2037(3)	7	7
4.59%, 04/01/2033	12,165	11,982
4.77%, 08/01/2026	558	556
4.97%, 12/01/2030	8,207	8,305
4.97%, 12/01/2032	6,241	6,321
4.98%, 11/01/2032	7,522	7,644
5.00%, 08/01/2024(9)	0	0
5.00%, 05/01/2028	5	5
5.00%, 04/01/2031	24	24
5.00%, 12/01/2032(9)	0	0
5.00%, 06/01/2033	4	4
5.00%, 07/01/2033	6	6
5.00%, 07/01/2033	6	6
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	16	16
5.00%, 11/01/2033	1,153	1,159
5.00%, 04/01/2034	37	38
5.00%, 05/01/2034	15	15
5.00%, 12/01/2034	11	11
5.00%, 01/01/2035	7	7
5.00%, 02/01/2035	202	203
5.00%, 02/01/2035	1,044	1,050
5.00%, 06/01/2035	185	186
5.00%, 07/01/2035	4	4
5.00%, 07/01/2035	888	892
5.00%, 07/01/2035	1,032	1,037
5.00%, 09/01/2035	25	25
5.00%, 10/01/2035	91	91
5.00%, 11/01/2035	213	214
5.00%, 01/01/2036	17	17
5.00%, 02/01/2036	14	14
5.00%, 07/01/2037	261	263
5.00%, 01/01/2038	5,116	5,108
5.00%, 01/01/2039	828	828
5.00%, 09/01/2039	48	48
5.00%, 04/01/2040	100	100
5.00%, 08/01/2040	97	97
5.00%, 05/01/2041	48	48

5.00%, 05/01/2042	758	756
5.00%, 09/01/2043	374	372
5.00%, 01/01/2048	414	410
5.00%, 05/01/2048	957	950
5.00%, 01/01/2049	3,414	3,409
5.00%, 06/01/2052	7,464	7,290
5.00%, 07/01/2052	462	452
5.00%, 08/01/2052	3,231	3,157
5.00%, 08/01/2052	9,389	9,169
5.00%, 08/01/2052	10,175	9,937
5.00%, 10/01/2052	22,093	21,573
5.00%, 02/01/2053	7,348	7,173
5.00%, 03/01/2053	14,610	14,261
5.00%, 06/01/2053	15,564	15,186
5.00%, 03/01/2062	4,620	4,544
5.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035(3)	4	4
5.05% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.42% Cap), 07/01/2035(3)(9)	0	0
5.10% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	19	19
5.12% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.21% Cap), 05/01/2036(3)	1	1
5.13% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.85% Cap), 05/01/2035(3)	3	3
5.24% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.24% Cap), 08/01/2036(3)	2	2
5.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(3)	15	16
5.43% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.18%, 1.17% Floor, 10.97% Cap), 11/01/2037(3)	31	31
5.43%, 10/01/2032	2,237	2,332
5.46% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.19% Cap), 08/01/2034(3)	12	11
5.50%, 07/01/2025(9)	0	0
5.50%, 11/01/2032	27	28
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	28	28
5.50%, 04/01/2033	20	20
5.50%, 07/01/2033	4	4
5.50%, 09/01/2033	75	75
5.50%, 11/01/2033	1	1
5.50%, 12/01/2033	34	35
5.50%, 01/01/2034	4	4
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	7	7
5.50%, 10/01/2034	10	10
5.50%, 02/01/2035	23	23
5.50%, 12/01/2035	8	8
5.50%, 04/01/2036	25	25
5.50%, 05/01/2036	21	22
5.50%, 05/01/2036	34	34
5.50%, 11/01/2036	8	9
5.50%, 03/01/2037	161	165
5.50%, 04/01/2037	54	55
5.50%, 05/01/2037	58	59
5.50%, 01/01/2038	41	42
5.50%, 05/01/2038	9	9
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	47	48
5.50%, 06/01/2038	358	365
5.50%, 09/01/2038	302	308
5.50%, 06/01/2039	13	13
5.50%, 09/01/2039	18	18
5.50%, 12/01/2039	26	27
5.50%, 01/01/2040	216	221
5.50%, 11/01/2052	6,936	6,921
5.50%, 02/01/2053	672	670
5.50%, 02/01/2053	7,286	7,251
5.50%, 03/01/2053	8,226	8,206
5.50%, 03/01/2053	48,508	48,286
5.56% (1 Year CMT Index + 2.27%, 2.27% Floor, 9.75% Cap), 04/01/2035(3)	11	11
5.68% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.35% Cap), 10/01/2035(3)	25	25
5.71% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033(3)	11	11
5.72% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.47%, 1.47% Floor, 9.92% Cap), 10/01/2034(3)	4	4
5.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	22	21
5.74% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	20	20
5.81% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.32% Cap), 06/01/2036(3)	8	8
5.82% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.20% Cap), 09/01/2036(3)	8	8
5.86% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034(3)	5	5
5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.35% Cap), 07/01/2037(3)	20	21

5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.53%, 1.53% Floor, 10.11% Cap), 01/01/2035(3)	4	4
5.91% (30-day Average SOFR + 0.59%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,154	3,134
5.93% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034(3)	1	1
5.97% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 10.89% Cap), 09/01/2035(3)	3	3
5.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(3)	18	18
5.99% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 9.99% Cap), 11/01/2034(3)	2	2
6.00%, 07/01/2026	4	4
6.00%, 07/01/2027	7	7
6.00%, 11/01/2027	4	4
6.00%, 12/01/2027	13	13
6.00%, 01/01/2028	22	22
6.00%, 10/01/2028	15	15
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	10	10
6.00%, 12/01/2032	8	8
6.00%, 12/01/2032	53	54
6.00%, 03/01/2033(9)	0	0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	7	8
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	5	5
6.00%, 09/01/2033	6	6
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	36	37
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	124	128
6.00%, 11/01/2036	14	14
6.00%, 03/01/2037	22	22
6.00%, 09/01/2037	33	34
6.00%, 04/01/2038	9	9
6.00%, 05/01/2038	88	91
6.00%, 11/01/2038	32	33
6.00%, 12/01/2039	467	483
6.00%, 10/01/2040	588	610
6.00%, 07/01/2041	1,563	1,619
6.00%, 11/01/2048	20	20
6.00%, 02/01/2053	7,443	7,510
6.00%, 07/01/2053	6,083	6,289
6.00%, 10/01/2053	3,405	3,475
6.00%, 01/01/2054	1,825	1,845
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	3	3
6.02% (1 Year CMT Index + 2.02%, 2.02% Floor, 10.76% Cap), 11/01/2037(3)	17	17
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.22% Cap), 07/01/2036(3)	13	13
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	33	34
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037(3)	8	8
6.03% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 10.37% Cap), 07/01/2037(3)	15	15
6.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.77% Cap), 12/01/2036(3)	23	23
6.06% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.13% Cap), 09/01/2033(3)	4	5
6.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	12	12
6.07% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.72% Cap), 01/01/2036(3)	9	10
6.09% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 11.00% Cap), 06/01/2036(3)	27	27
6.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.97% Cap), 11/01/2034(3)	2	2
6.13% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	10	10
6.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
6.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(9)	0	0
6.18% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.27% Cap), 10/01/2036(3)	13	13
6.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(9)	0	0
6.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	3	3
6.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 11.11% Cap), 02/01/2037(3)	9	9
6.28% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.22% Cap), 10/01/2034(3)	10	10
6.29% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.41% Cap), 01/01/2038(3)	4	4
6.32% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(3)	36	37
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	17	17
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.83% Cap), 10/01/2036(3)	38	38
6.35% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.07% Cap), 09/01/2037(3)	7	7

6.50%, 04/01/2025(9)	0	0
6.50%, 08/01/2026	8	9
6.50%, 03/01/2029	4	4
6.50%, 11/01/2029	116	118
6.50%, 08/01/2031	6	6
6.50%, 02/01/2032	19	20
6.50%, 01/01/2036	81	83
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	60	61
6.50%, 10/01/2036	14	14
6.50%, 01/01/2037	29	30
6.50%, 08/01/2037	12	12
6.50%, 08/01/2037	18	19
6.50%, 10/01/2037	25	27
6.50%, 10/01/2038	31	32
6.50%, 10/01/2038	119	122
6.55% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.18% Cap), 03/01/2036(3)	76	78
6.62% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	31	31
6.92% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036(3)	35	36
6.96% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036(3)	34	34
7.00%, 09/01/2027(9)	0	0
7.00%, 01/01/2029(9)	0	0
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	29	30
7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	2	2
7.00%, 09/01/2037	21	22
7.00%, 09/01/2038	30	31
7.00%, 10/01/2038	31	32
7.00%, 11/01/2038	25	26
7.00%, 12/01/2038	85	89
7.00%, 01/01/2039	111	115
7.12% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.31%, 1.31% Floor, 12.12% Cap), 07/01/2037(3)	16	17
7.18% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.50%, 1.50% Floor, 12.78% Cap), 02/01/2037(3)	19	20
7.20% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.55%, 1.55% Floor, 10.97% Cap), 02/01/2035(3)	2	2
7.30% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.45%, 1.45% Floor, 12.69% Cap), 01/01/2037(3)	17	17
7.35% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.51%, 1.51% Floor, 10.88% Cap), 01/01/2035(3)	51	52
7.50%, 10/01/2024(9)	0	0
7.50%, 01/01/2035	11	11
7.50%, 03/01/2035	13	14
7.50%, 05/01/2037	8	8
7.50%, 10/01/2037	61	63
7.50%, 11/01/2037	18	20
7.50%, 11/01/2038	15	15
7.50%, 04/01/2039	73	77
8.00%, 05/01/2024(9)	0	0
8.00%, 03/01/2027	2	2
8.00%, 06/01/2027	2	2
8.00%, 06/01/2028(9)	0	0
8.00%, 11/01/2028	6	6
8.00%, 11/01/2037	8	8
8.00%, 01/01/2038	1	1
8.50%, 07/01/2024(9)	0	0
8.50%, 05/01/2025(9)	0	0
Fannie Mae REMIC Trust 2003-W1
4.78%, 12/25/2042, Series 2003-W1, Class 1A1(4)	55	54
5.27%, 12/25/2042, Series 2003-W1, Class 2A(4)	16	16
Fannie Mae REMIC Trust 2003-W4
5.12%, 10/25/2042, Series 2003-W4, Class 2A(4)	8	8
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	202	204
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	46	46
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	78	79
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	46	47
Fannie Mae REMIC Trust 2007-W1
6.28%, 08/25/2047, Series 2007-W10, Class 2A(4)	5	6
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	13	13
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	11	9
Fannie Mae REMIC Trust 2007-W7

6.57% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(8)	7	9
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	153	156
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO(9)	1	0
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	4	4
0.00%, 05/25/2033, Series 2003-35, Class EA	3	2
0.00%, 08/25/2033, Series 2003-132, Class OA(9)	1	0
0.00%, 12/25/2033, Series 2006-44, Class P	37	31
0.00%, 03/25/2034, Series 2004-46, Class EP	17	17
0.00% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(8)	12	11
0.00%, 09/25/2035, Series 2005-90, Class PO	1	1
0.00%, 10/25/2035, Series 2010-39, Class OT	9	7
0.00%, 03/25/2036, Series 2006-16, Class OA	6	5
0.00%, 03/25/2036, Series 2006-8, Class WQ	79	63
0.00%, 04/25/2036, Series 2006-23, Class KO	6	6
0.00%, 04/25/2036, Series 2006-27, Class OH	11	10
0.00%, 04/25/2036, Series 2006-22, Class AO	23	20
0.00%, 06/25/2036, Series 2006-43, Class PO	7	6
0.00%, 06/25/2036, Series 2006-44, Class GO	13	11
0.00%, 06/25/2036, Series 2006-43, Class DO	21	17
0.00%, 06/25/2036, Series 2006-50, Class JO	45	37
0.00%, 06/25/2036, Series 2006-50, Class PS	56	48
0.00%, 07/25/2036, Series 2006-58, Class AP	4	4
0.00%, 07/25/2036, Series 2006-58, Class PO	8	7
0.00%, 07/25/2036, Series 2006-65, Class QO	15	12
0.00%, 08/25/2036, Series 2006-72, Class TO	4	4
0.00%, 08/25/2036, Series 2006-79, Class DO	11	9
0.00%, 08/25/2036, Series 2006-79, Class OP	16	13
0.00%, 08/25/2036, Series 2006-72, Class GO	25	21
0.00%, 09/25/2036, Series 2008-42, Class AO	6	5
0.00%, 09/25/2036, Series 2006-90, Class AO	10	8
0.00%, 09/25/2036, Series 2006-86, Class OB	15	12
0.00%, 11/25/2036, Series 2006-109, Class PO	5	4
0.00%, 11/25/2036, Series 2006-111, Class EO	12	10
0.00%, 11/25/2036, Series 2006-110, Class PO	22	19
0.00%, 12/25/2036, Series 2006-119, Class PO	7	6
0.00%, 12/25/2036, Series 2006-115, Class OK	13	10
0.00%, 01/25/2037, Series 2006-128, Class PO	14	11
0.00%, 01/25/2037, Series 2009-70, Class CO	39	32
0.00%, 03/25/2037, Series 2007-14, Class OP	12	10
0.00%, 04/25/2037, Series 2007-28, Class EO	33	27
0.00%, 05/25/2037, Series 2007-42, Class AO	2	2
0.00%, 07/25/2037, Series 2007-67, Class PO	26	22
0.00%, 10/25/2037, Series 2009-86, Class OT	229	188
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	19	16
0.00% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(8)	52	51
0.00%, 06/25/2040, Series 2010-63, Class AP	31	26
0.00% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(8)	143	4
0.00%, 04/25/2041, Series 2011-30, Class LS(4)	212	8
0.00%, 09/25/2043, Series 2013-92, Class PO	481	360
0.00%, 10/25/2043, Series 2013-101, Class DO	387	283
0.00%, 12/25/2043, Series 2013-128, Class PO	846	630
0.16% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(8)	9	8
0.22% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(8)	45	40
0.35% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(8)	16	1
0.39% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(8)	7	6
0.42% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(8)	71	4
0.42% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(8)	65	4
0.47% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(8)	19	1
0.48% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(8)	72	5
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(8)	195	14
0.62% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(3)(8)	4,210	499
0.63% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS(3)(8)	10,315	849
0.65% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(8)(9)	2	0
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(8)	30	1
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(8)	18	1
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(8)	63	4

0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(8)	38	3
0.75% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(8)	23	2
0.77% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(8)	23	2
0.80% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(8)	28	2
0.82% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(8)	56	5
0.93% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(8)(9)	3	0
0.97% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(8)	173	15
0.97% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(8)	81	5
0.97% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(8)	24	2
0.99% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(8)	39	2
1.01% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(8)	93	7
1.02% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(8)	61	5
1.02% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(8)	92	9
1.03% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(8)	97	8
1.07% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(8)	93	11
1.09% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(8)	15	1
1.10% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(8)	292	36
1.11% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(8)	89	8
1.12% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(8)	44	4
1.15% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(8)	55	5
1.19% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(8)	57	5
1.22% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(8)	54	3
1.22% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(8)	15	1
1.27% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(8)	288	25
1.28% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(8)	25	2
1.42% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(8)	13	1
1.47% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(8)	28	3
1.54%, 01/25/2038, Series 2007-116, Class HI(4)	133	6
1.55% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(8)	3	3
1.56% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(8)	32	3
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(8)(9)	13	0
1.72% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(8)	261	31
1.77% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(8)	18	2
1.79% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(8)	86	77
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(9)	0	—
1.85% (30-day Average SOFR + 17.81%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(8)	3	3
2.00%, 06/25/2041, Series 2021-31, Class AB	3,215	2,850
2.00%, 12/25/2043, Series 2020-35, Class MA	1,549	1,418
2.00%, 06/25/2046, Series 2020-51, Class BA	3,925	3,375
2.17% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(8)	50	2
2.17% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(8)	40	3
2.26% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(8)	8	8
2.38%, 06/25/2038, Series 2008-46, Class HI(4)	25	1
2.46% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(8)	2	2
2.50%, 11/25/2042, Series 2012-128, Class MP	1,039	909
2.56% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(8)	5	5
2.91% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(8)	13	12
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,191
3.00%, 10/25/2033, Series 2013-100, Class WB	655	616
3.00%, 02/25/2043, Series 2013-81, Class TA	326	312
3.00%, 01/25/2046, Series 2016-38, Class NA	935	850
3.00%, 02/25/2047, Series 2017-51, Class CP	963	874
3.11% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(8)	12	13
3.13% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(8)	13	12
3.29% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(8)	8	8

3.29% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(8)	12	13
3.37% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(8)	1	1
3.37% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(8)	6	5
3.41% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(8)	1	1
3.44% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(8)	6	6
3.50%, 04/25/2031, Series 2011-31, Class DB	294	283
3.50%, 09/25/2033, Series 2013-90, Class DL	1,438	1,372
3.50%, 03/25/2042, Series 2013-136, Class QB	531	489
3.50%, 02/25/2043, Series 2013-4, Class AJ	126	116
3.50%, 11/25/2057, Series 2019-7, Class CA	2,934	2,763
3.67% (30-day Average SOFR + 8.99%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(8)(9)	1	0
3.79% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(8)	12	12
4.00%, 04/25/2033, Series 2003-22, Class UD	80	77
4.00%, 05/25/2033, Series 2003-42, Class GB	6	6
4.00%, 04/25/2041, Series 2014-21, Class KW	894	882
4.09% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(8)	21	24
4.27% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(8)	2	2
4.40% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(8)	11	12
4.46% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(8)	8	9
4.50%, 10/25/2036, Series 2009-19, Class PW	69	68
4.50%, 02/25/2039, Series 2009-4, Class BD	1	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,459
4.52% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(8)	3	3
4.55% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(8)	19	20
4.58% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(8)	13	14
4.58% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(8)	35	38
4.63% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(8)	6	7
4.64% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(8)	46	47
4.64% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(8)	8	9
4.68% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	181	180
4.81% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(8)(9)	0	0
4.82% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(8)	1	1
4.82% (30-day Average SOFR + 24.33%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(8)	2	2
5.00%, 11/25/2024, Series 2004-81, Class JG	1	1
5.00%, 03/25/2029, Series 2009-11, Class NB	15	14
5.00%, 11/25/2032, Series 2002-71, Class AP	3	3
5.00%, 03/25/2033, Series 2003-14, Class TI(9)	4	0
5.00%, 03/25/2037, Series 2009-63, Class P	1	1
5.00%, 07/25/2038, Series 2008-56, Class AC	15	14
5.00%, 07/25/2038, Series 2008-60, Class JC	21	21
5.00%, 07/25/2039, Series 2009-52, Class PI	32	5
5.00%, 08/25/2039, Series 2009-59, Class HB	129	128
5.00%, 09/25/2039, Series 2009-65, Class MT	32	32
5.00%, 06/25/2040, Series 2010-64, Class DM	154	153
5.00%, 07/25/2040, Series 2010-80, Class AZ	2,349	2,211
5.00%, 09/25/2040, Series 2010-102, Class PN	106	106
5.07% (30-day Average SOFR + 19.71%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(8)	10	10
5.18% (30-day Average SOFR + 19.82%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(8)	7	7
5.29%, 12/25/2039, Series 2009-103, Class MB(4)	61	62
5.48% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(8)	7	8
5.50% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	25	25
5.50% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	110	107
5.50%, 07/25/2024, Series 2004-53, Class NC(9)	0	0
5.50%, 08/25/2024, Series 2004-65, Class EY(9)	0	0
5.50%, 08/25/2025, Series 2005-67, Class EY	10	10
5.50%, 01/25/2026, Series 2005-121, Class DX	3	3
5.50%, 04/18/2029, Series 1999-18, Class Z	2	2
5.50%, 12/25/2032, Series 2002-78, Class Z	46	46
5.50%, 08/25/2033, Series 2003-72, Class IE	89	12
5.50%, 08/25/2033, Series 2003-73, Class HC	38	38
5.50%, 10/25/2033, Series 2003-105, Class AZ	291	290
5.50%, 04/25/2034, Series 2004-17, Class H	92	92
5.50%, 07/25/2034, Series 2004-50, Class VZ	167	168
5.50%, 08/25/2035, Series 2005-68, Class PG	32	32
5.50%, 08/25/2035, Series 2005-73, Class ZB	311	308
5.50%, 12/25/2035, Series 2006-46, Class UC	1	1

5.50%, 12/25/2035, Series 2005-110, Class GL	200	203
5.50%, 03/25/2036, Series 2006-16, Class HZ	18	18
5.50%, 03/25/2036, Series 2006-12, Class BZ	82	83
5.50%, 03/25/2036, Series 2006-8, Class JZ	100	99
5.50%, 01/25/2037, Series 2006-128, Class BP	4	3
5.50%, 07/25/2037, Series 2007-70, Class Z	62	61
5.50%, 08/25/2037, Series 2007-76, Class AZ	17	17
5.50%, 07/25/2038, Series 2011-47, Class ZA	72	72
5.50%, 10/25/2039, Series 2009-86, Class IP	79	14
5.50%, 06/25/2040, Series 2010-58, Class MB	319	321
5.50%, 07/25/2040, Series 2010-71, Class HJ	116	119
5.50%, 10/25/2040, Series 2010-111, Class AM	394	404
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	18	18
5.68% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	47	46
5.68% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	20	20
5.69% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(8)	8	8
5.72% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	118	117
5.73% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	18	18
5.75%, 06/25/2033, Series 2003-47, Class PE	28	29
5.75%, 07/25/2035, Series 2005-66, Class ZH	847	856
5.75%, 10/25/2035, Series 2005-84, Class XM	23	23
5.78% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	43	43
5.78% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	47	47
5.80% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	29	29
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	16	16
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	82	81
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	13	13
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	89	87
5.84%, 02/25/2051, Series 2011-2, Class WA(4)	32	32
5.88% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	10	10
5.88% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	134	132
5.89% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	13	13
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	26	26
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	16	15
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	14	14
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	61	60
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	62	61
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	419	413
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	166	164
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	31	31
6.00%, 07/18/2028, Series 1998-36, Class ZB	2	2
6.00%, 12/25/2028, Series 1998-66, Class C(9)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	11	1
6.00%, 11/25/2031, Series 2001-60, Class PX	18	19
6.00%, 04/25/2032, Series 2002-15, Class ZA	50	51
6.00%, 11/25/2032, Series 2011-39, Class ZA	149	152
6.00%, 05/25/2033, Series 2003-39, Class IO(4)(9)	3	0
6.00%, 05/25/2033, Series 2003-34, Class AX	13	13
6.00%, 05/25/2033, Series 2003-34, Class GE	38	39
6.00%, 05/25/2033, Series 2003-34, Class ED	58	59
6.00%, 12/25/2035, Series 2005-109, Class PC	3	3
6.00%, 07/25/2036, Series 2006-71, Class ZL	166	171
6.00%, 03/25/2037, Series 2007-18, Class MZ	114	118
6.00%, 05/25/2037, Series 2007-42, Class B	52	53
6.00%, 08/25/2037, Series 2007-78, Class CB	6	6
6.00%, 08/25/2037, Series 2007-78, Class PE	12	12
6.00%, 08/25/2037, Series 2007-76, Class ZG	18	18
6.00%, 08/25/2037, Series 2007-81, Class GE	25	26
6.00%, 08/25/2039, Series 2009-60, Class HT	156	161
6.01%, 09/25/2039, Series 2009-69, Class WA(4)	45	46
6.03%, 10/25/2037, Series 2007-106, Class A7(4)	20	20
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	9	9
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	23	23
6.08% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(8)	2	2
6.14%, 03/25/2040, Series 2010-16, Class WB(4)	93	93
6.18% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	49	49

6.18% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	17	17
6.23% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	102	103
6.24%, 02/25/2040, Series 2010-1, Class WA(4)	21	21
6.31%, 12/25/2039, Series 2009-99, Class WA(4)	109	110
6.33% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	16	16
6.35%, 04/25/2029, Series 1999-17, Class C	1	1
6.39% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(8)	8	13
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	79	80
6.50%, 04/25/2027, Series 1997-32, Class PG	1	1
6.50%, 07/18/2027, Series 1997-42, Class ZC(9)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	3	3
6.50%, 10/25/2031, Series 2001-52, Class KB	2	2
6.50%, 04/25/2032, Series 2002-21, Class PE	8	9
6.50%, 05/25/2032, Series 2002-28, Class PK	17	18
6.50%, 06/25/2032, Series 2002-37, Class Z	8	8
6.50%, 07/25/2032, Series 2006-130, Class GI	27	2
6.50%, 08/25/2032, Series 2002-48, Class GH	20	21
6.50%, 02/25/2033, Series 2003-9, Class NZ	8	9
6.50%, 05/25/2033, Series 2003-33, Class IA	32	5
6.50%, 07/25/2036, Series 2006-63, Class ZH	84	89
6.50%, 07/25/2036, Series 2011-19, Class ZY	112	118
6.50%, 08/25/2036, Series 2006-78, Class BZ	9	10
6.50%, 08/25/2036, Series 2006-77, Class PC	32	32
6.50%, 09/25/2036, Series 2006-85, Class MZ	3	3
6.50%, 06/25/2037, Series 2007-92, Class YA	9	10
6.50%, 12/25/2037, Series 2007-112, Class MJ	68	70
6.50%, 06/25/2042, Series 2002-90, Class A1	31	32
6.65% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(8)	5	5
7.00%, 04/25/2024, Series 1994-63, Class PK(9)	0	0
7.00%, 04/25/2024, Series 1994-62, Class PK(9)	0	0
7.00%, 11/25/2026, Series 1996-48, Class Z	1	1
7.00%, 12/18/2027, Series 1997-81, Class PI(9)	1	0
7.00%, 03/25/2031, Series 2001-7, Class PF	1	1
7.00%, 07/25/2031, Series 2001-30, Class PM	6	6
7.00%, 08/25/2031, Series 2001-36, Class DE	11	12
7.00%, 09/25/2031, Series 2001-44, Class PU	2	2
7.00%, 09/25/2031, Series 2001-44, Class PD	3	3
7.00%, 09/25/2031, Series 2001-44, Class MY	15	16
7.00%, 11/25/2031, Series 2001-61, Class Z	22	22
7.00%, 05/25/2033, Series 2007-97, Class KI	62	5
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	342	357
7.00%, 11/25/2041, Series 2011-118, Class NT	346	361
7.00%, 11/25/2041, Series 2011-118, Class MT	427	445
7.06% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(8)	8	8
7.29% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(8)	6	7
7.50%, 04/18/2027, Series 1997-27, Class J	1	1
7.50%, 04/20/2027, Series 1997-29, Class J	2	2
7.50%, 05/20/2027, Series 1997-39, Class PD	5	5
7.50%, 12/18/2029, Series 1999-62, Class PB	2	2
7.50%, 02/25/2030, Series 2000-2, Class ZE	11	11
7.52% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(8)	2	2
8.50%, 01/25/2025, Series 1995-2, Class Z(9)	0	0
8.50%, 01/25/2031, Series 2000-52, Class IO(9)	1	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(8)	7	7
8.80%, 01/25/2025, Series G95-1, Class C(9)	0	0
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(8)(9)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	30	30
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	51	53
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	177	172
6.50%, 09/25/2042, Series 2003-W6, Class 3A	62	62
Fannie Mae Trust 2003-W8
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	15	15
7.00%, 10/25/2042, Series 2003-W8, Class 2A	67	68
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	110	114
Fannie Mae Trust 2004-W15
5.68% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	53	53
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	18	18
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	16	16
Fannie Mae Trust 2005-W3
5.65% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	432	428

Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	23	24
Fannie Mae Trust 2006-W2
4.04%, 11/25/2045, Series 2006-W2, Class 2A(4)	61	61
5.65% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	195	193
Fannie Mae Whole Loan
5.69% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	435	431
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	8,309	7,603
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	852	829
1.20%, 10/25/2030, Series 2020-M50, Class A2	947	854
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,751	1,557
1.71%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	11,040
1.82%, 10/25/2030, Series 2020-M50, Class X1(4)	14,244	836
1.92%, 11/25/2033, Series 2021-M3, Class X1(4)	25,946	2,056
1.95%, 07/25/2030, Series 2020-M39, Class X1(4)	99,757	6,998
1.98%, 11/25/2028, Series 2020-M38, Class X2(4)	11,381	672
2.47%, 12/25/2026, Series 2017-M3, Class A2(4)	1,117	1,052
2.53%, 09/25/2024, Series 2015-M1, Class A2	864	851
2.55%, 12/25/2026, Series 2017-M4, Class A2(4)	6,262	5,908
2.59%, 12/25/2024, Series 2015-M7, Class A2	949	929
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,595	1,564
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	2,916	2,772
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,106	1,939
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	538	532
3.06%, 06/25/2027, Series 2017-M12, Class A2(4)	3,519	3,352
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	3,958	3,773
3.06%, 03/25/2028, Series 2018-M4, Class A2(4)	2,944	2,780
3.07%, 02/25/2030, Series 2018-M3, Class A2(4)	2,298	2,122
3.07%, 04/25/2029, Series 2017-M5, Class A2(4)	2,613	2,428
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	4,341	4,154
3.30%, 06/25/2028, Series 2018-M8, Class A2(4)	4,666	4,430
3.36%, 07/25/2028, Series 2018-M10, Class A2(4)	6,968	6,627
3.55%, 09/25/2028, Series 2019-M1, Class A2(4)	6,342	6,065
3.63%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,308
4.47%, 03/25/2033, Series 2023-M8, Class A2(4)	7,835	7,705
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	50	24
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1(9)	0	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
0.21% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(8)	532	39
Freddie Mac Gold Pool
2.00%, 01/01/2032	1,999	1,840
2.50%, 06/01/2028	208	198
2.50%, 03/01/2030	424	401
2.50%, 07/01/2030	1,126	1,061
2.50%, 07/01/2031	1,041	976
2.50%, 08/01/2031	612	566
2.50%, 11/01/2046	1,182	1,011
3.00%, 07/01/2028	358	345
3.00%, 08/01/2028	207	200
3.00%, 09/01/2028	823	792
3.00%, 10/01/2028	314	303
3.00%, 05/01/2029	333	317
3.00%, 09/01/2031	369	350
3.00%, 02/01/2032	2,226	2,111
3.00%, 07/01/2035	2,996	2,776
3.00%, 09/01/2036	1,197	1,103
3.00%, 08/01/2042	630	565
3.00%, 10/01/2042	1,674	1,496
3.00%, 11/01/2042	2,879	2,581
3.00%, 02/01/2043	146	130
3.00%, 03/01/2043	1,003	890
3.00%, 03/01/2043	2,012	1,798
3.00%, 04/01/2043	36	32
3.00%, 04/01/2043	5,764	5,152
3.00%, 06/01/2043	18	16
3.00%, 07/01/2043	11	10
3.00%, 07/01/2043	118	106
3.00%, 08/01/2043	237	212
3.00%, 08/01/2043	2,658	2,377
3.00%, 10/01/2043	5,533	4,946
3.00%, 05/01/2045	428	382
3.00%, 05/01/2045	1,128	1,004
3.00%, 06/01/2045	238	213
3.00%, 10/01/2045	1,858	1,661
3.00%, 10/01/2046	3,184	2,805
3.00%, 10/01/2046	9,411	8,323
3.00%, 01/01/2047	775	682

3.00%, 02/01/2047	4,335	3,816
3.00%, 03/01/2047	558	491
3.00%, 05/01/2047	6,700	5,911
3.50%, 01/01/2032	173	166
3.50%, 03/01/2032	67	64
3.50%, 02/01/2033	94	89
3.50%, 05/01/2033	72	69
3.50%, 05/01/2033	286	272
3.50%, 01/01/2034	2,432	2,324
3.50%, 04/01/2037	3,012	2,837
3.50%, 11/01/2037	814	764
3.50%, 05/01/2042	312	288
3.50%, 06/01/2042	138	127
3.50%, 06/01/2042	919	833
3.50%, 08/01/2042	186	172
3.50%, 09/01/2042	1,382	1,273
3.50%, 09/01/2042	1,830	1,685
3.50%, 10/01/2042	926	853
3.50%, 10/01/2042	4,740	4,368
3.50%, 11/01/2042	74	67
3.50%, 11/01/2042	411	378
3.50%, 11/01/2042	1,145	1,055
3.50%, 12/01/2042	1,118	1,030
3.50%, 01/01/2043	2,906	2,673
3.50%, 03/01/2043	240	221
3.50%, 05/01/2043	99	91
3.50%, 06/01/2043	281	257
3.50%, 06/01/2043	559	514
3.50%, 07/01/2043	199	183
3.50%, 10/01/2043	70	64
3.50%, 05/01/2044	6,706	6,170
3.50%, 01/01/2045	5,510	5,074
3.50%, 06/01/2045	493	452
3.50%, 12/01/2045	1,348	1,230
3.50%, 01/01/2046	3,176	2,909
3.50%, 05/01/2046	868	792
3.50%, 07/01/2046	1,483	1,354
3.50%, 08/01/2046	3,010	2,759
3.50%, 12/01/2046	2,816	2,571
3.50%, 01/01/2047	1,066	976
3.50%, 10/01/2047	2,468	2,253
3.50%, 03/01/2048	1,888	1,731
4.00%, 09/01/2040	220	209
4.00%, 11/01/2040	12	12
4.00%, 11/01/2040	561	532
4.00%, 12/01/2040	157	149
4.00%, 12/01/2040	350	330
4.00%, 12/01/2040	348	330
4.00%, 12/01/2040	408	387
4.00%, 12/01/2040	436	414
4.00%, 01/01/2041	348	329
4.00%, 10/01/2041	1,450	1,375
4.00%, 11/01/2041	5	4
4.00%, 01/01/2042	58	55
4.00%, 05/01/2042	5	5
4.00%, 06/01/2042	710	674
4.00%, 10/01/2042	18	16
4.00%, 01/01/2043	102	96
4.00%, 09/01/2043	2,513	2,385
4.00%, 11/01/2043	26	24
4.00%, 11/01/2043	49	47
4.00%, 12/01/2043	78	74
4.00%, 12/01/2043	154	146
4.00%, 12/01/2043	469	445
4.00%, 01/01/2044	49	46
4.00%, 01/01/2044	154	146
4.00%, 03/01/2044	796	755
4.00%, 10/01/2044	2,464	2,338
4.00%, 01/01/2045	122	116
4.00%, 10/01/2045	161	153
4.00%, 10/01/2045	2,329	2,194
4.00%, 11/01/2045	3,418	3,241
4.00%, 01/01/2046	1,600	1,520
4.00%, 05/01/2046	84	79
4.00%, 06/01/2046	3,521	3,339
4.00%, 08/01/2046	856	811
4.00%, 01/01/2047	5,141	4,877
4.00%, 06/01/2047	1,244	1,178
4.50%, 11/01/2035	4	4
4.50%, 07/01/2039	57	56
4.50%, 10/01/2039	515	506
4.50%, 11/01/2039	587	577
4.50%, 11/01/2039	826	811

4.50%, 05/01/2040	297	292
4.50%, 08/01/2040	122	120
4.50%, 09/01/2040	101	100
4.50%, 09/01/2040	392	385
4.50%, 03/01/2041	77	76
4.50%, 05/01/2041	685	673
4.50%, 08/01/2041	191	187
4.50%, 12/01/2043	2,376	2,333
4.50%, 03/01/2044	180	176
4.50%, 05/01/2044	263	257
4.50%, 07/01/2044	21	21
4.50%, 07/01/2044	93	91
4.50%, 09/01/2044	615	601
4.50%, 09/01/2046	1,089	1,062
4.50%, 10/01/2046	919	896
4.50%, 11/01/2046	4,506	4,425
4.50%, 07/01/2047	425	414
4.50%, 07/01/2047	440	428
4.50%, 11/01/2047	303	295
5.00%, 01/01/2034	10	10
5.00%, 06/01/2034	23	23
5.00%, 09/01/2034	36	36
5.00%, 03/01/2035	10	10
5.00%, 08/01/2035	409	409
5.00%, 03/01/2036	974	980
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	25	25
5.00%, 03/01/2037	64	64
5.00%, 06/01/2037	69	70
5.00%, 08/01/2037	74	74
5.00%, 02/01/2038	100	101
5.00%, 03/01/2038	23	23
5.00%, 03/01/2038	88	89
5.00%, 03/01/2038	111	111
5.00%, 03/01/2038	116	116
5.00%, 04/01/2038	55	56
5.00%, 09/01/2038	12	12
5.00%, 09/01/2038	71	71
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	24	24
5.00%, 12/01/2038(9)	0	0
5.00%, 12/01/2038	83	84
5.00%, 02/01/2039	169	170
5.00%, 05/01/2039	4	4
5.00%, 10/01/2039	191	192
5.00%, 01/01/2040	45	45
5.00%, 03/01/2040	82	82
5.00%, 03/01/2040	772	772
5.00%, 08/01/2040	115	115
5.00%, 04/01/2041	427	427
5.00%, 06/01/2041	188	188
5.00%, 12/01/2047	1,192	1,172
5.00%, 02/01/2048	575	571
5.50%, 01/01/2033	15	16
5.50%, 10/01/2033	15	15
5.50%, 07/01/2035	33	33
5.50%, 01/01/2036	7	8
5.50%, 12/01/2036	14	15
5.50%, 05/01/2038	21	21
5.50%, 08/01/2038	28	29
5.50%, 01/01/2039	1,075	1,098
5.50%, 03/01/2040	9	9
5.50%, 05/01/2040	725	741
5.50%, 08/01/2040	292	298
6.00%, 10/01/2029	3	3
6.00%, 12/01/2033	8	8
6.00%, 01/01/2034	12	13
6.00%, 11/01/2036	5	5
6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	7	7
6.50%, 01/01/2028	8	8
6.50%, 06/01/2029	4	4
6.50%, 08/01/2029	42	44
6.50%, 11/01/2034	3	3
6.50%, 01/01/2035	35	36
6.50%, 12/01/2035	5	5
6.50%, 12/01/2035	25	26
6.50%, 11/01/2036	7	7
6.50%, 11/01/2036	61	61
6.50%, 11/01/2036	78	80
6.50%, 12/01/2036	54	55
6.50%, 12/01/2036	111	115
6.50%, 01/01/2037	2	2

6.50%, 01/01/2037	5	5
6.50%, 02/01/2037	7	7
6.50%, 06/01/2037	4	4
6.50%, 11/01/2037	19	20
6.50%, 03/01/2038	22	23
7.00%, 04/01/2026(9)	0	0
7.00%, 12/01/2028	7	7
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	11	11
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	3	3
7.00%, 02/01/2037	3	4
7.50%, 08/01/2025(9)	0	0
7.50%, 01/01/2032	25	25
7.50%, 12/01/2036	78	79
7.50%, 01/01/2038	13	13
7.50%, 01/01/2038	36	37
7.50%, 09/01/2038	14	15
8.00%, 08/01/2024(9)	0	0
8.00%, 11/01/2024(9)	0	0
8.50%, 07/01/2028(9)	0	0
10.00%, 10/01/2030	1	1
Freddie Mac Multifamily Structured Pass-Through Certificates
1.21%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,066
1.32%, 01/25/2030, Series K106, Class X1(4)	127,236	7,909
1.33%, 03/25/2026, Series K055, Class X1(4)	24,828	557
1.57%, 05/25/2030, Series K111, Class X1(4)	27,961	2,118
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,515
2.13%, 11/25/2031, Series K136, Class A2	14,260	11,976
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,671
2.81%, 09/25/2024, Series KJ14, Class A2	1,701	1,684
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,559
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,750
3.09%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,110
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	11,114
3.24%, 04/25/2027, Series K065, Class A2	3,316	3,181
3.30%, 11/25/2027, Series K070, Class A2(4)	3,008	2,876
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,405
3.71%, 09/25/2032, Series K-150, Class A2(4)	11,105	10,358
3.80%, 10/25/2032, Series K-151, Class A2(4)	12,850	12,059
3.82%, 12/25/2032, Series K-153, Class A2(4)	10,300	9,676
3.85%, 06/25/2028, Series K078, Class A2	7,875	7,637
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	6,038
4.28%, 07/25/2030, Series K752, Class A2	8,425	8,235
4.61%, 02/25/2033, Series KJ44, Class A2	7,500	7,320
5.03%, 10/25/2031, Series KJ48, Class A2	8,000	8,011
5.15%, 12/25/2033, Series K-162, Class A2	5,108	5,287
Freddie Mac Non Gold Pool
4.79% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.14% Cap), 04/01/2034(3)	6	6
5.10% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	23	23
5.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.57% Cap), 05/01/2036(3)	10	10
5.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(3)	32	33
5.47% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 11.01% Cap), 06/01/2036(3)	53	54
5.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036(3)	5	5
5.55% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.16% Cap), 09/01/2036(3)	47	47
5.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037(3)	17	17
5.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 10.61% Cap), 05/01/2038(3)	3	3
5.72% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	49	49
5.78% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.36% Cap), 01/01/2027(3)	1	1
5.83% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.72% Cap), 12/01/2036(3)	43	43
5.84% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.66%, 1.66% Floor, 10.09% Cap), 02/01/2036(3)	5	5
5.85% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	11	11
5.88% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	1	1
5.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 11.03% Cap), 04/01/2038(3)	15	15
5.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(3)	22	22
5.91% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.06% Cap), 05/01/2037(3)	2	2
5.92% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5
5.92% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(3)	92	94
5.94% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	3	3
5.95% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.35% Cap), 07/01/2036(3)	14	14
5.95% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.61% Cap), 11/01/2036(3)	11	11
5.96% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.82% Cap), 07/01/2036(3)	8	8

5.97% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	10	10
6.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	4	4
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.27% Cap), 09/01/2036(3)	13	13
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 9.08% Cap), 07/01/2040(3)	13	13
6.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	7	8
6.08% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.46% Cap), 05/01/2033(3)	33	33
6.12% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	2	2
6.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 10.57% Cap), 01/01/2037(3)	9	9
6.17% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.25% Cap), 12/01/2036(3)	23	23
6.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.70% Cap), 04/01/2030(3)(9)	0	0
6.29% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.39% Cap), 11/01/2036(3)	28	29
6.31% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.61% Cap), 03/01/2036(3)	7	7
6.32% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.64% Cap), 11/01/2036(3)	12	12
6.33% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.82% Cap), 09/01/2034(3)	32	32
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(3)	13	13
6.34% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 02/01/2036(3)	17	17
6.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	9	9
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.91% Cap), 01/01/2035(3)	15	15
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 01/01/2035(3)	49	51
6.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(3)	1	1
6.45% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036(3)	12	12
6.45% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.14% Cap), 09/01/2032(3)	1	1
6.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036(3)	11	11
6.48% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.07%, 2.07% Floor, 11.10% Cap), 05/01/2037(3)	22	22
6.54% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.99% Cap), 03/01/2036(3)	27	27
6.79% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.47%, 2.48% Floor, 12.10% Cap), 03/01/2037(3)	2	2
7.39% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037(3)	36	37
7.43% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 12.87% Cap), 08/01/2036(3)	16	16
7.45% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.45% Cap), 10/01/2036(3)	12	12
7.54% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.23% Cap), 03/01/2037(3)	27	28
7.54% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	5	5
7.56% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 13.05% Cap), 10/01/2036(3)	45	46
7.61% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.81% Floor, 12.48% Cap), 07/01/2036(3)	20	20
7.72% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 12.44% Cap), 10/01/2036(3)	14	14
7.79% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	24	24
7.85% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.42% Cap), 05/01/2037(3)	6	6
7.88% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.20% Cap), 05/01/2037(3)	24	24
8.02% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	8	8
Freddie Mac Pool
1.50%, 06/01/2037	2,703	2,340
1.50%, 12/01/2040	11,201	9,204
1.50%, 11/01/2050	7,245	5,458
1.50%, 03/01/2051	1,105	835
1.80%, 11/01/2028	14,000	12,294
2.00%, 08/01/2035	4,650	4,141
2.00%, 06/01/2036	1,171	1,044
2.00%, 06/01/2036	1,875	1,671
2.00%, 12/01/2036	11,531	10,228
2.00%, 01/01/2037	10,406	9,327
2.00%, 06/01/2040	1,334	1,130
2.00%, 12/01/2041	8,973	7,536
2.00%, 12/01/2041	16,690	14,010
2.00%, 03/01/2042	11,506	9,646
2.00%, 09/01/2050	3,588	2,874
2.00%, 09/01/2050	10,912	8,702
2.00%, 11/01/2050	556	443
2.00%, 11/01/2050	1,634	1,308
2.00%, 12/01/2050	1,493	1,188
2.00%, 02/01/2051	7,242	5,768
2.00%, 03/01/2051	7,846	6,221
2.00%, 03/01/2051	10,535	8,401
2.00%, 05/01/2051	7,016	5,577
2.00%, 05/01/2051	7,781	6,275
2.00%, 05/01/2051	10,604	8,432
2.00%, 06/01/2051	5,956	4,728
2.00%, 07/01/2051	1,068	848

2.00%, 08/01/2051	5,024	3,991
2.00%, 08/01/2051	14,052	11,157
2.00%, 09/01/2051	8,478	6,825
2.00%, 11/01/2051	351	280
2.00%, 11/01/2051	410	327
2.00%, 11/01/2051	11,622	9,226
2.00%, 12/01/2051	3,395	2,695
2.00%, 12/01/2051	5,099	4,083
2.00%, 12/01/2051	15,887	12,594
2.00%, 02/01/2052	6,847	5,249
2.00%, 02/01/2052	16,577	13,274
2.00%, 03/01/2052	11,246	8,941
2.50%, 07/01/2035	349	320
2.50%, 12/01/2035	894	822
2.50%, 02/01/2042	9,873	8,581
2.50%, 07/01/2050	1,408	1,143
2.50%, 07/01/2050	13,563	11,317
2.50%, 07/01/2050	20,983	17,374
2.50%, 10/01/2050	5,946	4,989
2.50%, 11/01/2050	1,989	1,657
2.50%, 02/01/2051	11,403	9,601
2.50%, 02/01/2051	11,738	9,922
2.50%, 02/01/2051	11,942	10,079
2.50%, 03/01/2051	583	491
2.50%, 04/01/2051	22,718	18,887
2.50%, 05/01/2051	3,154	2,620
2.50%, 05/01/2051	6,399	5,294
2.50%, 05/01/2051	8,206	6,853
2.50%, 06/01/2051	468	387
2.50%, 06/01/2051	1,290	1,067
2.50%, 07/01/2051	5,950	4,982
2.50%, 08/01/2051	6,580	5,473
2.50%, 09/01/2051	3,824	3,193
2.50%, 10/01/2051	2,314	1,914
2.50%, 11/01/2051	10,230	8,604
2.50%, 11/01/2051	11,610	9,628
2.50%, 11/01/2051	12,165	10,245
2.50%, 11/01/2051	16,213	13,510
2.50%, 12/01/2051	1,116	925
2.50%, 02/01/2052	3,301	2,751
2.50%, 02/01/2052	4,338	3,595
2.50%, 02/01/2052	6,675	5,553
2.50%, 04/01/2052	5,771	4,839
3.00%, 04/01/2032	7,536	7,133
3.00%, 05/01/2037	1,263	1,182
3.00%, 01/01/2046	7,081	6,322
3.00%, 06/01/2048	10,699	9,241
3.00%, 08/01/2048	2,155	1,890
3.00%, 02/01/2049	9,173	8,132
3.00%, 10/01/2049	1,271	1,109
3.00%, 11/01/2049	952	830
3.00%, 12/01/2049	439	383
3.00%, 01/01/2050	1,365	1,189
3.00%, 01/01/2050	1,426	1,245
3.00%, 01/01/2050	1,944	1,695
3.00%, 02/01/2050	207	182
3.00%, 02/01/2050	6,788	5,931
3.00%, 02/01/2050	9,580	8,340
3.00%, 04/01/2050	1,542	1,347
3.00%, 06/01/2050	584	508
3.00%, 06/01/2050	7,130	6,259
3.00%, 07/01/2050	4,535	3,961
3.00%, 09/01/2050	45	40
3.00%, 09/01/2050	1,017	893
3.00%, 03/01/2051	1,778	1,555
3.00%, 04/01/2051	11,760	10,200
3.00%, 06/01/2051	2,748	2,375
3.00%, 01/01/2052	4,446	3,856
3.00%, 02/01/2052	922	803
3.00%, 02/01/2052	7,095	6,112
3.00%, 02/01/2052	9,673	8,329
3.00%, 02/01/2052	22,018	18,965
3.50%, 08/01/2035	3,247	3,095
3.50%, 06/01/2037	474	450
3.50%, 02/01/2042	758	698
3.50%, 08/01/2044	1,902	1,741
3.50%, 10/01/2047	173	158
3.50%, 03/01/2048	1,538	1,405
3.50%, 03/01/2048	3,612	3,306
3.50%, 10/01/2049	1,108	1,007
3.50%, 01/01/2051	10,566	9,630
3.50%, 04/01/2052	10,151	9,086
3.50%, 04/01/2052	17,616	15,765

3.50%, 04/01/2052	29,607	26,853
3.50%, 05/01/2052	5,410	4,856
3.50%, 05/01/2052	38,748	34,697
3.50%, 06/01/2052	5,533	5,036
3.70%, 06/01/2034	11,150	10,258
3.75%, 08/01/2032	15,000	13,950
4.00%, 02/01/2046	3,646	3,455
4.00%, 08/01/2048	110	103
4.00%, 01/01/2049	2,689	2,532
4.00%, 07/01/2049	8,688	8,232
4.00%, 05/01/2050	363	338
4.00%, 02/01/2051	3,246	3,028
4.00%, 06/01/2052	12,532	11,622
4.00%, 08/01/2052	15,430	14,311
4.00%, 09/01/2052	348	323
4.00%, 10/01/2052	11,965	11,097
4.50%, 06/01/2048	2,468	2,394
4.50%, 12/01/2048	2,932	2,832
4.50%, 09/01/2050	4,390	4,237
4.50%, 05/01/2052	882	840
4.50%, 07/01/2052	950	904
4.50%, 08/01/2052	30,243	28,799
5.00%, 12/01/2037	286	286
5.00%, 02/01/2038	4,915	4,911
5.00%, 08/01/2038	347	347
5.00%, 11/01/2038	15,709	15,685
5.00%, 01/01/2039	2,159	2,155
5.00%, 07/01/2052	5,622	5,489
5.00%, 10/01/2052(9)	4	–
5.00%, 11/01/2052	5,855	5,716
5.50%, 11/01/2052	10,772	10,754
5.50%, 06/01/2053	7,336	7,306
6.00%, 12/01/2052	4,468	4,517
6.00%, 06/01/2053	7,698	7,773
6.00%, 12/01/2053	2,666	2,695
6.00%, 02/01/2054	3,637	3,674
6.50%, 09/01/2053	6,115	6,291
6.50%, 10/01/2053	4,439	4,557
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	123	127
6.00%, 05/15/2036, Series R007, Class ZA	162	166
Freddie Mac REMICS
0.00%, 05/15/2024, Series 2306, Class K(9)	0	0
0.00%, 09/15/2032, Series 3393, Class JO	406	348
0.00%, 12/15/2032, Series 2835, Class QO	8	6
0.00%, 07/15/2034, Series 3611, Class PO	44	38
0.00%, 02/15/2035, Series 2990, Class GO	14	12
0.00%, 04/15/2035, Series 3077, Class TO	5	5
0.00%, 08/15/2035, Series 3014, Class OD	3	3
0.00%, 09/15/2035, Series 3029, Class SO	11	10
0.00%, 02/15/2036, Series 3117, Class OG	6	5
0.00%, 02/15/2036, Series 3117, Class OK	10	8
0.00%, 02/15/2036, Series 3117, Class EO	11	9
0.00%, 02/15/2036, Series 3117, Class AO	20	18
0.00%, 03/15/2036, Series 3134, Class PO	3	2
0.00%, 03/15/2036, Series 3122, Class OP	11	10
0.00%, 03/15/2036, Series 3122, Class OH	12	10
0.00%, 04/15/2036, Series 3138, Class PO	15	12
0.00%, 04/15/2036, Series 3147, Class PO	23	21
0.00%, 04/15/2036, Series 3607, Class AO	28	23
0.00%, 04/15/2036, Series 3607, Class BO	51	43
0.00%, 05/15/2036, Series 3233, Class OP	4	3
0.00%, 05/15/2036, Series 3149, Class SO	9	7
0.00%, 05/15/2036, Series 3151, Class PO	17	14
0.00%, 05/15/2036, Series 3153, Class EO	21	18
0.00%, 06/15/2036, Series 3171, Class MO	28	25
0.00%, 07/15/2036, Series 3179, Class OA	10	8
0.00%, 08/15/2036, Series 3200, Class PO	17	14
0.00%, 09/15/2036, Series 3218, Class AO	8	6
0.00%, 09/15/2036, Series 3213, Class OA	9	7
0.00%, 10/15/2036, Series 3225, Class EO	17	14
0.00%, 12/15/2036, Series 3256, Class PO	10	8
0.00%, 01/15/2037, Series 3261, Class OA	9	8
0.00%, 02/15/2037, Series 3274, Class JO	3	2
0.00%, 02/15/2037, Series 3510, Class OD	23	19
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	11	9
0.00%, 05/15/2037, Series 3318, Class AO(9)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	18	15
0.00%, 05/15/2037, Series 3607, Class PO	99	80
0.00%, 06/15/2037, Series 3326, Class JO	2	1
0.00%, 06/15/2037, Series 3331, Class PO	10	8
0.00%, 07/15/2037, Series 3607, Class OP	147	120

0.00%, 09/15/2037, Series 3365, Class PO	15	12
0.00%, 10/15/2039, Series 3607, Class TO	49	39
0.00%, 01/15/2040, Series 3802, Class LS(4)	233	14
0.00%, 01/15/2040, Series 3621, Class BO	42	35
0.00% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(8)	123	119
0.00%, 10/15/2049, Series 3582, Class PO	205	177
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(3)(8)	13,561	401
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(3)(8)	1,987	30
0.42% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(8)	80	6
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(8)	131	9
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(8)	37	2
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(8)	100	7
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(8)	100	9
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(8)(9)	6	0
0.71% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(8)	15	1
0.77% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(8)	64	6
0.82% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(8)	30	2
0.87% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(8)	52	1
0.99% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(8)	123	8
1.02% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(8)	32	2
1.02% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(8)	72	6
1.17% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(8)	17	1
1.22% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(8)	213	18
1.27% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(8)	28	2
1.37% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(8)	63	6
1.67% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(8)(9)	5	0
1.89% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(8)	14	13
2.00%, 12/25/2051, Series 5190, Class EC	7,509	6,455
2.00%, 02/25/2052, Series 5197, Class EA	7,689	6,677
2.42% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(8)	12	11
2.52% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(8)	10	1
2.57% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(8)	25	2
2.57% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(8)	6	1
3.00%, 08/15/2033, Series 4238, Class WY	221	208
3.00%, 06/15/2043, Series 4217, Class KY	206	176
3.00%, 12/15/2047, Series 4740, Class P	993	874
3.00%, 10/25/2050, Series 5019, Class IP	1,935	325
3.01% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(8)(9)	0	0
3.12% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(8)	209	196
3.22% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(8)(9)	4	0
3.29% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(8)(9)	0	0
3.50%, 01/15/2026, Series 3793, Class AB	170	167
3.50%, 09/25/2044, Series 5230, Class DM	14,488	13,650
3.50%, 12/15/2047, Series 4746, Class ZN	5,525	5,018
3.50%, 01/25/2051, Series 5228, Class BH	5,444	5,134
3.50%, 10/15/2053, Series 4821, Class MA	1,898	1,815
3.66% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(8)	9	9
3.87% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(8)	6	6
3.94% (30-day Average SOFR + 33.20%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(8)(9)	0	0
4.00%, 12/15/2024, Series 3614, Class QB	7	7
4.00%, 11/15/2041, Series 3957, Class B	119	114
4.00%, 12/15/2041, Series 3966, Class NA	114	109
4.00%, 11/25/2051, Series 5249, Class AB	7,865	7,531
4.08% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(8)(9)	0	0
4.12% (30-day Average SOFR + 27.52%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(8)	2	2
4.25% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(8)	18	16
4.50%, 06/15/2025, Series 3684, Class CY	27	27
4.50%, 12/15/2039, Series 3610, Class CA	1,284	1,261
4.50%, 09/15/2043, Series 4247, Class AY	1,000	940

4.55% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(8)	4	5
4.65% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(8)	2	2
4.72% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(8)	9	9
4.80% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(8)	8	8
4.89% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(8)	28	29
5.00%, 12/15/2024, Series 2903, Class Z(9)	0	0
5.00%, 04/15/2030, Series 3654, Class DC	401	400
5.00%, 07/15/2033, Series 2653, Class PZ	129	126
5.00%, 01/15/2034, Series 3920, Class LP	102	102
5.00%, 12/15/2040, Series 3770, Class ZB	589	583
5.00%, 05/15/2041, Series 3860, Class PZ	1,169	1,156
5.23% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(8)	12	13
5.37% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(8)	14	15
5.50%, 02/15/2034, Series 2744, Class PE(9)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	23	23
5.50%, 08/15/2036, Series 3200, Class AY	65	66
5.50%, 03/15/2038, Series 3423, Class PB	185	190
5.50%, 05/15/2038, Series 3453, Class B	9	9
5.50%, 01/15/2039, Series 3501, Class CB	73	75
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(8)	72	68
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(8)	186	185
5.56% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(8)	9	9
5.65%, 10/15/2038, Series 3895, Class WA(4)	32	33
5.71%, 02/15/2039, Series 3546, Class A(4)	24	24
5.73% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	36	35
5.77% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	233	229
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	20	20
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	176	175
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	252	247
5.87% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	14	14
5.88% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	833	820
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	337	332
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	141	139
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	177	176
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	177	177
6.00%, 06/15/2024, Series 1737, Class L(9)	0	0
6.00%, 05/15/2027, Series 1981, Class Z	2	2
6.00%, 07/15/2028, Series 2070, Class C	3	3
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	8	8
6.00%, 12/15/2028, Series 2106, Class ZD	17	17
6.00%, 01/15/2029, Series 2110, Class PG	20	20
6.00%, 02/15/2029, Series 2125, Class JZ	5	5
6.00%, 09/15/2032, Series 2500, Class MC	17	17
6.00%, 12/15/2032, Series 2544, Class HC	14	14
6.00%, 12/15/2032, Series 2543, Class YX	35	35
6.00%, 01/15/2033, Series 2552, Class ME	22	22
6.00%, 02/15/2033, Series 2567, Class QD	19	20
6.00%, 02/15/2033, Series 2575, Class ME	86	88
6.00%, 03/15/2033, Series 2596, Class QG	12	13
6.00%, 05/15/2034, Series 2802, Class OH	22	23
6.00%, 04/15/2035, Series 2968, Class EH	444	452
6.00%, 01/15/2036, Series 3101, Class UZ	52	53
6.00%, 03/15/2036, Series 3122, Class ZB	3	3
6.00%, 04/15/2036, Series 3219, Class DI	26	5
6.00%, 04/15/2036, Series 3137, Class XP	37	38
6.00%, 04/15/2036, Series 3819, Class ZQ	267	275
6.00%, 06/15/2036, Series 3164, Class MG	7	7
6.00%, 02/15/2037, Series 3274, Class B	22	23
6.00%, 04/15/2037, Series 3302, Class UT	26	27
6.00%, 05/15/2037, Series 3315, Class HZ	19	20
6.00%, 06/15/2038, Series 3461, Class LZ	6	7
6.00%, 06/15/2038, Series 3461, Class Z	149	153
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	4	4
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	72	72
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	7	7
6.11% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	242	241

6.13% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(9)	0	0
6.18% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	16	16
6.23% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	21	21
6.25%, 08/15/2028, Series 2075, Class PM	10	10
6.25%, 02/15/2029, Series 2126, Class CB	17	18
6.33% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	11	11
6.34% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(8)(9)	0	0
6.38%, 02/15/2032, Series 2410, Class OE(9)	0	0
6.50%, 03/15/2026, Series 1829, Class ZB(9)	0	0
6.50%, 07/15/2026, Series 1863, Class Z(9)	0	0
6.50%, 01/15/2027, Series 1927, Class ZA	1	1
6.50%, 12/15/2027, Series 2019, Class Z	2	2
6.50%, 06/15/2028, Series 2063, Class PG	4	4
6.50%, 08/15/2028, Series 2075, Class PH	9	10
6.50%, 05/15/2031, Series 2313, Class LA	1	1
6.50%, 08/15/2031, Series 2351, Class PZ	5	5
6.50%, 08/15/2031, Series 2345, Class NE	6	6
6.50%, 08/15/2031, Series 2344, Class ZJ	8	8
6.50%, 08/15/2031, Series 2344, Class ZD	59	61
6.50%, 10/15/2031, Series 2367, Class ME	7	7
6.50%, 01/15/2032, Series 2399, Class OH	8	8
6.50%, 01/15/2032, Series 2399, Class TH	9	9
6.50%, 02/15/2032, Series 2410, Class NG	10	10
6.50%, 02/15/2032, Series 2420, Class XK	13	14
6.50%, 03/15/2032, Series 2430, Class WF	16	16
6.50%, 03/15/2032, Series 2423, Class TB	17	17
6.50%, 04/15/2032, Series 2441, Class GF	4	4
6.50%, 04/15/2032, Series 2435, Class CJ	23	23
6.50%, 04/15/2032, Series 2434, Class ZA	26	26
6.50%, 05/15/2032, Series 2455, Class GK	12	12
6.50%, 06/15/2032, Series 2466, Class DH	4	4
6.50%, 06/15/2032, Series 2458, Class ZM	8	8
6.50%, 06/15/2032, Series 2466, Class PH	15	16
6.50%, 07/15/2032, Series 2474, Class NR	14	14
6.50%, 07/15/2032, Series 2484, Class LZ	18	19
6.50%, 03/15/2033, Series 2586, Class WI	8	1
6.50%, 07/15/2036, Series 3195, Class PD	24	25
6.50%, 07/15/2036, Series 3181, Class AZ	30	31
6.63% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	6	6
7.00%, 03/15/2028, Series 2038, Class PN(9)	3	0
7.00%, 06/15/2028, Series 2064, Class TE(9)	0	0
7.00%, 10/15/2028, Series 2089, Class PJ(9)	4	0
7.00%, 04/15/2029, Series 2141, Class IO(9)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	18	19
7.00%, 07/15/2029, Series 2172, Class QC	11	12
7.00%, 08/15/2029, Series 2176, Class OJ	6	6
7.00%, 01/15/2030, Series 2208, Class PG	10	11
7.00%, 10/15/2030, Series 2259, Class ZM	9	9
7.00%, 03/15/2031, Series 2296, Class PD	6	6
7.00%, 06/15/2031, Series 2325, Class PM	3	3
7.00%, 07/15/2031, Series 2332, Class ZH	10	11
7.00%, 03/15/2032, Series 2423, Class MC	9	9
7.00%, 03/15/2032, Series 2423, Class MT	11	11
7.00%, 04/15/2032, Series 2436, Class MC	5	5
7.00%, 04/15/2032, Series 2434, Class TC	19	20
7.00%, 05/15/2032, Series 2450, Class GZ	13	13
7.00%, 12/15/2036, Series 3704, Class CT	502	526
7.00% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(8)	1	1
7.25%, 07/15/2027, Series 1970, Class PG(9)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	5	6
7.25%, 12/15/2030, Series 2271, Class PC	8	8
7.50%, 04/15/2024, Series 1720, Class PL(9)	0	0
7.50%, 08/15/2024, Series 1745, Class D(9)	0	0
7.50%, 09/15/2026, Series 1890, Class H(9)	0	0
7.50%, 01/15/2027, Series 1963, Class Z	1	1
7.50%, 01/15/2027, Series 1927, Class PH	4	4
7.50%, 09/15/2027, Series 1987, Class PE	2	2
7.50%, 03/15/2028, Series 2040, Class PE	6	7
7.50%, 05/15/2028, Series 2054, Class PV	3	3
7.50%, 06/15/2029, Series 2163, Class PC(9)	1	0
7.50%, 11/15/2029, Series 2196, Class TL(9)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	3	3
7.50%, 08/15/2030, Series 2247, Class Z	3	3
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	224	236
7.50%, 12/15/2036, Series 3704, Class ET	184	199
7.55%, 11/15/2046, Series 3688, Class GT(4)	245	259
7.65% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	17	18

8.00%, 09/15/2026, Series 1899, Class ZE	2	2
8.00%, 11/15/2029, Series 2201, Class C	3	3
8.00%, 01/15/2030, Series 2209, Class TC	3	3
8.00%, 01/15/2030, Series 2210, Class Z	11	12
8.00%, 03/15/2030, Series 2224, Class CB	3	3
8.00%, 04/15/2030, Series 2230, Class Z	3	3
8.50%, 06/15/2031, Series 2359, Class ZB	9	10
Freddie Mac STACR REMIC Trust 2021-DNA3
7.42% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	10,795
Freddie Mac STACR REMIC Trust 2021-DNA5
6.97% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	689	691
Freddie Mac STACR REMIC Trust 2021-HQA3
6.17% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	18,615	18,527
Freddie Mac STACR REMIC Trust 2022-DNA1
6.32% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	5,115	5,114
Freddie Mac STACR REMIC Trust 2022-DNA2
6.62% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(3)	2,730	2,737
Freddie Mac STACR REMIC Trust 2022-DNA6
7.47% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(3)	1,680	1,701
Freddie Mac STACR REMIC Trust 2022-DNA7
7.82% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A(1)(3)	4,090	4,171
Freddie Mac STACR REMIC Trust 2024-DNA1
6.67% (30-day Average SOFR + 1.35%), 02/25/2044, Series 2024-DNA1, Class M1(1)(3)	5,578	5,588
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	15	14
0.00%, 09/15/2043, Series 310, Class PO	354	266
0.00%, 10/25/2053, Series 406, Class PO	9,520	7,616
2.27% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(8)	145	17
3.00%, 08/15/2042, Series 267, Class 30	524	471
3.00%, 01/15/2043, Series 299, Class 300	112	101
3.50%, 07/15/2042, Series 262, Class 35	1,983	1,838
5.00%, 09/15/2035, Series 233, Class 12	40	6
5.00%, 09/15/2035, Series 233, Class 11	47	8
5.00%, 09/15/2035, Series 233, Class 13	76	12
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	380	375
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	674	665
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	358	354
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	12	9
0.00%, 09/25/2043, Series T-58, Class APO	13	9
0.00%, 10/25/2043, Series T-59, Class 1AP	14	7
2.31%, 10/25/2037, Series T-76, Class 2A(4)	593	578
4.33%, 07/25/2032, Series T-41, Class 3A(4)	35	33
4.43%, 07/25/2033, Series T-48, Class 1A(4)	101	95
5.23%, 05/25/2043, Series T-56, Class A5	348	337
6.29% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	216	196
6.50%, 02/25/2043, Series T-54, Class 2A	168	171
7.00%, 02/25/2043, Series T-54, Class 3A	53	56
7.00%, 10/25/2043, Series T-59, Class 1A2	173	174
7.50%, 02/25/2042, Series T-42, Class A5	142	142
7.50%, 08/25/2042, Series T-51, Class 2A(4)	30	29
7.50%, 07/25/2043, Series T-57, Class 1A3	33	35
7.50%, 09/25/2043, Series T-58, Class 4A	181	184
FREMF 2014-K40 Mortgage Trust
4.05%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,242
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,892
FREMF 2015-K44 Mortgage Trust
3.72%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,442
FREMF 2015-K45 Mortgage Trust
3.60%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,091
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,868
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,450
FREMF 2016-K52 Mortgage Trust
3.93%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,614
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,338
FREMF 2017-KGS1 Mortgage Trust
7.93% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,424	4,254
FREMF 2019-K92 Mortgage Trust
4.20%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,595	6,247

Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	14	13
0.00%, 06/20/2034, Series 2004-46, Class PO	26	25
0.00%, 08/20/2035, Series 2010-14, Class CO	62	54
0.00%, 10/20/2035, Series 2005-82, Class PO	15	13
0.00%, 11/20/2035, Series 2010-14, Class BO	21	18
0.00%, 03/20/2036, Series 2006-16, Class OP	18	16
0.00%, 05/20/2036, Series 2006-22, Class AO	26	24
0.00%, 07/20/2036, Series 2006-34, Class PO	3	3
0.00%, 03/20/2037, Series 2007-57, Class PO	10	9
0.00%, 04/16/2037, Series 2007-17, Class JO	36	31
0.00%, 05/20/2037, Series 2007-28, Class BO	5	4
0.00%, 06/16/2037, Series 2007-36, Class HO	9	9
0.00%, 06/16/2037, Series 2007-35, Class PO	94	81
0.00%, 11/16/2037, Series 2009-79, Class OK	95	82
0.00%, 01/20/2038, Series 2008-1, Class PO	4	3
0.00%, 12/20/2040, Series 2010-157, Class OP	200	167
0.00% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS(3)(8)	4,946	94
0.00% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS(3)(8)	6,232	128
0.00% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL(3)(8)	3,748	88
0.00% (1 Month Term SOFR + 3.19%, 2.00% Cap), 11/20/2048, Series 2018-155, Class PS(3)(8)	11,377	146
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S(3)(8)	19,333	218
0.00% (1 Month Term SOFR + 2.97%, 3.08% Cap), 08/20/2049, Series 2019-97, Class MS(3)(8)	11,511	155
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA(3)(8)	9,858	161
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(3)(8)	2,538	1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(3)(8)	4,149	72
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(3)(8)	19,307	397
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(3)(8)	5,141	123
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(3)(8)	6,351	126
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(3)(8)	11,201	234
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(3)(8)	16,954	323
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(3)(8)	3,948	71
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA(3)(8)	8,654	152
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(3)(8)	23,641	368
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(3)(8)	8,829	141
0.00%, 05/20/2053, Series 2023-169, Class EO	2,915	2,237
0.26% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(8)	94	4
0.28% (30-day Average SOFR + 5.60%, 5.60% Cap), 03/20/2053, Series 2023-43, Class S(3)(8)	46,020	1,046
0.44%, 06/20/2067, Series 2017-H14, Class XI(4)	7,093	239
0.46% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(8)	84	2
0.51% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(8)	66	3
0.51% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(8)	65	2
0.56% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(8)	62	1
0.56% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(8)	505	19
0.56% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(8)(9)	24	0
0.56% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(8)	52	1
0.60% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(8)(9)	40	0
0.64% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(8)(9)	96	0
0.64% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(8)	89	6
0.65% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(8)	174	12
0.66% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(8)	157	7
0.66% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(8)(9)	34	0
0.66% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(8)	79	3
0.71% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(8)	70	2
0.71% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(8)	44	1
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(8)	69	3
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(8)	34	1
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(8)	62	2

0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(8)	67	2
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(8)	20	1
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(8)	176	3
0.81% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(8)	51	1
0.81% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(8)	97	6
0.81%, 05/20/2067, Series 2017-H11, Class LI(4)	6,680	584
0.83% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(8)	105	5
0.86% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(8)	217	17
0.86% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(8)(9)	82	0
0.86% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(8)(9)	34	0
0.96% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(8)	248	14
0.96% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(8)	150	11
1.03% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(8)	39	1
1.06% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(8)	121	2
1.07% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(8)	66	2
1.10% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(8)	67	1
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(8)	56	2
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(8)	55	1
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(8)	80	2
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(8)(9)	21	0
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(8)(9)	32	0
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(8)	113	8
1.16% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(8)	123	6
1.20% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(8)	78	4
1.24% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(8)	74	2
1.26% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(8)	35	2
1.31% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(8)	104	7
1.31% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(8)	54	3
1.36% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(8)	53	50
1.36% (1 Month Term SOFR + 6.69%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(8)(9)	56	0
1.37% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(8)	94	7
1.65%, 01/20/2063, Series 2013-H01, Class FA(9)	1	0
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	4
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.86% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(8)	152	4
2.00%, 04/01/2051(10)	34,880	28,572
2.11% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(8)	3	3
2.16% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(8)	36	1
2.26% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(8)(9)	9	0
2.26% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(8)	37	3
2.50%, 04/01/2054(10)	3,560	3,032
2.51% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(8)	9	9
2.70% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(8)	6	6
2.73% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(8)	11	12
2.81% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(8)(9)	6	0
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	865
3.00%, 10/20/2045, Series 2015-144, Class HP	569	508
3.00%, 09/20/2047, Series 2017-139, Class BA	747	669
3.00%, 04/01/2054(10)	2,515	2,218
3.32% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(8)	26	26
3.50%, 07/20/2046, Series 2018-160, Class PA	686	657
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,211
3.50%, 04/01/2054(10)	3,840	3,494
3.62% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(8)	7	6
3.72%, 01/20/2042, Series 2012-141, Class WC(4)	143	133
3.88% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(8)	13	13

4.00%, 04/01/2054(10)	3,080	2,882
4.02%, 09/16/2042, Series 2012-141, Class WB(4)	93	87
4.43%, 04/20/2043, Series 2013-91, Class WA(4)	128	120
4.43% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(8)	8	9
4.50%, 04/01/2054(10)	4,295	4,127
4.51%, 11/16/2041, Series 2012-141, Class WA(4)	167	164
4.56%, 10/20/2041, Series 2014-188, Class W(4)	240	237
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	4	4
4.66%, 10/20/2042, Series 2014-41, Class W(4)	474	468
4.68%, 09/20/2041, Series 2013-26, Class AK(4)	123	122
4.70% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(8)	15	15
4.75% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(8)(9)	0	0
4.76%, 03/20/2048, Series 2020-30, Class PT(4)	5,871	5,824
4.90%, 11/20/2042, Series 2013-54, Class WA(4)	96	96
5.00%, 04/01/2054(10)	7,115	6,992
5.10%, 06/20/2040, Series 2013-75, Class WA(4)	69	69
5.14%, 07/20/2060, Series 2010-H17, Class XQ(4)	2	2
5.32%, 01/20/2039, Series 2014-6, Class W(4)	292	295
5.50%, 04/20/2033, Series 2003-25, Class PZ	80	80
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,228	1,223
5.50%, 07/20/2035, Series 2005-56, Class IC	10	1
5.50%, 09/20/2035, Series 2005-72, Class AZ	48	48
5.50%, 02/20/2038, Series 2008-17, Class IO(9)	12	0
5.50%, 05/20/2039, Series 2009-33, Class CI	14	1
5.50%, 09/20/2039, Series 2009-75, Class MN	307	315
5.50%, 10/20/2039, Series 2009-87, Class BE	348	354
5.50%, 04/01/2054(10)	8,350	8,342
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	18
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(9)	0	0
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	271	274
5.56%, 10/20/2036, Series 2006-57, Class PZ	63	62
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	105	105
5.59% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	2	2
5.59% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(9)	0	0
5.60%, 07/20/2040, Series 2011-137, Class WA(4)	100	101
5.67%, 08/20/2034, Series 2010-103, Class WA(4)	29	30
5.74% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	30	29
5.74% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(9)	0	0
5.75%, 07/20/2038, Series 2008-69, Class QD	16	16
5.76% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	135	134
5.78% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	678	676
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	52	52
5.85% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)	218	217
5.86%, 02/20/2037, Series 2011-22, Class WA(4)	21	22
5.86% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	109	109
5.87%, 12/20/2038, Series 2011-163, Class WA(4)	228	231
5.88% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	1,795	1,792
5.89%, 04/20/2037, Series 2010-129, Class AW(4)	36	37
5.89% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	429	428
5.89% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	353	353
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	97	97
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	42	42
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	351	351
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	478	477
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	1,685	1,682
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	312	312
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,014	2,000
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	3,506	3,502
5.92% (1 Month Term SOFR + 0.59%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,012	3,008
5.93% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	539	537
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	529	529
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	4	4
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,258	1,256

5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,009	1,008
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,229	1,220
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	530	529
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	2,843	2,839
5.96% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	304	304
5.99% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
5.99% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
5.99% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
6.00%, 09/16/2033, Series 2003-75, Class ZX	44	44
6.00%, 06/20/2034, Series 2004-49, Class Z	109	110
6.00%, 12/20/2035, Series 2005-91, Class PI	22	2
6.00%, 06/20/2038, Series 2008-50, Class KB	42	43
6.00%, 05/20/2039, Series 2009-33, Class TI	19	2
6.00% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	2,840	2,839
6.02% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	5	5
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	344	344
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	1,792	1,792
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,227	3,228
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	910	904
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	8	8
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	342	343
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	772	773
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	567	567
6.10%, 11/20/2038, Series 2011-97, Class WA(4)	54	55
6.13% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	1,847	1,849
6.14% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	8	8
6.14% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	403	404
6.26% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	154	155
6.50%, 07/20/2032, Series 2002-52, Class GH	28	28
6.50%, 01/20/2033, Series 2003-58, Class BE	38	38
6.50%, 05/20/2033, Series 2003-46, Class MG	29	29
6.50%, 07/20/2036, Series 2006-33, Class Z	114	117
6.50%, 08/20/2036, Series 2006-38, Class ZK	145	144
6.50%, 03/20/2039, Series 2009-14, Class KI	23	2
6.50%, 03/20/2039, Series 2009-14, Class NI	51	4
6.72% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	11,633	11,755
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(8)	11	11
7.00%, 08/16/2039, Series 2009-104, Class AB	7	7
7.00%, 10/16/2040, Series 2010-130, Class CP	174	182
7.50%, 04/25/2024, Series 29, Class L(9)	0	0
Ginnie Mae I Pool
3.00%, 05/15/2043	224	202
3.00%, 07/15/2045	531	471
3.50%, 01/15/2042	1,735	1,621
3.50%, 03/15/2043	676	630
3.50%, 04/15/2043	1,466	1,365
3.50%, 06/15/2043	688	640
3.50%, 07/15/2043	306	285
4.00%, 06/15/2039	161	152
4.00%, 10/15/2040	88	84
4.50%, 04/15/2040	626	614
5.50%, 04/15/2033	132	136
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	5	5
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	2	2
6.50%, 03/15/2028	2	2
6.50%, 09/15/2028	4	4
6.50%, 10/15/2028(9)	0	0
6.50%, 01/15/2032	26	27
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	6	6
6.50%, 04/15/2033	5	5
6.50%, 12/15/2035	24	24
7.00%, 09/15/2031	27	28
7.00%, 02/15/2033	4	4
7.00%, 06/15/2033	9	9
7.00%, 06/15/2035	58	60

7.00%, 04/15/2037	6	6
7.50%, 11/15/2026(9)	0	0
7.50%, 07/15/2027(9)	0	0
7.50%, 09/15/2028	1	1
7.50%, 10/15/2037	14	15
8.00%, 08/15/2028(9)	0	0
Ginnie Mae II Pool
2.00%, 10/20/2050	5,460	4,296
2.00%, 01/20/2051	13,779	11,297
2.00%, 03/20/2051	4,215	3,455
2.00%, 07/20/2051	2,469	2,023
2.00%, 10/20/2051	12,335	10,106
2.00%, 11/20/2051	11,439	9,372
2.00%, 12/20/2051	5,553	4,550
2.50%, 12/20/2046	926	799
2.50%, 06/20/2050	1,700	1,452
2.50%, 09/20/2050	52	44
2.50%, 09/20/2050	2,949	2,501
2.50%, 09/20/2050	4,653	4,008
2.50%, 10/20/2050	239	204
2.50%, 11/20/2050	182	155
2.50%, 12/20/2050	3,629	3,098
2.50%, 01/20/2051	2,083	1,777
2.50%, 02/20/2051	12,972	11,067
2.50%, 03/20/2051	12,087	10,203
2.50%, 03/20/2051	14,971	12,770
2.50%, 04/20/2051	12,255	10,447
2.50%, 05/20/2051	9,198	7,842
2.50%, 06/20/2051	13,319	11,296
2.50%, 08/20/2051	57,186	48,743
2.50%, 09/20/2051	6,825	5,757
2.50%, 09/20/2051	13,565	11,561
2.50%, 10/20/2051	6,766	5,763
2.50%, 11/20/2051	16,155	13,767
2.50%, 12/20/2051	23,566	20,074
2.50%, 02/20/2053	3,179	2,710
2.93%, 10/20/2070(4)	6,561	5,858
3.00%, 06/20/2042	127	114
3.00%, 08/20/2042	1,650	1,484
3.00%, 11/20/2042	931	837
3.00%, 12/20/2042	475	427
3.00%, 01/20/2043	472	424
3.00%, 04/20/2043	1,162	1,045
3.00%, 09/20/2043	360	324
3.00%, 10/20/2043	57	51
3.00%, 01/20/2044	318	286
3.00%, 07/20/2044	124	111
3.00%, 12/20/2044	196	177
3.00%, 04/20/2045	1,757	1,580
3.00%, 05/20/2045	312	280
3.00%, 07/20/2045	750	673
3.00%, 10/20/2045	855	767
3.00%, 11/20/2045	207	186
3.00%, 02/20/2046	299	268
3.00%, 04/20/2046	1,771	1,585
3.00%, 05/20/2046	76	68
3.00%, 07/20/2046	1,457	1,303
3.00%, 08/20/2046	10,946	9,788
3.00%, 09/20/2046	502	449
3.00%, 01/20/2047	1,182	1,054
3.00%, 02/20/2047	1,766	1,579
3.00%, 03/20/2047	188	168
3.00%, 10/20/2047	9,399	8,390
3.00%, 04/20/2049	457	408
3.00%, 07/20/2049	2,145	1,907
3.00%, 10/20/2049	4,747	4,223
3.00%, 11/20/2049	4,628	4,116
3.00%, 12/20/2049(7)	6,184	5,492
3.00%, 01/20/2050	6,380	5,672
3.00%, 02/20/2050	108	96
3.00%, 09/20/2050	315	279
3.00%, 09/20/2050	2,422	2,135
3.00%, 09/20/2050	6,707	5,913
3.00%, 05/20/2051	4,635	4,087
3.00%, 07/20/2051	26,940	23,755
3.00%, 08/20/2051	20,276	17,878
3.00%, 09/20/2051	3,123	2,756
3.00%, 10/20/2051	5,004	4,412
3.00%, 11/20/2051	424	374
3.00%, 12/20/2051	1,987	1,753
3.00%, 12/20/2051	5,123	4,640
3.02%, 12/20/2070(4)	3,413	3,049
3.04%, 06/20/2070(4)	4,282	3,846

3.07%, 09/20/2070(4)	3,964	3,565
3.09%, 12/20/2071(4)	9,477	8,440
3.47%, 04/20/2072(4)	3,314	2,996
3.50%, 06/20/2042	8,493	7,888
3.50%, 10/20/2042	1,810	1,682
3.50%, 11/20/2042	628	583
3.50%, 05/20/2043	438	407
3.50%, 03/20/2045	445	411
3.50%, 04/20/2045	3,387	3,138
3.50%, 10/20/2045	2,854	2,634
3.50%, 01/20/2046	1,727	1,597
3.50%, 02/20/2046	5,117	4,729
3.50%, 03/20/2046	1,375	1,265
3.50%, 04/20/2046	10,881	10,055
3.50%, 05/20/2046	3,452	3,190
3.50%, 06/20/2046	1,425	1,306
3.50%, 07/20/2046(7)	3,101	2,865
3.50%, 08/20/2046	462	426
3.50%, 09/20/2046	359	330
3.50%, 11/20/2046	551	509
3.50%, 12/20/2046	2,471	2,282
3.50%, 01/20/2047	16	14
3.50%, 02/20/2047	2,476	2,285
3.50%, 03/20/2047	106	98
3.50%, 04/20/2047	253	233
3.50%, 05/20/2047	2,560	2,363
3.50%, 07/20/2047	2,063	1,905
3.50%, 08/20/2047	225	208
3.50%, 11/20/2047	4,475	4,117
3.50%, 12/20/2047	736	678
3.50%, 04/20/2048	3,096	2,850
3.50%, 06/20/2049	714	657
3.50%, 11/20/2049	2,646	2,435
3.50%, 08/20/2050	6,727	6,121
3.50%, 01/20/2051	7,878	7,071
3.50%, 02/20/2051	1,863	1,712
3.50%, 06/20/2051	1,630	1,491
3.50%, 02/20/2052	1,930	1,764
3.50%, 02/20/2052	3,255	2,972
3.50%, 02/20/2052	4,913	4,411
3.50%, 02/20/2052	6,769	6,158
4.00%, 10/20/2040	751	722
4.00%, 06/20/2042	1,057	1,017
4.00%, 10/20/2042	2,400	2,307
4.00%, 12/20/2042	1,251	1,203
4.00%, 02/20/2043	515	496
4.00%, 10/20/2043	1,371	1,318
4.00%, 11/20/2044	767	733
4.00%, 12/20/2044	569	546
4.00%, 03/20/2045	154	148
4.00%, 05/20/2045	1,803	1,726
4.00%, 07/20/2045	639	609
4.00%, 08/20/2045	4,178	3,997
4.00%, 11/20/2045	1,307	1,247
4.00%, 01/20/2046	308	294
4.00%, 03/20/2046	332	317
4.00%, 04/20/2046	870	829
4.00%, 05/20/2046	1,463	1,394
4.00%, 06/20/2046	690	658
4.00%, 11/20/2046	623	593
4.00%, 02/20/2047	904	859
4.00%, 03/20/2047	1,817	1,723
4.00%, 05/20/2047	143	136
4.00%, 05/20/2047	151	143
4.00%, 06/20/2047	1,196	1,136
4.00%, 07/20/2047	3,142	2,984
4.00%, 09/20/2047	825	782
4.00%, 12/20/2047	1,195	1,133
4.00%, 01/20/2048	666	631
4.00%, 02/20/2048	123	117
4.00%, 06/20/2048	1,979	1,867
4.00%, 01/20/2050	2,329	2,202
4.00%, 12/20/2051	4,190	3,866
4.00%, 12/20/2051	10,735	9,904
4.00%, 04/20/2052	3,994	3,736
4.00%, 06/20/2052	979	916
4.00%, 08/20/2052	29,457	27,559
4.00%, 11/20/2052	3,067	2,869
4.25%, 12/20/2047	956	908
4.50%, 06/20/2040	260	257
4.50%, 01/20/2041	233	230
4.50%, 03/20/2041	205	202
4.50%, 05/20/2041	102	100

4.50%, 06/20/2041	729	718
4.50%, 09/20/2041	248	245
4.50%, 09/20/2043	558	547
4.50%, 10/20/2043	1,074	1,060
4.50%, 12/20/2043	591	582
4.50%, 10/20/2045	6,127	6,019
4.50%, 01/20/2046	875	861
4.50%, 07/20/2046	396	390
4.50%, 09/20/2046	777	751
4.50%, 11/20/2046	1,176	1,159
4.50%, 03/20/2047	209	205
4.50%, 07/20/2047	1,974	1,929
4.50%, 08/20/2047	519	506
4.50%, 09/20/2047	2,681	2,621
4.50%, 01/20/2048	383	373
4.50%, 02/20/2048	1,702	1,659
4.50%, 03/20/2048	190	185
4.50%, 04/20/2048	159	155
4.50%, 04/20/2048	1,161	1,125
4.50%, 04/20/2048	1,176	1,133
4.50%, 04/20/2048	1,400	1,354
4.50%, 05/20/2048	695	668
4.50%, 05/20/2048	1,823	1,747
4.50%, 05/20/2048	2,482	2,400
4.50%, 09/20/2048	390	379
4.50%, 11/20/2049	4,946	4,751
4.50%, 01/20/2053	12,220	11,745
5.00%, 10/20/2037	150	151
5.00%, 07/20/2040	68	69
5.00%, 06/20/2044	304	307
5.00%, 07/20/2044	256	258
5.00%, 08/20/2045	322	325
5.00%, 09/20/2046	752	758
5.00%, 10/20/2047	103	103
5.00%, 11/20/2047	517	516
5.00%, 06/20/2048	713	708
5.00%, 07/20/2048	225	226
5.00%, 07/20/2048	1,280	1,258
5.00%, 02/20/2049	2,574	2,557
5.00%, 07/20/2049	273	277
5.00%, 08/20/2049	5,011	5,046
5.00%, 09/20/2049	2,713	2,671
5.00%, 05/20/2052	3,468	3,354
5.50%, 09/20/2039	43	44
5.50%, 07/20/2053	1,609	1,633
6.00%, 03/20/2028	1	1
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	175	184
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	82	85
6.00%, 01/20/2053	2,705	2,730
6.35% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071(3)	3,595	3,706
6.40% (1 Year CMT Index + 1.64%, 1.64% Floor, 6.76% Cap), 11/20/2071(3)	4,098	4,257
6.45% (1 Year CMT Index + 1.57%, 1.58% Floor, 6.72% Cap), 11/20/2071(3)	4,546	4,704
6.50%, 07/20/2029	23	24
6.51% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.70% Cap), 05/20/2072(3)	10,249	10,685
6.55% (1 Year CMT Index + 1.66%, 1.66% Floor, 8.24% Cap), 04/20/2072(3)	13,408	13,984
6.58% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072(3)	10,217	10,666
6.58% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(3)	10,625	11,100
6.60% (1 Year CMT Index + 1.72%, 1.72% Floor, 8.37% Cap), 04/20/2072(3)	9,361	9,770
6.61% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.84% Cap), 10/20/2071(3)	10,875	11,340
6.62% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,943	11,410
6.63% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.92% Cap), 11/20/2071(3)	11,917	12,446
6.64% (1 Year CMT Index + 1.77%, 1.77% Floor, 6.90% Cap), 11/20/2071(3)	10,743	11,228
6.66% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	10,022	10,482
6.66% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.84% Cap), 08/20/2071(3)	10,080	10,520
6.68% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(3)	9,985	10,442
6.68% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(3)	10,062	10,532
6.69% (1 Year CMT Index + 1.82%, 1.82% Floor, 8.49% Cap), 04/20/2072(3)	3,397	3,565
6.70% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.67% Cap), 07/20/2072(3)	10,466	11,042
6.84% (1 Year CMT Index + 1.96%, 1.97% Floor, 8.17% Cap), 03/20/2072(3)	9,671	10,185
7.00%, 08/20/2038	7	7
7.50%, 02/20/2028(9)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025(9)	0	0
8.00%, 06/20/2026(9)	0	0
8.00%, 08/20/2026(9)	0	0
8.00%, 09/20/2026(9)	0	0
8.00%, 11/20/2026(9)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027(9)	0	0
8.00%, 09/20/2028(9)	0	0
8.50%, 04/20/2025(9)	0	0

GMACM Mortgage Loan Trust 2005-AR3
3.85%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	25	23
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	28,017
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	4,188	4,146
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,235	8,171
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,829
GS Mortgage-Backed Securities Trust 2024-RPL2
3.75%, 07/25/2061, Series 2024-RPL2, Class A1(1)(4)	2,281	2,150
GSMPS Mortgage Loan Trust 2004-4
5.84% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	32	28
GSMPS Mortgage Loan Trust 2005-RP2
5.79% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	55	50
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	280	2
5.79% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	379	319
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	5	5
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	10	10
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	23	22
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	19	19
GSR Mortgage Loan Trust 2005-5F
5.50% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	9	9
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	43	41
GSR Mortgage Loan Trust 2005-AR6
4.38%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	3
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	11	20
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	172	82
Home RE 2019-1 Ltd.
7.08% (30-day Average SOFR + 1.76%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	513
HPA 2022-SFR1
3.95%, 04/15/2026(4)	9,833	9,530
Impac CMB Trust Series 2004-4
5.30%, 09/25/2034, Series 2004-4, Class 2A2(2)	5	5
Impac CMB Trust Series 2004-7
6.18% (1 Month Term SOFR + 0.85%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	207	202
Impac CMB Trust Series 2005-4
6.04% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	65	60
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	33	25
Impac Secured Assets Trust 2006-1
6.14% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	46	40
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,214
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.10%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(9)	708	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(9)	164	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
6.94% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	6,252	5,941
JP Morgan Mortgage Trust 2004-A3
5.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)	1	1
JP Morgan Mortgage Trust 2004-A4
5.96%, 09/25/2034, Series 2004-A4, Class 1A1(4)	6	6
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
5.15%, 02/25/2035, Series 2005-A1, Class 3A4(4)	25	23
JP Morgan Mortgage Trust 2005-A4
5.53%, 07/25/2035, Series 2005-A4, Class 1A1(4)	4	4
JP Morgan Mortgage Trust 2006-A2
5.56%, 08/25/2034, Series 2006-A2, Class 4A1(4)	153	152
6.09%, 11/25/2033, Series 2006-A2, Class 5A3(4)	49	47
JP Morgan Mortgage Trust 2006-A3
4.66%, 08/25/2034, Series 2006-A3, Class 6A1(4)	14	14
JP Morgan Mortgage Trust 2006-A7
4.36%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	42	31
JP Morgan Mortgage Trust 2007-A1
5.52%, 07/25/2035, Series 2007-A1, Class 5A1(4)	17	16
5.52%, 07/25/2035, Series 2007-A1, Class 5A2(4)	254	248

JP Morgan Mortgage Trust 2007-A2
5.31%, 04/25/2037, Series 2007-A2, Class 2A3(4)	89	65
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,042	5,963
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	6,324	6,130
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	18,517
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	918
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	15,067	14,269
Legacy Mortgage Asset Trust 2019-PR1
7.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	8,114	8,105
Legacy Mortgage Asset Trust 2020-GS1
6.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	3,321	3,320
Legacy Mortgage Asset Trust 2021-GS1
4.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	4,545	4,485
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	4,481	4,342
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	1,965	1,901
Lehman Mortgage Trust 2006-2
5.78%, 04/25/2036, Series 2006-2, Class 1A1(4)	35	22
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	7	6
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	218	68
MASTR Adjustable Rate Mortgages Trust 2004-13
5.99%, 04/21/2034, Series 2004-13, Class 2A1(4)	44	42
MASTR Adjustable Rate Mortgages Trust 2004-15
6.45%, 12/25/2034, Series 2004-15, Class 3A1(4)	7	6
MASTR Adjustable Rate Mortgages Trust 2004-3
4.59%, 04/25/2034, Series 2004-3, Class 4A2(4)	17	15
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	20	20
6.00%, 01/25/2034, Series 2003-9, Class 8A1	8	7
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	107	105
6.25%, 04/25/2034, Series 2004-3, Class 2A1	15	15
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	14	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	9	9
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	9	7
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	7	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	7	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	17	16
MASTR Reperforming Loan Trust 2005-2
5.79% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	600	309
MASTR Reperforming Loan Trust 2006-2
4.13%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	62	49
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	8	6
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
6.44%, 06/25/2037, Series 2007-3, Class 1A3(4)	2	2
Merrill Lynch Mortgage Investors Trust Series 2003-A5
5.82%, 08/25/2033, Series 2003-A5, Class 2A6(4)	11	10
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
6.06% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	22	21
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
6.08% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	16	15
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
5.12%, 12/25/2034, Series 2004-1, Class 2A1(4)	24	23
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
5.90% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	9	8
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
6.24% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	14	14
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.92%, 08/25/2034, Series 2004-A4, Class A2(4)	26	24
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
5.45%, 02/25/2035, Series 2005-A2, Class A1(4)	49	45
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	8,152	7,175

MHC Commercial Mortgage Trust 2021-MHC
6.79% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	9,479	9,411
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	1,396	1,299
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	6,489	5,976
MNR ABS ISSUER I LLC
8.95%, 12/15/2038, Series 2023-1 NT, Class A2	4,870	4,936
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,578
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,305	16,873
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,106	4,002
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,320
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,336	6,868
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	8,078
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,440
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	18,368
Morgan Stanley Capital I Trust 2016-UB12
3.60%, 12/15/2049, Series 2016-UB12	80	75
Morgan Stanley Mortgage Loan Trust 2004-3
5.64%, 04/25/2034, Series 2004-3, Class 4A(4)	69	68
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	4,031
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	8,716
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
5.92% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	44	42
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
5.88% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	11	10
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	29	25
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,236	1,166
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	2,053	1,935
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,187	1,120
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1(1)(4)	1,590	1,403
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	5	5
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
NYMT Loan Trust 2024-CP1
3.75%, 02/25/2068, Series 2024-CP1, Class A1(1)(4)	4,915	4,517
OBX 2022-NQM2 Trust
2.96%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	7,714	7,043
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(2)	8,820	8,482
OBX 2024-HYB1 Trust
3.53%, 03/25/2053, Series 2024-HYB1, Class A1(1)(4)	8,858	8,509
PMT Credit Risk Transfer Trust 2023-1R
9.72% (30-day Average SOFR + 4.40%), 03/27/2025, Series 2023-1R, Class A(1)(3)	8,521	8,616
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	21	20
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	2,590	2,310
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1(1)(2)	6,194	5,941
PRPM 2024-1 LLC
6.96%, 02/25/2029, Series 2024-1, Class A1(1)(2)	4,667	4,668
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, 2024-Series RCF2, Class A1(1)(2)	4,558	4,338
PRPM 2024-RPL1 LLC
4.20%, 12/25/2064, Series 2024-RPL1, Class A1(1)(4)	2,359	2,257
RALI Series 2002-QS16 Trust
5.24% (1 Month Term SOFR + 16.38%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(8)(9)	0	0
RALI Series 2003-QS9 Trust
2.11% (1 Month Term SOFR + 7.44%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(8)	1	1
RALI Series 2005-QA6 Trust
5.79%, 05/25/2035, Series 2005-QA6, Class A32(4)	73	42
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	8	6
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	496	469

Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	3	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,183	1,139
RT FIN 2023 LLC
7.85%, 10/15/2043(1)	6,209	6,290
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,327	2,073
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	8,950	8,156
Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,396	4,772
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,667	6,987
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	6,221	5,504
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,162
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,105	3,812
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	5,021	4,479
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,656	3,666
3.00%, 05/25/2060, Series 2020-3, Class M5TW	5,337	4,772
Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	8,585	7,372
Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	8,510	7,143
Seasoned Credit Risk Transfer Trust Series 2024-1
3.00%, 11/25/2063, Series 2024-1, Class MT	4,690	3,907
Sequoia Mortgage Trust 2004-10
6.06% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	17	15
Sequoia Mortgage Trust 2004-11
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	40	36
Sequoia Mortgage Trust 2004-12
6.00% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	44	43
Sequoia Mortgage Trust 2004-8
6.14% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	320	277
6.41% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	52	47
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,594
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	9,955	8,228
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	13,978	11,964
Structured Asset Mortgage Investments II Trust 2004-AR5
6.10% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	39	36
Structured Asset Mortgage Investments II Trust 2005-AR5
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	180	168
Structured Asset Mortgage Investments Trust 2003-CL1
5.84% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	68	64
Structured Asset Securities Corp.
4.88%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	98	93
5.79% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	40	34
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
5.89%, 11/25/2033, Series 2003-34A, Class 3A3(4)	7	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
5.42%, 12/25/2033, Series 2003-37A, Class 8A2(4)	555	529
5.79%, 12/25/2033, Series 2003-37A, Class 2A(4)	61	58
Thornburg Mortgage Securities Trust 2003-4
6.08% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	198	184
Thornburg Mortgage Securities Trust 2003-5
5.12%, 10/25/2043, Series 2003-5, Class 3A(4)	802	761
Thornburg Mortgage Securities Trust 2004-4
5.61%, 12/25/2044, Series 2004-4, Class 3A(4)	108	100
Thornburg Mortgage Securities Trust 2005-1
5.38%, 04/25/2045, Series 2005-1, Class A3(4)	230	217
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	1,776	1,712
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	1,392	1,353
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)	3,223	3,058
Towd Point Mortgage Trust 2019-HY3
6.44% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	661	666

Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A(1)(4)	17,042	15,051
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,101	1,844
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	13,190	11,218
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	6,267	5,875
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	8,807	8,288
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)	14,914	13,767
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)	14,427	13,502
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1(1)	7,243	6,812
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	20,192
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	7,994
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	52
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	20	20
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	8	8
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	29	30
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	26	26
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)	10,800	10,640
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(9)	264	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
5.86%, 10/25/2033, Series 2003-AR11, Class A6(4)	79	73
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
5.58%, 08/25/2033, Series 2003-AR7, Class A7(4)	27	25
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
5.69%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	149	137
5.88%, 09/25/2033, Series 2003-AR9, Class 2A(4)	14	13
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	29	29
WaMu Mortgage Pass-Through Certificates Series 2003-S4
2.49% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(8)	7	6
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	103	97
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
5.31%, 01/25/2035, Series 2004-AR14, Class A1(4)	867	777
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.65%, 06/25/2034, Series 2004-AR3, Class A2(4)	42	38
4.65%, 06/25/2034, Series 2004-AR3, Class A1(4)	747	675
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	260	256
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	742	737
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	16	15
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	70	68
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	6	6
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.17%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.38%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	27	23
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	4	2
5.50%, 03/25/2035, Series 2005-1, Class 1A1	38	34
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.00% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(8)	68	2
0.00% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(8)	315	9
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	111	17
5.50%, 06/25/2035, Series 2005-4, Class CB7	108	92
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	17	15
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8

Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(9)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	10	9
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	1,270	1,257
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	6,649	6,496
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	706
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,177
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,624
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,045
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	2,211	2,084
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	19,006
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,678	11,993
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,538
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,600
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	16,359
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	19,388
Wells Fargo Commercial Mortgage Trust 2021-SAVE
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	3,138	3,115
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	5	4
WFRBS Commercial Mortgage Trust 2013-C11
4.06%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	242
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	6,937
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,785

Total Mortgage-Backed Obligations (Cost: $6,651,616)		6,179,049

Total Bonds & Notes (Cost: $18,525,166)		17,215,561

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,327

Total Financials		2,327

Total Preferred Stocks (Cost: $2,375)		2,327

SHORT-TERM INVESTMENTS – 3.03%
Money Market Funds – 2.91%
Fidelity Institutional Money Market Government Fund—Class I, 5.25%(11)	508,958	508,958

Total Money Market Funds (Cost: $508,958)		508,958

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.12%
JP Morgan, New York, 4.83% due 03/29/2024	$20,242	20,242
Royal Bank of Canada, Toronto, 4.83% due 03/29/2024	135	135

Total Time Deposits (Cost: $20,377)		20,377

Total Short-Term Investments (Cost: $529,335)		529,335

TOTAL INVESTMENTS IN SECURITIES – 101.64%
(Cost: $19,056,876)		17,747,223

TBA SALE COMMITMENTS – (0.09)%
Mortgage-Backed Obligations – (0.09)%
Fannie Mae
2.00%, 04/01/2054(12)	(20,500)	(16,215)

Total Mortgage-Backed Obligations (Proceeds Received: $(16,269))		(16,215)

Total TBA Sale Commitments (Proceeds Received: $(16,269))		(16,215)

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.55)%		(269,502)

TOTAL NET ASSETS – 100.00%		$17,461,506

Percentages are stated as a percent of net assets.
REIT Real Estate Investment Trust

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,405,347, which represents 19.50% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2024.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2024.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2024.
(5)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(6)	Inflation protected security. The value of these securities totals $3,599, which represents 0.02% of total net assets.
(7)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $38,992, which represents 0.22% of total net assets.
(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(9)	A zero balance may reflect actual amounts rounding to less than one thousand.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $233,026, which represents 1.33% of total net assets.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Delayed delivery sale commitment security. The value of these securities totals $(16,215), which represents (0.09)% of total net assets.
(13)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $483, which represents 0.00% of total net assets.
(14)	Security that is restricted at March 31, 2024. The value of these securities totals $5,683, which represents 0.03% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,415	U.S. 5 Year Note Future	Jun. 2024	$151,271	$151,427	$156
1,370	U.S. 10 Year Note Future	Jun. 2024	151,317	151,792	475
861	U.S. Long Bond Future	Jun. 2024	101,915	103,696	1,781
284	U.S. Ultra 10 Year Note Future	Jun. 2024	32,358	32,549	191
2,245	U.S. Ultra Bond Future	Jun. 2024	284,225	289,606	5,381

					7,984

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(44)	U.S. 2 Year Note Future	Jun. 2024	$(9,008)	$(8,998)	$10

					$7,994

Bridge Builder Core Plus Bond Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 107.41%
Asset-Backed Obligations – 10.59%
522 Funding CLO 2018-3A Ltd.
6.62% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/20/2031, Series 2018-3A, Class AR(1)(2)	$2,781	$2,781
522 Funding CLO 2019-5 Ltd.
6.64% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	4,710	4,705
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	6,865	6,010
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A(1)	1,743	1,712
ABFC 2005-WMC1 Trust
6.18% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	3,464	3,282
ABFC 2007-NC1 Trust
5.74% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	7,990	7,345
Accredited Mortgage Loan Trust 2006-2
5.70% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	114	112
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
6.37% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	3,312	3,266
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
6.15% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	1,861	1,807
ACE Securities Corp. Mortgage Loan Trust Series 2007-D1
6.93%, 02/25/2038, Series 2007-D1, Class A4(1)(3)	143	112
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
6.57% (1 Month Term SOFR + 1.24%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	554	531
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028, Series 2023-B, Class A(1)	5,360	5,440
Affirm Asset Securitization Trust 2023-X1
7.11%, 11/15/2028, Series 2023-X1, Class A(1)	2,866	2,880
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class A(1)	4,793	4,782
AGL Core CLO 15 Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,852
Aimco CLO 12 Ltd.
6.49% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR(1)(2)	2,189	2,190
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	17,968	16,332
Allegro CLO IX Ltd.
6.74% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/16/2031, Series 2018-3A, Class A(1)(2)	11,066	11,072
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,188	2,184
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	3,655	3,559
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,378
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C(1)	1,650	1,666
American Credit Acceptance Receivables Trust 2023-2
5.96%, 08/13/2029, Series 2023-2, Class C(1)	9,950	9,957
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D(1)	3,310	3,346
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D(1)	7,400	7,663
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,355
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,364
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,082	1,080
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,994
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,586
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,829
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)	20,305	19,263
Anchorage Capital CLO 15 Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)	250	250
Anchorage Capital CLO 16 Ltd.
6.77% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)	2,870	2,869
Anchorage Capital CLO 3-R Ltd.
6.63% (3 Month Term SOFR + 1.31%), 01/28/2031, Series 2014-3RA, Class A(1)(2)	350	350
Apidos CLO XX
6.68% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)	3,991	3,992
Apidos CLO XXIII
6.80% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)	5,000	5,007
Apidos CLO XXIV
6.53% (3 Month Term SOFR + 1.21%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL(1)(2)	1,695	1,698
Apidos CLO XXXVII
6.71% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/22/2034, Series 2021-37A, Class A(1)(2)	1,000	1,000
Applebee’s Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053, Series 2023-1A, Class A2(1)	10,610	10,969

Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,279
Ares European CLO VII DAC
4.63% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	19,167	20,532
Ares LIX CLO Ltd.
6.62% (3 Month Term SOFR + 1.29%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,545
6.99% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,471
Ares LXII CLO Ltd.
7.24% (3 Month Term SOFR + 1.91%, 1.91% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350	8,320
Argent Securities Trust 2006-M1
5.74% (1 Month Term SOFR + 0.41%, 0.30% Floor), 07/25/2036, Series 2006-M1, Class A2C(2)		1,282	325
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.48% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1(2)		12,291	10,317
Aurium CLO III DAC
4.64% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	891	953
Auxilior Term Funding 2023-1 LLC
6.18%, 12/15/2028, Series 2023-1A, Class A2(1)		$2,520	2,533
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		9,740	9,192
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,739
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		13,395	12,058
6.48%, 06/20/2030, Series 2024-1A, Class C(1)		480	486
7.24%, 06/20/2029, Series 2023-4A, Class C(1)		5,640	5,852
7.34%, 02/20/2030, Series 2023-8A, Class C(1)		1,870	1,956
Bain Capital Credit CLO 2018-2
6.65% (3 Month Term SOFR + 1.34%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		230	230
Bain Capital Credit CLO 2021-4 Ltd.
6.75% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,839
7.23% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B(1)(2)		4,075	4,072
Bain Capital Euro CLO 2018-2 DAC
4.45% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,050	25,688
Ballyrock CLO 15 Ltd.
6.64% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	10,038
Barclays Mortgage Trust 2021-NPL1
2.00%, 11/25/2051, Series 2021-NPL1, Class A(1)(3)		1,309	1,250
Barings CLO Ltd. 2018-III
6.53% (3 Month Term SOFR + 1.21%), 07/20/2029, Series 2018-3A, Class A1(1)(2)		188	188
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(4)		3,594	334
Bear Stearns Asset Backed Securities I Trust 2004-HE6
5.80% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1(2)		7,541	7,378
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
6.57% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3(2)		160	158
Bear Stearns Asset Backed Securities I Trust 2005-EC1
5.25% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2035, Series EC1, Class M3(2)		4,312	4,272
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.98% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5(2)		1,292	1,252
Bear Stearns Asset Backed Securities I Trust 2007-HE2
5.60% (1 Month Term SOFR + 0.27%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		788	783
Benefit Street Partners CLO IV Ltd.
6.67% (3 Month Term SOFR + 1.35%, 1.35% Floor), 04/20/2034, Series 2014-IVA, Class AR4(1)(2)		24,000	23,988
7.22% (3 Month Term SOFR + 1.90%, 1.90% Floor), 04/20/2034, Series 2014-IVA, Class BR4(1)(2)		9,750	9,738
Benefit Street Partners CLO X Ltd.
6.79% (3 Month Term SOFR + 1.47%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,792
Benefit Street Partners CLO XX Ltd.
6.75% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	6,162
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	11,366
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B(1)		551	546
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B(1)		5,710	5,868
Birch Grove CLO 2 Ltd.
6.83% (3 Month Term SOFR + 1.52%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)		4,000	3,996
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(3)		634	625
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		889	854
Brex Commercial Charge Card Master Trust
6.05%, 07/15/2027, Series 2024-1, Class A1(1)		1,145	1,144
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D		13,770	14,476
Bridgecrest Lending Auto Securitization Trust 2024-1
5.53%, 01/18/2028, Series 2024-1, Class A3		3,000	2,995
5.82%, 09/15/2026, Series 2024-1, Class A2		2,900	2,899
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)		1,587	1,485
Carlyle Global Market Strategies CLO 2013-4 Ltd.
6.58% (3 Month Term SOFR + 1.26%, 1.00% Floor), 01/15/2031, Series 2013-4A, Class A1RR(1)(2)		856	856
Carlyle Global Market Strategies CLO 2014-1 Ltd.
6.55% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)		841	841
Carlyle Global Market Strategies CLO 2014-2R Ltd.
6.62% (3 Month Term SOFR + 1.31%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)		962	963
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
6.63% (3 Month Term SOFR + 1.31%), 07/27/2031, Series 2014-3RA, Class A1A(1)(2)		1,999	2,001
Carlyle Global Market Strategies CLO 2014-5 Ltd.
6.72% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)		8,801	8,806
Carlyle Global Market Strategies CLO 2015-5 Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.08% Floor), 01/20/2032, Series 2015-5A, Class A1RR(1)(2)		996	998

Carlyle U.S. CLO 2017-4 Ltd.
6.76% (3 Month Term SOFR + 1.44%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)	9,919	9,917
Carlyle U.S. CLO 2019-1 Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR(1)(2)	3,980	3,985
Carlyle U.S. CLO 2021-1 Ltd.
6.72% (3 Month Term SOFR + 1.40%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	1,750	1,751
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,494
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,818
CarMax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	788
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,880
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,154
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D	1,155	1,166
CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D	1,960	2,016
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	933	874
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	551	522
2.30%, 09/11/2028, Series 2021-N4, Class D	4,123	3,991
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	5,460	4,924
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,456
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D(1)	1,140	1,150
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D(1)	1,300	1,342
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	1,224	1,116
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A(1)	847	763
CBAM 2019-9 Ltd.
6.86% (3 Month Term SOFR + 1.54%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	8,445	8,464
Cedar Funding IX CLO Ltd.
6.56% (3 Month Term SOFR + 1.24%, 0.98% Floor), 04/20/2031, Series 2018-9A, Class A1(1)(2)	7,076	7,083
Cedar Funding X CLO Ltd.
7.18% (3 Month Term SOFR + 1.86%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR(1)(2)	5,430	5,417
Centerline Logistics Corp.
9.25%, 12/15/2027, Series 2023-1, Class A1(1)	301	301
9.75%, 12/15/2027, Series 2023-1, Class A2(1)	361	359
Centex Home Equity Loan Trust 2005-B
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	1,440	1,426
Centex Home Equity Loan Trust 2005-D
6.40% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,286	2,258
Centex Home Equity Loan Trust 2006-A
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3(2)	9,500	8,646
CHEC Loan Trust 2004-2
6.40% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	592	589
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D(1)	665	662
CIFC Funding 2015-IV Ltd.
6.65% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	19,632
7.03% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)	2,145	2,143
CIFC Funding 2017-III Ltd.
6.80% (3 Month Term SOFR + 1.48%), 07/20/2030, Series 2017-3A, Class A1(1)(2)	381	381
CIFC Funding 2018-I Ltd.
6.56% (3 Month Term SOFR + 1.26%), 04/18/2031, Series 2018-1A, Class A(1)(2)	3,124	3,126
CIFC Funding 2019-V Ltd.
6.72% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,353
CIFC Funding 2021-VII Ltd.
6.71% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,731
CIM Trust 2021-NR2
5.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(3)	4,096	4,054
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(3)	6,339	6,273
CIM TRUST 2023-NR2
6.00%, 06/25/2062, Series 2023-NR2, Class A1(1)(3)	15,963	14,322
CIT Mortgage Loan Trust 2007-1
6.94% (1 Month Term SOFR + 1.61%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	1,886	1,874
7.19% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 1M2(1)(2)	601	551
7.19% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 2M2(1)(2)	1,267	1,105
Citigroup Mortgage Loan Trust, Inc.
6.07% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,619	1,480
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,404
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	11,064
Clover CLO 2019-2 Ltd.
7.19% (3 Month Term SOFR + 1.86%, 1.86% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,497
Clover CLO 2021-2 LLC
6.75% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A(1)(2)	2,670	2,669
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	300	268
College Ave Student Loans Trust 2024-A
0.00% (30-day Average SOFR + 1.75%, 1.75% Floor), 06/25/2054, Series 2024-A, Class A1B(1)(2)(5)	3,147	3,147

College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)		1,307	1,248
6.64% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1(1)(2)		958	955
College Avenue Student Loans LLC
7.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)		1,655	1,669
7.58%, 06/25/2054, Series 2023-B, Class C(1)		2,290	2,339
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)		1,254	1,108
Commonwealth of Puerto Rico
0.00%, 11/01/2043(6)		1,433	829
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5		734	128
8.06%, 09/01/2029, Series 2000-1, Class A5(4)		13,024	2,339
8.31%, 05/01/2032, Series 2000-4, Class A6(4)		8,505	1,546
Conseco Financial Corp.
7.70%, 05/15/2027(4)		1,757	1,690
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)		1,231	1,202
3.16%, 10/15/2052, Series 2019-3, Class B(1)		1,470	1,316
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)		1,525	1,259
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)		3,100	2,515
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)		1,630	1,363
Countrywide Asset-Backed Certificates
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)		17,283	16,116
Credit Acceptance Auto Loan Trust
6.71%, 07/17/2034, Series 2024-1A, Class C(1)		2,085	2,095
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)		2,360	2,296
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)		5,235	4,988
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C(1)		2,135	2,198
Credit Acceptance Auto Loan Trust 2023-2
7.15%, 09/15/2033, Series 2023-2A, Class C(1)		3,525	3,572
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C(1)		1,430	1,467
Credit-Based Asset Servicing & Securitization LLC
5.74% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)		10,030	8,177
6.22% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)		3,111	3,012
Crown City CLO III
6.75% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)		250	249
CVC Cordatus Opportunity Loan Fund DAC
5.29% (3 Month EURIBOR + 1.38%, 1.38% Floor), 08/15/2033, Series 1A, Class A(1)	EUR	9,100	9,803
CVS Pass-Through Trust
6.94%, 01/10/2030		$675	691
CWABS Asset-Backed Certificates Trust 2004-13
6.87% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)		8,197	8,116
CWABS Asset-Backed Certificates Trust 2005-13
6.18% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3(2)		34,850	28,182
CWABS Asset-Backed Certificates Trust 2005-9
6.42% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)		4,101	3,959
CWABS Asset-Backed Certificates Trust 2005-AB4
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)		1,616	1,439
CWABS Asset-Backed Certificates Trust 2006-2
5.90% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)		19,851	17,813
6.07% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)		24,500	23,062
CWABS Asset-Backed Certificates Trust 2006-22
5.66% (1 Month Term SOFR + 0.33%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)		6,121	5,728
CWABS Asset-Backed Certificates Trust 2006-BC1
6.03% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)		1,000	904
CWABS Asset-Backed Certificates Trust 2007-10
5.62% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)		21,866	20,489
CWABS Asset-Backed Certificates Trust 2007-2
5.66% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)		25,730	23,085
CWABS Asset-Backed Certificates Trust 2007-8
5.69% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)		1,195	1,118
CWABS Asset-Backed Certificates Trust 2007-BC2
6.02% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)		5,189	4,995
CWABS Revolving Home Equity Loan Trust Series 2004-T
5.68% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)		2,140	2,107
CWABS, Inc. Asset-backed Certificates Series 2007-12
6.18% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)		2,732	2,600
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
5.63% (1 Month Term SOFR + 0.30%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)		52	52
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
5.58% (1 Month Term SOFR + 0.25%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A(2)		83	76
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)		2,064	1,967
Dewolf Park CLO Ltd.
7.03% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)		12,235	12,158
Diameter Capital CLO 1 Ltd.
6.82% (3 Month Term SOFR + 1.50%, 1.50% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)		4,390	4,392
Diameter Capital CLO 3 Ltd.
6.70% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)		4,770	4,770
Domino’s Pizza Master Issuer LLC
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)		2,359	2,274

Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,327
Dryden 36 Senior Loan Fund
6.60% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	6,054	6,061
Dryden 64 CLO Ltd.
6.53% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A(1)(2)	5,558	5,566
Dryden 83 CLO Ltd.
6.78% (3 Month Term SOFR + 1.48%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)	1,250	1,253
Dryden 86 CLO Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	8,064
Dryden XXVI Senior Loan Fund
6.48% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	3,071	3,070
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,554
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)	11,305	10,920
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D(1)	8,095	8,174
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D(1)	5,425	5,555
Eaton Vance CLO 2014-1R Ltd.
7.07% (3 Month Term SOFR + 1.75%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)	1,000	996
Eaton Vance CLO 2019-1 Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	23,018
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	195	128
ECMC Group Student Loan Trust
6.43% (30-day Average SOFR + 1.11%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	646	642
ECMC Group Student Loan Trust 2017-2
6.48% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A(1)(2)	5,966	5,948
ECMC Group Student Loan Trust 2020-2
6.58% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A(1)(2)	25,408	25,388
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)	944	929
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)	312	287
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)	1,310	1,183
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(4)	421	347
Ellington Loan Acquisition Trust 2007-1
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	550	529
Elmwood CLO 15 Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)	11,210	11,215
Elmwood CLO I Ltd.
6.83% (3 Month Term SOFR + 1.52%, 1.52% Floor), 04/20/2037, Series 2019-1A, Class A1RR(1)(2)	2,000	2,005
Ent Auto Receivables Trust 2023-1
6.22%, 08/16/2027, Series 2023-1A, Class A2(1)	3,095	3,104
EverBright Solar Trust 2024-A
6.43%, 06/22/2054, Series 2024-A, Class A(1)	4,775	4,768
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)	854	852
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	396	393
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,049	1,999
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,851
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	2,180	2,193
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,985
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B	22,400	22,337
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,446
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,264
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D	9,500	9,815
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B(1)	4,000	3,899
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)	2,973	2,936
Fieldstone Mortgage Investment Trust Series 2006-3
5.72% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)	3,103	2,755
First Franklin Mortgage Loan Trust 2002-FF4
6.57% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)	3,160	3,038
First Franklin Mortgage Loan Trust 2003-FFH2
7.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)	3,251	3,273
First Franklin Mortgage Loan Trust 2004-FF7
7.62% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)	854	865
First Franklin Mortgage Loan Trust 2006-FF11
5.80% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)	24,736	23,687
First Franklin Mortgage Loan Trust 2006-FF13
5.68% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/25/2036, Series 2006-FF13, Class A1(2)	304	197
First Franklin Mortgage Loan Trust 2006-FF16
5.86% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)	5,034	2,067
First Franklin Mortgage Loan Trust 2006-FF17
5.59% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)	2,697	2,213

First Franklin Mortgage Loan Trust 2006-FF2
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)		8,625	7,864
First Franklin Mortgage Loan Trust Series 2005-FF12
6.15% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)		1,587	1,506
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)		2,875	2,749
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)		1,590	1,499
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)		805	762
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795	4,341
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		3,380	3,037
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,796
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)		10,352	9,808
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		1,021	1,012
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,714
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,385
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,825
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,142
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D(1)		8,385	8,462
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D(1)		1,205	1,217
Flatiron CLO 19 Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	500
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2(1)		3,242	3,441
Ford Auto Securitization Trust
2.76%, 04/15/2028, Series 2020-AA, Class C(1)	CAD	290	209
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810	2,877
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		580	577
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		2,204	2,185
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,974
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)		4,423	4,500
6.97%, 06/15/2049, Series 2023-2A, Class B(1)		1,585	1,622
Foundation Finance Trust 2024-1
5.95%, 12/15/2049, Series 2024-1A, Class B(1)		339	339
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,817
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	3,139
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		185	184
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,384	3,313
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		3,290	3,187
Fremont Home Loan Trust 2003-1
6.72% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		1,398	1,436
Fremont Home Loan Trust 2004-4
6.24% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		18,767	17,409
Fremont Home Loan Trust 2004-C
6.42% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		6,409	5,861
Fremont Home Loan Trust 2005-1
6.60% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,456
Fremont Home Loan Trust 2005-2
6.19% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		1,340	1,300
Fremont Home Loan Trust 2005-C
6.22% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		9,459	8,826
6.37% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		10,696	8,426
Fremont Home Loan Trust 2005-E
6.10% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4(2)		7,266	6,846
Frontier Issuer LLC
6.60%, 08/20/2053, Series 2023-1, Class A2(1)		35,360	35,712
Galaxy XX CLO Ltd.
6.58% (3 Month Term SOFR + 1.26%, 1.00% Floor), 04/20/2031, Series 2015-20A, Class AR(1)(2)		421	422
Galaxy XXII CLO Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR(1)(2)		6,490	6,491
Gallatin CLO VIII 2017-1 Ltd.
6.67% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		33,057	33,074
Generate CLO 2 Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/22/2031, Series 2A, Class AR(1)(2)		646	647
Generate CLO 5 Ltd.
6.76% (3 Month Term SOFR + 1.44%), 10/22/2031, Series 5A, Class A(1)(2)		490	491
Generate CLO 6 Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	751

Generate CLO 7 Ltd.
6.92% (3 Month Term SOFR + 1.62%, 1.62% Floor), 04/22/2037, Series 7A, Class A1R(1)(2)		1,472	1,472
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	5,001
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D(1)		3,335	3,363
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D(1)		2,425	2,451
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D(1)		4,300	4,439
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029, Series 2024-1A, Class D(1)		2,600	2,601
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		695	689
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		4,734	4,648
GMF Floorplan Owner Revolving Trust
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	6,868
Goldentree Loan Management U.S. CLO 10 Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	1,001
GoldenTree Loan Management U.S. CLO 16 Ltd.
7.03% (3 Month Term SOFR + 1.67%, 1.67% Floor), 01/20/2034, Series 2022-16A, Class AR(1)(2)		23,800	23,902
Goldentree Loan Management U.S. CLO 8 Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR(1)(2)		4,735	4,734
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A(1)		732	735
Golub Capital Partners CLO 41B-R Ltd.
6.90% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR(1)(2)		2,945	2,947
Golub Capital Partners CLO 51M Ltd.
7.08% (3 Month Term SOFR + 1.81%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)		25,300	25,187
Golub Capital Partners CLO 55B Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		3,990	3,989
Golub Capital Partners CLO 66B Ltd.
7.27% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/25/2036, Series 2023-66A, Class A(1)(2)		1,500	1,512
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)		574	539
GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A(1)		852	827
GRACIE POINT INTERNATIONAL FUNDING 2023-1
7.31% (90-day Average SOFR + 1.95%), 09/01/2026, Series 2023-1A, Class A(1)(2)		1,770	1,782
Greywolf CLO VII Ltd.
6.76% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		500	501
GSAMP Trust 2005-AHL
6.42% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		3,337	3,048
GSAMP Trust 2007-FM2
5.50% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,724	1,014
HalseyPoint CLO 3 Ltd.
7.03% (3 Month Term SOFR + 1.71%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A(1)(2)		1,050	1,052
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,658	3,957
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		7,102	7,031
7.25%, 03/20/2054, Series 2024-1A, Class A2(1)		2,450	2,470
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R(1)	EUR	4,100	4,152
4.73% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)		34,400	36,680
Harvest SBA Loan Trust 2018-1
7.69% (1 Month Term SOFR + 2.36%), 08/25/2044, Series 2018-1, Class A(1)(2)		$1,336	1,327
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		11,604	11,265
9.13%, 06/25/2027, Series 2023-1A, Class 1D(1)		2,585	2,623
Hertz Vehicle Financing LLC
5.16%, 06/26/2028, Series 2022-2A, Class D(1)		8,365	7,680
6.56%, 09/25/2026, Series 2022-4A, Class D(1)		6,660	6,523
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C(1)		275	265
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C(1)		548	559
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		101	96
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A(1)		3,400	3,412
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A(1)		1,692	1,628
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,116	1,006
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,186	1,057
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		753	601
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,230	3,782
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		24,950	21,873
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3		676	672
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(1)		2,024	1,771
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)		965	864

Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A(1)	1,677	1,325
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D(1)	3,390	3,256
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D(1)	1,585	1,613
Huntington Auto Trust 2024-1
5.23%, 01/16/2029, Series 2024-1A, Class A3(1)	13,900	13,923
5.50%, 03/15/2027, Series 2024-1A, Class A2(1)	23,000	22,997
IXIS Real Estate Capital Trust 2005-HE2
6.42% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)	3,196	3,185
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I(1)	67	62
4.48%, 08/25/2049, Series 2019-1A, Class A2II(1)	3,880	3,725
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
3.18% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	5,979
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
5.98% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	11,255	9,647
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
5.98% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)	5,487	5,186
JP Morgan Mortgage Acquisition Trust 2006-CW1
5.88% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	9,788
JP Morgan Mortgage Acquisition Trust 2006-WMC4
5.56% (1 Month Term SOFR + 0.23%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	18,238	9,569
5.59% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	16,610	8,724
JP Morgan Mortgage Acquisition Trust 2007-CH3
5.70% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	9,920	9,688
JP Morgan Mortgage Acquisition Trust 2007-CH5
5.71% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)	6,439	6,130
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	1,809	1,683
KKR CLO 11 Ltd.
6.76% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(2)	7,231	7,246
KKR CLO 29 Ltd.
7.08% (3 Month Term SOFR + 1.76%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,475
LAD Auto Receivables Trust 2023-3
6.43%, 12/15/2028, Series 2023-3A, Class C(1)	3,640	3,694
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C(1)	1,940	1,986
7.37%, 04/15/2031, Series 2023-4A, Class D(1)	980	1,002
LAD Auto Receivables Trust 2024-1
5.33%, 02/15/2029, Series 2024-1A, Class B(1)	500	498
5.64%, 06/15/2029, Series 2024-1A, Class C(1)	100	100
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	3,297	2,981
LCM XVII LP
6.71% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	1,428	1,429
Lehman XS Trust 2007-6
5.86% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	6,275	4,623
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,786
Lendmark Funding Trust 2023-1
8.69%, 05/20/2033, Series 2023-1A, Class D(1)	1,576	1,628
Long Beach Mortgage Loan Trust 2004-6
6.64% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	15,846	14,505
Long Beach Mortgage Loan Trust 2005-2
6.57% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	11,754
Long Beach Mortgage Loan Trust 2005-WL2
6.22% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	8,532	8,291
Long Beach Mortgage Loan Trust 2005-WL3
6.15% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2(2)	10,015	9,148
Long Beach Mortgage Loan Trust 2006-WL1
6.07% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	12,510	11,704
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series ELL, Class A2	3,020	2,929
Madison Park Funding LIX Ltd.
6.70% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(2)	2,000	2,002
Madison Park Funding XLVIII Ltd.
7.02% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)	2,750	2,732
Madison Park Funding XVIII Ltd.
6.52% (3 Month Term SOFR + 1.20%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,050	5,051
Madison Park Funding XXV Ltd.
7.24% (3 Month Term SOFR + 1.91%, 1.65% Floor), 04/25/2029, Series 2017-25A, Class A2R(1)(2)	8,235	8,240
Madison Park Funding XXVI Ltd.
6.78% (3 Month Term SOFR + 1.46%), 07/29/2030, Series 2017-26A, Class AR(1)(2)	2,770	2,774
Madison Park Funding XXXIII Ltd.
6.60% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	14,360	14,371
Madison Park Funding XXXIV Ltd.
6.71% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR(1)(2)	250	250
Madison Park Funding XXXIX Ltd.
7.23% (3 Month Term SOFR + 1.91%, 1.91% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	25,762
Madison Park Funding XXXV Ltd.
6.57% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)	2,500	2,502
Madison Park Funding XXXVII Ltd.
6.65% (3 Month Term SOFR + 1.33%, 1.07% Floor), 07/15/2033, Series 2019-37A, Class AR(1)(2)	4,595	4,599
Magnetite XXV Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	18,022
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	1,416	1,306

MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	498	452
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	8,787	7,824
Marble Point CLO X Ltd.
6.62% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)	428	428
Mariner Finance Issuance Trust 2022-A
6.45%, 10/20/2037, Series 2022-AA, Class A(1)	2,778	2,785
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	676	669
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	2,071
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B(1)	3,730	3,748
MASTR Asset Backed Securities Trust 2004-WMC1
6.22% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	747	759
MASTR Specialized Loan Trust
5.96% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	359	344
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(3)	421	378
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,047	1,429
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
6.44% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	13,264	10,895
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
5.73% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	10,467	9,301
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
5.64% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B(2)	11,939	1,318
5.77% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C(2)	28,618	3,189
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
5.74% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C(2)	43,217	8,987
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	2,635	1,648
MetroNet Infrastructure Issuer LLC
6.23%, 04/20/2054, Series 2024-1A, Class A2(1)	1,100	1,101
Midocean Credit CLO VIII
6.63% (3 Month Term SOFR + 1.31%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	22,283	22,286
Mission Lane Credit Card Master Trust
7.23%, 07/17/2028, Series 2023-A, Class A(1)	2,920	2,944
7.69%, 11/15/2028, Series 2023-B, Class A(1)	5,475	5,555
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
6.30% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1(2)	10,236	10,068
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
6.40% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)	1,141	1,130
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
6.37% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,384
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
5.57% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	430	373
Morgan Stanley Capital I, Inc. Trust 2006-HE1
6.02% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	4,664	4,439
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(3)	12,250	2,737
Morgan Stanley Mortgage Loan Trust 2007-8XS
5.97% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	18,821	6,611
5.98% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,817	638
Mosaic Solar Loan Trust 2022-3
6.10%, 06/20/2053, Series 2022-3A, Class A(1)	449	461
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A(1)	1,553	1,535
Mosaic Solar Loans LLC
5.50%, 09/20/2049, Series 2024-1A, Class A(1)	2,403	2,397
Mountain View CLO 2017-1 LLC
6.67% (3 Month Term SOFR + 1.35%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	4,606	4,607
Mountain View CLO IX Ltd.
6.70% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	1,323	1,323
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	176	170
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	371	343
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	6,434	5,910
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	109	105
Nassau 2017-I Ltd.
6.73% (3 Month Term SOFR + 1.41%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	998	998
National Collegiate Student Loan Trust 2005-3
5.84% (1 Month Term SOFR + 0.40%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	1,376	1,359
Navient Private Education Loan Trust 2014-A
7.04% (1 Month Term SOFR + 1.71%), 10/15/2031, Series 2014-AA, Class A3(1)(2)	463	464
Navient Private Education Loan Trust 2015-A
7.14% (1 Month Term SOFR + 1.81%), 11/15/2030, Series 2015-AA, Class A3(1)(2)	561	564
Navient Private Education Loan Trust 2015-B
6.89% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	7,020	7,046
Navient Private Education Loan Trust 2017-A
3.91%, 12/16/2058, Series 2017-A, Class B(1)	414	399
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	669	655
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	42	42

Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A(1)	699	678
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	446	429
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	2,134	1,997
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	2,202	2,069
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,305	2,118
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	3,104	2,886
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	3,881
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	3,909	3,567
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	2,653	2,393
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	1,692	1,562
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	6,089	5,502
6.44% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	10,498	10,446
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	2,337	2,049
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	269
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,105
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	2,466
Navient Student Loan Trust
7.02% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B(1)(2)	13,965	14,087
7.23%, 03/15/2072, Series 2023-BA, Class B(1)	10,320	10,778
Navient Student Loan Trust 2016-2
6.93% (30-day Average SOFR + 1.61%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	4,460	4,506
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A(1)	336	322
Navient Student Loan Trust 2020-2
6.33% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B(1)(2)	20,327	20,247
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(3)	12,122	10,817
Nelnet Student Loan Trust 2006-1
6.03% (3 Month Term SOFR + 0.71%), 08/23/2036, Series 2006-1, Class A6(1)(2)	14,890	14,717
Nelnet Student Loan Trust 2021-A
2.85%, 04/20/2062, Series 2021-A, Class B1(1)	2,386	1,975
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	5,389	4,903
Nelnet Student Loan Trust 2023-PL1
7.57% (30-day Average SOFR + 2.25%), 11/25/2053, Series 2023-PL1A, Class A1A(1)(2)	1,672	1,668
Neuberger Berman CLO XIV Ltd.
6.61% (3 Month Term SOFR + 1.29%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)	10,410	10,412
Neuberger Berman CLO XVI-S Ltd.
6.62% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,707
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.56% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,746
Neuberger Berman Loan Advisers CLO 42 Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	550
Neuberger Berman Loan Advisers CLO 43 Ltd.
6.71% (3 Month Term SOFR + 1.39%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	29,796
Neuberger Berman Loan Advisers CLO 45 Ltd.
6.71% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/14/2035, Series 2021-45A, Class A(1)(2)	3,240	3,236
New Century Home Equity Loan Trust 2005-1
6.12% (1 Month Term SOFR + 0.79%, 0.79% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	1,635	1,649
New Century Home Equity Loan Trust Series 2005-D
6.15% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	8,822
OCP CLO 2014-5 Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)	1,158	1,158
OCP CLO 2014-7 Ltd.
6.70% (3 Month Term SOFR + 1.38%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	7,406	7,404
OCP CLO 2020-19 Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	12,425
Octagon Investment Partners 29 Ltd.
6.76% (3 Month Term SOFR + 1.44%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,892
Octagon Investment Partners 39 Ltd.
7.13% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2030, Series 2018-3A, Class BR(1)(2)	16,550	16,533
Octagon Investment Partners 43 Ltd.
7.24% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,249
Octagon Investment Partners XV Ltd.
6.54% (3 Month Term SOFR + 1.23%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR(1)(2)	11,103	11,105
Octagon Investment Partners XVI Ltd.
6.60% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)	949	950
Octagon Investment Partners XVII Ltd.
6.99% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)	2,500	2,487
OHA Credit Funding 3 Ltd.
6.72% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,774
OHA Credit Funding 4 Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	751
OHA Credit Funding 6 Ltd.
6.72% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,731
OHA Credit Funding 7 Ltd.
6.61% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	330

OHA Credit Partners XIII Ltd.
7.28% (3 Month Term SOFR + 1.96%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR(1)(2)	250	251
OHA Credit Partners XV Ltd.
0.00% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2017-15A, Class B1R(1)(2)(5)	15,180	15,180
OHA Credit Partners XVI
6.71% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,688
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	1,145	1,158
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	543	541
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	997
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,778
6.08% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	243
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	33,800	33,559
OneMain Financial Issuance Trust 2022-3
5.94%, 05/15/2034, Series 2022-3A, Class A(1)	5,301	5,330
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	8,357
Option One Mortgage Loan Trust 2004-2
6.24% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	4,404	4,246
Option One Mortgage Loan Trust 2006-1
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	3,511	3,443
Option One Mortgage Loan Trust 2006-3
5.58% (1 Month Term SOFR + 0.25%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	17,158	10,569
Option One Mortgage Loan Trust 2007-4
5.62% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	13,815	7,780
OZLM VI Ltd.
6.66% (3 Month Term SOFR + 1.34%), 04/17/2031, Series 2014-6A, Class A1S(1)(2)	11,824	11,824
OZLM VIII Ltd.
6.56% (3 Month Term SOFR + 1.24%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	15,329	15,335
7.23% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,962
OZLM XV Ltd.
6.87% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/20/2033, Series 2016-15A, Class A1AR(1)(2)	9,300	9,302
Palmer Square CLO 2018-3 Ltd.
7.08% (3 Month Term SOFR + 1.76%, 1.76% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	250
Palmer Square CLO 2020-3 Ltd.
6.96% (3 Month Term SOFR + 1.65%, 1.65% Floor), 11/15/2036, Series 2020-3A, Class A1R2(1)(2)	8,130	8,146
Palmer Square CLO 2021-2 Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.41% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	9,027
Palmer Square CLO 2021-4 Ltd.
6.75% (3 Month Term SOFR + 1.43%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	22,239
Palmer Square Loan Funding 2021-2 Ltd.
6.83% (3 Month Term SOFR + 1.51%, 1.51% Floor), 05/20/2029, Series 2021-2A, Class A2(1)(2)	11,775	11,768
Palmer Square Loan Funding 2021-3 Ltd.
6.38% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/20/2029, Series 2021-3A, Class A1(1)(2)	2,402	2,402
6.98% (3 Month Term SOFR + 1.66%, 1.66% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)	4,000	3,998
Palmer Square Loan Funding 2021-4 Ltd.
6.98% (3 Month Term SOFR + 1.66%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)	2,000	1,996
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
6.22% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	6,893
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I(1)	12,696	11,852
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	4,179	3,786
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,167	4,076
Post CLO 2023-1 Ltd.
7.27% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A(1)(2)	14,310	14,342
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,217
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D(1)	4,170	4,158
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D(1)	1,800	1,856
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(3)	19,601	19,182
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(3)	27,328	26,053
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(3)	19,357	18,833
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(3)	26,275	25,561
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	323
1.90%, 10/17/2027, Series 2020-SFR3, Class D(1)	1,390	1,300
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	510
2.80%, 10/17/2027, Series 2020-SFR3, Class F(1)	10,915	10,243
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	10,534
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	4,007
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,664
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,381
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	871
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	583
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,979
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	492

Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,382
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	861
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	980
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	532
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C(1)	950	908
4.65%, 03/17/2040, Series 2023-SFR1, Class D(1)	1,455	1,378
Progress Residential 2023-SFR2 Trust
4.50%, 10/17/2028, Series 2023-SFR2, Class B(1)	855	816
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,467
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,241
PRPM 2021-6 LLC
1.79%, 07/25/2026, Series 2021-6, Class A1(1)(3)	16,197	15,723
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(4)	3,877	3,723
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(3)	31,065	30,173
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(3)	9,816	9,617
PRPM 2022-5 LLC
6.90%, 09/27/2027, Series 2022-5, Class A1(1)(3)	13,683	13,725
RAAC Series 2006-RP4 Trust
5.99% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	6,633	6,549
Rad CLO 15 Ltd.
6.67% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,309
Rad CLO 5 Ltd.
6.70% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)	700	700
RAMP Series 2005-RS5 Trust
6.46% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	337	333
RAMP Series 2006-RZ5 Trust
5.80% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1(2)	17,225	14,890
RASC Series 2005-KS10 Trust
6.10% (1 Month Term SOFR + 0.77%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	103	103
RASC Series 2006-EMX6 Trust
5.98% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)	197	169
RASC Series 2007-KS3 Trust
5.78% (1 Month Term SOFR + 0.45%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	21,666	20,463
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1(1)(3)	3,801	3,790
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A(1)(3)	4,544	4,466
Regatta XVIII Funding Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/15/2034, Series 2021-1A, Class A1(1)(2)	4,250	4,252
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	1,073	1,040
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)	356	319
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)	2,672	2,560
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	729
Research-Driven Pagaya Motor Trust 2024-1
7.09%, 06/25/2032, Series 2024-1A, Class A(1)	2,400	2,410
Rockford Tower CLO 2017-3 Ltd.
6.77% (3 Month Term SOFR + 1.45%), 10/20/2030, Series 2017-3A, Class A(1)(2)	5,360	5,361
Rockford Tower CLO 2019-2 Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,852
Rockford Tower CLO 2021-1 Ltd.
6.75% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	25,792
RR 28 Ltd.
6.84% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/15/2037, Series 2024-28RA, Class A1R(1)(2)	2,000	1,999
RR 3 Ltd.
6.67% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	2,218	2,222
RRX 3 Ltd.
6.90% (3 Month Term SOFR + 1.58%, 1.32% Floor), 04/15/2034, Series 2021-3A, Class A1(1)(2)	3,200	3,208
RRX 4 Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)	1,250	1,251
RRX 7 Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)	18,270	18,279
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	320	315
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	825	795
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	3,990	3,792
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B	22,400	22,301
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	7,857	7,800
Saxon Asset Securities Trust 2006-1
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,078	1,016
Saxon Asset Securities Trust 2007-2
5.64% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	16,067	13,833
Saxon Asset Securities Trust 2007-3
5.75% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	12,803	12,008

SBNA Auto Receivables Trust 2024-A
5.21%, 04/16/2029, Series 2024-A, Class A4(1)	3,050	3,052
5.32%, 12/15/2028, Series 2024-A, Class A3(1)	11,800	11,797
5.59%, 01/15/2030, Series 2024-A, Class C(1)	200	200
5.70%, 03/15/2027, Series 2024-A, Class A2(1)	11,500	11,499
6.04%, 04/15/2030, Series 2024-A, Class D(1)	400	400
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	320
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,571
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C(1)	3,145	3,202
Sculptor CLO XXVIII Ltd.
7.38% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/20/2035, Series 28A, Class B1(1)(2)	3,700	3,719
SEB Funding LLC
7.39%, 04/30/2054, Series 2024-1A, Class A2(1)	7,200	7,274
Securitized Asset Backed Receivables LLC Trust 2004-OP1
6.21% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	5,347	5,237
Securitized Asset Backed Receivables LLC Trust 2005-HE1
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,529	1,974
Securitized Asset Backed Receivables LLC Trust 2006-CB5
5.72% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	3,743	2,446
Securitized Asset Backed Receivables LLC Trust 2007-BR2
5.90% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2(2)	3,524	1,489
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	612	546
Sesac Finance LLC
5.50%, 07/25/2052, Series 2022-1, Class A2(1)	866	846
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,965	1,997
Shackleton 2019-XIV CLO Ltd.
7.38% (3 Month Term SOFR + 2.06%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)	3,430	3,447
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A(1)	1,573	1,451
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	562	555
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	376	370
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	1,128	1,066
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	313	296
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C(1)	824	830
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C(1)	1,033	1,049
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C(1)	3,467	3,499
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	8,223	7,182
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(4)	1,104	1,085
SLM Private Credit Student Loan Trust 2005-B
5.92% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4(2)	3,657	3,578
SLM Student Loan Trust 2003-7
6.82% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	4,867	4,804
SLM Student Loan Trust 2005-4
5.79% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4(2)	9,144	8,893
SLM Student Loan Trust 2006-10
5.84% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B(2)	1,162	1,093
SLM Student Loan Trust 2007-7
5.95% (90-day Average SOFR + 0.59%), 04/25/2024, Series 2007-7, Class A4(2)	1,199	1,172
SLM Student Loan Trust 2008-5
7.32% (90-day Average SOFR + 1.96%, 1.70% Floor), 07/25/2024, Series 2008-5, Class A4(2)	1,744	1,744
7.47% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,293
SLM Student Loan Trust 2008-6
6.72% (90-day Average SOFR + 1.36%), 07/25/2024, Series 2008-6, Class A4(2)	6,920	6,864
SLM Student Loan Trust 2008-7
6.52% (90-day Average SOFR + 1.16%), 07/25/2024, Series 2008-7, Class A4(2)	5,360	5,280
SLM Student Loan Trust 2012-1
6.38% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	7,041	6,889
SLM Student Loan Trust 2012-2
6.13% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A(2)	8,483	8,268
SLM Student Loan Trust 2012-7
6.08% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	2,871	2,780
7.23% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,037
SLM Student Loan Trust 2014-1
6.03% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3(2)	1,698	1,634
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	887	861
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	26	25
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	594	581
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	62	61
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	263	256
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	703	681

SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	4,060	3,938
3.96%, 07/15/2042, Series 2018-A, Class B(1)	125	117
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	1,761	1,708
4.00%, 07/15/2042, Series 2018-B, Class B(1)	910	853
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	4,322	4,193
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	714
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	3,090	2,979
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	3,158	3,009
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	6,242	5,855
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	3,907	3,556
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	5,912	5,215
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	25,478	24,172
6.77% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	22,977	23,035
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B(1)	2,870	2,889
SMB Private Education Loan Trust 2023-D
6.15%, 09/15/2053, Series 2023-D, Class A1A(1)	10,141	10,462
6.93%, 09/15/2053, Series 2023-D, Class B(1)	5,009	5,216
6.97% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B(1)(2)	16,484	16,702
7.54%, 09/15/2053, Series 2023-D, Class C(1)	1,034	1,067
8.87%, 09/15/2053, Series 2023-D, Class D(1)	2,110	2,205
SMB Private Education Loan Trust 2024-A
5.24%, 03/15/2056, Series 2024-A, Class A1A(1)	4,135	4,137
5.88%, 03/15/2056, Series 2024-A, Class B(1)	3,623	3,623
6.77% (30-day Average SOFR + 1.45%, 1.45% Floor), 03/15/2056, Series 2024-A, Class A1B(1)(2)	3,859	3,864
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	868
SoFi Personal Loan Trust
0.00%(1)(18)	5,116	5,116
0.00%, 11/12/2030(4)(18)	61	3,978
6.00%, 11/12/20309(18)	4,968	4,968
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	475	457
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	639
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,272
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,704
Sound Point CLO XV Ltd.
6.48% (3 Month Term SOFR + 1.16%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	117	117
Sound Point CLO XX Ltd.
6.69% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A(1)(2)	508	508
Soundview Home Loan Trust 2006-OPT5
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)	21,571	18,752
Soundview Home Loan Trust 2007-NS1
5.79% (1 Month Term SOFR + 0.46%, 0.35% Floor), 01/25/2037, Series 2007-NS1, Class M1(2)	268	244
Southwick Park CLO LLC
6.64% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,406
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
4.25%, 02/25/2037, Series 2006-BC2, Class A2C(3)	10,260	3,549
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
5.72% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	9,677	7,547
Stratus CLO 2021-3 Ltd.
6.53% (3 Month Term SOFR + 1.21%, 1.21% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	19,879	19,901
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1
4.77%, 02/25/2035, Series 2005-1, Class 1A1(4)	3,034	2,832
Structured Asset Investment Loan Trust 2004-8
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	552	523
Structured Asset Investment Loan Trust 2004-9
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2(2)	2,781	2,772
Structured Asset Investment Loan Trust 2005-HE2
6.19% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	4,377	4,150
Structured Asset Mortgage Investments II Trust 2007-AR3
5.63% (1 Month Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	10,391	9,182
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
7.44% (1 Month Term SOFR + 2.11%, 2.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	101	100
Sunnova Helios XI Issuer LLC
5.60%, 05/20/2050, Series 2023-A, Class B(1)	2,997	2,903
Symphony CLO XX Ltd.
7.23% (3 Month Term SOFR + 1.91%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	11,236
Symphony CLO XXIII Ltd.
6.60% (3 Month Term SOFR + 1.28%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,095	14,102
Symphony CLO XXIV Ltd.
6.52% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class AR(1)(2)	650	650
Symphony CLO XXVI Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,654
TCW CLO 2019-1 AMR Ltd.
7.34% (3 Month Term SOFR + 2.01%, 1.75% Floor), 08/16/2034, Series 2019-1A, Class BR(1)(2)	3,365	3,362
TCW CLO 2020-1 Ltd.
6.74% (3 Month Term SOFR + 1.42%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR(1)(2)	8,600	8,603

TCW CLO 2022-1 Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2033, Series 2022-1A, Class A1(1)(2)	9,080	9,062
Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A(1)	6,136	6,182
THL Credit Wind River 2019-3 CLO Ltd.
7.23% (3 Month Term SOFR + 1.91%, 1.65% Floor), 07/15/2031, Series 2019-3A, Class BR(1)(2)	7,550	7,540
TIAA CLO I Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2031, Series 2016-1A, Class AR(1)(2)	16,941	16,965
TICP CLO X Ltd.
7.05% (3 Month Term SOFR + 1.73%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B(1)(2)	4,080	4,059
TIF Funding III LLC
5.48%, 05/22/2034, Series 2024-1A, Class A(1)	9,805	9,863
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,203
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B(1)	1,180	1,089
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,130
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,645
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,609
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	4,279
Trimaran Cavu 2019-1 Ltd.
7.48% (3 Month Term SOFR + 2.16%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)	1,820	1,818
Trimaran Cavu 2021-2 Ltd.
7.34% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)	2,500	2,504
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	77	77
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	2,981	2,957
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)	4,455	4,423
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)	1,812	1,769
VCAT 2021-NPL1 LLC
5.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(3)	731	726
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(3)	6,011	5,859
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(3)	7,942	7,697
Venture XIV CLO Ltd.
6.63% (3 Month Term SOFR + 1.29%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	1,624	1,624
Venture XXIX CLO Ltd.
6.56% (3 Month Term SOFR + 1.25%, 0.99% Floor), 09/07/2030, Series 2017-29A, Class AR(1)(2)	1,716	1,716
Venture Xxv CLO Ltd.
6.60% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	2,180	2,180
VOLT XCII LLC
4.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(3)	935	912
VOLT XCIII LLC
4.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(3)	2,737	2,656
VOLT XCIV LLC
5.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(3)	4,324	4,225
VOLT XCIX LLC
5.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(3)	8,741	8,504
VOLT XCVI LLC
5.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(3)	1,829	1,790
VOLT XCVII LLC
5.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(3)	8,448	8,284
Voya CLO 2013-2 Ltd.
6.56% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)	1,605	1,605
Voya CLO 2020-1 Ltd.
7.28% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,995
VStrong Auto Receivables Trust 2024-A
5.77%, 07/15/2030, Series 2024-A, Class B(1)	1,500	1,504
5.79%, 08/16/2027, Series 2024-A, Class A2(1)	1,700	1,700
7.29%, 07/15/2030, Series 2024-A, Class D(1)	300	301
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.20%, 02/25/2037, Series 2007-HY1, Class 4A1(4)	5,478	4,724
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
6.34% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A(2)	285	235
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	3,654	3,225
Wellfleet CLO 2017-2A Ltd.
6.64% (3 Month Term SOFR + 1.32%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	1,541	1,541
Wellfleet CLO 2017-3 Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	4,624	4,626
Wellfleet CLO 2021-3 Ltd.
7.38% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)	6,165	6,203
Wellfleet CLO X Ltd.
6.75% (3 Month Term SOFR + 1.43%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,687	8,681
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	482	485
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	5,200	4,974
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	2,480	2,525
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	5,285	5,397

Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D(1)		5,675	5,738
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D(1)		9,020	9,273
Willis Engine Structured Trust IV
4.75%, 09/15/2043, Series 2018-A, Class A(1)(3)		387	370
5.44%, 09/15/2043, Series 2018-A, Class B(1)(3)		576	529
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A(1)		2,235	1,940
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A(1)		14,348	15,032
Ziply Fiber Issuer LLC
6.64%, 04/20/2054, Series 2024-1A, Class A2(1)		9,100	9,106

Total Asset-Backed Obligations (Cost: $3,710,920)			3,587,907

Corporate Bonds – 27.24%
Basic Materials – 1.14%
Alcoa Nederland Holding BV
4.13%, 03/31/2029(1)		2,945	2,704
5.50%, 12/15/2027(1)		2,745	2,718
6.13%, 05/15/2028(1)		4,000	4,006
Anglo American Capital Plc
2.63%, 09/10/2030(1)		40,530	34,502
3.88%, 03/16/2029(1)		1,941	1,816
4.00%, 09/11/2027(1)		1,000	954
4.50%, 03/15/2028(1)		15,160	14,690
5.50%, 05/02/2033(1)		3,287	3,268
5.63%, 04/01/2030(1)		2,922	2,961
ArcelorMittal SA
6.75%, 03/01/2041		12,270	12,720
6.80%, 11/29/2032		7,845	8,390
Braskem Idesa SAPI
6.99%, 02/20/2032(1)		200	155
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)		5,210	4,480
5.88%, 01/31/2050(1)		4,160	3,210
8.50%, 01/12/2031(1)		200	207
8.50%, 01/12/2031(19)		225	233
Celanese U.S. Holdings LLC
6.33%, 07/15/2029		3,170	3,287
6.38%, 07/15/2032		1,700	1,764
6.55%, 11/15/2030		5,380	5,659
6.70%, 11/15/2033		19,990	21,314
CF Industries, Inc.
4.50%, 12/01/2026(1)		5,145	5,017
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033		3,000	2,855
CSN Resources SA
5.88%, 04/08/2032(1)		200	175
Eastman Chemical Co.
5.75%, 03/08/2033		1,244	1,265
First Quantum Minerals Ltd.
6.88%, 10/15/2027(1)		7,600	7,287
9.38%, 03/01/2029(1)		10,805	11,193
FMC Corp.
3.45%, 10/01/2029		1,850	1,665
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)		6,670	5,959
Freeport Indonesia PT
4.76%, 04/14/2027(19)		200	195
Freeport-McMoRan, Inc.
4.25%, 03/01/2030		6,345	6,014
4.63%, 08/01/2030		2,455	2,358
Glencore Funding LLC
2.50%, 09/01/2030(1)		4,980	4,228
2.63%, 09/23/2031(1)		9,734	8,113
2.85%, 04/27/2031(1)		10,245	8,754
3.88%, 10/27/2027(1)		8,185	7,808
4.88%, 03/12/2029(1)		8,160	8,030
5.37%, 04/04/2029(1)		6,110	6,122
5.40%, 05/08/2028(1)		1,895	1,906
5.70%, 05/08/2033(1)		17,355	17,636
6.13%, 10/06/2028(1)		16,775	17,335
6.38%, 10/06/2030(1)		21,634	22,830
6.50%, 10/06/2033(1)		49,030	52,444
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
5.45%, 05/15/2030		1,000	988
5.45%, 05/15/2030(1)		1,400	1,383
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)		12,544	11,123
2.30%, 11/01/2030(1)		16,705	13,878
4.38%, 06/01/2047		2,905	2,243
5.00%, 09/26/2048		11,420	9,763
Linde Plc
3.20%, 02/14/2031(19)	EUR	2,900	3,137
Newmont Corp.
2.25%, 10/01/2030		$3,329	2,833
OCP SA
4.50%, 10/22/2025(19)		259	253

POSCO
5.75%, 01/17/2028(1)		200	203
RPM International, Inc.
4.55%, 03/01/2029		668	648
Samarco Mineracao SA
9.50%, 06/30/2031(7)(19)		973	878
Sasol Financing USA LLC
8.75%, 05/03/2029(1)		200	204
Suzano Austria GmbH
3.75%, 01/15/2031		6,505	5,750
5.00%, 01/15/2030		200	192
Syngenta Finance NV
4.89%, 04/24/2025(1)		550	542
Vedanta Resources Finance II Plc
13.88%, 12/09/2028(19)		168	153
13.88%, 12/09/2028(1)		357	325
Vedanta Resources Ltd.
13.88%, 12/09/2028(1)		228	200
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,960

Total Basic Materials			384,883

Communications – 2.38%
AT&T, Inc.
3.50%, 09/15/2053		$3,112	2,196
3.65%, 06/01/2051		6,234	4,577
3.65%, 09/15/2059		15,471	10,771
3.80%, 12/01/2057		6,986	5,058
4.50%, 03/09/2048		815	693
C&W Senior Finance Ltd.
6.88%, 09/15/2027(1)		600	567
Cable One, Inc.
4.00%, 11/15/2030(1)		3,478	2,714
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(1)		2,285	1,725
Charter Communications Operating LLC
2.25%, 01/15/2029		1,626	1,383
2.30%, 02/01/2032		20,750	16,009
2.80%, 04/01/2031		32,784	26,862
3.70%, 04/01/2051		29,903	18,493
3.75%, 02/15/2028		6,703	6,218
3.85%, 04/01/2061		1,700	1,009
3.90%, 06/01/2052		13,828	8,794
3.95%, 06/30/2062		33,401	20,151
4.20%, 03/15/2028		3,376	3,182
4.40%, 04/01/2033		4,100	3,633
4.80%, 03/01/2050		16,990	12,576
5.38%, 04/01/2038		980	851
5.38%, 05/01/2047		8,990	7,244
5.75%, 04/01/2048		5,030	4,236
6.48%, 10/23/2045		343	318
Cisco Systems, Inc.
4.95%, 02/26/2031		5,975	6,028
Cogent Communications Group, Inc.
7.00%, 06/15/2027(1)		872	868
Comcast Corp.
2.45%, 08/15/2052		4,260	2,499
2.94%, 11/01/2056		1,075	677
2.99%, 11/01/2063		3,337	2,049
3.20%, 07/15/2036		1,802	1,480
4.60%, 08/15/2045		1,451	1,297
5.50%, 05/15/2064		3,294	3,298
6.50%, 11/15/2035		601	667
CommScope Technologies LLC
5.00%, 03/15/2027(1)		1,620	626
CommScope, Inc.
4.75%, 09/01/2029(1)		5,452	3,925
6.00%, 03/01/2026(1)		2,205	2,018
7.13%, 07/01/2028(1)		3,625	1,434
Cox Communications, Inc.
3.15%, 08/15/2024(1)		400	396
CSC Holdings LLC
3.38%, 02/15/2031(1)		10,305	7,004
4.13%, 12/01/2030(1)		2,415	1,727
4.50%, 11/15/2031(1)		6,505	4,605
4.63%, 12/01/2030(1)		26,845	13,632
5.00%, 11/15/2031(1)		940	475
5.38%, 02/01/2028(1)		2,970	2,555
5.75%, 01/15/2030(1)		4,097	2,169
6.50%, 02/01/2029(1)		10,406	8,817
7.50%, 04/01/2028(1)		1,000	674
11.75%, 01/31/2029(1)		2,324	2,328
Digicel Group Holdings Ltd.
0.00%, 12/31/2030(1)		97	24
0.00%, 12/31/2030(1)		218	44
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl U.S.
12.00%, 05/25/2027(7)		188	184
DISH DBS Corp.
5.13%, 06/01/2029		2,380	993
5.25%, 12/01/2026(1)		16,695	13,146
5.75%, 12/01/2028(1)		17,535	12,051

Expedia Group, Inc.
2.95%, 03/15/2031		30,140	26,302
3.25%, 02/15/2030		12,682	11,416
FactSet Research Systems, Inc.
3.45%, 03/01/2032		5,275	4,657
Frontier Communications Holdings LLC
8.63%, 03/15/2031(1)		5,958	6,085
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)		2,065	1,450
Intelsat Jackson Holdings SA
6.50%, 03/15/2030(1)		37,796	35,114
Kenbourne Invest SA
4.70%, 01/22/2028(19)		211	75
6.88%, 11/26/2024(19)		211	101
6.88%, 11/26/2024(1)		300	143
Level 3 Financing, Inc.
4.63%, 09/15/2027(1)		510	339
Meta Platforms, Inc.
4.65%, 08/15/2062		6,178	5,547
4.95%, 05/15/2033		29,985	30,350
Millicom International Cellular SA
5.13%, 01/15/2028(19)		180	171
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,508
5.40%, 04/15/2034		18,215	18,179
5.60%, 06/01/2032		9,061	9,185
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	404
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,426
3.88%, 11/15/2029	EUR	792	873
4.63%, 05/15/2029		2,300	2,622
4.88%, 06/15/2030(1)		$27,736	27,542
5.38%, 11/15/2029(1)		1,415	1,444
5.88%, 11/15/2028		10,972	11,406
6.38%, 05/15/2029		12,834	13,669
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027(1)		726	742
6.00%, 02/15/2028(1)		1,422	1,464
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	686
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.60%, 04/15/2026		677	658
Paramount Global
4.60%, 01/15/2045		521	359
4.90%, 08/15/2044		363	260
5.25%, 04/01/2044		486	361
5.85%, 09/01/2043		1,249	1,012
6.38% (5 Year CMT Index + 4.00%), 03/30/2062(2)		585	541
Prosus NV
1.99%, 07/13/2033	EUR	4,100	3,411
Rogers Communications, Inc.
5.30%, 02/15/2034		$4,636	4,595
SES GLOBAL Americas Holdings, Inc.
5.30%, 03/25/2044(1)		10,000	7,650
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,345
8.75%, 03/15/2032		24,955	30,259
Sprint LLC
7.13%, 06/15/2024		20,632	20,667
7.63%, 02/15/2025		9,952	10,070
7.63%, 03/01/2026		15,491	16,004
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		1,830	1,820
5.15%, 03/20/2028(1)		22,129	22,079
Telefonica Emisiones SA
4.06%, 01/24/2036(19)	EUR	1,600	1,756
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)		$1,045	794
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	10,339
5.50%, 09/01/2041		11,204	9,327
5.88%, 11/15/2040		6,520	5,648
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809	14,013
2.25%, 11/15/2031		811	666
2.40%, 03/15/2029		1,515	1,342
2.55%, 02/15/2031		8,179	6,967
2.70%, 03/15/2032		2,720	2,287
2.88%, 02/15/2031		2,221	1,929
3.38%, 04/15/2029		10,920	10,099
3.50%, 04/15/2031		15,954	14,408
3.88%, 04/15/2030		38,809	36,355
5.05%, 07/15/2033		7,014	6,938
5.15%, 04/15/2034		990	987
5.75%, 01/15/2034		7,160	7,456
Uber Technologies, Inc.
4.50%, 08/15/2029		6,455	6,124
4.50%, 08/15/2029(1)		19,150	18,170

6.25%, 01/15/2028(1)	7,305	7,335
7.50%, 09/15/2027(1)	1,395	1,428
Verizon Communications, Inc.
1.75%, 01/20/2031	1,566	1,271
2.36%, 03/15/2032	15,406	12,661
2.55%, 03/21/2031	5,279	4,510
2.85%, 09/03/2041	2,474	1,781
3.00%, 11/20/2060	1,635	1,020
3.85%, 11/01/2042	1,358	1,117
4.02%, 12/03/2029	699	667
4.27%, 01/15/2036	1,478	1,358
4.40%, 11/01/2034	2,832	2,670
5.05%, 05/09/2033	664	664
5.85%, 09/15/2035	974	1,026
VF Ukraine PAT via VFU Funding Plc
6.20%, 02/11/2025(19)	550	454
Vodafone Group Plc
4.88%, 06/19/2049	4,252	3,807
VZ Secured Financing BV
5.00%, 01/15/2032(1)	6,500	5,581
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)	1,000	823
Ziggo BV
4.88%, 01/15/2030(1)	4,900	4,399

Total Communications		806,118

Consumer, Cyclical – 1.78%
ABRA Global Finance
11.50%, 03/02/2028(1)(7)	412	381
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)	6,828	6,492
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)	1,121	1,093
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	518	489
American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)	1,798	1,789
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025	1,665	1,605
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029	165	149
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025	837	812
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028	7,214	6,669
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034	9,931	8,433
AutoNation, Inc.
4.75%, 06/01/2030	1,030	989
AutoZone, Inc.
4.00%, 04/15/2030	8,465	8,031
Avianca Midco 2 Plc
9.00%, 12/01/2028(1)	65	63
Azul Secured Finance LLP
11.93%, 08/28/2028(1)	781	801
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	1,489	1,401
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)	1,937	1,782
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	329	295
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)	295	275
Carnival Corp.
4.00%, 08/01/2028(1)	8,000	7,452
7.00%, 08/15/2029(1)	2,120	2,211
Carvana Co.
12.00%, 12/01/2028(1)(7)	6,305	6,164
13.00%, 06/01/2030(1)(7)	9,500	9,265
14.00%, 06/01/2031(1)(7)	11,290	11,348
Daimler Truck Finance North America LLC
5.50%, 09/20/2033(1)	8,790	8,905
Dillard’s, Inc.
7.00%, 12/01/2028	380	396
7.75%, 07/15/2026	135	140
7.75%, 05/15/2027	85	89
Dollar General Corp.
3.50%, 04/03/2030	3,125	2,857
Ferguson Finance Plc
3.25%, 06/02/2030(1)	1,720	1,539
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(1)	1,885	1,795
FirstCash, Inc.
5.63%, 01/01/2030(1)	3,594	3,415
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	700	683
5.80%, 03/08/2029	7,100	7,128
6.80%, 11/07/2028	1,400	1,461
6.95%, 03/06/2026	1,100	1,121
7.12%, 11/07/2033	3,427	3,687

General Motors Financial Co., Inc.
3.10%, 01/12/2032		2,030	1,719
4.00%, 10/06/2026		537	521
4.30%, 07/13/2025		182	179
4.35%, 04/09/2025		1,518	1,499
5.85%, 04/06/2030		1,770	1,805
6.00%, 01/09/2028		14,095	14,449
6.40%, 01/09/2033		4,470	4,684
GENM Capital Labuan Ltd.
3.88%, 04/19/2031(1)		8,110	7,102
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,881	3,311
5.11%, 03/15/2034		378	457
Grupo Posadas SAB de CV
7.00%, 12/30/2027(3)(19)		$266	245
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032(1)		14,500	14,559
Hyundai Capital America
1.80%, 10/15/2025(1)		5,395	5,099
2.10%, 09/15/2028(1)		6,385	5,597
5.30%, 03/19/2027(1)		7,700	7,701
5.35%, 03/19/2029(1)		3,800	3,813
6.40% (SOFR + 1.04%), 03/19/2027(1)(2)		6,000	6,011
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		572	492
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,813	2,606
Las Vegas Sands Corp.
3.20%, 08/08/2024		8,750	8,654
3.50%, 08/18/2026		5,000	4,733
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		5,095	4,592
Live Nation Entertainment, Inc.
3.75%, 01/15/2028(1)		5,000	4,626
Lowe’s Companies, Inc.
1.70%, 10/15/2030		1,534	1,253
2.63%, 04/01/2031		776	668
2.80%, 09/15/2041		4,823	3,428
4.50%, 04/15/2030		1,643	1,607
5.80%, 10/15/2036		783	818
Marriott International, Inc.
2.75%, 10/15/2033		1,322	1,074
2.85%, 04/15/2031		2,750	2,372
3.75%, 10/01/2025		297	290
4.63%, 06/15/2030		940	915
5.30%, 05/15/2034		8,470	8,377
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	681
McDonald’s Corp.
3.88%, 02/20/2031(19)	EUR	2,800	3,100
MDC Holdings, Inc.
3.97%, 08/06/2061		$7,835	6,247
6.00%, 01/15/2043		7,970	8,096
Mercedes-Benz Finance North America LLC
2.45%, 03/02/2031(1)		1,015	875
Metalsa Sapi de CV
3.75%, 05/04/2031(19)		284	230
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	8,361
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		5,876	5,908
Mitchells & Butlers Finance Plc
6.01%, 12/15/2028	GBP	245	297
6.07% (SOFR + 0.71%), 12/15/2030(2)		$5,483	5,054
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		1,420	1,402
5.88%, 02/15/2027(1)		7,150	7,064
8.13%, 01/15/2029(1)		12,205	12,915
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	40,901
2.00%, 03/09/2026(1)		14,300	13,242
2.45%, 09/15/2028(1)		4,800	4,135
2.75%, 03/09/2028(1)		14,600	12,969
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,350
4.35%, 09/17/2027(1)		10,500	9,982
4.81%, 09/17/2030(1)		57,500	53,693
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		6,435	6,360
6.25%, 03/15/2032(1)		6,310	6,360
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,731
Travel + Leisure Co.
4.50%, 12/01/2029(1)		755	694
6.00%, 04/01/2027		5,015	5,013
Tupy Overseas SA
4.50%, 02/16/2031(19)		247	213
U.S. Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		1,086	1,060

United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	470	421
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	3,335	3,218
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	493	461
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028	1,237	1,098
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	775	663
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027	13,537	13,491
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036	27,995	28,466
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(1)	25,000	25,053
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	12,015	11,466
4.05%, 03/15/2029	4,505	4,217
4.28%, 03/15/2032	12,075	10,786
5.05%, 03/15/2042	21,535	18,510
5.14%, 03/15/2052	32,921	27,325
Wynn Macau Ltd.
5.63%, 08/26/2028(19)	200	190
Yum! Brands, Inc.
4.75%, 01/15/2030(1)	750	711

Total Consumer, Cyclical		601,470

Consumer, Non-cyclical – 3.24%
1375209 BC Ltd.
9.00%, 01/30/2028(1)	6,515	6,385
AbbVie, Inc.
4.30%, 05/14/2036	2,361	2,217
4.50%, 05/14/2035	2,895	2,783
4.55%, 03/15/2035	6,236	6,027
5.05%, 03/15/2034	8,662	8,769
Adtalem Global Education Inc.
5.50%, 03/01/2028(1)	2,193	2,099
Aetna, Inc.
3.50%, 11/15/2024	3,370	3,325
Agilent Technologies, Inc.
2.10%, 06/04/2030	773	653
Alcon Finance Corp.
5.38%, 12/06/2032(1)	5,350	5,397
Altria Group, Inc.
3.40%, 02/04/2041	4,871	3,573
3.70%, 02/04/2051	1,857	1,298
4.25%, 08/09/2042	2,535	2,077
4.50%, 05/02/2043	1,140	961
6.88%, 11/01/2033	2,411	2,623
Amgen, Inc.
4.05%, 08/18/2029	4,622	4,443
4.20%, 02/22/2052	5,400	4,442
4.40%, 02/22/2062	2,529	2,084
5.25%, 03/02/2030	9,123	9,262
5.25%, 03/02/2033	4,530	4,568
5.75%, 03/02/2063	10,055	10,256
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)	2,475	2,420
5.55%, 05/30/2033(1)	3,820	3,757
5.80%, 04/15/2034(1)	6,590	6,583
5.95%, 10/15/2033(1)	3,530	3,569
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,085	12,902
4.70%, 05/15/2028(1)	232	226
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033(1)	13,960	13,843
BAT Capital Corp.
2.73%, 03/25/2031	27,430	23,063
3.56%, 08/15/2027	1,646	1,559
3.98%, 09/25/2050	2,156	1,516
4.39%, 08/15/2037	1,020	857
4.54%, 08/15/2047	15,544	12,001
4.76%, 09/06/2049	6,199	4,934
5.65%, 03/16/2052	8,040	7,254
5.83%, 02/20/2031	5,203	5,248
6.00%, 02/20/2034	3,966	4,016
6.34%, 08/02/2030	1,000	1,042
6.42%, 08/02/2033	800	837
7.08%, 08/02/2053	4,655	5,018
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	3,165	1,727
Bayer U.S. Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,358
3.38%, 07/15/2024(1)	5,915	5,865
4.25%, 12/15/2025(1)	2,035	1,984
4.38%, 12/15/2028(1)	4,685	4,410
4.40%, 07/15/2044(1)	6,355	4,866
4.88%, 06/25/2048(1)	11,025	8,860

Bayer U.S. Finance LLC
3.38%, 10/08/2024(1)	5,000	4,929
6.38%, 11/21/2030(1)	6,321	6,463
6.50%, 11/21/2033(1)	12,290	12,505
6.88%, 11/21/2053(1)	3,500	3,591
Becton Dickinson & Co.
3.36%, 06/06/2024	864	860
4.67%, 06/06/2047	972	871
5.11%, 02/08/2034	680	675
Boost Newco Borrower LLC
7.50%, 01/15/2031(1)	7,465	7,814
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	2,024	1,554
5.55%, 02/22/2054	655	674
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029(1)	950	908
3.50%, 04/01/2030(1)	4,000	3,810
Centene Corp.
2.45%, 07/15/2028	2,274	2,016
2.50%, 03/01/2031	3,232	2,658
2.63%, 08/01/2031	4,405	3,616
3.00%, 10/15/2030	25,241	21,642
3.38%, 02/15/2030	11,102	9,825
4.25%, 12/15/2027	1,947	1,856
4.63%, 12/15/2029	27,430	26,040
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(1)	6,100	5,614
Cigna Group
3.40%, 03/01/2027	6,858	6,571
4.38%, 10/15/2028	7,670	7,482
CommonSpirit Health
1.55%, 10/01/2025	3,450	3,243
2.78%, 10/01/2030	5,970	5,178
CoStar Group, Inc.
2.80%, 07/15/2030(1)	11,000	9,377
CVS Health Corp.
1.88%, 02/28/2031	1,464	1,193
2.70%, 08/21/2040	1,602	1,112
3.25%, 08/15/2029	6,270	5,751
5.05%, 03/25/2048	7,768	7,055
5.13%, 07/20/2045	1,444	1,331
5.25%, 01/30/2031	2,475	2,493
5.63%, 02/21/2053	1,709	1,678
6.13%, 09/15/2039	701	725
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	50	49
5.77%, 01/10/2033	1,832	1,814
6.04%, 12/10/2028	809	817
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	3,872	3,541
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)	8,614	7,537
DP World Salaam
6.00% (5 Year CMT Index + 5.75%), 01/01/2173(2)(19)	200	199
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	2,195	2,194
Elevance Health, Inc.
3.60%, 03/15/2051	962	721
4.55%, 05/15/2052	2,306	2,018
5.13%, 02/15/2053	705	676
Eli Lilly & Co.
5.00%, 02/09/2054	791	787
Embecta Corp.
5.00%, 02/15/2030(1)	2,488	2,032
ERAC USA Finance LLC
3.80%, 11/01/2025(1)	4,605	4,489
4.90%, 05/01/2033(1)	11,015	10,798
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026(1)	9,545	8,636
Gartner, Inc.
3.63%, 06/15/2029(1)	4,920	4,454
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC
7.13%, 07/31/2026(1)	200	200
Gilead Sciences, Inc.
4.15%, 03/01/2047	2,391	2,008
4.50%, 02/01/2045	2,292	2,040
4.80%, 04/01/2044	3,838	3,573
5.65%, 12/01/2041	2,170	2,233
Global Payments, Inc.
2.90%, 05/15/2030	7,267	6,311
2.90%, 11/15/2031	7,080	5,942
5.30%, 08/15/2029	4,552	4,530
5.40%, 08/15/2032	8,075	8,008
Grifols SA
4.75%, 10/15/2028(1)	8,658	7,163
Gruma SAB de CV
4.88%, 12/01/2024(19)	256	254
HCA, Inc.
3.38%, 03/15/2029	8,475	7,772
3.50%, 09/01/2030	11,819	10,689

3.50%, 07/15/2051		1,680	1,161
4.13%, 06/15/2029		18,119	17,159
5.25%, 04/15/2025		4,873	4,853
5.25%, 06/15/2026		4,890	4,876
5.25%, 06/15/2049		6,070	5,540
5.38%, 09/01/2026		8,917	8,915
5.45%, 04/01/2031		10,137	10,190
5.50%, 06/01/2033		17,540	17,603
5.50%, 06/15/2047		4,007	3,809
5.60%, 04/01/2034		10,315	10,386
5.88%, 02/15/2026		7,532	7,564
7.58%, 09/15/2025		1,322	1,353
7.69%, 06/15/2025		1,654	1,674
Humana, Inc.
3.70%, 03/23/2029		11,540	10,859
3.85%, 10/01/2024		4,014	3,975
4.88%, 04/01/2030		5,815	5,741
5.88%, 03/01/2033		1,837	1,896
5.95%, 03/15/2034		986	1,024
Illumina, Inc.
2.55%, 03/23/2031		11,640	9,621
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033	EUR	3,600	3,138
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)		$10,790	10,696
3.50%, 07/26/2026(1)		7,025	6,700
4.25%, 07/21/2025(1)		4,170	4,094
6.13%, 07/27/2027(1)		18,800	19,179
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000	5,253
IQVIA, Inc.
5.70%, 05/15/2028		16,850	17,084
6.25%, 02/01/2029		375	389
JBS USA LUX SA
3.00%, 02/02/2029		5,290	4,684
3.75%, 12/01/2031		7,152	6,184
4.38%, 02/02/2052		2,090	1,518
5.50%, 01/15/2030		5,130	5,056
6.50%, 12/01/2052		10,695	10,568
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(1)		12,550	13,187
7.25%, 11/15/2053(1)		4,452	4,785
JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	3,568
4.50%, 01/23/2034(19)	EUR	2,105	2,358
Kedrion SpA
6.50%, 09/01/2029(1)		$6,835	6,213
Market Bidco Finco Plc
4.75%, 11/04/2027	EUR	16,000	16,183
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,431
MHP Lux SA
6.25%, 09/19/2029(19)		550	389
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)		8,138	5,901
ModivCare, Inc.
5.88%, 11/15/2025(1)		975	950
Molina Healthcare, Inc.
4.38%, 06/15/2028(1)		554	521
Moody’s Corp.
3.25%, 01/15/2028		688	654
4.25%, 02/01/2029		1,182	1,152
Motability Operations Group Plc
3.88%, 01/24/2034(19)	EUR	1,200	1,326
Nestle Finance International Ltd.
3.25%, 01/23/2037(19)		1,280	1,372
New York & Presbyterian Hospital
3.56%, 08/01/2036		$2,630	2,280
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033		18,032	17,754
5.30%, 05/19/2053		5,853	5,819
Philip Morris International, Inc.
3.13%, 03/02/2028		706	660
4.88%, 02/13/2029		12,000	11,924
5.13%, 11/17/2027		883	888
5.13%, 02/13/2031		8,800	8,742
5.25%, 02/13/2034		8,200	8,127
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		18,075	15,319
4.25%, 04/15/2031		2,650	2,389
6.25%, 07/01/2033		4,430	4,527
6.88%, 05/15/2034		6,190	6,597
Pomona College
2.89%, 01/01/2051		1,820	1,247
Revvity, Inc.
2.55%, 03/15/2031		11,115	9,362
REWE International Finance BV
4.88%, 09/13/2030(19)	EUR	1,400	1,597

Reynolds American, Inc.
5.70%, 08/15/2035		$5,055	4,936
5.85%, 08/15/2045		13,493	12,515
Roche Holdings, Inc.
4.99%, 03/08/2034(1)		19,830	19,969
S&P Global, Inc.
1.25%, 08/15/2030		2,597	2,098
4.25%, 05/01/2029		2,585	2,518
5.25%, 09/15/2033(1)		5,800	5,927
Sartorius Finance BV
4.88%, 09/14/2035(19)	EUR	2,300	2,672
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029(1)		$6,626	5,855
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)		10,000	7,831
3.00%, 10/15/2030(1)		925	766
4.25%, 02/01/2027(1)		1,290	1,239
Solventum Corp.
5.45%, 02/25/2027(1)		3,406	3,418
5.90%, 04/30/2054(1)		10,175	10,150
6.00%, 05/15/2064(1)		2,602	2,579
Spectrum Brands, Inc.
3.88%, 03/15/2031(1)		1,430	1,377
5.50%, 07/15/2030(1)		1,617	1,584
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030		4,461	3,783
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036		2,430	2,364
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		7,935	7,418
4.10%, 10/01/2046		42,983	29,632
4.75%, 05/09/2027		7,495	7,256
5.13%, 05/09/2029		4,885	4,694
6.75%, 03/01/2028		1,400	1,434
7.88%, 09/15/2029		6,355	6,822
8.13%, 09/15/2031		3,170	3,477
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032		2,412	2,422
5.09%, 08/10/2033		4,640	4,691
5.20%, 01/31/2034		654	667
Triton Water Holdings, Inc.
6.25%, 04/01/2029(1)		1,539	1,402
United Rentals North America, Inc.
6.13%, 03/15/2034(1)		15,905	15,925
UnitedHealth Group, Inc.
2.90%, 05/15/2050		1,401	946
3.25%, 05/15/2051		933	671
3.70%, 08/15/2049		842	660
3.88%, 12/15/2028		1,070	1,032
3.88%, 08/15/2059		2,820	2,183
4.25%, 04/15/2047		1,517	1,308
4.95%, 05/15/2062		658	614
5.50%, 04/15/2064		671	683
5.88%, 02/15/2053		723	782
6.05%, 02/15/2063		631	694
Universal Health Services Inc
1.65%, 09/01/2026		8,275	7,542
US Renal Care, Inc.
10.63%, 06/28/2028(1)		195	170
Valvoline, Inc.
3.63%, 06/15/2031(1)		533	459
Verisk Analytics, Inc.
5.75%, 04/01/2033		7,965	8,280
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(1)		715	699

Total Consumer, Non-cyclical			1,097,660

Energy – 2.83%
3R Lux Sarl
9.75%, 02/05/2031(1)		440	461
Aker BP ASA
3.10%, 07/15/2031(1)		5,635	4,816
3.75%, 01/15/2030(1)		15,485	14,150
4.00%, 01/15/2031(1)		14,110	12,888
Antero Resources Corp.
5.38%, 03/01/2030(1)		4,069	3,908
7.63%, 02/01/2029(1)		3,430	3,523
Apache Corp.
4.75%, 04/15/2043		3,021	2,382
5.10%, 09/01/2040		1,544	1,325
5.25%, 02/01/2042		758	640
BP Capital Markets America, Inc.
2.72%, 01/12/2032		784	676
3.38%, 02/08/2061		1,128	779
3.63%, 04/06/2030		706	665
4.81%, 02/13/2033		2,386	2,355
4.99%, 04/10/2034		2,238	2,235
BP Capital Markets Plc
2.82%, 04/07/2032(19)	EUR	1,305	1,346
6.45% (5 Year CMT Index + 2.15%), 09/01/2172(2)		$2,045	2,118

Cameron LNG LLC
3.30%, 01/15/2035(1)		6,861	5,709
3.40%, 01/15/2038(1)		2,968	2,452
Canadian Natural Resources Ltd.
6.25%, 03/15/2038		1,345	1,400
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039		2,551	2,061
3.70%, 11/15/2029		6,956	6,470
5.13%, 06/30/2027		11,831	11,803
5.88%, 03/31/2025		14,255	14,259
Cheniere Energy Partners LP
3.25%, 01/31/2032		12,094	10,302
4.00%, 03/01/2031		24,780	22,523
4.50%, 10/01/2029		14,662	13,955
5.95%, 06/30/2033		15,428	15,773
Cheniere Energy, Inc.
5.65%, 04/15/2034(1)		20,065	20,208
Continental Resources, Inc.
2.88%, 04/01/2032(1)		25,694	20,940
4.38%, 01/15/2028		2,330	2,252
5.75%, 01/15/2031(1)		42,301	42,048
DCP Midstream Operating LP
3.25%, 02/15/2032		15,045	12,958
5.13%, 05/15/2029		3,380	3,370
Devon Energy Corp.
4.50%, 01/15/2030		2,743	2,644
Diamondback Energy, Inc.
3.13%, 03/24/2031		17,221	15,256
3.25%, 12/01/2026		19,417	18,614
3.50%, 12/01/2029		24,050	22,247
6.25%, 03/15/2053		330	356
Ecopetrol SA
8.38%, 01/19/2036		930	939
8.88%, 01/13/2033		910	963
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)		200	156
Empresa Nacional del Petroleo
3.75%, 08/05/2026(19)		374	357
Enbridge, Inc.
5.70%, 03/08/2033		12,470	12,771
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)		4,950	4,514
5.88%, 03/30/2031(1)		6,495	5,690
8.50%, 09/30/2033(1)(19)		56	55
Energy Transfer LP
2.90%, 05/15/2025		2,346	2,277
3.90%, 05/15/2024		119	119
4.00%, 10/01/2027		5,865	5,637
4.75%, 01/15/2026		4,720	4,670
4.95%, 06/15/2028		2,049	2,033
5.00%, 05/15/2050		7,483	6,565
5.15%, 02/01/2043		1,738	1,553
5.15%, 03/15/2045		1,622	1,474
5.25%, 04/15/2029		728	729
5.30%, 04/15/2047		1,071	974
5.40%, 10/01/2047		13,472	12,433
5.50%, 06/01/2027		1,013	1,019
5.75%, 04/01/2025		4,958	4,956
5.75%, 02/15/2033		6,855	6,964
5.95%, 05/15/2054		1,793	1,789
6.00%, 06/15/2048		2,044	2,032
6.10%, 12/01/2028		635	658
6.13%, 12/15/2045		800	804
6.25%, 04/15/2049		2,539	2,606
6.40%, 12/01/2030		10,803	11,403
6.55%, 12/01/2033		8,250	8,856
7.38%, 02/01/2031(1)		14,545	15,214
ENI SpA
3.88%, 01/15/2034(19)	EUR	1,318	1,438
4.75%, 09/12/2028(1)		$4,075	4,043
EnLink Midstream LLC
6.50%, 09/01/2030(1)		4,475	4,604
EQT Corp.
3.13%, 05/15/2026(1)		4,012	3,802
3.63%, 05/15/2031(1)		11,974	10,538
3.90%, 10/01/2027		7,237	6,879
5.00%, 01/15/2029		7,337	7,187
5.70%, 04/01/2028		3,755	3,790
5.75%, 02/01/2034		2,839	2,830
7.00%, 02/01/2030		8,691	9,234
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		1,793	1,542
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	14,212
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	11,813
2.95%, 01/27/2029(1)		$28,600	15,730
3.00%, 06/29/2027		10,000	6,600
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(1)		443	414

Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)		532	507
3.45%, 10/15/2027(1)		983	923
Hess Corp.
5.60%, 02/15/2041		1,237	1,261
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	292
5.38%, 04/24/2030		2,346	2,299
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042		1,843	1,573
Kinder Morgan, Inc.
5.00%, 02/01/2029		2,478	2,468
5.30%, 12/01/2034		2,039	2,005
5.40%, 02/01/2034		1,172	1,167
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		5,495	5,395
6.75%, 06/30/2030(1)(19)		8	8
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		315	285
Medco Maple Tree Pte Ltd.
8.96%, 04/27/2029(1)		226	235
NAK Naftogaz Ukraine via Kondor Finance Plc
7.13%, 07/19/2026(19)	EUR	877	570
7.63%, 11/08/2028(1)		$928	555
NGPL PipeCo LLC
3.25%, 07/15/2031(1)		6,427	5,490
4.88%, 08/15/2027(1)		7,974	7,778
7.77%, 12/15/2037(1)		2,395	2,668
Northwest Pipeline LLC
4.00%, 04/01/2027		7,925	7,694
Occidental Petroleum Corp.
6.13%, 01/01/2031		4,820	4,992
6.63%, 09/01/2030		3,910	4,143
7.50%, 05/01/2031		3,640	4,052
8.88%, 07/15/2030		2,618	3,041
Oleoducto Central SA
4.00%, 07/14/2027(19)		341	318
Ovintiv, Inc.
6.50%, 08/15/2034		11,993	12,722
6.63%, 08/15/2037		1,330	1,388
7.38%, 11/01/2031		1,182	1,295
Pertamina Persero PT
3.10%, 08/27/2030(1)		4,663	4,114
3.65%, 07/30/2029(19)		200	186
Petroleos de Venezuela SA
5.38%, 04/12/2027(8)(9)		2,052	185
5.50%, 04/12/2037(8)(9)		2,500	225
6.00%, 05/16/2024(8)(9)		2,312	209
6.00%, 11/15/2026(8)(9)		4,600	422
9.00%, 11/17/2024(8)(9)		200	20
9.75%, 05/17/2035(8)(9)		830	91
Petroleos Mexicanos
6.35%, 02/12/2048		1,646	1,050
6.50%, 03/13/2027		2,959	2,787
6.63%, 06/15/2035		1,520	1,153
6.70%, 02/16/2032		30,337	25,230
6.75%, 09/21/2047		5,451	3,626
6.88%, 08/04/2026		898	872
7.69%, 01/23/2050		1,470	1,057
Petrorio Luxembourg Trading Sarl
6.13%, 06/09/2026(1)		221	218
Pioneer Natural Resources Co.
2.15%, 01/15/2031		1,071	901
Plains All American Pipeline LP
3.55%, 12/15/2029		7,782	7,141
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030		11,638	10,664
4.30%, 01/31/2043		865	701
Puma International Financing SA
5.00%, 01/24/2026(19)		492	477
QazaqGaz NC JSC
4.38%, 09/26/2027		600	564
Reliance Industries Ltd.
4.13%, 01/28/2025		250	247
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		121	126
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)		361	367
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)		5,700	5,327
6.88%, 04/15/2040(1)		3,535	3,469
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030		6,904	6,640
5.00%, 03/15/2027		10,003	9,974
5.63%, 03/01/2025		13,742	13,730
5.88%, 06/30/2026		12,530	12,629
5.90%, 09/15/2037		4,301	4,467
Southern Gas Corridor CJSC
6.88%, 03/24/2026		1,584	1,600

Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	826
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,703
Targa Resources Corp.
4.20%, 02/01/2033	7,180	6,546
5.20%, 07/01/2027	775	774
6.13%, 03/15/2033	12,425	12,963
6.50%, 03/30/2034	21,565	23,171
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	11,605	10,445
4.88%, 02/01/2031	9,794	9,376
5.00%, 01/15/2028	6,452	6,360
5.50%, 03/01/2030	4,210	4,189
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,287
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	4,287	4,035
TMS Issuer Sarl
5.78%, 08/23/2032	3,500	3,595
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	393	348
5.75%, 09/30/2039(1)	3,056	3,052
TransCanada PipeLines Ltd.
4.63%, 03/01/2034	925	873
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	544	492
3.95%, 05/15/2050	2,662	2,104
4.00%, 03/15/2028	3,118	3,004
4.60%, 03/15/2048	3,152	2,790
7.85%, 02/01/2026	7,127	7,393
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	5,249
Variable Energi ASA
7.50%, 01/15/2028(1)	5,135	5,431
8.00%, 11/15/2032(1)	11,505	12,878
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033(1)	5,080	4,316
6.25%, 01/15/2030(1)	2,270	2,284
Venture Global LNG, Inc.
9.50%, 02/01/2029(1)	4,368	4,708
Viper Energy, Inc.
5.38%, 11/01/2027(1)	7,231	7,078
7.38%, 11/01/2031(1)	5,300	5,510
Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,656
5.25%, 02/01/2050	2,350	2,102
5.30%, 03/01/2048	5,089	4,465
5.45%, 04/01/2044	1,256	1,154
5.50%, 08/15/2048	940	831
6.15%, 04/01/2033	10,630	10,899
6.35%, 01/15/2029	7,405	7,680
Williams Companies, Inc.
2.60%, 03/15/2031	4,619	3,935
Williams Cos, Inc.
5.15%, 03/15/2034	28,655	28,396
YPF SA
9.50%, 01/17/2031(1)	878	897

Total Energy		959,121

Financials – 11.02%
AerCap Ireland Capital DAC
3.00%, 10/29/2028	50,745	45,916
3.30%, 01/30/2032	17,770	15,241
3.50%, 01/15/2025	958	942
3.65%, 07/21/2027	200	189
3.88%, 01/23/2028	9,520	9,026
5.75%, 06/06/2028	971	984
6.50%, 07/15/2025	250	252
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.40%, 10/29/2033	5,750	4,844
6.15%, 09/30/2030	8,535	8,859
AIB Group Plc
6.61% (SOFR + 2.33%), 09/13/2029(1)(2)	2,960	3,086
Air Lease Corp.
3.00%, 02/01/2030	4,635	4,097
3.13%, 12/01/2030	6,675	5,859
3.25%, 10/01/2029	1,245	1,126
3.38%, 07/01/2025	5,355	5,218
4.63%, 10/01/2028	30	29
5.85%, 12/15/2027	8,015	8,139
Aircastle Ltd.
4.13%, 05/01/2024	5,440	5,431
5.95%, 02/15/2029(1)	3,340	3,341
6.50%, 07/18/2028(1)	12,835	13,092
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	253	244
3.95%, 01/15/2028	364	349
4.70%, 07/01/2030	42	41

Alinma Tier 1 Sukuk Ltd.
6.50% (5 Year CMT Index + 2.20%), 09/06/2172(2)(19)		350	353
Alpha Star Holding VIII Ltd.
8.38%, 04/12/2027(19)		296	303
American Assets Trust LP
3.38%, 02/01/2031		10,870	8,861
American Homes 4 Rent LP
2.38%, 07/15/2031		1,690	1,373
3.38%, 07/15/2051		3,567	2,375
3.63%, 04/15/2032		2,803	2,465
4.30%, 04/15/2052		1,303	1,021
American International Group, Inc.
4.38%, 06/30/2050		776	673
4.75%, 04/01/2048		716	662
American Tower Corp.
1.88%, 10/15/2030		3,533	2,865
2.10%, 06/15/2030		13,775	11,443
2.30%, 09/15/2031		16,874	13,772
2.70%, 04/15/2031		16,433	13,911
2.90%, 01/15/2030		3,668	3,225
3.60%, 01/15/2028		710	671
3.80%, 08/15/2029		1,574	1,469
5.20%, 02/15/2029		4,200	4,198
5.25%, 07/15/2028		671	671
5.45%, 02/15/2034		7,580	7,592
5.50%, 03/15/2028		10,919	11,010
5.65%, 03/15/2033		6,855	6,962
5.80%, 11/15/2028		6,603	6,760
5.90%, 11/15/2033		18,335	18,986
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)		5,500	4,198
Antares Holdings LP
2.75%, 01/15/2027(1)		8,970	8,036
3.75%, 07/15/2027(1)		20,265	18,492
7.95%, 08/11/2028(1)		2,715	2,821
Aon Corp.
2.80%, 05/15/2030		3,500	3,083
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031		1,542	1,258
2.60%, 12/02/2031		11,889	10,003
3.90%, 02/28/2052		1,262	970
5.00%, 09/12/2032		920	912
Aon North America, Inc.
5.75%, 03/01/2054		1,965	2,015
Ares Capital Corp.
2.88%, 06/15/2028		8,315	7,411
3.20%, 11/15/2031		18,865	15,734
Arthur J Gallagher & Co.
3.05%, 03/09/2052		1,995	1,271
5.45%, 07/15/2034		3,795	3,820
5.75%, 07/15/2054		1,000	1,001
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)		246	242
Athene Global Funding
1.61%, 06/29/2026(1)		9,100	8,354
1.72%, 01/07/2025(1)		27,575	26,732
1.99%, 08/19/2028(1)		12,230	10,561
2.55%, 11/19/2030(1)		3,300	2,738
2.72%, 01/07/2029(1)		3,800	3,348
3.21%, 03/08/2027(1)		5,070	4,735
6.06% (SOFR + 0.70%), 05/24/2024(1)(2)		10,525	10,530
Athene Holding Ltd.
3.50%, 01/15/2031		1,835	1,613
4.13%, 01/12/2028		11,630	11,202
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		5,720	5,339
4.88%, 10/01/2025(1)		2,789	2,737
5.50%, 12/15/2024(1)		3,900	3,885
6.25%, 04/15/2028(1)		3,810	3,889
6.38%, 07/15/2030(1)		10,175	10,474
6.75%, 10/25/2028(1)		10,810	11,270
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		35,158	31,269
2.75%, 02/21/2028(1)		6,105	5,462
2.88%, 02/15/2025(1)		3,919	3,813
3.25%, 02/15/2027(1)		1,791	1,663
3.95%, 07/01/2024(1)		1,634	1,625
4.25%, 04/15/2026(1)		515	497
4.38%, 05/01/2026(1)		886	856
5.50%, 01/15/2026(1)		1,069	1,058
Banco Bilbao Vizcaya Argentaria SA
6.03% (1 Year CMT Index + 1.95%), 03/13/2035(2)		5,200	5,277
Banco de Sabadell SA
4.00% (1 Year Swap Rate EUR + 1.60%), 01/15/2030(2)(19)	EUR	4,000	4,373
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)		$5,395	5,374
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)		1,800	1,642
2.75%, 12/03/2030		3,200	2,645
3.49%, 05/28/2030		800	725

4.88%, 10/18/2031	EUR	5,800	6,661
5.18%, 11/19/2025		$2,400	2,373
5.74% (1 Year CMT Index + 0.45%), 06/30/2024(2)		19,200	19,188
6.53% (1 Year CMT Index + 1.65%), 11/07/2027(2)		9,500	9,744
6.61%, 11/07/2028		7,200	7,609
Bangkok Bank PCL/Hong Kong
5.50%, 09/21/2033(1)		200	201
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)		30,104	28,042
1.73% (SOFR + 0.96%), 07/22/2027(2)		40,859	37,671
1.90% (SOFR + 1.53%), 07/23/2031(2)		12,043	9,884
1.92% (SOFR + 1.37%), 10/24/2031(2)		7,009	5,711
2.09% (SOFR + 1.06%), 06/14/2029(2)		20,338	17,972
2.30% (SOFR + 1.22%), 07/21/2032(2)		7,476	6,118
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)		18,070	14,453
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031(2)		8,466	7,293
2.57% (SOFR + 1.21%), 10/20/2032(2)		4,838	4,014
2.59% (SOFR + 2.15%), 04/29/2031(2)		25,457	21,948
2.69% (SOFR + 1.32%), 04/22/2032(2)		2,354	1,993
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(2)		596	530
2.97% (SOFR + 1.33%), 02/04/2033(2)		4,788	4,072
3.85% (5 Year CMT Index + 2.00%), 03/08/2037(2)		11,670	10,317
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030(2)		1,706	1,617
4.18%, 11/25/2027		16,659	16,171
4.25%, 10/22/2026		13,040	12,751
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(2)		5,139	4,954
4.45%, 03/03/2026		855	842
4.95% (SOFR + 2.04%), 07/22/2028(2)		3,937	3,907
5.20% (SOFR + 1.63%), 04/25/2029(2)		20,100	20,119
5.29% (SOFR + 1.91%), 04/25/2034(2)		28,800	28,712
5.47% (SOFR + 1.65%), 01/23/2035(2)		15,844	15,947
5.82% (SOFR + 1.57%), 09/15/2029(2)		27,304	27,996
5.87% (SOFR + 1.84%), 09/15/2034(2)		20,417	21,176
Banque Federative du Credit Mutuel SA
3.75%, 02/03/2034(19)	EUR	2,000	2,185
4.75%, 11/10/2031(19)		1,900	2,179
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)		$25,615	23,556
2.85% (SOFR + 2.71%), 05/07/2026(2)		1,840	1,784
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)		45,920	39,380
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)		5,648	5,637
4.38%, 01/12/2026		2,670	2,619
4.38% (5 Year CMT Index + 3.41%), 12/15/2172(2)		10,985	9,005
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)		3,900	3,822
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)		1,570	1,512
5.26% (1 Year Swap Rate EUR + 2.55%), 01/29/2034(2)	EUR	6,500	7,563
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(2)		$5,000	4,986
5.69% (SOFR + 1.74%), 03/12/2030(2)		7,580	7,619
6.04% (SOFR + 2.42%), 03/12/2055(2)		200	208
6.22% (SOFR + 2.98%), 05/09/2034(2)		7,889	8,137
6.49% (SOFR + 2.22%), 09/13/2029(2)		1,893	1,968
6.69% (SOFR + 2.62%), 09/13/2034(2)		8,500	9,055
7.39% (1 Year CMT Index + 3.30%), 11/02/2028(2)		3,100	3,287
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(2)		3,900	4,332
9.63% (5 Year SOFR Swap Rate + 5.78%), 03/15/2173(2)		1,630	1,728
Barings BDC, Inc.
3.30%, 11/23/2026		6,450	5,897
BBVA Bancomer SA
1.88%, 09/18/2025(1)		6,755	6,413
Blackstone Secured Lending Fund
2.13%, 02/15/2027		21,770	19,635
Blue Owl Capital Corp.
2.63%, 01/15/2027		9,285	8,481
2.88%, 06/11/2028		21,170	18,714
Blue Owl Technology Finance Corp.
2.50%, 01/15/2027		10,635	9,443
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)		6,822	6,341
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)		17,105	15,758
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)		1,585	1,385
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)		15,155	14,033
5.18% (SOFR + 1.52%), 01/09/2030(1)(2)		16,615	16,616
5.50% (SOFR + 1.59%), 05/20/2030(1)(2)		1,800	1,804
5.74% (SOFR + 1.88%), 02/20/2035(1)(2)		22,000	22,154
BPCE SA
3.88%, 01/25/2036(19)	EUR	1,300	1,425
6.71% (SOFR + 2.27%), 10/19/2029(1)(2)		$8,600	8,997
7.00% (SOFR + 2.59%), 10/19/2034(1)(2)		56,600	61,613
Brixmor Operating Partnership LP
2.25%, 04/01/2028		925	821
3.85%, 02/01/2025		1,035	1,017
3.90%, 03/15/2027		2,430	2,332
4.05%, 07/01/2030		2,337	2,168
4.13%, 06/15/2026		1,967	1,915
4.13%, 05/15/2029		4,342	4,092
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029(1)(2)		7,400	7,550
6.84% (SOFR + 2.77%), 09/13/2034(1)(2)		15,190	16,235

CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026(8)(9)		300	24
6.00%, 07/16/2025(8)(9)		1,755	140
6.45%, 11/07/2024(8)(9)		660	53
Citigroup, Inc.
2.52% (SOFR + 1.18%), 11/03/2032(2)		5,310	4,355
2.56% (SOFR + 1.17%), 05/01/2032(2)		1,729	1,442
2.67% (SOFR + 1.15%), 01/29/2031(2)		12,421	10,765
2.98% (SOFR + 1.42%), 11/05/2030(2)		2,380	2,114
3.06% (SOFR + 1.35%), 01/25/2033(2)		6,904	5,869
3.07% (SOFR + 1.28%), 02/24/2028(2)		1,704	1,603
3.40%, 05/01/2026		1,211	1,166
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(2)		5,017	4,731
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(2)		703	668
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(2)		1,150	1,084
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(2)		165	158
4.41% (SOFR + 3.91%), 03/31/2031(2)		3,027	2,885
4.91% (SOFR + 2.09%), 05/24/2033(2)		1,108	1,068
5.17% (SOFR + 1.36%), 02/13/2030(2)		3,181	3,166
6.27% (SOFR + 2.34%), 11/17/2033(2)		7,664	8,094
CNA Financial Corp.
5.13%, 02/15/2034		2,970	2,890
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	577
5.25%, 05/30/2029		3,840	3,741
COPT Defense Properties LP
2.75%, 04/15/2031		1,555	1,283
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026(8)(9)		500	31
3.30%, 01/12/2031(8)(9)		4,895	315
3.88%, 10/22/2030(8)(9)		300	19
Credit Agricole SA
3.75%, 01/22/2034(19)	EUR	3,000	3,303
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		$21,168	19,750
4.38%, 03/17/2025(1)		1,717	1,691
6.25% (SOFR + 2.67%), 01/10/2035(1)(2)		25,415	25,832
Credit Suisse AG
2.95%, 04/09/2025		677	659
3.70%, 02/21/2025		16,169	15,892
4.75%, 08/09/2024		2,967	2,956
5.00%, 07/09/2027		6,384	6,326
7.50%, 02/15/2028		48,435	52,228
7.95%, 01/09/2025		4,468	4,542
Credit Suisse Group AG
3.63%, 09/09/2024		4,608	4,565
Crown Castle, Inc.
2.10%, 04/01/2031		5,750	4,654
2.25%, 01/15/2031		5,214	4,290
2.50%, 07/15/2031		3,047	2,521
3.10%, 11/15/2029		1,091	974
3.30%, 07/01/2030		2,756	2,449
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		4,479	4,390
Deutsche Bank AG
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(5)	EUR	800	759
2.13% (SOFR + 1.87%), 11/24/2026(2)(19)		$900	849
3.04% (SOFR + 1.72%), 05/28/2032(2)(19)		3,300	2,779
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	14,812
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	4,489
3.96% (SOFR + 2.58%), 11/26/2025(2)		6,012	5,930
5.37%, 09/09/2027		5,495	5,523
5.88% (SOFR + 5.44%), 07/08/2031(2)		1,833	1,787
6.72% (SOFR + 3.18%), 01/18/2029(2)		2,400	2,482
6.82% (SOFR + 2.51%), 11/20/2029(2)		10,160	10,621
Discover Bank
2.45%, 09/12/2024		1,310	1,291
Discover Financial Services
3.95%, 11/06/2024		6,058	5,989
DOC DR LLC
2.63%, 11/01/2031		5,885	4,848
EPR Properties
4.75%, 12/15/2026		140	135
4.95%, 04/15/2028		414	394
Equinix, Inc.
2.15%, 07/15/2030		21,526	17,839
2.50%, 05/15/2031		2,374	1,980
3.20%, 11/18/2029		10,706	9,584
3.90%, 04/15/2032		2,439	2,207
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)		1,055	961
1.80%, 03/08/2028(1)		7,665	6,749
Essential Properties LP
2.95%, 07/15/2031		2,800	2,271
Extra Space Storage LP
2.20%, 10/15/2030		4,425	3,666
2.40%, 10/15/2031		8,544	7,029
2.55%, 06/01/2031		3,085	2,561
3.88%, 12/15/2027		2,475	2,350
3.90%, 04/01/2029		4,655	4,383
5.50%, 07/01/2030		1,280	1,293

5.90%, 01/15/2031		11,835	12,244
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		3,860	3,431
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000	6,598
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000	2,220
8.63%, 05/01/2024(1)		4,480	4,485
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)		2,360	2,340
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840	5,629
3.40%, 06/15/2030		5,874	5,215
4.50%, 08/15/2028		15,455	14,933
First American Financial Corp.
2.40%, 08/15/2031		6,800	5,379
FWD Group Holdings Ltd.
8.40%, 04/05/2029(1)		3,251	3,365
Gaci First Investment Co.
5.25%, 10/13/2032		540	545
GGAM Finance Ltd.
8.00%, 02/15/2027(1)		3,050	3,149
8.00%, 06/15/2028(1)		2,697	2,817
Global Atlantic Finance Co.
3.13%, 06/15/2031(1)		2,115	1,752
4.40%, 10/15/2029(1)		1,127	1,048
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032		13,371	11,256
4.00%, 01/15/2030		12,780	11,668
4.00%, 01/15/2031		6,952	6,203
5.25%, 06/01/2025		239	237
5.30%, 01/15/2029		10,442	10,267
5.75%, 06/01/2028		14,819	14,830
6.75%, 12/01/2033		3,909	4,120
Goldman Sachs Group, Inc.
0.88%, 05/09/2029(19)	EUR	2,006	1,895
1.43% (SOFR + 0.80%), 03/09/2027(2)		$41,030	37,998
1.54% (SOFR + 0.82%), 09/10/2027(2)		13,410	12,253
1.95% (SOFR + 0.91%), 10/21/2027(2)		8,845	8,131
1.99% (SOFR + 1.09%), 01/27/2032(2)		2,032	1,644
2.38% (SOFR + 1.25%), 07/21/2032(2)		1,548	1,270
2.60%, 02/07/2030		3,049	2,669
2.62% (SOFR + 1.28%), 04/22/2032(2)		3,480	2,921
2.64% (SOFR + 1.11%), 02/24/2028(2)		1,626	1,514
2.65% (SOFR + 1.26%), 10/21/2032(2)		12,126	10,089
3.10% (SOFR + 1.41%), 02/24/2033(2)		1,408	1,204
3.27% (3 Month Term SOFR + 1.46%), 09/29/2025(2)		6,671	6,591
3.81% (3 Month Term SOFR + 1.42%), 04/23/2029(2)		1,947	1,846
4.48% (SOFR + 1.73%), 08/23/2028(2)		8,608	8,415
5.87% (SOFR + 0.51%), 09/10/2024(2)		5,165	5,168
6.48% (SOFR + 1.77%), 10/24/2029(2)		21,242	22,349
6.56% (SOFR + 1.95%), 10/24/2034(2)		11,036	12,040
Guardian Life Global Funding
1.63%, 09/16/2028(1)		5,000	4,367
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049		845	638
Healthcare Realty Holdings LP
2.00%, 03/15/2031		5,800	4,610
2.05%, 03/15/2031		1,183	912
2.40%, 03/15/2030		2,955	2,419
3.10%, 02/15/2030		4,831	4,206
3.50%, 08/01/2026		2,000	1,909
3.63%, 01/15/2028		1,092	1,008
Healthpeak OP LLC
2.88%, 01/15/2031		1,980	1,700
3.40%, 02/01/2025		160	157
3.50%, 07/15/2029		231	214
Highwoods Realty LP
4.13%, 03/15/2028		358	335
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(2)		10,490	9,653
1.65% (SOFR + 1.54%), 04/18/2026(2)		2,782	2,665
2.01% (SOFR + 1.73%), 09/22/2028(2)		10,255	9,169
2.10% (SOFR + 1.93%), 06/04/2026(2)		5,208	4,995
2.21% (SOFR + 1.29%), 08/17/2029(2)		14,870	13,032
2.36% (SOFR + 1.95%), 08/18/2031(2)		2,300	1,917
2.85% (SOFR + 2.39%), 06/04/2031(2)		34,320	29,602
2.87% (SOFR + 1.41%), 11/22/2032(2)		40,000	33,415
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(2)		13,200	12,336
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029(2)		3,200	3,105
4.86% (3 Month EURIBOR + 1.94%), 05/23/2033(2)(19)	EUR	2,176	2,501
6.16% (SOFR + 1.97%), 03/09/2029(2)		$12,000	12,329
Hudson Pacific Properties LP
3.25%, 01/15/2030		3,503	2,698
3.95%, 11/01/2027		12,563	11,130
4.65%, 04/01/2029		1,220	1,039
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029		3,235	2,758
5.25%, 05/15/2027		2,633	2,380

9.75%, 01/15/2029(1)		2,807	2,930
ING Groep NV
4.75% (3 Month EURIBOR + 1.90%), 05/23/2034(2)(19)	EUR	1,300	1,508
5.55% (SOFR + 1.77%), 03/19/2035(2)		$25,000	24,809
6.11% (SOFR + 2.09%), 09/11/2034(2)		4,225	4,387
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		21,260	16,578
2.10%, 06/15/2030		3,955	3,348
Intercorp Peru Ltd.
3.88%, 08/15/2029(1)		200	177
Intesa Sanpaolo SpA
6.63%, 06/20/2033(1)		6,140	6,371
6.63%, 06/20/2033		20,000	20,767
7.20%, 11/28/2033		1,100	1,188
7.20%, 11/28/2033(1)		17,505	18,856
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		9,736	7,736
4.15%, 04/15/2032		1,590	1,455
5.50%, 08/15/2033		4,602	4,584
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(1)		3,000	2,776
Jefferies Financial Group, Inc.
4.85%, 01/15/2027		1,500	1,488
5.88%, 07/21/2028		10,330	10,516
6.25%, 01/15/2036		1,430	1,480
6.45%, 06/08/2027		3,660	3,776
6.50%, 01/20/2043		1,125	1,177
JP Morgan Chase & Co.
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)		35,140	34,733
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)		3,799	3,516
1.47% (SOFR + 0.77%), 09/22/2027(2)		60	55
1.58% (SOFR + 0.89%), 04/22/2027(2)		23,223	21,530
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)		3,946	3,196
1.95% (SOFR + 1.07%), 02/04/2032(2)		5,064	4,126
2.07% (SOFR + 1.02%), 06/01/2029(2)		2,990	2,652
2.18% (SOFR + 1.89%), 06/01/2028(2)		2,402	2,197
2.52% (SOFR + 2.04%), 04/22/2031(2)		13,298	11,493
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(2)		12,033	10,173
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030(2)		13,536	11,987
2.95% (SOFR + 1.17%), 02/24/2028(2)		7,115	6,685
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031(2)		4,470	3,907
2.96% (SOFR + 1.26%), 01/25/2033(2)		21,298	18,185
4.49% (3 Month Term SOFR + 3.79%), 03/24/2031(2)		13,825	13,366
5.01% (SOFR + 1.31%), 01/23/2030(2)		10,877	10,832
5.30% (SOFR + 1.45%), 07/24/2029(2)		662	667
5.34% (SOFR + 1.62%), 01/23/2035(2)		3,709	3,723
6.25% (SOFR + 1.81%), 10/23/2034(2)		12,300	13,141
JPMorgan Chase & Co.
0.82% (3 Month Term SOFR + 0.54%), 06/01/2025(2)		5,635	5,586
4.46% (3 Month EURIBOR + 1.28%), 11/13/2031(2)(19)	EUR	3,970	4,527
6.09% (SOFR + 1.57%), 10/23/2029(2)		$22,600	23,495
KBC Group NV
6.32% (1 Year CMT Index + 2.05%), 09/21/2034(1)(2)		4,600	4,824
KeyCorp
6.40% (SOFR + 2.42%), 03/06/2035(2)		990	1,011
Kilroy Realty LP
2.65%, 11/15/2033		120	89
Kimco Realty OP LLC
3.25%, 08/15/2026		1,665	1,578
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)		7,520	6,924
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)		128	120
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)		1,675	1,666
4.45%, 05/08/2025		3,665	3,620
5.68% (1 Year CMT Index + 1.75%), 01/05/2035(2)		8,500	8,550
Logan Group Co. Ltd.
4.25%, 07/12/2025(8)(9)		2,205	194
4.85%, 12/14/2026(8)(9)		2,995	285
LSEGA Financing Plc
2.00%, 04/06/2028(1)		6,811	6,081
LXP Industrial Trust
2.38%, 10/01/2031		2,050	1,636
Marsh & McLennan Companies, Inc.
5.70%, 09/15/2053		1,889	1,961
5.75%, 11/01/2032		2,000	2,098
MDGH GMTN RSC Ltd.
4.38%, 11/22/2033(1)		200	190
Metropolitan Life Global Funding I
5.15%, 03/28/2033(1)		5,610	5,616
Morgan Stanley
0.00%, 04/02/2032(3)(19)		14,800	9,273
0.50% (3 Month EURIBOR + 0.87%), 10/26/2029(2)(5)	EUR	150	141
1.16% (SOFR + 0.56%), 10/21/2025(2)		$29,255	28,485
1.51% (SOFR + 0.86%), 07/20/2027(2)		3,292	3,021
1.59% (SOFR + 0.88%), 05/04/2027(2)		12,593	11,648
1.79% (SOFR + 1.03%), 02/13/2032(2)		8,224	6,574
1.93% (SOFR + 1.02%), 04/28/2032(2)		4,184	3,358
2.24% (SOFR + 1.18%), 07/21/2032(2)		34,050	27,815
2.48% (SOFR + 1.00%), 01/21/2028(2)		24,470	22,763

2.48% (SOFR + 1.36%), 09/16/2036(2)		21,546	17,040
2.70% (SOFR + 1.14%), 01/22/2031(2)		16,014	13,991
2.94% (SOFR + 1.29%), 01/21/2033(2)		3	3
3.22% (SOFR + 1.49%), 04/22/2042(2)		751	574
3.62% (SOFR + 3.12%), 04/01/2031(2)		1,800	1,651
3.95%, 04/23/2027		4,664	4,503
4.66% (3 Month EURIBOR + 1.30%), 03/02/2029(2)	EUR	113	126
4.89% (SOFR + 2.08%), 07/20/2033(2)		$670	650
5.12% (SOFR + 1.73%), 02/01/2029(2)		12,000	11,971
5.16% (SOFR + 1.59%), 04/20/2029(2)		18,285	18,270
5.25% (SOFR + 1.87%), 04/21/2034(2)		5,366	5,324
5.42% (SOFR + 1.88%), 07/21/2034(2)		16,905	16,957
5.45% (SOFR + 1.63%), 07/20/2029(2)		2,443	2,464
5.47% (SOFR + 1.73%), 01/18/2035(2)		9,764	9,851
5.94% (5 Year CMT Index + 1.80%), 02/07/2039(2)		32,485	32,289
5.95% (5 Year CMT Index + 2.43%), 01/19/2038(2)		2,945	2,951
6.41% (SOFR + 1.83%), 11/01/2029(2)		10,275	10,774
6.63% (SOFR + 2.05%), 11/01/2034(2)		2,585	2,828
Nasdaq, Inc.
5.55%, 02/15/2034		7,231	7,353
6.10%, 06/28/2063		2,357	2,513
National General Holdings Corp.
6.75%, 05/15/2024(1)		12,910	12,898
Nationwide Building Society
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650	5,229
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600	8,230
Nationwide Mutual Insurance Co.
7.88% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		6,180	6,181
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)		12,170	11,189
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)		4,390	4,181
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)		2,900	2,838
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)		6,600	6,485
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)		8,815	8,821
5.78% (1 Year CMT Index + 1.50%), 03/01/2035(2)		26,200	26,565
5.81% (1 Year CMT Index + 1.95%), 09/13/2029(2)		11,800	11,981
New York Life Global Funding
2.35%, 07/14/2026(1)		1,000	944
New York Life Insurance Co.
3.75%, 05/15/2050(1)		2,736	2,103
NNN REIT, Inc.
3.10%, 04/15/2050		1,139	747
3.50%, 04/15/2051		1,284	929
4.80%, 10/15/2048		1,354	1,181
Nomura Holdings, Inc.
2.17%, 07/14/2028		19,200	16,895
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)		2,420	1,732
Old Republic International Corp.
3.88%, 08/26/2026		5,155	4,983
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(2)		6,173	5,980
6.04% (SOFR + 2.14%), 10/28/2033(2)		7,390	7,640
6.88% (SOFR + 2.28%), 10/20/2034(2)		7,655	8,382
Prologis LP
1.25%, 10/15/2030		670	537
1.75%, 07/01/2030		624	518
3.05%, 03/01/2050		965	660
5.13%, 01/15/2034		1,335	1,341
Realty Income Corp.
2.20%, 06/15/2028		1,212	1,083
3.10%, 12/15/2029		2,106	1,912
3.20%, 02/15/2031		1,508	1,337
3.40%, 01/15/2028		3,938	3,716
3.95%, 08/15/2027		4,030	3,906
Regency Centers LP
3.70%, 06/15/2030		1,359	1,253
4.13%, 03/15/2028		970	934
Rexford Industrial Realty LP
2.15%, 09/01/2031		1,135	909
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)		8,290	7,659
3.63%, 03/01/2029		4,385	3,944
3.88%, 03/01/2031(1)		29,710	25,883
4.00%, 10/15/2033(1)		29,285	24,807
Santander Holdings USA, Inc.
3.50%, 06/07/2024		50	50
6.17% (SOFR + 2.50%), 01/09/2030(2)		1,721	1,737
Santander UK Group Holdings Plc
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		6,242	5,880
1.67% (SOFR + 0.99%), 06/14/2027(2)		11,405	10,433
2.47% (SOFR + 1.22%), 01/11/2028(2)		800	735
2.90% (SOFR + 1.48%), 03/15/2032(2)		24,900	21,186
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990	4,692
6.53% (SOFR + 2.60%), 01/10/2029(2)		13,600	14,059
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		1,300	65
Shimao Group Holdings Ltd.
3.45%, 01/11/2031(8)(9)		5,645	198

4.60%, 07/13/2030(8)(9)		400	13
4.75%, 07/03/2024(8)(9)		4,359	104
5.20%, 01/16/2027(8)(9)		4,595	143
5.60%, 07/15/2026(8)(9)		3,025	82
6.13%, 02/21/2025(8)(9)		1,275	53
Simon Property Group LP
2.65%, 07/15/2030		3,540	3,092
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029(8)(9)		1,725	131
4.75%, 01/14/2030(8)(9)		3,305	235
SiriusPoint Ltd.
4.60%, 11/01/2026(1)		2,520	2,407
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	8,548
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	6,529
4.25%, 04/14/2025(1)		2,340	2,294
4.75%, 11/24/2025(1)		9,285	9,105
6.07% (1 Year CMT Index + 2.10%), 01/19/2035(1)(2)		14,260	14,345
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(2)		19,000	19,916
SoFi Personal Loan Trust
0.00%(18)		56	2,797
Standard Chartered Plc
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	42,791
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	34,617
7.02% (1 Year CMT Index + 2.20%), 02/08/2030(1)(2)		800	847
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	12,231
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(3)	EUR	3,876	4,427
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026		$13,915	13,962
6.60% (5 Year CMT Index + 2.28%), 06/05/2172(2)		3,688	3,693
Sunac China Holdings Ltd.
6.00%, 09/30/2025(1)(7)		26	3
6.25%, 09/30/2026(1)(7)		25	3
6.50%, 09/30/2027(1)(7)		51	4
6.75%, 09/30/2028(1)(7)		76	5
7.00%, 09/30/2029(1)(7)		76	5
7.25%, 09/30/2030(1)(7)		36	2
Synchrony Financial
4.25%, 08/15/2024		5,145	5,112
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		3,665	2,568
4.27%, 05/15/2047(1)		515	427
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,405
4.90%, 09/15/2044(1)		1,505	1,380
Times China Holdings Ltd.
5.75%, 01/14/2027(8)(9)		5,214	137
6.20%, 03/22/2026(8)(9)		1,950	51
6.75%, 07/08/2025(8)(9)		1,715	36
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034(2)		10,996	10,441
5.84% (SOFR + 2.26%), 06/12/2034(2)		2,535	2,584
5.85% (SOFR + 2.09%), 10/21/2033(2)		8,795	8,967
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		10,300	9,508
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		1,780	1,707
2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(2)		2,211	1,806
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		14,794	12,583
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		540	511
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		33,164	30,793
5.70% (1 Year CMT Index + 1.77%), 02/08/2035(1)(2)		25,571	25,700
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(2)		823	826
5.96% (1 Year CMT Index + 2.20%), 01/12/2034(1)(2)		13,100	13,440
6.25% (1 Year CMT Index + 1.80%), 09/22/2029(1)(2)		3,300	3,405
6.30% (1 Year CMT Index + 2.00%), 09/22/2034(1)(2)		9,149	9,577
6.37% (SOFR + 3.34%), 07/15/2026(1)(2)		12,745	12,834
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		11,390	11,726
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		23,550	24,829
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029(2)(19)	EUR	3,506	4,313
9.02% (SOFR + 5.02%), 11/15/2033(1)(2)		$7,376	8,950
9.25% (5 Year CMT Index + 4.76%), 05/13/2172(1)(2)		650	734
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		6,036	5,571
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,476
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,812
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028(1)		1,671	1,732
US Bancorp
5.68% (SOFR + 1.86%), 01/23/2035(2)		910	919
VICI Properties LP
4.75%, 02/15/2028		1,906	1,859
4.95%, 02/15/2030		2,792	2,700
5.13%, 05/15/2032		4,821	4,611
5.63%, 05/15/2052		4,944	4,582
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025(1)		400	391
3.75%, 02/15/2027(1)		2,199	2,084
3.88%, 02/15/2029(1)		14,483	13,330

4.13%, 08/15/2030(1)		3,769	3,427
4.25%, 12/01/2026(1)		21,503	20,674
4.50%, 09/01/2026(1)		13,605	13,196
4.50%, 01/15/2028(1)		9,322	8,931
4.63%, 06/15/2025(1)		8,520	8,389
4.63%, 12/01/2029(1)		10,480	9,911
5.75%, 02/01/2027(1)		7,825	7,815
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)(8)(9)		38	6
Wells Fargo & Co.
0.63%, 03/25/2030(19)	EUR	1,318	1,197
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(2)		$5,275	5,117
2.39% (SOFR + 2.10%), 06/02/2028(2)		12,269	11,230
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(2)		10,203	8,795
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		16,770	14,825
3.20% (3 Month Term SOFR + 1.43%), 06/17/2027(2)		5,739	5,480
3.35% (SOFR + 1.50%), 03/02/2033(2)		24,252	21,042
3.53% (SOFR + 1.51%), 03/24/2028(2)		15,925	15,157
4.30%, 07/22/2027		1,344	1,309
4.48% (3 Month Term SOFR + 4.03%), 04/04/2031(2)		1,800	1,724
4.90% (SOFR + 2.10%), 07/25/2033(2)		4,570	4,404
5.20% (SOFR + 1.50%), 01/23/2030(2)		5,304	5,293
5.39% (SOFR + 2.02%), 04/24/2034(2)		5,840	5,804
5.50% (SOFR + 1.78%), 01/23/2035(2)		4,652	4,663
5.56% (SOFR + 1.99%), 07/25/2034(2)		8,438	8,471
5.57% (SOFR + 1.74%), 07/25/2029(2)		12,684	12,834
6.30% (SOFR + 1.79%), 10/23/2029(2)		2,719	2,832
6.49% (SOFR + 2.06%), 10/23/2034(2)		26,073	27,965
Wells Fargo Bank N.A.
5.45%, 08/07/2026		2,316	2,332
Welltower OP LLC
4.00%, 06/01/2025		4,690	4,610
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,097
Willis North America, Inc.
5.35%, 05/15/2033		11,130	11,076

Total Financials			3,735,255

Industrials – 1.53%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061(1)		200	146
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/2029(1)		400	405
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	11,824
5.63%, 05/26/2033		640	657
Amphenol Corp.
2.20%, 09/15/2031		2,410	1,995
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026(1)		1,665	1,506
5.25%, 08/15/2027(1)		445	280
5.25%, 08/15/2027(1)		9,556	6,020
Artera Services LLC
8.50%, 02/15/2031(1)		825	846
Avnet, Inc.
5.50%, 06/01/2032		4,320	4,179
BAE Systems Plc
3.40%, 04/15/2030(1)		12,707	11,589
5.25%, 03/26/2031(1)		3,365	3,379
5.30%, 03/26/2034(1)		22,040	22,149
Berry Global, Inc.
1.57%, 01/15/2026		1,353	1,265
1.65%, 01/15/2027		2,340	2,124
4.88%, 07/15/2026(1)		18,610	18,238
5.50%, 04/15/2028		1,657	1,668
Boeing Co.
3.63%, 02/01/2031		9,744	8,576
3.83%, 03/01/2059		840	558
3.95%, 08/01/2059		2,866	1,961
4.88%, 05/01/2025		3,005	2,972
5.15%, 05/01/2030		7,800	7,547
5.71%, 05/01/2040		11,584	11,088
5.81%, 05/01/2050		25,890	24,494
5.93%, 05/01/2060		3,434	3,219
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052		1,891	1,238
3.05%, 02/15/2051		1,732	1,189
4.05%, 06/15/2048		1,359	1,132
Carrier Global Corp.
5.90%, 03/15/2034		2,910	3,058
Cemex SAB de CV
3.88%, 07/11/2031(1)		24,365	21,587
5.13% (5 Year CMT Index + 4.53%), 09/08/2172(1)(2)		5,670	5,480
5.20%, 09/17/2030(1)		8,900	8,603
5.45%, 11/19/2029(1)		3,460	3,408
CNH Industrial Capital LLC
5.45%, 10/14/2025		915	917
Embraer Netherlands Finance BV
7.00%, 07/28/2030(1)		12,105	12,676

Flex Ltd.
6.00%, 01/15/2028		4,845	4,928
GATX Corp.
5.45%, 09/15/2033		12,945	12,875
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028		4,953	4,325
3.48%, 12/01/2027		4,395	4,128
4.20%, 05/01/2030		3,472	3,255
IHS Holding Ltd.
6.25%, 11/29/2028(1)		200	175
Ingersoll Rand, Inc.
5.70%, 08/14/2033		17,070	17,511
Jabil, Inc.
1.70%, 04/15/2026		4,870	4,521
3.00%, 01/15/2031		2,470	2,115
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028		15,265	15,778
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800	5,167
L3Harris Technologies, Inc.
1.80%, 01/15/2031		4,130	3,353
2.90%, 12/15/2029		1,544	1,374
4.40%, 06/15/2028		812	790
4.40%, 06/15/2028		3,095	3,010
5.25%, 06/01/2031		5,100	5,091
5.35%, 06/01/2034		6,070	6,070
5.40%, 07/31/2033		9,488	9,548
Lockheed Martin Corp.
3.60%, 03/01/2035		2,280	2,019
Nordson Corp.
5.60%, 09/15/2028		1,980	2,017
5.80%, 09/15/2033		2,660	2,777
Norfolk Southern Corp.
3.40%, 11/01/2049		815	597
4.05%, 08/15/2052		2,331	1,865
Northrop Grumman Corp.
4.70%, 03/15/2033		1,731	1,690
4.95%, 03/15/2053		701	659
OT Merger Corp.
7.88%, 10/15/2029(1)		4,250	3,035
Otis Worldwide Corp.
5.25%, 08/16/2028		1,979	2,005
Republic Services, Inc.
2.38%, 03/15/2033		819	663
5.00%, 12/15/2033		983	976
Rolls-Royce Plc
5.75%, 10/15/2027	GBP	1,225	1,562
5.75%, 10/15/2027(1)		$13,800	13,838
RTX Corp.
2.25%, 07/01/2030		791	675
2.38%, 03/15/2032		2,170	1,788
2.82%, 09/01/2051		3,468	2,206
3.13%, 07/01/2050		959	655
4.13%, 11/16/2028		12,775	12,357
5.15%, 02/27/2033		18,259	18,294
5.75%, 01/15/2029		4,162	4,307
6.10%, 03/15/2034		23,407	25,016
6.70%, 08/01/2028		1,393	1,489
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031(1)		1,142	1,187
Sensata Technologies BV
5.88%, 09/01/2030(1)		630	616
Sensata Technologies, Inc.
3.75%, 02/15/2031(1)		4,275	3,698
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031(1)		689	580
SMBC Aviation Capital Finance DAC
5.45%, 05/03/2028(1)		9,005	9,030
Smurfit Kappa Treasury ULC
5.44%, 04/03/2034(1)(4)		1,765	1,766
TD SYNNEX Corp.
1.75%, 08/09/2026		10,725	9,804
Textron, Inc.
3.00%, 06/01/2030		24,404	21,531
6.10%, 11/15/2033		11,935	12,512
Trimble, Inc.
6.10%, 03/15/2033		13,375	13,973
Union Pacific Corp.
3.84%, 03/20/2060		3,621	2,780
3.85%, 02/14/2072		1,667	1,243
Veralto Corp.
5.45%, 09/18/2033(1)		21,715	21,983
Waste Management, Inc.
4.88%, 02/15/2034		2,162	2,147
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)		2,320	2,285
WRKCo, Inc.
3.75%, 03/15/2025		815	801
4.00%, 03/15/2028		1,325	1,273

Total Industrials			519,686

Technology – 1.36%
Amdocs Ltd.
2.54%, 06/15/2030	7,803	6,683
Broadcom, Inc.
2.45%, 02/15/2031(1)	22,360	18,850
2.60%, 02/15/2033(1)	7,814	6,346
3.14%, 11/15/2035(1)	15,634	12,631
3.42%, 04/15/2033(1)	8,970	7,776
3.47%, 04/15/2034(1)	12,940	11,088
4.15%, 11/15/2030	8,850	8,368
4.15%, 04/15/2032(1)	7,781	7,219
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	3,325	3,088
3.25%, 02/15/2029	8,825	7,990
3.28%, 12/01/2028	8,015	7,305
3.57%, 12/01/2031	48,160	42,340
4.25%, 04/01/2028	4,540	4,345
CGI, Inc.
2.30%, 09/14/2031	14,300	11,512
Constellation Software, Inc./Canada
5.16%, 02/16/2029(1)	17,695	17,676
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	7,264	7,219
Entegris, Inc.
4.75%, 04/15/2029(1)	19,155	18,357
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 04/15/2026(1)(7)	190	30
Fiserv, Inc.
5.63%, 08/21/2033	23,565	24,074
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	2,214	2,233
Intel Corp.
3.05%, 08/12/2051	1,006	678
5.05%, 08/05/2062	716	673
5.15%, 02/21/2034	897	899
KLA Corp.
3.30%, 03/01/2050	882	647
4.95%, 07/15/2052	698	673
5.00%, 03/15/2049	2,125	2,064
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,306
4.38%, 05/15/2030	1,685	1,597
5.75%, 03/15/2033	19,240	19,724
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	5,072
2.95%, 04/15/2031	4,805	4,151
5.95%, 09/15/2033	1,325	1,373
Microchip Technology, Inc.
5.05%, 03/15/2029	16,160	16,162
Micron Technology, Inc.
4.19%, 02/15/2027	5,359	5,222
4.66%, 02/15/2030	15,005	14,657
5.30%, 01/15/2031	2,280	2,293
5.33%, 02/06/2029	6,490	6,549
5.88%, 02/09/2033	10,870	11,248
5.88%, 09/15/2033	33,485	34,716
6.75%, 11/01/2029	3,435	3,687
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	2,270	1,901
Open Text Corp.
6.90%, 12/01/2027(1)	13,365	13,819
Oracle Corp.
2.80%, 04/01/2027	2,410	2,260
3.60%, 04/01/2040	926	730
3.60%, 04/01/2050	16,993	12,277
3.80%, 11/15/2037	1,467	1,230
3.95%, 03/25/2051	6,220	4,739
4.00%, 07/15/2046	4,908	3,866
4.00%, 11/15/2047	4,860	3,794
4.13%, 05/15/2045	1,600	1,292
4.50%, 07/08/2044	6,477	5,537
6.15%, 11/09/2029	8,005	8,437
6.50%, 04/15/2038	6,215	6,755
6.90%, 11/09/2052	1,530	1,760
Seagate HDD Cayman
4.09%, 06/01/2029	365	337
9.63%, 12/01/2032	746	850
SK Hynix, Inc.
6.38%, 01/17/2028(1)	2,810	2,891
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,241
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,338
Texas Instruments, Inc.
2.70%, 09/15/2051	996	649
4.10%, 08/16/2052	1,583	1,343
TSMC Global Ltd.
1.00%, 09/28/2027(1)	661	578

VMware LLC
2.20%, 08/15/2031		12,716	10,348
Western Digital Corp.
2.85%, 02/01/2029		4,080	3,550
4.75%, 02/15/2026		8,800	8,597

Total Technology			460,640

Utilities – 1.96%
AEP Texas, Inc.
3.45%, 05/15/2051		956	655
3.80%, 10/01/2047		1,757	1,313
3.95%, 06/01/2028		3,120	2,977
4.70%, 05/15/2032		675	644
5.40%, 06/01/2033		655	654
AEP Transmission Co. LLC
2.75%, 08/15/2051		1,644	1,034
3.15%, 09/15/2049		1,098	755
3.65%, 04/01/2050		1,667	1,264
3.75%, 12/01/2047		900	695
3.80%, 06/15/2049		1,494	1,162
5.15%, 04/01/2034		7,165	7,140
5.40%, 03/15/2053		1,482	1,475
AES Corp.
2.45%, 01/15/2031		4,485	3,669
3.95%, 07/15/2030(1)		2,040	1,855
Alabama Power Co.
3.75%, 03/01/2045		2,245	1,779
3.85%, 12/01/2042		795	652
4.15%, 08/15/2044		1,521	1,283
4.30%, 07/15/2048		1,561	1,327
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)		4,480	4,456
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)		925	841
Ameren Illinois Co.
3.25%, 03/15/2050		1,107	787
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)		12,479	10,331
Arizona Public Service Co.
3.35%, 05/15/2050		3,522	2,419
Atmos Energy Corp.
3.38%, 09/15/2049		844	614
4.13%, 03/15/2049		778	648
Baltimore Gas & Electric Co.
2.90%, 06/15/2050		2,353	1,543
3.20%, 09/15/2049		1,792	1,235
3.75%, 08/15/2047		1,765	1,370
4.55%, 06/01/2052		1,960	1,711
5.40%, 06/01/2053		4,225	4,202
Black Hills Corp.
4.35%, 05/01/2033		6,250	5,711
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/2031		789	669
3.60%, 03/01/2052		1,205	915
5.15%, 03/01/2034		6,240	6,285
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028		1,493	1,508
Cleco Power LLC
6.00%, 12/01/2040		1,000	998
Coentreprise de Transport d’Electricite SA
3.75%, 01/17/2036(19)	EUR	2,800	3,053
Consolidated Edison Co. of New York, Inc.
3.95%, 03/01/2043		$969	803
4.50%, 12/01/2045		755	662
Consumers Energy Co.
3.75%, 02/15/2050		2,914	2,313
3.95%, 07/15/2047		1,001	833
4.63%, 05/15/2033		7,161	6,970
Dominion Energy South Carolina, Inc.
6.25%, 10/15/2053		915	1,024
DTE Electric Co.
2.95%, 03/01/2050		1,003	675
3.25%, 04/01/2051		1,541	1,078
Duke Energy Carolinas LLC
2.55%, 04/15/2031		3,610	3,117
2.85%, 03/15/2032		1,781	1,528
3.45%, 04/15/2051		3,353	2,429
3.70%, 12/01/2047		4,035	3,060
3.88%, 03/15/2046		4,803	3,796
3.95%, 03/15/2048		1,542	1,229
4.25%, 12/15/2041		1,650	1,421
Duke Energy Corp.
3.85%, 06/15/2034	EUR	666	711
Duke Energy Florida LLC
1.75%, 06/15/2030		$2,724	2,263
3.00%, 12/15/2051		1,918	1,258
5.88%, 11/15/2033		2,340	2,472
5.95%, 11/15/2052		4,424	4,699
Duke Energy Ohio, Inc.
4.30%, 02/01/2049		831	692

Duke Energy Progress LLC
2.50%, 08/15/2050		1,900	1,142
3.45%, 03/15/2029		2,790	2,625
3.60%, 09/15/2047		1,135	847
4.00%, 04/01/2052		823	653
4.10%, 03/15/2043		900	750
4.20%, 08/15/2045		1,000	833
5.10%, 03/15/2034		6,105	6,102
5.35%, 03/15/2053		3,750	3,658
East Ohio Gas Co.
2.00%, 06/15/2030(1)		12,595	10,344
Edison International
4.70%, 08/15/2025		777	767
4.95%, 04/15/2025		652	647
5.25%, 11/15/2028		2,089	2,082
5.75%, 06/15/2027		3,528	3,574
6.95%, 11/15/2029		4,135	4,430
EDP Servicios Financieros Espana SA
3.50%, 07/16/2030(19)	EUR	4,000	4,310
Electricite de France SA
4.25%, 01/25/2032(19)		1,300	1,454
Elia Transmission Belgium SA
3.75%, 01/16/2036(19)		2,800	3,052
EnBW International Finance BV
3.85%, 05/23/2030(19)		432	478
Enel Finance International NV
1.88%, 07/12/2028(1)		$519	455
2.25%, 07/12/2031(1)		496	402
3.50%, 04/06/2028(1)		1,505	1,418
Entergy Arkansas LLC
3.35%, 06/15/2052		847	588
Entergy Louisiana LLC
5.70%, 03/15/2054		3,430	3,488
Evergy Metro, Inc.
4.95%, 04/15/2033		5,000	4,915
Eversource Energy
4.60%, 07/01/2027		9,315	9,155
5.45%, 03/01/2028		3,322	3,363
5.95%, 02/01/2029		9,000	9,287
FirstEnergy Corp.
3.40%, 03/01/2050		2,515	1,734
FirstEnergy Pennsylvania Electric Co.
4.00%, 04/15/2025(1)		4,000	3,897
4.30%, 01/15/2029(1)		5,000	4,824
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)		16,876	15,383
4.35%, 01/15/2025(1)		2,000	1,976
4.55%, 04/01/2049(1)		3,183	2,693
Florida Power & Light Co.
3.15%, 10/01/2049		1,466	1,032
3.99%, 03/01/2049		4,715	3,879
Generacion Mediterranea SA / Central Termica Roca SA
9.88%, 12/01/2027(1)		118	108
Georgia Power Co.
4.70%, 05/15/2032		1,304	1,274
4.95%, 05/17/2033		1,494	1,473
IPALCO Enterprises, Inc.
4.25%, 05/01/2030		1,245	1,158
ITC Holdings Corp.
3.25%, 06/30/2026		2,000	1,915
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)		2,000	1,662
4.30%, 01/15/2026(1)		2,000	1,954
4.70%, 04/01/2024(1)		150	150
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)		4,500	4,199
5.99%, 03/06/2033(1)		12,840	13,012
MidAmerican Energy Co.
3.15%, 04/15/2050		980	683
5.30%, 02/01/2055		2,421	2,395
5.85%, 09/15/2054		1,292	1,379
Mong Duong Finance Holdings BV
5.13%, 05/07/2029		277	264
National Grid North America, Inc.
4.67%, 09/12/2033(19)	EUR	2,900	3,323
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030		$4,105	3,495
NiSource, Inc.
3.49%, 05/15/2027		3,376	3,220
5.25%, 03/30/2028		1,386	1,396
5.40%, 06/30/2033		709	715
Northern States Power Co.
3.60%, 05/15/2046		1,894	1,446
3.60%, 09/15/2047		1,800	1,362
4.00%, 08/15/2045		1,000	812
NPC Ukrenergo
6.88%, 11/09/2028		400	149
NRG Energy, Inc.
4.45%, 06/15/2029(1)		5,885	5,563

Ohio Power Co.
1.63%, 01/15/2031	2,390	1,907
2.60%, 04/01/2030	770	670
2.90%, 10/01/2051	6,998	4,493
5.00%, 06/01/2033	2,672	2,622
ONE Gas, Inc.
5.10%, 04/01/2029	1,383	1,392
Pacific Gas & Electric Co.
2.10%, 08/01/2027	19,308	17,385
2.50%, 02/01/2031	15,565	12,944
2.95%, 03/01/2026	4,765	4,549
3.00%, 06/15/2028	13,949	12,741
3.15%, 01/01/2026	6,569	6,315
3.25%, 06/01/2031	11,300	9,812
3.30%, 03/15/2027	2,052	1,943
3.30%, 12/01/2027	3,700	3,438
3.40%, 08/15/2024	2,476	2,449
3.45%, 07/01/2025	7,760	7,548
3.50%, 06/15/2025	10,754	10,476
3.50%, 08/01/2050	7,194	4,915
3.75%, 07/01/2028	18,444	17,262
3.75%, 08/15/2042	1,420	1,055
4.00%, 12/01/2046	14,097	10,564
4.20%, 03/01/2029	4,334	4,113
4.25%, 03/15/2046	409	320
4.30%, 03/15/2045	3,980	3,145
4.40%, 03/01/2032	11,850	10,917
4.45%, 04/15/2042	6,467	5,298
4.50%, 12/15/2041	3,353	2,694
4.55%, 07/01/2030	40,402	38,404
4.60%, 06/15/2043	1,248	1,042
4.65%, 08/01/2028	100	97
4.75%, 02/15/2044	6,234	5,259
4.95%, 07/01/2050	787	677
5.25%, 03/01/2052	5,800	5,176
5.45%, 06/15/2027	3,084	3,093
5.90%, 06/15/2032	7,090	7,211
6.70%, 04/01/2053	1,375	1,488
PacifiCorp
5.80%, 01/15/2055	2,800	2,760
PECO Energy Co.
2.80%, 06/15/2050	1,289	843
2.85%, 09/15/2051	2,757	1,780
3.00%, 09/15/2049	822	562
3.05%, 03/15/2051	1,044	711
3.90%, 03/01/2048	2,582	2,093
4.38%, 08/15/2052	763	662
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	2,270	2,144
4.45%, 12/01/2047	12,000	10,798
4.67%, 12/01/2051	200	185
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,065	10,175
4.10%, 09/18/2034	40	36
5.05%, 05/15/2052	4,100	3,741
Promigas SA ESP
3.75%, 10/16/2029(1)	305	269
Public Service Co. of Colorado
5.25%, 04/01/2053	8,000	7,595
Public Service Co. of New Hampshire
5.15%, 01/15/2053	2,426	2,372
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000	6,832
Public Service Electric & Gas Co.
2.05%, 08/01/2050	1,184	671
3.15%, 01/01/2050	1,066	759
3.60%, 12/01/2047	1,035	806
5.45%, 08/01/2053	1,143	1,174
5.45%, 03/01/2054	3,899	4,020
San Diego Gas & Electric Co.
3.32%, 04/15/2050	1,686	1,194
5.35%, 04/01/2053	2,587	2,548
Southern California Edison Co.
2.25%, 06/01/2030	4,564	3,878
2.50%, 06/01/2031	1,876	1,583
4.20%, 03/01/2029	2,973	2,866
5.20%, 06/01/2034	2,765	2,737
5.35%, 07/15/2035	1,133	1,131
5.65%, 10/01/2028	4,559	4,690
5.95%, 11/01/2032	4,695	4,923
6.00%, 01/15/2034	1,587	1,678
Southern Co.
5.70%, 03/15/2034	12,875	13,279
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915	1,592
5.75%, 09/15/2033	3,460	3,582
5.88%, 03/15/2041	7,873	7,953
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000	9,589
5.30%, 04/01/2033	9,900	9,781

Terna—Rete Elettrica Nazionale
3.50%, 01/17/2031(19)	EUR	2,800	3,017
Tucson Electric Power Co.
3.05%, 03/15/2025		$3,000	2,931
Union Electric Co.
5.45%, 03/15/2053		1,068	1,058
Virginia Electric & Power Co.
2.95%, 11/15/2051		1,018	659
4.00%, 01/15/2043		936	775
4.45%, 02/15/2044		1,727	1,508
Wisconsin Power & Light Co.
5.38%, 03/30/2034		4,610	4,641

Total Utilities			664,001

Total Corporate Bonds (Cost: $9,670,567)			9,228,834

Convertible Securities – 0.26%

Communications – 0.09%
DISH Network Corp.
0.00%, 12/15/2025		2,700	1,971
3.38%, 08/15/2026		25,080	15,612
Etsy, Inc.
0.13%, 09/01/2027		4,520	3,783
0.25%, 06/15/2028		10,635	8,375
Uber Technologies, Inc.
0.00%, 12/15/2025		995	1,117

Total Communications			30,858

Consumer, Cyclical – 0.04%
Carnival Corp.
5.75%, 12/01/2027		2,380	3,582
Southwest Airlines Co.
1.25%, 05/01/2025		9,225	9,336

Total Consumer, Cyclical			12,918

Consumer, Non-cyclical – 0.09%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		10,090	9,907
1.25%, 05/15/2027		8,650	8,531
Teladoc Health, Inc.
1.25%, 06/01/2027		13,590	11,450

Total Consumer, Non-cyclical			29,888

Financials – 0.00%(10)
Sunac China Holdings Ltd.
1.00%, 09/30/2032(1)(7)		77	5

Total Financials			5

Utilities – 0.04%
PPL Capital Funding, Inc.
2.88%, 03/15/2028		14,505	13,881

Total Utilities			13,881

Total Convertible Securities (Cost: $99,623)			87,550

Government Related – 23.64%
Other Government Related – 3.10%
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,083
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,418
Angolan Government International Bond
8.75%, 04/14/2032(1)		365	335
Argentina Treasury Bond BONCER
0.00%, 06/30/2025	ARS	907,018	1,608
4.00%, 10/14/2024		73,971	400
Argentine Republic Government International Bond
0.75%, 07/09/2030(3)		$19,784	10,373
1.00%, 07/09/2029		1,493	804
3.50%, 07/09/2041(3)		18,718	7,545
3.63%, 07/09/2035(3)		5,149	2,137
3.63%, 07/09/2046(3)		115	52
4.25%, 01/09/2038(3)		676	314
Australia Government Bond
2.75%, 11/21/2028	AUD	18,480	11,601
Bahrain Government International Bond
7.50%, 09/20/2047(19)		$200	191
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028(1)		200	208
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	3,391
Benin Government International Bond
6.88%, 01/19/2052(19)	EUR	100	88
7.96%, 02/13/2038(1)		$200	194
Brazil Letras do Tesouro Nacional
0.00%, 10/01/2024	BRL	8,390	1,594
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029		230,295	46,014
Brazilian Government International Bond
6.00%, 10/20/2033		$600	594
6.13%, 03/15/2034		21,370	21,134
7.13%, 05/13/2054		1,337	1,346
California State University
2.37%, 11/01/2035		5,080	3,989

Chile Government International Bond
3.50%, 01/31/2034		15,920	13,929
3.50%, 01/25/2050		11,495	8,367
4.34%, 03/07/2042		200	174
City of New York NY
2.05%, 03/01/2032		2,480	2,046
3.55%, 12/01/2028		3,645	3,488
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,382
Colombia Government International Bond
3.00%, 01/30/2030		1,000	829
3.13%, 04/15/2031		2,622	2,092
4.13%, 05/15/2051		345	213
4.50%, 01/28/2026		200	195
7.50%, 02/02/2034		10,010	10,224
8.00%, 04/20/2033		1,200	1,267
8.00%, 11/14/2035		6,615	6,945
Colombian TES
5.75%, 11/03/2027	COP	9,141,500	2,114
6.00%, 04/28/2028		9,628,300	2,215
7.50%, 08/26/2026		14,588,900	3,642
13.25%, 02/09/2033		3,927,600	1,195
Corp. Financiera de Desarrollo SA
4.75%, 07/15/2025(19)		$200	197
Costa Rica Government International Bond
6.55%, 04/03/2034(19)		1,600	1,654
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	762
2.71%, 10/01/2033		1,290	1,080
Czech Republic Government Bond
2.75%, 07/23/2029	CZK	38,570	1,565
4.20%, 12/04/2036		4,980	216
5.00%, 09/30/2030		14,990	682
5.50%, 12/12/2028		28,800	1,320
Dominican Republic International Bond
4.50%, 01/30/2030(1)		$3,982	3,623
4.88%, 09/23/2032(1)		157	141
4.88%, 09/23/2032		10,240	9,168
5.30%, 01/21/2041(19)		150	127
5.95%, 01/25/2027(19)		103	102
Egypt Government International Bond
3.88%, 02/16/2026(19)		978	899
4.75%, 04/16/2026(19)	EUR	923	934
7.50%, 02/16/2061(19)		$233	167
7.63%, 05/29/2032(19)		300	255
7.90%, 02/21/2048(19)		213	161
8.50%, 01/31/2047(19)		585	463
European Union
2.50%, 10/04/2052(19)	EUR	4,710	4,378
3.00%, 03/04/2053(19)		13,440	13,807
Finance Department Government of Sharjah
6.50%, 11/23/2032(1)		$621	645
French Republic Government Bond OAT
3.00%, 05/25/2054(1)(19)	EUR	22,578	23,055
Golden State Tobacco Securitization Corp.
3.00%, 06/01/2046		$475	439
3.49%, 06/01/2036		1,600	1,332
3.85%, 06/01/2050		2,500	2,340
4.21%, 06/01/2050		7,900	5,999
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,648
4.88%, 02/13/2028(19)		1,308	1,260
5.25%, 08/10/2029(1)		31	30
5.25%, 08/10/2029		1,300	1,256
6.60%, 06/13/2036(1)		200	204
7.05%, 10/04/2032(1)		200	212
7.05%, 10/04/2032(19)		200	212
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	2,930
4.00%, 07/25/2029(19)	EUR	1,950	2,096
5.25%, 06/16/2029(1)		$200	198
5.25%, 06/16/2029		1,000	988
5.38%, 09/12/2033(19)	EUR	116	132
Indonesia Government International Bond
2.85%, 02/14/2030		$2,093	1,865
3.05%, 03/12/2051		4,490	3,170
6.75%, 01/15/2044(19)		200	234
Indonesia Treasury Bond
5.50%, 04/15/2026	IDR	7,937,000	492
6.88%, 04/15/2029		284,024,000	18,088
7.00%, 05/15/2027		35,910,000	2,296
8.38%, 09/15/2026		13,188,000	867
Israel Government International Bond
5.75%, 03/12/2054		$53,487	51,200
Ivory Coast Government International Bond
4.88%, 01/30/2032(19)	EUR	100	93
5.25%, 03/22/2030(19)		486	487
6.38%, 03/03/2028(19)		$200	197
7.63%, 01/30/2033(1)		230	228
8.25%, 01/30/2037(1)		293	294

Kingdom of Belgium Government Bond
3.30%, 06/22/2054(1)(19)	EUR	22,238	23,782
Los Angeles Community College District
6.60%, 08/01/2042		$955	1,078
Los Angeles Unified School District
5.75%, 07/01/2034		170	176
6.76%, 07/01/2034		2,990	3,299
Metropolitan Transportation Authority
5.87%, 11/15/2039		300	308
6.67%, 11/15/2039		980	1,078
6.81%, 11/15/2040		310	345
Mexican Bonos
7.50%, 05/26/2033	MXN	597,322	31,979
8.50%, 03/01/2029		181,530	10,559
8.50%, 05/31/2029		317,426	18,470
8.50%, 11/18/2038		30,111	1,683
Mexican Udibonos
2.75%, 11/27/2031(11)		630,852	32,498
3.00%, 12/03/2026(11)		110,405	6,169
4.00%, 11/30/2028(11)		216,021	12,395
Mexico Cetes
0.00%, 11/28/2024		925,000	5,186
Mexico Government International Bond
2.66%, 05/24/2031		$19,048	15,890
3.50%, 02/12/2034		773	643
4.50%, 01/31/2050		7,786	6,123
4.75%, 04/27/2032		2,000	1,895
6.00%, 05/07/2036		3,000	3,006
6.34%, 05/04/2053		339	334
MFB Magyar Fejlesztesi Bank Zrt
6.50%, 06/29/2028(19)		275	279
Montenegro Government International Bond
2.88%, 12/16/2027(19)	EUR	106	104
Morocco Government International Bond
6.50%, 09/08/2033(1)		$208	215
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		971	1,118
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	2,002
7.41%, 01/01/2040		1,441	1,718
New South Wales Treasury Corp.
3.00%, 03/20/2028	AUD	34,510	21,728
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		$1,200	1,256
6.01%, 06/15/2042		755	805
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,139
2.69%, 05/01/2033		1,275	1,072
2.80%, 02/01/2026		1,850	1,783
3.95%, 08/01/2032		1,900	1,784
5.27%, 05/01/2027		5,820	5,882
5.51%, 08/01/2037		670	683
New York State Dormitory Authority
5.29%, 03/15/2033		830	835
New Zealand Government Bond
3.50%, 04/14/2033	NZD	59,315	32,708
Nigeria Government International Bond
7.14%, 02/23/2030(19)		$543	492
9.25%, 01/21/2049(19)		231	211
North Macedonia Government International Bond
6.96%, 03/13/2027(19)	EUR	100	113
Norway Government Bond
1.75%, 03/13/2025(1)	NOK	356,815	32,099
Oman Government International Bond
5.63%, 01/17/2028		$3,300	3,312
6.75%, 01/17/2048(19)		200	204
Panama Government International Bond
2.25%, 09/29/2032		3,170	2,261
3.16%, 01/23/2030		2,083	1,729
3.88%, 03/17/2028		4,288	3,912
4.50%, 04/01/2056		5,792	3,768
6.40%, 02/14/2035		724	683
7.50%, 03/01/2031		365	378
8.00%, 03/01/2038		245	257
Paraguay Government International Bond
4.95%, 04/28/2031		1,915	1,842
5.60%, 03/13/2048(19)		200	182
6.00%, 02/09/2036(1)		7,505	7,592
6.10%, 08/11/2044(1)		2,815	2,728
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,611
6.15%, 08/12/2032		5,276	1,332
6.95%, 08/12/2031		5,192	1,402
Peruvian Government International Bond
1.86%, 12/01/2032		$1,946	1,481
2.78%, 01/23/2031		4,470	3,824
3.55%, 03/10/2051		4,019	2,904
5.94%, 02/12/2029(19)	PEN	10,004	2,674
5.94%, 02/12/2029(1)		11,100	2,966

6.15%, 08/12/2032(1)		1,752	441
6.35%, 08/12/2028(19)		4,869	1,340
6.90%, 08/12/2037(1)		340	87
6.95%, 08/12/2031(1)		4,375	1,181
6.95%, 08/12/2031(19)		10,501	2,836
Philippine Government International Bond
2.65%, 12/10/2045		$10,475	6,941
2.95%, 05/05/2045		13,435	9,354
3.00%, 02/01/2028		5,362	4,995
3.20%, 07/06/2046		4,745	3,393
Port Authority of New York & New Jersey
4.93%, 10/01/2051		825	803
4.96%, 08/01/2046		1,010	965
5.65%, 11/01/2040		825	883
Provincia de Buenos Aires Government Bonds
106.59% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	49,419	70
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(8)(9)		$100	26
Qatar Government International Bond
5.10%, 04/23/2048		12,055	11,710
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,150	7,676
Republic of Kenya Government International Bond
9.75%, 02/16/2031(1)		447	458
Republic of Poland Government Bond
2.75%, 10/25/2029	PLN	13,266	2,927
Republic of Poland Government International Bond
4.63%, 03/18/2029		$5,300	5,263
4.88%, 10/04/2033		2,380	2,341
5.13%, 09/18/2034		11,100	11,051
5.50%, 04/04/2053		20,250	20,160
5.50%, 03/18/2054		39,745	39,433
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR	58,990	2,508
8.88%, 02/28/2035		706,165	29,723
10.50%, 12/21/2026		1,574,700	85,304
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$1,158	1,038
5.00%, 10/12/2046		208	140
5.88%, 06/22/2030		1,004	930
5.88%, 04/20/2032		1,740	1,566
Romanian Government International Bond
2.12%, 07/16/2031(19)	EUR	97	85
2.13%, 03/07/2028(19)		397	393
3.00%, 02/14/2031		$3,400	2,850
5.25%, 11/25/2027(1)		30	30
5.38%, 03/22/2031(1)	EUR	9,290	10,073
5.63%, 02/22/2036(1)		6,830	7,342
6.38%, 01/30/2034(1)		$10,832	10,972
7.13%, 01/17/2033		5,386	5,755
Russian Federal Bond—OFZ
6.10%, 07/18/2035	RUB	111,613	544
Russian Foreign Bond—Eurobond
4.25%, 06/23/2027		$1,000	730
5.10%, 03/28/2035		200	125
5.25%, 06/23/2047(1)		200	111
5.25%, 06/23/2047		4,000	2,220
5.63%, 04/04/2042		1,200	828
5.88%, 09/16/2043		2,600	1,742
Saudi Government International Bond
3.45%, 02/02/2061(19)		267	177
5.00%, 01/18/2053(1)		200	179
State of California
4.60%, 04/01/2038		1,395	1,347
7.55%, 04/01/2039		2,705	3,312
State of Illinois
5.10%, 06/01/2033		5,305	5,266
6.73%, 04/01/2035		65	68
7.35%, 07/01/2035		47	51
State of Israel
3.80%, 05/13/2060		16,900	11,618
State of Texas
5.52%, 04/01/2039		3,155	3,269
Turkiye Government International Bond
4.25%, 03/13/2025		400	394
5.75%, 05/11/2047		2,800	2,125
5.88%, 05/21/2030	EUR	23,625	25,454
6.13%, 10/24/2028		$2,700	2,633
7.63%, 04/26/2029		8,600	8,755
Ukraine Government International Bond
4.38%, 01/27/2032(19)	EUR	505	146
6.88%, 05/21/2031(19)		$383	111
7.25%, 03/15/2035(19)		894	255
7.38%, 09/25/2034(19)		505	145
7.75%, 09/01/2028(19)		405	131
7.75%, 09/01/2029(19)		628	203
7.75%, 08/01/2041(4)(19)		888	490
University of California
4.86%, 05/15/2112		1,543	1,435

Uruguay Government International Bond
4.38%, 10/27/2027	1,783	1,765
5.10%, 06/18/2050	2,368	2,292
5.75%, 10/28/2034	150	158
Venezuela Government International Bond
6.00%, 12/09/2049(8)(9)	30	4
7.00%, 03/31/2038(8)(9)	187	27
7.65%, 04/21/2025(8)(9)	534	75
7.75%, 10/13/2099(8)(9)	100	13
8.25%, 10/13/2024(8)(9)	7,294	1,024
9.00%, 05/07/2049(8)(9)	110	16
9.00%, 05/07/2049(8)(9)	7,405	1,060
9.25%, 09/15/2027(8)(9)	1,049	184
9.25%, 05/07/2028(8)(9)	420	67
11.75%, 10/21/2026(8)(9)	120	21
11.95%, 08/05/2031(8)(9)	3,200	530

Total Other Government Related		1,051,025

U.S. Treasury Obligations – 20.54%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2024(11)(12)	275,689	276,023
0.13%, 10/15/2024(11)	210,319	209,016
0.13%, 04/15/2025(11)	20,567	20,057
0.13%, 07/15/2030(11)	11,692	10,533
0.13%, 01/15/2031(11)	1,896	1,686
0.13%, 07/15/2031(11)	2,532	2,240
0.25%, 01/15/2025(11)	91,508	89,944
0.25%, 07/15/2029(11)(13)	43,318	39,941
0.25%, 02/15/2050(11)	4,103	2,589
0.63%, 07/15/2032(11)	83,434	75,654
0.63%, 02/15/2043(11)	402	309
0.75%, 02/15/2042(11)	682	544
0.75%, 02/15/2045(11)	4,584	3,516
0.88%, 02/15/2047(11)	4,600	3,545
1.00%, 02/15/2046(11)	2,603	2,083
1.00%, 02/15/2048(11)	4,127	3,249
1.00%, 02/15/2049(11)	6,876	5,385
1.38%, 07/15/2033(11)	19,498	18,711
1.38%, 02/15/2044(11)	662	580
1.50%, 02/15/2053(11)	22,930	20,013
2.13%, 02/15/2040(11)	285	289
2.13%, 02/15/2041(11)	423	428
2.38%, 01/15/2025(11)	7,690	7,683
2.38%, 10/15/2028(11)	152,394	155,925
U.S. Treasury Note/Bond
0.25%, 06/30/2025	3,766	3,555
0.25%, 07/31/2025	23,657	22,256
0.38%, 04/30/2025	24,581	23,396
0.38%, 09/30/2027	6,906	6,023
0.50%, 04/30/2027	23,871	21,205
0.50%, 05/31/2027	23,871	21,142
0.50%, 08/31/2027	18,883	16,587
0.63%, 07/31/2026	25,800	23,579
0.63%, 03/31/2027	3,655	3,270
0.88%, 06/30/2026	25,800	23,788
1.13%, 02/29/2028(12)(13)	76,082	67,395
1.13%, 05/15/2040	18,707	11,688
1.13%, 08/15/2040	18,707	11,580
1.25%, 03/31/2028(12)	250,000	222,119
1.25%, 08/15/2031	34,919	28,444
1.38%, 11/15/2031(12)	308,700	252,145
1.38%, 11/15/2040	18,707	12,029
1.38%, 08/15/2050	11,239	5,935
1.50%, 02/15/2025	12,266	11,887
1.50%, 08/15/2026	25,800	24,044
1.50%, 02/15/2030	7,288	6,265
1.63%, 11/30/2026	12,326	11,452
1.63%, 05/15/2031	21,107	17,788
1.63%, 11/15/2050	6,906	3,900
1.75%, 08/15/2041	18,707	12,624
1.88%, 02/28/2027(13)	110,900	103,189
1.88%, 02/15/2032(12)	112,300	94,850
1.88%, 11/15/2051	109,250	65,435
2.00%, 11/15/2041(13)	410,125	287,728
2.00%, 08/15/2051	17,696	10,964
2.25%, 08/15/2046	442,200	302,648
2.25%, 08/15/2049	88,977	59,333
2.25%, 02/15/2052	18,196	11,969
2.38%, 02/15/2042	14,332	10,660
2.38%, 05/15/2051	19,767	13,419
2.50%, 02/15/2045	75,069	54,891
2.63%, 04/15/2025	13,921	13,586
2.75%, 02/15/2028	25,800	24,355
2.75%, 08/15/2032	25,343	22,730
2.75%, 11/15/2047	17,946	13,409
2.88%, 06/15/2025	12,266	11,969
2.88%, 05/15/2032	6,394	5,806
2.88%, 05/15/2043	13,705	10,889
2.88%, 05/15/2049	11,130	8,466
3.00%, 05/15/2045	30,000	23,918

3.00%, 05/15/2047	7,131	5,601
3.00%, 02/15/2048	33,496	26,199
3.00%, 08/15/2048	10,405	8,121
3.00%, 02/15/2049(12)	82,988	64,702
3.00%, 08/15/2052	23,881	18,550
3.13%, 02/15/2043	13,446	11,140
3.13%, 08/15/2044	12,979	10,629
3.13%, 05/15/2048	12,780	10,221
3.25%, 05/15/2042	195,125	165,864
3.50%, 02/15/2033(12)	342,600	324,466
3.63%, 08/15/2043	12,897	11,472
3.63%, 02/15/2053	10,949	9,614
3.63%, 05/15/2053	7,345	6,454
3.75%, 05/31/2030	12,266	11,944
3.75%, 11/15/2043	12,709	11,496
3.88%, 11/30/2027	12,279	12,081
3.88%, 12/31/2027	25,800	25,384
3.88%, 12/31/2029	27,413	26,915
3.88%, 02/15/2043	67,114	62,041
4.00%, 02/29/2028	25,800	25,499
4.00%, 02/28/2030	15,831	15,640
4.00%, 02/15/2034	463,028	455,359
4.00%, 11/15/2042(12)	73,150	68,904
4.13%, 03/31/2029	787,500	784,117
4.13%, 08/15/2053	96,881	93,112
4.25%, 03/15/2027	150,015	149,324
4.25%, 02/28/2029	225,496	225,795
4.25%, 11/15/2040	3,772	3,721
4.25%, 02/15/2054	466,995	459,260
4.38%, 05/15/2040	6,957	6,993
4.38%, 05/15/2041	1,259	1,256
4.38%, 08/15/2043	30,060	29,703
4.50%, 03/31/2026	178,440	177,994
4.50%, 08/15/2039	13,924	14,266
4.50%, 02/15/2044	629,325	632,768
4.75%, 02/15/2041	8,796	9,205
4.88%, 10/31/2030	17,361	17,993

Total U.S. Treasury Obligations		6,958,056

Total Government Related (Cost: $8,420,727)		8,009,081

Mortgage-Backed Obligations – 45.58%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	4,143
4.09%, 08/10/2035, Series 2015-1211, Class B(1)(4)	4,700	4,479
4.14%, 08/10/2035, Series 2015-1211, Class C(1)(4)	6,290	5,930
280 Park Avenue 2017-280P Mortgage Trust
6.50% (1 Month Term SOFR + 1.18%, 1.13% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,291
A&D Mortgage Trust 2023-NQM5
7.05%, 11/25/2068, Series 2023-NQM5, Class A1(1)(3)	7,570	7,668
ACREC 2023-FL2 LLC
7.56% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A(1)(2)	1,740	1,747
ACRES Commercial Realty 2021-FL2 Ltd.
6.84% (1 Month Term SOFR + 1.51%, 1.51% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,031	4,979
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(3)	9,838	9,234
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A(1)(3)	836	794
Alen 2021-ACEN Mortgage Trust
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	10,197
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	293	288
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	89	89
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	142	137
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	134	130
Alternative Loan Trust 2005-56
6.90% (1 Month Term SOFR + 1.57%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,032	2,720
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,152	4,586
Alternative Loan Trust 2006-HY12
4.14%, 08/25/2036, Series 2006-HY12, Class A5(4)	123	111
Alternative Loan Trust 2006-OA17
5.64% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	9,434	8,045
Alternative Loan Trust 2006-OA22
5.86% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	8,078	7,102
Alternative Loan Trust 2006-OA3
5.84% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	3,871	3,312
Alternative Loan Trust 2006-OA7
6.03% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	7,758	6,495
Alternative Loan Trust 2006-OC5
5.96% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	5,656	4,670
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,359	6,682
Alternative Loan Trust 2007-HY7C
5.72% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	1,616	1,392
Alternative Loan Trust 2007-OA2
5.70% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	8,949	6,869
5.93% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	14,001	11,664

Alternative Loan Trust 2007-OA4
5.78% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,144	960
American Home Mortgage Investment Trust 2007-1
5.63% (1 Month Term SOFR + 0.30%, 0.19% Floor), 05/25/2047, Series 2007-1, Class GA1C(2)	753	416
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(4)	442	413
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(4)	2,480	2,186
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(4)	2,381	2,005
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(4)	2,652	2,238
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(4)	6,146	5,132
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(4)	33,698	30,880
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1(1)(3)	12,201	11,821
Angel Oak Mortgage Trust 2024-1
5.21%, 08/25/2068, Series 2024-1, Class A1(1)(3)	684	669
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(4)	1,249	1,235
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5(1)	525	444
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)	6,700	6,138
Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd.
6.41% (1 Month Term SOFR + 1.08%, 0.97% Floor), 12/15/2035, Series 2021-FL1, Class A(1)(2)	153	153
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
7.99% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)	3,000	2,742
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
6.79% (1 Month Term SOFR + 1.46%, 1.46% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)	11,190	11,139
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
6.77% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)	10,329	10,269
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
7.18% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A(1)(2)	2,733	2,733
AREIT 2022-CRE6 Trust
6.57% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A(1)(2)	8,628	8,542
AREIT 2023-CRE8 LLC
7.44% (1 Month Term SOFR + 2.11%, 2.11% Floor), 08/17/2041, Series 2023-CRE8, Class A(1)(2)	3,316	3,302
Ashford Hospitality Trust 2018-ASHF
7.60% (1 Month Term SOFR + 2.27%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)	266	258
Ashford Hospitality Trust 2018-KEYS
6.95% (1 Month Term SOFR + 1.62%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,946
Austin Fairmont Hotel Trust 2019-FAIR
6.62% (1 Month Term SOFR + 1.30%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,139
6.82% (1 Month Term SOFR + 1.50%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,452
7.17% (1 Month Term SOFR + 1.85%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D(1)(2)	10,145	10,044
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(1)(4)	5,325	5,042
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
6.97% (1 Month Term SOFR + 1.65%, 1.60% Floor), 09/15/2034, Series 2018-DSNY, Class C(1)(2)	1,800	1,791
7.32% (1 Month Term SOFR + 2.00%, 1.95% Floor), 09/15/2034, Series 2018-DSNY, Class D(1)(2)	134	133
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(1)(4)	6,110	5,658
BAMLL Commercial Mortgage Securities Trust 2019-RLJ
6.42% (1 Month Term SOFR + 1.10%, 1.05% Floor), 04/15/2036, Series 2019-RLJ, Class A(1)(2)	1,350	1,350
BAMLL Re-REMIC Trust 2016-RRLD11
5.84%, 06/17/2050, Series 2016-LD11, Class AJB(1)(4)	100	23
Banc of America Funding 2015-R7 Trust
3.32% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	27	27
Banc of America Funding 2015-R9 Trust
5.65% (1 Month Term SOFR + 0.32%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	1,438	1,424
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,558
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(3)	1,912	1,865
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A(1)(3)	5,410	5,408
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(4)	4,934	3,904
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(1)(4)	2,715	2,365
BBCMS 2018-TALL Mortgage Trust
6.25% (1 Month Term SOFR + 0.92%, 0.87% Floor), 03/15/2037, Series 2018-TALL, Class A(1)(2)	139	133
6.49% (1 Month Term SOFR + 1.17%, 1.12% Floor), 03/15/2037, Series 2018-TALL, Class B(1)(2)	189	176
BBCMS Mortgage Trust 2023-5C23
7.45%, 12/15/2056, Series 2023-5C23, Class D(1)(4)	191	183
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	1,468
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	937	870
BCAP LLC 2014-RR2
1.98% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	7,421	7,112
BDS 2021-FL10 Ltd.
6.79% (1 Month Term SOFR + 1.46%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)	15,333	15,178
BDS 2021-FL7 Ltd.
6.51% (1 Month Term SOFR + 1.18%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A(1)(2)	5,866	5,807
BDS 2022-FL11 LLC
7.13% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)	2,871	2,862

BDS 2022-FL12 LLC
7.46% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)	1,030	1,030
Bear Stearns ALT-A Trust 2005-1
6.57% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	5,340	4,859
Bear Stearns ARM Trust 2003-3
5.88%, 05/25/2033, Series 2003-3, Class 3A1(4)	325	304
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(4)	330	313
Bear Stearns Mortgage Funding Trust 2007-AR4
5.65% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	8,093	7,507
Beast Mortgage Trust
6.19% (1 Month Term SOFR + 0.86%, 0.75% Floor), 04/15/2036, Series 2021-SSCP, Class A(1)(2)	1,166	1,157
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(4)	2,050	1,899
BFLD 2019-DPLO
6.98% (1 Month Term SOFR + 1.65%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650	4,641
BFLD Trust 2020-EYP
7.54% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)	5,140	2,253
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(4)	8,591	6,706
BLP Commercial Mortgage Trust 2023-IND
7.02% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A(1)(2)	1,152	1,154
BMO 2023-C5 Mortgage Trust
0.73%, 06/15/2056, Series 2023-C5, Class XA(4)	5,695	292
BOCA Commercial Mortgage Trust 2022-BOCA
7.09% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A(1)(2)	824	825
BPCRE 2022-FL2 Ltd.
7.73% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A(1)(2)	930	930
BPR Trust 2021-NRD
7.45% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B(1)(2)	2,865	2,685
7.75% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C(1)(2)	2,920	2,724
9.05% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D(1)(2)	1,770	1,634
BPR Trust 2022-OANA
7.22% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)	25,012	25,137
BPR Trust 2022-STAR
8.56% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2039, Series 2022-STAR, Class A(1)(2)	8,395	8,416
Braemar Hotels & Resorts Trust 2018-Prime
6.55% (1 Month Term SOFR + 1.22%, 1.18% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000	2,979
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(4)	3,481	3,285
BSPRT 2021-FL7 Issuer Ltd.
6.76% (1 Month Term SOFR + 1.43%, 1.43% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)	9,020	8,956
BX Commercial Mortgage Trust 2020-VIV3
3.54%, 03/09/2044, Series 2020-VIV3, Class B(1)(4)	69	61
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A(1)	2,622	2,267
BX Commercial Mortgage Trust 2020-VIVA
3.55%, 03/11/2044, Series 2020-VIVA, Class D(1)(4)	17,976	15,450
BX Commercial Mortgage Trust 2020-VKNG
6.37% (1 Month Term SOFR + 1.04%, 0.93% Floor), 10/15/2037, Series 2020-VKNG, Class A(1)(2)	111	111
BX Commercial Mortgage Trust 2022-AHP
7.17% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)	6,753	6,660
BX Commercial Mortgage Trust 2022-CSMO
7.44% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)	20,460	20,537
8.47% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)	12,065	12,099
BX Commercial Mortgage Trust 2023-VLT3
7.27% (1 Month Term SOFR + 1.94%, 1.94% Floor), 11/15/2028, Series 2023-VLT3, Class A(1)(2)	590	590
BX Commercial Mortgage Trust 2023-XL3
7.09% (1 Month Term SOFR + 1.76%, 1.76% Floor), 12/09/2040, Series 2023-XL3, Class A(1)(2)	1,982	1,994
BX Commercial Mortgage Trust 2024-MF
6.77% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-MF, Class A(1)(2)	800	802
BX Commercial Mortgage Trust 2024-XL4
6.77% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-XL4, Class A(1)(2)	1,460	1,462
8.46% (1 Month Term SOFR + 3.14%, 3.14% Floor), 02/15/2039, Series 2024-XL4, Class D(1)(2)	3,320	3,320
9.51% (1 Month Term SOFR + 4.19%, 4.19% Floor), 02/15/2039, Series 2024-XL4, Class E(1)(2)	1,800	1,790
BX Commercial Mortgage Trust 2024-XL5
6.69% (1 Month Term SOFR + 1.39%, 1.39% Floor), 03/15/2041, Series 2024-XL5, Class A(1)(2)	1,615	1,616
BX Trust 2018-GW
6.42% (1 Month Term SOFR + 1.10%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485	2,476
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)	7,400	6,586
3.94%, 12/09/2041, Series 2019-OC11, Class E(1)(4)	7,750	6,687
BX Trust 2021-ARIA
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A(1)(2)	2,888	2,859
BX Trust 2021-LBA
6.24% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV(1)(2)	301	300
6.24% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV(1)(2)	486	484
BX Trust 2021-RISE
7.19% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)	12,616	12,482
BX Trust 2022-GPA
7.49% (1 Month Term SOFR + 2.17%, 2.17% Floor), 08/15/2039, Series 2022-GPA, Class A(1)(2)	6,708	6,725
7.99% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2041, Series 2022-GPA, Class B(1)(2)	199	200
9.39% (1 Month Term SOFR + 4.06%, 4.06% Floor), 08/15/2043, Series 2022-GPA, Class D(1)(2)	408	409
BX Trust 2022-LBA6
6.33% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A(1)(2)	405	403
BX Trust 2022-VAMF
6.18% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A(1)(2)	519	514
BX Trust 2023-DELC
8.02% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A(1)(2)	3,912	3,961
BX Trust 2024-CNYN

6.74% (1 Month Term SOFR + 1.44%, 1.44% Floor), 04/15/2029, Series 2024-CNYN, Class A(1)(2)		2,423	2,423
7.99% (1 Month Term SOFR + 2.69%, 2.69% Floor), 04/15/2029, Series 2024-CNYN, Class D(1)(2)		780	781
BX Trust 2024-PAT
7.34% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2026, Series 2024-PAT, Class A(1)(2)		1,290	1,289
9.69% (1 Month Term SOFR + 4.44%, 4.44% Floor), 03/15/2026, Series 2024-PAT, Class C(1)(2)		2,759	2,748
10.64% (1 Month Term SOFR + 5.39%, 5.39% Floor), 03/15/2026, Series 2024-PAT, Class D(1)(2)		1,322	1,315
BXHPP Trust 2021-FILM
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor), 08/15/2036, Series 2021-FILM, Class A(1)(2)		8,000	7,695
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,529
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(3)		12,585	12,073
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030, Series 2023-RTL1, Class A1(1)(3)		7,075	7,111
Cassia 2022-1 SRL
6.32% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)	EUR	2,488	2,664
CD 2017-CD6 Mortgage Trust
3.91%, 11/13/2050, Series 2017-CD6, Class B(4)		$193	166
CENT Trust 2023-CITY
7.95% (1 Month Term SOFR + 2.62%, 2.62% Floor), 09/15/2038, Series 2023-CITY, Class A(1)(2)		3,074	3,105
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		3,205	2,751
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)		12,381	11,110
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1(1)(4)		20,507	17,963
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,401	2,213
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(3)		229	226
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(4)		9,222	8,293
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(4)		11,955	10,871
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(4)		17,423	15,131
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(4)		9,898	8,596
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(4)		15,357	13,274
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(4)		4,104	3,569
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(4)		15,480	13,505
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(4)		6,722	6,032
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1(1)(4)		14,144	12,386
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(4)		23,047	20,548
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(4)		24,469	21,295
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(4)		21,055	17,464
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(4)		18,515	17,931
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(4)		30,155	27,861
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(4)		38,892	37,466
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A(1)(4)		37,354	35,768
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A(1)(4)		31,511	28,691
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class C(1)(4)		9,030	8,352
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,300
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(4)		1,173	1,117
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(4)		1,016	851
COAST Commercial Mortgage Trust 2023-2HTL
9.76% (1 Month Term SOFR + 4.44%, 4.44% Floor), 08/15/2036, Series 2023-2HTL, Class D(1)(2)		1,494	1,494
Cold Storage Trust 2020-ICE5
6.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/15/2037, Series 2020-ICE5, Class A(1)(2)		1,028	1,026
7.08% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(19)		3,534	3,527
8.92% (1 Month Term SOFR + 3.61%, 3.49% Floor), 11/15/2037, Series 2020-ICE5, Class F(1)(2)		973	969
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(4)		299	283
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(4)		14,387	12,292
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1(1)(4)		14,160	12,246
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1(1)(4)		17,737	15,496
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(4)		23,346	22,725
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(4)		29,121	29,101

COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1(1)(3)	6,585	6,430
Comm 2013-CCRE13 Mortgage Trust
4.92%, 11/10/2046, Series 2013-CR13, Class C(4)	2,638	2,500
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,936
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,405
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B(4)	169	159
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)	2,000	1,888
3.83%, 02/10/2036, Series 2016-787S, Class C(1)(4)	1,000	913
3.83%, 02/10/2036, Series 2016-787S, Class B(1)(4)	1,700	1,579
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,906
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029, Series 2017-PANW, Class B(1)(4)	1,285	1,170
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	5,150	4,921
Commercial Mortgage Pass-Through Certificate
7.12%, 07/12/2028(1)	734	769
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)	581	540
Connecticut Avenue Securities Trust 2022-R06
8.07% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1(1)(2)	2,369	2,431
Connecticut Avenue Securities Trust 2023-R02
7.62% (30-day Average SOFR + 2.30%), 01/25/2043, Series 2023-R02, Class 1M1(1)(2)	6,010	6,153
Connecticut Avenue Securities Trust 2023-R08
6.82% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1(1)(2)	1,628	1,635
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(4)	13,469	13,009
Credit Suisse Mortgage Capital Certificates 2019-ICE4
6.35% (1 Month Term SOFR + 1.03%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)	6,910	6,910
Cross 2023-H2 Mortgage Trust
7.14%, 11/25/2068, Series 2023-H2, Class A1A(1)(3)	1,116	1,131
CRSNT Trust 2021-MOON
6.64% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000	19,250
6.99% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000	11,520
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,327
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,279
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	58	57
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)	5,255	4,496
4.34%, 09/15/2037, Series 2014-USA, Class C(1)	400	290
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	6,175	3,958
CSMC 2019-RP10 Trust
3.14%, 12/26/2059, Series 2019-RP10, Class A1(1)(4)	24,957	25,116
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)	2,645	2,458
3.53%, 08/15/2037, Series 2020-NET, Class C(1)	4,405	4,066
CSMC 2020-RPL2 Trust
3.54%, 02/25/2060, Series 2020-RPL2, Class A12(1)(4)	726	728
CSMC 2020-RPL3 Trust
4.08%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	6,989	6,959
CSMC 2020-RPL5 Trust
4.68%, 08/25/2060, Series 2020-RPL5, Class A1(1)(4)	5,675	5,622
CSMC 2021-ADV
7.74% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)	3,400	2,155
CSMC 2021-BHAR
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A(1)(2)	896	893
6.94% (1 Month Term SOFR + 1.61%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B(1)(2)	380	377
7.44% (1 Month Term SOFR + 2.11%, 2.00% Floor), 11/15/2038, Series 2021-BHAR, Class C(1)(2)	625	620
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(4)	11,282	9,783
3.26%, 10/25/2066, Series 2021-NQM8, Class M1(1)(4)	523	367
CSMC 2021-RPL11 Trust
3.76%, 10/25/2061, Series 2021-RP11, Class PT(1)(4)	25,372	15,531
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1(1)	8,505	6,568
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(4)	8,878	8,685
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(4)	14,423	12,581
CSMC 2022-NQM3 Trust
4.27%, 03/25/2067, Series 2022-NQM3, Class A1B(1)(4)	1,314	1,226
CSMC 2022-NQM6 Trust
8.95%, 12/25/2067, Series 2022-NQM6, Class PT(1)(4)	4,912	4,972
CSMC 2022-NWPT
8.47% (1 Month Term SOFR + 3.14%, 3.14% Floor), 09/09/2024, Series 2022-NWPT, Class A(1)(2)	1,867	1,872
CSMC 2022-RPL1 Trust
4.64%, 04/25/2061, Series 2022-RPL1, Class PT(1)(4)	27,438	23,592
CSMC 2022-RPL3 Trust
3.78%, 03/25/2061, Series 2022-RPL3, Class A1(1)(4)	33,723	33,388
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3	107	59

CSMC Series 2015-6R
3.98% (1 Month Term SOFR + 0.29%, 0.18% Floor), 03/27/2036, Series 2015-6R, Class 5A2(1)(2)		558	417
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)		1,082	846
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)		1,164	986
DBCG 2017-BBG Mortgage Trust
8.50% (PRIME + 0.00%), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645	2,652
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034, Series 2017-BRBK, Class D(1)(4)		2,540	2,162
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B(1)		6,265	6,379
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		12,545	10,698
DC Trust 2024-HLTN
5.73%, 04/13/2028, Series 2024-HLTN, Class A(1)(4)		290	291
Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1(1)(4)		3,442	2,961
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(4)		1,703	1,475
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(4)		8,823	8,413
4.34%, 03/25/2067, Series 2022-2, Class M1(1)(4)		526	446
Deephaven Residential Mortgage Trust 2022-3
5.26%, 07/25/2067, Series 2022-3, Class M1(1)(4)		2,188	1,985
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
5.84% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,414	2,114
DK Trust 2024-SPBX
6.85% (1 Month Term SOFR + 1.50%, 1.50% Floor), 03/15/2034, Series 2024-SPBX, Class A(1)(2)		1,670	1,673
DOLP Trust 2021-NYC
2.96%, 05/10/2041, Series 2021-NYC, Class A(1)		11,500	9,649
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(1)(4)		870	818
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(4)		988	934
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(4)		606	569
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(4)		2,342	2,111
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(4)		3,870	3,100
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(4)		4,067	3,236
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(4)		13,654	11,581
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1(1)(3)		68,758	68,599
Eurosail-UK 2007-5np Plc
6.11% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	5,924	7,121
Eurosail-UK 2007-6nc Plc
6.04% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)		121	152
Extended Stay America Trust 2021-ESH
6.52% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$70,160	70,138
6.82% (1 Month Term SOFR + 1.49%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B(1)(2)		6,450	6,451
8.29% (1 Month Term SOFR + 2.96%, 2.85% Floor), 07/15/2038, Series 2021-ESH, Class E(1)(2)		4,571	4,564
9.14% (1 Month Term SOFR + 3.81%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F(1)(2)		641	640
Fannie Mae
1.50%, 04/01/2039(14)		5,364	4,645
1.50%, 04/01/2054(14)		4,761	3,583
2.00%, 04/01/2039(14)		19,859	17,596
2.00%, 04/01/2054(14)		263,435	208,374
2.50%, 04/01/2039(14)		11,465	10,431
2.50%, 04/01/2054(14)		168,226	139,032
3.00%, 04/01/2039(14)		257	239
3.00%, 04/01/2054(14)		227,837	195,988
3.50%, 04/01/2054(14)		222,225	198,864
4.00%, 04/01/2039(14)		3,029	2,934
4.00%, 04/01/2054(14)		369,234	341,911
4.00%, 05/01/2054(14)		70,541	65,349
4.50%, 04/01/2039(14)		5,683	5,595
4.50%, 04/01/2054(14)		457,597	435,734
5.00%, 05/01/2042(14)		99,000	96,622
5.00%, 04/01/2054(14)		963,317	939,873
5.50%, 04/01/2054(14)		614,373	611,325
5.50%, 05/01/2054(14)		546,000	543,291
6.00%, 04/01/2054(14)		475,899	480,232
6.00%, 05/01/2054(14)		557,701	562,670
6.50%, 04/01/2054(14)		480,565	490,955
6.50%, 05/01/2054(14)		263,894	269,475
7.00%, 04/01/2054(14)		1,436	1,480
7.00%, 05/01/2054(14)		14,979	15,425
Fannie Mae Interest Strip
3.00%, 03/25/2050, Series 428, Class C16		4,273	727
3.00%, 07/25/2052, Series 437, Class C11		6,315	1,072
Fannie Mae Pool
1.50%, 12/01/2035		438	382
1.50%, 03/01/2036		640	559
1.50%, 05/01/2036		1,041	909
1.50%, 06/01/2036		3,693	3,218
1.50%, 12/01/2036		2,511	2,186
1.50%, 02/01/2037		1,076	940
1.50%, 11/01/2041		35,454	28,861

1.50%, 12/01/2041	18,135	14,449
1.50%, 10/01/2050	4,625	3,492
1.50%, 11/01/2050	4,023	3,038
1.50%, 03/01/2051	5,408	4,088
2.00%, 06/01/2035	478	428
2.00%, 06/01/2035	998	893
2.00%, 09/01/2035	484	432
2.00%, 02/01/2036	785	701
2.00%, 03/01/2036	858	766
2.00%, 04/01/2036	1,170	1,048
2.00%, 05/01/2036	806	722
2.00%, 07/01/2036	1,328	1,186
2.00%, 09/01/2036	1,275	1,132
2.00%, 09/01/2036	1,416	1,258
2.00%, 11/01/2036	599	536
2.00%, 01/01/2037	585	523
2.00%, 02/01/2037	252	224
2.00%, 02/01/2037	581	518
2.00%, 02/01/2037	1,312	1,168
2.00%, 03/01/2037	699	623
2.00%, 03/01/2037	3,182	2,836
2.00%, 03/01/2037	3,253	2,900
2.00%, 04/01/2037	1,792	1,597
2.00%, 10/01/2040	895	755
2.00%, 05/01/2041	5,938	5,011
2.00%, 06/01/2041	23,618	19,916
2.00%, 12/01/2041	2,775	2,330
2.00%, 02/01/2042	1,204	1,011
2.00%, 02/01/2042	1,320	1,108
2.00%, 03/01/2042	12,629	10,594
2.00%, 04/01/2042	1,981	1,661
2.00%, 08/01/2050	1,517	1,211
2.00%, 09/01/2050	2,295	1,830
2.00%, 10/01/2050	4,128	3,289
2.00%, 12/01/2050	973	785
2.00%, 12/01/2050	3,087	2,491
2.00%, 01/01/2051	27,880	22,192
2.00%, 02/01/2051	3,424	2,728
2.00%, 03/01/2051	1,131	912
2.00%, 03/01/2051	2,040	1,646
2.00%, 04/01/2051	660	532
2.00%, 04/01/2051	1,226	991
2.00%, 04/01/2051	1,990	1,605
2.00%, 04/01/2051	2,273	1,834
2.00%, 05/01/2051	56,654	45,083
2.00%, 08/01/2051	6,410	5,145
2.00%, 08/01/2051	8,465	6,727
2.00%, 08/01/2051	9,851	7,821
2.00%, 09/01/2051	14,662	11,658
2.00%, 10/01/2051	41,151	32,652
2.00%, 11/01/2051	1,204	971
2.00%, 11/01/2051	1,516	1,223
2.00%, 11/01/2051	2,783	2,240
2.00%, 11/01/2051	4,115	3,271
2.00%, 11/01/2051	4,628	3,723
2.00%, 11/01/2051	5,259	4,174
2.00%, 11/01/2051	23,017	18,252
2.00%, 12/01/2051	687	563
2.00%, 12/01/2051	1,120	888
2.00%, 12/01/2051	1,586	1,275
2.00%, 12/01/2051	2,394	1,926
2.00%, 12/01/2051	3,587	2,874
2.00%, 12/01/2051	3,624	2,914
2.00%, 12/01/2051	32,162	25,490
2.00%, 12/01/2051	63,711	50,500
2.00%, 01/01/2052	898	713
2.00%, 01/01/2052	2,541	2,046
2.00%, 01/01/2052	2,830	2,279
2.00%, 01/01/2052	3,304	2,661
2.00%, 01/01/2052	4,323	3,519
2.00%, 01/01/2052	100,971	80,088
2.00%, 02/01/2052	1,664	1,340
2.00%, 02/01/2052	1,995	1,605
2.00%, 02/01/2052	3,813	3,069
2.00%, 02/01/2052	5,683	4,508
2.00%, 02/01/2052	8,573	6,880
2.00%, 02/01/2052	16,268	13,068
2.00%, 03/01/2052	2,129	1,713
2.00%, 03/01/2052	3,053	2,453
2.00%, 03/01/2052	5,574	4,462
2.00%, 04/01/2052	41,611	32,940
2.00%, 04/01/2052	81,820	64,863
2.46%, 04/01/2040	8,775	6,257
2.50%, 11/01/2031	698	652
2.50%, 01/01/2032	588	551
2.50%, 02/01/2035	1,586	1,475
2.50%, 03/01/2036	3,788	3,474
2.50%, 07/01/2050	2,943	2,486
2.50%, 07/01/2050	4,550	3,829

2.50%, 07/01/2050	4,618	3,886
2.50%, 07/01/2050	4,687	3,943
2.50%, 08/01/2050	1,494	1,257
2.50%, 08/01/2050	4,845	4,078
2.50%, 08/01/2050	5,869	4,940
2.50%, 11/01/2050	1,039	881
2.50%, 11/01/2050	3,392	2,878
2.50%, 01/01/2051	841	707
2.50%, 02/01/2051	4,292	3,556
2.50%, 02/01/2051	20,247	16,776
2.50%, 02/01/2051	28,072	23,276
2.50%, 02/01/2051	76,638	63,689
2.50%, 09/01/2051	12,941	10,845
2.50%, 11/01/2051	2,179	1,839
2.50%, 11/01/2051	15,316	12,735
2.50%, 12/01/2051	45,608	37,818
2.50%, 01/01/2052	2,414	2,037
2.50%, 01/01/2052	4,048	3,390
2.50%, 01/01/2052	4,153	3,483
2.50%, 01/01/2052	4,268	3,595
2.50%, 01/01/2052	5,167	4,353
2.50%, 01/01/2052	5,189	4,366
2.50%, 01/01/2052	5,860	4,934
2.50%, 01/01/2052	6,500	5,455
2.50%, 01/01/2052	7,821	6,562
2.50%, 01/01/2052	9,735	8,192
2.50%, 02/01/2052	871	738
2.50%, 02/01/2052	1,284	1,085
2.50%, 02/01/2052	4,655	3,918
2.50%, 02/01/2052	5,515	4,641
2.50%, 02/01/2052	51,555	42,731
2.50%, 04/01/2052	13,667	11,311
2.50%, 04/01/2052	19,958	16,553
3.00%, 02/01/2030	1,606	1,560
3.00%, 03/01/2030	1,899	1,843
3.00%, 09/01/2030	775	739
3.00%, 04/01/2031	3,597	3,414
3.00%, 06/01/2032	428	405
3.00%, 09/01/2032	867	819
3.00%, 10/01/2032	3,198	3,020
3.00%, 12/01/2032	915	864
3.00%, 12/01/2032	1,928	1,830
3.00%, 10/01/2033	848	791
3.00%, 11/01/2033	2,568	2,424
3.00%, 02/01/2034	1,430	1,351
3.00%, 12/01/2034	2,139	2,009
3.00%, 01/01/2035	812	760
3.00%, 01/01/2035	1,459	1,367
3.00%, 02/01/2035	1,287	1,209
3.00%, 02/01/2035	2,030	1,920
3.00%, 11/01/2035	3,114	2,951
3.00%, 11/01/2036	671	618
3.00%, 11/01/2036	893	824
3.00%, 12/01/2036	914	839
3.00%, 03/01/2038	715	655
3.00%, 01/01/2043	1,118	998
3.00%, 02/01/2043	1,681	1,500
3.00%, 04/01/2043	1,274	1,137
3.00%, 06/01/2043	1,361	1,215
3.00%, 08/01/2043	3,834	3,423
3.00%, 09/01/2043	640	571
3.00%, 07/01/2045	2,587	2,300
3.00%, 05/01/2046	3,158	2,784
3.00%, 07/01/2046	749	656
3.00%, 09/01/2046	2,519	2,249
3.00%, 10/01/2046	887	783
3.00%, 11/01/2046	191	168
3.00%, 11/01/2046	702	618
3.00%, 11/01/2046	874	770
3.00%, 11/01/2046	883	776
3.00%, 11/01/2046	942	830
3.00%, 11/01/2046	2,091	1,840
3.00%, 01/01/2047	953	837
3.00%, 01/01/2047	6,825	5,980
3.00%, 04/01/2047	880	772
3.00%, 04/01/2047	1,120	985
3.00%, 06/01/2047	1,243	1,105
3.00%, 08/01/2047	5,503	4,858
3.00%, 11/01/2047	2,252	1,983
3.00%, 04/01/2048	10,072	8,993
3.00%, 09/01/2048	740	651
3.00%, 02/01/2049	1,043	918
3.00%, 08/01/2049	974	861
3.00%, 08/01/2049	20,453	17,842
3.00%, 09/01/2049	13,221	11,627
3.00%, 09/01/2049	16,612	14,585
3.00%, 10/01/2049	27,675	24,183
3.00%, 11/01/2049	20,055	17,608
3.00%, 03/01/2050	1,043	907

3.00%, 03/01/2050	6,954	6,057
3.00%, 07/01/2050	1,903	1,640
3.00%, 07/01/2050	22,795	19,909
3.00%, 08/01/2050	887	769
3.00%, 08/01/2050	1,745	1,516
3.00%, 10/01/2050	3,309	2,878
3.00%, 04/01/2051	8,204	7,162
3.00%, 03/01/2052	111	95
3.00%, 03/01/2052	253	218
3.00%, 03/01/2052	920	792
3.00%, 03/01/2052	40,820	35,166
3.00%, 04/01/2052	32	27
3.00%, 04/01/2052	250	215
3.00%, 04/01/2052	340	293
3.00%, 04/01/2052	517	445
3.00%, 04/01/2052	1,992	1,715
3.00%, 04/01/2052	2,079	1,792
3.00%, 04/01/2052	6,999	6,027
3.00%, 04/01/2052	66,921	57,646
3.00%, 05/01/2052	385	331
3.00%, 05/01/2052	916	789
3.00%, 05/01/2052	920	792
3.00%, 05/01/2052	952	821
3.00%, 05/01/2052	1,088	937
3.00%, 05/01/2052	10,114	8,711
3.00%, 06/01/2052	48	41
3.00%, 06/01/2052	358	308
3.00%, 06/01/2052	456	393
3.00%, 06/01/2052	473	407
3.00%, 06/01/2052	618	532
3.00%, 06/01/2052	657	566
3.00%, 06/01/2052	945	814
3.00%, 06/01/2052	1,049	903
3.00%, 06/01/2052	2,050	1,764
3.00%, 06/01/2052	4,472	3,851
3.00%, 06/01/2052	64,286	55,338
3.00%, 07/01/2052	1,069	921
3.00%, 07/01/2052	1,997	1,720
3.00%, 07/01/2052	2,063	1,777
3.00%, 07/01/2052	43,088	37,080
3.00%, 08/01/2052	15,244	13,128
3.50%, 11/01/2032	498	481
3.50%, 09/01/2033	2,115	2,031
3.50%, 12/01/2033	1,841	1,770
3.50%, 07/01/2034	1,594	1,540
3.50%, 01/01/2038	1,749	1,634
3.50%, 09/01/2042	64	58
3.50%, 12/01/2042	440	403
3.50%, 12/01/2042	618	572
3.50%, 06/01/2043	645	592
3.50%, 06/01/2043	834	763
3.50%, 08/01/2043	43	39
3.50%, 01/01/2044	2,008	1,837
3.50%, 04/01/2045	9	8
3.50%, 06/01/2045	681	621
3.50%, 06/01/2045	808	739
3.50%, 07/01/2045	904	825
3.50%, 09/01/2045	1,473	1,355
3.50%, 11/01/2045	1,785	1,627
3.50%, 02/01/2046	3,425	3,123
3.50%, 06/01/2046	1,069	987
3.50%, 06/01/2046	1,342	1,228
3.50%, 06/01/2046	1,465	1,336
3.50%, 09/01/2046	1,546	1,410
3.50%, 12/01/2046	569	518
3.50%, 01/01/2047	1,843	1,685
3.50%, 01/01/2047	5,848	5,342
3.50%, 02/01/2047	375	342
3.50%, 07/01/2047	2,477	2,258
3.50%, 08/01/2047	5,379	4,920
3.50%, 11/01/2047	2,586	2,358
3.50%, 12/01/2047	1,091	995
3.50%, 12/01/2047	1,410	1,286
3.50%, 12/01/2047	1,619	1,480
3.50%, 12/01/2047	1,663	1,519
3.50%, 01/01/2048	1,624	1,485
3.50%, 01/01/2048	3,221	2,943
3.50%, 01/01/2048	4,225	3,852
3.50%, 02/01/2048	663	605
3.50%, 02/01/2048	4,156	3,790
3.50%, 12/01/2048	8,808	8,032
3.50%, 06/01/2049	4,793	4,375
3.50%, 09/01/2049	1,956	1,784
3.50%, 07/01/2050	3,975	3,620
3.50%, 01/01/2051	11,646	10,545
3.50%, 07/01/2051	2,685	2,419
3.50%, 04/01/2052	3,838	3,439
3.50%, 04/01/2052	4,641	4,171
3.50%, 04/01/2052	6,535	5,852

3.50%, 05/01/2052	1,661	1,487
3.50%, 05/01/2052	3,897	3,490
3.50%, 05/01/2052	4,640	4,153
3.50%, 05/01/2052	6,296	5,641
3.50%, 05/01/2052	12,860	11,526
3.50%, 06/01/2052	46	41
3.50%, 06/01/2052	3,739	3,348
3.50%, 06/01/2052	28,200	25,345
3.50%, 07/01/2052	121	108
3.50%, 07/01/2052	350	313
3.50%, 07/01/2052	496	444
3.50%, 07/01/2052	2,859	2,560
3.50%, 07/01/2052	33,767	30,237
3.50%, 08/01/2052	23	21
3.50%, 04/01/2053	24,994	22,375
4.00%, 02/01/2039	74	71
4.00%, 11/01/2040	930	893
4.00%, 01/01/2042	1,078	1,022
4.00%, 03/01/2042	1,197	1,142
4.00%, 06/01/2042	4,343	4,104
4.00%, 08/01/2042	917	870
4.00%, 02/01/2043	132	125
4.00%, 12/01/2043	953	903
4.00%, 12/01/2044(15)	4	—
4.00%, 06/01/2045	1,956	1,825
4.00%, 08/01/2045(15)	2	—
4.00%, 10/01/2045	907	855
4.00%, 12/01/2045	1,486	1,408
4.00%, 03/01/2046	4,471	4,237
4.00%, 09/01/2046	463	434
4.00%, 12/01/2046	1,759	1,665
4.00%, 02/01/2047	868	822
4.00%, 02/01/2047	1,342	1,271
4.00%, 03/01/2047	554	520
4.00%, 04/01/2047	80	76
4.00%, 04/01/2047	139	131
4.00%, 04/01/2047	572	541
4.00%, 05/01/2047	14	14
4.00%, 05/01/2047	627	593
4.00%, 06/01/2047	613	579
4.00%, 07/01/2047	552	522
4.00%, 08/01/2047	13	12
4.00%, 08/01/2047	640	604
4.00%, 08/01/2047	919	871
4.00%, 08/01/2047	5,189	4,907
4.00%, 09/01/2047	100	94
4.00%, 10/01/2047	2,836	2,683
4.00%, 01/01/2048	37	35
4.00%, 01/01/2048	2,879	2,719
4.00%, 03/01/2048	112	105
4.00%, 04/01/2048	58	54
4.00%, 04/01/2048	176	166
4.00%, 05/01/2048	203	191
4.00%, 06/01/2048	3,191	2,996
4.00%, 07/01/2048(15)	2	–
4.00%, 07/01/2048	136	128
4.00%, 07/01/2048	146	138
4.00%, 07/01/2048	2,395	2,251
4.00%, 08/01/2048	9	8
4.00%, 08/01/2048	41	38
4.00%, 08/01/2048	152	143
4.00%, 09/01/2048	14	14
4.00%, 09/01/2048	60	56
4.00%, 09/01/2048	94	88
4.00%, 09/01/2048	1,028	966
4.00%, 09/01/2048	9,458	9,024
4.00%, 10/01/2048	425	399
4.00%, 11/01/2048	22	21
4.00%, 11/01/2048	175	164
4.00%, 12/01/2048	59	55
4.00%, 12/01/2048	131	123
4.00%, 12/01/2048	519	487
4.00%, 01/01/2049	2,680	2,562
4.00%, 02/01/2049	2,141	2,042
4.00%, 03/01/2049	301	284
4.00%, 03/01/2049	9,415	8,865
4.00%, 06/01/2049	12,967	12,129
4.00%, 08/01/2049	79	74
4.00%, 09/01/2049	3,876	3,618
4.00%, 10/01/2049	72	67
4.00%, 11/01/2049	308	289
4.00%, 11/01/2049	597	557
4.00%, 12/01/2049	339	317
4.00%, 12/01/2049	477	446
4.00%, 02/01/2050	3,964	3,726
4.00%, 03/01/2050	1,658	1,546
4.00%, 03/01/2050	4,238	3,960
4.00%, 04/01/2050	117	109
4.00%, 04/01/2050	694	649

4.00%, 05/01/2050	574	536
4.00%, 05/01/2050	1,579	1,479
4.00%, 06/01/2050	2,260	2,111
4.00%, 08/01/2050(15)	8	—
4.00%, 08/01/2050	700	653
4.00%, 08/01/2050	54,571	50,981
4.00%, 11/01/2050(15)	9	—
4.00%, 11/01/2050	51	48
4.00%, 11/01/2050	164	153
4.00%, 01/01/2051	202	188
4.00%, 01/01/2051	8,188	7,654
4.00%, 03/01/2051	1,052	984
4.00%, 03/01/2051	9,283	8,695
4.00%, 05/01/2051	21,273	20,030
4.00%, 10/01/2051	868	817
4.00%, 10/01/2051	21,526	20,118
4.00%, 05/01/2052	3,358	3,164
4.00%, 05/01/2052	3,558	3,300
4.50%, 11/01/2035	114	111
4.50%, 11/01/2040	791	776
4.50%, 05/01/2041	1,286	1,261
4.50%, 05/01/2041	2,134	2,089
4.50%, 06/01/2045	138	134
4.50%, 02/01/2046	739	721
4.50%, 03/01/2046	631	616
4.50%, 09/01/2046	1,015	991
4.50%, 02/01/2047	3,022	2,964
4.50%, 05/01/2047	1,739	1,705
4.50%, 11/01/2047	1,167	1,135
4.50%, 04/01/2048	629	607
4.50%, 05/01/2048	1,680	1,624
4.50%, 05/01/2048	4,084	3,949
4.50%, 08/01/2048	344	332
4.50%, 08/01/2048	2,815	2,713
4.50%, 09/01/2048	912	881
4.50%, 11/01/2048	485	468
4.50%, 12/01/2048	1,190	1,152
4.50%, 05/01/2049	1,929	1,864
4.50%, 09/01/2049	4,331	4,201
4.50%, 01/01/2050	2,425	2,322
4.50%, 07/01/2052	732	697
4.50%, 08/01/2052	7,500	7,206
4.50%, 10/01/2052	964	918
4.50%, 10/01/2052	983	936
4.50%, 11/01/2052	21,275	20,259
4.50%, 02/01/2053	4,725	4,502
4.50%, 05/01/2053	678	646
4.50%, 05/01/2053	87,051	82,893
4.50%, 08/01/2053	17,230	16,407
4.50%, 09/01/2053	982	935
5.00%, 11/01/2044	1,221	1,227
5.00%, 07/01/2052	1,354	1,343
5.00%, 07/01/2052	1,594	1,584
5.00%, 07/01/2052	2,242	2,204
5.00%, 12/01/2052	739	722
5.00%, 01/01/2053	943	922
5.00%, 01/01/2053	5,620	5,487
5.00%, 04/01/2053	6,134	6,018
5.00%, 08/01/2053	50,996	49,753
5.50%, 05/01/2034	666	680
5.50%, 12/01/2039	121	124
5.50%, 03/01/2040	739	755
5.50%, 06/01/2041	112	114
5.50%, 02/01/2042	460	469
5.50%, 10/01/2043	223	227
5.50%, 05/01/2044	2,766	2,823
5.50%, 12/01/2052	383	382
5.50%, 12/01/2052	674	671
5.50%, 01/01/2053	179	178
5.50%, 01/01/2053	513	512
5.50%, 01/01/2053	1,446	1,443
5.50%, 01/01/2053	1,909	1,905
5.50%, 02/01/2053	1,112	1,106
5.50%, 02/01/2053	2,323	2,312
5.50%, 02/01/2053	3,261	3,251
5.50%, 02/01/2053	10,355	10,329
5.50%, 03/01/2053	378	377
5.50%, 03/01/2053	1,708	1,699
5.50%, 03/01/2053	2,898	2,885
5.50%, 04/01/2053	980	975
5.50%, 05/01/2053	926	924
5.50%, 05/01/2053	937	935
5.50%, 05/01/2053	3,608	3,598
5.50%, 05/01/2053	3,693	3,686
5.50%, 05/01/2053	4,625	4,616
5.50%, 05/01/2053	57,881	57,603
5.50%, 06/01/2053	234	233
5.50%, 06/01/2053	3,231	3,225
5.50%, 06/01/2053	63,636	63,335

5.50%, 07/01/2053		1,482	1,475
5.50%, 07/01/2053		3,854	3,840
5.50%, 09/01/2053		446	443
5.50%, 10/01/2053		13,586	13,518
5.50%, 11/01/2053		1,318	1,312
5.50%, 02/01/2054		2,595	2,582
5.50%, 02/01/2054		4,528	4,505
5.50%, 03/01/2054		1,343	1,336
6.00%, 07/01/2041		2,499	2,589
6.00%, 11/01/2052		599	605
6.00%, 12/01/2052		29,746	30,065
6.00%, 01/01/2053		3,772	3,813
6.00%, 04/01/2053		2,076	2,103
6.00%, 04/01/2053		8,023	8,116
6.00%, 05/01/2053		558	565
6.00%, 05/01/2053		1,128	1,143
6.00%, 05/01/2053		3,382	3,427
6.00%, 07/01/2053		3,412	3,443
6.00%, 07/01/2053		5,087	5,155
6.00%, 08/01/2053		9,566	9,675
6.00%, 10/01/2053		233,501	235,619
6.00%, 01/01/2054		366	370
6.00%, 01/01/2054		639	648
6.00%, 01/01/2054		703	711
6.00%, 01/01/2054		704	714
6.00%, 03/01/2054		361	366
6.50%, 09/01/2053		292	298
6.50%, 09/01/2053		1,461	1,501
6.50%, 09/01/2053		12,325	12,592
6.50%, 10/01/2053		280	287
6.50%, 10/01/2053		1,497	1,529
6.50%, 10/01/2053		1,716	1,784
6.50%, 10/01/2053		3,918	4,020
6.50%, 10/01/2053		30,831	31,498
6.50%, 11/01/2053		59	61
6.50%, 11/01/2053		10,888	11,123
6.50%, 11/01/2053		64,396	65,789
6.50%, 12/01/2053		157	160
6.50%, 12/01/2053		209	214
6.50%, 12/01/2053		3,703	3,791
6.50%, 12/01/2053		8,219	8,397
6.50%, 12/01/2053		12,836	13,114
6.50%, 01/01/2054(15)		1	—
6.50%, 01/01/2054		720	740
6.50%, 01/01/2054		66,325	67,760
6.50%, 02/01/2054		129	132
6.50%, 02/01/2054		8,548	8,775
6.50%, 03/01/2054		168	172
6.50%, 03/01/2054		5,215	5,328
7.00%, 12/01/2053		1,428	1,475
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		327	285
3.50%, 03/25/2042, Series 2012-20, Class ZT		2,016	1,872
3.50%, 06/25/2047, Series 2018-38, Class PA		2,532	2,427
4.00%, 05/25/2047, Series 2018-86, Class JA		792	762
5.65% (30-day Average SOFR + 0.90%, 0.90% Floor), 12/25/2050, Series 2024-10, Class AF(2)		3,906	3,910
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		1,826	1,795
Flagstar Mortgage Trust 2017-2
3.99%, 10/25/2047, Series 2017-2, Class B1(1)(4)		1,126	1,011
Flagstar Mortgage Trust 2020-1NV
6.00% (1 Month Term SOFR + 0.96%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		690	650
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(4)		3,564	2,820
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(4)		5,155	4,130
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	7,317
Formentera Issuer Plc
5.98% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A(2)	GBP	19,703	24,878
Freddie Mac Gold Pool
2.50%, 02/01/2032		$3,253	3,041
3.00%, 03/01/2031		209	199
3.00%, 12/01/2032		731	686
3.00%, 06/01/2033		295	278
3.00%, 02/01/2038		1,031	942
3.00%, 04/01/2046		54	48
3.00%, 06/01/2046		1,990	1,756
3.00%, 08/01/2046		2,468	2,175
3.00%, 09/01/2046		7,462	6,576
3.00%, 10/01/2046		2,407	2,120
3.00%, 11/01/2046		2,683	2,363
3.00%, 12/01/2046		1,838	1,619
3.00%, 01/01/2047		3,352	2,950
3.00%, 02/01/2047		3,330	2,931
3.00%, 03/01/2047		1,976	1,739
3.00%, 04/01/2047		1,208	1,062
3.50%, 05/01/2033		148	142
3.50%, 08/01/2033		1,223	1,175
3.50%, 08/01/2033		3,597	3,458
3.50%, 11/01/2033		2,284	2,196

3.50%, 07/01/2043	147	135
3.50%, 10/01/2045	4,439	4,067
3.50%, 06/01/2046	1,732	1,581
3.50%, 08/01/2046	2,707	2,489
3.50%, 08/01/2046	8,039	7,367
3.50%, 11/01/2046	654	597
3.50%, 02/01/2047	324	296
3.50%, 04/01/2047	1,264	1,154
3.50%, 09/01/2047	4,331	3,952
3.50%, 10/01/2047	949	867
3.50%, 11/01/2047	647	590
3.50%, 11/01/2047	1,060	967
3.50%, 12/01/2047	14,454	13,235
3.50%, 01/01/2048	772	705
3.50%, 01/01/2048	10,039	9,180
3.50%, 02/01/2048	685	626
4.00%, 01/01/2045	744	711
4.00%, 12/01/2045	1,523	1,445
4.00%, 03/01/2048	3,545	3,363
4.00%, 07/01/2048	3,817	3,621
4.00%, 11/01/2048	15,071	14,298
4.50%, 05/01/2044	132	128
4.50%, 06/01/2045	328	322
4.50%, 02/01/2046	350	344
4.50%, 05/01/2046	377	371
4.50%, 06/01/2046	374	367
4.50%, 02/01/2047	292	287
4.50%, 12/01/2047	974	947
4.50%, 10/01/2048	2,256	2,188
5.00%, 07/01/2048	448	445
5.00%, 08/01/2048	211	209
5.00%, 09/01/2048	144	143
5.00%, 10/01/2048	622	617
5.00%, 11/01/2048	876	870
5.50%, 08/01/2041	2,663	2,722
8.00%, 04/01/2032	88	92
Freddie Mac Multifamily Structured Pass-Through Certificates
0.79%, 01/25/2031, Series KLU1, Class X1(4)	215,102	3,491
0.91%, 04/25/2034, Series K-1512, Class X1(4)	18,814	1,117
2.84%, 10/25/2046, Series Q010, Class APT3(4)	194	187
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,102
5.03%, 10/25/2031, Series KJ48, Class A2	805	806
6.91%, 12/25/2047, Series Q010, Class APT2(4)	66	66
Freddie Mac Pool
1.50%, 04/01/2036	808	706
1.50%, 04/01/2036	5,044	4,420
1.50%, 05/01/2036	1,106	963
1.50%, 08/01/2050	1,786	1,351
1.50%, 10/01/2050	4,429	3,348
2.00%, 09/01/2035	1,433	1,279
2.00%, 01/01/2036	3,040	2,717
2.00%, 02/01/2036	1,639	1,468
2.00%, 02/01/2036	3,134	2,798
2.00%, 03/01/2036	574	512
2.00%, 05/01/2036	3,388	3,034
2.00%, 06/01/2036	3,575	3,190
2.00%, 07/01/2036	1,518	1,358
2.00%, 04/01/2037	1,135	1,013
2.00%, 09/01/2040	8,908	7,542
2.00%, 10/01/2040	7,021	5,941
2.00%, 05/01/2041	1,582	1,335
2.00%, 02/01/2042	810	679
2.00%, 03/01/2042	2,994	2,510
2.00%, 04/01/2042	844	708
2.00%, 04/01/2042	4,891	4,107
2.00%, 08/01/2050	626	503
2.00%, 09/01/2050	891	711
2.00%, 11/01/2050	1,117	903
2.00%, 02/01/2051	35,862	28,564
2.00%, 03/01/2051	7,216	5,721
2.00%, 04/01/2051	3,700	2,988
2.00%, 04/01/2051	75,009	59,687
2.00%, 05/01/2051	2,014	1,624
2.00%, 07/01/2051	7,970	6,487
2.00%, 09/01/2051	463	373
2.00%, 09/01/2051	2,331	1,870
2.00%, 10/01/2051	623	494
2.00%, 10/01/2051	7,694	6,108
2.00%, 12/01/2051	372	303
2.00%, 12/01/2051	922	740
2.00%, 12/01/2051	1,944	1,563
2.00%, 12/01/2051	2,466	1,986
2.00%, 01/01/2052	4,306	3,505
2.00%, 01/01/2052	5,874	4,730
2.00%, 01/01/2052	18,758	15,079
2.00%, 02/01/2052	245	197
2.00%, 02/01/2052	823	653
2.00%, 02/01/2052	2,112	1,701
2.00%, 05/01/2052	41,322	32,729

2.00%, 06/01/2052	31,781	25,176
2.50%, 01/01/2035	11,805	10,853
2.50%, 01/01/2036	952	873
2.50%, 01/01/2036	1,732	1,588
2.50%, 07/01/2050	803	675
2.50%, 02/01/2051	6,928	5,856
2.50%, 05/01/2051	4,060	3,456
2.50%, 05/01/2051	18,575	15,652
2.50%, 11/01/2051	3,989	3,369
2.50%, 11/01/2051	17,903	15,077
2.50%, 12/01/2051	10,043	8,433
2.50%, 01/01/2052	12,227	10,246
2.50%, 01/01/2052	35,237	29,208
2.50%, 01/01/2052	46,465	38,978
2.50%, 02/01/2052	74,416	61,641
2.50%, 04/01/2052	19,632	16,250
2.50%, 04/01/2052	19,760	16,570
2.50%, 05/01/2052	46,058	38,089
3.00%, 05/01/2031	2,768	2,635
3.00%, 11/01/2034	759	713
3.00%, 09/01/2046	6,368	5,604
3.00%, 05/01/2047	2,549	2,253
3.00%, 09/01/2049	1,123	993
3.00%, 11/01/2049	7,845	6,898
3.00%, 01/01/2050	6,311	5,514
3.00%, 01/01/2050	24,412	21,430
3.00%, 02/01/2050	3,084	2,607
3.00%, 02/01/2050	6,756	5,922
3.00%, 04/01/2050	4,716	4,120
3.00%, 07/01/2050	20,861	18,220
3.00%, 08/01/2050	4,160	3,632
3.00%, 12/01/2050	7,204	6,320
3.00%, 01/01/2052	43	37
3.00%, 02/01/2052	70	60
3.00%, 03/01/2052	881	759
3.00%, 03/01/2052	63,521	54,676
3.00%, 04/01/2052	47	40
3.00%, 04/01/2052	443	381
3.00%, 04/01/2052	830	715
3.00%, 04/01/2052	908	783
3.00%, 04/01/2052	963	829
3.00%, 04/01/2052	28,862	24,842
3.00%, 05/01/2052	33	28
3.00%, 05/01/2052	916	789
3.00%, 05/01/2052	1,396	1,202
3.00%, 05/01/2052	5,064	4,361
3.00%, 06/01/2052	40	34
3.00%, 06/01/2052	280	241
3.00%, 06/01/2052	974	838
3.00%, 06/01/2052	1,160	999
3.00%, 06/01/2052	1,419	1,221
3.00%, 06/01/2052	12,623	10,865
3.00%, 06/01/2052	53,390	45,974
3.00%, 07/01/2052	42	36
3.00%, 07/01/2052	956	824
3.00%, 07/01/2052	2,200	1,895
3.00%, 07/01/2052	3,194	2,749
3.00%, 07/01/2052	248,005	213,557
3.00%, 08/01/2052	6,221	5,357
3.00%, 01/01/2053	55,491	47,760
3.50%, 06/01/2033	2,765	2,659
3.50%, 06/01/2042	27	25
3.50%, 06/01/2046	273	249
3.50%, 11/01/2047	11,558	10,568
3.50%, 12/01/2047	138	126
3.50%, 03/01/2048	3,213	2,942
3.50%, 08/01/2049	2,037	1,851
3.50%, 01/01/2050	389	355
3.50%, 11/01/2050	1,917	1,742
3.50%, 02/01/2052	22	20
3.50%, 04/01/2052	5,579	4,994
3.50%, 05/01/2052	185	166
3.50%, 05/01/2052	965	864
3.50%, 05/01/2052	32,039	28,688
3.50%, 06/01/2052	920	827
3.50%, 06/01/2052	976	874
3.50%, 06/01/2052	2,764	2,475
3.50%, 06/01/2052	4,667	4,179
3.50%, 06/01/2052	33,753	30,223
3.50%, 06/01/2052	51,764	46,350
3.50%, 07/01/2052	2,740	2,453
3.50%, 07/01/2052	37,646	33,710
3.50%, 07/01/2052	111,821	100,125
3.50%, 08/01/2052	27,718	24,818
3.50%, 08/01/2052	38,897	34,823
4.00%, 08/01/2038	291	279
4.00%, 11/01/2042	308	290
4.00%, 05/01/2047	159	150
4.00%, 04/01/2048	55	52

4.00%, 04/01/2048	182	172
4.00%, 07/01/2048	9	8
4.00%, 07/01/2048	200	189
4.00%, 07/01/2048	483	457
4.00%, 11/01/2048	265	250
4.00%, 12/01/2048	237	223
4.00%, 12/01/2049	1,489	1,398
4.00%, 01/01/2050	1,829	1,706
4.00%, 02/01/2050	1,214	1,139
4.00%, 03/01/2050	59	55
4.00%, 03/01/2050	139	131
4.00%, 03/01/2050	4,377	4,140
4.00%, 05/01/2050	31	29
4.00%, 05/01/2050	62	58
4.00%, 06/01/2050(15)	7	—
4.00%, 06/01/2050	80	75
4.00%, 06/01/2050	523	487
4.00%, 02/01/2051	1,820	1,718
4.00%, 05/01/2051	194	180
4.00%, 09/01/2051	55	51
4.00%, 06/01/2052	4,131	3,901
4.00%, 07/01/2052	7,966	7,388
4.00%, 10/01/2052	65,095	60,281
4.50%, 03/01/2050	1,364	1,320
4.50%, 07/01/2052	693	660
4.50%, 07/01/2052	4,225	4,023
4.50%, 08/01/2052	1,355	1,290
4.50%, 08/01/2052	49,533	47,166
4.50%, 10/01/2052	984	937
4.50%, 11/01/2052	2,009	1,913
4.50%, 06/01/2053	983	936
4.50%, 08/01/2053	979	932
4.50%, 09/01/2053	979	933
5.00%, 12/01/2041	527	526
5.00%, 03/01/2042	143	145
5.00%, 06/01/2052	161	158
5.00%, 07/01/2052	2,262	2,243
5.00%, 08/01/2052	6,500	6,394
5.00%, 09/01/2052	231	227
5.00%, 10/01/2052	772	758
5.00%, 10/01/2052	51,504	50,288
5.00%, 11/01/2052	1,559	1,525
5.00%, 12/01/2052	1,750	1,712
5.00%, 12/01/2052	1,989	1,946
5.00%, 12/01/2052	3,304	3,231
5.00%, 01/01/2053	2,065	2,019
5.00%, 02/01/2053	672	657
5.00%, 06/01/2053	38,035	37,107
5.50%, 08/01/2026(15)	0	0
5.50%, 09/01/2052	567	565
5.50%, 01/01/2053	479	477
5.50%, 01/01/2053	490	489
5.50%, 01/01/2053	2,239	2,232
5.50%, 01/01/2053	17,525	17,449
5.50%, 02/01/2053	629	627
5.50%, 02/01/2053	1,333	1,329
5.50%, 03/01/2053	43	43
5.50%, 03/01/2053	4,184	4,174
5.50%, 03/01/2053	5,150	5,125
5.50%, 04/01/2053	14,834	14,764
5.50%, 05/01/2053	959	956
5.50%, 05/01/2053	3,948	3,939
5.50%, 05/01/2053	4,468	4,460
5.50%, 06/01/2053	175,756	174,870
5.50%, 07/01/2053	942	938
5.50%, 07/01/2053	2,097	2,087
5.50%, 07/01/2053	11,133	11,095
5.50%, 07/01/2053	17,278	17,201
5.50%, 08/01/2053	674	671
5.50%, 11/01/2053	148,573	147,824
5.50%, 12/01/2053	6,004	5,974
6.00%, 11/01/2052	571	579
6.00%, 01/01/2053	2,722	2,751
6.00%, 01/01/2053	9,514	9,611
6.00%, 02/01/2053	1,472	1,488
6.00%, 03/01/2053	925	935
6.00%, 04/01/2053	1,684	1,705
6.00%, 05/01/2053	1,416	1,434
6.00%, 05/01/2053	3,728	3,774
6.00%, 06/01/2053	3,170	3,212
6.00%, 08/01/2053	4,553	4,594
6.00%, 10/01/2053	27,891	28,143
6.00%, 11/01/2053	2,899	2,939
6.50%, 10/01/2053	319	331
6.50%, 10/01/2053	1,760	1,798
6.50%, 10/01/2053	5,625	5,770
6.50%, 11/01/2053	51	52
6.50%, 11/01/2053	400	409
6.50%, 11/01/2053	1,775	1,821

6.50%, 12/01/2053	56	58
6.50%, 12/01/2053	249	255
6.50%, 12/01/2053	24,998	25,538
6.50%, 12/01/2053	121,451	124,079
6.50%, 01/01/2054(15)	1	—
6.50%, 01/01/2054	582	596
6.50%, 01/01/2054	236,941	242,068
6.50%, 02/01/2054	5,076	5,186
6.50%, 03/01/2054	1,880	1,921
6.50%, 03/01/2054	3,000	3,065
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	574	504
3.00%, 04/15/2049, Series 4879, Class BC	1,928	1,694
3.00%, 02/25/2052, Series 5196, Class DI	1,310	201
3.50%, 03/25/2051, Series 5081, Class AI	712	133
Freddie Mac STACR REMIC Trust 2021-DNA3
7.42% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	5,110	5,199
Freddie Mac STACR REMIC Trust 2021-DNA5
6.97% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	2,169	2,177
Freddie Mac STACR REMIC Trust 2021-DNA6
6.82% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)	18,350	18,376
Freddie Mac STACR REMIC Trust 2021-HQA3
6.17% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	6,220	6,190
Freddie Mac STACR REMIC Trust 2022-DNA7
10.32% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B(1)(2)	9,000	9,888
Freddie Mac STACR REMIC Trust 2023-DNA2
7.42% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A(1)(2)	3,569	3,634
Freddie Mac STACR Trust 2018-DNA2
6.38% (30-day Average SOFR + 1.06%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	1,870	1,871
Freddie Mac STACR Trust 2018-DNA3
6.33% (30-day Average SOFR + 1.01%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)	967	967
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	33,678	30,274
3.00%, 10/15/2052, Series 389, Class C45	10,211	1,679
Freddie Mac Whole Loan Securities Trust
3.64%, 12/25/2046, Series 2017-SC01, Class M1(1)(4)	724	701
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(1)(4)	5,440	5,218
FREMF 2019-K94 Mortgage Trust
3.96%, 07/25/2052, Series 2019-K94, Class B(1)(4)	2,800	2,620
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(1)(4)	2,895	2,674
FS Rialto 2022-Fl4 Issuer LLC
7.22% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)	4,908	4,906
FS Rialto 2022-FL6 Issuer LLC
7.91% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A(1)(2)	3,607	3,609
FS Rialto 2022-FL7 Issuer LLC
8.22% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A(1)(2)	1,583	1,591
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(4)	301	276
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(4)	256	238
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(4)	1,058	1,041
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(4)	1,456	1,373
GCAT 2022-CM1 Trust
2.89%, 12/27/2066, Series 2022-HX1, Class A1(1)(4)	158	143
GCAT 2022-NQM4 Trust
5.27%, 08/25/2067, Series 2022-NQM4, Class A1(1)(3)	1,901	1,878
GCAT 2023-NQM4 Trust
4.25%, 05/25/2067, Series 2023-NQM4, Class A1(1)(4)	2,249	2,080
GCT Commercial Mortgage Trust 2021-GCT
7.14% (1 Month Term SOFR + 1.81%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	902
Ginnie Mae
2.00%, 04/01/2051(14)	52,270	42,815
2.50%, 04/01/2054(14)	141,661	120,641
3.00%, 07/20/2049, Series 2019-90, Class HE	158	138
3.00%, 09/20/2049, Series 2019-119, Class JE	1,182	1,035
3.00%, 04/01/2054(14)	11,777	10,385
3.50%, 08/20/2048, Series 2018-115, Class DE	2,243	2,030
3.50%, 09/20/2048, Series 2018-124, Class NW	1,576	1,427
3.50%, 12/20/2048, Series 2019-44, Class CA	2	2
3.50%, 04/01/2054(14)	1,050	955
4.00%, 04/01/2054(14)	23,822	22,290
4.50%, 04/01/2054(14)	167,305	160,751
5.00%, 04/01/2054(14)	162,408	159,608
5.50%, 04/01/2054(14)	3,460	3,457
5.50%, 05/01/2054(14)	69,000	68,903
6.00%, 04/01/2054(14)	18,935	19,100
6.50%, 04/01/2054(14)	15,607	15,867
Ginnie Mae I Pool
4.50%, 05/15/2041	221	214
5.00%, 09/15/2041	98	101
5.00%, 07/15/2044	66	65
7.50%, 08/15/2033	55	57
Ginnie Mae II Pool
2.00%, 08/20/2050	12,833	10,532
2.00%, 11/20/2050	1,716	1,406

2.00%, 01/20/2051	20,609	16,897
2.00%, 02/20/2051	1,530	1,253
2.50%, 04/20/2051	3,059	2,608
2.50%, 10/20/2051	49,626	42,273
2.50%, 12/20/2051	14,654	12,482
3.00%, 02/20/2043	1,070	944
3.00%, 06/20/2045	11,407	10,201
3.00%, 10/20/2045	2,270	2,037
3.00%, 05/20/2046	3,580	3,203
3.00%, 07/20/2046	4,385	3,922
3.00%, 10/20/2046	685	613
3.00%, 12/20/2046	1,686	1,507
3.00%, 03/20/2047	449	401
3.00%, 09/20/2047	4,479	3,999
3.00%, 11/20/2047	1,560	1,392
3.00%, 01/20/2048	1,978	1,766
3.00%, 10/20/2049	4,220	3,658
3.00%, 03/20/2050	2,112	1,836
3.00%, 04/20/2050	111	96
3.00%, 04/20/2051	10,481	9,270
3.00%, 07/20/2051	20,545	18,115
3.50%, 06/20/2043	714	664
3.50%, 07/20/2043	723	672
3.50%, 01/20/2045	906	833
3.50%, 12/20/2045	839	775
3.50%, 01/20/2046	577	534
3.50%, 03/20/2046	6,263	5,759
3.50%, 04/20/2046	2,091	1,933
3.50%, 05/20/2046	957	884
3.50%, 06/20/2046	1,353	1,250
3.50%, 12/20/2046	1,436	1,326
3.50%, 01/20/2047	1,746	1,609
3.50%, 04/20/2047	2,316	2,132
3.50%, 05/20/2047	102	94
3.50%, 06/20/2047	6,073	5,605
3.50%, 07/20/2047	1,762	1,626
3.50%, 08/20/2047	1,566	1,444
3.50%, 09/20/2047	3,967	3,653
3.50%, 10/20/2047	315	290
3.50%, 11/20/2047	5,442	5,007
3.50%, 12/20/2047	3,595	3,308
3.50%, 01/20/2048	2,480	2,281
3.50%, 02/20/2048	1,234	1,134
3.50%, 02/20/2048	3,632	3,348
3.50%, 02/20/2048	5,710	5,253
3.50%, 04/20/2048	10,137	9,290
3.50%, 05/20/2048	2,821	2,598
3.50%, 06/20/2049	197	177
3.50%, 07/20/2049	1,155	1,041
3.50%, 03/20/2050	429	392
3.50%, 02/20/2051	8,698	7,992
3.50%, 08/20/2051	8,509	7,767
4.00%, 09/20/2045	622	594
4.00%, 03/20/2047	452	429
4.00%, 04/20/2047	940	891
4.00%, 05/20/2047	741	702
4.00%, 06/20/2047	835	793
4.00%, 09/20/2047	1,170	1,109
4.00%, 11/20/2047	829	788
4.00%, 12/20/2047	800	759
4.00%, 01/20/2048	1,081	1,024
4.00%, 06/20/2048	4,222	3,982
4.00%, 08/20/2048	1,560	1,471
4.00%, 09/20/2048	901	853
4.00%, 10/20/2048	351	331
4.00%, 10/20/2050	7,534	7,123
4.50%, 07/20/2045	1,339	1,321
4.50%, 09/20/2046	1,639	1,585
4.50%, 01/20/2047	1,052	1,037
4.50%, 05/20/2047	1,800	1,759
4.50%, 06/20/2047	2,478	2,422
4.50%, 08/20/2047	713	696
4.50%, 09/20/2047	697	682
4.50%, 08/20/2048	2,925	2,847
4.50%, 09/20/2048	319	310
5.00%, 12/20/2044	125	126
5.00%, 06/20/2047	1,245	1,243
5.00%, 09/20/2047	710	709
5.00%, 12/20/2047	505	504
5.00%, 01/20/2048	610	608
5.00%, 02/20/2048	491	494
5.00%, 08/20/2048	1,039	1,035
5.00%, 10/20/2048	934	931
5.50%, 05/20/2048	847	863
5.50%, 11/20/2048	508	516
5.50%, 03/20/2049	690	701
Government National Mortgage Association
1.05%, 01/16/2061, Series 2021-17, Class IO(4)	12,624	931
1.25%, 01/16/2061, Series 2021-31, Class B	9,591	7,035

1.25%, 09/16/2062, Series 2020-193, Class AC		4,592	3,379
1.29%, 03/16/2063, Series 2021-36, Class IO(4)		59,003	4,810
1.34%, 06/16/2063, Series 2021-14, Class AB		5,501	4,091
1.40%, 06/16/2063, Series 2021-21, Class AH		8,826	6,629
1.50%, 06/16/2063, Series 2021-2, Class AH		12,933	9,702
2.25%, 04/16/2065, Series 2023-119, Class AD		876	703
3.00%, 08/20/2050, Series 2021-97, Class LI		4,172	660
3.00%, 02/20/2051, Series 2021-58, Class IY		3,434	543
3.00%, 05/20/2051, Series 2022-85, Class IK		2,528	399
3.00%, 05/20/2051, Series 2021-83, Class PI		3,265	516
3.00%, 05/20/2051, Series 2021-78, Class IP		4,027	636
3.00%, 08/20/2051, Series 2021-140, Class JI		278	44
3.00%, 08/20/2051, Series 2022-78, Class IO		2,704	424
3.75%, 05/16/2065, Series 2023-118, Class BA(4)		451	419
6.50% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 02/20/2054, Series 2024-30, Class DF(2)		3,990	3,992
Great Wolf Trust 2019-WOLF
6.67% (1 Month Term SOFR + 1.35%, 1.12% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		4,017	4,016
6.97% (1 Month Term SOFR + 1.65%, 1.53% Floor), 12/15/2036, Series 2019-WOLF, Class B(1)(2)		8,444	8,431
Great Wolf Trust 2024-WOLF
6.84% (1 Month Term SOFR + 1.54%, 1.54% Floor), 03/15/2039, Series 2024-WOLF, Class A(1)(2)		1,691	1,694
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
6.62% (1 Month Term SOFR + 1.29%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		269	267
Greystone CRE Notes 2021-FL3 Ltd.
6.46% (1 Month Term SOFR + 1.13%, 1.02% Floor), 07/15/2039, Series 2021-FL3, Class A(1)(2)		548	543
Grifonas Finance No 1 Plc
4.18% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	2,302	2,379
GS Mortgage Securities Corp. II
7.43%, 09/10/2038, Series 2023-SHIP, Class E(1)(4)		$5,428	5,438
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A(1)		4,135	3,068
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.72%, 04/10/2031, Series 2013-G1, Class B(1)(4)		1,819	1,684
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class D(1)(4)		5,150	2,405
3.55%, 03/05/2033, Series 2013-PEMB, Class A(1)(4)		4,610	3,649
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	7,818
GS Mortgage Securities Corp. Trust 2021-DM
6.33% (1 Month Term SOFR + 1.00%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		8,981	8,933
GS Mortgage Securities Corp. Trust 2022-AGSS
7.52% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740	1,751
8.02% (1 Month Term SOFR + 2.69%, 2.79% Floor), 11/15/2027, Series 2022-AGSS, Class A(1)(2)		2,883	2,892
GS Mortgage Securities Corportation Trust 2021-IP
6.39% (1 Month Term SOFR + 1.06%, 0.95% Floor), 10/15/2036, Series 2021-IP, Class A(1)(2)		1,110	1,094
GS Mortgage Securities Trust 2011-GC5
5.15%, 08/10/2044, Series 2011-GC5, Class D(1)(4)		266	98
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(4)		13,272	11,290
GS Mortgage-Backed Securities Trust 2020-INV1
2.92%, 10/25/2050, Series 2020-INV1, Class A14(1)(4)		3,477	2,929
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(4)		5,334	4,223
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(4)		3,356	2,658
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(4)		9,682	8,434
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2(1)(4)		10,048	8,050
GS Mortgage-Backed Securities Trust 2022-NQM1
4.00%, 05/25/2062, Series 2022-NQM1, Class A4(1)(4)		230	208
HarborView Mortgage Loan Trust 2005-9
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		4,398	4,000
HarborView Mortgage Loan Trust 2006-10
5.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		6,775	5,328
HarborView Mortgage Loan Trust 2006-12
5.85% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		23,845	19,091
HarborView Mortgage Loan Trust 2006-7
5.84% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,059	1,793
HarborView Mortgage Loan Trust 2007-6
5.64% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		5,502	4,708
Harbour No 1 Plc
6.02% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	573	723
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(4)		$1,218	1,199
Hawaii Hotel Trust 2019-MAUI
6.82% (1 Month Term SOFR + 1.50%, 1.45% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,149
HIG RCP 2023-FL1 LLC
7.60% (1 Month Term SOFR + 2.27%, 2.27% Floor), 09/19/2038, Series 2023-FL1, Class A(1)(2)		1,970	1,969
Hilton Orlando Trust 2018-ORL
6.92% (1 Month Term SOFR + 1.60%, 1.30% Floor), 12/15/2034, Series 2018-ORL, Class C(1)(2)		14,000	13,991
HIT Trust 2022-HI32
7.72% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2024, Series 2022-HI32, Class A(1)(2)		378	379
Homeward Opportunities Fund Trust 2022-1
5.05%, 07/25/2067, Series 2022-1, Class M1(1)(4)		2,331	2,193
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(3)		3,463	3,418
HONO 2021-LULU Mortgage Trust
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 10/15/2036, Series 2021-LULU, Class A(1)(2)		2,446	2,356
HPLY Trust 2019-HIT
7.04% (1 Month Term SOFR + 1.71%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)		7,448	7,382

HSI Asset Securitization Corp. Trust 2005-NC1
6.40% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		5,587	5,323
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7(1)		908	882
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540	3,312
ILPT Commercial Mortgage Trust 2022-LPF2
7.57% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)		2,822	2,819
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575	7,144
Impac CMB Trust Series 2004-7
6.08% (1 Month Term SOFR + 0.75%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		1,545	1,487
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(4)		2,563	2,086
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		3,265	3,127
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.89%, 08/25/2036, Series 2006-AR19, Class 5A2(4)		13,534	10,193
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.93%, 08/25/2037, Series 2007-AR15, Class 1A1(4)		3,048	2,098
INTOWN 2022-STAY Mortgage Trust
7.81% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A(1)(2)		1,920	1,930
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.77%, 12/15/2047, Series 2012-LC9, Class D(1)(4)		215	185
3.77%, 12/15/2047, Series 2012-LC9, Class C(1)(4)		4,490	4,122
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993	1,805
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038, Series 2016-NINE, Class B(1)(4)		1,193	1,093
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
6.42% (1 Month Term SOFR + 1.10%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		6,551	6,523
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)		965	893
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)		10,060	7,745
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)		8,013	7,215
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
6.74% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000	4,313
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
7.41% (1 Month Term SOFR + 2.08%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)		8,700	8,637
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
6.24% (1 Month Term SOFR + 0.91%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		142	142
6.74% (1 Month Term SOFR + 1.41%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		1,000	996
7.14% (1 Month Term SOFR + 1.81%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)		4,263	4,234
JP Morgan Chase Commercial Mortgage Securities Trust 2022-CGSS
8.20% (1 Month Term SOFR + 2.87%, 2.97% Floor), 12/15/2036, Series 2022-CGSS, Class A(1)(2)		1,828	1,831
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
7.50% (1 Month Term SOFR + 2.18%, 2.18% Floor), 09/15/2039, Series 2022-NXSS, Class A(1)(2)		2,895	2,903
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A(1)		5,800	6,057
JP Morgan Mortgage Trust 2019-7
2.99%, 02/25/2050, Series 2019-7, Class B2A(1)(4)		4,907	4,085
JP Morgan Mortgage Trust 2019-INV1
4.94%, 10/25/2049, Series 2019-INV1, Class B3(1)(4)		1,445	1,359
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(4)		727	646
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(4)		851	758
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(4)		2,809	2,368
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(4)		749	658
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(4)		1,110	939
JP Morgan Mortgage Trust 2020-LTV1
3.24%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(4)		4,572	3,834
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(4)		35,581	28,507
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(4)		16,501	13,220
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(4)		6,957	5,809
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(4)		4,232	3,502
JP Morgan Trust 2015-1
6.68%, 12/25/2044, Series 2015-1, Class B4(1)(4)		651	619
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		1,841	1,766
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(4)		4,990	4,607
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,645
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.42%, 06/15/2051, Series 2018-C8, Class AS		64	59
Kinbane 2022-RPL 1 DAC
4.72% (1 Month EURIBOR + 0.85%), 09/25/2062, Series 2022-RPL1A, Class A(1)(2)	EUR	13,511	14,529
KREF 2022-FL3 Ltd.
6.78% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)		$10,000	9,938
KSL Commercial Mortgage Trust 2023-HT
7.62% (1 Month Term SOFR + 2.29%, 2.29% Floor), 12/15/2036, Series 2023-HT, Class A(1)(2)		1,760	1,770
Legacy Mortgage Asset Trust 2020-GS1
6.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(3)		2,482	2,482

Legacy Mortgage Asset Trust 2020-SL1
5.73%, 01/25/2060, Series 2020-SL1, Class A(1)(3)		199	199
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(3)		3,873	3,754
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(3)		8,035	7,769
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(3)		9,248	8,945
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(3)		6,462	6,235
Lehman XS Trust Series 2005-5N
5.80% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	8,014
Life 2021-BMR Mortgage Trust
7.79% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		9,830	9,510
8.39% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		9,214	8,852
LoanCore 2022-CRE7 Issuer Ltd.
6.87% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)		10,852	10,805
Ludgate Funding Plc
5.92% (3 Month LIBOR GBP + 0.60%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	370	456
LUX 2023-LION
8.02% (1 Month Term SOFR + 2.69%, 2.69% Floor), 08/15/2040, Series 2023-LION, Class A(1)(2)		$741	748
Mansard Mortgages 2007-1 Plc
5.52% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)	GBP	3,628	4,490
5.64% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		3,508	4,305
Med Trust 2021-MDLN
6.39% (1 Month Term SOFR + 1.06%, 0.95% Floor), 11/15/2038, Series 2021-MDLN, Class A(1)(2)		$5,275	5,261
6.89% (1 Month Term SOFR + 1.56%, 1.45% Floor), 11/15/2038, Series 2021-MDLN, Class B(1)(2)		6,384	6,366
7.24% (1 Month Term SOFR + 1.91%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		6,195	6,176
7.44% (1 Month Term SOFR + 2.11%, 2.00% Floor), 11/15/2038, Series 2021-MDLN, Class D(1)(2)		2,831	2,821
8.59% (1 Month Term SOFR + 3.26%, 3.15% Floor), 11/15/2038, Series 2021-MDLN, Class E(1)(2)		100	99
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(4)		8,972	7,188
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
5.86% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1(2)		27,475	4,967
Merrill Lynch Mortgage Investors Trust Series 2006-AF2
5.76% (1 Month Term SOFR + 0.43%, 0.32% Floor), 09/25/2037, Series 2006-AF2, Class AV1(2)		254	136
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
5.12%, 04/25/2029, Series 2004-HB1, Class A3(4)		221	193
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(4)		6,142	5,781
MF1 2020-FL4 Ltd.
7.14% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)		13,132	13,136
MF1 2021-FL6 Ltd.
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)		14,127	14,039
MF1 2021-FL7 Ltd.
6.52% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)		18,198	18,062
MF1 2021-W10X
6.40% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	5,101
MF1 2022-FL10 LLC
7.96% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)		793	795
MF1 2022-FL8 Ltd.
6.68% (1 Month Term SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)		5,879	5,817
MF1 2022-FL9 LLC
7.48% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)		1,546	1,547
MF1 2023-FL12 LLC
7.39% (1 Month Term SOFR + 2.07%, 2.07% Floor), 10/19/2038, Series 2023-FL12, Class A(1)(2)		724	724
MF1 2024-FL14 LLC
7.06% (1 Month Term SOFR + 1.74%, 1.74% Floor), 03/19/2039, Series 2024-FL14, Class A(1)(2)		610	610
MF1 Multifamily Housing Mortgage Loan Trust
6.64% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,738
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(4)		2,272	1,953
MFA 2022-INV3 Trust
4.27%, 12/25/2066, Series 2022-NQM1, Class M1(1)(4)		1,603	1,382
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(3)		16,552	16,400
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)(4)		26,317	24,287
MHC Commercial Mortgage Trust 2021-MHC
6.24% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		156	155
6.79% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		2,936	2,915
MHC Trust 2021-MHC2
7.39% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)		1,640	1,616
7.84% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)		2,400	2,340
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(4)		861	840
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(4)		494	472
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(4)		737	713
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(4)		1,188	1,088
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(4)		1,936	1,841
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(4)		1,115	962
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(4)		5,147	4,867
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(4)		1,000	839

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.08%, 08/15/2046, Series 2013-C11, Class B(4)		1,563	957
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
6.05%, 10/15/2046, Series 2013-C12, Class C(4)		900	830
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		632	628
4.46%, 08/15/2047, Series 2014-C17, Class B(4)		122	119
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,828
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	3,014
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044, Series 2011-C2, Class E(1)(4)		1,415	1,071
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,310
Morgan Stanley Capital I Trust 2018-SUN
7.02% (1 Month Term SOFR + 1.70%, 1.65% Floor), 07/15/2035, Series 2018-SUN, Class C(1)(2)		16,000	15,930
Morgan Stanley Capital I Trust 2021-230P
7.24% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C(1)(2)		9,974	8,820
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	1,980
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		685	610
MSWF Commercial Mortgage Trust 2023-2
0.91%, 12/15/2056, Series 2023-2, Class XA(4)		19,466	1,289
6.01%, 12/15/2056, Series 2023-2, Class A5(4)		210	225
MTN Commercial Mortgage Trust 2022-LPFL
6.73% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A(1)(2)		14,830	14,675
New Orleans Hotel Trust 2019-HNLA
6.36% (1 Month Term SOFR + 1.04%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,879
6.66% (1 Month Term SOFR + 1.34%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,161
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(4)		15,418	14,470
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(4)		8,812	7,693
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(4)		866	790
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(4)		5,440	4,767
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(4)		894	777
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(4)		1,099	949
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A(1)(3)		38,926	39,370
Newgate Funding Plc
5.49% (3 Month LIBOR GBP + 0.17%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	5,658	7,038
NJ Trust 2023-GSP
6.48%, 01/06/2029, Series 2023-GSP, Class A(1)(4)		$840	878
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(4)		18,133	16,457
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1(1)(4)		8,827	7,789
NYO Commercial Mortgage Trust 2021-1290
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900	10,546
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(4)		215	198
6.29% (1 Month Term SOFR + 0.96%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		26	26
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(4)		641	595
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(4)		438	392
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(4)		976	864
6.19% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		193	185
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(4)		2,360	1,993
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(4)		1,826	1,583
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(4)		1,070	939
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(4)		7,670	5,949
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(4)		2,172	1,688
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1(1)(3)		23,192	23,096
OBX 2023-NQM4 Trust
6.11%, 03/25/2063, Series 2023-NQM4, Class A1(1)(3)		12,065	12,062
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A(1)(3)		10,168	10,255
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1(1)(3)		7,819	7,914
ONE 2021-PARK Mortgage Trust
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)		2,175	2,047
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		8,024	6,852
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		7,017	6,477
One New York Plaza Trust 2020-1NYP
6.39% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/15/2036, Series 2020-1NYP, Class A(1)(2)		10,921	10,649

OPEN Trust 2023-AIR
8.41% (1 Month Term SOFR + 3.09%, 3.09% Floor), 10/15/2028, Series 2023-AIR, Class A(1)(2)		1,397	1,411
PFP 2022-9 Ltd.
7.60% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)		1,770	1,774
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(4)		486	411
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(4)		259	248
PRKCM 2022-AFC2 Trust
5.34%, 08/25/2057, Series 2022-AFC2, Class A1(1)(4)		1,955	1,925
PRKCM 2024-AFC1
6.33%, 03/25/2059, Series 2024-AFC1, Class A1(1)(3)		6,296	6,305
PRPM 2020-4 LLC
5.61%, 10/25/2025, Series 2020-4, Class A1(1)(3)		1,965	1,961
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(3)		11,727	11,499
PRPM 2021-2 LLC
5.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)		1,709	1,692
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1(1)(3)		6,801	6,536
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1(1)(3)		779	748
PRPM 2024-NQM1 Trust
6.27%, 12/25/2068, Series 2024-NQM1, Class A1(1)(3)		2,300	2,301
PRPM 2024-RCF1 LLC
4.00%, 01/25/2054, Series 2024-RCF1, Class A1(1)(3)		1,631	1,557
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series RCF2, Class A1(1)(3)		5,855	5,573
PRPM LLC
5.50%, 08/25/2067, Series 2022-NQM1, Class A1(1)(3)		17,045	16,772
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,287	1,744
RALI Series 2007-QH8 Trust
6.01%, 10/25/2037, Series 2007-QH8, Class A(4)		721	596
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		12,258	9,875
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(4)		15,069	12,101
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(4)		14,695	11,797
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(4)		9,014	7,236
Ready Capital Mortgage Financing 2022-FL10 LLC
7.88% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A(1)(2)		3,085	3,100
Ready Capital Mortgage Financing 2022-FL9 LLC
7.80% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		558	559
Ready Capital Mortgage Financing 2023-FL11 LLC
7.70% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A(1)(2)		1,613	1,614
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(4)	CAD	339	250
Residential Mortgage Securities 32 Plc
6.47% (Sterling Overnight Index Average + 1.25%), 06/20/2070, Series 32A, Class A(1)(2)	GBP	970	1,226
7.13% (Sterling Overnight Index Average + 1.90%), 06/20/2070, Series 32X, Class B(2)		5,000	6,317
RIAL 2022-FL8 Issuer Ltd.
7.58% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		$3,298	3,286
Ripon Mortgages Plc
5.92% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	32,773	41,335
SCOTT Trust 2023-SFS
5.91%, 03/15/2040, Series 2023-SFS, Class A(1)		$5,330	5,360
Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1(1)(4)		241	234
Sequoia Mortgage Trust 2003-2
6.10% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		124	119
Sequoia Mortgage Trust 2004-9
6.42% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		660	597
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1(4)		383	357
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(4)		346	323
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(4)		173	159
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(4)		179	164
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(4)		38	34
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(4)		131	121
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(4)		120	116
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(4)		50	49
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(4)		298	291
Sequoia Mortgage Trust 2019-CH3
4.00%, 09/25/2049, Series 2019-CH3, Class A1(1)(4)		181	167
SFO Commercial Mortgage Trust 2021-555
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,765
7.24% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550	6,124
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1(1)(3)		399	397
SMRT 2022-MINI
6.33% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A(1)(2)		5,200	5,168

7.28% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,120	1,100
Spruce Hill Mortgage Loan Trust 2022-SH1
4.10%, 07/25/2057, Series 2022-SH1, Class A3(1)(3)		676	603
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,340
Stratton Mortgage Funding 2024-1 Plc
(Sterling Overnight Index Average + 1.75%), 06/20/2060, Series 1A, Class B(1)	GBP	19,600	24,764
(Sterling Overnight Index Average + 1.15%), 06/20/2060, Series 1A, Class A(1)		43,700	55,269
STWD 2019-FL1 Ltd.
6.52% (1 Month Term SOFR + 1.19%, 1.19% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)		$1,076	1,072
STWD 2021-LIH Mortgage Trust
7.40% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		16,200	15,987
8.34% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877	6,650
STWD Trust 2021-FLWR
7.36% (1 Month Term SOFR + 2.04%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		9,325	9,194
Taubman Centers Commercial Mortgage Trust 2022-DPM
7.51% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,380	2,398
THPT 2023-THL Mortgage Trust
6.99%, 12/10/2034, Series 2023-THL, Class A(1)(4)		557	570
Toorak Mortgage Corp. 2021-1 Ltd.
3.24%, 06/25/2024, Series 2021-1, Class A1(1)(3)		3,252	3,217
Towd Point Mortgage Funding
6.57% (Sterling Overnight Index Average + 1.35%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	49,594	62,624
Towd Point Mortgage Funding 2018—Auburn 12 Plc
6.69% (Sterling Overnight Index Average + 1.47%, 1.35% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		955	1,207
Towd Point Mortgage Funding 2019—Granite4 Plc
6.30% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		9,369	11,828
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(4)		$45	44
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(4)		2	2
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(4)		6,315	6,024
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(4)		320	305
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(4)		3,873	3,285
Towd Point Mortgage Trust 2017-5
6.04% (1 Month Term SOFR + 0.71%), 02/25/2057, Series 2017-5, Class A1(1)(2)		64	65
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(4)		2,394	2,303
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(4)		1,015	841
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(4)		2,250	1,853
3.25%, 07/25/2058, Series 2018-5, Class A1(1)(4)		7,937	7,424
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)		4,640	4,403
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(4)		9,810	8,478
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(4)		46,203	43,181
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(4)		1,155	995
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(4)		575	485
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(4)		310	252
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)		24,702	23,245
Trinity Square 2021-1 Plc
6.62% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	14,460
6.92% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	4,145
7.22% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	2,981
7.97% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,441
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(4)		$3,162	2,712
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(4)		9,261	8,249
TYSN 2023-CRNR Mortgage Trust
6.58%, 12/10/2033, Series 2023-CRNR, Class A(1)(4)		770	805
Uropa Securities Plc
4.13% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)	EUR	1,308	1,363
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(4)		$5,692	4,507
VASA Trust 2021-VASA
6.69% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	11,523
7.19% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	8,594
Velocity Commercial Capital Loan Trust 2020-1
2.61%, 02/25/2050, Series 2020-1, Class AFX(1)(4)		1,379	1,232
Velocity Commercial Capital Loan Trust 2024-1
6.55%, 01/25/2054, Series 2024-1, Class A(1)(4)		2,820	2,839
Verus Securitization Trust 2019-4
3.64%, 11/25/2059, Series 2019-4, Class A1(1)(3)		511	495
3.85%, 11/25/2059, Series 2019-4, Class A2(1)(3)		702	680
4.00%, 11/25/2059, Series 2019-4, Class A3(1)(3)		1,042	1,009
Verus Securitization Trust 2019-INV2
4.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(4)		927	888
Verus Securitization Trust 2019-INV3
3.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(4)		1,197	1,160

Verus Securitization Trust 2020-1
3.72%, 01/25/2060, Series 2020-1, Class A3(1)(3)	1,976	1,895
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(4)	1,944	1,701
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1(1)(4)	7,512	6,227
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1(1)(4)	18,485	15,346
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1(1)(4)	9,279	8,029
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(4)	12,273	10,501
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(4)	1,127	1,024
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(4)	1,915	1,698
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A1(1)(3)	5,970	5,565
Verus Securitization Trust 2022-3
4.08%, 02/25/2067, Series 2022-3, Class B1(1)(4)	1,334	1,032
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(3)	19,803	18,536
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(3)	11,541	11,264
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(3)	14,218	14,109
Verus Securitization Trust 2023-4
5.81%, 05/25/2068, Series 2023-4, Class A1(1)(3)	7,166	7,124
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1(1)(3)	5,458	5,477
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1(1)(3)	16,397	16,690
Verus Securitization Trust 2024-INV1
6.12%, 03/25/2069, Series 2024-INV1, Class A1(1)(4)	13,900	13,945
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(4)	3,765	3,583
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(4)	783	713
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
6.08% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)	1,180	1,141
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
6.02% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)	1,606	1,533
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
5.96% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)	2,937	2,676
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
6.10% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)	2,855	2,715
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
6.16% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A(2)	17,543	15,922
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
5.84% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)	7,885	6,284
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	4,378	4,067
Wells Fargo Commercial Mortgage Trust 2013-LC12
3.95%, 07/15/2046, Series 2013-LC12, Class B(4)	1,371	1,262
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS	3,015	2,992
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	840	805
4.51%, 03/15/2059, Series 2016-C33, Class B(4)	4,317	4,062
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155	2,962
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	4,033
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000	5,382
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(1)(4)	21,560	19,968
3.04%, 09/15/2031, Series 2019-JWDR, Class C(1)(4)	290	267
3.33%, 09/15/2031, Series 2019-JWDR, Class D(1)(4)	10,000	9,226
3.86%, 09/15/2031, Series 2019-JWDR, Class E(1)(4)	6,766	6,245
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,579
Wells Fargo Commercial Mortgage Trust 2020-SDAL
7.53% (1 Month Term SOFR + 2.20%, 2.09% Floor), 02/15/2037, Series 2020-SDAL, Class D(1)(2)	336	334
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(4)	5,021	4,023
WFRBS Commercial Mortgage Trust 2013-C15
4.19%, 08/15/2046, Series 2013-C15, Class B(4)	1,525	1,281
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	2,365	1,940
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(4)	4,250	3,858
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(4)	825	764
WMRK Commercial Mortgage Trust 2022-WMRK
8.11% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A(1)(2)	2,158	2,166
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)	1,740	1,279
3.60%, 11/10/2036, Series 2017-WWP, Class C(1)(4)	320	82

Total Mortgage-Backed Obligations (Cost: $16,038,395)		15,444,383

U.K. Treasury Bonds – 0.10%
United Kingdom Gilt
0.25%, 01/31/2025	GBP	27,660	33,665

Total U.K. Treasury Bonds (Cost: $34,018)			33,665

Total Bonds & Notes (Cost: $37,974,250)			36,391,420

BANK LOANS – 0.81%
1011778 BC ULC
7.58% (CME Term SOFR + 2.25%), 09/20/2030(2)		$1,221	1,220
8th Avenue Food & Provisions, Inc.
9.19% (CME Term SOFR + 3.75%), 10/01/2025(2)		197	193
AAdvantage Loyality IP Ltd.
10.33% (CME Term SOFR + 4.75%), 04/20/2028(2)		1,909	1,980
Acrisure LLC
8.94% (Synthetic LIBOR + 3.50%), 02/15/2027(2)		2,931	2,925
AI Mansart
11.98% (CME Term SOFR + 6.75%), 09/01/2028(2)(18)(19)		215	209
AI Silk Midco Ltd.
0.00%, 02/24/2031	EUR	3,700	3,869
Amentum Government Services Holdings LLC
9.44% (CME Term SOFR + 4.00%), 01/29/2027(2)		$668	669
AmSurg LLC
10.12% (CME Term SOFR + 4.75%), 07/20/2026(2)(18)		2,697	2,556
13.25% (CME Term SOFR + 7.88%), 11/03/2028(2)(18)		9,196	9,196
AmWINS Group, Inc.
7.69% (CME Term SOFR + 2.25%), 02/19/2028(2)		5,028	5,027
Arches Buyer, Inc.
8.68% (CME Term SOFR + 3.25%), 12/06/2027(2)		724	701
Artera Services LLC
9.81% (CME Term SOFR + 4.50%), 02/15/2031(2)		1,129	1,132
ASP Blade Holdings, Inc.
9.61% (CME Term SOFR + 4.00%), 10/13/2028(2)		249	224
Asurion LLC
0.00%, 01/20/2029		525	468
8.69% (CME Term SOFR + 3.25%), 12/23/2026(2)		2,439	2,386
Athena Health Group, Inc.
8.58% (CME Term SOFR + 3.25%), 02/15/2029(2)		2,673	2,644
Avantor Funding, Inc.
7.68% (CME Term SOFR + 2.25%), 11/08/2027(2)		2,224	2,225
Avolon TLB Borrower 1 (US) LLC
7.33% (CME Term SOFR + 2.00%), 06/22/2028(2)		1,728	1,728
Bausch + Lomb Corp.
8.68% (CME Term SOFR + 3.25%), 05/10/2027(2)		1,144	1,129
9.33% (CME Term SOFR + 4.00%), 09/29/2028(2)		721	720
Berry Global, Inc.
7.18% (CME Term SOFR + 1.75%), 07/01/2029(2)		6,693	6,689
Boost Newco Borrower LLC
8.31% (CME Term SOFR + 3.00%), 01/31/2031(2)		3,945	3,956
Buzz Finco LLC
8.18% (CME Term SOFR + 2.75%), 01/29/2027(2)		690	690
Caesars Entertainment, Inc.
8.04% (CME Term SOFR + 2.75%), 02/06/2031(2)		1,999	1,999
Carestream Dental Technology Parent Ltd.
0.00%, 09/01/2024		505	434
8.56% (Synthetic LIBOR + 3.25%), 09/01/2024(2)		1,648	1,421
CCI Buyer, Inc.
9.35% (CME Term SOFR + 4.00%), 12/17/2027(2)		910	904
Central Parent LLC
9.31% (CME Term SOFR + 4.00%), 07/06/2029(2)		997	1,000
Charter Communications Operating LLC
7.08% (CME Term SOFR + 1.75%), 02/01/2027(2)		480	480
Chemours Co.
8.83% (CME Term SOFR + 3.50%), 08/18/2028(2)		1,965	1,955
City Brewing Co., LLC
9.08% (CME Term SOFR + 3.50%), 04/05/2028(2)		1,481	1,137
Clean Harbors, Inc.
0.00%, 10/08/2028		1,934	1,935
Coherent Corp.
8.19% (CME Term SOFR + 2.75%), 07/02/2029(2)		1,171	1,171
Commscope, Inc.
8.69% (CME Term SOFR + 3.25%), 04/06/2026(2)		3,349	3,031
ConnectWise LLC
9.06% (CME Term SOFR + 3.50%), 09/29/2028(2)		415	414
CSC Holdings LLC
7.94% (Synthetic LIBOR + 2.50%), 04/15/2027(2)		1,296	1,164
Deerfield Dakota Holding LLC
9.06% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,740	1,730
DIRECTV Financing LLC
10.44% (CME Term SOFR + 5.00%), 08/02/2027(2)		2,217	2,218
DTI Holdco, Inc.
10.06% (CME Term SOFR + 4.75%), 04/26/2029(2)		284	284
EagleView Technology Corp.
9.11% (CME Term SOFR + 3.50%), 08/14/2025(2)		2,476	2,396
Elanco Animal Health, Inc.
7.18% (CME Term SOFR + 1.75%), 08/01/2027(2)		5,857	5,833
Element Materials Technology Group U.S. Holdings, Inc.
9.66% (CME Term SOFR + 4.25%), 07/06/2029(2)		280	280
9.66% (CME Term SOFR + 4.25%), 07/06/2029(2)		607	607

Entegris, Inc.
7.06% (CME Term SOFR + 1.75%), 07/06/2029(2)		156	156
Envalior Finance GmbH
9.41% (EURIBOR + 5.50%), 03/29/2030(2)	EUR	4,100	4,074
10.81% (CME Term SOFR + 5.50%), 03/29/2030(2)		$8,118	7,509
Fertitta Entertainment LLC
9.33% (CME Term SOFR + 4.00%), 01/27/2029(2)		1,219	1,221
Filtration Group Corp.
9.69% (CME Term SOFR + 4.25%), 10/21/2028(2)		415	416
Finastra USA, Inc.
3.06% (CME Term SOFR + 7.25%), 09/13/2029(2)(5)		56	55
12.46% (CME Term SOFR + 7.25%), 09/13/2029(2)		2,537	2,511
First Brands Group LLC
10.57% (CME Term SOFR + 5.00%), 03/30/2027(2)		563	564
Froneri International Ltd.
7.68% (CME Term SOFR + 2.25%), 01/29/2027(2)		989	989
Frontier Communications Holdings LLC
9.19% (CME Term SOFR + 3.75%), 10/08/2027(2)		2,130	2,122
Gainwell Acquisition Corp.
9.41% (CME Term SOFR + 4.00%), 10/01/2027(2)		2,443	2,332
Gen Digital, Inc.
7.18% (CME Term SOFR + 1.75%), 09/10/2027(2)		2,229	2,220
Genesee & Wyoming, Inc.
7.45% (CME Term SOFR + 2.00%), 12/30/2026(2)		1,208	1,208
Gray Television, Inc.
8.44% (CME Term SOFR + 3.00%), 12/01/2028(2)		2	2
Grifols Worldwide Operations Ltd.
7.46% (CME Term SOFR + 2.00%), 11/15/2027(2)		4,491	4,343
Hanesbrands, Inc.
7.93% (CME Term SOFR + 2.60%), 11/19/2026(2)		1,207	1,183
H-Food Holdings LLC
9.29% (CME Term SOFR + 3.69%), 05/23/2025(2)		587	424
Jane Street Group LLC
7.94% (CME Term SOFR + 2.50%), 01/26/2028(2)		1,619	1,619
Jazz Pharmaceuticals Plc
8.44% (CME Term SOFR + 3.00%), 05/05/2028(2)		3,684	3,702
KFC Holding Co.
7.19% (CME Term SOFR + 1.75%), 03/15/2028(2)		1,134	1,132
Lealand Finance Co. BV
6.44% (CME Term SOFR + 1.00%), 06/30/2025(2)		657	255
8.44% (CME Term SOFR + 3.00%), 06/28/2024(2)		149	74
Magnite, Inc.
9.79% (CME Term SOFR + 4.50%), 02/06/2031(2)		453	453
Market Bidco Ltd.
8.65% (EURIBOR + 4.75%), 11/04/2027(2)	EUR	21,570	22,569
Match Group, Inc.
7.23% (CME Term SOFR + 1.75%), 02/13/2027(2)		$330	329
Mativ Holdings, Inc.
0.00%, 05/06/2027		773	757
Medline Borrower LP
8.06% (CME Term SOFR + 2.75%), 10/23/2028(2)		2,442	2,448
MH Sub I LLC
9.58% (CME Term SOFR + 4.25%), 05/03/2028(2)		516	512
Naked Juice LLC
8.66% (CME Term SOFR + 3.25%), 01/24/2029(2)		6,062	5,658
11.45% (CME Term SOFR + 6.00%), 01/24/2030(2)		778	627
Open Text Corp.
7.18% (CME Term SOFR + 1.75%), 05/30/2025(2)		719	719
8.18% (CME Term SOFR + 2.75%), 01/31/2030(2)		1,390	1,391
Oracle Corp.
7.03% (CME Term SOFR + 1.60%), 08/16/2027(2)		5,417	5,410
Organon & Co.
8.43% (CME Term SOFR + 3.00%), 06/02/2028(2)		4,459	4,472
Osmosis Buyer Ltd.
9.07% (CME Term SOFR + 3.75%), 07/31/2028(2)		1,217	1,218
Patriot Container Corp.
9.18% (CME Term SOFR + 3.75%), 03/20/2025(2)		382	370
Penn Entertainment, Inc.
8.18% (CME Term SOFR + 2.75%), 05/03/2029(2)		666	666
Peraton Corp.
9.18% (CME Term SOFR + 3.75%), 02/01/2028(2)		1,281	1,279
Poseidon Bidco
0.00%, 03/13/2030	EUR	15,000	15,865
Pre-Paid Legal Services, Inc.
9.19% (CME Term SOFR + 3.75%), 12/15/2028(2)		$803	798
Proofpoint, Inc.
8.69% (CME Term SOFR + 3.25%), 08/31/2028(2)		187	187
Renaissance Holding Corp.
9.58% (CME Term SOFR + 4.25%), 04/05/2030(2)		1,042	1,043
Research Now Group LLC
11.07% (CME Term SOFR + 5.50%), 12/20/2024(2)		879	520
SBA Senior Finance II LLC
7.34% (CME Term SOFR + 2.00%), 01/25/2031(2)		2,812	2,816
Setanta Aircraft Leasing DAC
7.61% (CME Term SOFR + 2.00%), 11/05/2028(2)		1,500	1,502
Sotera Health Holdings LLC
8.19% (CME Term SOFR + 2.75%), 12/11/2026(2)		12,000	11,935
Spin Holdco, Inc.
9.59% (CME Term SOFR + 4.00%), 03/04/2028(2)		3,000	2,767

Star Parent, Inc.
9.31% (CME Term SOFR + 4.00%), 09/27/2030(2)		1,288	1,279
SVF II Finco LP
6.00% (FIXED + 6.00%), 12/23/2025(2)(18)		7,056	7,056
Syniverse Holdings LLC
12.35% (CME Term SOFR + 7.00%), 05/13/2027(2)		287	272
Trans Union LLC
7.33% (CME Term SOFR + 2.00%), 12/01/2028(2)		983	982
TransDigm, Inc.
0.00%, 08/24/2028		40,046	40,172
0.00%, 03/15/2030		2,710	2,715
Triton Water Holdings, Inc.
8.86% (CME Term SOFR + 3.25%), 03/31/2028(2)		819	810
TruGreen LP
9.43% (CME Term SOFR + 4.00%), 11/02/2027(2)		787	765
U.S. Renal Care, Inc.
10.44% (CME Term SOFR + 5.00%), 06/20/2028(2)		953	824
Whatabrands LLC
8.69% (CME Term SOFR + 3.25%), 08/03/2028(2)		549	549
William Morris Endeavor Entertainment LLC
8.19% (CME Term SOFR + 2.75%), 05/18/2025(2)		822	821
Windstream Services LLC
9.43% (CME Term SOFR + 4.00%), 02/23/2027(2)		4,210	4,126
11.68% (CME Term SOFR + 6.25%), 09/21/2027(2)		71	69
Zayo Group Holdings, Inc.
8.44% (CME Term SOFR + 3.00%), 03/09/2027(2)		5,111	4,473
9.66% (CME Term SOFR + 4.33%), 03/09/2027(2)		1,092	973

Total Bank Loans (Cost: $270,141)			273,237

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.09%
Communications – 0.05%
Clear Channel Outdoor Holdings, Inc.—Class A(9)		2,065	$3,407
iHeartMedia, Inc.—Class A(9)		499	1,043
iHeartMedia, Inc.—Class B(9)(18)		365	687
Intelsat SA(9)(19)		447	11,622
Windstream Holdings II LLC(9)(18)		9	81

Total Communications			16,840

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc.(9)(18)(19)		62	9,121

Total Consumer Discretionary			9,121

Consumer Staples – 0.00%(10)
Deutsche Post AG—Class A(9)(15)(18)(19)		2	—

Total Consumer Staples			—

Financials – 0.00%(10)
Sunac Services Holdings Ltd.(1)		206	49
Voyager Aviation Holdings LLC(1)(9)(15)(18)		0	—

Total Financials			49

Healthcare – 0.01%
AmSurg Corp.(9)(18)(19)		91	3,882

Total Healthcare			3,882

Total Common Stocks (Cost: $56,509)			29,892

CONVERTIBLE PREFERRED STOCKS – 0.07%
Financials – 0.07%
Bank of America Corp., 7.25%		12	14,361
Wells Fargo & Co., 7.50%		8	9,529

Total Financials			23,890

Total Convertible Preferred Stocks (Cost: $27,434)			23,890

PREFERRED STOCKS – 0.00%(10)
Financials – 0.00%(10)
Cayenne Aviation Holdings LLC(1)(9)(15)(18)		0	—

Total Financials			—

Total Preferred Stocks (Cost: $61)			—

WARRANTS – 0.00%(10)
Communications – 0.00%(10)
Intelsat SA, expires 02/17/2027(9)(15)(18)		1	—
Intelsat SA, expires 02/17/2027(9)(15)(18)		4	—

Total Communications			—

Total Warrants (Cost: $8,349)			—

SHORT-TERM INVESTMENTS – 14.96%
Money Market Funds – 6.60%
Fidelity Institutional Money Market Government Fund — Class I, 5.25%(16)		2,235,738	2,235,738

Total Money Market Funds (Cost: $2,235,738)			2,235,738

	Principal Amount (000s)		Value (000s)
Government Related – 0.84%
Argentina Treasury Bond BONCER, 3.75%, 05/20/2024	ARS	380,318	1,295
Federal Home Loan Bank Discount Notes, 4.93%, 08/28/2024		$25,000	24,460
Federal Home Loan Bank Discount Notes, 5.16%, 10/30/2024		25,000	24,252
Federal Home Loan Bank Discount Notes, 5.17%, 11/08/2024		75,000	72,680
Federal Home Loan Bank Discount Notes, 5.34%, 05/15/2024		75,000	74,477
Federal Home Loan Bank Discount Notes, 5.48%, 04/22/2024		50,000	49,820
Japan Treasury Discount Bill, -0.26%, 04/04/2024	JPY	5,722,000	37,799

Total Government Related (Cost: $287,303)			284,783

Corporate Bonds – 0.00%(10)
Consumer, Cyclical – 0.00%(10)
Gol Finance SA
15.83% (1 Month Term SOFR + 10.50%), 01/29/2025(1)(2)(19)	$405	434

Total Consumer, Cyclical		434

Total Corporate Bonds (Cost: $392)		434

Commercial Paper – 1.34%
Alimentation Couche-Tard, Inc., 5.56%, 04/12/2024	7,900	7,882
Alimentation Couche-Tard, Inc., 5.56%, 04/17/2024	4,850	4,835
Alimentation Couche-Tard, Inc., 5.56%, 04/25/2024	3,300	3,286
Alimentation Couche-Tard, Inc., 5.58%, 04/05/2024	1,600	1,598
Alimentation Couche-Tard, Inc., 5.59%, 04/04/2024	3,700	3,696
Alimentation Couche-Tard, Inc., 5.59%, 04/11/2024	2,700	2,694
Alimentation Couche-Tard, Inc., 5.59%, 04/16/2024	11,400	11,367
Amcor Plc, 5.54%, 04/10/2024	1,200	1,198
Amcor Plc, 5.54%, 04/15/2024	5,300	5,285
American Electric Power Co., Inc., 5.52%, 04/02/2024	6,300	6,295
American Electric Power Co., Inc., 5.59%, 04/22/2024	11,500	11,456
American Electric Power Co., Inc., 5.60%, 04/08/2024	2,500	2,496
American Electric Power Co., Inc., 5.61%, 05/15/2024	6,300	6,253
American Electric Power Co., Inc., 5.63%, 05/01/2024	7,800	7,759
American Electric Power Co., Inc., 5.67%, 06/11/2024	9,500	9,389
AT&T, Inc., 5.54%, 04/18/2024	34,500	34,391
AT&T, Inc., 5.54%, 04/19/2024	5,600	5,582
Avangrid, Inc., 5.52%, 04/03/2024	1,100	1,099
Constellation Energy Corp., 5.51%, 04/02/2024	9,600	9,592
CRH America Finance, Inc, 5.52%, 04/05/2024	2,200	2,197
CVS Health Corp., 5.62%, 04/01/2024	27,600	27,582
Dominion Energy, Inc., 5.62%, 05/13/2024	3,100	3,078
Dominion Energy, Inc., 5.62%, 04/22/2024	6,500	6,475
Dominion Energy, Inc., 5.62%, 04/16/2024	2,400	2,393
Dominion Energy, Inc., 5.63%, 04/23/2024	16,400	16,334
Dominion Energy, Inc., 5.64%, 04/29/2024	4,800	4,777
Duke Energy Corp., 5.53%, 05/02/2024	3,700	3,680
Duke Energy Corp., 5.53%, 05/06/2024	4,500	4,473
Duke Energy Corp., 5.53%, 05/07/2024	4,800	4,770
Enbridge, Inc., 5.54%, 04/04/2024	6,550	6,543
Enbridge, Inc., 5.54%, 04/05/2024	6,550	6,542
Enbridge, Inc., 5.55%, 04/15/2024	9,100	9,075
Entergy Corp., 5.57%, 04/26/2024	4,100	4,082
Entergy Corp., 5.65%, 06/03/2024	1,300	1,287
Entergy Corp., 5.68%, 05/21/2024	2,650	2,628
Entergy Corp., 5.69%, 07/02/2024	3,300	3,252
Equifax, Inc., 5.52%, 04/08/2024	3,200	3,195
Eversource Energy, Inc., 5.58%, 04/03/2024	4,000	3,996
Eversource Energy, Inc., 5.64%, 04/01/2024	8,300	8,295
Intercontinental Exchange, Inc., 5.54%, 04/01/2024	400	400
Intercontinental Exchange, Inc., 5.54%, 04/17/2024	3,600	3,589
Intercontinental Exchange, Inc., 5.54%, 04/10/2024	800	798
Intercontinental Exchange, Inc., 5.54%, 04/11/2024	900	898
Intercontinental Exchange, Inc., 5.54%, 04/18/2024	300	299
Intercontinental Exchange, Inc., 5.56%, 04/24/2024	2,600	2,589
Intercontinental Exchange, Inc., 5.57%, 04/23/2024	400	398
Intercontinental Exchange, Inc., 5.59%, 05/03/2024	700	696
Keurig Dr Pepper, Inc., 5.49%, 04/04/2024	7,500	7,492
Keurig Dr Pepper, Inc., 5.55%, 04/17/2024	21,500	21,434
Keurig Dr Pepper, Inc., 5.60%, 04/22/2024	15,650	15,590
Koninklijke Philips NV, 5.56%, 04/02/2024	7,550	7,544
Koninklijke Philips NV, 5.56%, 04/04/2024	7,550	7,542
L3Harris Technologies, Inc., 5.54%, 04/15/2024	4,300	4,288
L3Harris Technologies, Inc., 5.54%, 04/17/2024	2,700	2,692
L3Harris Technologies, Inc., 5.54%, 04/18/2024	1,600	1,595
L3Harris Technologies, Inc., 5.63%, 04/01/2024	3,700	3,698
L3Harris Technologies, Inc., 5.68%, 04/08/2024	2,750	2,745
L3Harris Technologies, Inc., 5.68%, 04/10/2024	2,750	2,745
L3Harris Technologies, Inc., 5.68%, 04/11/2024	1,600	1,597
Microchip Technology, Inc, 5.54%, 04/30/2024	7,300	7,263
Microchip Technology, Inc, 5.63%, 04/19/2024	2,100	2,093
National Grid Plc, 5.55%, 04/15/2024	2,700	2,693
National Grid Plc, 5.55%, 04/18/2024	6,550	6,529
National Grid Plc, 5.55%, 04/26/2024	6,550	6,521
NextEra Energy, Inc., 5.61%, 04/25/2024	5,900	5,875
NextEra Energy, Inc., 5.61%, 04/24/2024	2,700	2,689
NextEra Energy, Inc., 5.61%, 04/26/2024	14,000	13,937
NextEra Energy, Inc., 5.64%, 05/06/2024	2,900	2,883
NextEra Energy, Inc., 5.64%, 05/07/2024	4,300	4,273
NextEra Energy, Inc., 5.64%, 05/08/2024	4,300	4,273
Penske Truck Leasing Co. LP, 5.52%, 04/12/2024	2,800	2,793
Penske Truck Leasing Co. LP, 5.52%, 04/03/2024	900	899
Penske Truck Leasing Co. LP, 5.52%, 04/04/2024	1,600	1,598
Penske Truck Leasing Co. LP, 5.52%, 04/09/2024	2,400	2,396
Penske Truck Leasing Co. LP, 5.60%, 04/26/2024	3,200	3,185
Penske Truck Leasing Co. LP, 5.60%, 05/17/2024	3,600	3,572
Penske Truck Leasing Co. LP, 5.63%, 04/11/2024	1,600	1,597
Southern Co., 5.57%, 04/22/2024	1,600	1,594
Southern Co., 5.57%, 04/23/2024	4,900	4,880

Southern Co., 5.57%, 04/24/2024		3,000	2,988
The Campbell Soup Co., 5.66%, 04/03/2024		5,600	5,595
VW Credit, Inc., 5.58%, 04/18/2024		9,600	9,569
VW Credit, Inc., 5.58%, 04/23/2024		2,300	2,291
VW Credit, Inc., 5.58%, 04/25/2024		3,200	3,186

Total Commercial Paper (Cost: $454,882)			454,608

Repurchase Agreements – 1.91%
BNP Paribas SA, 5.38% dated 03/28/2024, due 04/01/2024, repurchase price $645,997 (collateralized by U.S. Treasury Note, value $659,563, 1.375-2.625%, 11/15/2025-02/15/2029)		645,900	645,900

Total Repurchase Agreements (Cost: $645,900)			645,900

U.S. Treasury Bills – 4.18%
U.S. Treasury Bill, 0.00%, 04/04/2024		493,846	493,633
U.S. Treasury Bill, 0.00%, 04/11/2024		114,185	114,019
U.S. Treasury Bill, 0.00%, 04/18/2024		296,035	295,299
U.S. Treasury Bill, 0.00%, 04/25/2024		305,046	303,977
U.S. Treasury Bill, 0.00%, 05/09/2024		740	736
U.S. Treasury Bill, 0.00%, 05/16/2024		1,562	1,552
U.S. Treasury Bill, 0.00%, 05/23/2024		1,001	993
U.S. Treasury Bill, 0.00%, 06/06/2024		2,159	2,138
U.S. Treasury Bill, 0.00%, 06/13/2024(13)		9,514	9,413
U.S. Treasury Bill, 0.00%, 09/12/2024		150,000	146,514
U.S. Treasury Bill, 0.00%, 09/19/2024		50,000	48,784

Total U.S. Treasury Bills (Cost: $1,417,061)			1,417,058

Time Deposits – 0.09%
ANZ, Hong Kong, 3.33% due 04/02/2024	AUD	3,885	2,532
ANZ, Hong Kong, 3.87% due 04/02/2024	NZD	95	56
ANZ, London, 4.83% due 03/29/2024		$3,416	3,416
BNP Paribas, Paris, 0.52% due 04/02/2024	CHF	163	181
BNP Paribas, Paris, 4.04% due 04/01/2024	CAD	3,782	2,792
Brown Brothers Harriman, 2.89% due 04/01/2024(15)	SGD	0	0
Brown Brothers Harriman, 3.53% due 04/02/2024(15)	NOK	5	0
Brown Brothers Harriman, 6.52% due 04/02/2024	ZAR	7,741	409
Citibank, London, 3.10% due 04/02/2024	EUR	6,541	7,058
HSBC, Hong Kong, 2.61% due 04/02/2024	HKD	11	1
JP Morgan, New York, 4.83% due 03/29/2024		$7,933	7,933
Royal Bank of Canada, London, 4.40% due 04/02/2024	GBP	4,176	5,271
Skandinaviska Enskilda Banken AB, Stockholm, 3.04% due 04/02/2024	SEK	7	1
Sumitomo, Tokyo, -0.25% due 03/29/2024	JPY	101,614	671

Total Time Deposits (Cost: $30,321)			30,321

Total Short-Term Investments (Cost: $5,071,597)			5,068,842

TOTAL INVESTMENTS IN SECURITIES – 123.34%
(Cost: $43,408,341)			41,787,281

TBA SALE COMMITMENTS – (0.86)%
Mortgage-Backed Obligations – (0.86)%
Fannie Mae
2.50%, 04/01/2054(17)		$(50,603)	(41,821)
2.50%, 05/01/2054(17)		(52,600)	(43,529)
3.00%, 04/01/2039(17)		(7,517)	(6,996)
3.00%, 04/01/2054(17)		(70,850)	(60,947)
3.00%, 05/01/2054(17)		(70,850)	(61,013)
3.50%, 04/01/2039(17)		(1,071)	(1,018)
3.50%, 05/01/2054(17)		(6,400)	(5,731)
4.00%, 04/01/2054(17)		(17,386)	(16,099)
4.00%, 05/01/2054(17)		(9,500)	(8,801)
4.50%, 05/01/2054(17)		(25,400)	(24,197)
6.00%, 04/01/2054(17)		(3,576)	(3,608)
6.50%, 04/01/2054(17)		(9,944)	(10,159)
7.00%, 04/01/2054(17)		(1,436)	(1,480)
Ginnie Mae
3.50%, 04/01/2054(17)		(8,335)	(7,584)

Total Mortgage-Backed Obligations (Proceeds Received: $(294,453))			(292,983)

Total TBA Sale Commitments (Proceeds Received: $(294,453))			(292,983)

LIABILITIES IN EXCESS OF OTHER ASSETS – (22.48)%			(7,615,775)

TOTAL NET ASSETS – 100.00%			$33,878,523

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

COP Colombian Peso

CZK Czech Koruna

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

PLN Polish Zloty

RUB Russian Ruble

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $8,689,249, which represents 25.65% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2024.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2024.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2024.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2024.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	Security in default as of March 31, 2024. The value of these securities totals $6,449, which represents 0.02% of total net assets.
(9)	Non-income producing security.
(10)	Amount calculated is less than 0.005%.
(11)	Inflation protected security. The value of these securities totals $1,001,005, which represents 2.95% of total net assets.
(12)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $926,468, which represents 2.73% of total net assets.
(13)	Assigned as collateral for certain futures, forwards and swap contracts. The value of these pledged issues totals $187,019, which represents 0.55% of total net assets.
(14)	Delayed delivery purchase commitment security. The value of these securities totals $6,266,395, which represents 18.50% of total net assets.
(15)	A zero balance may reflect actual amounts rounding to less than one thousand.
(16)	Represents annualized seven-day yield as of the close of the reporting period.
(17)	Delayed delivery sale commitment security. The value of these securities totals $(292,983), which represents (0.86)% of total net assets.
(18)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $49,647, which represents 0.15% of total net assets.
(19)	Security that is restricted at March 31, 2024. The value of these securities totals $202,293, which represents 0.60% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
27	3 Month SONIA Future	Mar. 2025	GBP	6,498	$8,145	$(56)
275	Australian 10 Year Bond Future	Jun. 2024	AUD	32,067	20,891	(6)
13,455	U.S. 2 Year Note Future	Jun. 2024		$2,754,170	2,751,337	(2,833)
7,890	U.S. 5 Year Note Future	Jun. 2024		843,576	844,353	777
348	U.S. 10 Year Note Future	Jun. 2024		38,360	38,558	198
791	U.S. Long Bond Future	Jun. 2024		94,112	95,266	1,154
22,797	U.S. Ultra 10 Year Note Future	Jun. 2024		2,589,389	2,612,749	23,360
2,315	U.S. Ultra Bond Future	Jun. 2024		292,975	298,635	5,660

						28,254

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(167)	Euro-Bobl Future	Jun. 2024	EUR	(19,627)	$(21,305)	$(130)
(663)	Euro-Bund Future	Jun. 2024		(87,485)	(95,404)	(1,021)
(6,855)	U.S. 5 Year Note Future	Jun. 2024		$(733,451)	(733,593)	(142)
(648)	U.S. 10 Year Note Future	Jun. 2024		(71,785)	(71,796)	(11)
(357)	U.S. Long Bond Future	Jun. 2024		(42,686)	(42,996)	(310)
(2,918)	U.S. Ultra 10 Year Note Future	Jun. 2024		(332,379)	(334,430)	(2,051)

						(3,665)

						$24,589

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
COP	4,533,129	USD	1,160	04/24/24	Barclays Bank	$8
JPY	63,422	USD	420	04/24/24	J.P. Morgan(1)	0
MXN	431,290	USD	25,424	04/19/24	Goldman Sachs	450
MXN	41,809	USD	2,480	04/24/24	Morgan Stanley	26
MXN	371,994	USD	21,929	06/20/24	Deutsche Bank	167
PEN	476	USD	128	04/05/24	Deutsche Bank(1)	0
TRY	178,506	USD	5,161	05/13/24	Goldman Sachs	88
TRY	296,243	USD	8,542	05/15/24	Goldman Sachs	149
TRY	85,094	USD	2,493	05/16/24	J.P. Morgan(1)	0
USD	2,695	BRL	13,465	04/02/24	Barclays Bank	10
USD	118,344	BRL	591,272	04/02/24	BNP Paribas	453
USD	12,515	EUR	11,443	04/02/24	BNP Paribas	169
USD	284,905	GBP	224,439	04/02/24	BNP Paribas	1,631
USD	57,332	JPY	8,666,230	04/02/24	BNP Paribas	84
USD	191	NOK	2,025	04/02/24	BNP Paribas	5
USD	339	BRL	1,691	04/02/24	Citibank	1
USD	117,804	BRL	590,058	04/02/24	Deutsche Bank	155
USD	263,782	EUR	242,689	04/02/24	Deutsche Bank	1,958
USD	3,040	BRL	15,136	04/02/24	Goldman Sachs	22
USD	1,520	BRL	7,593	04/02/24	J.P. Morgan	6
USD	42,545	JPY	6,433,187	04/02/24	Morgan Stanley	48
USD	40,817	JPY	5,722,000	04/04/24	BNP Paribas	3,007
USD	2,575	ZAR	48,137	04/05/24	Deutsche Bank	34
USD	465	EUR	427	04/05/24	Morgan Stanley	5
USD	3,755	IDR	58,531,101	04/19/24	Bank of America	70
USD	41,548	ZAR	787,895	04/19/24	BNP Paribas	4
USD	1,210	IDR	18,881,480	04/19/24	Deutsche Bank	21
USD	4,195	EUR	3,848	04/22/24	Deutsche Bank	41
USD	2,977	PLN	11,776	04/22/24	Goldman Sachs	30
USD	340	EUR	313	04/22/24	Morgan Stanley	2
USD	530	CHF	475	04/24/24	Barclays Bank	3
USD	1,330	TWD	42,035	04/24/24	Citibank	16
USD	830	CHF	731	04/24/24	Deutsche Bank	17
USD	320	ZAR	6,047	04/24/24	Deutsche Bank	1
USD	674	EUR	620	04/24/24	J.P. Morgan	5
USD	660	CZK	15,285	04/24/24	Morgan Stanley	8
USD	2,013	GBP	1,580	04/24/24	Morgan Stanley	19
USD	840	JPY	124,652	04/24/24	Morgan Stanley	14
USD	1,157	AUD	1,764	05/02/24	Bank of America	6
USD	187	NOK	2,025	05/02/24	Bank of America(1)	0
USD	281,543	GBP	222,380	05/02/24	BNP Paribas	821
USD	248,820	EUR	229,642	05/02/24	Morgan Stanley	773
USD	1,363	PEN	5,035	05/16/24	Barclays Bank	10
USD	107	EUR	98	05/16/24	Citibank	1
USD	1,235	PEN	4,569	05/16/24	Citibank	7
USD	578	EUR	526	05/16/24	J.P. Morgan	10
USD	485	TWD*	14,985	05/20/24	BNP Paribas	16
USD	3,861	CZK	90,135	06/04/24	Citibank	18
USD	3,032	TWD*	93,754	06/20/24	BNP Paribas	91
USD	13,110	PEN*	48,523	06/20/24	Deutsche Bank	84
USD	44,501	TWD*	1,368,586	06/20/24	J.P. Morgan	1,574
USD	12,630	EUR	11,588	06/20/24	Morgan Stanley	87
USD	123,845	EUR	113,287	06/20/24	UBS	1,229
USD	2,529	ZAR	48,137	07/02/24	Citibank	7
USD	973	EUR	896	07/02/24	Morgan Stanley	3
USD	1,570	BRL	7,988	10/02/24	J.P. Morgan	5
ZAR	22,027	USD	1,160	04/24/24	Citibank	1

					Total Unrealized Appreciation	13,470

AUD	1,764	USD	1,156	04/02/24	Bank of America	(6)
AUD	950	USD	625	04/24/24	Bank of America	(5)
AUD	1,120	USD	736	04/24/24	Morgan Stanley	(6)
BRL	13,465	USD	2,700	04/02/24	Barclays Bank	(15)
BRL*	591,272	USD	120,520	04/02/24	BNP Paribas	(2,630)
BRL	1,691	USD	340	04/02/24	Citibank	(3)
BRL	590,058	USD	118,101	04/02/24	Deutsche Bank	(453)
BRL	22,729	USD	4,549	04/02/24	Goldman Sachs	(17)
BRL	7,593	USD	1,519	04/02/24	J.P. Morgan	(5)
BRL	15,183	USD	3,040	05/03/24	Goldman Sachs	(22)
BRL	595,136	USD	117,804	07/02/24	Deutsche Bank	(178)
CLP	973,840	USD	1,010	04/24/24	Goldman Sachs	(17)
EUR	24,490	USD	26,707	04/02/24	BNP Paribas	(286)
EUR	229,642	USD	248,519	04/02/24	Morgan Stanley	(770)
EUR	896	USD	969	04/05/24	Morgan Stanley	(3)
EUR	624	USD	677	04/22/24	Bank of America	(2)
EUR	714	USD	775	04/22/24	Citibank	(5)
EUR	610	USD	667	04/22/24	J.P. Morgan	(8)
EUR	310	USD	336	04/24/24	Bank of America	(2)
EUR	4,199	USD	4,554	05/02/24	Morgan Stanley	(19)
EUR	3	USD	3	05/16/24	Barclays Bank(1)	(0)
GBP	222,380	USD	281,497	04/02/24	BNP Paribas	(821)
GBP	2,059	USD	2,608	04/02/24	Morgan Stanley	(9)
GBP	510	USD	645	04/24/24	Bank of America	(1)
GBP	884	USD	1,117	05/02/24	Morgan Stanley	(1)
HUF	19,825	USD	54	04/19/24	Goldman Sachs(1)	(0)
HUF	553,128	USD	1,520	04/24/24	Deutsche Bank	(7)
IDR	28,638,155	USD	1,820	04/24/24	Citibank	(17)
IDR*	779,244	USD	50	06/20/24	Bank of America	(1)
IDR*	40,898,519	USD	2,595	06/20/24	BNP Paribas	(24)
IDR	1,147,768	USD	73	06/20/24	Citibank	(1)
IDR*	304,247,573	USD	19,261	06/20/24	J.P. Morgan	(135)
IDR*	133,536,849	USD	8,600	06/20/24	Morgan Stanley	(205)
INR	82,152	USD	990	04/24/24	J.P. Morgan	(5)
INR*	2,239,105	USD	26,940	06/20/24	BNP Paribas	(153)
INR*	289,861	USD	3,495	06/20/24	Deutsche Bank	(27)
INR*	682,524	USD	8,220	06/20/24	J.P. Morgan	(55)
INR*	1,009,663	USD	12,159	06/20/24	Morgan Stanley	(80)
JPY	2,569,340	USD	17,576	04/02/24	BNP Paribas	(604)
JPY	1,138,300	USD	7,763	04/02/24	Deutsche Bank	(244)
JPY	11,401,762	USD	76,015	04/02/24	Morgan Stanley	(697)
JPY	8,626,751	USD	57,332	05/02/24	BNP Paribas	(84)
JPY	6,403,916	USD	42,545	05/02/24	Morgan Stanley	(47)
KRW	665,810	USD	500	04/24/24	Citibank	(6)
KRW	692,813	USD	520	04/24/24	J.P. Morgan	(6)
KRW*	102,660	USD	80	06/20/24	Goldman Sachs	(4)
KRW*	14,074	USD	11	06/20/24	Morgan Stanley(1)	(0)
MYR	6,215	USD	1,320	04/24/24	Barclays Bank	(16)
PLN	7,929	USD	2,000	04/24/24	J.P. Morgan	(15)
THB	21,908	USD	610	04/24/24	Barclays Bank	(9)
TRY	243,110	USD	7,535	04/03/24	BNP Paribas	(24)
TRY	458,961	USD	14,148	04/08/24	Goldman Sachs	(47)
TRY	77,302	USD	2,368	04/15/24	Goldman Sachs	(14)
TRY	25,790	USD	788	04/17/24	BNP Paribas	(5)
TRY	608,736	USD	18,600	04/17/24	J.P. Morgan	(112)
TRY	79,258	USD	2,418	04/19/24	Goldman Sachs	(17)
TRY	781,887	USD	23,766	04/22/24	Goldman Sachs	(171)
TRY	106,791	USD	3,209	04/30/24	Morgan Stanley	(19)
TRY	36,290	USD	1,078	05/06/24	J.P. Morgan	(1)
TRY	52,513	USD	1,557	05/07/24	J.P. Morgan	(2)

TRY	200,710	USD	5,889	05/16/24	J.P. Morgan	(7)
USD	2,129	AUD	3,273	04/02/24	BNP Paribas	(4)
USD	203	CAD	275	04/02/24	BNP Paribas(1)	(0)
USD	1,450	BRL	7,593	04/02/24	Goldman Sachs	(64)
USD	2,952	PEN	11,248	04/05/24	Citibank	(71)
USD	506	EUR	469	04/05/24	J.P. Morgan(1)	(0)
USD	10,373	MXN	178,681	04/22/24	Barclays Bank	(341)
USD	980	AUD	1,508	05/02/24	J.P. Morgan	(4)
USD	343	COP	1,348,889	05/16/24	Barclays Bank	(3)
USD	8,788	COP	34,609,672	05/16/24	Morgan Stanley	(98)
ZAR	48,137	USD	2,548	04/05/24	Citibank	(7)

					Total Unrealized Depreciation	(8,737)

					Net Unrealized Appreciation	$4,733

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at March 31, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.41	5.00%	12/20/2028	3.12%	$3,004	$(222)	$(4)	$(226)
iTraxx Europe Crossover Series 41 Version 1(1)	5.00	6/20/2029	2.97	EUR 2,831	(274)	0	(274)

					$(496)	$(4)	$(500)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2024	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.32%		$5,200	$8	$19	$27
AT&T, Inc.	1.00	6/20/2026	0.47		2,700	325	(294)	31
AT&T, Inc.	1.00	6/20/2028	0.59		1,300	(7)	27	20
CDX.EM.31	1.00	6/20/2024	0.22		7,482	(243)	259	16
CDX.EM.32	1.00	12/20/2024	0.32		11,050	(449)	507	58
CDX.EM.34	1.00	12/20/2025	1.66		2,852	(184)	154	(30)
CDX.EM.36	1.00	12/20/2026	1.21		25,760	(705)	572	(133)
CDX.EM.38	1.00	12/20/2027	1.40		2,400	(156)	125	(31)
CDX.EM.39	5.00	6/20/2028	1.47		800	(49)	35	(14)
CDX.EM.40	1.00	12/20/2028	1.59		5,400	(267)	137	(130)
CDX.NA.HY.35	5.00	12/20/2025	1.35		485	39	(9)	30
CDX.NA.HY.39	5.00	12/20/2027	2.72		882	76	(9)	67
CDX.NA.HY.40	5.00	6/20/2028	2.93		1,584	4	116	120
CDX.NA.HY.41	5.00	12/20/2028	3.12		190,971	1,161	13,217	14,378
CDX.NA.HY.42	5.00	6/20/2029	3.29		118,313	8,592	133	8,725
CDX.NA.HY.42	5.00	6/20/2029	3.29		50,700	3,600	139	3,739
Ford Motor Credit Co. LLC	5.00	6/20/2024	0.23		19,600	535	(287)	248
Ford Motor Credit Co. LLC	5.00	12/20/2024	0.26		1,700	63	(2)	61
Ford Motor Credit Co. LLC	5.00	6/20/2025	0.28		700	27	13	40
Ford Motor Credit Co. LLC	5.00	12/20/2025	0.47		600	23	23	46
Ford Motor Credit Co. LLC	5.00	6/20/2026	0.58		19,400	1,229	620	1,849
Rolls-Royce PLC	1.00	6/20/2025	0.27	EUR	14,300	(726)	869	143

						$12,896	$16,364	$29,260

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2029	0.44%	$2,433	$(58)	$(7)	$(65)
Bank of America	American Electric Power Co., Inc.	1.00	Quarterly	6/20/2029	0.35	3,488	(102)	(6)	(108)
Bank of America	American Electric Power Co., Inc.	1.00	Quarterly	6/20/2029	0.35	2,783	(81)	(5)	(86)
Goldman Sachs	American Electric Power Co., Inc.	1.00	Quarterly	6/20/2029	0.35	6,460	(189)	(12)	(201)
Goldman Sachs	American Express Co.	1.00	Quarterly	6/20/2029	0.31	6,460	(201)	(12)	(213)
Bank of America	Brazilian Government International(1)	1.00	Quarterly	6/20/2029	1.37	2,328	39	0	39
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.27	974	15	(20)	(5)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.27	970	15	(20)	(5)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.27	976	15	(20)	(5)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.27	1,370	21	(29)	(8)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.27	975	15	(21)	(6)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.27	586	9	(12)	(3)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2029	1.72	1,697	60	(5)	55
Goldman Sachs	Dominion Energy, Inc.	1.00	Quarterly	6/20/2029	0.53	6,326	(130)	(11)	(141)
Bank of America	Mexico Government International	1.00	Quarterly	6/20/2029	0.92	5,126	(17)	(3)	(20)
Citibank	Republic Of South Africa	1.00	Quarterly	6/20/2029	2.57	1,676	104	13	117
Citibank	Republic Of South Africa	1.00	Quarterly	6/20/2029	2.57	1,884	117	15	132
Morgan Stanley	Republic Of South Africa	1.00	Quarterly	6/20/2029	2.57	749	49	3	52
Morgan Stanley	Republic Of South Africa	1.00	Quarterly	6/20/2029	2.57	1,206	81	4	85
Bank of America	Turkiye Government International	1.00	Quarterly	6/20/2029	3.01	346	31	(1)	30
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2029	3.01	865	89	(13)	76
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2029	3.01	865	89	(13)	76
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2029	3.01	761	79	(12)	67
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2029	3.01	1,338	120	(3)	117

							$170	$(190)	$(20)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.27%	$3,200	$(15)	$32	$17
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	1.20	600	(54)	50	(4)
Goldman Sachs	Colombia Government International(1)	1.00	Quarterly	6/20/2027	1.01	1,900	(70)	70	0
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.20	800	(71)	66	(5)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	0.87	1,400	(66)	71	5
J.P. Morgan	Colombia Government International(1)	1.00	Quarterly	6/20/2027	1.01	400	(15)	15	0
Morgan Stanley	Colombia Government International(1)	1.00	Quarterly	6/20/2027	1.01	900	(39)	39	0
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.20	1,000	(89)	83	(6)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2028	0.83	200	(2)	4	2
J.P. Morgan	Mexico Government International(1)	1.00	Quarterly	6/20/2024	0.12	100	0	1	1
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.36	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.15	300	(1)	3	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.46	500	168	(162)	6
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.53	400	(4)	10	6
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	0.72	300	(7)	11	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	0.83	1,100	(12)	20	8
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	0.52	4,700	(42)	49	7
Bank of America	Turkey Government International(1)	1.00	Quarterly	6/20/2024	0.49	400	(37)	37	0
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	0.67	1,300	(80)	84	4
BNP Paribas	Turkey Government International(1)	1.00	Quarterly	6/20/2025	1.07	200	(34)	34	0
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	0.49	1,200	(60)	62	2
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	0.67	900	(96)	98	2
Morgan Stanley	Turkey Government International	1.00	Quarterly	6/20/2024	0.49	400	(46)	47	1
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	0.67	3,700	(284)	292	8

							$(957)	$1,018	$61

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.43)%	6 Month EURIBOR	Received	Semi-Annual	6/28/2024	EUR	2,700	$—	$71	$71
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	53	53
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	147	147
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	107	107
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	64	64
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	196	2,469	2,665
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000	(259)	3,854	3,595
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052		158,000	946	8,235	9,181
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		$48,900	4,987	17,078	22,065
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(15,116)	48,046	32,930
1.75	1 Year SOFR	Paid	Annual	6/15/2029		3,570	(350)	(120)	(470)
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		3,200	(10)	922	912
2.46	6 Month EURIBOR(1)	Received	Semi-Annual	3/22/2054	EUR	3,021	0	(84)	(84)
2.49	6 Month EURIBOR(1)	Received	Semi-Annual	2/19/2054		14,265	0	(483)	(483)
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,265	1	(536)	(535)
2.51	6 Month EURIBOR(1)	Received	Semi-Annual	3/1/2054		7,193	0	(282)	(282)
2.51	6 Month EURIBOR(1)	Received	Semi-Annual	2/20/2054		14,072	0	(553)	(553)
2.75	6 Month EURIBOR	Paid	Semi-Annual	9/18/2029		256,300	3,215	(264)	2,951
2.75	6 Month EURIBOR	Received	Semi-Annual	9/18/2034		38,300	(790)	(32)	(822)
2.75	1 Year SOFR	Received	Annual	6/21/2053		$91,000	8,651	7,352	16,003
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	418	(2,452)	(2,034)
3.00	3 Month SOFR	Paid	Quarterly	6/19/2029		$6,100	484	(801)	(317)
3.15	6 Month EURIBOR(1)	Paid	Semi-Annual	7/21/2028	EUR	2,008	0	68	68
3.19	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	1,633,880	0	(4)	(4)
3.25	1 Year SOFR	Paid	Annual	6/21/2028		$7,700	127	(491)	(364)
3.25	1 Year SOFR	Received	Annual	12/20/2053		129,000	6,445	2,881	9,326
3.33	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	1,636,900	0	0	0
3.38	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026		1,637,145	0	2	2
3.38	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026		1,637,145	0	2	2
3.52	1 Year SOFR	Received	Annual	12/20/2053		$52,517	—	1,223	1,223
3.60	1 Year SOFR	Paid	Annual	9/20/2025		370,000	—	(9,739)	(9,739)
3.75	1 Year SOFR	Received	Annual	6/20/2029		107,900	(2,017)	2,719	702
3.75	1 Year SOFR	Received	Annual	6/20/2031		649,200	6,243	(3,387)	2,856
3.75	Sterling Overnight Index Average	Received	Annual	9/18/2034	GBP	15,900	(253)	(23)	(276)
3.75	Sterling Overnight Index Average	Received	Annual	9/18/2054		600	(12)	(2)	(14)
4.10	6 Month CZK PRIBOR(1)	Received	Semi-Annual	3/20/2026	CZK	49,300	0	(2)	(2)
4.17	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	3/22/2026	CAD	96,071	0	25	25
4.25	1 Year SOFR	Received	Annual	3/20/2031		$4,130	(196)	108	(88)
4.52	1 Year SOFR(1)	Paid	Annual	3/26/2026		70,375	0	(54)	(54)
4.68	3 Month CZK PRIBOR(1)	Received	Quarterly	3/20/2025	CZK	116,654	0	(3)	(3)
5.14	6 Month PLN WIBOR(1)	Received	Semi-Annual	12/20/2025	PLN	8,777	0	17	17
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(6)	(6)
5.31	6 Month PLN WIBOR(1)	Paid	Semi-Annual	6/19/2026	PLN	9,180	0	2	2
5.38	1 Year SOFR	Paid	Annual	10/25/2028		$497,150	—	27,830	27,830
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027	MXN	3,400	0	(21)	(21)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027		25,800	(12)	(78)	(90)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	3	6
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(133)	(134)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	5	9
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	2	26
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	89	18	107
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	2	2
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	7	7
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(6)	47	41
8.02	3 Month ZAR SAJIBOR(1)	Received	Quarterly	3/26/2026	ZAR	109,401	0	(1)	(1)
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028	MXN	1,600	0	3	3
8.05	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		2,400	0	4	4
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	—	21	21
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	—	7	7
8.67	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/18/2029		35,814	0	(19)	(19)
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	—	18	18
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	3	3
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	11	11
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	—	1	1
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	—	4	4
9.69	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	10/25/2028		34,489	0	61	61
10.76	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/23/2025		80,785	0	4	4
10.95	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/3/2024		158,920	0	(1)	(1)
11.25	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	11/7/2024		156,413	0	(13)	(13)

							$12,811	$103,912	$116,723

Lunar	- payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	4.88%	Chile Indice de Camara Promedio Interbank Overnight Index	Paid	4/1/2026	CLP	4,370,678	$—	$(2)	$(2)
J.P. Morgan	4.92	Chile Indice de Camara Promedio Interbank Overnight Index	Received	4/1/2028		2,346,181	—	1	1
Goldman Sachs	4.95	Chile Indice de Camara Promedio Interbank Overnight Index	Paid	4/1/2026		4,352,985	—	1	1
Goldman Sachs	4.99	Chile Indice de Camara Promedio Interbank Overnight Index	Received	4/1/2028		2,444,270	—	(3)	(3)
J.P. Morgan	8.62	Colombia Overnight Interbank	Received	11/5/2025	COP	14,570,937	—	(32)	(32)
Citibank	9.65	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	22,666	—	(28)	(28)
Citibank	9.77	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		14,895	—	(32)	(32)
Citibank	9.94	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		13,329	—	(29)	(29)
Goldman Sachs	10.11	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		4,179	—	(6)	(6)
Citibank	10.18	Colombia Overnight Interbank(1)	Received	6/20/2025	COP	9,399,772	—	0	0
Citibank	10.30	Colombia Overnight Interbank	Received	1/29/2025		10,470,663	—	7	7
Citibank	10.58	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	18,778	—	30	30
Citibank	11.75	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,487	—	54	54
Citibank	11.80	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,366	—	56	56

							$—	$17	$17

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps
Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00%	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	$(6)	$(1,166)	$(1,172)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,069)	(1,041)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,823)	(1,985)

						$(140)	$(4,058)	$(4,198)

EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)
(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.91%
Alabama – 3.28%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845	$4,869
5.00%, 09/01/2036	10,000	10,473
Alabama Housing Finance Authority
5.00%, 06/01/2026(1)	3,430	3,456
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,143
5.00%, 06/01/2035	4,000	4,038
5.00%, 11/01/2035	6,400	7,260
Birmingham Airport Authority
5.00%, 07/01/2028	700	759
5.00%, 07/01/2030	1,000	1,128
5.00%, 07/01/2031	350	395
5.00%, 07/01/2032	300	338
5.00%, 07/01/2034	800	900
Black Belt Energy Gas District
3.99% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(2)	1,955	1,893
4.00%, 12/01/2049(1)	22,530	22,615
4.00%, 07/01/2052(1)	3,570	3,609
4.00%, 10/01/2052(1)	20,700	20,809
4.00%, 04/01/2053(1)	10,210	10,254
4.29% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053(2)	22,705	21,974
5.00%, 06/01/2027	1,585	1,632
5.00%, 06/01/2028	2,270	2,359
5.25%, 06/01/2027	1,300	1,350
5.25%, 12/01/2027	1,170	1,223
5.25%, 06/01/2028	1,540	1,616
5.25%, 12/01/2028	1,275	1,345
5.25%, 12/01/2053(1)	10,080	10,879
5.25%, 01/01/2054(1)	8,115	8,701
5.25%, 05/01/2055(1)	12,840	13,877
5.50%, 06/01/2049(1)	6,970	7,429
5.50%, 11/01/2053(1)	18,190	19,322
City of Montgomery AL
4.00%, 12/01/2036	400	411
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2024	440	442
5.00%, 09/01/2025	475	483
5.00%, 09/01/2026	500	517
5.00%, 09/01/2028	550	587
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2028	2,000	2,155
5.00%, 10/01/2036	6,000	6,760
5.00%, 10/01/2037	6,000	6,686
5.00%, 10/01/2038	2,980	3,297
5.00%, 10/01/2039	4,420	4,857
5.25%, 10/01/2040	1,600	1,783
Energy Southeast A Cooperative District
5.50%, 11/01/2053(1)	7,500	8,122
5.75%, 04/01/2054(1)	3,700	4,093
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,799
5.00%, 06/01/2037	3,300	3,524
5.00%, 06/01/2053(1)	12,255	13,368
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,362
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870	3,728
Lower Alabama Gas District
4.00%, 12/01/2050(1)	12,610	12,657
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,378
4.00%, 03/01/2035	1,360	1,417
4.00%, 03/01/2036	1,500	1,554
4.00%, 03/01/2038	1,750	1,783
4.00%, 03/01/2039	1,700	1,722
4.00%, 03/01/2040	1,580	1,591
5.00%, 03/01/2028	1,030	1,066
5.00%, 03/01/2038	1,400	1,550
5.00%, 03/01/2039	1,720	1,892
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	701
4.00%, 03/01/2039	415	422
4.00%, 03/01/2041	400	401

Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	908
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	170
2.38%, 11/01/2028	550	425
Southeast Alabama Gas Supply District
4.00%, 06/01/2049(1)	11,010	11,007
5.00%, 06/01/2049(1)	30,750	32,976
5.00%, 08/01/2054(1)	20,000	21,383
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2053(1)	13,125	13,601
5.00%, 01/01/2054(1)	16,825	17,797
5.50%, 01/01/2053(1)	12,400	13,235
State of Alabama
3.00%, 08/01/2026	5,000	4,923
Town of Pike Road AL
5.00%, 03/01/2041	1,795	1,997
5.00%, 03/01/2042	1,560	1,727
5.00%, 03/01/2048	7,415	8,069
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044(3)	2,250	2,269
University of Alabama
4.00%, 06/01/2033	1,070	1,113
West Jefferson Industrial Development Board
4.55%, 12/01/2038(1)	35,000	35,000

Total Alabama		449,354

Alaska – 0.17%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,090	1,048
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,482
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2033	2,270	2,511
5.00%, 12/01/2037	1,500	1,628
5.00%, 12/01/2040	2,500	2,777
5.00%, 12/01/2042	1,500	1,584
5.25%, 12/01/2035	1,715	1,960
5.25%, 12/01/2036	930	1,054
5.25%, 12/01/2037	975	1,094
5.25%, 12/01/2047	1,620	1,712
Borough of North Slope AK
5.00%, 06/30/2026	500	521
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,527
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	1,625	1,644
4.00%, 06/01/2050	3,145	2,913

Total Alaska		23,455

Arizona – 1.94%
Arizona Health Facilities Authority
3.89% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	600	598
3.89% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	3,150	3,105
5.00%, 12/01/2039	1,150	1,155
Arizona Industrial Development Authority
2.65%, 07/01/2026	255	245
3.00%, 12/15/2031(3)	360	322
3.63%, 05/20/2033	2,577	2,430
4.00%, 07/01/2031	280	271
4.00%, 07/01/2031	275	275
4.00%, 11/01/2039	1,140	1,141
5.00%, 02/01/2034	2,585	2,962
5.00%, 01/01/2042(1)	16,805	17,273
5.00%, 10/01/2044(1)	6,120	6,263
Arizona State University
5.00%, 07/01/2042	500	514
Chandler Industrial Development Authority
3.80%, 12/01/2035(1)	13,850	14,023
5.00%, 06/01/2049(1)	33,960	33,998
5.00%, 09/01/2052(1)	20,560	21,186
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,893
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,304
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043	2,500	2,672
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025	1,295	1,322
5.00%, 07/01/2026	1,675	1,728
5.00%, 07/01/2027	3,000	3,152
5.00%, 07/01/2028	1,070	1,146
5.00%, 07/01/2028	4,440	4,744
5.00%, 07/01/2029	725	787
5.00%, 07/01/2030	1,000	1,089

5.00%, 07/01/2031	725	790
5.00%, 07/01/2032	120	131
5.00%, 07/01/2032	800	837
5.00%, 07/01/2032	5,595	6,281
5.00%, 07/01/2034	1,650	1,961
5.00%, 07/01/2035	1,885	2,232
5.00%, 07/01/2036	3,000	3,169
5.00%, 07/01/2036	4,210	4,288
5.00%, 07/01/2037	1,765	1,796
5.00%, 07/01/2039	4,700	4,838
5.00%, 07/01/2042	540	554
5.00%, 07/01/2045	635	662
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,609
5.00%, 07/15/2033	1,920	2,257
5.00%, 07/15/2034	1,785	2,095
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,210
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2033	415	431
5.00%, 07/01/2034	765	794
5.00%, 07/01/2038	1,295	1,318
5.13%, 02/01/2034	2,505	2,417
5.38%, 02/01/2041	3,580	3,324
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100	2,093
5.00%, 09/01/2034(3)	1,265	1,256
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,210	3,309
5.00%, 07/01/2047	1,000	1,048
5.75%, 01/01/2036(3)	1,500	1,237
6.00%, 01/01/2048(3)	1,155	842
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,378
4.00%, 07/01/2037	860	890
4.00%, 07/01/2038	500	513
4.00%, 07/01/2039	1,035	1,051
4.00%, 07/01/2040	1,090	1,100
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	843
4.00%, 07/01/2038	19,340	19,551
5.00%, 07/01/2025	5,000	5,093
5.00%, 07/01/2026	7,000	7,288
5.00%, 07/01/2033	6,555	7,395
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2038	15,035	15,151
4.00%, 01/01/2041	4,680	4,743
5.00%, 01/01/2033	1,000	1,078
5.00%, 12/01/2036	6,670	6,777
5.00%, 01/01/2038	3,985	4,140
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,356
University of Arizona
5.00%, 06/01/2038	1,955	2,124
5.00%, 06/01/2046	2,000	2,044
Western Maricopa Education Center District No 402
5.00%, 07/01/2024	320	321
5.00%, 07/01/2025	1,410	1,436

Total Arizona		266,649

Arkansas – 0.38%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	146
4.00%, 07/01/2027	220	217
4.50%, 09/01/2049(3)	15,680	15,469
5.70%, 05/01/2053	3,175	3,293
6.88%, 07/01/2048(3)	7,500	8,189
7.38%, 07/01/2048(3)	8,400	9,224
City of Batesville AR Sales & Use Tax
5.00%, 02/01/2039	1,810	1,938
County of Pulaski AR
5.00%, 03/01/2036	1,000	1,132
5.00%, 03/01/2040	500	548
5.00%, 03/01/2042	1,225	1,328
Little Rock School District
2.00%, 02/01/2036	4,275	3,408
University of Arkansas
5.00%, 03/01/2033	5,845	5,904
5.00%, 11/01/2047	1,000	1,036

Total Arkansas		51,832

California – 6.98%
Alameda Corridor Transportation Authority
0.00%, 10/01/2051	190	52
0.00%, 10/01/2053	2,620	649

5.00%, 10/01/2036	1,710	1,781
Alisal Union School District
5.25%, 08/01/2042	740	788
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,060
Bay Area Toll Authority
2.85%, 04/01/2047(1)	965	954
2.95%, 04/01/2047(1)	1,130	1,108
4.05% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(2)	15,000	14,645
4.09% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000	9,887
4.89% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000	1,005
Calexico Unified School District
4.00%, 08/01/2042	680	689
California Community Choice Financing Authority
5.00%, 07/01/2053(1)	12,010	12,692
5.25%, 01/01/2054(1)	14,325	15,095
5.50%, 10/01/2054(1)	5,000	5,513
California Community Housing Agency
3.00%, 08/01/2056(3)	570	407
4.00%, 08/01/2051(3)	925	472
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	418
4.00%, 06/01/2036	275	285
4.00%, 06/01/2037	275	282
4.00%, 06/01/2038	275	281
5.00%, 06/01/2026	215	223
California Health Facilities Financing Authority
4.00%, 03/01/2033	11,945	11,947
4.00%, 04/01/2035	1,930	1,983
4.00%, 04/01/2045	2,000	1,928
5.00%, 08/15/2034	125	131
5.00%, 11/15/2061(1)	12,540	14,203
5.00%, 11/15/2061(1)	17,820	19,510
California Housing Finance Agency
3.50%, 11/20/2035	7,754	7,268
4.00%, 03/20/2033	465	460
4.38%, 09/20/2036	3,162	3,109
California Infrastructure & Economic Development Bank
3.25%, 08/01/2029	3,980	3,994
3.95%, 01/01/2050(1)(3)	45,135	45,020
5.00%, 11/01/2044	555	581
California Municipal Finance Authority
3.88%, 03/01/2054(1)	2,915	2,921
4.00%, 07/15/2029	6,900	6,841
4.00%, 05/15/2036	2,750	2,814
4.13%, 10/01/2041(1)	6,000	6,025
4.38%, 09/01/2053(1)	1,670	1,745
4.70%, 07/01/2041(1)	7,500	7,500
5.00%, 08/01/2026(1)	4,000	4,046
5.00%, 08/15/2029	1,000	1,075
5.00%, 11/01/2033	765	883
5.00%, 08/15/2034	1,065	1,139
5.25%, 11/01/2034	1,000	1,173
California Pollution Control Financing Authority
4.00%, 11/01/2042(1)(3)	6,000	5,998
4.13%, 07/01/2043(1)(3)	5,000	4,991
California Public Finance Authority
2.13%, 11/15/2027(3)	60	60
4.00%, 07/15/2041	2,800	2,890
California School Finance Authority
2.00%, 10/01/2024(3)	285	281
3.00%, 10/01/2031(3)	215	198
4.00%, 11/01/2031(3)	500	495
4.00%, 11/01/2041(3)	980	891
California State Public Works Board
5.00%, 08/01/2030	970	1,107
5.00%, 08/01/2033	1,800	2,087
5.00%, 09/01/2039	10,705	10,745
California Statewide Communities Development Authority
1.75%, 09/01/2029	750	656
4.00%, 09/02/2025	375	372
4.00%, 09/02/2029	300	296
4.00%, 09/02/2031	300	295
4.00%, 05/15/2036	1,540	1,581
4.00%, 04/01/2037	700	706
4.00%, 05/15/2037	3,595	3,660
4.00%, 05/15/2038	2,795	2,817
4.75%, 09/02/2033	500	508
5.00%, 04/01/2035	1,300	1,421
5.00%, 02/01/2045(4)(5)	1,072	750
5.00%, 04/01/2046(1)	4,300	4,781
California Statewide Financing Authority
6.00%, 05/01/2043	1,015	1,035

Castaic Lake Water Agency
0.00%, 08/01/2028	2,205	1,940
City of Beaumont CA
5.00%, 09/01/2049	1,000	1,021
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	702
4.00%, 05/15/2036	800	813
4.00%, 05/15/2037	850	855
4.00%, 05/15/2038	460	487
4.00%, 05/15/2038	750	747
4.00%, 05/15/2038	8,235	8,206
4.00%, 05/15/2039	775	767
4.00%, 05/15/2039	11,305	11,188
4.00%, 05/15/2040	750	741
4.00%, 05/15/2041	800	788
4.75%, 05/15/2035	8,340	8,444
5.00%, 05/15/2026	520	535
5.00%, 05/15/2028	1,150	1,228
5.00%, 05/15/2031	2,325	2,464
5.00%, 05/15/2033	1,325	1,403
5.00%, 05/15/2033	1,600	1,798
5.00%, 05/15/2034	130	146
5.00%, 05/15/2034	1,860	2,036
5.00%, 05/15/2034	2,295	2,555
5.00%, 05/15/2035	1,510	1,619
5.00%, 05/15/2035	9,725	10,208
5.00%, 05/15/2036	145	163
5.00%, 05/15/2036	2,515	2,649
5.00%, 05/15/2036	2,585	2,852
5.00%, 05/15/2037	2,000	2,177
5.00%, 05/15/2038	3,705	3,976
5.00%, 05/15/2040	1,095	1,104
5.00%, 05/15/2040	10,000	10,646
5.00%, 05/15/2041	2,255	2,408
5.00%, 05/15/2041	9,890	10,059
5.25%, 05/15/2031	4,805	5,157
5.25%, 05/15/2032	1,000	1,073
5.50%, 05/15/2036	3,500	4,034
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,311
5.00%, 09/01/2036	1,255	1,416
5.00%, 09/01/2037	2,705	3,022
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,512
City of Sacramento CA North Natomas Community Facilities District No 4
5.00%, 09/01/2031	3,270	3,715
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,363
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	2,755	1,879
Corona Community Facilities District
5.00%, 09/01/2027	100	104
5.25%, 09/01/2034	185	204
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	161
5.00%, 09/01/2031	225	244
5.00%, 09/01/2034	335	363
5.00%, 09/01/2036	560	601
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2041	1,000	1,026
CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	4,390
3.13%, 06/01/2057(3)	4,540	2,899
3.25%, 04/01/2057(3)	2,880	2,059
4.00%, 12/01/2056(3)	1,280	952
4.00%, 06/01/2058(3)	820	626
4.00%, 12/01/2058(3)	2,475	1,857
4.00%, 12/01/2059(3)	255	163
Dignity Health
3.81%, 11/01/2024	1,025	1,009
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,908
5.00%, 06/01/2044	1,250	1,423
5.00%, 06/01/2049	2,000	2,241
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,071
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	252
5.00%, 04/01/2036	200	201
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	48,125	5,435
5.00%, 06/01/2024	255	256
Hercules Redevelopment Agency Successor Agency

5.00%, 08/01/2037	2,050	2,305
5.00%, 08/01/2042	630	689
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,185	2,298
Kern Community College District
5.25%, 08/01/2036	1,150	1,381
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,170
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,683
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,245
5.00%, 12/01/2030	2,520	2,610
Los Angeles Department of Water & Power
4.35%, 07/01/2048(1)	55,395	55,395
5.00%, 07/01/2039	2,500	2,854
5.00%, 07/01/2039	12,645	14,120
5.00%, 07/01/2040	9,185	10,193
5.00%, 07/01/2042	4,495	4,619
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,585
4.00%, 07/01/2037	3,000	3,168
Madera Unified School District
4.00%, 08/01/2044	1,250	1,243
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,751
5.00%, 08/01/2028	1,000	1,025
5.00%, 08/01/2029	775	794
5.00%, 08/01/2030	2,530	2,594
Metropolitan Water District of Southern California
3.78% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	2,530	2,529
3.78% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	6,650	6,647
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,257
4.00%, 08/01/2030	1,445	1,562
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,542
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	4,104
5.00%, 03/01/2028	1,340	1,388
5.00%, 03/01/2030	1,700	1,767
5.00%, 03/01/2042	1,390	1,449
Northern California Energy Authority
5.00%, 08/01/2027	1,000	1,036
5.00%, 08/01/2029	1,600	1,697
5.00%, 08/01/2030	2,500	2,675
5.00%, 12/01/2054(1)	5,900	6,308
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,822
Ontario International Airport Authority
4.00%, 05/15/2041	400	392
Orange County Sanitation District
5.00%, 02/01/2036	5,000	5,024
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,817
Port of Oakland
5.00%, 05/01/2024	150	150
5.00%, 05/01/2026	1,170	1,202
5.00%, 05/01/2028	1,875	1,983
5.00%, 05/01/2029	1,875	2,008
5.00%, 11/01/2029	1,875	2,023
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	17,026
Romoland School District
5.00%, 09/01/2043	440	458
Sacramento City Financing Authority
5.00%, 12/01/2033	875	907
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	2,004
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	4,886
5.00%, 07/01/2030	205	224
5.00%, 07/01/2037	6,000	6,546
5.00%, 07/01/2038	6,100	6,615
5.00%, 07/01/2039	1,315	1,446
5.00%, 07/01/2040	1,235	1,350
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050	4,195	3,323
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2028	19,550	20,708
5.00%, 05/01/2032	3,000	3,371
5.00%, 05/01/2033	40,000	45,450
5.00%, 05/01/2037	945	1,003

San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	2,000	2,025
5.25%, 01/15/2049	5,260	5,321
State of California
4.00%, 10/01/2025	2,240	2,269
4.00%, 03/01/2026	375	382
4.00%, 10/01/2026	2,740	2,807
4.00%, 10/01/2033	2,900	3,126
4.00%, 11/01/2035	1,750	1,861
4.00%, 03/01/2036	2,385	2,517
4.00%, 10/01/2036	6,300	6,602
4.00%, 11/01/2036	2,735	2,888
5.00%, 10/01/2025	1,280	1,315
5.00%, 09/01/2026	2,000	2,094
5.00%, 08/01/2027	620	636
5.00%, 11/01/2028	8,000	8,791
5.00%, 08/01/2029	935	982
5.00%, 09/01/2029	370	389
5.00%, 11/01/2029	3,170	3,413
5.00%, 04/01/2030	5,130	5,812
5.00%, 08/01/2030	3,500	3,680
5.00%, 08/01/2030	3,910	4,184
5.00%, 04/01/2035	980	1,068
5.00%, 09/01/2035	1,365	1,592
5.00%, 10/01/2037	15,000	17,055
5.00%, 09/01/2041	7,200	8,005
5.00%, 09/01/2041	14,000	16,013
5.00%, 10/01/2041	19,860	21,970
5.00%, 09/01/2042	19,300	21,596
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,550
5.00%, 12/01/2033	8,530	9,945
University of California
4.25%, 05/15/2048(1)	44,000	44,000
5.00%, 05/15/2039	20,000	23,236
5.50%, 05/15/2040	14,250	17,067
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,184

Total California		958,651

Colorado – 1.87%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,151
5.00%, 12/15/2030	3,500	3,663
Adams County School District No 1
5.00%, 12/01/2033	1,000	1,047
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,427
2.30%, 12/15/2028	2,500	2,343
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,291
5.50%, 12/01/2043	1,750	1,907
Arkansas River Power Authority
5.00%, 10/01/2031	750	777
5.00%, 10/01/2038	4,665	4,772
5.00%, 10/01/2043	5,000	5,075
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2035	2,195	2,313
5.00%, 12/15/2036	1,500	1,581
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	8,200	8,674
5.00%, 11/15/2029	3,105	3,264
5.00%, 12/01/2029	1,130	1,205
5.00%, 12/01/2031	11,885	12,680
5.00%, 11/15/2032	2,175	2,493
5.00%, 12/01/2032	385	411
5.00%, 12/01/2035	420	446
5.00%, 12/01/2043	5,350	5,516
5.50%, 11/15/2031	6,030	6,963
5.50%, 11/15/2032	1,660	1,945
5.50%, 11/15/2033	1,865	2,184
5.50%, 11/15/2035	4,500	5,224
5.50%, 11/15/2038	1,565	1,778
5.50%, 11/15/2042	2,760	3,088
5.75%, 11/15/2034	960	1,140
5.75%, 11/15/2035	890	1,053
5.75%, 11/15/2040	6,500	7,452
5.75%, 11/15/2041	1,300	1,484
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044	2,685	2,739
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2042	1,550	1,616

Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2026	80	79
4.00%, 06/01/2026	535	536
4.00%, 06/01/2028	580	586
4.00%, 05/01/2029	70	69
4.00%, 05/01/2030	65	64
4.00%, 06/01/2030	325	331
4.00%, 06/01/2032	340	346
4.00%, 05/01/2036	75	71
4.00%, 07/01/2036	1,295	1,305
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	714
4.00%, 01/01/2035	2,495	2,571
4.00%, 08/01/2044	1,520	1,460
5.00%, 11/01/2025	1,715	1,755
5.00%, 11/01/2026	1,330	1,384
5.00%, 08/01/2027	1,000	1,058
5.00%, 08/01/2028	1,000	1,076
5.00%, 05/15/2031	1,000	1,150
5.00%, 05/15/2032	1,000	1,168
5.00%, 11/15/2041	2,500	2,542
5.00%, 08/01/2044	6,110	6,377
5.00%, 08/01/2049(1)	1,330	1,363
5.00%, 11/15/2049(1)	235	245
5.00%, 11/15/2049(1)	2,350	2,449
5.00%, 11/15/2057(1)	23,865	27,322
5.00%, 05/15/2062(1)	3,295	3,415
5.00%, 05/15/2062(1)	4,415	4,742
5.25%, 11/01/2038	1,100	1,235
5.25%, 11/01/2039	1,000	1,120
Colorado Housing & Finance Authority
4.25%, 11/01/2049	325	324
4.25%, 11/01/2049	600	598
County of El Paso CO
4.00%, 12/01/2033	800	834
4.00%, 12/01/2035	910	945
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	11,257
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,028
E-470 Public Highway Authority
3.91% (SOFR + 0.35%), 09/01/2039(2)	2,195	2,191
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	4,000	4,138
Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,236
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,700
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,157
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	418
Reata South Metropolitan District
5.38%, 12/01/2037	1,915	1,947
Regional Transportation District
4.00%, 01/15/2033	850	879
4.00%, 07/15/2033	270	282
4.00%, 07/15/2034	750	775
5.00%, 06/01/2031	1,315	1,446
5.00%, 07/15/2032	600	662
Reunion Metropolitan District
3.63%, 12/01/2044	1,637	1,257
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2042	1,035	1,009
Southlands Metropolitan District No 1
3.50%, 12/01/2027	500	479
State of Colorado
4.00%, 12/15/2035	7,400	7,741
4.00%, 12/15/2037	1,800	1,829
6.00%, 12/15/2038	7,700	9,346
6.00%, 12/15/2040	3,630	4,370
6.00%, 12/15/2041	3,370	4,040
STC Metropolitan District No 2
3.00%, 12/01/2025	555	537
University of Colorado
2.00%, 06/01/2051(1)	1,310	1,250
2.00%, 06/01/2051(1)	1,545	1,500
2.00%, 06/01/2054(1)	5,955	5,897
5.00%, 06/01/2047	500	520
University of Colorado Hospital Authority
5.00%, 11/15/2047(1)	9,530	9,538
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	202
5.00%, 12/15/2024	135	136
5.00%, 12/01/2025	180	184

5.00%, 12/15/2025	85	87
5.00%, 12/01/2026	195	203
5.00%, 12/01/2027	205	218
5.00%, 12/01/2028	210	226
5.00%, 12/15/2028	130	135
5.00%, 12/01/2029	210	231
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	130
5.00%, 12/01/2031	230	253
5.00%, 12/01/2032	250	275
5.00%, 12/01/2035	100	109
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	826
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,492
Weld County School District No RE-4
5.00%, 12/01/2042	1,000	1,114

Total Colorado		256,191

Connecticut – 2.31%
City of Bridgeport CT
4.00%, 06/01/2037	2,460	2,509
4.00%, 09/01/2042	995	995
5.00%, 09/15/2029	2,600	2,875
5.00%, 09/15/2030	2,250	2,490
5.00%, 06/01/2033	1,985	2,198
5.00%, 09/01/2040	1,380	1,504
City of Danbury CT
5.00%, 09/24/2024(3)	8,155	8,199
City of Hartford CT
5.00%, 07/15/2026	2,430	2,490
City of New Britain CT
5.00%, 03/01/2027	1,260	1,320
5.00%, 03/01/2028	1,490	1,568
5.00%, 03/01/2033	1,900	2,002
City of New Haven CT
4.00%, 08/01/2037	1,000	1,001
5.00%, 08/15/2029	2,000	2,080
5.00%, 08/15/2031	1,000	1,039
City of West Haven CT
4.00%, 09/15/2030	300	311
4.00%, 09/15/2031	325	335
Connecticut Housing Finance Authority
3.00%, 11/15/2050	4,755	4,604
3.00%, 05/15/2051	7,300	7,043
4.40%, 05/15/2066(1)	6,355	6,405
5.00%, 05/15/2025	1,995	2,023
5.00%, 11/15/2025	1,270	1,298
5.00%, 05/15/2026	1,290	1,330
5.00%, 11/15/2026	600	624
5.00%, 05/15/2027	675	709
5.00%, 11/15/2027	550	583
5.00%, 05/15/2028	700	751
5.00%, 11/15/2028	750	807
5.00%, 05/15/2029	720	778
5.00%, 11/15/2029	1,000	1,089
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(1)	10,885	10,742
1.10%, 07/01/2033(1)	22,000	21,423
1.80%, 07/01/2049(1)	2,005	1,990
2.00%, 07/01/2042(1)	6,470	6,234
2.95%, 07/01/2049(1)	6,570	6,476
3.20%, 07/01/2037(1)	5,365	5,355
4.00%, 07/01/2032	250	265
4.00%, 07/01/2033	265	280
4.00%, 07/01/2034	275	289
4.00%, 07/01/2035	250	261
4.00%, 07/01/2036	200	206
4.00%, 07/01/2046	880	794
5.00%, 11/01/2024	475	479
5.00%, 07/01/2025(3)	435	429
5.00%, 11/01/2028	1,245	1,357
5.00%, 07/01/2029	150	164
5.00%, 07/01/2029(3)	440	430
5.00%, 07/01/2029	1,000	1,071
5.00%, 07/01/2030	175	194
5.00%, 06/01/2031	600	667
5.00%, 07/01/2031	250	281
5.00%, 07/01/2031	2,500	2,508
5.00%, 07/01/2032	700	773
5.00%, 07/01/2032	2,000	2,172
5.00%, 07/01/2033	235	268
5.00%, 07/01/2033	600	661
5.00%, 07/01/2033	2,730	2,987

5.00%, 07/01/2034	320	364
5.00%, 07/01/2034	700	770
5.00%, 07/01/2035	350	397
5.00%, 07/01/2035	950	1,041
5.00%, 07/01/2036	360	405
5.00%, 07/01/2036	1,000	1,089
5.00%, 07/01/2037	390	434
5.00%, 07/01/2039(3)	1,500	1,457
5.00%, 07/01/2039	3,275	3,584
5.00%, 07/01/2049(3)	1,550	1,318
5.00%, 07/01/2053(1)	2,625	2,714
5.00%, 07/01/2053(1)	3,445	3,464
Metropolitan District
4.00%, 09/01/2037	3,980	4,117
4.00%, 09/01/2038	3,000	3,074
State of Connecticut
3.00%, 01/15/2032	3,030	3,000
3.00%, 01/15/2039	1,475	1,317
4.00%, 01/15/2036	2,605	2,776
4.00%, 04/15/2037	3,075	3,148
4.00%, 01/15/2039	5,000	5,172
4.00%, 01/15/2039	8,835	9,109
5.00%, 01/15/2026	850	878
5.00%, 04/15/2026	1,500	1,556
5.00%, 08/01/2026	2,800	2,924
5.00%, 06/15/2027	1,680	1,714
5.00%, 08/01/2027	2,315	2,469
5.00%, 09/15/2027	1,000	1,069
5.00%, 03/01/2029	1,500	1,500
5.00%, 04/15/2030	565	625
5.00%, 06/15/2032	500	586
5.00%, 06/15/2032	710	723
5.00%, 09/15/2032	325	382
5.00%, 09/15/2033	4,500	4,914
5.00%, 04/15/2034	645	712
5.00%, 04/15/2035	225	247
5.00%, 04/15/2035	4,895	5,273
5.00%, 06/15/2035	300	348
5.00%, 06/15/2035	2,500	2,699
5.00%, 09/15/2035	2,000	2,166
5.00%, 04/15/2036	2,300	2,518
5.00%, 06/15/2038	700	795
5.00%, 01/15/2040	8,325	9,071
5.00%, 01/15/2042	8,780	9,696
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	1,220	1,281
4.00%, 05/01/2038	830	860
4.00%, 05/01/2039	3,680	3,792
4.00%, 05/01/2040	7,545	7,730
4.00%, 11/01/2040	4,240	4,349
5.00%, 05/01/2030	2,000	2,263
5.00%, 05/01/2033	3,000	3,387
5.00%, 05/01/2034	3,400	3,832
5.00%, 05/01/2034	8,900	10,201
5.00%, 05/01/2035	2,800	3,197
5.00%, 01/01/2038	1,500	1,590
5.00%, 07/01/2038	6,500	7,427
5.00%, 07/01/2039	6,000	6,817
5.25%, 07/01/2040	3,500	4,028
5.25%, 07/01/2042	2,500	2,844
Town of Hamden CT
5.00%, 08/15/2026	500	503
5.00%, 08/15/2026	1,335	1,383
5.00%, 08/01/2030	500	557
Town of North Branford CT
5.00%, 08/02/2024	5,945	5,968
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,933
University of Connecticut
5.00%, 11/01/2028	1,290	1,412
5.00%, 05/01/2042	5,000	5,512
5.25%, 11/15/2034	3,705	4,076

Total Connecticut		316,273

Delaware – 0.16%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	186
4.00%, 01/01/2046	1,100	1,084
5.00%, 01/01/2029	350	385
5.00%, 01/01/2032	500	577
5.00%, 01/01/2035	350	402
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630	4,449

Delaware State Housing Authority
5.75%, 01/01/2055	7,710	8,390
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,652
5.00%, 09/01/2035	1,000	1,121
State of Delaware
3.50%, 03/01/2033	1,150	1,154

Total Delaware		21,400

District of Columbia – 1.44%
District of Columbia
4.00%, 02/01/2037	2,860	2,971
5.00%, 12/01/2033	5,000	5,566
5.00%, 06/01/2034	1,000	1,021
5.00%, 06/01/2034	2,100	2,225
5.00%, 06/01/2035	3,000	3,005
5.00%, 06/01/2037	3,095	3,147
5.00%, 06/01/2038	3,000	3,046
5.00%, 06/01/2042	2,000	2,080
District of Columbia Housing Finance Agency
5.00%, 07/01/2026(1)	10,000	10,098
5.00%, 12/01/2026(1)	3,725	3,779
5.00%, 10/01/2041(1)	5,500	5,625
District of Columbia Income Tax Revenue
5.00%, 10/01/2029	5,000	5,615
5.00%, 03/01/2035	3,770	4,182
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	23,840	23,496
3.00%, 10/01/2057(1)	8,715	8,492
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	572
4.00%, 10/01/2038	635	631
5.00%, 10/01/2024	1,325	1,331
5.00%, 10/01/2025	1,185	1,217
5.00%, 10/01/2025	5,500	5,610
5.00%, 10/01/2026	13,500	13,994
5.00%, 10/01/2027	500	528
5.00%, 10/01/2028	4,150	4,459
5.00%, 10/01/2029	4,155	4,427
5.00%, 10/01/2030	2,530	2,779
5.00%, 10/01/2030	5,280	5,547
5.00%, 10/01/2030	7,500	8,239
5.00%, 10/01/2031	4,305	4,792
5.00%, 10/01/2031	5,335	5,680
5.00%, 10/01/2032	5,000	5,167
5.00%, 10/01/2032	11,490	12,786
5.00%, 10/01/2033	6,230	6,929
5.00%, 10/01/2034	1,520	1,688
5.00%, 10/01/2034	5,100	5,728
5.00%, 10/01/2035	1,350	1,493
5.00%, 10/01/2036	1,075	1,181
5.00%, 10/01/2037	1,000	1,039
5.00%, 10/01/2038	1,855	2,028
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,336
4.00%, 10/01/2038	415	419
5.00%, 10/01/2034	1,500	1,614
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	1,255	1,326
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036	2,550	2,981
5.00%, 07/15/2037	2,300	2,592
5.00%, 07/15/2038	1,785	2,045
5.00%, 07/15/2039	1,445	1,647

Total District of Columbia		197,153

Florida – 5.39%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,225
5.00%, 07/01/2030	2,140	2,408
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	222
2.75%, 05/01/2031(3)	270	240
Astonia Community Development District
2.50%, 05/01/2026(3)	190	184
3.00%, 05/01/2031(3)	205	190
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,020	989
4.00%, 05/01/2042	2,500	2,194
4.50%, 05/01/2033(3)	660	665
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	95	91
2.88%, 05/01/2031	250	225
5.00%, 05/01/2042	1,920	1,902
5.00%, 05/01/2053	1,440	1,384

Berry Bay Community Development District
2.63%, 05/01/2026	150	145
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,579
5.00%, 04/01/2040	5,000	5,462
Capital Projects Finance Authority
5.00%, 10/01/2024	550	550
5.00%, 10/01/2025	2,630	2,644
5.00%, 10/01/2026	1,275	1,291
5.00%, 10/01/2027	1,750	1,787
Capital Trust Agency, Inc.
5.00%, 12/15/2039	1,270	1,271
5.35%, 07/01/2029	245	245
Celebration Community Development District
2.25%, 05/01/2026	105	101
2.75%, 05/01/2031	120	112
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,557
5.00%, 07/01/2026	1,375	1,431
5.00%, 07/01/2035	5,000	5,511
CFM Community Development District
2.88%, 05/01/2031	420	378
Charles Cove Community Development District
3.00%, 05/01/2031	280	254
Citizens Property Insurance, Inc.
5.00%, 06/01/2025	19,595	19,757
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,437
5.00%, 09/01/2040	1,000	1,131
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	3,500	3,708
City of Jacksonville FL
5.00%, 10/01/2026	475	497
5.00%, 10/01/2027	380	406
5.00%, 08/15/2028	3,045	3,295
5.00%, 10/01/2028	755	825
5.00%, 08/15/2029	2,500	2,759
5.00%, 10/01/2029	655	731
5.00%, 08/15/2030	1,700	1,867
5.00%, 10/01/2030	615	699
5.00%, 08/15/2031	2,250	2,473
5.00%, 08/15/2032	1,200	1,320
5.00%, 10/01/2032	565	661
5.00%, 08/15/2033	1,200	1,316
City of Miami Beach FL
5.00%, 09/01/2045	1,650	1,663
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,730
City of Orlando FL
5.00%, 10/01/2031	1,120	1,233
5.00%, 10/01/2032	1,300	1,350
5.00%, 10/01/2032	1,680	1,851
5.00%, 10/01/2035	1,200	1,316
5.00%, 10/01/2036	1,000	1,093
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,115
City of Palmetto FL
4.25%, 06/01/2027	205	206
5.00%, 06/01/2032	400	424
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2024	400	401
5.00%, 08/15/2025	700	713
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,404
City of Tampa FL
4.00%, 07/01/2045	2,975	2,851
5.00%, 07/01/2037	1,785	1,828
5.25%, 05/01/2046	2,985	3,153
Cobblestone Community Development District
3.40%, 05/01/2027	120	117
Collier County Educational Facilities Authority
5.50%, 06/01/2033	2,625	2,829
Collier County Industrial Development Authority
5.00%, 10/01/2054(1)	670	725
5.00%, 10/01/2054(1)	845	933
Cordova Palms Community Development District
2.40%, 05/01/2026	105	101
2.80%, 05/01/2031	245	220
4.50%, 05/01/2027	115	115
5.10%, 05/01/2032	170	174
5.30%, 05/01/2032	100	102
County of Brevard FL
5.50%, 09/01/2048	6,615	7,350

County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,157
5.00%, 10/01/2026	1,000	1,035
5.00%, 10/01/2026	3,665	3,793
5.00%, 10/01/2027	1,650	1,738
5.00%, 10/01/2027	3,500	3,686
5.00%, 10/01/2028	1,500	1,601
5.00%, 10/01/2029	500	508
5.00%, 10/01/2029	1,150	1,248
5.00%, 10/01/2030	405	425
5.00%, 10/01/2031	1,525	1,648
5.00%, 10/01/2036	1,350	1,442
5.00%, 10/01/2036	1,500	1,560
5.00%, 10/01/2038	1,420	1,493
5.00%, 10/01/2040	12,425	12,526
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	1,019
5.00%, 09/01/2030	310	345
5.00%, 09/01/2030	1,780	1,916
5.00%, 09/01/2032	265	292
5.00%, 09/01/2034	1,925	2,065
5.00%, 09/01/2035	2,000	2,139
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,502
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,223
5.00%, 10/01/2030	1,680	1,872
5.00%, 10/01/2031	1,375	1,532
5.00%, 10/01/2035	1,805	2,009
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,848
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,728
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,082
County of Miami-Dade FL
5.00%, 07/01/2037	1,500	1,540
5.00%, 07/01/2038	1,060	1,087
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,668
4.00%, 10/01/2038	1,900	1,904
4.00%, 10/01/2040	1,450	1,451
5.00%, 10/01/2029	625	628
5.00%, 10/01/2030	250	282
5.00%, 10/01/2031	7,500	7,537
5.00%, 10/01/2033	23,355	23,457
5.00%, 10/01/2034	5,520	5,546
5.00%, 10/01/2035	1,000	1,004
5.00%, 10/01/2037	2,990	3,004
5.00%, 10/01/2038	490	495
5.00%, 10/01/2040	20,320	20,899
County of Miami-Dade FL Transit System
5.00%, 07/01/2043	5,035	5,486
5.00%, 07/01/2044	9,540	10,355
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,471
4.00%, 10/01/2040	8,880	9,032
5.00%, 10/01/2031	4,000	4,080
5.00%, 10/01/2032	1,275	1,299
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,023
4.00%, 10/01/2039	7,000	7,109
4.00%, 10/01/2040	6,000	5,917
4.00%, 10/01/2041	10,000	10,038
County of Palm Beach FL
5.00%, 05/01/2029	1,915	1,982
County of Pasco FL
5.25%, 09/01/2032	550	632
5.25%, 09/01/2033	750	872
5.25%, 09/01/2034	675	785
5.25%, 09/01/2035	585	679
5.50%, 09/01/2037	1,550	1,798
5.50%, 09/01/2038	2,820	3,248
5.50%, 09/01/2039	500	572
5.50%, 09/01/2040	1,250	1,423
Creek Preserve Community Development District
4.25%, 11/01/2030(3)	685	682
Duval County Public Schools
5.00%, 07/01/2031	8,280	9,330
5.00%, 07/01/2032	5,500	6,182
5.00%, 07/01/2033	5,860	6,578
5.00%, 07/01/2034	8,350	9,344
5.00%, 07/01/2035	11,000	12,256

East Nassau Stewardship District
2.40%, 05/01/2026	110	106
3.00%, 05/01/2031	240	218
Elevation Pointe Community Development District
3.90%, 05/01/2027	130	129
4.13%, 05/01/2032	250	245
4.40%, 05/01/2032	1,100	1,087
Entrada Community Development District
2.13%, 05/01/2026(3)	270	260
Epperson North Community Development District
2.45%, 11/01/2026	125	119
2.50%, 05/01/2026	60	58
3.00%, 05/01/2031	145	131
3.10%, 11/01/2031	185	167
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,166
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	155	153
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,733
Florida Development Finance Corp.
3.00%, 07/01/2031(3)	275	256
3.00%, 06/01/2032	795	668
4.00%, 06/01/2024(3)	105	105
4.00%, 06/01/2026(3)	110	108
4.00%, 07/01/2031	170	168
5.00%, 04/01/2028	315	334
5.00%, 04/01/2029	250	269
5.00%, 05/01/2029(3)	2,915	2,917
5.00%, 06/01/2031(3)	140	138
5.00%, 06/15/2032	545	562
5.00%, 02/01/2033	1,000	1,026
5.00%, 06/01/2035(3)	125	121
5.00%, 02/01/2037	1,750	1,767
5.00%, 06/15/2038	860	874
5.00%, 06/15/2056	2,570	2,519
5.00%, 08/01/2056(1)	6,185	6,816
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,053
5.00%, 10/01/2033	1,000	1,045
Florida Housing Finance Corp.
3.50%, 07/01/2051	1,940	1,904
4.50%, 05/01/2026(1)	9,742	9,766
6.25%, 07/01/2055	5,000	5,598
Florida Municipal Power Agency
3.00%, 10/01/2032	1,400	1,347
5.00%, 10/01/2025	3,475	3,555
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	228
5.00%, 10/01/2032	150	173
5.00%, 10/01/2033	200	230
5.00%, 10/01/2035	250	285
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000	2,032
5.00%, 10/01/2033	5,020	5,100
5.00%, 10/01/2034	11,000	11,862
5.00%, 10/01/2038	5,500	5,821
Harbor Bay Community Development District
3.10%, 05/01/2024	100	100
3.10%, 05/01/2024	100	100
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	1,030
4.00%, 10/01/2041	1,100	1,114
5.00%, 10/01/2025	2,300	2,346
5.00%, 10/01/2031	4,400	4,422
5.00%, 10/01/2032	375	410
5.00%, 10/01/2032	2,500	2,512
5.00%, 10/01/2033	465	508
5.00%, 10/01/2034	2,150	2,346
5.00%, 10/01/2035	2,275	2,477
5.00%, 10/01/2036	2,650	2,872
5.00%, 10/01/2037	700	734
5.00%, 10/01/2040	12,500	12,583
5.00%, 10/01/2047	8,000	8,665
Hillsborough County Port District
5.00%, 06/01/2038	900	937
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,956
Hilltop Point Community Development District
5.00%, 05/01/2033	200	202
Hyde Park Community Development District No 1
3.25%, 05/01/2027	345	336
3.60%, 05/01/2032	505	474

JEA Electric System Revenue
4.00%, 10/01/2038	10,830	10,926
4.00%, 10/01/2039	10,550	10,626
5.00%, 10/01/2026	1,120	1,169
5.00%, 10/01/2031	1,360	1,506
5.00%, 10/01/2033	2,130	2,362
5.00%, 10/01/2034	1,215	1,347
JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,541
5.25%, 10/01/2049	11,755	13,075
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	125
3.88%, 05/01/2031	340	334
4.13%, 05/01/2031	1,000	987
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	140	135
2.50%, 05/01/2025(3)	285	280
2.63%, 05/01/2031	300	266
3.13%, 05/01/2030(3)	310	289
4.35%, 05/01/2024	285	285
4.55%, 05/01/2024(3)	160	160
Laurel Road Community Development District
3.00%, 05/01/2031	350	317
3.13%, 05/01/2031	835	753
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,884
Lee County School Board
5.00%, 08/01/2028	3,275	3,555
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850	2,890
5.00%, 04/01/2035	6,575	7,078
5.00%, 04/01/2037	2,060	2,197
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,682
LT Ranch Community Development District
3.00%, 05/01/2025	300	296
Manatee County School District
5.00%, 10/01/2025	520	533
5.00%, 10/01/2029	1,250	1,313
5.00%, 10/01/2030	1,250	1,312
Marion County School Board
5.00%, 06/01/2026	1,455	1,478
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	100	96
3.00%, 05/01/2031	310	282
Miami Beach Health Facilities Authority
4.00%, 11/15/2041	500	486
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,259
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	112
5.00%, 08/01/2026	155	160
5.00%, 08/01/2027	345	360
5.00%, 08/01/2028	400	420
5.00%, 08/01/2028	460	487
5.00%, 08/01/2029	480	503
5.00%, 08/01/2030	680	712
5.00%, 08/01/2030	1,050	1,135
5.00%, 08/01/2032	750	784
Mid-Bay Bridge Authority
5.00%, 10/01/2040	1,375	1,384
Midtown Miami Community Development District
5.00%, 05/01/2037	965	965
Mirada II Community Development District
2.50%, 05/01/2026	305	293
Monroe County School District
5.00%, 06/01/2033	540	572
5.00%, 06/01/2035	500	530
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	150	145
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,025
Orange County School Board
5.00%, 08/01/2029	1,000	1,022
5.00%, 08/01/2033	1,740	1,796
5.00%, 08/01/2034	3,375	3,480
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190	1,042
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	149
4.00%, 06/01/2031	625	600
5.00%, 05/15/2024	615	614
5.00%, 12/01/2024	105	106
5.00%, 05/15/2028	1,920	1,920

Palm Beach County Housing Finance Authority
5.00%, 02/01/2027(1)	4,285	4,364
Palm Beach County School District
5.00%, 08/01/2024	220	221
5.00%, 08/01/2026	1,065	1,112
5.00%, 08/01/2026	3,750	3,915
5.00%, 08/01/2030	4,520	4,601
5.00%, 08/01/2032	3,000	3,052
5.00%, 08/01/2038	1,280	1,432
5.00%, 08/01/2039	2,560	2,856
5.25%, 08/01/2038	6,500	7,460
Palm Coast Park Community Development District
2.40%, 05/01/2026	115	111
4.63%, 05/01/2032	500	507
Pasco County School Board
5.00%, 08/01/2030	450	510
5.00%, 08/01/2033	1,000	1,131
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	95
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(1)	2,210	2,182
Poitras East Community Development District
4.00%, 05/01/2028	1,000	999
Portico Community Development District
2.80%, 05/01/2025	415	408
Preston Cove Community Development District
3.25%, 05/01/2027	200	194
3.60%, 05/01/2032	340	318
Reunion East Community Development District
2.40%, 05/01/2026	110	106
2.85%, 05/01/2031	200	180
Reunion West Community Development District
3.00%, 05/01/2036	450	392
Ridge at Apopka Community Development District
4.75%, 05/01/2027	205	206
River Hall Community Development District
3.00%, 05/01/2031	250	228
Rivers Edge II Community Development District
2.40%, 05/01/2026	345	332
3.00%, 05/01/2031	300	273
Rolling Hills Community Development District
3.13%, 05/01/2027	305	295
3.65%, 05/01/2032	400	375
3.75%, 05/01/2042	485	407
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	290
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,045
5.00%, 05/01/2026	1,000	1,010
5.00%, 05/01/2028	2,785	2,823
5.00%, 11/01/2029	1,180	1,188
5.00%, 02/01/2030	500	515
5.00%, 05/01/2031	5,000	5,073
5.00%, 05/01/2031(1)	6,410	6,415
School District of Broward County
5.00%, 07/01/2028	1,500	1,596
5.00%, 07/01/2029	2,545	2,713
5.00%, 07/01/2030	3,955	4,463
5.00%, 07/01/2030	5,500	5,582
5.00%, 07/01/2031	1,000	1,129
5.00%, 07/01/2033	5,000	5,637
5.00%, 07/01/2038	6,410	7,213
5.00%, 07/01/2045	12,400	13,511
Seminole Improvement District
4.40%, 10/01/2027	250	250
5.00%, 10/01/2032	250	255
5.30%, 10/01/2037	500	513
Somerset Community Development District
4.00%, 05/01/2024	200	200
4.00%, 05/01/2025	210	209
4.00%, 05/01/2032	570	550
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	187
4.55%, 05/01/2031	1,280	1,285
5.45%, 05/01/2044	1,350	1,360
Southshore Bay Community Development District
3.00%, 05/01/2033(3)	50	50
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	168
4.00%, 12/15/2026	185	181
4.00%, 12/15/2027	215	209

St Johns County School Board
5.00%, 07/01/2029	1,250	1,380
5.00%, 07/01/2030	1,500	1,665
5.00%, 07/01/2031	1,000	1,111
State of Florida
5.00%, 06/01/2024	2,415	2,420
5.00%, 07/01/2024	2,460	2,468
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,469
4.00%, 07/01/2039	3,625	3,716
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,404
Stillwater Community Development District
2.38%, 06/15/2026(3)	185	178
Sunbridge Stewardship District
5.20%, 05/01/2042	500	503
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,387
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,079
5.00%, 10/01/2043	2,000	2,204
5.00%, 10/01/2044	3,345	3,668
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048	5,145	5,337
Tolomato Community Development District
2.00%, 05/01/2024	1,295	1,292
2.10%, 05/01/2025	1,340	1,305
2.80%, 05/01/2027	1,635	1,581
2.88%, 05/01/2027	140	136
3.00%, 05/01/2032	1,500	1,367
3.50%, 05/01/2024	100	100
Tradition Community Development District No 9
2.30%, 05/01/2026	195	188
2.70%, 05/01/2031	270	240
Two Rivers North Community Development District
4.63%, 05/01/2027	105	105
4.88%, 05/01/2032	250	253
V-Dana Community Development District
2.60%, 05/01/2026	95	92
3.13%, 05/01/2031	125	115
Verano No 3 Community Development District
2.38%, 05/01/2026	60	58
3.00%, 05/01/2031	120	110
Viera Stewardship District
2.30%, 05/01/2026	255	245
2.80%, 05/01/2031	465	416
4.60%, 05/01/2033	1,770	1,795
Village Community Development District No 13
2.55%, 05/01/2031	1,175	1,090
Village Community Development District No 15
4.38%, 05/01/2033(3)	485	499
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	749
5.00%, 10/15/2044	390	410
Volusia County School Board
5.00%, 08/01/2024	2,100	2,108
Watergrass Community Development District II
2.00%, 05/01/2026	285	272
2.50%, 05/01/2031	310	272
West Villages Improvement District
4.00%, 05/01/2024	105	105
4.50%, 05/01/2031	500	500
5.38%, 05/01/2044	750	750
Westside Community Development District
3.50%, 05/01/2024(3)	155	155
Westside Haines City Community Development District
2.50%, 05/01/2026	95	92
3.00%, 05/01/2031	215	196
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	250	240
3.63%, 05/01/2032	335	312
Wiregrass II Community Development District
4.50%, 05/01/2027	100	100
4.80%, 05/01/2032	240	242

Total Florida		739,067

Georgia – 3.72%
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	1,335	1,303
2.88%, 07/01/2031(3)	2,080	1,945
Bartow County Development Authority
3.95%, 12/01/2032(1)	8,030	8,128
4.70%, 11/01/2062(1)	4,000	4,000
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,428
5.00%, 07/01/2031	650	717
5.00%, 07/01/2037	1,800	1,957

City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	254
5.00%, 07/01/2026	580	599
5.00%, 07/01/2026	1,210	1,262
5.00%, 07/01/2027	2,635	2,812
5.00%, 07/01/2032	250	277
5.00%, 07/01/2033	350	388
5.00%, 07/01/2033	2,000	2,244
5.00%, 07/01/2034	250	277
5.00%, 07/01/2034	1,300	1,457
5.00%, 07/01/2035	350	387
5.00%, 07/01/2036	350	384
5.00%, 07/01/2037	385	420
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2038	1,590	1,672
5.00%, 11/01/2040	24,425	24,748
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	511
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700	2,884
5.00%, 07/01/2054(1)	3,330	3,401
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,314
Development Authority for Fulton County
5.00%, 06/15/2044	580	608
Development Authority of Burke County
1.50%, 01/01/2040(1)	4,000	3,860
1.70%, 12/01/2049(1)	2,400	2,367
2.88%, 12/01/2049(1)	5,640	5,516
3.25%, 11/01/2045(1)	3,000	2,961
3.38%, 11/01/2053(1)	6,050	6,013
3.80%, 10/01/2032(1)	5,555	5,587
4.65%, 07/01/2049(1)	12,000	12,000
Development Authority of Monroe County
3.88%, 10/01/2048(1)	4,815	4,846
4.75%, 11/01/2048(1)	16,900	16,900
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300	1,302
Fulton County Residential Care Facilities for the Elderly Authority
3.00%, 04/01/2024(3)	150	150
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,137
4.00%, 01/01/2036	2,000	2,020
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,959
4.00%, 08/01/2037	750	731
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	626
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	500
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,352
4.00%, 08/01/2049(1)	36,670	36,717
4.00%, 03/01/2050(1)	10,000	10,038
4.00%, 05/01/2052(1)	26,945	26,854
4.00%, 07/01/2052(1)	32,165	32,420
4.00%, 09/01/2052(1)	11,210	11,142
5.00%, 05/15/2027	1,500	1,535
5.00%, 12/01/2052(1)	12,375	12,963
5.00%, 06/01/2053(1)	11,180	11,777
5.00%, 07/01/2053(1)	5,755	6,094
5.00%, 09/01/2053(1)	23,220	24,666
5.00%, 12/01/2053(1)	19,735	21,081
5.00%, 05/01/2054(1)	11,030	11,592
5.00%, 05/01/2054(1)	19,650	21,051
5.00%, 12/01/2054(1)	38,220	41,028
5.26% (SOFR + 1.70%), 12/01/2053(2)	42,000	42,556
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2033	1,250	1,490
5.00%, 07/01/2034	1,000	1,190
5.00%, 07/01/2035	525	623
5.00%, 07/01/2039	900	1,034
Municipal Electric Authority of Georgia
4.00%, 01/01/2034	1,800	1,876
4.00%, 01/01/2035	435	441
4.00%, 01/01/2035	1,500	1,557
4.00%, 01/01/2036	435	440
4.00%, 01/01/2037	860	863
4.00%, 01/01/2038	850	847
4.00%, 01/01/2039	850	839
4.00%, 01/01/2046	400	388
4.00%, 01/01/2046	590	572

4.00%, 01/01/2051	220	201
4.00%, 01/01/2051	1,100	1,012
5.00%, 01/01/2025	350	353
5.00%, 01/01/2025	900	907
5.00%, 01/01/2025	950	957
5.00%, 01/01/2026	300	308
5.00%, 01/01/2026	320	329
5.00%, 01/01/2026	1,000	1,028
5.00%, 01/01/2027	300	313
5.00%, 01/01/2027	1,500	1,565
5.00%, 11/01/2027	200	212
5.00%, 01/01/2028	25	27
5.00%, 01/01/2028	750	796
5.00%, 11/01/2028	275	296
5.00%, 11/01/2029	300	329
5.00%, 01/01/2030	1,000	1,065
5.00%, 01/01/2031	685	737
5.00%, 01/01/2034	1,080	1,197
5.00%, 01/01/2039	605	636
5.00%, 01/01/2039	3,980	4,104
5.00%, 01/01/2048	1,455	1,476
5.00%, 07/01/2048	1,000	1,064
5.00%, 01/01/2056	190	193
5.00%, 01/01/2056	280	288
5.00%, 01/01/2056	1,930	1,971
5.00%, 01/01/2063	515	524
Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	3,241
5.00%, 04/01/2033	250	283
5.00%, 04/01/2034	350	396
5.00%, 04/01/2035	200	226
5.00%, 04/01/2036	330	371
5.00%, 04/01/2037	300	334
5.00%, 04/01/2038	450	497
5.00%, 04/01/2039	725	795
5.00%, 04/01/2042	1,875	2,019
5.00%, 04/01/2043	8,750	9,371
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	1,031
5.00%, 04/01/2027	1,900	1,900
5.00%, 04/01/2028	400	427
5.00%, 04/01/2034	780	877
5.00%, 04/01/2044	1,000	1,000
State of Georgia
4.00%, 08/01/2034	6,455	6,922

Total Georgia		510,456

Guam – 0.15%
Guam Department of Education
3.63%, 02/01/2025	290	287
Territory of Guam
4.00%, 01/01/2036	6,405	6,432
4.00%, 01/01/2042	500	476
5.00%, 11/01/2027	430	447
5.00%, 01/01/2028	375	392
5.00%, 11/01/2028	485	510
5.00%, 12/01/2028	2,500	2,570
5.00%, 01/01/2029	850	901
5.00%, 11/01/2029	485	516
5.00%, 01/01/2030	750	803
5.00%, 12/01/2030	1,750	1,798
5.00%, 01/01/2031	625	675
5.00%, 11/15/2031	1,320	1,362
5.00%, 12/01/2034	2,500	2,564
5.00%, 11/15/2039	600	605

Total Guam		20,338

Hawaii – 0.33%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,930	1,995
City & County of Honolulu HI
5.00%, 06/01/2027(1)	3,075	3,155
5.00%, 11/01/2028	540	592
5.00%, 10/01/2029	2,000	2,046
5.00%, 11/01/2029	1,800	2,017
5.00%, 07/01/2034	810	914
5.00%, 07/01/2035	1,345	1,508
Kauai County Community Facilities District
4.00%, 05/15/2028	485	477
State of Hawaii
5.00%, 01/01/2030	2,330	2,567
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,353
5.00%, 07/01/2032	1,500	1,592
5.00%, 07/01/2033	1,425	1,512
5.00%, 07/01/2041	3,000	3,018

State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,050
4.00%, 07/01/2035	2,320	2,371
4.00%, 07/01/2036	545	565
4.00%, 07/01/2039	1,000	1,012
University of Hawaii
5.00%, 10/01/2028	4,015	4,383
5.00%, 10/01/2028	4,445	4,852
5.00%, 10/01/2029	1,225	1,365
5.00%, 10/01/2030	5,350	6,074

Total Hawaii		45,418

Idaho – 0.20%
Boise State University
5.00%, 04/01/2048	1,595	1,744
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	411
4.00%, 03/01/2035	250	256
4.00%, 03/01/2039	700	696
4.00%, 03/01/2040	835	820
4.00%, 03/01/2041	850	824
4.00%, 03/01/2046	2,900	2,746
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	450
3.00%, 05/01/2032	630	591
3.10%, 07/01/2025	1,685	1,677
4.00%, 07/15/2036	500	520
4.00%, 07/15/2039	6,500	6,596
4.00%, 01/01/2050	145	144
5.00%, 08/15/2040	2,380	2,696
6.00%, 07/01/2054	6,500	7,189

Total Idaho		27,360

Illinois – 8.60%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	470
Chicago Board of Education
4.00%, 12/01/2041	9,980	9,405
4.00%, 12/01/2047	6,000	5,359
5.00%, 12/01/2024	130	131
5.00%, 12/01/2024	2,175	2,187
5.00%, 12/01/2025	2,500	2,535
5.00%, 12/01/2026	145	149
5.00%, 12/01/2026	3,660	3,763
5.00%, 12/01/2028	1,270	1,334
5.00%, 12/01/2029	540	572
5.00%, 12/01/2030	2,000	2,101
5.00%, 12/01/2030	2,430	2,553
5.00%, 12/01/2031	2,185	2,295
5.00%, 12/01/2033	300	311
5.00%, 12/01/2033	3,525	3,525
5.00%, 12/01/2033	5,845	6,201
5.00%, 12/01/2035	2,085	2,194
5.00%, 12/01/2037	7,950	8,277
5.00%, 12/01/2038	1,250	1,295
5.00%, 12/01/2039	5,000	5,172
5.00%, 12/01/2041	550	564
5.00%, 12/01/2042	200	200
5.00%, 12/01/2046	1,000	1,000
5.00%, 12/01/2046	1,200	1,202
5.00%, 12/01/2046	3,555	3,564
5.00%, 12/01/2047	5,295	5,354
5.25%, 12/01/2039	2,000	2,000
6.50%, 12/01/2046	100	105
6.75%, 12/01/2030(3)	1,500	1,659
7.00%, 12/01/2042(3)	1,000	1,093
7.00%, 12/01/2046(3)	400	435
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,922
5.00%, 01/01/2027	1,000	1,000
5.00%, 01/01/2027	1,800	1,826
5.00%, 01/01/2030	865	865
5.00%, 01/01/2032	4,835	5,390
5.00%, 01/01/2034	1,000	1,000
5.00%, 01/01/2035	12,500	14,583
5.50%, 01/01/2036	1,000	1,162
5.50%, 01/01/2037	500	576
5.50%, 01/01/2038	500	571
5.50%, 01/01/2039	1,000	1,134
5.50%, 01/01/2040	1,000	1,127
5.75%, 01/01/2041	1,000	1,141
5.75%, 01/01/2043	1,250	1,414

Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,690
4.00%, 01/01/2036	2,500	2,603
4.00%, 01/01/2036	3,285	3,395
4.00%, 01/01/2037	2,500	2,587
4.00%, 01/01/2038	1,500	1,531
5.00%, 01/01/2025	415	418
5.00%, 01/01/2027	520	539
5.00%, 01/01/2028	1,000	1,036
5.00%, 01/01/2030	520	556
5.00%, 01/01/2030	2,000	2,023
5.00%, 01/01/2030	3,105	3,130
5.00%, 01/01/2031	660	685
5.00%, 01/01/2031	700	706
5.00%, 01/01/2031	835	894
5.00%, 01/01/2032	600	669
5.00%, 01/01/2032	1,140	1,220
5.00%, 01/01/2032	1,300	1,310
5.00%, 01/01/2032	11,555	11,685
5.00%, 01/01/2033	345	355
5.00%, 01/01/2033	400	446
5.00%, 01/01/2033	1,200	1,284
5.00%, 01/01/2033	2,520	2,548
5.00%, 07/01/2033	550	571
5.00%, 01/01/2034	325	362
5.00%, 01/01/2034	400	411
5.00%, 01/01/2035	715	795
5.00%, 01/01/2035	1,285	1,370
5.00%, 01/01/2035	3,200	3,225
5.00%, 01/01/2036	430	441
5.00%, 01/01/2036	750	830
5.00%, 01/01/2037	2,000	2,061
5.00%, 01/01/2038	1,785	1,962
5.00%, 01/01/2039	2,000	2,086
5.00%, 01/01/2042	500	510
5.00%, 01/01/2048	1,025	1,050
5.00%, 07/01/2048	6,450	6,468
Chicago Park District
5.00%, 01/01/2040	6,405	6,512
5.00%, 01/01/2044	5,700	5,962
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2024	200	200
5.00%, 06/01/2025	200	202
5.00%, 06/01/2026	160	165
5.00%, 06/01/2026	8,275	8,510
5.00%, 06/01/2029	1,500	1,619
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2044	5,500	5,503
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,917
5.50%, 03/01/2030	755	835
5.50%, 03/01/2034	700	772
5.50%, 03/01/2036	400	439
5.50%, 03/01/2038	555	599
City of Chicago IL
5.00%, 11/01/2026(1)	7,476	7,580
5.00%, 01/01/2027	500	505
5.00%, 01/01/2027	2,000	2,083
5.00%, 01/01/2030	2,000	2,173
5.00%, 01/01/2030	2,380	2,586
5.00%, 01/01/2031	2,400	2,595
5.00%, 01/01/2031	2,915	3,205
5.00%, 01/01/2032	13,095	14,292
5.00%, 01/01/2033	2,000	2,181
5.00%, 01/01/2034	1,445	1,573
5.00%, 01/01/2035	7,540	8,269
5.00%, 01/01/2044	4,000	4,118
5.25%, 01/01/2027	2,435	2,459
5.50%, 01/01/2039	4,400	4,853
5.50%, 01/01/2041	4,000	4,285
5.75%, 01/01/2034	2,000	2,097
6.00%, 01/01/2038	1,910	2,000
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	2,900	2,907
5.00%, 01/01/2029	1,300	1,303
5.00%, 01/01/2030	1,000	1,048
5.00%, 01/01/2030	1,310	1,326
5.00%, 01/01/2038	1,775	1,990
5.00%, 01/01/2039	2,500	2,784
5.00%, 01/01/2044	5,000	5,012
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2024	250	251
5.00%, 11/01/2024	1,000	1,006
5.00%, 11/01/2024	1,150	1,156
5.00%, 11/01/2025	1,000	1,008

5.00%, 11/01/2038	1,250	1,391
5.00%, 11/01/2039	2,000	2,224
5.00%, 11/01/2039	4,000	4,025
City of Galesburg IL
4.00%, 10/01/2036	565	525
5.00%, 10/01/2029	230	237
5.00%, 10/01/2031	325	338
City of Joliet IL
5.00%, 12/15/2037	1,000	1,115
5.00%, 12/15/2038	1,090	1,204
5.25%, 12/15/2039	730	817
5.50%, 12/15/2042	1,305	1,463
5.50%, 12/15/2044	3,075	3,428
City of Springfield IL
5.00%, 12/01/2025	395	405
5.00%, 12/01/2026	160	162
City of Sterling IL
4.00%, 11/01/2031	500	528
4.00%, 11/01/2032	500	526
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	508
5.00%, 12/30/2031	635	695
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	733
4.00%, 02/01/2035	350	362
4.00%, 02/01/2037	535	542
Cook County Community College District No 508
5.00%, 12/01/2040	4,215	4,608
5.25%, 12/01/2028	1,150	1,151
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033	425	359
2.00%, 12/15/2034	440	366
Cook County School District No 87 Berkeley
3.00%, 12/01/2037	1,000	879
3.00%, 12/01/2038	1,000	871
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	857
County of Cook IL
4.00%, 11/15/2026	555	567
4.00%, 11/15/2027	560	579
4.00%, 11/15/2028	280	291
5.00%, 11/15/2024	375	378
5.00%, 11/15/2025	375	384
5.00%, 11/15/2026	750	783
5.00%, 11/15/2026	1,450	1,513
5.00%, 11/15/2029	1,000	1,039
5.00%, 11/15/2029	1,630	1,803
5.00%, 11/15/2030	500	520
5.00%, 11/15/2031	1,750	1,966
5.00%, 11/15/2032	2,800	3,129
5.00%, 11/15/2034	1,200	1,241
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	200
5.00%, 11/15/2033	150	171
5.00%, 11/15/2033	2,795	2,956
5.00%, 11/15/2035	315	356
5.00%, 11/15/2036	645	722
5.25%, 11/15/2035	3,000	3,182
Crawford Hospital District
4.00%, 01/01/2041	580	548
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,302
Illinois Finance Authority
3.00%, 07/01/2035	1,275	1,177
3.63%, 02/15/2032	355	354
3.75%, 02/15/2034	745	747
4.00%, 10/01/2028(3)	280	273
4.00%, 10/15/2028	670	623
4.00%, 11/01/2028	235	235
4.00%, 10/01/2029(3)	405	393
4.00%, 10/15/2029	1,045	959
4.00%, 10/01/2030(3)	630	608
4.00%, 10/15/2030	730	660
4.00%, 11/01/2030	250	250
4.00%, 11/01/2030	2,085	2,115
4.00%, 10/01/2031(3)	620	595
4.00%, 10/15/2031	1,135	1,013
4.00%, 10/01/2032(3)	340	324
4.00%, 12/01/2032	510	514
4.00%, 10/01/2033(3)	375	355
4.00%, 08/01/2034	2,050	2,075
4.00%, 08/01/2035	1,625	1,637
4.00%, 02/15/2036	800	808

4.00%, 05/15/2036	535	532
4.00%, 07/15/2037	3,090	3,167
4.00%, 08/01/2037	1,160	1,149
4.00%, 07/15/2038	5,750	5,842
4.00%, 08/01/2038	1,165	1,136
4.00%, 10/01/2038	7,090	6,894
4.00%, 07/15/2039	6,280	6,338
4.00%, 08/15/2039	9,280	9,332
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	1,860	1,811
4.13%, 08/15/2037	1,090	1,053
4.60%, 08/15/2057(1)	1,100	1,100
5.00%, 05/15/2024	350	350
5.00%, 02/15/2025	695	702
5.00%, 07/15/2025	230	234
5.00%, 08/01/2025	1,605	1,615
5.00%, 02/15/2026	360	371
5.00%, 02/15/2026	1,345	1,383
5.00%, 08/15/2026	1,500	1,561
5.00%, 03/01/2028	15	15
5.00%, 05/15/2028	13,620	14,297
5.00%, 07/01/2028	750	792
5.00%, 09/01/2028	500	499
5.00%, 01/01/2029	1,650	1,731
5.00%, 02/15/2029	1,445	1,507
5.00%, 10/01/2029	505	549
5.00%, 12/01/2029	340	350
5.00%, 02/15/2030	1,240	1,294
5.00%, 05/15/2030	1,180	1,181
5.00%, 07/01/2030	275	286
5.00%, 07/15/2030	710	762
5.00%, 08/15/2030	630	705
5.00%, 09/01/2030	430	429
5.00%, 10/01/2030	565	613
5.00%, 11/01/2030	1,210	1,260
5.00%, 11/15/2030	2,000	2,027
5.00%, 01/01/2031	3,545	3,726
5.00%, 02/15/2031	300	313
5.00%, 05/15/2031	5,000	5,316
5.00%, 07/01/2031	1,420	1,493
5.00%, 08/15/2031	1,525	1,703
5.00%, 05/15/2032	3,745	3,981
5.00%, 07/01/2033	10,000	11,086
5.00%, 08/15/2033	250	259
5.00%, 10/01/2033	500	534
5.00%, 10/01/2033	700	753
5.00%, 12/01/2033	700	722
5.00%, 01/01/2034	605	636
5.00%, 02/15/2034	1,770	1,836
5.00%, 08/15/2034	1,725	1,949
5.00%, 08/15/2034	2,500	2,628
5.00%, 10/01/2034	430	458
5.00%, 11/15/2034	300	304
5.00%, 11/15/2034	3,000	3,038
5.00%, 07/01/2035	2,160	2,265
5.00%, 08/15/2035	600	623
5.00%, 10/01/2035	400	424
5.00%, 10/01/2035	4,470	4,546
5.00%, 02/15/2036	735	759
5.00%, 07/01/2036	830	864
5.00%, 08/15/2036	1,000	1,038
5.00%, 10/01/2036	620	658
5.00%, 01/01/2037	2,785	2,996
5.00%, 05/15/2037	500	571
5.00%, 08/15/2037	1,000	1,038
5.00%, 08/15/2038	1,000	1,100
5.00%, 10/01/2038	3,950	3,958
5.00%, 11/15/2038	3,795	3,826
5.00%, 05/15/2039	1,100	1,232
5.00%, 08/15/2039	1,200	1,316
5.00%, 08/15/2040	5,000	5,458
5.00%, 02/15/2041	840	855
5.00%, 08/01/2042	120	121
5.00%, 01/01/2044	4,145	4,458
5.00%, 08/15/2044	15,690	15,811
5.00%, 08/01/2049	140	140
5.00%, 05/15/2050(1)	1,625	1,626
5.00%, 05/15/2050(1)	2,170	2,228
5.00%, 08/15/2053(1)	1,120	1,233
5.25%, 08/15/2031	500	522
5.25%, 07/01/2035	20,085	22,439
5.50%, 10/01/2047	635	651

Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	920
2.70%, 10/01/2034	700	624
2.90%, 08/01/2031	685	636
3.50%, 04/01/2052	5,025	4,914
3.75%, 04/01/2050	470	464
4.38%, 10/01/2041	3,500	3,469
4.50%, 10/01/2048	2,955	2,957
5.00%, 02/01/2027(1)	6,270	6,364
6.25%, 10/01/2052	5,525	5,924
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,501
4.00%, 02/01/2035	24,645	24,525
5.00%, 02/01/2031	470	477
5.00%, 02/01/2032	5,000	5,070
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	1,011
5.00%, 06/15/2031	575	628
5.25%, 06/15/2032	1,735	1,737
Illinois State Toll Highway Authority
5.00%, 01/01/2026	1,550	1,597
5.00%, 12/01/2031	235	242
5.00%, 12/01/2032	425	437
5.00%, 01/01/2034	1,300	1,399
5.00%, 01/01/2036	2,500	2,571
5.00%, 01/01/2037	1,260	1,283
5.00%, 01/01/2038	25,715	25,970
5.00%, 01/01/2038	40,000	39,999
5.00%, 01/01/2039	2,000	2,000
5.00%, 01/01/2039	9,125	9,219
5.00%, 01/01/2040	7,050	7,201
5.00%, 01/01/2040	9,900	10,060
5.00%, 01/01/2041	2,190	2,390
5.00%, 01/01/2041	11,665	11,924
5.00%, 01/01/2042	6,840	7,177
5.00%, 01/01/2044	2,270	2,415
Illinois State University
5.00%, 04/01/2032	1,745	1,873
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,134
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2026	1,930	1,986
Kane Cook & DuPage Counties School District No U-46 Elgin
5.00%, 01/01/2029	400	435
5.00%, 01/01/2032	550	623
5.00%, 01/01/2033	550	631
5.00%, 01/01/2034	650	745
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,639
5.50%, 12/01/2040	2,145	2,403
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,012
5.00%, 01/01/2027	100	101
5.00%, 01/01/2027	2,100	2,128
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,130
Lake County School District No 112 North Shore
4.00%, 12/01/2037	1,695	1,755
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	861
4.00%, 12/01/2035	870	909
4.00%, 12/01/2036	500	519
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,269
4.00%, 01/01/2033	1,950	1,989
4.00%, 01/01/2034	1,750	1,785
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	793
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2025	1,000	969
0.00%, 01/15/2026	1,000	935
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2024	1,000	973
0.00%, 06/15/2028	15,615	13,490
0.00%, 06/15/2029	3,470	2,901
0.00%, 12/15/2029	3,745	3,100
0.00%, 12/15/2029	5,665	4,663
0.00%, 12/15/2030	11,000	8,746
0.00%, 12/15/2031	1,015	778
5.00%, 12/15/2028	1,000	1,054
5.00%, 12/15/2028	2,000	2,109
5.00%, 12/15/2032	550	579
5.00%, 06/15/2050	11,060	11,361

Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,151
Northern Illinois University
4.00%, 10/01/2034	1,000	1,019
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,448
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2024	2,275	2,278
Regional Transportation Authority
5.75%, 06/01/2034	3,400	4,071
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,010
5.00%, 01/01/2025	4,000	4,040
5.00%, 01/01/2026	2,000	2,057
5.00%, 01/01/2029	1,000	1,093
5.00%, 01/01/2036	3,285	3,536
5.00%, 01/01/2037	1,140	1,229
5.25%, 01/01/2043	1,100	1,160
5.50%, 01/01/2036	2,000	2,187
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	894
5.50%, 02/01/2043	530	583
5.50%, 02/01/2047	530	573
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,744
Sangamon County School District No 186 Springfield
5.50%, 06/01/2048	1,000	1,098
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2029	710	776
5.00%, 12/01/2031	600	651
5.00%, 12/01/2033	375	405
Southern Illinois University
4.00%, 04/01/2035	300	302
5.00%, 04/01/2033	300	326
Southwestern Illinois Development Authority
5.50%, 12/01/2035	750	875
5.50%, 12/01/2037	2,850	3,266
5.50%, 12/01/2038	6,250	7,101
5.50%, 12/01/2039	6,350	7,188
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2025	175	176
5.00%, 01/01/2028	200	211
5.00%, 01/01/2036	225	251
5.00%, 01/01/2038	225	246
5.00%, 01/01/2039	240	260
5.00%, 01/01/2041	425	455
5.00%, 01/01/2042	230	245
5.00%, 01/01/2044	250	265
5.00%, 01/01/2044	650	688
5.00%, 01/01/2049	600	632
State of Illinois
4.00%, 02/01/2030	4,725	4,836
4.00%, 03/01/2031	1,500	1,568
4.00%, 10/01/2032	1,390	1,437
4.00%, 03/01/2038	1,125	1,129
5.00%, 09/01/2024	1,365	1,373
5.00%, 11/01/2024	750	756
5.00%, 02/01/2025	455	455
5.00%, 05/01/2025	3,050	3,053
5.00%, 06/01/2025	880	894
5.00%, 10/01/2025	10,000	10,223
5.00%, 11/01/2025	2,040	2,089
5.00%, 11/01/2025	8,965	9,183
5.00%, 06/01/2026	125	129
5.00%, 10/01/2026	2,270	2,363
5.00%, 11/01/2026	2,120	2,211
5.00%, 02/01/2027	635	665
5.00%, 03/01/2027	980	1,028
5.00%, 02/01/2028	1,000	1,047
5.00%, 05/01/2028	265	265
5.00%, 07/01/2028	8,465	9,105
5.00%, 11/01/2028	12,940	13,717
5.00%, 02/01/2029	1,000	1,048
5.00%, 03/01/2029	2,620	2,849
5.00%, 04/01/2029	605	606
5.00%, 05/01/2029	2,820	3,075
5.00%, 03/01/2030	1,875	2,071
5.00%, 03/01/2030	11,310	12,500
5.00%, 10/01/2030	3,575	3,982
5.00%, 03/01/2031	11,350	12,712
5.00%, 10/01/2031	1,750	1,947
5.00%, 10/01/2031	6,500	7,021
5.00%, 05/01/2032	800	801
5.00%, 01/01/2033	415	425

5.00%, 03/01/2033	1,000	1,115
5.00%, 03/01/2034	1,000	1,125
5.00%, 03/01/2034	9,715	10,794
5.00%, 01/01/2035	1,400	1,430
5.00%, 03/01/2035	3,670	4,109
5.00%, 03/01/2035	23,005	25,758
5.00%, 07/01/2035	2,340	2,627
5.00%, 03/01/2036	1,000	1,113
5.00%, 07/01/2036	11,055	12,319
5.00%, 02/01/2039	1,500	1,501
5.00%, 01/01/2041	800	809
5.00%, 11/01/2041	1,500	1,523
5.25%, 02/01/2029	3,720	3,727
5.25%, 02/01/2030	100	100
5.25%, 12/01/2030	11,685	12,503
5.25%, 02/01/2031	760	761
5.25%, 05/01/2043	4,680	5,097
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027	1,000	1,020
5.00%, 06/15/2024	590	593
5.00%, 06/15/2024	2,305	2,309
5.00%, 06/15/2025	340	347
5.00%, 06/15/2025	3,965	4,043
5.00%, 06/15/2025	4,190	4,197
5.00%, 06/15/2026	500	519
5.00%, 06/15/2026	7,890	8,191
5.00%, 06/15/2027	1,000	1,059
5.00%, 06/15/2027	7,930	8,396
5.00%, 06/15/2028	7,930	8,578
5.00%, 06/15/2031	5,935	6,759
5.00%, 06/15/2032	4,980	5,754
5.00%, 06/15/2034	7,190	8,519
University of Illinois
3.00%, 04/01/2034	3,400	3,254
4.00%, 04/01/2036	1,500	1,523
5.00%, 10/01/2036	1,350	1,501
Village of Bolingbrook IL
4.00%, 03/01/2025	500	502
4.00%, 03/01/2027	1,000	1,021
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,109
Village of Bradley IL
5.00%, 12/15/2041	1,445	1,573
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,423
5.00%, 11/01/2026	1,800	1,888
Will County Community Unit School District No 365-U Valley View
0.00%, 11/01/2026	130	120
0.00%, 11/01/2026	775	706
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	414
5.00%, 01/01/2038	355	392
5.25%, 01/01/2039	280	314
5.25%, 01/01/2041	1,160	1,284
5.50%, 01/01/2047	4,880	5,398
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,037
4.00%, 12/01/2036	1,095	1,114

Total Illinois		1,181,879

Indiana – 1.63%
Avon Community School Building Corp.
5.25%, 07/15/2038	1,000	1,152
5.25%, 07/15/2039	1,250	1,433
5.50%, 07/15/2041	2,000	2,306
Brownsburg 1999 School Building Corp.
5.50%, 07/15/2040	1,960	2,191
5.50%, 07/15/2042	6,125	6,795
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,252
City of Whiting IN
5.00%, 12/01/2044(1)	18,900	19,297
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,347
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,327
Evansville Waterworks District
5.00%, 01/01/2037	500	565
Indiana Finance Authority
0.65%, 08/01/2025	2,250	2,116
0.70%, 12/01/2046(1)	8,525	7,957
0.75%, 12/01/2038(1)	500	461
0.95%, 12/01/2038(1)	900	835
1.40%, 08/01/2029	1,795	1,536

2.25%, 12/01/2058(1)	1,285	1,263
3.75%, 03/01/2031(1)	1,450	1,450
3.80%, 05/01/2028(1)	2,525	2,523
4.00%, 02/01/2036	15,000	15,740
4.00%, 02/01/2037	12,395	12,937
4.13%, 12/01/2026	2,815	2,815
4.20%, 05/01/2034(1)	10,715	10,707
4.20%, 12/01/2037(1)	5,000	4,996
4.50%, 05/01/2035(1)	1,200	1,209
5.00%, 12/01/2024	3,000	3,030
5.00%, 05/01/2026	1,100	1,134
5.00%, 11/01/2026	1,200	1,248
5.00%, 05/01/2027	700	735
5.00%, 05/01/2029	685	747
5.00%, 11/01/2029	2,350	2,504
5.00%, 09/01/2031	440	459
5.00%, 03/01/2036	2,000	2,022
5.00%, 09/01/2036	1,000	1,035
5.00%, 12/01/2040	28,455	28,794
5.25%, 02/01/2033	2,500	2,553
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	720	696
3.00%, 07/01/2051	760	735
3.50%, 01/01/2049	655	643
5.00%, 07/01/2024	295	296
5.00%, 07/01/2024	500	501
5.00%, 01/01/2025	300	303
5.00%, 01/01/2026	300	308
5.00%, 01/01/2026	600	615
5.00%, 07/01/2026	320	331
5.00%, 07/01/2026	400	414
5.00%, 10/01/2026(1)	3,445	3,477
5.00%, 01/01/2027	300	313
5.00%, 01/01/2027	575	600
5.00%, 07/01/2027	300	316
5.00%, 07/01/2027	400	421
5.00%, 01/01/2028	600	637
5.00%, 07/01/2028	500	534
Indiana Municipal Power Agency
5.00%, 01/01/2029	7,155	7,222
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,727
5.00%, 07/15/2024	1,000	1,004
5.00%, 01/01/2025	1,195	1,202
5.00%, 07/15/2025	750	766
5.00%, 01/15/2027	700	738
5.00%, 01/15/2028	500	539
5.00%, 01/01/2029	1,000	1,025
5.00%, 01/01/2031	1,000	1,026
5.00%, 01/01/2032	5,000	5,040
5.00%, 01/01/2036	615	705
5.00%, 01/01/2038	1,125	1,265
5.00%, 01/01/2039	1,250	1,396
5.25%, 01/01/2039	2,000	2,197
IPS Multi-School Building Corp.
5.25%, 07/15/2041	3,450	3,854
5.25%, 07/15/2043	2,000	2,223
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	581
5.50%, 07/15/2036	1,000	1,156
5.50%, 07/15/2038	1,000	1,137
Northwestern School Building Corp.
6.00%, 07/15/2039	900	1,035
Tippecanoe County School Building Corp.
6.00%, 01/15/2043	825	982
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041	3,875	4,423
5.50%, 07/15/2043	10,130	11,478
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	400
5.00%, 01/15/2029	540	554
5.00%, 01/15/2030	700	718

Total Indiana		223,004

Iowa – 0.48%
Ames Community School District
1.75%, 06/01/2034	3,000	2,361
City of Coralville IA
4.00%, 06/01/2026	415	406
4.00%, 06/01/2028	300	291
4.00%, 05/01/2030	700	680
4.00%, 06/01/2034	890	837
5.00%, 05/01/2036	735	766
5.00%, 05/01/2038	1,400	1,441

5.00%, 05/01/2040	2,260	2,307
5.00%, 05/01/2041	1,650	1,679
City of Des Moines IA
1.75%, 06/01/2038	1,410	987
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,187
Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	560
3.00%, 07/01/2037	675	618
Iowa City Community School District
2.50%, 06/01/2038	2,000	1,609
Iowa Finance Authority
1.50%, 01/01/2042(1)	3,575	3,575
5.00%, 08/01/2036	4,545	5,363
5.00%, 08/01/2037	2,040	2,382
5.00%, 05/15/2043	270	252
5.00%, 05/15/2048	825	741
7.25%, 05/15/2038	3,400	3,831
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	382
4.00%, 10/01/2031	395	395
4.00%, 10/01/2033	275	273
4.00%, 10/01/2036	325	315
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,014
5.00%, 12/01/2025	1,775	1,800
5.00%, 12/01/2028	1,640	1,718
5.00%, 12/01/2029	1,275	1,353
5.00%, 12/01/2030	1,000	1,068
PEFA, Inc.
5.00%, 09/01/2049(1)	17,160	17,567
Waukee Community School District
2.00%, 06/01/2036	4,000	3,166
2.13%, 06/01/2039	4,440	3,287

Total Iowa		66,211

Kansas – 0.28%
Butler County Unified School District No 375 Circle
3.00%, 09/01/2033	1,400	1,328
City of Manhattan KS
4.00%, 06/01/2028	300	295
4.00%, 06/01/2036	500	463
City of Prairie Village KS
2.88%, 04/01/2030	285	274
3.13%, 04/01/2036	500	467
City of Wichita KS
0.51%, 11/01/2025(1)	11,740	11,401
Kansas Development Finance Authority
5.00%, 11/15/2054(1)	4,710	5,301
5.00%, 11/15/2054(1)	12,320	13,212
Wyandotte County Unified School District No 500 Kansas City
4.13%, 09/01/2037	750	769
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2035	4,315	4,384

Total Kansas		37,894

Kentucky – 1.26%
City of Ashland KY
5.00%, 02/01/2028	255	266
5.00%, 02/01/2032	395	416
5.00%, 02/01/2040	2,665	2,690
City of Henderson KY
3.70%, 01/01/2032(3)	5,200	5,087
4.45%, 01/01/2042(3)	6,920	6,828
County of Carroll KY
1.55%, 09/01/2042(1)	10,750	9,979
1.75%, 10/01/2034(1)	1,045	975
County of Knott KY
4.00%, 03/28/2044(1)(3)	2,900	2,897
County of Trimble KY
1.30%, 09/01/2044(1)	3,000	2,644
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,004
5.00%, 09/01/2025	1,250	1,275
Kentucky Bond Development Corp.
5.00%, 09/01/2038	1,000	1,078
5.00%, 09/01/2049	2,700	2,821
Kentucky Economic Development Finance Authority
3.80%, 04/01/2031(1)	5,000	4,996
5.00%, 08/01/2030	2,160	2,369
5.00%, 07/01/2033	1,000	1,010
5.00%, 01/01/2045	3,680	3,680
Kentucky Public Energy Authority
4.00%, 01/01/2049(1)	12,500	12,494
4.00%, 12/01/2049(1)	5,000	5,019

4.00%, 02/01/2050(1)	27,000	27,185
4.00%, 12/01/2050(1)	17,720	17,685
5.00%, 05/01/2055(1)	6,305	6,672
5.25%, 04/01/2054(1)	20,260	22,000
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,565
5.00%, 04/01/2027	1,000	1,055
5.00%, 11/01/2027	2,435	2,549
5.00%, 05/01/2029	1,000	1,055
5.00%, 05/01/2029	1,025	1,102
5.00%, 11/01/2031	1,685	1,820
5.00%, 05/01/2032	270	290
5.00%, 11/01/2038	1,000	1,138
5.00%, 11/01/2039	1,100	1,242
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	390
5.00%, 07/01/2035	500	571
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	13,196
5.00%, 10/01/2030	2,500	2,582
5.00%, 10/01/2032	430	444
5.00%, 10/01/2037	1,200	1,270
5.00%, 10/01/2047(1)	740	762
5.00%, 10/01/2047(1)	1,100	1,189

Total Kentucky		173,290

Louisiana – 0.91%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	259
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,024
5.00%, 11/01/2036	1,000	1,022
5.00%, 11/01/2042	2,440	2,470
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,065
5.00%, 09/01/2028	960	1,043
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,396
4.00%, 02/01/2036	750	782
4.00%, 02/01/2038	1,055	1,078
4.00%, 02/01/2039	2,740	2,781
4.00%, 02/01/2042	370	368
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,191
Louisiana Housing Corp.
5.00%, 07/01/2026	5,130	5,229
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420	7,202
5.00%, 10/01/2028	1,045	1,127
5.00%, 08/15/2037	20,000	20,816
Louisiana Public Facilities Authority
5.00%, 12/15/2024	330	333
5.00%, 12/15/2025	275	282
5.00%, 12/15/2026	300	314
5.00%, 10/01/2027	2,000	2,099
5.00%, 12/15/2028	250	267
5.00%, 12/15/2029	200	214
5.00%, 12/15/2030	150	161
5.00%, 05/15/2031	1,250	1,307
5.00%, 12/15/2031	390	417
5.00%, 05/15/2032	1,000	1,045
5.00%, 05/15/2050(1)	7,500	7,581
New Orleans Aviation Board
5.00%, 01/01/2027	850	856
5.00%, 01/01/2028	155	160
5.00%, 01/01/2028	1,250	1,259
5.00%, 01/01/2029	810	816
5.00%, 01/01/2030	275	285
5.00%, 01/01/2033	740	767
5.00%, 01/01/2033	2,600	2,794
5.00%, 01/01/2034	170	176
5.00%, 01/01/2034	750	778
5.00%, 01/01/2034	2,750	2,954
5.00%, 01/01/2040	9,890	9,919
Parish of St John the Baptist LA
2.10%, 06/01/2037(1)	14,145	14,057
2.13%, 06/01/2037(1)	7,600	7,551
2.20%, 06/01/2037(1)	2,475	2,361
4.05%, 06/01/2037(1)	5,090	5,054
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	807
5.00%, 04/01/2035	420	451
5.00%, 04/01/2035	1,000	1,041
5.00%, 04/01/2037	500	532

State of Louisiana
5.00%, 03/01/2038	5,000	5,393

Total Louisiana		124,884

Maine – 0.09%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,312
4.00%, 07/01/2046	330	275
5.00%, 07/01/2034	1,000	1,099
5.00%, 07/01/2037	125	140
5.00%, 07/01/2039	175	191
5.00%, 07/01/2041	250	271
5.00%, 07/01/2041	1,235	1,209
5.00%, 07/01/2043	300	322
5.00%, 07/01/2046	590	537
5.25%, 07/01/2042	5,235	5,819
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	697

Total Maine		11,872

Maryland – 1.35%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,512
4.00%, 07/01/2037	790	811
4.00%, 07/01/2037	1,235	1,268
4.00%, 07/01/2039	605	615
4.50%, 06/01/2033	150	151
5.00%, 07/01/2026	720	748
5.00%, 07/01/2029	4,770	5,022
5.00%, 09/01/2030	3,000	2,993
5.00%, 09/01/2032	1,000	995
5.00%, 07/01/2039	17,520	18,086
County of Anne Arundel MD
5.00%, 10/01/2026	1,085	1,114
County of Baltimore MD
3.00%, 03/01/2037	1,210	1,135
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,219
County of Prince George’s MD
5.00%, 07/01/2034	2,000	2,352
Maryland Community Development Administration
2.95%, 03/01/2025	385	379
3.10%, 03/01/2026	180	178
3.25%, 03/01/2027	595	593
3.50%, 03/01/2050	735	721
4.00%, 09/01/2049	710	704
5.00%, 09/01/2042	2,000	2,110
5.75%, 09/01/2054	4,960	5,284
6.00%, 03/01/2053	4,805	5,119
6.25%, 03/01/2054	935	1,020
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,143
4.00%, 09/01/2040	410	371
4.00%, 09/01/2050	1,295	1,066
5.00%, 06/01/2028	2,000	2,097
5.00%, 11/12/2028	7,185	7,371
5.00%, 06/30/2038	2,800	2,958
5.00%, 12/31/2039	2,350	2,471
5.00%, 06/30/2040	2,795	2,924
5.00%, 12/31/2040	3,575	3,741
5.00%, 06/30/2041	4,860	5,067
5.00%, 12/31/2041	3,155	3,289
5.00%, 06/30/2042	5,000	5,193
5.38%, 07/01/2038	1,215	1,323
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	111
5.00%, 07/01/2024	535	536
5.00%, 07/01/2032	750	768
5.00%, 07/01/2035	75	77
5.00%, 07/01/2045(1)	2,075	2,160
5.50%, 01/01/2029	1,500	1,564
5.50%, 01/01/2030	1,750	1,827
Maryland Stadium Authority
5.00%, 05/01/2032	765	794
5.00%, 05/01/2036	2,500	2,585
5.00%, 05/01/2041	5,000	5,198
5.00%, 05/01/2047	6,725	6,995
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655	4,979
5.00%, 07/01/2034	1,550	1,749
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	666
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,178

State of Maryland
3.00%, 08/01/2027	6,490	6,478
4.00%, 08/01/2035	1,000	1,074
5.00%, 08/01/2024	1,450	1,456
5.00%, 06/01/2034	2,115	2,484
5.00%, 06/01/2035	2,500	2,923
5.00%, 03/15/2036	5,500	6,479
5.00%, 06/01/2037	6,535	7,525
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	5,942
4.00%, 10/01/2032	1,400	1,437
5.00%, 10/01/2024	5,000	5,037
5.00%, 10/01/2026	11,570	12,126
5.00%, 12/01/2027	1,205	1,296
5.00%, 12/01/2028	1,335	1,467
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	4,988

Total Maryland		185,042

Massachusetts – 1.53%
City of Somerville MA
2.00%, 10/15/2038	1,680	1,278
City of Waltham MA
2.13%, 10/15/2039	660	502
Commonwealth of Massachusetts
2.00%, 03/01/2037	4,260	3,386
2.00%, 03/01/2038	1,240	957
4.00%, 11/01/2040	1,075	1,101
4.00%, 02/01/2042	6,000	5,997
5.00%, 09/01/2025	6,400	6,565
5.00%, 07/01/2028	350	365
5.00%, 12/01/2030	1,500	1,581
5.00%, 01/01/2032	1,890	2,043
5.00%, 07/01/2033	5,500	5,746
5.00%, 10/01/2033	4,075	4,817
5.00%, 07/01/2035	1,500	1,648
5.00%, 01/01/2036	1,000	1,097
5.00%, 04/01/2036	1,520	1,605
5.00%, 07/01/2036	1,000	1,094
5.00%, 07/01/2036	12,630	12,904
5.00%, 04/01/2037	3,850	4,048
5.00%, 07/01/2037	4,670	4,848
5.00%, 09/01/2038	2,620	2,821
5.00%, 11/01/2038	10,000	10,553
5.00%, 05/01/2039	925	1,061
5.00%, 05/01/2040	1,250	1,419
5.00%, 07/01/2040	5,000	5,085
5.00%, 01/01/2042	5,710	6,460
5.00%, 05/01/2048	1,200	1,306
5.50%, 08/01/2030	1,140	1,320
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,900
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	4,000	3,064
0.00%, 07/01/2032	3,950	2,903
5.00%, 07/01/2040	1,400	1,467
5.00%, 07/01/2040	5,000	5,091
5.00%, 07/01/2041	4,000	4,542
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	1,962
Massachusetts Development Finance Agency
4.00%, 07/15/2036	8,700	8,829
4.00%, 07/01/2045	1,325	1,252
5.00%, 07/01/2025	1,090	1,102
5.00%, 10/01/2025	905	913
5.00%, 07/01/2026	1,140	1,166
5.00%, 10/01/2026	955	977
5.00%, 11/01/2026(1)	5,500	5,576
5.00%, 07/01/2030	590	635
5.00%, 01/01/2031	475	491
5.00%, 01/01/2032	635	655
5.00%, 07/01/2032	1,270	1,339
5.00%, 10/01/2032	1,000	1,177
5.00%, 01/01/2033	540	556
5.00%, 10/01/2033	750	768
5.00%, 10/01/2033	1,000	1,175
5.00%, 01/01/2034	710	731
5.00%, 07/01/2034	500	526
5.00%, 07/15/2034(3)	270	276
5.00%, 10/01/2034	835	854
5.00%, 10/01/2034	1,900	1,934
5.00%, 01/01/2035	745	766
5.00%, 07/15/2035(3)	275	281
5.00%, 01/01/2036	1,100	1,128
5.00%, 07/15/2036(3)	230	233

5.00%, 07/01/2037	2,235	2,280
5.00%, 10/01/2039	2,250	2,558
5.00%, 01/01/2040	755	770
5.00%, 10/01/2041	1,450	1,462
5.00%, 03/01/2044	1,000	993
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,355	2,044
5.00%, 07/01/2024	2,190	2,194
5.00%, 07/01/2026	5,000	5,114
5.00%, 07/01/2027	1,500	1,545
5.00%, 07/01/2028	1,250	1,303
5.00%, 07/01/2029	1,600	1,689
5.00%, 07/01/2030	1,425	1,522
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,709
1.85%, 12/01/2050(1)	5,250	5,101
4.00%, 12/01/2027	3,750	3,768
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,522
5.00%, 11/15/2034	10,000	10,519
5.00%, 08/15/2037	9,650	9,839
Massachusetts Water Resources Authority
5.25%, 08/01/2033	2,065	2,539

Total Massachusetts		210,347

Michigan – 3.22%
Avondale School District
5.00%, 11/01/2024	800	806
5.00%, 11/01/2025	785	807
5.00%, 11/01/2026	765	799
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	761
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,279
City of Detroit MI
5.00%, 04/01/2024	900	900
5.00%, 04/01/2025	900	907
5.00%, 04/01/2034	750	805
5.00%, 04/01/2035	1,400	1,499
5.00%, 04/01/2036	600	639
City of Greenville MI
4.00%, 06/01/2035	715	753
City of Lansing MI
5.00%, 06/01/2037	1,000	1,145
City of Royal Oak MI
5.00%, 04/01/2029	500	545
5.00%, 04/01/2031	1,045	1,143
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2024	765	770
County of Kent MI
5.00%, 06/01/2028	700	727
Dearborn School District
5.00%, 05/01/2035	1,080	1,208
Detroit City School District
5.25%, 05/01/2030	3,345	3,797
DeWitt Public Schools
5.00%, 05/01/2036	1,000	1,153
Ferndale Public Schools
5.00%, 05/01/2043	650	708
5.00%, 05/01/2049	2,795	3,004
Grand Rapids Public Schools
5.00%, 11/01/2037	1,750	1,881
5.00%, 11/01/2038	1,000	1,070
Grandville Public Schools
5.00%, 05/01/2040	1,500	1,514
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,113
5.00%, 07/01/2032	290	338
5.00%, 07/01/2034	355	414
5.50%, 07/01/2052	1,330	1,465
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	251
5.00%, 07/01/2034	395	461
5.00%, 07/01/2046	2,625	2,680
5.00%, 07/01/2046	3,120	3,181
Ida Public Schools
5.00%, 05/01/2031	5,500	5,984
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,499
5.00%, 11/01/2041	2,225	2,293
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	8,585	8,155
5.00%, 07/01/2037	4,875	5,313
5.00%, 07/01/2038	2,620	2,840

Lapeer Community Schools
5.00%, 05/01/2039	2,730	2,980
Michigan Finance Authority
1.20%, 10/15/2030(1)	1,900	1,692
1.20%, 10/15/2038(1)	18,900	16,826
3.75%, 11/15/2049(1)	3,600	3,606
4.00%, 12/01/2035	1,500	1,538
4.00%, 12/01/2036	6,610	6,730
4.00%, 12/01/2036	22,235	22,503
4.00%, 12/01/2040	1,485	1,467
4.54% (SIFMA Municipal Swap Index Yield + 0.90%), 12/01/2039(2)	13,000	12,996
5.00%, 10/01/2024	3,000	3,021
5.00%, 11/01/2024	750	756
5.00%, 11/01/2025	400	410
5.00%, 11/01/2026	500	522
5.00%, 12/01/2026	1,190	1,245
5.00%, 06/01/2027	3,190	3,342
5.00%, 11/01/2027	500	532
5.00%, 04/15/2029	4,000	4,392
5.00%, 06/01/2029	1,500	1,616
5.00%, 12/01/2029	500	534
5.00%, 04/15/2030	4,155	4,647
5.00%, 06/01/2030	1,725	1,883
5.00%, 07/01/2030	600	609
5.00%, 10/01/2030	800	804
5.00%, 06/01/2031	2,895	3,173
5.00%, 04/15/2032	3,165	3,639
5.00%, 06/01/2032	280	307
5.00%, 08/01/2032	850	853
5.00%, 10/01/2032	1,150	1,315
5.00%, 11/15/2032	1,445	1,505
5.00%, 04/15/2033	1,935	2,215
5.00%, 06/01/2033	510	558
5.00%, 04/15/2034	970	1,109
5.00%, 07/01/2034	1,600	1,615
5.00%, 04/15/2035	555	633
5.00%, 07/01/2035	2,000	2,016
5.00%, 04/15/2036	5,000	5,666
5.00%, 12/01/2037	6,000	6,262
5.00%, 12/01/2039	3,000	3,186
5.00%, 06/01/2040	2,250	2,362
5.00%, 11/01/2044	2,710	2,749
5.00%, 11/15/2044(1)	2,035	2,098
5.00%, 12/01/2044(1)	2,550	2,574
5.00%, 06/01/2049	1,425	1,467
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	460	442
Michigan State Building Authority
5.00%, 04/15/2034	13,375	13,687
5.00%, 04/15/2035	1,250	1,378
5.00%, 04/15/2035	8,000	8,180
5.00%, 04/15/2038	10,000	10,221
Michigan State Hospital Finance Authority
4.00%, 11/15/2047(1)	4,505	4,502
5.00%, 12/01/2024	275	277
5.00%, 12/01/2025	700	718
5.00%, 12/01/2027	415	443
Michigan State Housing Development Authority
3.00%, 06/01/2052	1,855	1,790
3.50%, 12/01/2050	725	711
3.63%, 04/01/2042(1)	7,950	7,945
5.00%, 12/01/2025(1)	3,710	3,720
5.00%, 12/01/2025(1)	4,593	4,609
5.00%, 02/01/2026(1)	8,581	8,624
5.00%, 06/01/2053	3,600	3,701
5.50%, 06/01/2053	16,685	17,473
Michigan Strategic Fund
1.80%, 10/01/2049(1)	2,075	2,046
5.00%, 06/30/2025	2,000	2,003
5.00%, 12/31/2025	2,595	2,606
5.00%, 06/30/2026	2,800	2,845
5.00%, 12/31/2026	355	363
5.00%, 06/30/2030	1,080	1,131
5.00%, 06/30/2032	150	157
Michigan Technological University
4.00%, 10/01/2051	1,255	1,177
5.00%, 10/01/2025	400	409
5.00%, 10/01/2026	270	282
5.00%, 10/01/2027	595	635
5.00%, 10/01/2028	890	968
5.00%, 10/01/2029	2,000	2,214
5.00%, 10/01/2030	355	400

Oakland University
5.00%, 03/01/2041	2,190	2,221
Portage Public Schools
5.00%, 11/01/2028	1,000	1,034
Richfield Public School Academy
2.50%, 09/01/2025	120	115
Romeo Community School District
4.00%, 05/01/2027	325	334
4.00%, 05/01/2033	525	563
4.00%, 05/01/2034	540	576
4.00%, 05/01/2035	755	806
4.00%, 05/01/2036	780	828
4.00%, 05/01/2037	815	853
4.00%, 05/01/2038	1,255	1,296
Royal Oak School District
5.00%, 05/01/2024	600	601
Saginaw City School District
4.00%, 05/01/2034	1,035	1,088
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	861
5.00%, 07/01/2028	435	461
South Lyon Community Schools
5.00%, 05/01/2037	755	856
5.00%, 05/01/2040	1,585	1,729
5.00%, 05/01/2042	1,620	1,755
5.00%, 05/01/2043	845	912
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	6,072
4.00%, 11/15/2046	24,000	23,711
5.00%, 11/15/2040	10,000	11,392
5.00%, 11/15/2045	1,250	1,350
5.50%, 11/15/2044	13,000	15,041
Summit Academy North
2.25%, 11/01/2026	330	311
4.00%, 11/01/2031	785	743
University of Michigan
4.00%, 04/01/2049(1)	9,650	9,650
5.00%, 04/01/2024	1,670	1,670
5.00%, 04/01/2033	560	654
Wayne County Airport Authority
5.00%, 12/01/2024	375	378
5.00%, 12/01/2024	500	502
5.00%, 12/01/2025	600	609
5.00%, 12/01/2025	1,000	1,015
5.00%, 12/01/2027	4,055	4,126
5.00%, 12/01/2031	350	372
5.00%, 12/01/2032	1,400	1,409
5.00%, 12/01/2033	325	346
5.00%, 12/01/2040	1,000	1,016
5.00%, 12/01/2040	2,000	2,219
5.25%, 12/01/2040	2,990	3,454
5.25%, 12/01/2040	3,205	3,703
5.50%, 12/01/2042	1,600	1,805
5.50%, 12/01/2048	3,500	3,869
Wayne State University
5.00%, 11/15/2036	3,090	3,340
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,944
4.00%, 11/01/2036	4,305	4,482
5.00%, 11/01/2024	185	186
5.00%, 11/01/2025	95	98
5.00%, 11/01/2026	1,000	1,051
5.00%, 11/01/2027	600	643
5.00%, 11/01/2029	585	643
Wyoming Public Schools
4.00%, 05/01/2041	685	695

Total Michigan		441,605

Minnesota – 0.36%
City of Independence MN
4.00%, 07/01/2041	1,500	1,264
City of Minneapolis MN
2.46%, 01/01/2038	2,269	1,811
4.00%, 11/15/2037	1,625	1,665
5.00%, 11/15/2052(1)	1,490	1,595
City of Moorhead MN
5.00%, 12/01/2025	405	406
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280	2,221
County of Washington MN
2.40%, 02/01/2029	2,255	2,118
2.50%, 02/01/2030	2,320	2,163
Duluth Economic Development Authority
5.00%, 02/15/2033	500	527
5.00%, 02/15/2034	750	790
5.00%, 02/15/2037	1,250	1,305

Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	5,404
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	825
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	329
5.00%, 01/01/2036	1,335	1,477
5.00%, 01/01/2037	1,750	1,857
Minnesota Housing Finance Agency
3.00%, 07/01/2051	565	546
3.00%, 01/01/2052	2,385	2,301
5.00%, 08/01/2032	1,400	1,632
5.00%, 08/01/2033	770	897
5.00%, 08/01/2035	920	1,066
6.25%, 07/01/2054	840	917
Roseville Independent School District No 623
5.00%, 02/01/2026	2,315	2,387
State of Minnesota
5.00%, 08/01/2032	2,925	3,452
5.00%, 06/01/2039	2,325	2,325
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	4,021
2.50%, 02/01/2040	4,500	3,558

Total Minnesota		48,859

Mississippi – 0.15%
Mississippi Business Finance Corp.
7.75%, 07/15/2047(1)	5,090	3,812
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,707
4.00%, 10/01/2041(3)	1,640	1,385
5.00%, 03/01/2035	1,250	1,334
5.00%, 04/01/2035	1,210	1,370
Mississippi Home Corp.
2.10%, 12/01/2040	2,000	1,432
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	973
5.00%, 01/01/2033	1,750	1,886
5.00%, 10/01/2035	700	754
5.00%, 10/01/2036	2,000	2,142
5.00%, 10/01/2040(1)	1,215	1,265
5.00%, 09/01/2044(1)	2,000	2,019
State of Mississippi
5.00%, 10/01/2030	1,000	1,069

Total Mississippi		21,148

Missouri – 0.84%
Belton School District No 124
5.00%, 03/01/2028	250	269
5.50%, 03/01/2033	500	542
5.50%, 03/01/2036	500	540
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,044
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	295
5.00%, 01/01/2031	135	146
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	404
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,589
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	290
4.00%, 02/15/2039	990	900
4.00%, 02/01/2040	100	99
4.00%, 07/01/2046	2,540	2,457
5.00%, 06/01/2025	7,000	7,112
5.00%, 04/01/2027	1,075	1,044
5.00%, 02/01/2029	1,000	1,018
5.00%, 02/15/2032	500	524
5.00%, 02/15/2033	500	523
5.00%, 06/01/2033	1,550	1,748
5.00%, 02/01/2036	200	204
5.00%, 10/01/2042	6,370	6,606
Jefferson City School District
5.50%, 03/01/2043	9,450	10,636
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040	2,945	3,259
5.25%, 03/01/2041	1,505	1,655
Kansas City Industrial Development Authority
5.00%, 03/01/2025	2,000	2,016
5.00%, 03/01/2026	4,395	4,480
5.00%, 03/01/2027	2,955	3,101
5.00%, 03/01/2028	3,350	3,505
5.00%, 03/01/2031	1,045	1,110

5.00%, 03/01/2033	1,000	1,062
Liberty Public School District No 53
5.00%, 03/01/2039	1,375	1,533
5.00%, 03/01/2040	2,290	2,529
Missouri Housing Development Commission
3.25%, 05/01/2051	2,560	2,491
3.25%, 11/01/2052	930	903
4.00%, 05/01/2050	180	179
6.50%, 05/01/2054	2,105	2,377
Missouri State Environmental Improvement & Energy Resources Authority
2.90%, 09/01/2033	2,000	1,879
North Kansas City School District No 74
5.25%, 03/01/2039	8,000	9,129
5.25%, 03/01/2040	7,450	8,433
Pattonville R-3 School District
5.25%, 03/01/2042	1,125	1,244
5.25%, 03/01/2043	220	242
5.50%, 03/01/2040	1,150	1,305
Springfield School District No R-12
1.75%, 03/01/2031	3,000	2,534
5.00%, 03/01/2040	8,635	9,620
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	8,709
St Louis County Industrial Development Authority
5.13%, 09/01/2048	590	571
5.50%, 09/01/2033	1,000	1,001
Washington Industrial Development Authority
2.50%, 11/01/2029	100	93
Wright City R-II School District
6.00%, 03/01/2037	575	697
6.00%, 03/01/2040	1,100	1,309

Total Missouri		114,956

Montana – 0.09%
City of Forsyth MT
3.88%, 07/01/2028	4,500	4,562
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,643
4.00%, 10/15/2036(3)	2,965	2,645
4.00%, 10/15/2041(3)	1,800	1,474
4.00%, 10/15/2046(3)	1,160	890
4.00%, 10/15/2051(3)	950	697
Montana Board of Housing
4.00%, 12/01/2047	75	75
4.00%, 06/01/2050	115	114

Total Montana		12,100

Nebraska – 0.36%
Ashland-Greenwood Public Schools
4.00%, 12/15/2037	1,340	1,384
4.00%, 12/15/2039	1,000	1,020
Central Plains Energy Project
4.00%, 12/01/2049(1)	5,545	5,558
5.00%, 05/01/2054(1)	2,795	2,956
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,812
County of Sarpy NE
2.00%, 06/01/2038	2,435	1,818
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	434
Hershey Public Schools
4.00%, 12/15/2028	640	655
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,455	1,402
3.50%, 09/01/2050	575	563
3.75%, 09/01/2049	465	457
4.00%, 09/01/2049	440	434
Nebraska Public Power District
5.00%, 01/01/2041	5,000	5,064
Omaha Airport Authority
5.00%, 12/15/2031	230	240
5.00%, 12/15/2031	285	295
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,251
5.00%, 02/01/2042	9,120	9,585
Omaha Public Power District Nebraska City Station Unit 2
5.00%, 02/01/2046	8,855	8,993
5.25%, 02/01/2042	4,250	4,279
Omaha School District
1.75%, 12/15/2035	2,170	1,710

Total Nebraska		49,910

Nevada – 1.10%
Carson City NV
5.00%, 09/01/2026	550	565

City of Henderson NV
4.00%, 06/01/2035	900	944
4.00%, 06/01/2036	925	964
5.00%, 06/01/2037	3,230	3,575
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	420	320
City of North Las Vegas NV
4.00%, 06/01/2036	1,240	1,262
6.00%, 06/01/2052(3)	1,300	1,324
Clark County School District
4.00%, 06/15/2034	5,000	5,103
5.00%, 06/15/2025	25	25
5.00%, 06/15/2025	3,780	3,862
5.00%, 06/15/2025	6,060	6,174
5.00%, 06/15/2029	4,080	4,393
5.00%, 06/15/2033	410	457
5.00%, 06/15/2034	1,555	1,685
5.00%, 06/15/2034	2,350	2,531
5.00%, 06/15/2037	1,000	1,133
County of Clark Department of Aviation
5.00%, 07/01/2028	630	632
5.00%, 07/01/2030	730	732
5.00%, 07/01/2035	7,000	7,996
5.00%, 07/01/2036	2,250	2,555
County of Clark NV
3.00%, 11/01/2035	1,255	1,182
4.00%, 07/01/2039	4,500	4,507
5.00%, 11/01/2028	3,000	3,143
5.00%, 06/01/2032	3,000	3,242
5.00%, 12/01/2032	5,385	5,869
5.00%, 06/01/2035	2,070	2,225
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,253
County of Humboldt NV
3.55%, 10/01/2029	1,055	1,063
County of Washoe NV
3.63%, 03/01/2036(1)	195	196
3.63%, 03/01/2036(1)	3,650	3,678
4.13%, 03/01/2036(1)	1,160	1,178
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	118
3.00%, 09/01/2036	170	136
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	14,035	14,728
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,009
5.00%, 06/01/2039	2,815	2,831
5.00%, 06/01/2039	40,800	44,069
5.00%, 06/01/2041	5,000	5,114
5.00%, 06/01/2046	1,500	1,526
Nevada Housing Division
4.00%, 10/01/2049	305	302
5.00%, 12/01/2025(1)	2,775	2,787
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	498
4.00%, 07/01/2026	1,540	1,538
5.00%, 07/01/2033	845	899

Total Nevada		150,323

New Hampshire – 0.41%
New Hampshire Business Finance Authority
3.88%, 01/20/2038	10,016	9,333
4.00%, 10/20/2036	3,953	3,754
4.00%, 08/15/2039	1,100	1,086
4.02% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(2)	7,520	7,504
4.13%, 01/20/2034	2,526	2,460
4.25%, 07/20/2041	5,500	5,455
4.38%, 09/20/2036	2,689	2,637
5.00%, 08/15/2029	750	808
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	110
5.00%, 08/01/2027	1,575	1,644
5.00%, 10/01/2028	1,580	1,625
5.00%, 07/01/2030	390	420
5.00%, 07/01/2030	5,325	5,953
5.00%, 08/01/2030	305	322
5.00%, 10/01/2032	2,825	2,917
5.00%, 07/01/2035	5,000	5,060
5.00%, 07/01/2044	3,040	2,897
5.50%, 11/01/2027	755	799
5.50%, 11/01/2030	1,160	1,278

Total New Hampshire		56,062

New Jersey – 4.16%
Camden County Improvement Authority
5.00%, 01/15/2028	500	529

5.00%, 01/15/2029	1,000	1,058
5.00%, 01/15/2033	500	529
6.00%, 06/15/2042	265	291
Cherry Hill Township School District
4.00%, 08/01/2038	11,000	11,320
Clearview Regional High School District
4.00%, 08/01/2040	3,640	3,686
County of Essex NJ
2.00%, 08/15/2031	3,265	2,877
County of Hudson NJ
3.00%, 11/15/2025	4,000	3,976
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,032
2.38%, 02/15/2030	2,020	1,890
County of Union NJ
3.00%, 03/01/2026	3,000	2,965
Garden State Preservation Trust
5.75%, 11/01/2028	3,500	3,732
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	760
5.00%, 07/01/2037	1,130	1,241
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,156
4.00%, 01/01/2037	855	873
5.00%, 10/01/2026	1,500	1,571
5.00%, 10/01/2027	1,000	1,071
New Jersey Economic Development Authority
2.20%, 10/01/2039(1)	3,900	3,450
3.13%, 07/01/2029	445	426
3.75%, 11/01/2034(1)	2,480	2,475
4.00%, 06/15/2035	500	519
4.00%, 06/15/2037	600	617
4.00%, 06/15/2038	600	613
4.00%, 11/01/2039	1,000	1,009
4.00%, 06/15/2040	1,000	1,012
5.00%, 03/01/2025	10,000	10,131
5.00%, 06/15/2025	5,190	5,284
5.00%, 03/01/2026	10,150	10,476
5.00%, 06/01/2026	900	931
5.00%, 06/15/2026	470	480
5.00%, 06/15/2027	1,675	1,767
5.00%, 06/15/2029	1,000	1,099
5.00%, 06/15/2030	455	456
5.00%, 06/15/2030	4,000	4,347
5.00%, 11/01/2030	1,315	1,453
5.00%, 11/01/2031	2,200	2,429
5.00%, 06/15/2032	370	371
5.00%, 06/15/2033	1,300	1,513
5.00%, 06/15/2033	5,000	5,524
5.00%, 07/01/2033	2,000	2,064
5.00%, 11/01/2033	1,500	1,732
5.00%, 06/15/2034	1,000	1,103
5.00%, 06/15/2035	1,595	1,722
5.00%, 11/01/2035	1,415	1,621
5.00%, 10/01/2037	3,500	3,621
5.00%, 10/01/2039(3)(4)(5)	355	235
5.00%, 01/01/2040(3)(4)(5)	540	374
5.00%, 06/15/2040	1,910	1,913
5.25%, 09/01/2025(3)	27,105	27,794
5.25%, 09/01/2026(3)	30,000	31,332
5.25%, 06/15/2036	1,945	2,313
5.50%, 06/15/2030	2,000	2,134
5.63%, 11/15/2030	750	758
New Jersey Educational Facilities Authority
4.00%, 07/01/2034	3,375	3,410
5.00%, 07/01/2032	4,920	5,025
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,507
4.00%, 07/01/2038	2,850	2,951
4.00%, 07/01/2039	1,705	1,548
5.00%, 07/01/2028	155	161
5.00%, 07/01/2035	1,415	1,513
5.00%, 07/01/2036	1,490	1,582
5.00%, 07/01/2037	1,565	1,644
5.00%, 07/01/2041	815	820
5.00%, 07/01/2042(1)	2,755	2,804
5.00%, 07/01/2043(1)	2,250	2,256
5.00%, 07/01/2043	29,135	29,785
5.00%, 07/01/2045(1)	3,705	3,813
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2024	745	751
5.00%, 12/01/2024	1,000	1,007
5.00%, 12/01/2025	490	502

5.00%, 12/01/2025	535	545
5.00%, 12/01/2025	1,000	1,018
5.00%, 12/01/2025	2,600	2,647
5.00%, 12/01/2026	1,330	1,366
5.00%, 12/01/2026	1,550	1,592
5.00%, 12/01/2027	1,455	1,511
5.00%, 12/01/2027	1,470	1,525
5.00%, 12/01/2027	2,965	3,079
5.00%, 12/01/2030	4,805	5,147
New Jersey Housing & Mortgage Finance Agency
3.50%, 07/01/2025(1)	2,045	2,040
3.55%, 04/01/2027	1,690	1,640
3.65%, 04/01/2028	1,215	1,191
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,708
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,377
0.00%, 12/15/2026	3,000	2,746
0.00%, 12/15/2027	3,260	2,887
0.00%, 12/15/2028	1,020	876
0.00%, 12/15/2029	1,875	1,578
0.00%, 12/15/2030	3,850	3,100
0.00%, 12/15/2030	4,070	3,287
0.00%, 12/15/2031	1,985	1,549
0.00%, 12/15/2031	6,275	4,878
4.00%, 06/15/2034	1,920	2,010
4.00%, 06/15/2037	2,000	2,059
4.00%, 06/15/2039	2,250	2,290
4.00%, 06/15/2039	2,800	2,859
4.00%, 06/15/2040	1,820	1,843
4.00%, 06/15/2040	4,250	4,313
4.00%, 06/15/2040	6,550	6,642
4.00%, 06/15/2050	4,030	3,852
5.00%, 12/15/2025	1,255	1,290
5.00%, 12/15/2026	2,000	2,094
5.00%, 06/15/2027	505	524
5.00%, 12/15/2028	5,510	6,001
5.00%, 06/15/2029	1,200	1,241
5.00%, 12/15/2029	820	909
5.00%, 06/15/2031	2,420	2,501
5.00%, 06/15/2032	235	237
5.00%, 06/15/2032	1,910	2,198
5.00%, 06/15/2032	2,725	2,954
5.00%, 06/15/2032	7,440	8,439
5.00%, 12/15/2032	1,940	2,102
5.00%, 06/15/2033	6,385	7,339
5.00%, 12/15/2033	595	657
5.00%, 12/15/2033	2,200	2,382
5.00%, 06/15/2034	1,500	1,732
5.00%, 06/15/2034	4,040	4,631
5.00%, 12/15/2034	3,320	3,587
5.00%, 06/15/2035	1,280	1,462
5.00%, 12/15/2036	1,915	2,052
5.00%, 06/15/2037	1,470	1,670
5.00%, 06/15/2037	2,980	3,367
5.00%, 06/15/2038	4,350	4,964
5.00%, 06/15/2038	5,000	5,674
5.00%, 06/15/2040	2,040	2,219
5.00%, 06/15/2041	4,000	4,470
5.25%, 06/15/2036	2,000	2,325
5.25%, 06/15/2039	5,000	5,703
5.25%, 06/15/2041	5,000	5,628
New Jersey Turnpike Authority
4.00%, 01/01/2035	7,390	7,857
5.00%, 01/01/2027	2,800	2,924
5.00%, 01/01/2028	1,540	1,597
5.00%, 01/01/2028	4,895	5,207
5.00%, 01/01/2030	4,945	5,438
5.00%, 01/01/2032	9,870	11,182
5.00%, 01/01/2033	4,070	4,673
5.00%, 01/01/2033	5,000	5,062
5.00%, 01/01/2034	1,175	1,189
5.00%, 01/01/2034	7,325	8,515
5.00%, 01/01/2034	9,000	9,024
5.00%, 01/01/2042	10,950	12,146
Salem County Improvement Authority
4.00%, 08/15/2042	400	390
Sayreville School District
4.00%, 01/15/2036	5,530	5,796
State of New Jersey
2.00%, 06/01/2034	1,160	963
2.00%, 06/01/2036	1,770	1,404
4.00%, 06/01/2030	4,560	4,886

4.00%, 06/01/2031	3,845	4,160
4.00%, 06/01/2032	470	513
5.00%, 06/01/2025	29,765	30,302
5.00%, 06/01/2026	13,725	14,241
5.00%, 06/01/2027	7,000	7,424
5.00%, 06/01/2029	13,235	14,639
5.00%, 06/01/2039	3,902	4,242
5.00%, 06/01/2040	2,220	2,403
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	3,750	3,813

Total New Jersey		571,231

New Mexico – 0.31%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,499
5.00%, 07/01/2028	1,700	1,769
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	816
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	493
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	4,767
5.00%, 09/01/2026	1,530	1,572
5.00%, 09/01/2027	2,130	2,211
5.00%, 09/01/2029	1,000	1,067
New Mexico Hospital Equipment Loan Council
4.00%, 08/01/2036	1,230	1,247
5.00%, 08/01/2049(1)	2,360	2,398
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	420	414
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	22,500	22,777

Total New Mexico		42,030

New York – 11.95%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	1,026
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,100
5.00%, 09/01/2029	2,800	2,995
City of New York NY
3.00%, 08/01/2036	2,500	2,360
4.00%, 10/01/2035	905	946
4.00%, 08/01/2037	2,500	2,601
4.00%, 03/01/2040	5,870	5,949
4.00%, 08/01/2040	3,305	3,352
4.00%, 03/01/2042	530	531
5.00%, 08/01/2025	1,600	1,638
5.00%, 08/01/2026	2,575	2,688
5.00%, 09/01/2026	14,230	14,882
5.00%, 08/01/2027	400	405
5.00%, 08/01/2027	2,975	3,036
5.00%, 08/01/2027	5,510	5,879
5.00%, 09/01/2027	20,000	21,377
5.00%, 08/01/2028	400	413
5.00%, 08/01/2028	700	730
5.00%, 08/01/2028	3,975	4,055
5.00%, 08/01/2029	1,305	1,407
5.00%, 08/01/2031	1,000	1,078
5.00%, 08/01/2032	1,745	1,855
5.00%, 11/01/2032	2,200	2,492
5.00%, 08/01/2033	1,000	1,163
5.00%, 01/01/2034	1,575	1,729
5.00%, 06/01/2034	2,685	2,730
5.00%, 08/01/2034	1,690	1,901
5.00%, 05/01/2035	585	673
5.00%, 06/01/2035	13,455	13,676
5.00%, 08/01/2037	1,500	1,737
5.00%, 03/01/2038	2,250	2,477
5.00%, 09/01/2038	2,200	2,498
5.00%, 04/01/2040	3,000	3,432
5.00%, 08/01/2041	4,000	4,505
5.00%, 03/01/2042	3,270	3,674
5.00%, 04/01/2044	2,000	2,213
5.00%, 08/01/2047	770	823
5.25%, 09/01/2040	19,695	22,535
5.25%, 10/01/2040	2,275	2,606
5.25%, 09/01/2041	10,355	11,756
5.25%, 04/01/2047	4,165	4,640
5.25%, 10/01/2047	2,750	3,025
5.50%, 04/01/2046	6,800	7,751
City of Yonkers NY
5.00%, 09/01/2025	1,015	1,040
County of Erie NY
5.00%, 06/01/2025	1,000	1,020

County of Nassau NY
5.00%, 10/01/2024	3,000	3,022
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,942
5.00%, 06/15/2024	665	666
5.00%, 06/15/2025	710	723
5.00%, 10/01/2025	810	830
5.00%, 10/01/2026	415	435
5.00%, 10/01/2028	680	742
5.00%, 06/15/2029	985	1,088
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	561
Genesee County Funding Corp.
5.00%, 12/01/2031	375	398
5.00%, 12/01/2032	460	490
5.00%, 12/01/2033	750	797
5.00%, 12/01/2034	700	743
5.00%, 12/01/2035	540	573
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,336
5.89%, 02/01/2032	1,250	1,266
6.24%, 02/01/2047	1,000	996
6.47%, 02/01/2033	1,000	1,038
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	9,069
4.00%, 02/15/2039	1,450	1,492
4.00%, 02/15/2044	18,870	18,466
4.00%, 02/15/2047	2,230	2,166
5.00%, 02/15/2032	2,325	2,457
5.00%, 02/15/2035	1,700	1,792
Long Island Power Authority
0.85%, 09/01/2050(1)	16,125	15,379
1.00%, 09/01/2025	9,250	8,800
1.50%, 09/01/2051(1)	11,725	11,014
1.65%, 09/01/2049(1)	4,395	4,341
5.00%, 09/01/2024	565	568
5.00%, 09/01/2025	1,000	1,024
5.00%, 09/01/2026	2,000	2,096
5.00%, 09/01/2027	6,500	6,972
5.00%, 09/01/2033	600	710
5.00%, 09/01/2034	650	768
5.00%, 09/01/2037	1,000	1,065
5.00%, 09/01/2039	1,000	1,003
5.00%, 09/01/2039	2,750	3,174
5.00%, 09/01/2040	1,915	2,192
5.00%, 09/01/2052(1)	6,450	6,763
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,136
0.00%, 11/01/2035(1)	20,000	20,000
4.00%, 11/15/2039	540	558
4.00%, 11/15/2045	5,560	5,326
4.00%, 11/15/2046	2,545	2,427
5.00%, 11/15/2024	1,885	1,889
5.00%, 11/15/2025	1,155	1,186
5.00%, 11/15/2026	1,600	1,673
5.00%, 11/15/2026	2,350	2,457
5.00%, 11/15/2028	2,970	3,191
5.00%, 11/15/2028	4,000	4,378
5.00%, 11/15/2029	745	757
5.00%, 11/15/2029	2,220	2,274
5.00%, 11/15/2030	730	781
5.00%, 11/15/2031	1,055	1,098
5.00%, 11/15/2031	18,000	19,241
5.00%, 11/15/2033	1,025	1,048
5.00%, 11/15/2033	1,715	1,828
5.00%, 11/15/2033	3,645	3,885
5.00%, 11/15/2033	6,000	6,137
5.00%, 11/15/2034	275	321
5.00%, 11/15/2034	7,500	7,979
5.00%, 11/15/2035	1,750	1,788
5.00%, 11/15/2036	820	852
5.00%, 11/15/2037	1,500	1,540
5.00%, 11/15/2038	7,255	7,779
5.00%, 11/15/2039	2,000	2,015
5.00%, 11/15/2048(1)	1,410	1,418
5.50%, 11/15/2047	7,185	8,068
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	904
5.00%, 12/01/2032	1,000	1,057
5.00%, 12/01/2033	1,000	1,057
5.00%, 12/01/2034	1,100	1,160
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,496
5.00%, 11/15/2056	4,380	4,333

New York City Housing Development Corp.
0.60%, 05/01/2061(1)	2,725	2,588
0.70%, 11/01/2060(1)	7,205	6,836
0.70%, 11/01/2060(1)	20,320	19,401
0.90%, 11/01/2060(1)	24,505	22,972
1.13%, 05/01/2060(1)	4,165	4,083
2.25%, 11/01/2036	835	670
2.40%, 08/01/2040	2,430	1,859
3.40%, 11/01/2062(1)	7,060	6,983
3.80%, 11/01/2063(1)	1,075	1,073
4.30%, 11/01/2063(1)	5,675	5,755
5.00%, 05/01/2026	110	113
5.00%, 05/01/2027	600	630
5.00%, 11/01/2027	855	906
5.00%, 05/01/2028	875	936
5.00%, 11/01/2028	600	646
5.00%, 05/01/2029	300	325
5.00%, 11/01/2029	875	954
5.00%, 11/01/2030	500	552
New York City Industrial Development Agency
5.00%, 01/01/2031	1,250	1,399
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,545
4.00%, 06/15/2039	9,020	9,303
4.00%, 06/15/2040	5,200	5,246
4.45%, 06/15/2048(1)	22,500	22,500
5.00%, 06/15/2029	1,100	1,185
5.00%, 06/15/2031	6,075	6,189
5.00%, 06/15/2032	1,000	1,154
5.00%, 06/15/2035	9,025	9,263
5.00%, 06/15/2036	5,000	5,123
5.00%, 06/15/2036	5,830	5,843
5.00%, 06/15/2037	6,000	6,087
5.00%, 06/15/2039	2,000	2,025
5.00%, 06/15/2039	8,320	8,423
5.00%, 06/15/2040	1,130	1,231
5.00%, 06/15/2040	2,115	2,289
5.00%, 06/15/2040	2,200	2,327
5.00%, 06/15/2040	5,000	5,289
5.00%, 06/15/2049	3,375	3,533
New York City Transitional Finance Authority
5.00%, 02/01/2041	6,465	7,336
5.00%, 02/01/2042	2,120	2,391
5.50%, 05/01/2041	8,000	9,430
5.50%, 05/01/2047	1,750	1,998
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,066
5.00%, 07/15/2025	1,695	1,734
5.00%, 07/15/2026	1,995	2,085
5.00%, 07/15/2027	1,940	2,076
5.00%, 07/15/2032	2,000	2,125
5.00%, 07/15/2034	5,000	5,416
5.00%, 07/15/2035	10,000	10,251
5.00%, 07/15/2037	1,905	2,040
5.00%, 07/15/2040	2,750	2,780
5.00%, 07/15/2043	3,240	3,283
5.25%, 07/15/2045	7,500	7,976
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	8,277
3.00%, 11/01/2039	1,975	1,719
4.00%, 05/01/2036	2,000	2,098
4.00%, 02/01/2038	9,675	10,017
4.00%, 05/01/2038	26,755	27,517
4.00%, 05/01/2039	5,000	5,092
4.00%, 05/01/2043	785	780
4.45%, 11/01/2044(1)	2,000	2,000
4.55%, 08/01/2039(1)	1,800	1,800
5.00%, 11/01/2025	5,355	5,516
5.00%, 11/01/2028	1,500	1,536
5.00%, 11/01/2029	2,000	2,029
5.00%, 11/01/2029	7,000	7,005
5.00%, 02/01/2030	4,480	4,618
5.00%, 11/01/2030	8,000	8,006
5.00%, 05/01/2033	2,535	2,740
5.00%, 02/01/2034	10,545	10,545
5.00%, 08/01/2034	700	758
5.00%, 11/01/2034	2,300	2,662
5.00%, 08/01/2035	1,600	1,729
5.00%, 05/01/2036	1,750	1,877
5.00%, 11/01/2036	350	405
5.00%, 08/01/2037	4,485	4,498
5.00%, 11/01/2037	4,000	3,973

5.00%, 11/01/2037	4,165	4,788
5.00%, 08/01/2038	1,975	2,106
5.00%, 11/01/2038	2,455	2,496
5.00%, 02/01/2039	10,000	11,252
5.00%, 05/01/2039	2,395	2,734
5.00%, 05/01/2039	4,430	4,698
5.00%, 08/01/2039	4,250	4,213
5.00%, 02/01/2040	2,870	2,988
5.00%, 05/01/2040	6,500	7,358
5.00%, 11/01/2040	19,305	21,853
5.00%, 02/01/2041	5,505	5,541
5.00%, 02/01/2041	5,000	5,557
5.00%, 05/01/2042	4,250	4,431
5.00%, 08/01/2042	2,750	2,905
5.00%, 08/01/2042	7,400	7,326
5.25%, 11/01/2037	3,750	4,366
5.25%, 11/01/2037	7,000	8,150
5.50%, 11/01/2045	10,900	12,364
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,058
5.00%, 11/15/2040	1,085	1,099
New York Liberty Development Corp.
2.50%, 11/15/2036	2,600	2,173
2.75%, 11/15/2041	14,370	11,460
4.00%, 02/15/2043	3,550	3,552
4.00%, 02/15/2043	4,250	4,255
5.00%, 11/15/2044(3)	3,720	3,721
New York Power Authority
4.00%, 11/15/2038	3,500	3,599
5.00%, 11/15/2028	3,000	3,314
5.00%, 11/15/2037	1,000	1,181
5.25%, 11/15/2040	1,000	1,182
New York State Bridge Authority
5.00%, 01/01/2035	565	637
5.00%, 01/01/2036	475	532
5.00%, 01/01/2037	535	592
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,335
4.00%, 03/15/2037	3,030	3,155
4.00%, 03/15/2038	7,685	7,951
4.00%, 03/15/2039	1,200	1,229
4.00%, 03/15/2040	5,000	5,078
4.00%, 03/15/2042	20,445	20,554
4.00%, 03/15/2043	4,000	3,993
4.00%, 03/15/2045	1,150	1,131
5.00%, 05/01/2024	4,870	4,873
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	10	10
5.00%, 07/01/2024	335	336
5.00%, 03/15/2025	500	509
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	255
5.00%, 03/15/2027	2,500	2,543
5.00%, 07/01/2027	200	202
5.00%, 07/01/2028	110	112
5.00%, 10/01/2029	1,430	1,529
5.00%, 07/01/2030	150	154
5.00%, 10/01/2030	1,910	2,043
5.00%, 03/15/2032	3,000	3,320
5.00%, 03/15/2033	2,335	2,713
5.00%, 07/01/2034	410	438
5.00%, 10/01/2034	3,745	4,047
5.00%, 03/15/2035	1,500	1,517
5.00%, 03/15/2035	8,525	8,832
5.00%, 03/15/2036	3,500	4,023
5.00%, 03/15/2036	5,000	5,662
5.00%, 07/01/2036	735	777
5.00%, 07/15/2037	700	739
5.00%, 02/15/2039	2,995	3,149
5.00%, 03/15/2039	2,940	3,390
5.00%, 03/15/2040	2,145	2,441
5.00%, 03/15/2040	13,000	14,753
5.00%, 03/15/2040	18,330	19,398
5.00%, 10/01/2040	1,000	1,111
5.00%, 03/15/2041	1,065	1,178
5.00%, 03/15/2041	1,335	1,419
5.00%, 03/15/2041	6,720	7,098
5.00%, 03/15/2041	8,190	9,238
5.00%, 10/01/2041	1,950	2,154
5.00%, 03/15/2042	9,300	10,427
5.00%, 03/15/2044	5,380	5,956
5.00%, 05/01/2048(1)	1,040	1,060

5.00%, 05/01/2048(1)	5,695	5,698
5.25%, 03/15/2033	6,000	6,144
5.25%, 03/15/2038	1,930	2,091
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,932
0.65%, 11/01/2056(1)	7,645	7,177
0.75%, 05/01/2025	9,330	8,964
0.75%, 11/01/2025	960	902
0.75%, 11/01/2025	2,205	2,073
0.75%, 11/01/2025	4,085	3,840
1.00%, 11/01/2061(1)	1,815	1,660
1.10%, 11/01/2061(1)	13,130	11,834
2.50%, 11/01/2060(1)	9,700	9,253
3.80%, 11/01/2062(1)	7,985	7,992
3.88%, 11/01/2063(1)	1,150	1,155
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,609
4.00%, 03/15/2043	9,000	8,948
5.00%, 01/01/2032	775	783
5.00%, 01/01/2033	6,000	6,007
5.00%, 03/15/2034	2,750	3,225
5.00%, 03/15/2038	10,260	11,701
5.00%, 01/01/2042	700	794
5.00%, 01/01/2043	970	1,090
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	792
4.00%, 03/15/2038	12,175	12,517
4.00%, 03/15/2039	9,995	10,190
4.00%, 03/15/2042	1,500	1,498
4.00%, 03/15/2045	790	766
5.00%, 03/15/2035	3,000	3,389
5.00%, 03/15/2036	2,090	2,347
5.00%, 03/15/2037	8,135	8,957
5.00%, 03/15/2038	1,275	1,367
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,873
4.00%, 01/01/2036	2,785	2,785
4.00%, 12/01/2039	450	443
4.00%, 12/01/2040	500	486
4.00%, 12/01/2041	450	434
4.00%, 12/01/2042	500	478
5.00%, 12/01/2028	400	425
5.00%, 12/01/2028	1,300	1,396
5.00%, 12/01/2029	300	327
5.00%, 12/01/2029	7,000	7,545
5.00%, 12/01/2030	250	276
5.00%, 01/01/2031	1,015	1,052
5.00%, 12/01/2031	300	331
5.00%, 12/01/2032	1,775	1,955
5.00%, 12/01/2032	2,355	2,609
5.00%, 01/01/2033	5,500	5,700
5.00%, 12/01/2033	700	760
5.00%, 12/01/2033	985	1,083
5.00%, 12/01/2033	3,650	4,042
5.00%, 12/01/2034	500	549
5.00%, 12/01/2034	1,350	1,463
5.00%, 12/01/2034	3,990	4,418
5.00%, 12/01/2035	500	546
5.00%, 12/01/2035	800	863
5.00%, 12/01/2035	2,335	2,573
5.00%, 12/01/2036	550	597
5.00%, 12/01/2036	1,360	1,486
5.00%, 12/01/2037	600	647
5.00%, 12/01/2037	3,625	3,927
5.00%, 12/01/2038	500	536
5.00%, 12/01/2039	2,420	2,601
5.00%, 07/01/2041	2,300	2,282
5.00%, 07/01/2046	42,280	41,651
5.50%, 06/30/2039	2,000	2,217
6.00%, 04/01/2035	15,335	17,390
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	830
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	320
5.00%, 12/01/2027	1,425	1,426
5.00%, 12/01/2028	1,000	1,001
5.00%, 12/01/2035	1,160	1,275
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,131
Port Authority of New York & New Jersey
2.00%, 10/01/2033	7,070	5,753
3.00%, 12/01/2032	5,000	4,898
4.00%, 07/15/2036	2,180	2,221

5.00%, 09/15/2024	5,115	5,137
5.00%, 09/15/2026	1,000	1,034
5.00%, 10/15/2028	4,000	4,060
5.00%, 09/15/2029	1,500	1,584
5.00%, 10/15/2029	1,000	1,042
5.00%, 07/15/2031	4,000	4,385
5.00%, 09/15/2032	1,500	1,583
5.00%, 10/15/2033	1,200	1,207
5.00%, 10/15/2033	6,000	6,240
5.00%, 11/15/2033	5,660	5,789
5.00%, 08/01/2034	7,415	8,311
5.00%, 10/15/2034	980	986
5.00%, 10/15/2034	2,475	2,572
5.00%, 01/15/2035	150	176
5.00%, 01/15/2036	200	234
5.00%, 04/01/2036	4,135	4,204
5.00%, 10/15/2036	2,300	2,312
5.00%, 10/15/2037	4,665	4,688
5.00%, 01/15/2039	360	392
5.00%, 01/15/2039	450	513
5.00%, 01/15/2040	500	566
5.00%, 01/15/2041	475	534
5.00%, 10/15/2041	3,240	3,297
5.00%, 11/15/2041	1,550	1,560
5.25%, 08/01/2040	2,000	2,206
5.50%, 08/01/2041	11,255	12,595
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	398
5.00%, 07/01/2033	400	458
5.00%, 07/01/2034	350	401
5.00%, 07/01/2035	400	457
5.00%, 07/01/2036	840	953
5.00%, 07/01/2037	880	991
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029	1,000	910
2.35%, 04/01/2031	1,835	1,653
3.25%, 10/01/2051	5,840	5,644
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	1,210	990
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,739
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,171
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)	2,425	2,243
2.00%, 05/15/2045(1)	6,375	5,902
4.00%, 11/15/2033	570	627
4.00%, 11/15/2034	115	125
4.00%, 05/15/2040	1,250	1,268
4.00%, 05/15/2042	2,840	2,851
5.00%, 12/16/2024	5,000	5,049
5.00%, 03/15/2027	20,000	21,113
5.00%, 11/15/2030	4,000	4,588
5.00%, 11/15/2032	5,920	6,929
5.00%, 11/15/2033	6,000	6,878
5.00%, 11/15/2034	430	509
5.00%, 11/15/2034	4,165	4,528
5.00%, 11/15/2034	6,250	7,455
5.00%, 11/15/2035	3,835	4,049
5.00%, 11/15/2035	5,000	5,933
5.00%, 11/15/2036	5,000	5,874
5.00%, 11/15/2037	4,000	4,291
5.00%, 11/15/2037	4,130	4,803
5.00%, 11/15/2038	1,000	1,018
5.00%, 11/15/2038	3,905	4,506
5.00%, 05/15/2039	6,650	7,448
5.00%, 11/15/2039	3,000	3,401
5.00%, 11/15/2040	1,000	1,141
5.00%, 05/15/2041	5,075	5,609
5.00%, 11/15/2042	1,910	2,032
5.00%, 11/15/2042	2,900	3,239
5.00%, 11/15/2049	1,340	1,430
5.00%, 05/15/2051(1)	1,900	1,955
5.25%, 05/15/2041	1,895	2,145
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	388
Utility Debt Securitization Authority
5.00%, 12/15/2040	5,000	5,293
5.00%, 12/15/2041	7,800	9,037
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,500

Total New York		1,641,566

North Carolina – 0.81%
Charlotte-Mecklenburg Hospital Authority
4.45%, 01/15/2037(1)	8,000	8,000
5.00%, 01/15/2050(1)	1,500	1,622
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,509
County of Alamance NC
2.00%, 05/01/2034	1,445	1,209
2.00%, 05/01/2035	2,000	1,641
County of Forsyth NC
1.63%, 03/01/2034	1,010	813
County of New Hanover NC
5.00%, 10/01/2027	100	106
5.00%, 10/01/2034	1,000	1,065
Greater Asheville Regional Airport Authority
5.00%, 07/01/2032	1,000	1,121
5.00%, 07/01/2035	1,750	1,952
5.00%, 07/01/2036	1,505	1,668
5.00%, 07/01/2037	1,520	1,684
5.00%, 07/01/2037	1,780	1,955
5.25%, 07/01/2038	1,200	1,334
5.25%, 07/01/2040	500	555
5.25%, 07/01/2041	1,210	1,338
5.25%, 07/01/2042	1,000	1,101
5.25%, 07/01/2042	1,100	1,201
5.25%, 07/01/2043	1,850	2,028
5.25%, 07/01/2048	2,565	2,769
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2024	190	190
5.00%, 05/01/2031	1,000	1,103
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,355	3,303
5.00%, 04/01/2029(1)	3,841	4,068
5.75%, 01/01/2054	9,985	10,634
6.00%, 07/01/2053	4,560	4,851
6.25%, 01/01/2055	5,510	6,013
6.25%, 01/01/2055	8,000	8,781
North Carolina Medical Care Commission
2.55%, 06/01/2048(1)	3,955	3,869
4.00%, 03/01/2029	140	136
4.00%, 03/01/2030	145	140
4.00%, 03/01/2031	145	138
4.00%, 09/01/2033	180	172
5.00%, 03/01/2027	150	152
5.00%, 03/01/2028	155	157
5.00%, 02/01/2051(1)	1,000	1,027
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	1,895	1,925
5.50%, 06/01/2029	1,000	1,072
5.50%, 06/01/2030	2,390	2,593
5.50%, 06/01/2033	3,000	3,317
North Carolina Turnpike Authority
5.00%, 01/01/2049	4,030	4,219
Raleigh Durham Airport Authority
5.00%, 05/01/2025	3,000	3,039
State of North Carolina
2.00%, 03/01/2036	2,230	1,788
5.00%, 05/01/2026	4,750	4,941
5.00%, 05/01/2027	7,500	7,974

Total North Carolina		111,273

North Dakota – 0.19%
City of Grand Forks ND
4.00%, 12/01/2037	675	655
4.00%, 12/01/2041	1,830	1,711
4.00%, 12/01/2046	1,425	1,297
5.00%, 12/01/2027	1,110	1,132
5.00%, 12/01/2028	1,500	1,542
5.00%, 12/01/2031	2,650	2,772
5.00%, 12/01/2034	725	824
5.00%, 12/01/2036	545	611
5.00%, 12/01/2038	500	550
5.00%, 12/01/2040	500	544
5.00%, 12/01/2042	500	539
North Dakota Housing Finance Agency
3.00%, 07/01/2051	4,855	4,698
3.00%, 01/01/2052	1,245	1,203
5.75%, 01/01/2054	6,600	7,032
6.25%, 01/01/2054	670	732

Total North Dakota		25,842

Ohio – 1.67%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037	700	664
4.00%, 11/15/2038	450	421
5.25%, 11/15/2031	530	553

5.25%, 11/15/2032	645	673
5.25%, 11/15/2033	1,770	1,843
5.25%, 11/15/2046	1,255	1,276
American Municipal Power, Inc.
1.00%, 02/15/2048(1)	2,015	1,989
4.00%, 02/15/2036	1,975	2,064
4.00%, 02/15/2038	2,860	2,928
5.00%, 02/15/2035	3,285	3,697
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	3,100	2,366
4.00%, 06/01/2038	1,000	1,010
4.00%, 06/01/2048	1,000	928
5.00%, 06/01/2027	1,365	1,433
5.00%, 06/01/2055	17,480	16,531
City of Cleveland OH Income Tax Revenue
3.00%, 10/01/2036	500	469
3.00%, 10/01/2037	1,000	920
City of Columbus OH
5.00%, 04/01/2033	1,345	1,490
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,017
City of Upper Arlington OH
5.75%, 12/01/2042	500	516
Clermont County Port Authority
5.00%, 12/01/2029	750	768
5.00%, 12/01/2030	850	870
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	647
5.00%, 12/01/2030	585	651
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,501
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,465
County of Franklin OH
4.40%, 11/01/2042(1)	8,900	8,900
County of Montgomery OH
4.00%, 08/01/2038	2,055	2,089
4.00%, 08/01/2039	2,220	2,245
5.00%, 08/01/2025	515	524
County of Muskingum OH
5.00%, 02/15/2044	2,480	2,316
5.00%, 02/15/2048	1,700	1,555
County of Scioto OH
5.00%, 02/15/2029	1,000	1,038
Euclid City School District
5.25%, 01/15/2044	3,925	4,000
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,745
Lancaster Port Authority
5.00%, 08/01/2049(1)	12,240	12,348
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,037
5.00%, 09/01/2030	475	536
5.00%, 09/01/2032	1,000	1,123
5.00%, 09/01/2034	700	722
North Olmsted City School District
5.00%, 10/15/2048	1,450	1,526
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000	4,908
2.10%, 07/01/2028(1)	15,500	15,214
2.10%, 10/01/2028(1)	12,000	11,778
2.88%, 02/01/2026	5,400	5,190
3.25%, 09/01/2029	1,000	954
3.75%, 01/15/2028(3)	5,485	5,469
4.00%, 09/01/2030(1)	1,500	1,508
4.25%, 11/01/2039(1)	7,575	7,649
4.50%, 01/15/2048(3)	2,790	2,703
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	882
4.00%, 07/01/2032	900	921
4.00%, 07/01/2035	505	509
5.00%, 01/01/2032	235	252
5.00%, 10/01/2032	1,000	1,086
5.00%, 01/01/2033	285	306
5.00%, 05/01/2033	995	1,101
5.00%, 01/01/2034	360	388
5.25%, 01/01/2035	375	410
5.25%, 01/01/2036	500	544
5.25%, 01/01/2037	420	453
Ohio Housing Finance Agency
4.50%, 03/01/2050	125	125
5.00%, 09/01/2028	50	54
5.00%, 03/01/2029	50	54

5.00%, 09/01/2029	100	108
5.00%, 03/01/2030	100	109
5.00%, 09/01/2030	100	109
5.00%, 03/01/2031	100	110
5.00%, 09/01/2031	100	110
5.00%, 03/01/2032	75	83
5.00%, 09/01/2032	100	111
5.00%, 03/01/2033	150	167
5.00%, 09/01/2033	75	84
Ohio State University
4.00%, 12/01/2039	7,350	7,515
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,242
Ohio Water Development Authority
5.00%, 06/01/2031	450	520
5.00%, 12/01/2031	600	699
5.00%, 06/01/2032	350	411
5.00%, 12/01/2032	400	473
5.00%, 06/01/2033	350	413
5.00%, 12/01/2033	400	472
5.00%, 06/01/2034	300	354
5.00%, 12/01/2034	425	501
5.00%, 06/01/2035	500	588
5.00%, 12/01/2035	600	703
5.00%, 12/01/2038	1,760	1,925
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	975	913
State of Ohio
2.75%, 01/01/2052(1)	2,215	2,163
3.80%, 11/01/2035(1)	3,885	3,882
4.00%, 01/15/2038	800	804
4.00%, 01/15/2041	655	642
4.00%, 01/15/2050	450	415
5.00%, 08/01/2024	2,500	2,511
5.00%, 02/01/2028	1,295	1,400
5.00%, 03/01/2028	690	748
5.00%, 03/01/2028	860	932
5.00%, 03/15/2028	1,725	1,871
5.00%, 01/01/2030	1,170	1,258
5.00%, 12/15/2030	1,500	1,717
5.00%, 12/15/2031	1,000	1,144
5.00%, 12/15/2032	1,000	1,143
5.00%, 12/15/2033	1,000	1,142
5.00%, 12/15/2034	1,000	1,139
5.00%, 10/01/2035	1,410	1,486
5.00%, 12/31/2035	1,010	1,014
5.00%, 05/01/2036	3,630	3,684
5.00%, 05/01/2037	4,915	5,146
5.00%, 03/01/2040	3,200	3,591
University of Akron
4.00%, 01/01/2027	2,780	2,828
5.00%, 01/01/2037	6,675	6,800
5.00%, 01/01/2038	5,225	5,313
University of Cincinnati
5.00%, 06/01/2028	250	265
5.00%, 06/01/2029	400	425
Warren County Port Authority
4.00%, 12/01/2041	570	530

Total Ohio		228,565

Oklahoma – 0.41%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,507
5.00%, 09/01/2026	1,725	1,794
5.00%, 09/01/2028	1,120	1,160
Cleveland County Educational Facilities Authority
5.00%, 09/01/2025	300	307
5.00%, 09/01/2026	375	388
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,565
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	518
5.00%, 12/01/2025	545	557
5.00%, 12/01/2026	820	852
Grady County School Finance Authority
5.00%, 09/01/2028	375	400
5.00%, 09/01/2030	1,235	1,317
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	2,004
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,065
5.00%, 07/01/2026	2,195	2,262
5.00%, 07/01/2030	1,350	1,432
5.00%, 07/01/2032	2,960	3,138
5.00%, 07/01/2035	3,240	3,426
5.00%, 07/01/2043	1,065	1,095

Oklahoma County Finance Authority
5.00%, 10/01/2030	800	899
5.00%, 10/01/2031	1,600	1,824
5.00%, 10/01/2037	1,000	1,150
5.00%, 10/01/2038	1,000	1,137
5.00%, 10/01/2039	1,150	1,301
5.00%, 10/01/2040	1,500	1,680
Oklahoma County Independent School District No 89 Oklahoma City
1.25%, 07/01/2024	6,520	6,459
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,109
Oklahoma Development Finance Authority
5.00%, 08/01/2026	75	76
5.00%, 08/01/2030	1,010	1,044
Oklahoma Housing Finance Agency
6.50%, 09/01/2054	485	547
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	708
5.00%, 01/01/2026	2,500	2,583
5.00%, 01/01/2027	3,000	3,160
5.00%, 01/01/2028	2,905	3,122
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,183
5.00%, 06/01/2033	1,240	1,309

Total Oklahoma		56,078

Oregon – 0.70%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	312
County of Clackamas OR
1.75%, 06/01/2038	1,215	861
Hillsboro School District No 1J
4.00%, 06/15/2035	750	785
4.00%, 06/15/2037	2,250	2,318
5.00%, 06/15/2028	1,525	1,620
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,251
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow
0.00%, 06/15/2034	7,150	4,684
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,511
5.00%, 06/01/2046	13,475	13,631
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,618
Port of Portland OR Airport Revenue
5.00%, 07/01/2027	1,000	1,051
5.00%, 07/01/2027	2,000	2,101
5.00%, 07/01/2028	2,000	2,137
5.00%, 07/01/2028	2,190	2,340
5.00%, 07/01/2029	750	816
5.00%, 07/01/2031	1,000	1,039
5.00%, 07/01/2032	1,000	1,002
5.00%, 07/01/2032	12,930	14,496
5.00%, 07/01/2033	1,375	1,480
5.00%, 07/01/2033	3,485	3,493
5.00%, 07/01/2035	3,240	3,360
5.00%, 07/01/2036	2,200	2,462
5.00%, 07/01/2038	1,370	1,507
5.00%, 07/01/2045	2,420	2,532
5.25%, 07/01/2039	7,000	7,801
Salem Hospital Facility Authority
4.00%, 05/15/2041	1,500	1,473
State of Oregon
5.00%, 05/01/2043	3,300	3,705
5.00%, 08/01/2043	1,060	1,193
State of Oregon Department of Transportation
5.25%, 11/15/2047	2,705	3,035
State of Oregon Housing & Community Services Department
2.65%, 07/01/2039	980	812
3.50%, 01/01/2051	950	931
4.00%, 07/01/2051	2,535	2,516
Yamhill County Hospital Authority
2.50%, 11/15/2028	1,000	908

Total Oregon		95,781

Pennsylvania – 3.53%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	966
5.00%, 01/01/2033	1,365	1,488
5.00%, 01/01/2033	2,200	2,480
5.25%, 01/01/2038	1,000	1,118
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	315

4.00%, 03/01/2033	300	315
4.00%, 03/01/2035	345	361
4.00%, 03/01/2041	2,615	2,633
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,415
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	810	672
4.00%, 12/01/2041	1,720	1,218
4.25%, 12/01/2050	1,915	1,261
Allentown City School District
5.00%, 02/01/2031	500	536
5.00%, 02/01/2032	470	503
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(3)	1,000	1,021
5.00%, 05/01/2042(3)	5,490	5,489
6.00%, 05/01/2042(3)	450	471
Bucks County Industrial Development Authority
5.00%, 07/01/2033	640	553
5.00%, 07/01/2034	565	487
5.00%, 07/01/2035	435	378
5.00%, 07/01/2036	665	578
5.00%, 07/01/2037	1,410	1,230
5.00%, 07/01/2038	1,460	1,279
5.00%, 07/01/2039	1,510	1,314
Capital Region Water Revenue
5.00%, 07/15/2025	1,000	1,019
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	431
5.00%, 07/15/2028	350	372
5.00%, 07/15/2042	1,250	1,294
Chester County Industrial Development Authority
5.00%, 10/15/2032(3)	1,320	1,336
Chichester School District
4.00%, 09/15/2028	750	779
4.00%, 09/15/2029	900	938
City of Philadelphia PA
5.00%, 08/01/2027	1,500	1,592
5.00%, 08/01/2028	6,000	6,103
5.00%, 02/01/2029	3,175	3,465
5.00%, 08/01/2031	500	560
5.00%, 08/01/2031	8,000	8,512
5.00%, 08/01/2033	2,000	2,113
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,095
5.00%, 07/01/2026	1,155	1,199
5.00%, 07/01/2027	1,520	1,613
5.00%, 07/01/2029	230	247
5.00%, 07/01/2030	1,000	1,044
5.00%, 07/01/2031	2,000	2,087
5.00%, 07/01/2032	3,100	3,235
5.00%, 07/01/2033	1,000	1,043
5.00%, 07/01/2047	1,060	1,075
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,220
5.00%, 11/01/2027	1,540	1,647
5.00%, 11/01/2032	1,000	1,067
City of Reading PA
5.00%, 11/01/2027	2,330	2,472
Coatesville School District
5.00%, 08/01/2025	875	891
5.25%, 11/15/2037	13,465	14,721
Commonwealth Financing Authority
4.00%, 06/01/2039	20,000	20,113
5.00%, 06/01/2027	750	793
5.00%, 06/01/2027	1,500	1,571
5.00%, 06/01/2027	2,165	2,290
5.00%, 06/01/2028	2,555	2,720
5.00%, 06/01/2030	1,750	1,961
Commonwealth of Pennsylvania
3.20%, 03/01/2029	6,335	6,341
3.35%, 03/01/2030	9,430	9,482
3.50%, 03/01/2031	6,250	6,309
4.00%, 02/01/2032	2,380	2,409
5.00%, 01/01/2025	9,000	9,106
5.00%, 07/15/2025	9,095	9,303
5.00%, 09/01/2025	15,000	15,384
5.00%, 01/01/2027	2,095	2,209
5.00%, 08/15/2031	2,675	2,721
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,949
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	210
4.00%, 01/01/2033	545	534
4.00%, 01/01/2033	745	746

Dauphin County General Authority
5.00%, 10/15/2030(3)	2,000	1,838
5.00%, 06/01/2035	1,000	1,032
Delaware County Authority
5.00%, 08/01/2030	1,150	1,172
Delaware River Port Authority
5.00%, 01/01/2037	5,300	5,313
Doylestown Hospital Authority
5.00%, 07/01/2046	690	717
5.00%, 07/01/2046	3,010	2,840
5.00%, 07/01/2049	130	143
5.00%, 07/01/2049	1,180	1,109
Easton Area School District
5.00%, 04/01/2029	1,000	1,034
5.00%, 04/01/2030	2,805	2,898
Geisinger Authority
5.00%, 04/01/2035	3,000	3,292
5.00%, 02/15/2039	1,500	1,546
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,085
5.00%, 06/01/2044	1,085	1,129
Hamburg Area School District
3.00%, 04/01/2035	1,400	1,326
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	791
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,127
Lancaster County Hospital Authority
5.00%, 11/01/2051	2,600	2,681
Lancaster Industrial Development Authority
4.00%, 07/01/2031	150	144
4.00%, 07/01/2037	130	117
Monroeville Finance Authority
5.00%, 05/15/2034	640	737
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2024	410	411
5.00%, 10/01/2028	1,000	985
5.00%, 09/01/2032	1,000	1,078
5.00%, 09/01/2033	305	329
5.00%, 10/01/2036	1,320	1,286
5.00%, 10/01/2040	1,595	1,507
North Allegheny School District
4.00%, 05/01/2036	705	729
Northampton County General Purpose Authority
4.00%, 08/15/2043	17,080	16,947
4.85% (1 Month Term SOFR + 1.04%), 08/15/2048(2)	1,625	1,625
5.00%, 08/15/2036	455	469
Pennsylvania Economic Development Financing Authority
1.75%, 08/01/2038(1)	10,000	9,919
4.00%, 04/15/2037	1,000	1,021
4.04% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(2)	3,085	3,080
4.10%, 08/01/2045(1)	17,000	16,994
5.00%, 04/15/2026	2,500	2,583
5.00%, 04/15/2031	2,095	2,317
5.00%, 05/15/2031	7,175	8,100
5.00%, 05/15/2032	700	804
5.00%, 05/15/2032	850	976
5.00%, 05/15/2033	525	604
5.00%, 05/15/2033	550	633
5.00%, 05/15/2034	700	806
5.00%, 05/15/2034	750	864
5.25%, 06/30/2036	3,000	3,359
5.25%, 07/01/2046	1,535	1,594
5.50%, 06/30/2037	5,450	6,170
5.50%, 06/30/2038	5,450	6,140
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	315	316
5.00%, 06/15/2024	2,690	2,696
5.00%, 06/15/2025	195	199
5.00%, 06/15/2025	1,660	1,693
5.00%, 08/15/2029	1,600	1,693
5.00%, 10/01/2034	1,250	1,275
5.00%, 12/01/2038	1,710	1,718
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	5,505	5,265
3.00%, 10/01/2052	8,300	7,934
3.50%, 04/01/2051	465	458
5.75%, 10/01/2053	7,060	7,481
6.25%, 10/01/2053	11,975	13,096
Pennsylvania State University
5.00%, 09/01/2041	1,080	1,109

Pennsylvania Turnpike Commission
4.00%, 12/01/2038	360	366
4.00%, 12/01/2039	4,000	4,106
5.00%, 06/01/2027	14,000	14,492
5.00%, 06/01/2028	2,085	2,163
5.00%, 12/01/2031	350	403
5.00%, 06/01/2032	2,000	2,111
5.00%, 12/01/2032	350	409
5.00%, 12/01/2032	1,295	1,499
5.00%, 06/01/2033	3,155	3,329
5.00%, 12/01/2033	375	433
5.00%, 12/01/2033	5,250	6,166
5.00%, 12/01/2034	300	348
5.00%, 12/01/2034	1,240	1,324
5.00%, 12/01/2034	2,155	2,526
5.00%, 12/01/2035	500	580
5.00%, 12/01/2035	575	671
5.00%, 12/01/2037	450	506
5.00%, 12/01/2037	550	627
5.00%, 06/01/2039	3,000	3,073
5.00%, 12/01/2039	1,000	1,129
5.00%, 12/01/2039	2,155	2,174
5.00%, 12/01/2040	5,000	5,050
5.00%, 12/01/2041	2,560	2,622
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,105
5.25%, 12/01/2044	3,180	3,361
Pennsylvania Turnpike Commission Registration Fee Revenue
3.64% (SIFMA Municipal Swap Index Yield + 0.85%), 07/15/2041(2)	6,925	6,928
Philadelphia Authority for Industrial Development
5.00%, 05/01/2030	890	903
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,037
5.00%, 08/01/2024	425	427
5.00%, 08/01/2024	500	502
5.00%, 08/01/2025	450	459
5.00%, 08/01/2027	750	794
5.00%, 08/01/2028	625	673
5.00%, 08/01/2029	1,000	1,092
5.00%, 08/01/2031	1,760	1,968
5.00%, 08/01/2032	1,000	1,119
5.00%, 08/01/2033	1,250	1,396
5.00%, 08/01/2034	1,410	1,569
5.00%, 08/01/2035	1,000	1,113
5.00%, 08/01/2036	1,690	1,870
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,875
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000	1,088
Reading School District
5.00%, 03/01/2035	1,100	1,151
5.00%, 03/01/2036	1,250	1,304
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,687
5.00%, 09/01/2029	1,500	1,635
5.00%, 09/01/2030	15	16
5.00%, 09/01/2030	3,985	4,088
5.00%, 09/01/2031	1,000	1,025
5.00%, 09/01/2031	1,200	1,279
5.00%, 09/01/2032	1,200	1,279
5.00%, 09/01/2032	2,200	2,396
5.00%, 09/01/2033	960	1,053
5.00%, 09/01/2033	1,500	1,648
5.00%, 09/01/2043	1,690	1,753
Scranton School District
5.00%, 06/01/2033	530	579
5.00%, 06/01/2035	515	561
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	621
State Public School Building Authority
4.00%, 06/15/2033	685	711
4.00%, 06/15/2034	700	729
5.00%, 06/15/2025	3,000	3,039
5.00%, 06/01/2026	180	183
5.00%, 06/01/2029	665	723
5.00%, 12/01/2032	725	762
5.00%, 12/01/2032	2,335	2,416
5.25%, 09/15/2030	990	1,061
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2038	1,000	1,017
Tulpehocken Area School District
5.25%, 10/01/2041	4,340	4,768
Upper Merion Area School District
5.00%, 01/15/2030	600	620

Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,072
York County School of Technology Authority
5.00%, 02/15/2028	400	402

Total Pennsylvania		484,700

Puerto Rico – 1.56%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	855	846
0.00%, 11/01/2043(1)	41,139	23,779
0.00%, 11/01/2051(1)	22,204	13,045
4.00%, 07/01/2033	13,090	13,040
4.00%, 07/01/2035	4,835	4,740
5.38%, 07/01/2025	1,800	1,836
5.63%, 07/01/2027	17,133	18,218
5.63%, 07/01/2029	1,552	1,698
5.75%, 07/01/2031	11,771	13,260
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2028(3)	2,075	2,172
5.00%, 07/01/2033(3)	4,540	4,892
5.00%, 07/01/2035(3)	5,555	5,859
5.00%, 07/01/2037(3)	2,425	2,542
5.00%, 07/01/2037(3)	3,810	4,016
5.00%, 07/01/2047(3)	9,025	9,179
Puerto Rico Housing Finance Authority
5.00%, 12/01/2024	12,770	12,863
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	228
5.00%, 07/01/2032	250	270
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	939	930
0.00%, 07/01/2024	2,601	2,576
0.00%, 07/01/2027	2,061	1,820
0.00%, 07/01/2033	8,101	5,607
4.33%, 07/01/2040	27,968	27,977
4.55%, 07/01/2040	21,154	21,340
4.75%, 07/01/2053	3,974	3,955
5.00%, 07/01/2058	17,365	17,416

Total Puerto Rico		214,104

Rhode Island – 0.55%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,723
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,211
Rhode Island Health & Educational Building Corp.
4.00%, 09/15/2042	5,000	4,979
5.00%, 09/01/2031	2,215	2,183
5.00%, 05/15/2034	13,705	15,547
5.00%, 05/15/2035	480	539
5.00%, 09/01/2036	100	96
5.00%, 05/15/2037	265	294
5.00%, 05/15/2038	320	350
5.00%, 05/15/2039	700	704
5.00%, 05/15/2040	265	287
5.00%, 05/15/2041	290	312
5.00%, 05/15/2043	285	303
5.00%, 05/15/2044	200	213
5.50%, 05/15/2040	1,205	1,373
5.50%, 05/15/2041	1,570	1,780
5.50%, 05/15/2047	4,130	4,560
Rhode Island Housing & Mortgage Finance Corp.
3.50%, 10/01/2050	730	716
4.00%, 10/01/2049	285	283
5.00%, 10/01/2026	395	410
5.00%, 04/01/2027	215	225
5.00%, 10/01/2027	250	264
5.00%, 10/01/2027	520	550
5.00%, 04/01/2028	480	511
5.00%, 10/01/2028	275	295
5.00%, 10/01/2029	285	310
5.00%, 10/01/2041	4,285	4,577
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,095
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	230
4.13%, 12/01/2043	7,125	6,983
5.00%, 12/01/2024	600	604
5.00%, 12/01/2025	500	509
5.00%, 12/01/2025	1,000	1,016
5.00%, 12/01/2026	750	773
5.00%, 12/01/2026	1,000	1,031
5.00%, 12/01/2027	800	830
5.00%, 12/01/2027	1,000	1,037
5.00%, 12/01/2028	1,150	1,217

5.00%, 12/01/2029	675	726
5.00%, 12/01/2030	1,645	1,775
5.00%, 12/01/2032	1,900	2,074
5.00%, 12/01/2033	1,775	1,945
State of Rhode Island
4.13%, 08/01/2042	5,350	5,458
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,458

Total Rhode Island		75,356

South Carolina – 0.78%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,515
Beaufort County School District
2.00%, 03/01/2034	1,400	1,179
Lexington County Health Services District, Inc.
5.00%, 11/01/2024	780	785
Patriots Energy Group Financing Agency
5.25%, 02/01/2054(1)	33,700	36,517
5.25%, 10/01/2054(1)	9,600	10,279
5.46% (SOFR + 1.90%), 02/01/2054(2)	5,350	5,488
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,134
Richland County School District No 2
3.00%, 03/01/2033	3,000	2,955
South Carolina Jobs-Economic Development Authority
5.00%, 04/01/2031	510	549
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	1,990
5.00%, 07/01/2027	3,120	3,246
5.00%, 07/01/2028	1,100	1,160
South Carolina Public Service Authority
4.00%, 12/01/2037	4,000	4,031
5.00%, 12/01/2031	2,860	3,180
5.00%, 12/01/2032	1,500	1,544
5.00%, 12/01/2032	3,670	4,079
5.00%, 12/01/2035	1,500	1,550
5.25%, 12/01/2038	10,000	11,237
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	520	515
4.00%, 07/01/2050	515	510
5.00%, 10/01/2026(1)	4,000	4,052
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	313
5.00%, 10/01/2035	5,325	5,651

Total South Carolina		107,459

South Dakota – 0.10%
County of Lawrence SD
4.00%, 12/01/2036	730	761
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	356
5.00%, 09/01/2025	880	894
5.00%, 09/01/2026	2,000	2,060
5.00%, 11/01/2029	800	824
5.00%, 11/01/2030	1,000	1,031
5.00%, 07/01/2033(1)	2,630	2,631
South Dakota Housing Development Authority
3.00%, 11/01/2051	975	944
4.00%, 11/01/2047	2,715	2,695
6.25%, 05/01/2055	955	1,043

Total South Dakota		13,239

Tennessee – 1.01%
County of Knox TN
2.80%, 06/01/2031	3,000	2,843
Health Educational & Housing Facility Board of the City of Memphis
5.00%, 07/01/2027(1)	4,220	4,301
5.00%, 07/01/2027(1)	7,157	7,292
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025	1,425	1,442
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027(1)	5,710	5,736
5.00%, 04/01/2024	1,000	1,000
5.00%, 04/01/2027	1,740	1,794
5.00%, 12/01/2027(1)	1,603	1,648
5.00%, 07/01/2032	275	310
5.00%, 07/01/2033	325	370
5.00%, 07/01/2036	500	563
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(1)	4,580	4,570
Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036	6,820	5,155
5.00%, 07/01/2031	1,100	1,123
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.00%, 05/15/2042	2,000	2,073

Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2036	2,000	2,109
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,135
5.00%, 07/01/2031	1,920	2,128
5.00%, 07/01/2036	2,050	2,220
5.25%, 07/01/2032	1,150	1,310
5.25%, 07/01/2033	1,000	1,139
5.25%, 07/01/2034	1,250	1,421
5.25%, 07/01/2035	1,375	1,558
5.50%, 07/01/2036	1,125	1,295
5.50%, 07/01/2037	2,400	2,739
5.50%, 07/01/2038	3,225	3,655
5.50%, 07/01/2039	2,300	2,597
5.50%, 07/01/2040	2,000	2,245
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	485	486
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	574
0.00%, 04/01/2030	750	690
0.00%, 04/01/2031	650	597
Tennergy Corp.
5.00%, 02/01/2050(1)	9,320	9,369
5.50%, 10/01/2053(1)	5,000	5,343
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(1)	8,955	8,985
5.00%, 05/01/2053(1)	4,065	4,197
Tennessee Housing Development Agency
2.60%, 07/01/2039	395	325
2.80%, 07/01/2044	480	369
2.90%, 07/01/2039	875	746
3.00%, 01/01/2052	1,450	1,395
3.75%, 07/01/2052	2,195	2,161
5.00%, 01/01/2053	3,135	3,230
6.25%, 01/01/2054	6,600	7,198
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	25,711

Total Tennessee		138,147

Texas – 11.74%
Alamito Public Facility Corp.
3.50%, 09/01/2025(1)	1,990	1,984
3.50%, 09/01/2025(1)	4,315	4,295
5.00%, 08/01/2044(1)	6,600	6,733
Arlington Higher Education Finance Corp.
4.00%, 08/15/2038	4,410	4,447
4.00%, 08/15/2039	4,925	4,931
4.00%, 08/15/2040	5,130	5,083
4.00%, 08/15/2041	5,400	5,302
4.00%, 08/15/2042	3,000	2,918
5.00%, 08/15/2041	2,000	2,193
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	432
5.00%, 08/01/2028	310	331
5.00%, 08/01/2031	300	321
5.00%, 08/01/2031	580	620
Austin Independent School District
4.00%, 08/01/2032	2,835	3,033
4.00%, 08/01/2033	3,160	3,373
4.00%, 08/01/2034	3,620	3,855
4.00%, 08/01/2035	2,465	2,611
5.00%, 08/01/2039	3,600	4,181
5.00%, 08/01/2040	2,725	3,066
5.00%, 08/01/2041	5,100	5,694
5.00%, 08/01/2042	4,145	4,597
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2025	1,780	1,797
5.00%, 10/01/2026	1,400	1,427
5.00%, 10/01/2028	1,925	1,991
5.00%, 10/01/2030	2,175	2,253
5.00%, 10/01/2033	2,000	2,067
5.00%, 10/01/2034	2,000	2,065
5.00%, 10/01/2036	1,000	1,022
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,656
Bastrop Independent School District
5.00%, 02/15/2041	5,240	5,860
Baytown Area Water Authority
5.00%, 05/01/2024	1,000	1,001
Birdville Independent School District
5.00%, 02/15/2026	725	749
Boerne Independent School District
3.13%, 02/01/2053(1)	2,255	2,236

Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,146
Capital Area Housing Finance Corp.
0.29%, 08/01/2039(1)	2,015	1,978
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	999
4.00%, 01/01/2033	1,000	1,019
4.00%, 01/01/2036	500	514
4.00%, 01/01/2037	620	632
5.00%, 01/01/2025	225	227
5.00%, 01/01/2025	6,460	6,477
5.00%, 01/01/2028	300	308
5.00%, 01/01/2029	750	799
5.00%, 01/01/2031	500	547
5.00%, 01/01/2031	600	655
5.00%, 01/01/2032	500	546
5.00%, 01/01/2034	1,475	1,506
Central Texas Turnpike System
0.00%, 08/15/2025	5,500	5,221
5.00%, 08/15/2039	3,500	3,800
5.00%, 08/15/2042	2,340	2,343
City of Amarillo TX
2.00%, 02/15/2041	1,510	1,073
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,336
4.00%, 04/01/2040	1,450	1,471
City of Arlington TX
5.00%, 08/15/2031	265	280
5.00%, 08/15/2033	290	306
5.00%, 08/15/2035	320	337
City of Austin TX
5.00%, 09/01/2037	2,900	3,301
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,182
5.00%, 11/15/2028	1,000	1,006
City of Austin TX Electric Utility Revenue
5.00%, 11/15/2040	15,550	17,637
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	881
5.00%, 11/15/2034	500	584
5.00%, 11/15/2036	3,000	3,063
5.00%, 11/15/2039	1,575	1,782
5.00%, 11/15/2040	2,820	3,166
5.00%, 11/15/2041	2,500	2,787
City of Bryan TX
2.00%, 08/15/2032	1,000	847
2.25%, 08/15/2035	2,465	2,038
City of Cedar Park TX
1.88%, 02/15/2038	1,625	1,203
City of College Station TX
2.13%, 02/15/2040	2,000	1,433
2.25%, 02/15/2041	1,000	709
City of Crandall TX
3.38%, 09/15/2026(3)	50	48
4.00%, 09/15/2031(3)	100	96
City of Dallas Housing Finance Corp.
5.00%, 09/01/2026(1)	2,310	2,347
City of Dallas TX
5.00%, 02/15/2027	8,125	8,571
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,118
4.00%, 08/15/2030	1,040	1,048
4.00%, 08/15/2032	1,000	1,006
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,331
4.00%, 10/01/2034	13,000	13,068
5.00%, 10/01/2031	800	832
City of Denton TX
2.00%, 02/15/2039	1,340	957
City of El Paso TX
5.00%, 08/15/2025	2,245	2,295
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,948
5.00%, 03/01/2035	1,035	1,163
5.00%, 03/01/2036	2,355	2,632
5.00%, 03/01/2040	1,700	1,893
5.25%, 03/01/2049	7,500	8,272
City of Fort Worth TX
2.00%, 03/01/2040	3,000	2,097
City of Fort Worth TX Water & Sewer System Revenue
5.00%, 02/15/2040	5,950	6,626
City of Frisco TX
2.00%, 02/15/2041	820	564

City of Galveston TX Wharves & Terminal Revenue
5.25%, 08/01/2033	790	869
City of Garland TX
2.00%, 02/15/2040	2,205	1,547
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	736
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	826
5.00%, 08/15/2032	1,250	1,418
5.00%, 08/15/2034	1,300	1,470
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,323
City of Houston TX
5.00%, 03/01/2025	750	760
5.00%, 03/01/2028	1,000	1,053
5.00%, 03/01/2031	2,880	3,154
5.00%, 03/01/2034	3,000	3,481
5.00%, 03/01/2038	535	605
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,189
5.00%, 07/01/2029	1,000	1,059
5.00%, 07/15/2030	4,665	4,681
5.00%, 07/01/2033	1,770	1,953
5.00%, 07/01/2034	2,815	3,103
5.25%, 07/01/2042	2,540	2,789
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	315
4.00%, 11/15/2036	300	312
5.00%, 05/15/2028	410	411
5.00%, 11/15/2033	400	418
5.00%, 11/15/2035	2,650	2,865
5.00%, 11/15/2035	13,770	14,332
5.00%, 11/15/2036	1,000	1,037
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,251
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,037
4.00%, 04/15/2039	2,500	2,522
City of Midland TX
4.00%, 03/01/2044	1,250	1,248
City of Plano TX
5.00%, 09/01/2034	1,950	1,987
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,268
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,097
5.00%, 07/01/2028	1,750	1,852
5.00%, 07/01/2030	1,000	1,077
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440	20,354
1.75%, 02/01/2049(1)	4,000	3,840
2.00%, 02/01/2049(1)	15,940	14,823
5.00%, 02/01/2030	1,000	1,067
5.00%, 02/01/2039	1,700	1,856
5.00%, 02/01/2040	1,465	1,590
5.00%, 02/01/2041	570	616
5.25%, 02/01/2041	20,000	22,598
City of Temple TX
4.00%, 08/01/2033	200	209
4.00%, 08/01/2034	240	250
4.00%, 08/01/2035	215	223
4.00%, 08/01/2039	220	222
4.00%, 08/01/2041	170	169
City of Waco TX
4.00%, 02/01/2039	1,605	1,644
5.00%, 02/01/2025	1,710	1,712
Clear Creek Independent School District
4.00%, 02/15/2032	10,250	10,253
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	356
3.00%, 08/15/2033	260	247
3.00%, 08/15/2034	490	462
3.00%, 08/15/2035	680	632
3.00%, 08/15/2036	330	301
3.00%, 08/15/2037	730	649
3.00%, 08/15/2038	380	331
3.00%, 08/15/2040	935	783
3.00%, 08/15/2041	965	795
4.00%, 08/15/2036	350	362
4.00%, 08/15/2037	500	512
Collin County Community College District
4.00%, 08/15/2038	3,300	3,340
Comal County Water Control & Improvement District No 6
4.00%, 09/01/2045	1,790	1,762
4.00%, 09/01/2048	2,085	2,008
5.25%, 09/01/2030	2,375	2,572

Comal Independent School District
3.00%, 02/01/2040	7,150	6,295
Conroe Independent School District
5.00%, 02/15/2041	3,365	3,796
Conroe Local Government Corp.
5.00%, 10/01/2033	200	226
5.00%, 10/01/2034	200	227
5.00%, 10/01/2035	135	153
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,382
4.00%, 08/15/2036	2,580	2,634
County of Collin TX
4.00%, 02/15/2037	1,105	1,157
County of Denton TX
3.00%, 07/15/2033	5,215	5,134
County of El Paso TX
5.00%, 02/15/2029	1,500	1,598
5.00%, 02/15/2031	1,280	1,325
County of Harris TX
5.00%, 10/01/2027	5,000	5,347
5.00%, 08/15/2031	1,760	2,021
5.00%, 08/15/2032	1,000	1,165
5.00%, 08/15/2041	4,500	4,624
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,414
5.00%, 02/15/2035	765	880
County of Tarrant TX
5.00%, 07/15/2037	945	1,061
5.00%, 07/15/2038	2,500	2,786
Crowley Independent School District
5.00%, 02/01/2040	4,650	5,212
Cypress-Fairbanks Independent School District
2.25%, 02/15/2043	2,000	1,393
3.00%, 02/15/2034	2,420	2,364
4.00%, 02/15/2033	575	602
5.00%, 02/15/2027	470	487
5.00%, 02/15/2038	3,470	3,981
5.00%, 02/15/2039	11,225	12,779
5.00%, 02/15/2040	13,055	14,732
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	555
Dallas College
5.00%, 02/15/2035	3,250	3,320
5.00%, 02/15/2036	4,610	4,704
5.00%, 02/15/2037	2,250	2,292
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	2,018
4.00%, 11/01/2035	3,870	4,019
4.00%, 11/01/2046	3,950	3,812
5.00%, 11/01/2031	2,310	2,616
5.00%, 11/01/2032	1,500	1,751
5.00%, 11/01/2039	2,645	3,018
Dallas Independent School District
2.00%, 02/15/2042	3,900	2,679
4.00%, 02/15/2026	1,000	1,016
5.00%, 02/15/2041	13,295	14,914
Decatur Hospital Authority
5.00%, 09/01/2030	555	622
5.00%, 09/01/2032	1,110	1,262
Denton Independent School District
0.00%, 08/15/2025	500	477
2.00%, 08/01/2044(1)	175	174
2.00%, 08/01/2044(1)	660	656
2.00%, 08/01/2044(1)	845	840
2.00%, 08/01/2044(1)	3,655	3,631
5.00%, 08/15/2040	2,780	3,152
5.00%, 08/15/2041	5,250	5,920
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	931
5.00%, 08/15/2034	1,225	1,422
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,265
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,261
5.00%, 08/15/2029	50	50
Forney Independent School District
5.00%, 08/15/2034	2,540	2,905
5.00%, 08/15/2039	1,200	1,348
5.00%, 08/15/2040	1,200	1,337
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029	2,325	2,559

Fort Bend Independent School District
0.72%, 08/01/2051(1)	8,700	7,994
0.88%, 08/01/2050(1)	2,725	2,621
3.65%, 08/01/2052(1)	7,000	6,984
Fort Worth Independent School District
5.00%, 02/15/2035	1,125	1,317
5.00%, 02/15/2036	560	652
5.00%, 02/15/2047	2,500	2,606
Frisco Independent School District
5.00%, 02/15/2038	1,000	1,140
5.00%, 02/15/2039	5,465	6,190
5.00%, 02/15/2040	2,870	3,225
Galveston Independent School District
5.00%, 02/01/2034	500	558
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,660
5.00%, 08/15/2035	3,745	3,819
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,842
5.00%, 10/01/2033	1,205	1,298
5.00%, 10/01/2034	1,500	1,613
5.00%, 10/01/2037	2,000	2,128
5.00%, 10/01/2052(1)	16,195	17,206
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,448
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,397
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630	1,567
4.40%, 10/01/2041(1)	2,500	2,500
4.40%, 12/01/2059(1)	6,000	6,000
5.00%, 05/15/2029	3,655	3,992
5.00%, 07/01/2049(1)	1,480	1,490
5.00%, 10/01/2051(1)	14,500	16,408
Harris County Flood Control District
4.00%, 10/01/2036	480	496
4.00%, 10/01/2037	4,400	4,515
5.00%, 10/01/2031	3,145	3,582
Harris County Municipal Utility District No 171
5.00%, 12/01/2030	1,620	1,706
Hays Consolidated Independent School District
5.00%, 02/15/2040	6,800	7,577
Hidalgo County Drain District No 1
3.13%, 09/01/2029	1,800	1,737
Housing Synergy PFC
5.00%, 02/01/2027(1)	5,000	5,090
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	848
Humble Independent School District
5.00%, 02/15/2043	10,000	10,358
Irving Hospital Authority
5.00%, 10/15/2035	625	641
Irving Independent School District
5.00%, 02/15/2039	5,100	5,775
Judson Independent School District
4.25%, 02/01/2031	3,780	3,844
Keller Independent School District
4.00%, 08/15/2038	10,000	9,913
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	274
4.00%, 09/01/2035	250	242
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	5,215
Leander Independent School District
5.00%, 08/15/2038	9,955	10,079
Lewisville Independent School District
5.00%, 08/15/2042	15,000	16,932
Lone Star College System
4.00%, 02/15/2038	10,700	10,567
Love Field Airport Modernization Corp.
4.00%, 11/01/2034	5,000	5,133
4.00%, 11/01/2035	5,000	5,104
4.00%, 11/01/2038	1,000	992
5.00%, 11/01/2030	1,080	1,098
5.00%, 11/01/2032	4,330	4,798
5.00%, 11/01/2035	1,000	1,026
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,210
5.00%, 05/15/2026	1,000	1,039
5.00%, 05/15/2030	1,635	1,834
5.00%, 05/15/2031	3,740	3,793
5.00%, 05/15/2032	705	812
5.00%, 05/15/2036	1,425	1,554

5.00%, 05/15/2039	3,250	3,673
5.00%, 05/15/2040	3,275	3,643
5.00%, 05/15/2040	5,250	5,666
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,649
5.00%, 08/15/2038	515	580
Matagorda County Navigation District No 1
2.60%, 11/01/2029	3,605	3,265
4.25%, 05/01/2030	5,500	5,407
Medina Valley Independent School District
5.00%, 02/15/2040	7,385	8,262
Midland Independent School District
4.00%, 02/15/2039	4,000	4,144
4.00%, 02/15/2040	2,450	2,519
5.00%, 02/15/2026	10,000	10,349
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065	1,058
Mission Economic Development Corp.
4.10%, 01/01/2026(1)	15,000	14,992
4.10%, 07/01/2040(1)	9,500	9,492
4.10%, 05/01/2050(1)	5,000	4,997
4.63%, 10/01/2031(3)	955	954
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030	1,335	1,560
Needville Independent School District
5.00%, 08/15/2025	1,175	1,202
New Caney Independent School District
5.00%, 02/15/2040	1,500	1,684
5.00%, 02/15/2041	1,350	1,510
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2024(3)	775	773
4.00%, 08/15/2026(3)	665	657
4.00%, 08/15/2028(3)	1,075	1,055
4.00%, 08/15/2029(3)	1,000	976
4.00%, 08/15/2031(3)	1,210	1,164
4.00%, 08/15/2036(3)	1,545	1,414
4.25%, 10/01/2026	2,000	1,988
5.00%, 08/15/2024	730	733
5.00%, 08/15/2026	200	208
5.00%, 08/15/2027	375	397
5.00%, 08/15/2030	3,500	3,728
5.00%, 12/01/2049	775	705
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	521
North East Independent School District
4.00%, 08/01/2032	13,400	13,468
4.00%, 08/01/2033	10,500	10,549
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,117
5.00%, 06/01/2029	600	639
North Texas Tollway Authority
4.00%, 01/01/2038	1,250	1,281
5.00%, 01/01/2025	860	870
5.00%, 01/01/2027	6,100	6,417
5.00%, 01/01/2030	75	77
5.00%, 01/01/2031	105	108
5.00%, 01/01/2031	500	514
5.00%, 01/01/2031	1,100	1,180
5.00%, 01/01/2032	1,100	1,178
5.00%, 01/01/2033	500	524
5.00%, 01/01/2033	1,250	1,337
5.00%, 01/01/2034	1,400	1,496
5.00%, 01/01/2035	1,500	1,600
5.00%, 01/01/2036	550	563
5.00%, 01/01/2038	1,095	1,105
5.00%, 01/01/2039	4,915	5,022
5.00%, 01/01/2045	10,005	10,054
5.25%, 01/01/2038	5,400	6,173
Northside Independent School District
0.70%, 06/01/2050(1)	24,595	23,792
1.60%, 08/01/2049(1)	14,685	14,528
3.00%, 08/01/2053(1)	18,120	17,846
Northwest Independent School District
5.00%, 02/15/2040	4,315	4,818
5.00%, 02/15/2041	2,700	3,000
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,375
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295	4,246
4.00%, 02/15/2035	8,560	8,585
Pearland Independent School District
5.25%, 02/15/2032	335	347
5.25%, 02/15/2032	1,665	1,725

Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036	2,000	2,120
5.00%, 02/15/2037	1,300	1,374
5.00%, 02/15/2038	1,650	1,678
5.00%, 02/15/2039	2,445	2,483
5.00%, 02/15/2040	2,750	2,791
5.00%, 02/15/2041	5,735	5,815
5.00%, 02/15/2042	2,970	3,009
5.00%, 02/15/2043	1,825	1,848
Permanent University Fund—Texas A&M University System
5.00%, 07/01/2037	6,585	7,488
Permanent University Fund—University of Texas System
5.00%, 07/01/2029	235	244
5.00%, 07/01/2032	5,315	6,243
Plano Independent School District
5.00%, 02/15/2033	2,600	3,042
5.00%, 02/15/2034	2,175	2,542
Port Arthur Independent School District
4.00%, 02/15/2034	550	574
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040	4,150	4,626
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	808
2.00%, 01/01/2027(3)	550	510
2.13%, 01/01/2028(3)	575	520
2.25%, 01/01/2029(3)	820	726
2.50%, 01/01/2030(3)	1,000	875
2.63%, 01/01/2031(3)	800	689
Port of Port Arthur Navigation District
4.80%, 04/01/2040(1)	33,865	33,865
4.85%, 04/01/2040(1)	17,485	17,485
4.85%, 04/01/2040(1)	40,990	40,990
Prosper Independent School District
5.00%, 02/15/2040	10,000	10,071
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	564
5.25%, 02/15/2038	650	723
5.25%, 02/15/2040	1,890	2,083
5.25%, 02/15/2042	1,500	1,639
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,936
5.00%, 08/15/2040	4,330	4,831
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,026
5.00%, 09/15/2026	1,000	1,041
San Antonio Water System
4.00%, 05/15/2039	4,500	4,593
5.00%, 05/15/2032	270	313
5.00%, 05/15/2033	1,500	1,553
5.00%, 05/15/2035	540	621
5.00%, 05/15/2035	4,985	5,072
5.00%, 05/15/2036	590	673
5.00%, 05/15/2036	7,400	7,682
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	421
4.00%, 09/01/2033	425	440
4.00%, 09/01/2034	355	367
4.00%, 09/01/2035	225	231
4.00%, 09/01/2036	700	717
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,971
State of Texas
3.00%, 08/01/2034	1,045	983
4.00%, 08/01/2029	3,345	3,323
4.00%, 08/01/2031	8,850	8,759
5.00%, 08/01/2025	2,035	2,037
5.00%, 08/01/2026	1,000	996
5.00%, 04/01/2027	5,000	5,166
5.00%, 04/01/2033	1,900	1,960
5.00%, 04/01/2035	9,000	9,275
5.00%, 10/01/2036	17,810	18,210
5.00%, 04/01/2039	10,000	10,000
5.00%, 08/01/2040	1,650	1,676
5.50%, 08/01/2032	1,000	1,039
Tarrant County College District
5.00%, 08/15/2038	5,000	5,645
5.00%, 08/15/2039	7,000	7,873
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	1,939
4.00%, 10/01/2042	1,385	1,365
5.00%, 07/01/2026	1,775	1,834
5.00%, 07/01/2037	18,225	19,431
5.00%, 11/15/2037	4,400	4,522

5.00%, 10/01/2038	1,775	1,971
5.00%, 10/01/2039	1,650	1,826
5.00%, 11/15/2040	1,650	1,654
5.00%, 11/15/2052(1)	3,100	3,414
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,753
Texas A&M University
3.00%, 05/15/2028	2,300	2,296
5.00%, 05/15/2035	1,500	1,734
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,572	1,377
3.50%, 03/01/2051	5,035	4,925
3.50%, 07/01/2052	7,380	7,213
4.00%, 03/01/2050	1,125	1,116
6.00%, 03/01/2053	5,885	6,391
6.00%, 03/01/2054	23,960	26,448
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,049
6.25%, 12/15/2026	2,020	2,096
Texas Municipal Gas Acquisition & Supply Corp. II
4.38% (3 Month Term SOFR + 0.86%), 09/15/2027(2)	43,410	43,224
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	4,500	4,657
5.00%, 12/15/2028	15,315	15,969
5.00%, 12/15/2032	4,430	4,765
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054(1)	11,800	13,207
Texas Municipal Power Agency
3.00%, 09/01/2038	2,900	2,591
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,592
4.00%, 12/31/2033	2,040	2,113
4.00%, 06/30/2036	1,175	1,207
5.00%, 06/30/2034	790	852
5.00%, 12/31/2034	995	1,071
5.00%, 12/31/2045	1,020	1,021
5.13%, 06/30/2035	815	881
5.13%, 12/31/2035	785	847
5.25%, 06/30/2036	865	935
5.25%, 12/31/2036	735	793
5.38%, 06/30/2037	475	514
5.38%, 06/30/2039	3,250	3,490
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,471
5.25%, 05/01/2034	1,000	1,121
5.25%, 05/01/2036	750	835
5.25%, 05/01/2038	500	548
Texas State Technical College
5.25%, 08/01/2035	2,750	3,203
5.25%, 08/01/2036	2,675	3,091
Texas State University System
5.00%, 03/15/2029	610	647
5.00%, 03/15/2032	1,325	1,399
Texas Transportation Commission
0.65%, 10/01/2041(1)	15,145	14,064
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	693
0.00%, 08/01/2037	725	401
0.00%, 08/01/2038	800	417
0.00%, 08/01/2039	710	349
0.00%, 08/01/2040	1,500	697
Texas Transportation Commission State Highway Fund
5.00%, 04/01/2025	5,000	5,083
Texas Water Development Board
3.00%, 10/15/2033	1,310	1,255
4.00%, 08/01/2035	2,640	2,802
4.00%, 10/15/2036	8,740	8,952
4.00%, 10/15/2045	5,000	5,012
4.60%, 10/15/2039	5,000	5,477
5.00%, 04/15/2028	1,500	1,627
5.00%, 10/15/2028	2,370	2,598
5.00%, 04/15/2029	2,000	2,211
5.00%, 10/15/2029	4,100	4,579
5.00%, 04/15/2030	2,000	2,257
5.00%, 10/15/2030	3,060	3,483
5.00%, 04/15/2032	1,420	1,584
5.00%, 04/15/2033	1,000	1,172
5.00%, 10/15/2033	3,420	4,017
5.00%, 10/15/2034	1,900	2,226
5.00%, 08/01/2040	950	1,078
5.00%, 08/01/2041	1,000	1,118
5.00%, 10/15/2043	1,040	1,099
5.00%, 10/15/2047	1,425	1,554

Tomball Independent School District
5.00%, 02/15/2041	4,000	4,219
Trinity River Authority
5.00%, 02/01/2039	1,550	1,745
University of Houston
5.00%, 02/15/2030	860	885
University of North Texas System
5.00%, 04/15/2032	210	244
5.00%, 04/15/2033	205	235
5.00%, 04/15/2034	280	320
5.00%, 04/15/2035	295	336
5.00%, 04/15/2036	280	318
5.00%, 04/15/2037	370	416
5.00%, 04/15/2038	425	473
5.00%, 04/15/2039	465	515
Uptown Development Authority
4.00%, 09/01/2032	425	424
5.00%, 09/01/2033	715	731
Viridian Municipal Management District
4.00%, 12/01/2029	520	521
4.00%, 12/01/2031	560	561
4.00%, 12/01/2032	580	581
4.00%, 12/01/2033	605	606
Weatherford Independent School District
5.00%, 02/15/2040	2,550	2,567
Willis Independent School District
2.00%, 02/15/2037	1,755	1,373
Wylie Independent School District
0.00%, 08/15/2037	600	352

Total Texas		1,610,437

Utah – 1.08%
Canyons School District
1.50%, 06/15/2034	3,545	2,758
1.50%, 06/15/2035	2,000	1,500
2.50%, 06/15/2030	1,965	1,860
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,474
City of Salt Lake City UT Airport Revenue
5.25%, 07/01/2036	3,730	4,248
5.25%, 07/01/2037	2,250	2,537
5.25%, 07/01/2038	4,600	5,149
5.25%, 07/01/2039	2,850	3,176
5.25%, 07/01/2041	7,580	8,357
5.25%, 07/01/2042	7,555	8,294
5.25%, 07/01/2043	4,125	4,508
County of Utah UT
5.00%, 05/15/2045	27,500	27,526
5.00%, 05/15/2046	7,500	7,641
5.00%, 05/15/2060(1)	11,820	11,859
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,972
5.00%, 07/01/2029	1,125	1,252
5.00%, 07/01/2030	1,250	1,419
5.00%, 07/01/2037	5,175	5,813
5.00%, 07/01/2041	1,000	1,101
5.00%, 07/01/2041	8,075	8,986
5.00%, 07/01/2042	640	703
5.25%, 07/01/2044	8,285	9,310
Nebo School District
2.00%, 07/01/2032	2,510	2,161
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,013
5.00%, 07/01/2026	1,700	1,751
5.00%, 07/01/2026	3,000	3,090
5.00%, 07/01/2030	1,000	1,059
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,388
4.00%, 10/15/2040	2,130	2,049
Utah Infrastructure Agency
4.00%, 10/15/2029	1,210	1,200
4.00%, 10/15/2031	750	743
4.00%, 10/15/2033	175	172
4.00%, 10/15/2034	1,410	1,382
4.00%, 10/15/2036	500	480
4.00%, 10/15/2041	2,650	2,366
5.00%, 10/15/2027	650	668
5.25%, 10/15/2033	965	1,004
5.25%, 10/15/2035	1,335	1,453
5.25%, 10/15/2039	400	449
5.50%, 10/15/2033	2,865	3,208

Total Utah		148,079

Vermont – 0.05%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,000
5.00%, 10/15/2029	890	893
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,806	1,730
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	807
5.00%, 06/15/2026	100	102
5.00%, 06/15/2026	500	512
5.00%, 06/15/2027	700	714
5.00%, 06/15/2030	450	477
5.00%, 06/15/2031	500	533

Total Vermont		6,768

Virgin Islands – 0.23%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,171
5.00%, 10/01/2027	14,870	15,421
5.00%, 10/01/2028	4,145	4,331
5.00%, 10/01/2030	4,035	4,279
Virgin Islands Public Finance Authority
5.00%, 10/01/2024(3)	1,165	1,162

Total Virgin Islands		31,364

Virginia – 1.67%
Albemarle County Economic Development Authority
5.00%, 06/01/2038	5,570	6,401
Arlington County Industrial Development Authority
5.00%, 01/01/2026	3,710	3,784
5.00%, 07/01/2027	905	957
5.00%, 07/01/2053(1)	6,680	7,319
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	4,957
Chesapeake Economic Development Authority
3.65%, 02/01/2032(1)	1,000	998
Chesapeake Redevelopment & Housing Authority
5.00%, 06/01/2026(1)	5,260	5,311
City of Harrisonburg VA
1.75%, 07/15/2035	595	469
1.75%, 07/15/2036	4,000	3,064
City of Newport News VA Water Revenue
1.63%, 07/15/2034	2,980	2,358
County of Fairfax VA
4.00%, 10/01/2038	2,660	2,793
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,726
Fairfax County Redevelopment & Housing Authority
5.00%, 01/01/2045(1)	1,645	1,712
Farmville Industrial Development Authority
5.00%, 01/01/2033	1,320	1,353
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,673
Isle Wight County Industrial Development Authority
5.25%, 07/01/2043	1,900	2,118
James City County Economic Development Authority
4.00%, 12/01/2029	235	232
4.00%, 12/01/2035	515	491
5.00%, 02/01/2026(1)	4,267	4,287
Louisa Industrial Development Authority
3.65%, 11/01/2035(1)	1,100	1,098
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070	3,049
Salem Economic Development Authority
5.00%, 04/01/2030	710	754
5.00%, 04/01/2031	400	424
5.00%, 04/01/2032	700	740
5.00%, 04/01/2033	350	369
5.00%, 04/01/2034	925	977
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	50
5.00%, 06/15/2030	150	154
5.00%, 06/15/2033	150	154
5.00%, 06/15/2034	500	513
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,256
3.00%, 02/01/2039	1,080	973
4.00%, 02/01/2034	2,610	2,658
4.00%, 09/01/2036	6,500	6,660
4.00%, 09/01/2041	1,690	1,724
5.00%, 02/01/2026	1,000	1,034
5.00%, 02/01/2030	1,500	1,625
5.00%, 02/01/2034	1,000	1,120
5.00%, 02/01/2039	18,215	20,498
5.00%, 02/01/2040	5,750	6,524
5.25%, 02/01/2041	6,400	7,234

Virginia Commonwealth Transportation Board
4.00%, 05/15/2031	1,250	1,272
4.00%, 05/15/2036	7,880	7,879
4.00%, 05/15/2039	6,200	6,200
Virginia Housing Development Authority
3.85%, 01/01/2055(1)	12,000	12,000
3.90%, 07/01/2055(1)	23,000	22,967
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,487
Virginia Public Building Authority
5.00%, 08/01/2029	4,570	4,671
Virginia Public School Authority
5.00%, 08/01/2036	4,220	4,980
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,308
4.00%, 07/01/2033	1,160	1,180
4.00%, 01/01/2034	2,500	2,543
4.00%, 07/01/2034	1,785	1,814
4.00%, 01/01/2048	2,955	2,719
5.00%, 01/01/2026	750	759
5.00%, 01/01/2027	1,000	1,020
5.00%, 01/01/2033	4,000	4,358
5.00%, 07/01/2033	2,325	2,532
5.00%, 01/01/2036	2,500	2,700
5.00%, 07/01/2037	1,355	1,445
5.00%, 01/01/2038	2,000	2,126
5.00%, 07/01/2038	6,250	6,623
5.00%, 12/31/2038	830	885
5.00%, 12/31/2047	1,500	1,551
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	3,907
Wise County Industrial Development Authority
1.20%, 11/01/2040(1)	1,355	1,347
York County Economic Development Authority
3.65%, 05/01/2033(1)	3,650	3,644

Total Virginia		229,508

Washington – 2.91%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,131
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,655
5.00%, 11/01/2035	960	987
5.00%, 11/01/2041	9,760	10,059
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385	3,497
4.00%, 07/01/2035	3,430	3,645
4.00%, 07/01/2041	2,360	2,388
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	698
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	477
County of King WA Sewer Revenue
3.87% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(2)	13,060	12,801
4.00%, 07/01/2041	4,000	3,930
5.00%, 07/01/2036	2,190	2,263
County of Pierce WA
2.60%, 07/01/2036	2,040	1,814
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	695
5.00%, 12/01/2031	925	1,014
Energy Northwest
5.00%, 07/01/2034	6,890	7,793
5.00%, 07/01/2038	1,000	1,016
Franklin County School District No 1 Pasco
5.50%, 12/01/2040	8,125	9,434
King County Housing Authority
3.00%, 06/01/2024	785	784
3.00%, 12/01/2024	800	795
4.00%, 12/01/2026	430	434
4.00%, 06/01/2027	585	592
4.00%, 12/01/2027	400	407
4.00%, 06/01/2028	1,115	1,134
4.00%, 06/01/2029	840	860
4.00%, 06/01/2030	400	411
4.00%, 06/01/2031	650	664
4.00%, 11/01/2031	1,640	1,671
4.00%, 06/01/2032	625	639
4.00%, 11/01/2032	1,705	1,749
4.00%, 06/01/2033	500	507
4.00%, 06/01/2034	525	531
4.00%, 06/01/2035	735	746
5.00%, 11/01/2027	1,000	1,059
5.00%, 11/01/2028	1,430	1,531
5.00%, 11/01/2029	750	816

King County Public Hospital District No 1
5.00%, 12/01/2032	3,900	4,013
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,750
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,723
5.00%, 12/01/2036	3,205	3,442
5.00%, 12/01/2037	1,425	1,527
5.00%, 12/01/2038	865	923
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,828
Port of Seattle WA
5.00%, 07/01/2024	595	595
5.00%, 03/01/2025	440	443
5.00%, 04/01/2030	2,000	2,007
5.00%, 08/01/2030	3,085	3,358
5.00%, 08/01/2031	12,510	13,770
5.00%, 04/01/2033	3,205	3,417
5.00%, 04/01/2034	1,000	1,003
5.00%, 04/01/2036	3,940	4,174
5.00%, 01/01/2037	3,500	3,648
5.00%, 05/01/2037	3,000	3,059
5.00%, 08/01/2038	12,000	12,858
5.00%, 08/01/2039	1,380	1,475
5.00%, 08/01/2041	2,930	3,133
5.50%, 08/01/2047	4,415	4,816
Port of Tacoma WA
5.00%, 12/01/2043	8,000	8,096
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,208
Skagit County Public Hospital District No 1
5.50%, 12/01/2040	500	548
5.50%, 12/01/2043	1,010	1,094
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,229
Snohomish County Public Utility District No 1 Electric System Revenue
5.00%, 12/01/2037	5,530	5,627
5.00%, 12/01/2040	3,500	3,542
Snohomish County School District No 6 Mukilteo
3.00%, 12/01/2037	1,000	901
State of Washington
4.00%, 07/01/2035	1,600	1,709
4.00%, 07/01/2035	3,700	3,952
5.00%, 08/01/2026	9,630	10,055
5.00%, 08/01/2027	235	244
5.00%, 08/01/2027	550	562
5.00%, 08/01/2027	10,025	10,703
5.00%, 08/01/2028	235	244
5.00%, 08/01/2030	235	244
5.00%, 08/01/2030	1,830	1,948
5.00%, 07/01/2032	3,710	3,755
5.00%, 02/01/2034	15,730	15,932
5.00%, 06/01/2034	660	716
5.00%, 02/01/2035	9,500	9,620
5.00%, 08/01/2035	1,855	1,962
5.00%, 07/01/2036	1,505	1,645
5.00%, 08/01/2037	2,500	2,585
5.00%, 08/01/2037	12,685	14,885
5.00%, 08/01/2038	4,535	4,679
5.00%, 02/01/2039	2,135	2,268
5.00%, 06/01/2039	2,000	2,135
5.00%, 08/01/2039	13,350	13,389
5.00%, 08/01/2039	15,000	16,958
5.00%, 08/01/2040	1,980	2,279
5.00%, 02/01/2041	1,585	1,672
5.00%, 06/01/2042	1,000	1,097
5.00%, 07/01/2042	6,750	7,570
5.00%, 08/01/2042	1,810	1,880
5.00%, 02/01/2047	2,650	2,884
5.00%, 08/01/2047	1,500	1,640
Tobacco Settlement Authority
5.00%, 06/01/2024	1,000	1,001
University of Washington
4.00%, 05/01/2048(1)	10,000	10,193
5.00%, 12/01/2036	6,000	6,245
Washington Health Care Facilities Authority
4.00%, 08/15/2041	2,100	2,016
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	362
5.00%, 08/01/2028	1,005	1,081
5.00%, 07/01/2029	115	118
5.00%, 07/01/2030	410	423
5.00%, 08/01/2030	3,500	3,839

5.00%, 08/15/2030	1,000	1,032
5.00%, 08/15/2031	845	871
5.00%, 09/01/2031	185	202
5.00%, 08/15/2032	480	494
5.00%, 09/01/2032	180	197
5.00%, 09/01/2033	225	246
5.00%, 07/01/2034	105	108
5.00%, 09/01/2034	450	493
5.00%, 09/01/2035	365	399
5.00%, 07/01/2042	2,415	2,439
5.00%, 08/01/2049(1)	10,000	10,103
5.00%, 09/01/2050	500	520
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	377
5.00%, 05/01/2028	420	447
5.00%, 05/01/2029	180	195
5.00%, 10/01/2029	565	598
5.00%, 10/01/2029	1,855	1,913
5.00%, 10/01/2033	690	735
5.00%, 10/01/2033	735	755
Washington State Convention Center Public Facilities District
3.00%, 07/01/2043	810	651
4.00%, 07/01/2031	13,860	13,745
Washington State Housing Finance Commission
2.13%, 07/01/2027(3)	1,225	1,130
3.70%, 07/01/2030	5,000	5,035
5.00%, 01/01/2025(3)	375	374
5.00%, 01/01/2026(3)	300	297
5.00%, 12/01/2026	350	365
5.00%, 06/01/2028	500	534
5.00%, 06/01/2029	500	540
5.00%, 06/01/2030	500	546
5.00%, 12/01/2030	500	549
Washington State University
5.00%, 04/01/2029	425	425
5.00%, 04/01/2029	860	860
Yelm Community School District No 2
5.00%, 12/01/2031	1,100	1,210

Total Washington		399,174

West Virginia – 0.18%
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,224
State of West Virginia
5.00%, 12/01/2036	2,910	3,121
5.00%, 06/01/2041	1,330	1,431
West Virginia Economic Development Authority
3.38%, 03/01/2040(1)	4,980	4,957
4.70%, 04/01/2036(1)	2,450	2,500
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620	630
5.00%, 09/01/2039	3,125	3,199
5.13%, 09/01/2042	3,500	3,848
West Virginia Lottery Excess Lottery Revenue
5.00%, 07/01/2032	940	970
West Virginia Parkways Authority
5.00%, 06/01/2037	2,000	2,133

Total West Virginia		25,013

Wisconsin – 1.29%
City of Madison WI
2.00%, 10/01/2025	7,690	7,448
City of Milwaukee WI
5.00%, 04/01/2030	3,000	3,352
County of Marathon WI
2.00%, 02/01/2033	1,005	847
2.00%, 02/01/2033	1,380	1,163
2.00%, 02/01/2034	1,025	849
2.00%, 02/01/2034	1,330	1,102
Hudson School District
2.25%, 03/01/2027	1,185	1,134
Marinette School District
1.75%, 03/01/2035	825	788
1.75%, 03/01/2035	2,055	1,621
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	595
5.00%, 11/15/2032	500	521
Monroe School District
4.00%, 03/01/2041	1,485	1,502
5.00%, 03/01/2037	775	856
5.00%, 03/01/2038	700	766
Public Finance Authority
3.00%, 04/01/2025(3)	5	5
3.00%, 04/01/2025(3)	215	212
3.00%, 12/01/2026(3)	1,000	928

4.00%, 03/01/2025(3)	535	527
4.00%, 06/15/2031(3)	450	423
4.00%, 12/01/2031(3)	450	429
4.00%, 04/01/2032(3)	1,725	1,712
4.00%, 12/01/2041	2,000	1,813
4.00%, 06/15/2042(3)	750	632
4.00%, 06/01/2045	7,495	6,960
4.13%, 05/01/2026(3)	395	387
5.00%, 10/01/2026(3)	590	603
5.00%, 10/01/2027(3)	610	629
5.00%, 12/01/2027	6,400	6,486
5.00%, 05/15/2028(3)	200	200
5.00%, 10/01/2029(3)	155	162
5.00%, 10/01/2034(3)	1,000	1,039
5.00%, 07/01/2035	5,000	5,346
5.00%, 07/01/2036	305	317
5.00%, 01/01/2037	500	526
5.00%, 01/01/2038	350	366
5.00%, 07/01/2038	80	82
5.00%, 03/01/2041	5,640	5,709
5.00%, 10/01/2043(3)	360	342
5.00%, 10/01/2044	1,300	1,347
5.00%, 03/01/2046	6,900	6,952
5.00%, 10/01/2048(3)	380	348
5.00%, 10/01/2053(3)	780	695
5.25%, 07/01/2028	3,160	3,162
5.25%, 05/15/2037(3)	120	120
5.25%, 03/01/2042	2,190	2,274
5.25%, 05/15/2042(3)	60	58
5.25%, 10/01/2043	2,105	2,078
5.25%, 05/15/2047(3)	60	56
5.25%, 10/01/2048	2,105	2,031
5.25%, 05/15/2052(3)	115	105
State of Wisconsin
5.00%, 05/01/2032	450	489
5.00%, 05/01/2033	9,790	10,628
5.00%, 05/01/2034	2,400	2,497
5.00%, 05/01/2035	1,750	2,036
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,409
4.00%, 04/01/2038	2,110	2,134
Wisconsin Center District
0.00%, 12/15/2028	1,025	869
0.00%, 12/15/2030	550	435
0.00%, 12/15/2030	1,045	826
0.00%, 12/15/2032	1,400	1,022
0.00%, 12/15/2033	1,500	1,050

Wisconsin Health & Educational Facilities Authority
2.83%, 11/01/2028	280	258
4.00%, 02/15/2025	270	270
4.00%, 02/15/2026	510	511
4.00%, 02/15/2031	460	461
4.00%, 02/15/2033	550	551
4.00%, 04/01/2039	2,005	1,949
4.00%, 11/15/2043	3,630	3,502
4.20%, 08/15/2028	2,050	2,050
5.00%, 11/01/2024	155	155
5.00%, 04/01/2026	1,000	1,032
5.00%, 02/15/2027	300	305
5.00%, 04/01/2027	1,700	1,787
5.00%, 10/01/2027	580	616
5.00%, 04/01/2028	900	964
5.00%, 10/01/2028	700	758
5.00%, 11/01/2029	760	749
5.00%, 04/01/2030	1,670	1,791
5.00%, 12/15/2033	1,450	1,564
5.00%, 11/15/2035	5,500	5,650
5.00%, 09/01/2036	400	424
5.00%, 08/15/2039	5,395	5,719
5.00%, 10/01/2041	640	684
5.00%, 08/15/2054(1)	830	855
5.00%, 08/15/2054(1)	1,770	1,934
5.00%, 08/15/2054(1)	2,565	2,804
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027(1)	6,060	6,222
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,165	1,121
3.00%, 09/01/2052	1,990	1,915
3.25%, 09/01/2026	4,425	4,395
3.50%, 09/01/2031	8,475	8,348
3.50%, 09/01/2050	1,480	1,449
3.63%, 03/01/2034	3,605	3,595
6.00%, 03/01/2054	2,835	3,114
6.00%, 09/01/2054	4,000	4,352
Wisconsin Housing & Economic Development Authority Housing Revenue
0.50%, 11/01/2050(1)	3,100	3,010
0.61%, 11/01/2042(1)	350	349
0.81%, 11/01/2052(1)	1,350	1,289

Total Wisconsin		177,502

Wyoming – 0.05%
County of Laramie WY
4.00%, 05/01/2026	200	202
4.00%, 05/01/2035	500	514
4.00%, 05/01/2038	1,365	1,371
Wyoming Community Development Authority
3.00%, 06/01/2049	5,615	5,433

Total Wyoming		7,520

Total Municipal Bonds (Cost: $13,495,746)		13,433,719

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.47%
Money Market Funds – 2.47%
Fidelity Institutional Money Market Government Fund—Class I, 5.25%(6)	338,031	338,031

Total Money Market Funds (Cost: $338,031)		338,031

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(7)
ANZ, London, 4.83% due 03/29/2024	$183	183

Total Time Deposits (Cost: $183)		183

Total Short-Term Investments (Cost: $338,214)		338,214

TOTAL INVESTMENTS IN SECURITIES – 100.38%
(Cost: $13,833,960)		13,771,933

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.38)%		(51,571)

TOTAL NET ASSETS – 100.00%		$13,720,362

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2024.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2024.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $309,980, which represents 2.26% of total net assets.

(4)	Security in default as of March 31, 2024. The value of these securities totals $1,359, which represents 0.01% of total net assets.
(5)	Non-income producing security.
(6)	Represents annualized seven-day yield as of the close of the reporting period.
(7)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

MUNICIPAL BONDS	Percentages of Net Assets
Education	6.56%
General Obligation	21.75
General Revenue	28.05
Healthcare	9.25
Housing	6.31
Transportation	15.87
Utilities	10.12

Total Municipal Bonds	97.91

SHORT-TERM INVESTMENTS	2.47

TOTAL INVESTMENTS IN SECURITIES	100.38
LIABILITIES IN EXCESS OF OTHER ASSETS	-0.38

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.40%
Alabama – 1.95%
Black Belt Energy Gas District
4.00%, 06/01/2051(1)	$2,500	$2,520
4.00%, 10/01/2052(1)	1,075	1,081
4.00%, 10/01/2052(1)	3,380	3,396
4.00%, 04/01/2053(1)	500	502
5.25%, 12/01/2053(1)	3,775	4,074
5.25%, 01/01/2054(1)	4,160	4,461
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2026	1,050	1,091
5.25%, 10/01/2040	750	836
5.25%, 10/01/2043	2,095	2,297
5.25%, 10/01/2045	100	109
5.25%, 10/01/2049	490	526
5.50%, 10/01/2053	2,450	2,666
Energy Southeast A Cooperative District
5.50%, 11/01/2053(1)	6,665	7,217
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,400
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028(2)(3)	250	143
5.50%, 01/01/2043(2)(3)	195	111
6.88%, 01/01/2043(2)(3)	135	77
7.50%, 01/01/2047(2)(3)	245	140
Phenix City Industrial Development Board
4.13%, 05/15/2035	750	746
Southeast Alabama Gas Supply District
4.00%, 06/01/2049(1)	1,000	1,000
5.00%, 06/01/2049(1)	400	429
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(1)	325	324
4.00%, 12/01/2051(1)	5,815	5,778
5.50%, 01/01/2053(1)	2,000	2,135
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(4)	4,071	4,090
5.25%, 05/01/2044(4)	7,160	7,219

Total Alabama		55,368

Alaska – 0.10%
Alaska Housing Finance Corp.
6.00%, 06/01/2054	105	114
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	1,415	1,431
Northern Tobacco Securitization Corp.
0.00%, 06/01/2066	2,275	303
4.00%, 06/01/2050	1,050	1,062

Total Alaska		2,910

Arizona – 2.05%
Arizona Health Facilities Authority
5.54% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037(5)	980	926
Arizona Industrial Development Authority
0.00%, 05/20/2033(1)	1,534	67
3.63%, 05/20/2033	1,518	1,431
4.00%, 07/15/2030(4)	250	244
4.00%, 11/01/2037	100	101
4.00%, 07/15/2040(4)	990	866
4.00%, 07/15/2041(4)	265	225
4.00%, 12/15/2041(4)	600	512
4.00%, 07/15/2050(4)	1,610	1,286
4.00%, 07/01/2051	1,825	1,568
4.00%, 07/15/2051(4)	500	388
4.00%, 12/15/2051(4)	1,025	793
4.00%, 07/15/2056(4)	475	358
4.22%, 02/01/2048(1)	1,000	1,000
4.50%, 07/15/2029(4)	3,250	3,075
5.00%, 07/01/2032	425	456
5.00%, 07/15/2039	190	191
5.00%, 07/15/2040(4)	505	503
5.00%, 07/15/2040(4)	1,300	1,301
5.00%, 07/01/2047(4)	225	217
5.00%, 07/01/2049(4)	100	93
5.00%, 07/01/2049(4)	945	853
5.00%, 07/15/2049	1,080	1,029
5.00%, 07/15/2050(4)	2,365	2,244
5.00%, 07/01/2051(4)	255	243
5.00%, 07/01/2054(4)	500	468
5.00%, 07/01/2054(4)	1,000	913
5.25%, 07/01/2037(4)	205	206
5.38%, 07/01/2050(4)	510	511
5.50%, 07/01/2038(4)	945	958
5.50%, 07/01/2052(4)	885	851
5.75%, 07/15/2048(4)	250	252
Chandler Industrial Development Authority
5.00%, 09/01/2052(1)	1,900	1,958
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,916
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	293

5.00%, 07/01/2033	435	437
5.00%, 07/01/2038	750	734
5.00%, 07/01/2048	915	825
Industrial Development Authority of the City of Phoenix Arizona
4.10%, 12/01/2035(1)	950	950
5.00%, 07/01/2030	700	725
5.00%, 07/01/2035(4)	375	378
5.00%, 07/01/2037	4,750	4,848
5.00%, 07/01/2044	85	85
5.00%, 07/01/2045(4)	150	147
5.00%, 07/01/2045(4)	290	286
5.00%, 07/01/2049	565	557
5.00%, 07/01/2059	145	140
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041(4)	2,380	2,046
4.00%, 06/15/2051(4)	1,215	955
4.00%, 06/15/2057(4)	1,245	941
7.00%, 11/15/2057(4)	250	268
Maricopa County Industrial Development Authority
4.00%, 07/01/2029(4)	295	292
4.00%, 10/15/2047(4)	3,730	3,356
4.00%, 07/01/2050	100	89
4.00%, 07/01/2056(4)	1,350	1,063
5.00%, 07/01/2054(4)	250	239
Maricopa County Pollution Control Corp.
3.60%, 02/01/2040	250	222
4.50%, 08/01/2042	220	213
Salt Verde Financial Corp.
5.00%, 12/01/2032	1,730	1,846
5.00%, 12/01/2037	5,545	6,032
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	1,070
4.00%, 12/01/2046	170	139
5.00%, 12/01/2050	500	463
5.00%, 12/01/2054	750	683

Total Arizona		58,325

Arkansas – 0.83%
Arkansas Development Finance Authority
4.50%, 09/01/2049(4)	5,640	5,563
4.75%, 09/01/2049(4)	2,840	2,840
5.45%, 09/01/2052	4,305	4,393
5.70%, 05/01/2053	500	519
6.88%, 07/01/2048(4)	2,500	2,730
7.38%, 07/01/2048(4)	2,500	2,745
City of Osceola AR
5.50%, 04/01/2036(1)	4,850	4,849

Total Arkansas		23,639

California – 9.37%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,554
5.00%, 10/01/2037	2,000	2,041
California Community Choice Financing Authority
4.00%, 02/01/2052(1)	250	251
5.00%, 07/01/2053(1)	3,030	3,202
5.00%, 12/01/2053(1)	5,995	6,332
5.00%, 05/01/2054(1)	500	538
5.25%, 11/01/2054(1)	450	484
5.50%, 10/01/2054(1)	3,475	3,831
California Community Housing Agency
3.00%, 08/01/2056(4)	200	143
4.00%, 08/01/2047(4)	1,600	1,314
4.00%, 08/01/2050(4)	3,350	2,636
4.00%, 02/01/2056(4)	5,290	4,123
4.00%, 02/01/2056(4)	8,825	5,943
5.00%, 08/01/2049(4)	7,040	6,747
California Educational Facilities Authority
5.00%, 05/01/2045	1,000	1,215
5.25%, 10/01/2044	500	527
5.50%, 10/01/2053	100	105
California Health Facilities Financing Authority
3.00%, 08/15/2051	635	507
5.25%, 11/15/2058	255	269
California Housing Finance Agency
3.25%, 08/20/2036	3,012	2,777
3.50%, 11/20/2035	812	761
4.00%, 03/20/2033	2,791	2,761
4.25%, 01/15/2035	1,418	1,418
4.38%, 09/20/2036	994	978
California Infrastructure & Economic Development Bank
4.00%, 10/01/2041	2,235	2,340
5.00%, 11/01/2047	155	165
5.00%, 01/01/2056(4)	510	427
5.00%, 11/01/2057	1,380	1,448
California Municipal Finance Authority
2.75%, 11/15/2027	125	125
3.00%, 10/01/2049	100	78
3.88%, 03/01/2054(1)	150	150
4.00%, 11/15/2027	200	198
4.00%, 07/15/2029	2,000	1,983
4.00%, 08/15/2037	1,560	1,562
4.00%, 09/01/2041	550	516
4.00%, 08/15/2042	1,635	1,558
4.00%, 12/31/2047	1,270	1,120
4.00%, 03/01/2050	250	192
4.00%, 02/01/2051	1,815	1,611
4.00%, 11/15/2056	750	588

4.38%, 09/01/2053(1)	100	104
5.00%, 07/01/2032	1,055	1,096
5.00%, 05/15/2033	1,870	2,017
5.00%, 05/15/2036	2,680	2,835
5.00%, 10/01/2039(4)	1,115	1,114
5.00%, 11/01/2039(4)	195	195
5.00%, 12/31/2043	18,430	18,256
5.00%, 06/01/2046	150	148
5.00%, 11/01/2046(4)	1,500	1,478
5.00%, 06/01/2048	1,000	987
5.00%, 05/15/2049	1,205	1,238
5.00%, 10/01/2049(4)	515	489
5.00%, 05/15/2052	170	174
5.00%, 10/01/2057(4)	1,000	922
5.25%, 11/01/2052	2,165	2,415
5.25%, 06/01/2053	2,655	2,844
California Pollution Control Financing Authority
4.00%, 11/01/2042(1)(4)	450	450
4.00%, 11/01/2042(1)(4)	1,890	1,889
4.13%, 07/01/2043(1)(4)	670	669
5.00%, 07/01/2037(4)	5,000	5,006
California Public Finance Authority
2.13%, 11/15/2027(4)	80	80
2.38%, 11/15/2028(4)	600	586
3.13%, 05/15/2029(4)	110	107
4.00%, 10/15/2024	385	384
5.00%, 11/15/2036(4)	250	235
5.00%, 11/15/2046(4)	225	203
5.00%, 10/15/2047	3,075	3,076
5.00%, 11/15/2051(4)	100	87
5.00%, 11/15/2056(4)	100	86
California School Finance Authority
4.00%, 06/01/2061(4)	1,000	694
5.00%, 06/01/2029(4)	250	252
5.00%, 06/01/2030(4)	310	319
5.00%, 07/01/2037(4)	215	221
5.00%, 10/01/2042(4)	500	502
5.00%, 07/01/2047(4)	500	473
5.00%, 07/01/2047(4)	500	503
5.00%, 07/01/2052(4)	1,340	1,244
California Statewide Communities Development Authority
3.00%, 04/01/2051	45	34
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2029	335	343
4.00%, 09/02/2030	20	20
4.00%, 09/02/2031	15	15
4.00%, 09/02/2031	75	73
4.00%, 04/01/2038	2,400	2,421
4.00%, 09/02/2041	110	99
4.00%, 09/02/2041	110	103
4.00%, 09/02/2041	135	120
4.00%, 09/02/2051	1,070	876
4.00%, 09/02/2051	1,315	1,081
4.00%, 09/02/2051	1,340	1,170
5.00%, 12/01/2027(4)	205	209
5.00%, 11/01/2032(4)	1,135	1,164
5.00%, 09/02/2034	75	81
5.00%, 01/01/2038	750	776
5.00%, 09/02/2039	70	74
5.00%, 09/02/2039	745	774
5.00%, 05/15/2040	400	403
5.00%, 11/01/2041(4)	1,375	1,379
5.00%, 09/02/2042	1,595	1,622
5.00%, 01/01/2043	1,000	1,018
5.00%, 09/02/2044	700	718
5.00%, 09/02/2044	1,000	1,056
5.00%, 09/02/2044	1,350	1,401
5.00%, 12/01/2046(4)	270	272
5.00%, 01/01/2048	2,840	2,868
5.00%, 09/02/2049	35	37
5.00%, 09/02/2049	700	712
5.00%, 09/02/2052	2,320	2,292
5.25%, 12/01/2044	585	588
5.25%, 12/01/2048(4)	800	817
5.25%, 12/01/2056(4)	12,195	12,327
5.38%, 11/01/2049(4)	340	304
5.50%, 12/01/2054	4,400	4,424
5.50%, 12/01/2058(4)	7,575	7,782
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041(4)	1,500	1,356
4.00%, 09/01/2051(4)	340	284
5.75%, 09/01/2053(4)	95	98
5.75%, 09/01/2053(4)	1,550	1,591
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,917
5.00%, 05/15/2051	1,000	1,047
5.50%, 05/15/2047	2,725	2,974
City of Palm Desert CA
4.00%, 09/01/2041	375	347

City of Rancho Cordova CA
5.00%, 09/01/2049	700	700
City of Vernon CA Electric System Revenue
5.00%, 10/01/2025	500	506
CMFA Special Finance Agency
4.00%, 08/01/2045(4)	1,215	1,019
CMFA Special Finance Agency VII
4.00%, 08/01/2047(4)	3,135	2,575
CMFA Special Finance Agency XII
3.25%, 02/01/2057(4)	1,000	740
4.38%, 08/01/2049(4)	1,015	839
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052	150	152
CSCDA Community Improvement Authority
2.88%, 08/01/2041(4)	100	90
3.00%, 07/01/2045(4)	1,500	1,154
3.00%, 06/01/2048(4)	100	70
3.10%, 07/01/2045(4)	250	210
3.13%, 07/01/2056(4)	6,600	4,445
3.13%, 08/01/2056(4)	1,530	1,119
3.38%, 07/01/2043(4)	300	247
4.00%, 07/01/2056(4)	1,500	1,156
4.00%, 07/01/2056(4)	5,737	4,258
4.00%, 08/01/2056(4)	3,070	2,633
4.00%, 09/01/2056(4)	1,015	745
4.00%, 10/01/2056(4)	6,210	4,846
4.00%, 12/01/2056(4)	4,000	2,973
4.00%, 04/01/2057(4)	100	72
5.00%, 07/01/2051(4)	165	159
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	8,300	7,981
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035(1)(4)	4,993	307
2.75%, 11/25/2035(4)	247	216
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	60,925	6,881
5.00%, 06/01/2024	1,000	1,002
5.00%, 06/01/2051	290	304
Hayward Unified School District
4.00%, 08/01/2050	1,380	1,364
Irvine Unified School District
5.00%, 03/01/2057	795	808
Lodi Unified School District
3.00%, 08/01/2046	500	412
Los Angeles Department of Water & Power
4.32%, 07/01/2035(1)	5,000	5,000
Northern California Gas Authority No 1
4.47% (3 Month Term SOFR + 0.72%), 07/01/2027(5)	330	328
Orange County Community Facilities District
5.00%, 08/15/2037	250	265
5.00%, 08/15/2038	260	272
5.25%, 08/15/2045	975	986
Regents of the University of California Medical Center Pooled Revenue
4.35%, 05/15/2045(1)	200	200
5.00%, 05/15/2047	9,325	10,226
River Islands Public Financing Authority
4.00%, 09/01/2041	485	454
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	527
Riverside County Transportation Commission
3.00%, 06/01/2049	250	196
4.00%, 06/01/2046	5,250	5,105
San Diego County Regional Airport Authority
4.00%, 07/01/2046	1,000	964
4.00%, 07/01/2056	250	242
5.00%, 07/01/2048	100	106
San Francisco City & County Public Utilities Commission Power Revenue
5.00%, 11/01/2053	1,000	1,108
State of California
3.00%, 11/01/2040	500	452
5.00%, 09/01/2043	1,000	1,126
5.00%, 09/01/2048	550	611
5.00%, 09/01/2052	1,000	1,090
5.25%, 10/01/2050	2,650	2,985
5.50%, 12/01/2052	1,520	1,668
Stockton Unified School District
5.00%, 08/01/2034	1,480	1,791
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	265
5.00%, 10/01/2034	250	265
5.00%, 10/01/2035	240	254
5.00%, 10/01/2038	600	620
West Sacramento Financing Authority
5.00%, 09/01/2034	135	154

Total California		266,398

Colorado – 4.43%
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,715	2,309
Amber Creek Metropolitan District
5.00%, 12/01/2037	714	661
5.13%, 12/01/2047	1,550	1,374
Arista Metropolitan District
8.25%, 12/15/2039	500	517
Arkansas River Power Authority
5.00%, 10/01/2033	500	518
5.00%, 10/01/2043	225	228

Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	489
5.00%, 12/01/2050	1,000	925
Baseline Metropolitan District No 1
5.00%, 12/01/2051	500	460
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	3,490	3,481
Board of Water Commissioners City & County of Denver
5.00%, 12/15/2052	1,665	1,808
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	526
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	479
5.00%, 12/01/2050	2,785	2,467
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040(4)	2,255	2,179
5.00%, 12/01/2049(4)	730	687
Buffalo Highlands Metropolitan District
5.25%, 12/01/2038	500	497
Canyons Metropolitan District No 5
6.00%, 12/01/2037	600	601
Chambers Highpoint Metropolitan District No 2
5.00%, 12/01/2041	1,030	905
City & County of Denver CO
5.00%, 10/01/2032	4,175	4,175
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048	340	348
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	328
Clear Creek Transit Metropolitan District No 2
5.00%, 12/01/2050	1,570	1,324
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030	500	474
5.00%, 12/01/2050	500	455
Colorado Health Facilities Authority
3.00%, 09/01/2024	235	234
4.00%, 05/15/2031	40	39
4.00%, 05/15/2032	50	49
4.00%, 05/15/2033	55	54
4.00%, 05/15/2034	55	53
4.00%, 05/15/2035	55	53
4.00%, 05/15/2036	60	57
4.00%, 11/01/2039	3,775	3,720
4.00%, 12/01/2040	250	230
4.00%, 05/15/2041	100	90
4.00%, 05/15/2048	150	125
4.00%, 08/01/2049	375	349
4.00%, 09/01/2050	375	360
5.25%, 05/15/2028	500	513
5.75%, 12/01/2035(4)	100	75
6.13%, 12/01/2045(4)	875	600
6.25%, 12/01/2050(4)	485	328
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,339
5.00%, 12/31/2051	5,000	5,012
5.00%, 12/31/2056	5,760	5,771
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,092
Copper Ridge Metropolitan District
5.00%, 12/01/2039	500	479
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	1,275	1,250
5.00%, 12/01/2049	1,500	1,404
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	501
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	865
Crowfoot Valley Ranch Metropolitan District No 2
5.75%, 12/01/2048	1,500	1,495
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,056
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,339	1,344
5.63%, 12/01/2048	2,130	2,102
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,759
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	605
Denver Urban Renewal Authority
5.25%, 12/01/2039(4)	1,000	1,012
DIATC Metropolitan District
3.25%, 12/01/2029(4)	590	547
5.00%, 12/01/2039(4)	500	495
E-470 Public Highway Authority
5.00%, 09/01/2040	4,975	4,992
First Creek Village Metropolitan District
5.00%, 12/01/2039	595	595
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	500	455
Great Western Metropolitan District
4.75%, 12/01/2050	625	561
Highlands Metropolitan District No 1
4.00%, 12/01/2031	500	451
5.00%, 12/01/2041	550	495
Hogback Metropolitan District
5.00%, 12/01/2041	725	669
5.00%, 12/01/2051	1,050	923

Jefferson Center Metropolitan District No 1
5.75%, 12/15/2050	665	667
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	689
5.00%, 12/01/2049	1,750	1,634
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041	500	457
North Holly Metropolitan District
5.50%, 12/01/2048	1,510	1,505
North Range Metropolitan District No 2
5.75%, 12/01/2047	1,000	1,002
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	2,338	2,301
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051	500	438
Park Creek Metropolitan District
5.00%, 12/01/2027	50	51
5.00%, 12/01/2045	3,100	3,093
Peak Metropolitan District No 1
5.00%, 12/01/2041(4)	1,000	915
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	416
4.00%, 12/01/2051	650	505
Public Authority for Colorado Energy
6.25%, 11/15/2028	410	435
6.50%, 11/15/2038	790	977
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(4)	250	223
4.75%, 12/01/2045(4)	2,390	1,616
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	669
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	750	646
4.00%, 12/01/2051	2,725	2,022
Regional Transportation District
4.00%, 07/15/2038	1,150	1,160
Ridgeline Vista Metropolitan District
5.25%, 12/01/2060	1,000	831
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,668
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031(4)	500	446
Southglenn Metropolitan District
5.00%, 12/01/2046	623	581
Southlands Metropolitan District No 1
5.00%, 12/01/2047	1,000	973
State of Colorado
6.00%, 12/15/2039	1,200	1,453
6.00%, 12/15/2040	5,165	6,218
6.00%, 12/15/2041	6,125	7,341
STC Metropolitan District No 2
4.00%, 12/01/2029	1,305	1,243
5.00%, 12/01/2038	565	534
5.00%, 12/01/2049	500	458
Talon Pointe Metropolitan District
5.25%, 12/01/2051	1,000	766
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2049	500	461
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	390
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044	500	482
Waterview II Metropolitan District
4.50%, 12/01/2031	525	490
Weld County School District No 6 Greeley
4.00%, 12/01/2045	1,000	986
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	585
5.00%, 12/01/2049	1,500	1,393
Windler Public Improvement Authority
4.13%, 12/01/2051	2,500	1,827

Total Colorado		125,960

Connecticut – 0.80%
Connecticut Housing Finance Authority
6.00%, 11/15/2054	35	38
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2030	400	388
4.00%, 07/01/2044	1,110	884
4.00%, 07/01/2045	250	245
4.00%, 07/01/2049	3,730	2,816
4.00%, 07/01/2051	250	191
5.00%, 07/01/2031	1,080	1,088
5.00%, 07/01/2032	280	282
5.00%, 07/01/2033	175	176
5.00%, 07/01/2034	125	126
5.00%, 07/01/2043	2,445	2,363
5.00%, 09/01/2046(4)	250	218
5.00%, 09/01/2053(4)	110	91
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039(4)	500	502
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031	1,985	442
Mohegan Tribe of Indians of Connecticut
6.25%, 02/01/2030(4)	1,000	1,018
6.75%, 02/01/2045(4)	530	530

State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260	3,424
5.00%, 01/01/2038	3,000	3,180
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036(4)	605	540
4.00%, 04/01/2041(4)	235	199
4.00%, 04/01/2051(4)	1,065	816
Town of Hamden CT
5.00%, 01/01/2040	2,485	2,375
5.00%, 01/01/2050	820	726

Total Connecticut		22,658

Delaware – 0.83%
County of Kent DE
5.00%, 07/01/2032	20	21
5.00%, 07/01/2040	2,195	2,220
5.00%, 07/01/2048	2,505	2,511
5.00%, 07/01/2053	295	295
5.00%, 07/01/2058	250	247
County of Sussex DE
5.00%, 01/01/2036	2,645	2,614
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	197
4.00%, 09/01/2041	550	517
4.00%, 06/01/2042	1,000	824
4.00%, 06/01/2052	110	83
4.00%, 06/01/2057	105	77
5.00%, 09/01/2036	1,225	1,259
5.00%, 08/01/2039	715	721
5.00%, 09/01/2040	340	353
5.00%, 09/01/2046	700	707
5.00%, 11/15/2048	2,000	2,046
5.00%, 08/01/2049	900	873
5.00%, 09/01/2050	370	376
5.00%, 08/01/2054	835	796
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,455	1,475
5.00%, 06/01/2043	1,420	1,424
5.00%, 06/01/2048	675	672
5.00%, 06/01/2050	3,165	3,130

Total Delaware		23,438

District of Columbia – 1.33%
District of Columbia
0.00%, 06/01/2046(4)	1,440	990
5.00%, 06/01/2036	205	207
5.00%, 07/01/2037	245	246
5.00%, 06/01/2041	580	573
5.00%, 07/01/2042	2,410	2,337
5.00%, 06/01/2046	3,665	3,526
5.00%, 07/01/2052	2,085	1,897
5.13%, 01/01/2035	105	95
5.25%, 01/01/2039	70	62
5.63%, 06/01/2044	2,205	2,248
5.75%, 06/01/2054	1,000	1,009
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	766
0.00%, 06/15/2046	16,530	4,003
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2042	4,000	4,112
5.00%, 10/01/2043	6,410	6,620
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,937
0.00%, 10/01/2037	1,870	1,096
0.00%, 10/01/2038	680	361
0.00%, 10/01/2039	135	68
0.00%, 10/01/2040	340	160
4.00%, 10/01/2053	1,000	939
5.00%, 10/01/2044	1,500	1,569
6.50%, 10/01/2044	950	1,050

Total District of Columbia		37,871

Florida – 4.92%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,641
5.00%, 12/01/2036	1,000	1,007
5.00%, 12/01/2044	3,160	3,166
6.00%, 11/15/2034	50	38
6.25%, 11/15/2044	400	275
6.38%, 11/15/2049	940	634
Avenir Community Development District
5.38%, 05/01/2043	200	202
5.63%, 05/01/2054	2,095	2,133
Boggy Creek Improvement District
5.13%, 05/01/2043	605	605
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335	1,335
Capital Projects Finance Authority
5.00%, 10/01/2034	585	603
5.00%, 10/01/2035	500	512
Capital Trust Agency, Inc.
4.00%, 06/15/2025(4)	250	247
4.00%, 06/15/2031(4)	800	738
4.00%, 06/15/2041(4)	155	130
4.00%, 06/15/2051(4)	235	177
5.00%, 10/15/2037(4)	160	160
5.00%, 07/01/2049(4)	265	247
5.00%, 07/01/2056(4)	200	183
5.25%, 12/01/2058(4)	3,270	3,182

Capital Trust Authority
6.25%, 06/15/2053(4)	200	207
6.38%, 06/15/2058(4)	210	217
6.50%, 12/15/2058(4)	370	377
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031	715	663
3.38%, 05/01/2041	90	75
4.00%, 05/01/2053	2,445	2,001
4.75%, 05/01/2024	15	15
5.00%, 05/01/2032	695	708
5.13%, 05/01/2045	65	65
City of Atlantic Beach FL
5.00%, 11/15/2043	250	251
5.00%, 11/15/2048	500	493
City of Cape Coral FL Water & Sewer Revenue
2.75%, 09/01/2025	1,280	1,255
City of Jacksonville FL
5.00%, 06/01/2053(4)	2,265	2,071
City of Pompano Beach FL
3.50%, 09/01/2030	1,000	953
3.50%, 09/01/2035	1,075	967
4.00%, 09/01/2036	500	466
4.00%, 09/01/2040	100	88
4.00%, 09/01/2041	250	216
City of Tampa FL
0.00%, 09/01/2036	800	483
0.00%, 09/01/2037	800	456
5.00%, 04/01/2040	1,115	1,126
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,500
5.00%, 10/01/2034	3,000	3,014
5.00%, 10/01/2034	6,070	6,097
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048	2,085	2,041
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,295	3,272
Double Branch Community Development District
4.00%, 05/01/2025	15	15
Everest GMR Community Development District
6.20%, 05/01/2054	3,515	3,597
Florida Development Finance Corp.
3.00%, 06/01/2032	4,080	3,427
4.00%, 06/01/2036(4)	500	415
4.00%, 07/01/2051(4)	1,000	856
4.00%, 02/01/2052	255	196
4.00%, 06/01/2055(4)	250	159
5.00%, 06/15/2028	180	186
5.00%, 06/15/2028	310	320
5.00%, 06/15/2029	235	243
5.00%, 06/15/2030	245	253
5.00%, 06/15/2030	375	388
5.00%, 02/15/2031	530	539
5.00%, 06/15/2031	260	269
5.00%, 06/15/2035	145	149
5.00%, 02/01/2038	250	251
5.00%, 02/15/2038	600	603
5.00%, 09/15/2040(4)	500	470
5.00%, 06/15/2042	400	404
5.00%, 06/15/2047	150	150
5.00%, 02/15/2048	1,600	1,543
5.00%, 06/15/2050	200	200
5.00%, 02/01/2052	2,955	2,695
5.00%, 06/15/2052	250	249
5.25%, 08/01/2049	150	159
6.13%, 07/01/2032(1)(4)	6,500	6,632
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033(4)	2,000	1,990
4.75%, 06/01/2038(4)	215	208
5.00%, 06/01/2048(4)	3,155	2,937
Florida Housing Finance Corp.
6.25%, 07/01/2055	55	62
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,054
Hillsborough County Aviation Authority
5.00%, 10/01/2033	250	251
JEA Electric System Revenue
4.00%, 10/01/2036	250	252
Lakes of Sarasota Community Development District
3.88%, 05/01/2031	240	235
3.90%, 05/01/2041	285	254
4.10%, 05/01/2051	265	225
4.13%, 05/01/2031	1,000	987
4.13%, 05/01/2041	200	182
4.30%, 05/01/2051	325	285
Lakewood Ranch Stewardship District
3.13%, 05/01/2025	130	129
3.40%, 05/01/2030	370	352
4.00%, 05/01/2040	600	544
4.00%, 05/01/2050	1,000	837
5.00%, 05/01/2036	100	101
5.13%, 05/01/2046	200	200
5.25%, 05/01/2037	245	250
5.30%, 05/01/2039	70	72
5.38%, 05/01/2047	310	315
5.45%, 05/01/2048	115	117
5.50%, 05/01/2039(4)	65	67
5.65%, 05/01/2048(4)	80	82

Laurel Road Community Development District
3.00%, 05/01/2031	200	181
3.13%, 05/01/2031	1,265	1,140
4.00%, 05/01/2052	1,450	1,174
Lee County Industrial Development Authority
5.63%, 12/01/2037(4)	350	287
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,872
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059(4)	500	502
Midtown Miami Community Development District
5.00%, 05/01/2029	500	500
Orange County Health Facilities Authority
4.00%, 10/01/2052	395	376
5.00%, 08/01/2035	1,500	1,517
5.00%, 10/01/2053	2,300	2,432
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	1,675	1,438
4.00%, 11/15/2041	250	240
4.25%, 06/01/2056	2,100	1,648
5.00%, 06/01/2055	2,500	2,263
Pinellas County Educational Facilities Authority
5.00%, 06/01/2056(4)	100	85
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	400	404
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,095	1,096
5.00%, 01/01/2042	840	808
5.00%, 01/01/2047	1,095	1,016
5.00%, 01/01/2052	460	416
Sawyers Landing Community Development District
3.75%, 05/01/2031	500	462
4.13%, 05/01/2041	885	739
4.25%, 05/01/2053	2,720	2,169
Seminole County Industrial Development Authority
4.00%, 06/15/2041(4)	425	359
4.00%, 06/15/2051(4)	830	645
4.00%, 06/15/2056(4)	705	532
Shadowlawn Community Development District
5.85%, 05/01/2054	1,850	1,850
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030(4)	1,550	1,551
St Johns County Industrial Development Authority
4.00%, 12/15/2050	500	367
Tolomato Community Development District
0.00%, 05/01/2040	45	43
Town of Davie FL
5.00%, 04/01/2048	1,440	1,466
Viera Stewardship District
3.13%, 05/01/2041	820	646
4.00%, 05/01/2053	110	88
5.30%, 05/01/2043	2,000	2,042
5.50%, 05/01/2054	1,505	1,533
Village Community Development District No 12
4.25%, 05/01/2043	1,275	1,251
Village Community Development District No 13
3.00%, 05/01/2029	1,050	1,020
3.38%, 05/01/2034	960	935
Village Community Development District No 14
5.38%, 05/01/2042	4,055	4,260
Village Community Development District No 15
5.25%, 05/01/2054(4)	4,450	4,611
West Villages Improvement District
5.38%, 05/01/2044	1,000	1,000
5.63%, 05/01/2054	550	544
Westview South Community Development District
5.38%, 05/01/2043	1,865	1,891
5.60%, 05/01/2053	1,630	1,654

Total Florida		139,701

Georgia – 3.01%
Atlanta Development Authority
5.25%, 07/01/2044	5,500	5,593
6.50%, 01/01/2029(2)(3)	665	299
6.75%, 01/01/2035(2)(3)	3,570	1,607
7.00%, 01/01/2040(2)(3)	3,315	1,492
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(4)	100	98
2.88%, 07/01/2031(4)	440	411
3.63%, 07/01/2042(4)	1,870	1,728
3.88%, 07/01/2051(4)	1,780	1,609
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	372
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,169
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,170
4.00%, 03/01/2041	935	754
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,525
Development Authority of Burke County
1.50%, 01/01/2040(1)	345	333
Development Authority of Cobb County
6.40%, 06/15/2053(4)	100	101
Development Authority of Rockdale County
4.00%, 01/01/2038(4)	3,350	3,253

Development Authority Of The City Of Marietta
5.00%, 11/01/2027(4)	235	237
5.00%, 11/01/2037(4)	3,815	3,748
5.00%, 11/01/2047(4)	1,245	1,155
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041(4)	205	171
4.00%, 04/01/2051(4)	2,075	1,535
5.00%, 04/01/2047(4)	935	837
5.00%, 04/01/2054(4)	735	636
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	1,330	1,395
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	173
3.63%, 01/01/2031(4)	105	99
4.00%, 01/01/2036	100	101
4.00%, 01/01/2054	7,480	6,682
5.00%, 01/01/2036(4)	2,125	2,128
5.00%, 01/01/2054(4)	6,620	5,980
Georgia State Road & Tollway Authority
0.00%, 06/01/2049(4)	1,000	1,043
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027(4)	15	15
5.75%, 06/15/2037(4)	1,105	1,140
5.88%, 06/15/2047(4)	240	245
6.00%, 06/15/2052(4)	105	107
Main Street Natural Gas, Inc.
4.00%, 07/01/2052(1)	500	504
5.00%, 05/15/2043	4,520	4,619
5.00%, 12/01/2052(1)	6,490	6,799
5.00%, 06/01/2053(1)	240	253
5.00%, 07/01/2053(1)	790	836
5.00%, 09/01/2053(1)	400	425
5.00%, 05/01/2054(1)	2,975	3,187
5.00%, 12/01/2054(1)	2,275	2,442
Municipal Electric Authority of Georgia
5.00%, 01/01/2031	180	193
5.00%, 01/01/2034	500	532
5.00%, 01/01/2049	4,455	4,525
5.25%, 07/01/2064	2,000	2,138
Private Colleges & Universities Authority
4.00%, 09/01/2037	5,000	5,226
4.00%, 09/01/2038	4,665	4,832
5.00%, 04/01/2044	125	125

Total Georgia		85,577

Guam – 0.67%
Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	801
5.25%, 10/01/2029	1,145	1,182
5.38%, 10/01/2033	1,050	1,095
5.38%, 10/01/2043	1,250	1,257
Guam Department of Education
3.63%, 02/01/2025	100	99
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,554
Guam Power Authority
5.00%, 10/01/2042	350	363
5.00%, 10/01/2043	1,965	2,034
5.00%, 10/01/2044	1,145	1,181
Territory of Guam
4.00%, 11/15/2039	730	697
4.00%, 01/01/2042	2,215	2,107
5.00%, 11/15/2027	1,000	1,018
5.00%, 11/01/2028	250	263
5.00%, 01/01/2030	70	75
5.00%, 11/01/2030	250	268
5.00%, 01/01/2031	70	76
5.00%, 11/15/2031	1,760	1,816
5.00%, 11/01/2035	875	931
5.00%, 11/01/2040	2,200	2,258

Total Guam		19,075

Hawaii – 0.01%
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	340	232

Total Hawaii		232

Idaho – 0.43%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155	3,156
Idaho Housing & Finance Association
4.00%, 08/15/2049	1,000	959
5.00%, 07/01/2040(4)	250	247
6.00%, 07/01/2054	195	216
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(4)	4,387	3,427
6.25%, 09/01/2053(4)	3,800	3,841

Total Idaho		12,157

Illinois – 6.01%
Chicago Board of Education
0.00%, 12/01/2024	165	160
0.00%, 12/01/2024	200	195
0.00%, 12/01/2025	575	538
0.00%, 12/01/2027	1,055	911
0.00%, 12/01/2028	40	33
0.00%, 12/01/2029	55	44
0.00%, 12/01/2029	120	95
0.00%, 12/01/2029	965	775

0.00%, 12/01/2030	1,765	1,348
4.00%, 12/01/2041	1,000	942
4.00%, 12/01/2047	500	447
5.00%, 12/01/2033	1,750	1,837
5.00%, 12/01/2034	320	338
5.00%, 12/01/2034	555	553
5.00%, 12/01/2035	2,550	2,691
5.00%, 12/01/2036	335	341
5.00%, 12/01/2041	100	103
5.00%, 12/01/2042	720	720
5.00%, 12/01/2046	500	501
7.00%, 12/01/2042(4)	100	109
7.00%, 12/01/2044	520	541
Chicago Midway International Airport
5.00%, 01/01/2031	220	220
5.00%, 01/01/2033	1,000	1,000
5.00%, 01/01/2046	300	303
Chicago O’Hare International Airport
5.00%, 01/01/2039	5,000	5,169
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,000	1,887
City of Chicago IL
0.00%, 01/01/2027	680	618
4.00%, 01/01/2036	250	254
5.00%, 01/01/2028	1,290	1,366
5.00%, 01/01/2034	200	220
5.00%, 01/01/2035	750	759
5.00%, 01/01/2038	2,500	2,516
5.00%, 01/01/2039	1,290	1,345
5.00%, 01/01/2040	205	213
5.50%, 01/01/2034	2,500	2,526
5.50%, 01/01/2035	270	293
5.50%, 01/01/2035	1,100	1,111
5.50%, 01/01/2039	320	353
5.50%, 01/01/2040	815	819
5.50%, 01/01/2040	3,465	3,801
5.50%, 01/01/2041	180	193
5.50%, 01/01/2043	1,830	1,949
5.63%, 01/01/2031	500	523
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2033	2,000	2,022
5.00%, 01/01/2039	945	946
5.00%, 01/01/2039	1,000	1,004
5.25%, 01/01/2053	940	1,020
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026	500	520
5.00%, 11/01/2033	500	504
5.00%, 11/01/2038	525	584
5.00%, 11/01/2044	150	151
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,051
Illinois Finance Authority
2.45%, 10/01/2039(1)	250	232
3.00%, 07/15/2040	235	201
4.00%, 10/15/2031	1,135	1,013
4.00%, 05/01/2050	440	375
4.13%, 08/15/2037	1,000	966
4.40%, 08/01/2044(1)	2,000	2,000
5.00%, 11/01/2031	65	67
5.00%, 02/15/2032	80	81
5.00%, 05/15/2033	1,720	1,617
5.00%, 02/15/2034	120	124
5.00%, 05/15/2034	300	281
5.00%, 12/01/2034	50	52
5.00%, 05/15/2035	315	294
5.00%, 08/15/2035	180	183
5.00%, 02/15/2036	170	176
5.00%, 05/15/2037	655	659
5.00%, 05/15/2037	1,050	1,066
5.00%, 02/15/2041	235	239
5.00%, 05/15/2041	400	351
5.00%, 08/15/2044	340	343
5.00%, 12/01/2046	510	516
5.00%, 05/15/2047	205	196
5.00%, 07/01/2047	410	340
5.00%, 05/15/2051	1,000	821
5.00%, 05/15/2056	1,630	1,306
5.13%, 05/15/2038	1,745	1,542
5.25%, 02/15/2037	435	440
5.25%, 05/15/2042	135	114
5.25%, 05/15/2045	80	81
5.25%, 05/15/2050	220	224
5.25%, 05/15/2054	1,575	1,210
5.63%, 08/01/2053(4)	1,705	1,778
6.13%, 11/15/2035	200	202
6.38%, 11/15/2043	270	272
7.25%, 09/01/2052(1)(4)	500	529
Illinois Housing Development Authority
3.00%, 04/01/2051	130	125
5.00%, 10/01/2046	120	125
6.00%, 10/01/2054	350	381
6.25%, 10/01/2052	105	113
Illinois Sports Facilities Authority
0.00%, 06/15/2026	125	114
Illinois State Toll Highway Authority
4.00%, 01/01/2046	2,000	1,939
5.00%, 01/01/2042	250	262

Joliet Regional Port District
4.55%, 10/01/2024(1)	1,885	1,885
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2025	65	61
0.00%, 06/15/2028	500	432
0.00%, 12/15/2029	1,000	828
0.00%, 12/15/2030	260	207
0.00%, 12/15/2032	1,000	738
0.00%, 12/15/2033	3,950	2,805
0.00%, 12/15/2034	550	375
0.00%, 12/15/2035	75	47
0.00%, 12/15/2035	10,000	6,524
0.00%, 06/15/2036	1,000	638
0.00%, 06/15/2036	3,065	1,880
0.00%, 06/15/2037	1,585	918
0.00%, 12/15/2038	205	108
0.00%, 06/15/2039	220	113
0.00%, 06/15/2041	1,535	702
0.00%, 12/15/2041	510	228
0.00%, 06/15/2045	1,500	583
0.00%, 12/15/2056	310	65
4.00%, 12/15/2042	1,040	1,015
4.00%, 06/15/2050	1,315	1,206
4.00%, 06/15/2052	2,030	1,842
5.00%, 12/15/2027	2,500	2,551
5.00%, 06/15/2042	4,600	4,834
5.00%, 12/15/2045	50	52
5.00%, 06/15/2050	6,230	6,398
5.00%, 06/15/2057	3,695	3,747
5.50%, 06/15/2053	5,000	5,076
Northern Illinois University
4.00%, 10/01/2039	875	867
4.00%, 04/01/2040	100	97
4.00%, 10/01/2040	800	783
4.00%, 04/01/2041	340	328
4.00%, 10/01/2041	800	776
4.00%, 10/01/2043	975	930
Regional Transportation Authority
5.75%, 06/01/2034	70	84
6.00%, 07/01/2033	510	613
State of Illinois
4.00%, 03/01/2039	2,055	2,046
4.00%, 11/01/2039	2,000	1,956
5.00%, 04/01/2024	110	110
5.00%, 10/01/2025	355	363
5.00%, 11/01/2025	8,810	9,024
5.00%, 02/01/2026	95	98
5.00%, 11/01/2026	3,000	3,128
5.00%, 02/01/2027	1,000	1,047
5.00%, 11/01/2027	100	104
5.00%, 02/01/2028	290	304
5.00%, 11/01/2028	3,485	3,694
5.00%, 11/01/2028	5,000	5,212
5.00%, 11/01/2029	725	769
5.00%, 10/01/2031	170	184
5.00%, 10/01/2031	955	1,032
5.00%, 05/01/2032	5,250	5,254
5.00%, 10/01/2032	215	231
5.00%, 12/01/2033	235	264
5.00%, 05/01/2034	2,635	2,637
5.00%, 11/01/2037	2,240	2,291
5.50%, 05/01/2025	840	857
5.50%, 03/01/2042	3,410	3,796
5.50%, 03/01/2047	435	475
5.50%, 05/01/2047	160	175
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	230	244
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032(4)	180	179
5.25%, 12/01/2037(4)	2,005	1,968
5.25%, 12/01/2047(4)	550	507
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047	1,000	1,001

Total Illinois		170,698

Indiana – 1.09%
City of East Chicago IN
5.50%, 09/01/2028	120	115
City of Valparaiso IN
6.75%, 01/01/2034	500	501
7.00%, 01/01/2044	680	681
City of Whiting IN
4.40%, 11/01/2045(1)	440	448
5.00%, 12/01/2044(1)	2,725	2,782
Indiana Finance Authority
1.40%, 08/01/2029	105	90
2.50%, 11/01/2030	1,100	990
3.00%, 11/01/2030	1,000	929
4.00%, 11/15/2037	1,000	927
4.00%, 11/15/2041	100	91
4.13%, 12/01/2026	5,830	5,829
4.20%, 05/01/2034(1)	800	799
4.25%, 11/01/2030	6,780	6,773
5.00%, 03/01/2036	2,000	2,022
5.00%, 11/15/2038	600	613
5.00%, 06/01/2053	1,800	1,852

5.50%, 07/01/2052	4,145	4,329
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	945	908
Town of Shoals IN
7.25%, 11/01/2043	335	336

Total Indiana		31,015

Iowa – 0.24%
Iowa Finance Authority
4.00%, 12/01/2050(1)	1,000	1,042
4.75%, 08/01/2042	1,180	1,172
5.00%, 11/01/2026(1)	200	202
5.00%, 05/15/2043	70	65
5.00%, 05/15/2048	900	808
5.00%, 12/01/2050	1,600	1,687
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	7,750	1,078
4.00%, 06/01/2036	775	801

Total Iowa		6,855

Kansas – 0.28%
City of Lenexa KS
5.00%, 05/15/2030	85	87
5.00%, 05/15/2032	330	336
5.00%, 05/15/2039	405	403
City of Manhattan KS
4.00%, 06/01/2027	2,260	2,258
4.00%, 06/01/2046	500	403
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042(4)	4,025	4,141
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032	250	239

Total Kansas		7,867

Kentucky – 1.04%
City of Ashland KY
4.00%, 02/01/2034	500	501
4.00%, 02/01/2038	620	600
City of Henderson KY
3.70%, 01/01/2032(4)	100	98
4.45%, 01/01/2042(4)	1,165	1,149
4.70%, 01/01/2052(4)	1,000	991
4.70%, 01/01/2052(4)	2,495	2,472
County of Boyle KY
5.25%, 06/01/2049	1,900	2,020
Kentucky Economic Development Finance Authority
5.00%, 06/01/2026	2,700	2,732
5.00%, 05/15/2031	350	325
5.00%, 06/01/2037	785	801
5.00%, 06/01/2041	570	576
5.00%, 06/01/2045	2,175	2,187
5.00%, 12/01/2045	300	311
5.00%, 05/15/2046	980	754
5.00%, 12/01/2047	180	179
5.00%, 05/15/2051	575	429
5.25%, 06/01/2041	1,240	1,262
5.25%, 06/01/2050	955	956
5.38%, 11/15/2042	305	249
5.50%, 11/15/2045	160	129
6.00%, 11/15/2036	275	236
6.25%, 11/15/2046	2,565	2,038
6.38%, 11/15/2051	645	507
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	500	487
Kentucky Public Energy Authority
4.00%, 02/01/2050(1)	4,805	4,839
5.00%, 05/01/2055(1)	200	212
5.25%, 04/01/2054(1)	2,000	2,172
Louisville/Jefferson County Metropolitan Government
3.00%, 10/01/2043	125	97
5.00%, 05/15/2052	210	218

Total Kentucky		29,527

Louisiana – 1.45%
City of New Orleans LA Sewerage Service Revenue
5.00%, 06/01/2033	100	102
5.00%, 06/01/2040	185	188
5.00%, 06/01/2045	120	122
City of New Orleans LA Water System Revenue
5.00%, 12/01/2045	375	386
East Baton Rouge Parish Industrial Development Board, Inc.
4.57%, 08/01/2035(1)	5,000	5,000
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(4)	765	771
5.63%, 06/15/2048(4)	1,750	1,742
Juban Crossing Economic Development District
7.00%, 09/15/2044(4)	1,000	1,001
Louisiana Housing Corp.
5.75%, 06/01/2054	650	700
5.88%, 06/01/2055	1,215	1,331
Louisiana Local Government Environmental Facilities & Community Development Auth
3.50%, 11/01/2032	11,620	11,200
4.00%, 12/01/2046(1)	155	155
Louisiana Public Facilities Authority
4.00%, 06/01/2041(4)	325	264
5.00%, 07/01/2051	500	504
5.00%, 07/01/2059	100	102
6.50%, 10/01/2053(1)(4)	250	264
6.75%, 10/01/2053(1)(4)	2,100	2,235

New Orleans Aviation Board
5.00%, 01/01/2031	45	47
5.00%, 01/01/2034	55	57
5.00%, 01/01/2035	45	47
5.00%, 01/01/2036	500	517
5.00%, 01/01/2037	500	515
5.00%, 01/01/2040	1,540	1,550
5.00%, 01/01/2048	525	531
Parish of St James LA
5.85%, 08/01/2041(1)(4)	110	112
6.10%, 06/01/2038(1)(4)	2,360	2,589
6.10%, 12/01/2040(1)(4)	2,400	2,633
6.35%, 07/01/2040(4)	3,380	3,687
6.35%, 10/01/2040(4)	440	480
Parish of St John the Baptist LA
2.13%, 06/01/2037(1)	680	676
2.38%, 06/01/2037(1)	1,875	1,795

Total Louisiana		41,303

Maine – 0.05%
Finance Authority of Maine
5.25%, 01/01/2025(4)	200	201
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,137

Total Maine		1,338

Maryland – 3.20%
City of Baltimore MD
4.00%, 09/01/2027	450	440
5.00%, 09/01/2030	990	988
5.00%, 09/01/2031	1,000	997
5.00%, 09/01/2036	2,790	2,761
5.00%, 09/01/2042	195	187
5.00%, 09/01/2046	4,010	3,737
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,453
5.00%, 01/01/2028	135	138
5.00%, 01/01/2033	635	647
5.00%, 01/01/2037	400	405
5.13%, 01/01/2042	250	251
City of Rockville MD
4.25%, 11/01/2037	25	22
4.50%, 11/01/2043	135	117
5.00%, 11/01/2029	35	35
5.00%, 11/01/2031	960	962
5.00%, 11/01/2032	35	35
5.00%, 11/01/2035	70	70
5.00%, 11/01/2037	1,285	1,261
5.00%, 11/01/2042	2,480	2,323
5.00%, 11/01/2047	2,835	2,549
City of Westminster MD
5.00%, 07/01/2024	30	30
5.13%, 07/01/2034	305	306
5.50%, 07/01/2044	305	306
6.25%, 07/01/2044	2,775	2,776
County of Anne Arundel MD
6.50%, 07/01/2033	200	200
6.75%, 07/01/2043	390	390
County of Baltimore MD
4.00%, 01/01/2031	475	483
4.00%, 01/01/2050	300	270
County of Howard MD
5.80%, 02/15/2034	725	725
County of Montgomery MD
4.40%, 11/01/2037(1)	1,600	1,600
5.38%, 07/01/2048	1,065	920
County of Prince George’s MD
5.13%, 07/01/2039(4)	1,500	1,475
County of Washington MD
4.00%, 05/01/2026	120	118
4.00%, 05/01/2027	120	116
4.00%, 05/01/2030	140	129
4.00%, 05/01/2031	75	68
4.00%, 05/01/2036	1,690	1,422
4.00%, 05/01/2042	3,770	2,927
Maryland Community Development Administration
6.00%, 03/01/2053	2,890	3,078
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	310
4.00%, 09/01/2040	150	136
4.00%, 09/01/2050	950	782
4.38%, 07/01/2036	150	147
4.50%, 07/01/2044	500	467
5.00%, 06/01/2025	70	70
5.00%, 06/01/2027	70	72
5.00%, 07/01/2027	900	901
5.00%, 06/01/2028	100	105
5.00%, 07/01/2028	100	103
5.00%, 11/12/2028	3,145	3,225
5.00%, 06/01/2029(4)	165	168
5.00%, 07/01/2029	75	77
5.00%, 06/01/2030	70	74
5.00%, 06/01/2032	70	73
5.00%, 06/01/2033(4)	170	173
5.00%, 06/01/2035	1,590	1,664
5.00%, 07/01/2036	100	101
5.00%, 06/01/2044	425	436
5.00%, 06/01/2049	1,350	1,377
5.00%, 06/01/2058	945	952

5.25%, 06/30/2053	2,395	2,496
5.25%, 06/30/2055	18,375	19,175
5.75%, 09/01/2025	2,500	2,516
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	937
4.00%, 06/01/2051	2,655	2,243
4.00%, 06/01/2055	1,125	929
5.00%, 07/01/2030	600	626
5.00%, 07/01/2032	40	41
5.00%, 07/01/2033	105	108
5.00%, 07/01/2034	120	123
5.00%, 07/01/2035	110	113
5.00%, 07/01/2036	100	102
5.00%, 08/15/2038	1,945	1,964
5.00%, 07/01/2043	500	510
5.00%, 07/01/2045	2,000	2,012
5.50%, 01/01/2036	465	481
5.50%, 01/01/2046	3,410	3,455
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	2,943
Prince George’s County Revenue Authority
4.75%, 07/01/2036(4)	120	121
5.00%, 07/01/2046(4)	670	665
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	102
4.00%, 06/01/2047	1,195	1,174

Total Maryland		90,966

Massachusetts – 0.69%
Massachusetts Development Finance Agency
4.00%, 10/01/2039	250	238
5.00%, 07/15/2036(4)	235	239
5.00%, 07/15/2037(4)	245	247
5.00%, 10/01/2037(4)	645	659
5.00%, 11/15/2038(4)	180	188
5.00%, 10/01/2041	825	832
5.00%, 07/15/2046(4)	1,000	967
5.00%, 10/01/2047(4)	1,825	1,834
5.00%, 10/01/2048	9,700	9,719
5.00%, 10/01/2057(4)	1,880	1,862
5.13%, 01/01/2040	1,020	951
5.13%, 11/15/2046(4)	1,050	1,087
5.25%, 01/01/2050	180	159
5.45%, 05/15/2059	170	188
5.63%, 07/15/2036	40	40
5.75%, 07/15/2043	225	225
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	85	74
4.25%, 07/01/2044	100	99

Total Massachusetts		19,608

Michigan – 1.60%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,774
5.00%, 02/15/2041	385	378
5.00%, 02/15/2047	1,080	1,020
City of Detroit MI
4.00%, 04/01/2041	140	132
5.00%, 04/01/2029	50	52
5.00%, 04/01/2030	50	52
5.00%, 04/01/2031	50	52
5.00%, 04/01/2032	60	62
5.00%, 04/01/2033	80	83
5.00%, 04/01/2034	1,000	1,036
5.00%, 04/01/2037	145	149
5.00%, 04/01/2038	145	148
5.00%, 04/01/2039	70	73
5.00%, 04/01/2050	905	921
5.50%, 04/01/2031	560	611
5.50%, 04/01/2033	470	513
5.50%, 04/01/2035	350	381
5.50%, 04/01/2037	465	500
5.50%, 04/01/2039	645	687
5.50%, 04/01/2045	750	785
5.50%, 04/01/2050	605	630
Detroit Downtown Development Authority
5.00%, 07/01/2038	1,000	1,000
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,584
5.00%, 01/01/2051	1,345	1,416
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	144
5.00%, 11/01/2037	80	77
5.00%, 11/01/2047	190	169
5.00%, 11/01/2052	80	70
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2036	1,000	1,033
5.25%, 07/01/2047	4,330	4,788
Ivywood Classical Academy
6.25%, 01/01/2059	2,750	2,764
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,355
5.25%, 11/01/2040	130	129
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,100	891
4.00%, 11/15/2045	750	592
Michigan Finance Authority
3.75%, 12/01/2034(1)	1,320	1,320

4.00%, 12/01/2040	165	163
4.00%, 11/15/2050	160	145
5.00%, 07/01/2033	350	353
5.00%, 07/01/2033	800	801
5.00%, 07/01/2034	280	283
5.00%, 07/01/2035	420	423
Michigan State Building Authority
4.00%, 10/15/2041	1,400	1,427
Michigan State Housing Development Authority
5.00%, 06/01/2053	955	982
6.00%, 06/01/2054	250	272
Michigan Strategic Fund
4.00%, 10/01/2061(1)	4,350	4,346
5.00%, 05/15/2037	250	239
5.00%, 11/15/2043	250	233
5.00%, 05/15/2044	250	222
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	523
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	247
University of Michigan
4.29%, 04/01/2038(1)	1,200	1,200
Wayne County Airport Authority
5.00%, 12/01/2037	250	269
5.00%, 12/01/2040	3,000	3,047
5.00%, 12/01/2042	900	923
5.00%, 12/01/2047	2,000	2,039

Total Michigan		45,508

Minnesota – 0.43%
City of Deephaven MN
5.00%, 10/01/2037	1,285	1,221
5.00%, 10/01/2049	2,270	1,989
City of Rochester MN
5.00%, 12/01/2025	480	473
5.00%, 11/15/2057	3,120	3,366
5.25%, 12/01/2038	1,000	894
City of Woodbury MN
4.00%, 07/01/2041	60	48
4.00%, 07/01/2051	45	32
4.00%, 07/01/2056	40	28
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	558
Minnesota Housing Finance Agency
4.25%, 01/01/2049	925	922
6.25%, 01/01/2054	2,400	2,635

Total Minnesota		12,166

Mississippi – 0.02%
Mississippi Home Corp.
4.00%, 12/01/2044	500	496

Total Mississippi		496

Missouri – 1.27%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	267
4.00%, 03/01/2041	285	280
5.00%, 03/01/2036	100	104
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2028	250	248
4.00%, 08/01/2031	310	290
4.00%, 08/01/2036	150	132
4.00%, 08/01/2041	410	331
4.00%, 02/01/2042	250	218
4.00%, 02/01/2048	265	218
4.00%, 11/15/2048	550	531
4.50%, 02/15/2033(1)	2,000	2,000
5.00%, 02/01/2035	1,945	1,959
5.00%, 08/01/2040	1,145	1,110
5.00%, 02/01/2042	250	247
5.00%, 02/01/2046	440	426
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	135	120
4.38%, 11/15/2035	415	343
4.75%, 11/15/2047	1,635	1,251
Joplin Industrial Development Authority
3.50%, 11/01/2040	180	163
Kansas City Industrial Development Authority
4.00%, 03/01/2050	170	161
4.00%, 03/01/2050	4,515	4,119
4.00%, 03/01/2057	7,365	6,811
5.00%, 03/01/2054	340	344
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	118
5.25%, 05/15/2042	115	95
5.25%, 05/15/2050	270	210
Missouri Housing Development Commission
5.75%, 05/01/2055	525	572
St Louis County Industrial Development Authority
5.00%, 12/01/2025	325	325
5.00%, 08/15/2030	70	68
5.00%, 08/15/2035	50	47
5.00%, 12/01/2035	135	131
5.00%, 09/01/2038	820	826
5.00%, 09/01/2048	1,845	1,755
5.13%, 08/15/2045	315	274
5.13%, 12/01/2045	145	130
5.13%, 09/01/2048	5,425	5,253

St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,024
5.13%, 06/01/2046	345	347
5.38%, 06/01/2043	2,995	3,044
Taney County Industrial Development Authority
6.00%, 10/01/2049(4)	300	300

Total Missouri		36,192

Montana – 0.14%
City of Forsyth MT
3.88%, 10/01/2032	1,500	1,494
City of Kalispell MT
5.25%, 05/15/2037	810	739
5.25%, 05/15/2047	990	825
5.25%, 05/15/2052	560	455
Montana Board of Housing
3.50%, 06/01/2050	410	402

Total Montana		3,915

Nebraska – 0.10%
Central Plains Energy Project
5.00%, 09/01/2033	1,500	1,604
5.00%, 09/01/2035	1,025	1,101
5.00%, 05/01/2053(1)	100	106

Total Nebraska		2,811

Nevada – 0.51%
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	435	394
4.00%, 06/01/2049	1,045	850
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	885	846
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	630	460
3.13%, 06/01/2046	1,300	906
City of Las Vegas NV Special Improvement District No 817 Summerlin Village 29
6.00%, 06/01/2053	30	31
City of North Las Vegas NV
4.50%, 06/01/2039	500	489
4.63%, 06/01/2043	350	340
4.63%, 06/01/2049	250	237
City of Reno NV
0.00%, 07/01/2058(4)	11,000	1,451
5.00%, 06/01/2036	15	16
5.00%, 06/01/2037	35	37
5.00%, 06/01/2038	155	164
5.00%, 06/01/2048	35	36
Clark County School District
4.00%, 06/15/2038	775	786
Henderson Public Improvement Trust
5.50%, 01/01/2034	120	120
5.50%, 01/01/2039	175	176
5.50%, 01/01/2044	255	256
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	632
5.00%, 07/01/2043	2,500	2,623
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,054
5.00%, 06/15/2040	990	1,005
5.00%, 06/15/2045	540	546
Las Vegas Valley Water District
4.00%, 06/01/2051	500	480
State of Nevada Department of Business & Industry
8.13%, 01/01/2050(1)(4)	500	511

Total Nevada		14,446

New Hampshire – 0.67%
New Hampshire Business Finance Authority
0.00%, 07/01/2051(1)	3,450	139
3.63%, 07/01/2043(1)(4)	250	195
3.75%, 07/01/2045(1)(4)	1,280	1,006
3.88%, 01/20/2038	3,083	2,873
4.00%, 10/20/2036	4,586	4,354
4.00%, 01/01/2041	2,750	2,345
4.00%, 01/01/2051	3,150	2,398
4.13%, 01/20/2034	1,898	1,849
4.25%, 07/20/2041	1,375	1,364
4.63%, 11/01/2042(4)	500	444
5.25%, 07/01/2039(4)	345	324
5.63%, 07/01/2046(4)	185	172
5.75%, 07/01/2054(4)	465	429
New Hampshire Health & Education Facilities Authority Act
5.00%, 10/01/2036	55	56
5.00%, 10/01/2040	50	51
5.00%, 11/01/2043	95	101
5.00%, 10/01/2046	415	416
5.25%, 07/01/2027(2)(3)(4)	444	107
6.13%, 07/01/2037(2)(3)(4)	93	22
6.13%, 07/01/2052(2)(3)(4)	428	103
6.25%, 07/01/2042(2)(3)(4)	707	170

Total New Hampshire		18,918

New Jersey – 3.99%
Essex County Improvement Authority
4.00%, 06/15/2046	135	123
4.00%, 06/15/2056	150	129
Industrial Pollution Control Financing Authority of Gloucester County
5.00%, 12/01/2024	75	75
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,055
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	158

4.00%, 11/01/2038	825	836
4.00%, 11/01/2039	465	469
4.00%, 11/01/2044	1,555	1,521
4.00%, 08/01/2059	355	312
4.88%, 01/01/2029	2,170	2,147
5.00%, 06/15/2024	2,000	2,004
5.00%, 03/01/2028	1,115	1,196
5.00%, 01/01/2030	635	636
5.00%, 01/01/2031	500	500
5.00%, 01/01/2034	135	134
5.00%, 06/15/2037	85	85
5.00%, 10/01/2037	6,080	6,291
5.00%, 10/01/2047	9,690	9,841
5.00%, 01/01/2048	4,220	4,001
5.00%, 06/15/2054(4)	3,250	3,021
5.00%, 08/01/2059	1,135	1,168
5.13%, 01/01/2034	705	705
5.13%, 06/15/2043	2,570	2,570
5.25%, 09/15/2029	1,600	1,603
5.25%, 01/01/2044	560	532
5.50%, 01/01/2027	500	500
5.63%, 11/15/2030	2,095	2,116
5.63%, 11/15/2030	2,840	2,869
5.63%, 01/01/2052	3,155	3,158
5.75%, 09/15/2027	1,000	1,001
New Jersey Educational Facilities Authority
5.00%, 07/01/2040	270	282
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2027	1,000	1,036
5.00%, 07/01/2033	500	517
New Jersey Higher Education Student Assistance Authority
3.25%, 12/01/2029	230	223
3.25%, 12/01/2030	225	214
3.50%, 12/01/2039	500	471
4.00%, 12/01/2044	600	586
5.00%, 12/01/2044	1,000	974
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2028	2,000	1,717
0.00%, 12/15/2030	2,305	1,862
0.00%, 12/15/2031	2,075	1,619
0.00%, 12/15/2034	200	139
4.00%, 06/15/2039	1,050	1,072
4.00%, 12/15/2039	1,500	1,520
4.00%, 06/15/2040	1,750	1,776
4.00%, 06/15/2042	1,210	1,212
4.00%, 06/15/2045	1,975	1,924
4.00%, 06/15/2046	1,790	1,736
4.00%, 06/15/2050	1,565	1,496
5.00%, 12/15/2030	250	271
5.00%, 06/15/2038	1,675	1,879
5.25%, 06/15/2043	9,330	9,819
5.25%, 06/15/2046	1,425	1,565
5.25%, 06/15/2050	250	274
5.50%, 06/15/2050	1,185	1,313
New Jersey Turnpike Authority
4.00%, 01/01/2035	2,000	2,126
4.00%, 01/01/2051	725	703
5.25%, 01/01/2052	5,000	5,475
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	250	250
5.00%, 06/01/2046	8,390	8,531
5.25%, 06/01/2046	8,770	9,142

Total New Jersey		113,480

New Mexico – 0.05%
City of Farmington NM
2.15%, 04/01/2033	550	448
3.90%, 06/01/2040(1)	500	498
New Mexico Mortgage Finance Authority
3.00%, 03/01/2053	485	467

Total New Mexico		1,413

New York – 6.45%
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2042	2,025	2,058
Build NYC Resource Corp.
4.00%, 06/15/2031(4)	300	284
4.00%, 06/15/2041(4)	100	84
4.88%, 05/01/2031(4)	740	743
5.00%, 01/01/2035(4)	4,750	4,778
5.00%, 12/01/2041(4)	2,550	2,382
5.00%, 06/01/2051(4)	170	161
5.00%, 06/15/2051(4)	8,890	8,290
5.00%, 12/01/2051(4)	1,760	1,545
5.00%, 12/01/2055(4)	1,500	1,296
5.50%, 09/01/2045(4)	350	351
5.50%, 05/01/2048(4)	1,390	1,398
City of New York NY
4.00%, 08/01/2050	350	339
5.00%, 03/01/2042	140	157
5.25%, 10/01/2047	3,180	3,498
5.25%, 04/01/2054	2,075	2,276
5.50%, 05/01/2044	900	1,017
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	5,185	1,449
5.00%, 01/01/2056	1,925	1,718
5.63%, 01/01/2055	6,865	6,197

Long Island Power Authority
5.00%, 09/01/2039	1,725	1,852
Metropolitan Transportation Authority
4.00%, 11/15/2042	1,230	1,192
4.00%, 11/15/2045	1,000	958
5.00%, 11/15/2034(1)	700	701
5.00%, 11/15/2050	225	234
5.00%, 11/15/2052	1,000	1,030
Nassau County Industrial Development Agency
0.00%, 01/01/2058(1)	2,484	744
9.00%, 01/01/2041(2)(3)(4)	1,085	1,085
New York City Industrial Development Agency
3.00%, 01/01/2037	1,205	1,108
3.00%, 01/01/2046	200	161
4.00%, 03/01/2045	3,500	3,390
New York City Municipal Water Finance Authority
4.00%, 06/15/2052	1,000	968
4.13%, 06/15/2047	605	599
4.45%, 06/15/2053(1)	200	200
4.63%, 06/15/2048(1)	1,000	1,000
5.25%, 06/15/2054	300	331
New York City Transitional Finance Authority
5.25%, 02/01/2053	300	331
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2044	315	312
4.00%, 02/01/2051	1,000	956
4.00%, 02/01/2051	1,000	956
4.63%, 08/01/2041(1)	6,400	6,400
5.00%, 02/01/2047	3,375	3,634
New York Liberty Development Corp.
2.63%, 09/15/2069	400	365
2.80%, 09/15/2069	1,025	922
3.00%, 11/15/2051	1,000	758
5.00%, 11/15/2044(4)	2,800	2,801
5.15%, 11/15/2034(4)	2,920	2,931
5.25%, 10/01/2035	4,405	5,200
5.38%, 11/15/2040(4)	7,910	7,935
New York State Dormitory Authority
4.00%, 03/15/2043	1,000	998
4.00%, 03/15/2047	1,585	1,544
4.00%, 03/15/2049	1,500	1,462
4.00%, 03/15/2054	350	335
4.40%, 07/01/2039(1)	1,000	1,000
5.00%, 12/01/2026(4)	300	299
5.00%, 12/01/2026(4)	1,500	1,480
5.00%, 12/01/2027(4)	500	498
5.00%, 12/01/2028(4)	600	599
5.00%, 12/01/2028(4)	3,300	3,227
5.00%, 12/01/2029(4)	450	450
5.00%, 12/01/2030(4)	1,000	1,000
5.00%, 12/01/2031(4)	1,200	1,155
5.00%, 12/01/2033(4)	700	663
5.00%, 12/01/2036(4)	100	91
5.00%, 03/15/2046	2,220	2,396
5.25%, 03/15/2052	1,175	1,294
New York State Environmental Facilities Corp.
3.13%, 12/01/2044(1)(4)	500	484
5.13%, 09/01/2050(1)(4)	510	522
New York State Thruway Authority
4.00%, 01/01/2047	2,500	2,438
New York State Urban Development Corp.
3.00%, 03/15/2049	5,000	3,916
4.00%, 03/15/2049	500	478
5.00%, 03/15/2057	1,000	1,071
New York Transportation Development Corp.
2.25%, 08/01/2026	1,990	1,927
3.00%, 08/01/2031	2,785	2,619
4.00%, 10/01/2030	750	753
4.00%, 12/01/2039	100	98
4.00%, 12/01/2042	750	700
4.38%, 10/01/2045	1,855	1,828
5.00%, 08/01/2026	1,015	1,015
5.00%, 01/01/2027	4,000	4,119
5.00%, 12/01/2028	175	186
5.00%, 01/01/2030	100	104
5.00%, 08/01/2031	11,175	11,176
5.00%, 01/01/2032	155	161
5.00%, 01/01/2033	500	518
5.00%, 01/01/2034	1,750	1,813
5.00%, 12/01/2034	400	433
5.00%, 12/01/2034	1,395	1,530
5.00%, 10/01/2035	425	451
5.00%, 01/01/2036	2,565	2,648
5.00%, 12/01/2037	500	532
5.00%, 12/01/2039	885	951
5.00%, 10/01/2040	2,460	2,548
5.00%, 12/01/2040	560	598
5.00%, 07/01/2041	500	496
5.00%, 12/01/2041	810	862
5.00%, 12/01/2042	560	593
5.00%, 07/01/2046	1,500	1,478
5.13%, 06/30/2060	750	784
5.25%, 08/01/2031	555	590
5.25%, 01/01/2050	820	821
5.38%, 08/01/2036	1,415	1,494
5.63%, 04/01/2040	750	818
6.00%, 06/30/2054	4,350	4,821

Niagara Area Development Corp.
4.75%, 11/01/2042(4)	1,000	881
Oneida Indian Nation of New York
6.00%, 09/01/2043(4)	300	320
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,085
Suffolk Regional Off-Track Betting Co.
6.00%, 12/01/2053	550	560
Tompkins County Development Corp.
5.00%, 07/01/2034	160	160
Triborough Bridge & Tunnel Authority
4.00%, 11/15/2054	1,500	1,398
4.45%, 01/01/2032(1)	4,300	4,300
5.00%, 11/15/2054	1,500	1,588
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2054	1,500	1,623
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	547
5.00%, 01/01/2041	500	513
5.00%, 11/01/2046	100	99
5.50%, 05/01/2042	1,065	1,065
5.75%, 11/01/2048	1,150	1,335
5.75%, 11/01/2049	1,250	1,448
Yonkers Economic Development Corp.
5.00%, 10/15/2039	315	319

Total New York		183,181

North Carolina – 1.71%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	1,525	1,518
4.00%, 07/01/2039	1,670	1,653
4.00%, 07/01/2040	2,030	2,005
4.00%, 07/01/2041	1,500	1,473
5.00%, 07/01/2048	1,620	1,722
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,325
North Carolina Housing Finance Agency
3.00%, 07/01/2051	850	820
5.00%, 07/01/2047	135	137
6.25%, 01/01/2055	150	165
North Carolina Medical Care Commission
4.00%, 03/01/2036	160	145
4.00%, 03/01/2041	2,225	1,878
4.00%, 09/01/2041	75	64
4.00%, 03/01/2042	1,830	1,523
4.00%, 09/01/2047	1,065	866
4.00%, 03/01/2051	170	128
4.00%, 09/01/2051	65	51
4.70%, 07/01/2037	185	158
4.88%, 07/01/2040	915	762
5.00%, 10/01/2025	765	766
5.00%, 10/01/2025	1,000	1,008
5.00%, 10/01/2030	550	550
5.00%, 10/01/2030	2,100	2,071
5.00%, 01/01/2031	625	620
5.00%, 10/01/2031	3,070	3,092
5.00%, 09/01/2037	3,145	3,161
5.00%, 10/01/2037	355	353
5.00%, 01/01/2039	1,225	1,148
5.00%, 07/01/2039	1,110	1,048
5.00%, 10/01/2043	2,000	1,753
5.00%, 07/01/2045	300	241
5.00%, 10/01/2045	1,270	1,311
5.00%, 07/01/2047	80	63
5.00%, 07/01/2049	900	793
5.00%, 10/01/2049	750	770
5.00%, 10/01/2050	500	442
5.25%, 10/01/2037	360	343
5.38%, 10/01/2045	1,800	1,629
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	50	51
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,298
5.00%, 01/01/2032	1,000	1,038
5.00%, 07/01/2047	385	390
5.00%, 07/01/2051	1,055	1,066
5.00%, 07/01/2054	585	590
5.00%, 01/01/2058	1,500	1,597

Total North Carolina		48,585

North Dakota – 0.02%
County of Ward ND
5.00%, 06/01/2038	500	456
5.00%, 06/01/2043	50	43
North Dakota Housing Finance Agency
6.00%, 07/01/2054	35	38

Total North Dakota		537

Ohio – 4.59%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	421
4.00%, 11/15/2034	500	493
4.00%, 11/15/2036	2,000	1,924
4.00%, 11/15/2037	1,600	1,517
Buckeye Tobacco Settlement Financing Authority
0.00%, 06/01/2057	4,680	487
4.00%, 06/01/2048	300	278
5.00%, 06/01/2055	63,280	59,843

City of Centerville OH
5.00%, 11/01/2025	420	420
5.25%, 11/01/2047	150	138
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055(4)	200	164
4.50%, 12/01/2055(4)	400	339
5.25%, 12/01/2038	500	509
5.50%, 12/01/2043	240	244
5.50%, 12/01/2053	2,260	2,274
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051	1,000	969
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,411
5.00%, 02/15/2057	205	205
5.50%, 02/15/2052	3,145	3,193
5.50%, 02/15/2057	7,850	7,960
County of Franklin OH
3.70%, 12/01/2046(1)	100	100
County of Hamilton OH
5.00%, 01/01/2037	230	231
5.00%, 01/01/2047	500	473
5.75%, 01/01/2053	400	414
County of Lucas OH
5.25%, 11/15/2048	1,940	1,918
County of Marion OH
5.00%, 12/01/2039	110	94
5.13%, 12/01/2049	700	560
County of Muskingum OH
5.00%, 02/15/2033	1,000	993
5.00%, 02/15/2044	340	317
5.00%, 02/15/2048	2,080	1,903
County of Warren OH
5.00%, 07/01/2039	800	801
County of Washington OH
6.75%, 12/01/2052	1,000	1,095
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	3,165	3,127
5.00%, 12/01/2051	2,645	2,580
Ohio Air Quality Development Authority
1.38%, 02/01/2026(1)	405	394
1.50%, 02/01/2026(1)	300	281
2.50%, 11/01/2042(1)	500	441
2.88%, 02/01/2026	1,000	961
3.25%, 09/01/2029	2,585	2,467
4.00%, 09/01/2030(1)	10	10
4.25%, 11/01/2039(1)	250	252
4.50%, 01/15/2048(4)	2,385	2,310
5.00%, 07/01/2049(4)	12,470	11,402
Ohio Higher Educational Facility Commission
4.50%, 01/01/2039(1)	2,300	2,300
5.25%, 01/01/2047	500	511
5.25%, 01/01/2052	250	254
Ohio Housing Finance Agency
6.25%, 03/01/2055	450	495
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	955
State of Ohio
4.00%, 01/15/2038	70	70
4.00%, 01/15/2039	135	135
5.00%, 01/15/2050	1,170	1,221
Summit County Development Finance Authority
5.63%, 12/01/2048	1,630	1,732
5.75%, 12/01/2053	2,570	2,734

Total Ohio		130,320

Oklahoma – 0.64%
Norman Regional Hospital Authority
3.25%, 09/01/2039	150	112
4.00%, 09/01/2045	2,315	1,932
Oklahoma County Finance Authority
2.00%, 12/01/2047	510	26
5.88%, 12/01/2047	2,478	1,966
Oklahoma Development Finance Authority
5.25%, 08/15/2048	3,710	3,809
5.50%, 08/15/2052	250	258
5.50%, 08/15/2057	2,555	2,630
Oklahoma Housing Finance Agency
6.00%, 09/01/2054	325	359
Oklahoma Turnpike Authority
4.50%, 01/01/2053	1,500	1,530
5.50%, 01/01/2053	1,500	1,659
Tulsa Airports Improvement Trust
5.50%, 12/01/2035	745	745
Tulsa County Industrial Authority
5.00%, 11/15/2029	400	406
5.25%, 11/15/2037	1,085	1,096
5.25%, 11/15/2045	1,595	1,595

Total Oklahoma		18,123

Oregon – 0.59%
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	35	35
5.00%, 11/15/2037	35	35
5.00%, 11/15/2047	95	90
5.00%, 11/15/2052	395	367
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2041	500	407
4.00%, 12/01/2051	550	397

Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	204
5.00%, 09/01/2032	270	276
5.00%, 09/01/2046	1,000	1,014
Oregon State Facilities Authority
5.00%, 06/01/2052	325	341
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,727
5.00%, 07/01/2044	1,000	1,001
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,725	1,523
4.00%, 05/15/2047	475	387
4.00%, 05/15/2057	1,500	1,137
State of Oregon
3.50%, 12/01/2050	485	476
Yamhill County Hospital Authority
4.00%, 11/15/2026	15	15
5.00%, 11/15/2031	25	24
5.00%, 11/15/2036	30	28
5.00%, 11/15/2051	1,005	803
5.00%, 11/15/2051	1,100	879
5.00%, 11/15/2056	1,940	1,524

Total Oregon		16,690

Other Territory – 0.04%
Freddie Mac Multifamily ML Certificates
0.00%, 04/25/2043(1)	349	287
4.14%, 01/25/2040(1)	745	718

Total Other Territory		1,005

Pennsylvania – 4.63%
Allegheny County Industrial Development Authority
4.88%, 11/01/2024	85	85
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(4)	1,050	1,072
5.00%, 05/01/2028	20	21
5.00%, 05/01/2030	25	27
5.00%, 05/01/2031	45	48
5.00%, 05/01/2032	75	81
5.00%, 05/01/2032(4)	2,260	2,307
5.00%, 05/01/2033	55	60
5.00%, 05/01/2034	50	54
5.00%, 05/01/2035	60	65
5.00%, 05/01/2036	850	908
5.00%, 05/01/2042(4)	2,675	2,665
5.00%, 05/01/2042	3,875	3,988
5.00%, 05/01/2042(4)	4,955	4,937
5.00%, 05/01/2042(4)	6,190	6,188
5.25%, 05/01/2042(4)	535	532
5.38%, 05/01/2042(4)	645	634
Berks County Industrial Development Authority
4.00%, 11/01/2047	340	176
5.00%, 05/15/2032	150	153
5.00%, 11/01/2047	100	52
Berks County Municipal Authority
4.50%, 11/01/2041	90	47
5.00%, 02/01/2040(1)	500	316
Bucks County Industrial Development Authority
4.00%, 08/15/2050	250	234
4.00%, 07/01/2051	250	186
5.00%, 07/01/2028	500	452
5.00%, 07/01/2029	500	443
5.00%, 07/01/2030	675	587
5.00%, 07/01/2054	250	190
Butler County Hospital Authority
5.00%, 07/01/2035	570	572
5.00%, 07/01/2039	320	314
Chester County Industrial Development Authority
4.38%, 03/01/2028(4)	24	24
5.00%, 03/01/2027	170	173
5.00%, 03/01/2038(4)	225	223
5.13%, 03/01/2048(4)	755	719
5.88%, 10/15/2047(4)	3,385	3,411
Cumberland County Municipal Authority
4.50%, 01/01/2036(4)	270	250
4.50%, 01/01/2040(4)	3,825	3,377
4.50%, 01/01/2041(4)	285	249
5.00%, 01/01/2039	610	576
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,154
Doylestown Hospital Authority
4.00%, 07/01/2045	675	553
5.00%, 07/01/2046	340	321
5.00%, 07/01/2049	10	11
5.00%, 07/01/2049	2,170	2,040
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030	55	56
5.00%, 07/01/2034	70	70
5.00%, 07/01/2035	70	71
5.00%, 07/01/2039	70	70
5.00%, 07/01/2046	105	105
5.00%, 07/01/2047	510	519
Franklin County Industrial Development Authority
5.00%, 12/01/2043	80	69
5.00%, 12/01/2048	90	75
5.00%, 12/01/2053	595	482
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	349
5.00%, 07/01/2030	850	873
5.00%, 07/01/2034	2,000	2,047

Lancaster County Hospital Authority
5.00%, 07/01/2031	560	547
5.00%, 07/01/2032	560	544
5.00%, 12/01/2032	250	233
5.00%, 07/01/2035	500	501
5.00%, 12/01/2037	820	717
5.00%, 07/01/2045	1,970	1,836
5.00%, 12/01/2047	2,010	1,595
5.25%, 07/01/2035	15	15
5.50%, 07/01/2045	70	68
Lancaster Industrial Development Authority
4.00%, 07/01/2051	250	190
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	411
4.00%, 03/01/2039	320	280
4.00%, 03/01/2040	500	432
4.00%, 03/01/2046	750	603
4.00%, 03/01/2051	800	614
Montgomery County Higher Education & Health Authority
5.00%, 12/01/2037	240	243
5.00%, 09/01/2043	345	355
Montgomery County Industrial Development Authority
4.10%, 04/01/2053(1)	1,015	1,041
5.25%, 01/15/2036	1,345	1,362
5.25%, 01/01/2040	1,750	1,624
5.25%, 01/15/2045	1,250	1,266
5.38%, 01/01/2050	960	850
Pennsylvania Economic Development Financing Authority
0.00%, 07/01/2041(1)	850	843
3.00%, 10/15/2046	200	154
3.25%, 08/01/2039(4)	1,030	774
4.00%, 07/01/2033	500	506
4.00%, 07/01/2046	350	315
4.00%, 04/01/2049(1)	2,270	2,266
4.10%, 08/01/2045(1)	1,250	1,249
5.00%, 12/31/2034	1,250	1,272
5.00%, 12/31/2038	4,750	4,791
5.00%, 06/30/2042	1,260	1,263
5.25%, 07/01/2046	55	57
5.25%, 07/01/2049	150	155
5.25%, 06/30/2053	1,000	1,063
5.50%, 06/30/2040	270	302
5.50%, 06/30/2041	160	179
5.50%, 06/30/2043	160	177
5.50%, 11/01/2044	595	597
5.75%, 06/30/2048	8,345	9,295
6.00%, 06/30/2061	4,715	5,293
9.00%, 04/01/2051(1)(4)	3,810	4,214
Pennsylvania Higher Education Assistance Agency
4.00%, 06/01/2044	140	137
Pennsylvania Higher Educational Facilities Authority
4.40% (3 Month Term SOFR + 0.65%), 07/01/2039(5)	570	496
5.00%, 09/01/2027	755	762
5.00%, 07/15/2038	165	165
Pennsylvania Housing Finance Agency
5.75%, 10/01/2053	3,595	3,810
6.00%, 10/01/2054	600	654
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,976
4.00%, 12/01/2046	2,000	1,951
4.00%, 12/01/2050	250	238
5.25%, 12/01/2052	2,385	2,608
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,804
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	665	641
4.00%, 06/01/2041	750	645
4.00%, 06/01/2051	800	629
4.00%, 06/01/2056	850	653
5.00%, 08/01/2030	100	102
5.00%, 07/01/2031	205	196
5.00%, 07/01/2032	600	570
5.00%, 07/01/2037	365	333
5.00%, 06/15/2039	500	481
5.00%, 06/15/2040(4)	900	909
5.00%, 08/01/2040	620	617
5.00%, 07/01/2042	145	125
5.00%, 07/01/2049	245	202
5.00%, 06/15/2050	1,375	1,231
5.00%, 06/15/2050(4)	1,700	1,683
5.00%, 08/01/2050	1,050	996
5.25%, 11/01/2052	3,030	3,200
School District of Philadelphia
4.00%, 09/01/2036	910	940
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,500	1,539
5.00%, 01/01/2038	3,125	3,179
Tower Health
4.45%, 02/01/2050	500	240
West Cornwall Township Municipal Authority
4.00%, 11/15/2041	370	320

Total Pennsylvania		131,385

Puerto Rico – 8.64%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	457	452
0.00%, 07/01/2033	3,596	2,359
0.00%, 11/01/2043(1)	15,261	8,821
0.00%, 11/01/2051(1)	8,956	4,232
0.00%, 11/01/2051(1)	13,416	7,882
4.00%, 07/01/2033	5,888	5,865
4.00%, 07/01/2035	3,881	3,805
4.00%, 07/01/2037	6,234	6,016
4.00%, 07/01/2041	3,932	3,698
4.00%, 07/01/2046	4,114	3,772
5.38%, 07/01/2025	15,968	16,284
5.63%, 07/01/2027	4,280	4,551
5.63%, 07/01/2029	2,550	2,789
5.75%, 07/01/2031	7,451	8,394
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(4)	2,320	2,204
4.00%, 07/01/2042(4)	4,960	4,713
4.00%, 07/01/2042(4)	6,380	6,062
4.00%, 07/01/2047(4)	895	821
4.00%, 07/01/2047(4)	1,450	1,330
5.00%, 07/01/2027(4)	1,070	1,109
5.00%, 07/01/2029(4)	1,660	1,751
5.00%, 07/01/2029(4)	3,395	3,582
5.00%, 07/01/2030(4)	16,360	17,403
5.00%, 07/01/2033(4)	475	512
5.00%, 07/01/2033(4)	5,620	6,010
5.00%, 07/01/2035(4)	9,815	10,352
5.00%, 07/01/2037(4)	1,145	1,200
5.00%, 07/01/2037(4)	2,580	2,719
5.00%, 07/01/2037(4)	6,215	6,515
5.00%, 07/01/2047(4)	7,910	8,045
6.13%, 07/01/2024	105	106
Puerto Rico Electric Power Authority
3.70%, 07/01/2017(2)(3)	30	8
4.75%, 07/01/2033	165	161
5.00%, 07/01/2017(2)(3)	15	4
5.00%, 07/01/2019(2)(3)	250	66
5.00%, 07/01/2020(2)(3)	40	11
5.00%, 07/01/2021(2)(3)	140	37
5.00%, 07/01/2024(2)(3)	570	150
5.00%, 07/01/2025(2)(3)	75	20
5.00%, 07/01/2026(2)(3)	125	33
5.00%, 07/01/2027(2)(3)	25	7
5.00%, 07/01/2027(2)(3)	35	9
5.00%, 07/01/2028(2)(3)	45	12
5.00%, 07/01/2028(2)(3)	170	45
5.00%, 07/01/2029(2)(3)	755	198
5.00%, 07/01/2032(2)(3)	815	214
5.00%, 07/01/2037(2)(3)	1,240	326
5.00%, 07/01/2042(2)(3)	110	29
5.05%, 07/01/2042(2)(3)	130	34
5.25%, 07/01/2019(2)(3)	395	104
5.25%, 07/01/2024(2)(3)	125	33
5.25%, 07/01/2024(2)(3)	3,530	927
5.25%, 07/01/2026(2)(3)	105	28
5.25%, 07/01/2026(2)(3)	135	35
5.25%, 07/01/2026(2)(3)	965	253
5.25%, 07/01/2027(2)(3)	215	56
5.25%, 07/01/2027(2)(3)	410	108
5.25%, 07/01/2027(2)(3)	415	109
5.25%, 07/01/2028(2)(3)	295	77
5.25%, 07/01/2029(2)(3)	340	89
5.25%, 07/01/2033(2)(3)	135	35
5.25%, 07/01/2035(2)(3)	300	79
5.25%, 07/01/2040(2)(3)	4,145	1,088
5.50%, 07/01/2018(2)(3)	40	11
5.50%, 07/01/2038(2)(3)	4,340	1,139
5.75%, 07/01/2036(2)(3)	1,400	368
6.75%, 07/01/2036(2)(3)	2,265	595
7.25%, 07/01/2030(2)(3)	265	70
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.50%, 10/01/2029	50	50
5.00%, 07/01/2030	500	536
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2027	912	807
0.00%, 07/01/2029	3,394	2,780
0.00%, 07/01/2031	7,092	5,354
0.00%, 07/01/2033	5,431	3,759
0.00%, 07/01/2046	50,723	16,166
0.00%, 07/01/2051	10,820	2,522
4.33%, 07/01/2040	1,232	1,232
4.33%, 07/01/2040	6,897	6,899
4.54%, 07/01/2053	205	197
4.55%, 07/01/2040	1,442	1,455
4.75%, 07/01/2053	11,840	11,784
4.78%, 07/01/2058	14,272	14,164
5.00%, 07/01/2058	17,005	17,054
University of Puerto Rico
5.00%, 06/01/2024	355	355
5.00%, 06/01/2025	150	149
5.00%, 06/01/2026	100	99
5.00%, 06/01/2030	35	34
5.00%, 06/01/2036	20	19

Total Puerto Rico		245,337

Rhode Island – 0.13%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035(2)(3)	855	342
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	327
5.25%, 05/15/2054	450	481
Rhode Island Student Loan Authority
3.50%, 12/01/2034	250	234
4.13%, 12/01/2041	250	246
4.13%, 12/01/2043	300	294
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,885	1,889

Total Rhode Island		3,813

South Carolina – 1.10%
Connector 2000 Association, Inc.
0.00%, 01/01/2032	1,026	410
0.00%, 01/01/2032	4,309	2,581
0.00%, 01/01/2042	8,410	2,489
0.00%, 07/22/2051	151	5
0.00%, 07/22/2051	1,510	106
0.00%, 07/22/2051	30,027	4,035
South Carolina Jobs-Economic Development Authority
4.00%, 04/01/2033(1)	1,730	1,735
5.00%, 05/01/2037	500	453
5.00%, 05/01/2042	500	425
5.00%, 11/15/2042	585	564
5.00%, 05/01/2043	4,675	4,807
5.00%, 04/01/2047	2,000	1,737
5.00%, 04/01/2052	1,750	1,477
5.00%, 11/15/2054	1,000	895
5.75%, 11/15/2029	1,000	988
6.00%, 02/01/2035(2)(3)(4)	955	96
6.25%, 02/01/2045(2)(3)(4)	1,860	186
7.13%, 06/15/2053(4)	135	140
8.00%, 12/06/2029(2)(3)	135	108
South Carolina Public Service Authority
5.00%, 12/01/2037	500	511
5.00%, 12/01/2041	500	510
5.00%, 12/01/2050	500	502
5.00%, 12/01/2056	945	952
5.25%, 12/01/2055	910	916
5.50%, 12/01/2054	555	555
South Carolina State Housing Finance & Development Authority
6.00%, 01/01/2054	200	220
6.25%, 07/01/2054	2,000	2,234
Spartanburg Regional Health Services District
5.00%, 04/15/2032	1,340	1,508

Total South Carolina		31,145

South Dakota – 0.23%
City of Sioux Falls SD
5.00%, 11/01/2028	100	100
5.00%, 11/01/2030	105	104
5.00%, 11/01/2032	95	94
5.00%, 11/01/2042	1,885	1,691
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,720
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	1,500	1,521
South Dakota Housing Development Authority
4.00%, 11/01/2047	325	323
6.25%, 05/01/2055	850	936

Total South Dakota		6,489

Tennessee – 0.90%
Chattanooga Health Educational & Housing Facility Board
3.25%, 08/01/2044	375	303
5.00%, 10/01/2030	500	507
5.00%, 10/01/2032	1,215	1,230
5.00%, 10/01/2035	2,445	2,473
Clarksville Public Building Authority
4.62%, 01/01/2033(1)	2,000	2,000
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,343
Knox County Health Educational & Housing Facility Board
5.50%, 07/01/2054	10	11
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	440	382
5.50%, 07/01/2037	1,600	1,114
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.25%, 05/01/2053	2,500	2,683
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043(4)	250	92
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,224
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(4)	360	361
5.13%, 06/01/2036(4)	3,290	3,354
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	34
5.00%, 09/01/2037(4)	1,590	1,324
5.25%, 12/01/2044	80	75
5.25%, 12/01/2049	230	211
Tennergy Corp.
4.00%, 12/01/2051(1)	500	500
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725	2,776
5.00%, 05/01/2052(1)	1,000	1,056
5.25%, 09/01/2026	810	828
Tennessee Housing Development Agency
3.50%, 01/01/2050	470	460

5.75%, 01/01/2055	150	162
6.25%, 01/01/2054	115	125

Total Tennessee		25,628

Texas – 6.31%
Aldine Independent School District
4.00%, 02/15/2054	1,600	1,513
Arlington Higher Education Finance Corp.
4.00%, 08/15/2041	1,220	1,038
5.00%, 12/01/2036	1,405	1,429
5.00%, 08/15/2041	300	274
Austin Convention Enterprises, Inc.
5.00%, 01/01/2025	1,150	1,144
5.00%, 01/01/2027	400	398
5.00%, 01/01/2028	575	574
5.00%, 01/01/2028	1,630	1,653
5.00%, 01/01/2029	555	556
5.00%, 01/01/2029	1,045	1,062
5.00%, 01/01/2030	140	143
5.00%, 01/01/2030	720	722
5.00%, 01/01/2031	200	204
5.00%, 01/01/2032	155	155
5.00%, 01/01/2032	1,925	1,959
5.00%, 01/01/2033	210	214
5.00%, 01/01/2034	240	244
5.00%, 01/01/2034	1,215	1,217
Baytown Municipal Development District
4.00%, 10/01/2050	620	456
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	95
5.00%, 12/01/2030	115	115
5.00%, 12/01/2040	200	190
5.00%, 12/01/2045	740	678
5.25%, 12/01/2035	665	667
Brazoria County Industrial Development Corp.
10.00%, 06/01/2042(1)(4)	250	250
12.00%, 06/01/2043(4)	500	505
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	411
Capital Area Housing Finance Corp.
3.50%, 01/01/2041(1)	1,000	992
Central Texas Regional Mobility Authority
5.00%, 01/01/2034	35	39
5.00%, 01/01/2035	600	659
5.00%, 01/01/2036	600	655
5.00%, 01/01/2037	605	658
5.00%, 01/01/2039	10	11
5.00%, 01/01/2046	270	284
Central Texas Turnpike System
0.00%, 08/15/2028	150	128
5.00%, 08/15/2037	2,500	2,508
5.00%, 08/15/2042	1,400	1,402
City of Austin TX Airport System Revenue
5.00%, 11/15/2041	35	35
5.00%, 11/15/2043	80	86
5.25%, 11/15/2047	2,160	2,321
City of Dallas TX
6.00%, 08/15/2053(1)(4)	300	303
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,690	3,450
4.00%, 07/15/2041	6,340	5,927
4.75%, 07/01/2024	790	791
5.00%, 07/01/2027	1,725	1,752
5.00%, 07/15/2027	2,325	2,362
5.00%, 07/01/2029	500	500
5.00%, 07/15/2030	730	732
5.00%, 07/15/2035	1,700	1,704
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	203
City of Seagoville TX
6.00%, 09/15/2044(4)	1,000	995
6.25%, 09/15/2054(4)	1,500	1,490
Clifton Higher Education Finance Corp.
4.00%, 08/15/2029	250	256
4.13%, 08/15/2049	3,885	3,748
4.25%, 08/15/2053	2,800	2,716
6.13%, 08/15/2048	7,835	8,003
6.25%, 06/15/2053(4)	350	355
Conroe Local Government Corp.
3.50%, 10/01/2031(4)	20	17
4.00%, 10/01/2050	660	512
5.00%, 10/01/2050(4)	120	96
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	243
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038	100	100
4.75%, 11/01/2042	840	840
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	7,445	7,445
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038	35	33
5.00%, 01/01/2043	365	330
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	115	113
4.00%, 12/01/2039	70	68
4.00%, 12/01/2040	70	67
4.00%, 12/01/2041	70	67

Humble Independent School District
4.00%, 02/15/2054	2,000	1,931
Hurst-Euless-Bedford Independent School District
4.00%, 08/15/2050	400	387
Jacksonville Independent School District
5.00%, 02/15/2028	1,350	1,455
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,065	1,065
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	2,069
Matagorda County Navigation District No 1
4.25%, 05/01/2030	500	492
4.40%, 05/01/2030	1,000	1,023
Midland Independent School District
4.00%, 02/15/2054	1,200	1,148
Mission Economic Development Corp.
4.10%, 05/01/2046(1)	350	350
4.63%, 10/01/2031(4)	10,210	10,200
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	87
5.00%, 09/15/2033	310	316
5.00%, 09/15/2034	95	97
5.00%, 09/15/2035	1,185	1,205
5.00%, 09/15/2036	170	173
5.00%, 09/15/2037	1,245	1,262
5.00%, 09/15/2038	215	217
5.00%, 09/15/2043	645	651
5.00%, 09/15/2048	1,335	1,345
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061(1)	479	179
3.38%, 08/15/2029(4)	250	232
4.00%, 11/01/2055	250	215
5.00%, 04/01/2027	1,260	1,328
5.00%, 04/01/2029	1,395	1,395
5.00%, 04/01/2030	35	35
5.00%, 04/01/2031	335	346
5.00%, 10/01/2031	230	222
5.00%, 11/01/2031	1,750	1,789
5.00%, 10/01/2032	30	29
5.00%, 10/01/2033	70	67
5.00%, 04/01/2034	475	475
5.00%, 10/01/2034	255	241
5.00%, 04/01/2035	105	106
5.00%, 07/01/2035	2,100	1,948
5.00%, 04/01/2036	820	848
5.00%, 04/01/2036	1,000	1,033
5.00%, 11/15/2036	35	36
5.00%, 04/01/2037	2,515	2,651
5.00%, 01/01/2039	250	210
5.00%, 04/01/2039	100	100
5.00%, 10/01/2039	350	310
5.00%, 07/01/2040	4,000	3,670
5.00%, 11/01/2040	1,100	1,105
5.00%, 04/01/2042	135	142
5.00%, 04/01/2046	210	208
5.00%, 04/01/2046	1,060	1,051
5.00%, 11/15/2046	105	108
5.00%, 04/01/2047	410	416
5.00%, 07/01/2047	1,075	997
5.00%, 04/01/2048	1,250	1,292
5.00%, 08/15/2049(4)	250	234
5.00%, 07/01/2057	680	576
5.00%, 07/01/2058	475	477
5.25%, 10/01/2049	1,020	857
5.38%, 11/15/2036	35	31
5.50%, 07/01/2045	1,500	1,186
5.50%, 11/15/2046	70	59
5.50%, 11/15/2052	320	263
5.50%, 07/01/2054	690	512
5.50%, 01/01/2057	1,000	820
Newark Higher Education Finance Corp.
4.00%, 08/15/2041	250	216
4.00%, 08/15/2051	225	177
North Texas Tollway Authority
4.25%, 01/01/2049	500	490
5.00%, 01/01/2033	3,150	3,183
5.00%, 01/01/2039	170	174
Port Beaumont Navigation District
2.88%, 01/01/2041(4)	1,000	719
3.00%, 01/01/2050(4)	170	110
3.63%, 01/01/2035(4)	1,770	1,537
4.00%, 01/01/2050(4)	1,295	1,023
San Antonio Water System
5.00%, 05/15/2050	250	263
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 05/15/2027	100	98
5.00%, 11/15/2035(2)(3)	830	22
5.00%, 11/15/2035	1,750	1,718
5.00%, 11/15/2037	170	171
5.00%, 11/15/2040	265	266
5.00%, 11/15/2040	1,800	1,708
5.00%, 05/15/2045	50	45
5.00%, 11/15/2045(2)(3)	1,542	42
5.00%, 11/15/2046	1,900	1,849
5.25%, 11/15/2047(2)(3)	108	3
5.75%, 12/01/2054(2)(3)	1,036	673

Texas City Independent School District
4.00%, 08/15/2053	255	244
Texas Department of Housing & Community Affairs
5.75%, 07/01/2054	2,000	2,187
6.00%, 03/01/2054	95	105
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	1,725	1,790
Texas Municipal Gas Acquisition & Supply Corp. II
4.38% (3 Month Term SOFR + 0.86%), 09/15/2027(5)	500	498
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	255	264
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054(1)	1,000	1,082
5.50%, 01/01/2054(1)	1,100	1,231
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039	1,650	1,672
5.00%, 12/31/2034	3,000	3,258
5.00%, 12/31/2050	5,410	5,352
5.00%, 12/31/2055	3,030	2,933
5.00%, 06/30/2058	10,865	10,990
5.50%, 12/31/2058	1,875	2,048
Texas Transportation Commission
5.00%, 04/01/2025	400	407
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,712
Texas Water Development Board
4.00%, 10/15/2051	1,000	969

Total Texas		179,363

Utah – 0.79%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2043	235	242
5.00%, 07/01/2046	395	414
5.00%, 07/01/2047	5,000	5,081
5.25%, 07/01/2048	3,000	3,098
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054(4)	660	667
Mida Mountain Village Public Infrastructure District
4.00%, 08/01/2024(4)	1,120	1,116
4.00%, 08/01/2027(4)	885	871
4.00%, 08/01/2031(4)	1,000	967
4.00%, 08/01/2050(4)	750	600
4.50%, 08/01/2040(4)	1,250	1,152
Military Installation Development Authority
4.00%, 06/01/2041	200	165
4.00%, 06/01/2041	1,415	1,169
4.00%, 06/01/2052	4,145	3,054
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(4)	4,365	3,786
Utah Housing Corp.
6.00%, 07/01/2054	50	55

Total Utah		22,437

Vermont – 0.04%
Vermont Economic Development Authority
4.00%, 05/01/2045	1,000	840
Vermont Student Assistance Corp.
2.38%, 06/15/2039	225	204
4.00%, 06/15/2041	210	202

Total Vermont		1,246

Virgin Islands – 0.24%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	535	559
5.00%, 10/01/2030	775	822
5.00%, 10/01/2039	2,000	2,087
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	2,800	2,817
5.00%, 10/01/2039(4)	500	468

Total Virgin Islands		6,753

Virginia – 3.82%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	5,610	5,647
5.00%, 07/01/2051	1,670	1,676
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	523
County of Botetourt VA
6.00%, 07/01/2034	1,995	2,000
Fairfax County Industrial Development Authority
4.00%, 05/15/2044	1,000	986
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	1,027
5.00%, 01/01/2040	190	189
5.00%, 01/01/2048	500	477
5.00%, 01/01/2050	1,000	947
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	501
Hanover County Economic Development Authority
4.00%, 07/01/2040(4)	2,000	1,603
4.00%, 07/01/2047(4)	2,000	1,456
5.00%, 07/01/2038	250	232
Henrico County Economic Development Authority
5.00%, 06/01/2039	300	289
5.00%, 10/01/2047	1,185	1,217
James City County Economic Development Authority
4.00%, 12/01/2040	100	88
4.00%, 06/01/2041	125	107
4.00%, 06/01/2047	385	305
4.00%, 12/01/2050	1,000	788

5.50%, 12/01/2028	1,270	1,280
5.75%, 12/01/2028	90	91
6.88%, 12/01/2058	70	77
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	181
4.00%, 01/01/2055	345	320
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	800	794
5.00%, 01/01/2035	275	269
5.00%, 01/01/2046	590	521
5.00%, 01/01/2049	720	621
5.38%, 01/01/2035	425	426
5.38%, 01/01/2046	290	271
Stafford County Economic Development Authority
5.00%, 06/15/2033	70	72
5.00%, 06/15/2035	90	92
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,324
5.00%, 06/01/2047	13,005	12,304
Virginia Beach Development Authority
6.25%, 09/01/2030	250	260
7.00%, 09/01/2059	550	613
Virginia College Building Authority
5.00%, 07/01/2024(4)	100	100
5.00%, 07/01/2025(4)	100	100
5.00%, 07/01/2030(4)	820	823
5.00%, 07/01/2045(4)	710	667
5.00%, 07/01/2045(4)	3,905	3,666
5.25%, 07/01/2030(4)	100	101
5.25%, 07/01/2035(4)	1,120	1,125
Virginia Housing Development Authority
5.25%, 11/01/2057	1,350	1,386
Virginia Small Business Financing Authority
4.00%, 07/01/2029	1,000	1,013
4.00%, 01/01/2036	2,000	2,020
4.00%, 01/01/2037	1,515	1,518
4.00%, 01/01/2038	330	327
4.00%, 01/01/2039	6,770	6,628
4.00%, 01/01/2040	2,750	2,630
4.00%, 01/01/2040	5,965	5,778
4.00%, 01/01/2041	185	176
4.00%, 01/01/2042	90	85
4.00%, 01/01/2045	250	227
4.00%, 01/01/2048	9,475	8,718
4.00%, 12/01/2051	300	256
5.00%, 07/01/2035	305	331
5.00%, 01/01/2036	70	76
5.00%, 07/01/2037	160	171
5.00%, 12/31/2047	5,025	5,197
5.00%, 01/01/2048(1)(4)	500	478
5.00%, 12/31/2049	4,050	4,086
5.00%, 12/31/2052	10,570	10,641
5.00%, 12/31/2056	8,315	8,361
5.00%, 12/31/2057	2,255	2,302

Total Virginia		108,561

Washington – 1.12%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,180	1,181
Kalispel Tribe of Indians
5.00%, 01/01/2032(4)	1,225	1,265
5.25%, 01/01/2038(4)	770	795
Port of Seattle WA
5.00%, 08/01/2042	150	160
Skagit County Public Hospital District No 1
5.50%, 12/01/2041	300	327
5.50%, 12/01/2054	2,715	2,883
State of Washington
5.00%, 08/01/2044	1,000	1,104
Washington Health Care Facilities Authority
5.00%, 08/15/2025	1,000	1,015
5.00%, 12/01/2036	275	287
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	936
4.00%, 05/01/2050	950	859
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	344
3.00%, 07/01/2048	115	87
3.00%, 07/01/2058	225	165
3.00%, 07/01/2058	930	655
4.00%, 07/01/2031	2,610	2,588
4.00%, 07/01/2058	100	90
5.00%, 07/01/2033	100	106
5.00%, 07/01/2034	550	596
5.00%, 07/01/2048	200	206
5.00%, 07/01/2058	2,000	2,049
Washington State Housing Finance Commission
3.38%, 04/20/2037	2,943	2,651
3.50%, 12/20/2035	5,456	5,058
4.00%, 07/01/2026(4)	510	494
5.00%, 07/01/2031(4)	1,000	964
5.00%, 07/01/2038(4)	100	97
5.00%, 01/01/2046(4)	220	180
5.00%, 07/01/2046(4)	500	419
5.00%, 07/01/2048(4)	145	129
5.00%, 07/01/2048(4)	195	147
5.00%, 01/01/2051(4)	455	357

5.00%, 07/01/2051(4)	650	524
5.00%, 07/01/2053(4)	480	351
5.00%, 01/01/2055(4)	3,200	2,458
5.00%, 01/01/2056(4)	250	204

Total Washington		31,731

West Virginia – 0.32%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(4)	860	763
4.88%, 06/01/2043(4)	350	339
5.50%, 06/01/2037(4)	365	374
5.75%, 06/01/2043(4)	365	374
7.00%, 06/01/2043(4)	915	980
West Virginia Economic Development Authority
4.70%, 04/01/2036(1)	2,150	2,194
5.00%, 07/01/2045(1)	3,635	3,651
West Virginia Hospital Finance Authority
6.00%, 09/01/2048	100	115
6.00%, 09/01/2053	300	340

Total West Virginia		9,130

Wisconsin – 2.53%
Public Finance Authority
3.00%, 04/01/2025(4)	150	148
4.00%, 06/15/2029(4)	55	53
4.00%, 07/01/2030(4)	25	24
4.00%, 04/01/2032(4)	210	208
4.00%, 08/01/2035	7,810	7,057
4.00%, 11/15/2037	150	150
4.00%, 07/01/2041	1,315	1,022
4.00%, 12/01/2041(4)	1,000	857
4.00%, 01/01/2042	325	305
4.00%, 04/01/2042(4)	1,600	1,450
4.00%, 07/01/2046	1,125	917
4.00%, 01/01/2047	250	226
4.00%, 06/01/2051(4)	715	532
4.00%, 07/01/2051(4)	340	283
4.00%, 07/01/2051	840	647
4.00%, 09/30/2051	1,000	837
4.00%, 04/01/2052(4)	1,350	1,157
4.00%, 06/01/2056(4)	2,650	1,853
4.00%, 07/01/2061(4)	1,280	1,019
4.05%, 11/01/2030	170	165
4.25%, 07/01/2054	4,525	3,232
4.30%, 11/01/2030	3,105	3,061
4.75%, 03/01/2052	200	189
5.00%, 12/01/2025	1,655	1,677
5.00%, 09/01/2030(4)	55	55
5.00%, 06/15/2034	500	514
5.00%, 06/01/2037(4)	435	417
5.00%, 06/15/2037(4)	1,130	1,081
5.00%, 07/01/2037	880	880
5.00%, 09/01/2038(4)	115	108
5.00%, 06/15/2039(4)	70	65
5.00%, 06/15/2039	500	503
5.00%, 06/15/2039(4)	640	629
5.00%, 04/01/2040(4)	400	409
5.00%, 07/01/2040(4)	650	605
5.00%, 06/01/2041(4)	550	535
5.00%, 11/15/2041	445	467
5.00%, 10/01/2043(4)	155	147
5.00%, 07/01/2047	135	131
5.00%, 10/01/2048(4)	1,735	1,589
5.00%, 06/15/2049(4)	420	391
5.00%, 06/15/2049(4)	870	754
5.00%, 06/15/2049	1,100	1,058
5.00%, 04/01/2050(4)	450	451
5.00%, 06/01/2050(4)	750	671
5.00%, 06/15/2051(4)	200	178
5.00%, 02/01/2052	2,155	2,174
5.00%, 06/01/2052(4)	1,235	1,052
5.00%, 07/01/2052	290	276
5.00%, 10/01/2053(4)	915	816
5.00%, 06/15/2054(4)	655	599
5.00%, 09/01/2054(4)	625	560
5.00%, 07/01/2055(4)	650	555
5.00%, 01/01/2056(4)	1,055	859
5.00%, 06/15/2056(4)	130	113
5.00%, 05/01/2060(4)	5,245	3,963
5.00%, 02/01/2062	290	290
5.13%, 06/15/2047(4)	180	161
5.25%, 05/15/2037(4)	485	486
5.25%, 07/01/2042	1,405	1,540
5.25%, 05/15/2047(4)	835	782
5.25%, 05/15/2052(4)	155	142
5.25%, 07/01/2061(4)	565	484
5.38%, 07/01/2047	2,135	2,327
5.38%, 07/15/2047(4)	100	99
5.50%, 12/15/2028(4)	750	754
5.75%, 07/01/2053(4)	385	411
5.75%, 07/01/2062	500	537
5.75%, 07/01/2063(4)	2,700	2,859
5.88%, 11/15/2027(4)	750	743
6.13%, 12/15/2029(4)	250	248
6.13%, 11/15/2037(4)	1,000	983
6.25%, 11/15/2029	250	250
6.25%, 06/15/2053(4)	1,930	1,949
6.63%, 07/01/2053(4)	500	517

7.05%, 09/01/2046(1)(4)	795	783
9.00%, 05/01/2071(4)	2,425	2,157
10.00%, 11/01/2038(4)	750	754
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	90	77
4.00%, 09/15/2036	55	51
4.00%, 09/15/2041	50	43
4.00%, 09/15/2041	1,010	875
4.00%, 09/15/2045	45	37
4.00%, 09/15/2045	950	776
4.20%, 08/15/2028	400	400
5.00%, 06/01/2037	75	72
5.00%, 06/01/2041	570	528

Total Wisconsin		71,789

Total Municipal Bonds (Cost: $2,760,002)		2,795,079

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00%(6)
Basic Materials – 0.00%(6)
Ingevity Corp.(3)(7)	0	3

Total Basic Materials		3

Consumer, Cyclical – 0.00%(6)
United Airlines Holdings, Inc.(3)(7)	0	1

Total Consumer, Cyclical		1

Industrials – 0.00%(6)
Westrock Co.(7)	0	21

Total Industrials		21

Total Common Stocks (Cost: $19)		25

SHORT-TERM INVESTMENTS – 0.43%
Money Market Funds – 0.19%
Fidelity Institutional Money Market Government Fund—Class I, 5.25%(8)	5,474	5,474

Total Money Market Funds (Cost: $5,474)		5,474

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills – 0.17%
United States Treasury Bill, 0.00%, 04/30/2024	$5,000	4,979

Total U.S. Treasury Bills (Cost: $4,979)		4,979

Time Deposits – 0.07%
Citibank, New York, 4.83% due 03/29/2024	1,850	1,850

Total Time Deposits (Cost: $1,850)		1,850

Total Short-Term Investments (Cost: $12,303)		12,303

TOTAL INVESTMENTS IN SECURITIES – 98.83%
(Cost: $2,772,324)		2,807,407

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.17%		33,253

TOTAL NET ASSETS – 100.00%		$2,840,660

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2024.
(2)	Security in default as of March 31, 2024. The value of these securities totals $13,235, which represents 0.47% of total net assets.
(3)	Non-income producing security.
(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $538,614, which represents 18.96% of total net assets.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2024.
(6)	Amount calculated is less than 0.005%.
(7)	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
160	U.S. 5 Year Note Future	Jun. 2024	$17,116	$17,123	$7

					$7

MUNICIPAL BONDS	Percentages of Net Assets
Education	8.06%
General Obligation	6.91%
General Revenue	40.78%
Healthcare	16.64%
Housing	6.93%
Transportation	13.65%
Utilities	5.43%

Total Municipal Bonds	98.40%

COMMON STOCKS
Basic Materials	0.00	%(1)
Consumer, Cyclical	0.00	%(1)
Industrials	0.00	%(1)

Total Common Stocks	0.00	%(1)

SHORT-TERM INVESTMENTS	0.43%

TOTAL INVESTMENTS	98.83%
OTHER ASSETS IN EXCESS OF LIABILITIES	1.17%

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.25%
Communication Services – 8.40%
Alphabet, Inc.—Class A(1)	4,573	$690,169
Alphabet, Inc.—Class C(1)	3,116	474,487
Cable One, Inc.(2)	0	19
Charter Communications, Inc.—Class A(1)	10	2,973
Iridium Communications, Inc.	12	316
Liberty Broadband Corp.—Class A(1)(2)	0	21
Liberty Broadband Corp.—Class C(1)	3	150
Live Nation Entertainment, Inc.(1)	4	378
Match Group, Inc.(1)	25	906
Meta Platforms, Inc.—Class A	822	399,302
Netflix, Inc.(1)	752	456,539
Nexstar Media Group, Inc.—Class A	1	195
Pinterest, Inc.—Class A(1)	60	2,075
ROBLOX Corp.—Class A(1)	48	1,832
Roku, Inc.—Class A(1)	2	109
Spotify Technology SA(1)	14	3,784
TKO Group Holdings, Inc.—Class A	6	527
Trade Desk, Inc.—Class A(1)	607	53,060
Walt Disney Co.	1,208	147,766
ZoomInfo Technologies, Inc.—Class A(1)	16	256

Total Communication Services		2,234,864

Consumer Discretionary – 14.02%
Airbnb, Inc.—Class A(1)	513	84,552
Amazon.com, Inc.(1)	10,578	1,908,080
Aptiv Plc(1)	558	44,468
AutoZone, Inc.(1)	1	4,627
Best Buy Co., Inc.	3	211
Booking Holdings, Inc.	4	12,901
Bright Horizons Family Solutions, Inc.(1)	1	88
Brunswick Corp.	1	60
Burlington Stores, Inc.(1)	7	1,538
Caesars Entertainment, Inc.(1)	9	378
CarMax, Inc.(1)	1	84
Cava Group, Inc.(1)	4	267
Chipotle Mexican Grill, Inc.—Class A(1)	17	48,758
Choice Hotels International, Inc.	3	389
Churchill Downs, Inc.	7	888
Coupang, Inc.—Class A(1)	112	2,001
Crocs, Inc.(1)	6	874
Darden Restaurants, Inc.	6	950
Deckers Outdoor Corp.(1)	3	2,444
Domino’s Pizza, Inc.	4	1,757
DoorDash, Inc.—Class A(1)	25	3,404
DraftKings, Inc.—Class A(1)	42	1,923
eBay, Inc.	3	163
Etsy, Inc.(1)	7	465
Expedia Group, Inc.(1)	10	1,377
Five Below, Inc.(1)	6	1,014
Floor & Decor Holdings, Inc.—Class A(1)	11	1,380
Grand Canyon Education, Inc.(1)	1	125
H&R Block, Inc.	10	474
Hilton Worldwide Holdings, Inc.	12	2,491
Home Depot, Inc.	652	250,040
Las Vegas Sands Corp.	35	1,823
Lowe’s Companies, Inc.	43	10,992
Lululemon Athletica, Inc.(1)	147	57,419
LVMH Moet Hennessy Louis Vuitton SE	78	70,008
Marriott International, Inc.—Class A	225	56,749
McDonald’s Corp.	531	149,613
MercadoLibre, Inc.(1)	98	148,753
Murphy USA, Inc.	2	800
NIKE, Inc.—Class B	1,221	114,766
Norwegian Cruise Line Holdings Ltd.(1)	10	205

NVR, Inc.(1)(2)	0	202
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	172
O’Reilly Automotive, Inc.(1)	5	5,786
Peloton Interactive, Inc.—Class A(1)	34	144
Planet Fitness, Inc.—Class A(1)	4	253
Polaris, Inc.	1	52
Pool Corp.	4	1,569
RH(1)(2)	0	101
Ross Stores, Inc.	31	4,611
Royal Caribbean Cruises Ltd.(1)	7	1,006
Service Corp. International	5	382
Skechers USA, Inc.—Class A(1)	1	65
Starbucks Corp.	2,923	267,119
Tapestry, Inc.	2	78
Tempur Sealy International, Inc.	4	210
Tesla, Inc.(1)	737	129,492
Texas Roadhouse, Inc.—Class A	7	1,060
TJX Companies, Inc.	116	11,784
TopBuild Corp.(1)(2)	0	99
Tractor Supply Co.	11	2,876
Travel + Leisure Co.	3	149
Ulta Beauty, Inc.(1)	5	2,595
Vail Resorts, Inc.(2)	0	96
Valvoline, Inc.(1)	4	169
Victoria’s Secret & Co.(1)	4	73
Wayfair, Inc.—Class A(1)	3	213
Wendy’s Co.	17	318
Williams-Sonoma, Inc.	1	261
Wingstop, Inc.	3	1,094
Wyndham Hotels & Resorts, Inc.	1	50
Wynn Resorts Ltd.	1	71
YETI Holdings, Inc.(1)	9	343
Yum! Brands, Inc.	2,223	308,212

Total Consumer Discretionary		3,730,004

Consumer Staples – 3.01%
Albertsons Companies, Inc.—Class A	4	84
BJ’s Wholesale Club Holdings, Inc.(1)	5	350
Boston Beer Co., Inc.—Class A(1)	1	279
Brown-Forman Corp.—Class A	4	201
Brown-Forman Corp.—Class B	15	751
Casey’s General Stores, Inc.	1	186
Celsius Holdings, Inc.(1)	15	1,215
Church & Dwight Co., Inc.	22	2,332
Clorox Co.	13	1,935
Coca-Cola Co.	2,440	149,257
Constellation Brands, Inc.—Class A	2	454
Costco Wholesale Corp.	215	157,297
Dollar General Corp.	22	3,494
Estee Lauder Companies, Inc.—Class A	497	76,563
Freshpet, Inc.(1)	1	130
Hershey Co.	11	2,201
Kenvue, Inc.	60	1,282
Kimberly-Clark Corp.	32	4,188
Lamb Weston Holdings, Inc.	14	1,482
L’Oreal SA	104	49,286
Mondelez International, Inc.—Class A	1,209	84,607
Monster Beverage Corp.(1)	76	4,492
PepsiCo, Inc.	97	16,983
Performance Food Group Co.(1)	7	557
Procter & Gamble Co.	873	141,617
Sysco Corp.	1,117	90,648
Target Corp.	47	8,308

Total Consumer Staples		800,179

Energy – 1.87%
Antero Midstream Corp.	12	174
APA Corp.	27	932
Cheniere Energy, Inc.	25	3,955
Chevron Corp.	1,388	218,935
ConocoPhillips	1,687	214,702
Halliburton Co.	18	722
Hess Corp.	16	2,427

New Fortress Energy, Inc.—Class A	6	178
ONEOK, Inc.	3	215
Ovintiv, Inc.	12	608
Pioneer Natural Resources Co.	191	50,141
Targa Resources Corp.	23	2,521
Texas Pacific Land Corp.	2	1,099

Total Energy		496,609

Financials – 15.93%
American Express Co.	2,098	477,655
Ameriprise Financial, Inc.	10	4,475
Aon Plc—Class A	955	318,552
Apollo Global Management, Inc.	53	5,971
Arch Capital Group Ltd.(1)	5	479
Ares Management Corp.—Class A	17	2,233
Arthur J. Gallagher & Co.	1	297
Bank of America Corp.	7,162	271,595
Blackstone, Inc.—Class A	467	61,348
Block, Inc.—Class A(1)	21	1,756
Blue Owl Capital, Inc.—Class A	7	137
Brown & Brown, Inc.	9	827
Charles Schwab Corp.	1,570	113,607
Chubb Ltd.	353	91,462
Commerce Bancshares, Inc.	967	51,466
Corpay, Inc.(1)	771	237,844
Equitable Holdings, Inc.	34	1,310
Euronet Worldwide, Inc.(1)	2	255
Everest Group Ltd.	1	248
FactSet Research Systems, Inc.	4	1,776
First Citizens BancShares, Inc.—Class A(2)	0	211
Fiserv, Inc.(1)	17	2,658
Goldman Sachs Group, Inc.	453	189,247
Intercontinental Exchange, Inc.	2,018	277,360
Jack Henry & Associates, Inc.	2	411
Kinsale Capital Group, Inc.	2	1,159
KKR & Co., Inc.—Class Miscella	17	1,676
Lincoln National Corp.	2	54
LPL Financial Holdings, Inc.	8	2,030
MarketAxess Holdings, Inc.	4	826
Marsh & McLennan Companies, Inc.	809	166,674
Mastercard, Inc.—Class A	357	171,812
Moody’s Corp.	15	5,816
Morningstar, Inc.	3	807
MSCI, Inc.—Class A	529	296,341
NU Holdings Ltd.—Class A(1)	5,012	59,793
PayPal Holdings, Inc.(1)	100	6,666
Primerica, Inc.	2	593
Progressive Corp.	45	9,228
RenaissanceRe Holdings Ltd.	1	334
RLI Corp.	1	144
Rocket Companies, Inc.—Class A(1)	5	70
Ryan Specialty Holdings, Inc.—Class A	10	547
S&P Global, Inc.	854	363,474
Shift4 Payments, Inc.—Class A(1)	6	365
SLM Corp.	9	189
Toast, Inc.—Class A(1)	37	922
TPG, Inc.—Class A	2	88
Tradeweb Markets, Inc.—Class A	4	425
UWM Holdings Corp.	4	26
Visa, Inc.—Class A	3,337	931,156
Wells Fargo & Co.	1,784	103,426
Western Union Co.	6	78
WEX, Inc.(1)	2	477
Willis Towers Watson Plc	1	372
XP, Inc.—Class A	3	73

Total Financials		4,238,821

Healthcare – 14.06%
10X Genomics, Inc.—Class A(1)	9	332
Abbott Laboratories	11	1,275
AbbVie, Inc.	180	32,757
Agilent Technologies, Inc.	24	3,510
agilon health, Inc.(1)	26	160
Align Technology, Inc.(1)	8	2,552
Alnylam Pharmaceuticals, Inc.(1)	10	1,540

Amgen, Inc.	37	10,528
Apellis Pharmaceuticals, Inc.(1)	10	609
BioMarin Pharmaceutical, Inc.(1)	2	210
Bio-Techne Corp.	15	1,052
Boston Scientific Corp.(1)	1,759	120,487
Bruker Corp.	10	965
Cardinal Health, Inc.	13	1,454
Cencora, Inc.—Class A	17	4,162
Certara, Inc.(1)	5	84
Chemed Corp.	1	681
Cigna Group	2	799
CVS Health Corp.	577	45,996
Danaher Corp.	2,061	514,569
DaVita, Inc.(1)	6	761
DexCom, Inc.(1)	40	5,482
Doximity, Inc.—Class A(1)	5	124
Edwards Lifesciences Corp.(1)	61	5,864
Elevance Health, Inc.	3	1,675
Eli Lilly & Co.	384	298,734
Exact Sciences Corp.(1)	6	440
Exelixis, Inc.(1)	23	555
GE HealthCare Technologies, Inc.	3	266
Globus Medical, Inc.—Class A(1)	4	195
HCA Healthcare, Inc.	4	1,410
Humana, Inc.	105	36,316
ICON Plc(1)	1	413
IDEXX Laboratories, Inc.(1)	8	4,521
Illumina, Inc.(1)	5	673
Incyte Corp.(1)	14	796
Inspire Medical Systems, Inc.(1)	3	637
Insulet Corp.(1)	7	1,212
Intuitive Surgical, Inc.(1)	258	102,850
Ionis Pharmaceuticals, Inc.(1)	13	556
IQVIA Holdings, Inc.(1)	1,517	383,675
Jazz Pharmaceuticals Plc(1)	3	389
Johnson & Johnson	1,235	195,443
Maravai LifeSciences Holdings, Inc.—Class A(1)	7	60
Masimo Corp.(1)	4	652
McKesson Corp.	5	2,787
Medpace Holdings, Inc.(1)	2	963
Medtronic Plc	1,256	109,429
Merck & Co., Inc.	48	6,299
Mettler-Toledo International, Inc.(1)	2	2,897
Molina Healthcare, Inc.(1)	3	1,326
Natera, Inc.(1)	11	993
Neurocrine Biosciences, Inc.(1)	10	1,366
Novo Nordisk—ADR	3,005	385,815
Novocure Ltd.(1)	11	175
Penumbra, Inc.(1)	4	816
Regeneron Pharmaceuticals, Inc.(1)	1	684
Repligen Corp.(1)	3	466
ResMed, Inc.	15	2,926
Roivant Sciences Ltd.(1)	36	374
Sarepta Therapeutics, Inc.(1)	9	1,181
Shockwave Medical, Inc.(1)	4	1,214
Sotera Health Co.(1)	8	91
Stryker Corp.	9	3,290
Thermo Fisher Scientific, Inc.	849	493,557
Ultragenyx Pharmaceutical, Inc.(1)	7	345
UnitedHealth Group, Inc.	1,508	746,225
Veeva Systems, Inc.—Class A(1)	15	3,422
Vertex Pharmaceuticals, Inc.(1)	221	92,223
Waters Corp.(1)	6	2,061
West Pharmaceutical Services, Inc.	8	2,991
Zoetis, Inc.—Class A	530	89,646

Total Healthcare		3,740,983

Industrials – 5.70%
Advanced Drainage Systems, Inc.	7	1,162
Allegion Plc	8	1,104
Allison Transmission Holdings, Inc.	1	78
American Airlines Group, Inc.(1)	24	375
AO Smith Corp.	1	128

Armstrong World Industries, Inc.	1	150
Automatic Data Processing, Inc.	36	9,033
Avis Budget Group, Inc.	1	94
Axon Enterprise, Inc.(1)	7	2,246
Boeing Co.(1)	536	103,419
Booz Allen Hamilton Holding Corp.—Class A	13	1,938
Broadridge Financial Solutions, Inc.	10	2,053
BWX Technologies, Inc.	2	175
Canadian Pacific Kansas City Ltd.	3,675	324,037
Caterpillar, Inc.	252	92,418
CH Robinson Worldwide, Inc.	9	699
ChargePoint Holdings, Inc.(1)	28	54
Cintas Corp.	8	5,398
Copart, Inc.(1)	87	5,062
CSX Corp.	22	824
Dayforce, Inc.(1)	1	92
Deere & Co.	25	10,087
Delta Air Lines, Inc.	4	171
Donaldson Co., Inc.	5	380
EMCOR Group, Inc.	2	580
Equifax, Inc.	9	2,284
Expeditors International of Washington, Inc.	2	251
Fastenal Co.	44	3,361
Ferguson Plc	1	266
FTI Consulting, Inc.(1)	1	141
Genpact Ltd.	5	160
Graco, Inc.	7	641
HEICO Corp.	452	86,302
HEICO Corp.—Class A	7	1,140
Honeywell International, Inc.	766	157,162
Hubbell, Inc.—Class B	3	1,041
IDEX Corp.	1	163
Illinois Tool Works, Inc.	25	6,668
JB Hunt Transport Services, Inc.	2	328
KBR, Inc.	5	311
Landstar System, Inc.	3	569
Lincoln Electric Holdings, Inc.	5	1,363
Lockheed Martin Corp.	22	10,004
Lyft, Inc.—Class A(1)	35	671
MSA Safety, Inc.	1	131
Nordson Corp.	203	55,828
Norfolk Southern Corp.	522	133,008
Northrop Grumman Corp.	1	402
Old Dominion Freight Line, Inc.	19	4,122
Otis Worldwide Corp.	2	237
Paychex, Inc.	33	4,032
Paycom Software, Inc.	5	1,054
Paycor HCM, Inc.(1)	3	60
Paylocity Holding Corp.(1)	4	738
Quanta Services, Inc.	4	1,003
RB Global, Inc.	14	1,071
Rockwell Automation, Inc.	12	3,425
Rollins, Inc.	26	1,193
Saia, Inc.(1)(2)	0	187
SiteOne Landscape Supply, Inc.(1)	1	245
Spirit AeroSystems Holdings, Inc.—Class A(1)	1	42
Tetra Tech, Inc.	1	193
Toro Co.	11	982
Trane Technologies Plc	7	2,063
TransDigm Group, Inc.	1	1,128
Trex Co., Inc.(1)	11	1,109
Uber Technologies, Inc.(1)	1,301	100,147
U-Haul Holding Co.—Class B	3	225
Union Pacific Corp.	27	6,537
United Parcel Service, Inc.—Class B	20	3,045
United Rentals, Inc.	1	1,009
Valmont Industries, Inc.(2)	0	34
Verisk Analytics, Inc.—Class A	15	3,437
Vertiv Holdings Co.—Class A	3	209
Waste Management, Inc.	1,637	348,933
Watsco, Inc.	1	363
WillScot Mobile Mini Holdings Corp.—Class A(1)	5	224

WW Grainger, Inc.	5	4,589
Xylem, Inc.	3	368

Total Industrials		1,515,956

Information Technology – 30.29%
Accenture Plc—Class A	525	181,866
Adobe, Inc.(1)	433	218,463
Advanced Micro Devices, Inc.(1)	1,218	219,831
Allegro MicroSystems, Inc.(1)	7	187
Amphenol Corp.—Class A	1,584	182,707
Analog Devices, Inc.	697	137,777
ANSYS, Inc.(1)	7	2,549
Apple, Inc.	4,267	731,758
Applied Materials, Inc.	989	204,064
AppLovin Corp.—Class A(1)	5	370
Arista Networks, Inc.(1)	26	7,410
ASML Holding NV—Class REG	29	27,931
Atlassian Corp.—Class A(1)	16	3,078
Autodesk, Inc.(1)	1,085	282,613
Bentley Systems, Inc.—Class B	19	968
Broadcom, Inc.	323	428,418
Cadence Design Systems, Inc.(1)	368	114,450
CDW Corp.	181	46,173
Cloudflare, Inc.—Class A(1)	30	2,901
Confluent, Inc.—Class A(1)	19	583
Crowdstrike Holdings, Inc.—Class A(1)	242	77,433
Datadog, Inc.—Class A(1)	28	3,463
DocuSign, Inc.—Class A(1)	21	1,248
DoubleVerify Holdings, Inc.—Class Rights(1)	14	488
Dropbox, Inc.—Class A(1)	24	575
Dynatrace, Inc.(1)	25	1,140
Elastic NV(1)	8	820
Enphase Energy, Inc.(1)	14	1,654
Entegris, Inc.	1	119
EPAM Systems, Inc.(1)	6	1,576
Fair Isaac Corp.(1)	2	3,084
Five9, Inc.(1)	7	459
Fortinet, Inc.(1)	66	4,477
Gartner, Inc.(1)	8	3,659
Gen Digital, Inc.	9	211
Gitlab, Inc.—Class A(1)	9	530
Globant SA(1)	4	852
GoDaddy, Inc.—Class A(1)	9	1,036
HashiCorp, Inc.—Class A(1)	7	187
HP, Inc.	18	556
HubSpot, Inc.(1)	5	2,945
Intuit, Inc.	566	367,584
Jabil, Inc.	8	1,073
Keysight Technologies, Inc.(1)	5	720
KLA Corp.	14	9,628
Lam Research Corp.	13	12,343
Lattice Semiconductor Corp.(1)	14	1,081
Manhattan Associates, Inc.(1)	6	1,570
Marvell Technology, Inc.	1,000	70,886
Microchip Technology, Inc.	39	3,462
Microsoft Corp.	5,519	2,321,790
MongoDB, Inc.—Class A(1)	212	75,924
Monolithic Power Systems, Inc.	5	3,177
Motorola Solutions, Inc.	15	5,498
nCino, Inc.(1)(2)	0	13
NetApp, Inc.	8	880
Nutanix, Inc.—Class A(1)	6	376
NVIDIA Corp.	1,084	979,475
Okta, Inc.—Class A(1)	1	110
Oracle Corp.	65	8,119
Palantir Technologies, Inc.—Class A(1)	195	4,493
Palo Alto Networks, Inc.(1)	182	51,655
Pegasystems, Inc.	5	291
Procore Technologies, Inc.(1)	8	668
PTC, Inc.(1)	6	1,172
Pure Storage, Inc.—Class A(1)	23	1,181
QUALCOMM, Inc.	99	16,789
RingCentral, Inc.—Class A(1)	9	311

Salesforce, Inc.	1,779	535,683
SentinelOne, Inc.—Class A(1)	3	64
ServiceNow, Inc.(1)	312	238,243
Smartsheet, Inc.—Class A(1)	13	514
Snowflake, Inc.—Class A(1)	535	86,445
Synopsys, Inc.(1)	15	8,849
Teradata Corp.(1)	10	388
Teradyne, Inc.	13	1,485
Texas Instruments, Inc.	38	6,577
Twilio, Inc.—Class A(1)	3	186
Tyler Technologies, Inc.(1)	3	1,357
Ubiquiti, Inc.(2)	0	25
UiPath, Inc.—Class A(1)	30	682
Unity Software, Inc.(1)	12	310
Universal Display Corp.	2	365
VeriSign, Inc.(1)	1	99
Vontier Corp.	5	233
Workday, Inc.—Class A(1)	1,229	335,253
Zebra Technologies Corp.—Class A(1)	1	271
Zscaler, Inc.(1)	9	1,731

Total Information Technology		8,059,638

Materials – 3.31%
Ardagh Metal Packaging SA	4	14
Avery Dennison Corp.	437	97,660
Axalta Coating Systems Ltd.(1)	3	89
Ball Corp.	3,230	217,580
Eagle Materials, Inc.	2	627
Ecolab, Inc.	1,303	300,859
FMC Corp.	2	129
Ginkgo Bioworks Holdings, Inc.(1)	14	16
Graphic Packaging Holding Co.	17	489
Linde Plc	5	2,156
PPG Industries, Inc.	6	880
RPM International, Inc.	2	287
Scotts Miracle-Gro Co.	4	302
Sealed Air Corp.	8	295
Sherwin-Williams Co.	743	258,221
Southern Copper Corp.	9	924
Vulcan Materials Co.	3	809

Total Materials		881,337

Real Estate – 1.65%
American Tower Corp.	180	35,593
CoStar Group, Inc.(1)	18	1,716
Crown Castle, Inc.	5	505
Equinix, Inc.	259	213,722
Equity LifeStyle Properties, Inc.	6	386
Iron Mountain, Inc.	15	1,168
Lamar Advertising Co.—Class A	7	812
Prologis, Inc.	1,395	181,621
Public Storage	9	2,698
SBA Communications Corp.—Class A	1	233
Simon Property Group, Inc.	7	1,120
Sun Communities, Inc.	3	350
UDR, Inc.	2	75

Total Real Estate		439,999

Utilities – 0.01%
AES Corp.	42	746
Vistra Corp.	11	743

Total Utilities		1,489

Total Common Stocks (Cost: $15,652,710)		26,139,879

SHORT-TERM INVESTMENTS – 1.51%
Money Market Funds – 1.51%
Goldman Sachs Financial Square Government Fund—Class I, 5.21%(3)	399,916	399,916

Total Money Market Funds (Cost: $399,916)		399,916

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(4)
Citibank, New York, 4.83% due 03/29/2024	$710	710

Total Time Deposits (Cost: $710)		710

Total Short-Term Investments (Cost: $400,626)		400,626

TOTAL INVESTMENTS IN SECURITIES – 99.76%
(Cost: $16,053,336)		26,540,505

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.24%		64,549

TOTAL NET ASSETS – 100.00%		$26,605,054

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
13	NASDAQ 100 E- mini Future	Jun. 2024	$4,826	$4,804	$(22)
3	S&P 500 E-mini Future	Jun. 2024	795	796	1

					$(21)

Bridge Builder Large Cap Value Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.75%
Communication Services – 6.18%
Alphabet, Inc.—Class C(1)	1,697	$258,370
AMC Entertainment Holdings, Inc.—Class A(1)	10	35
AT&T, Inc.	2,351	41,381
Cable One, Inc.(2)	0	107
Comcast Corp.—Class A	5,598	242,668
Electronic Arts, Inc.	1,066	141,467
ESC GCI Liberty, Inc.(1)(2)(5)	4	–
Fox Corp.—Class A	337	10,523
Fox Corp.—Class B	6	179
Frontier Communications Parent, Inc.(1)	12	293
IAC, Inc.(1)	3	180
Interpublic Group of Companies, Inc.	18	601
Iridium Communications, Inc.(2)	0	9
Liberty Broadband Corp.—Class A(1)	1	32
Liberty Broadband Corp.—Class C(1)	4	248
Liberty Media Corp.-Liberty Formula One—Class A(1)	1	68
Liberty Media Corp.-Liberty Formula One—Class C(1)	9	609
Liberty Media Corp.-Liberty Live—Class A(1)	1	57
Liberty Media Corp.-Liberty Live—Class C(1)	2	109
Liberty Media Corp.-Liberty SiriusXM(1)	7	215
Liberty Media Corp.-Liberty SiriusXM—Class A(1)	4	115
Live Nation Entertainment, Inc.(1)	6	615
Madison Square Garden Sports Corp.—Class A(1)	1	165
Match Group, Inc.(1)	1	45
Meta Platforms, Inc.—Class A	424	205,647
New York Times Co.—Class A	8	328
News Corp.—Class A	2,897	75,836
News Corp.—Class B	267	7,233
Nexstar Media Group, Inc.—Class A	55	9,433
Omnicom Group, Inc.	9	911
Paramount Global—Class A	1	20
Paramount Global—Class B	282	3,319
Playtika Holding Corp.	496	3,493
Roku, Inc.—Class A(1)	5	337
Shutterstock, Inc.	79	3,629
Sirius XM Holdings, Inc.	33	127
Take-Two Interactive Software, Inc.(1)	8	1,186
TEGNA, Inc.	350	5,230
T-Mobile U.S., Inc.	401	65,522
TripAdvisor, Inc.(1)	6	164
Verizon Communications, Inc.	1,290	54,125
Walt Disney Co.	1,183	144,696
Warner Bros Discovery, Inc.(1)	4,340	37,891
ZoomInfo Technologies, Inc.—Class A(1)	7	120

Total Communication Services		1,317,338

Consumer Discretionary – 7.43%
Academy Sports & Outdoors, Inc.	104	7,044
ADT, Inc.	788	5,296
Advance Auto Parts, Inc.	3	234
Aptiv Plc(1)	622	49,549
Aramark	2,264	73,625
AutoNation, Inc.(1)	51	8,383
AutoZone, Inc.(1)(2)	0	451
Bath & Body Works, Inc.	11	552
Best Buy Co., Inc.	129	10,618
Birkenstock Holding Plc(1)	1	48
Bloomin’ Brands, Inc.	260	7,448
Booking Holdings, Inc.	30	107,117
BorgWarner, Inc.	161	5,587
Boyd Gaming Corp.	4	239
Bright Horizons Family Solutions, Inc.(1)	2	270
Brunswick Corp.	3	297
Caesars Entertainment, Inc.(1)	6	264
Capri Holdings Ltd.(1)	85	3,837
CarMax, Inc.(1)	7	629
Carnival Corp.(1)	48	779
Carter’s, Inc.	93	7,890
Cava Group, Inc.(1)	1	37
Columbia Sportswear Co.	2	139
Compass Group Plc	3,940	115,582
Darden Restaurants, Inc.	3	517
Dick’s Sporting Goods, Inc.	70	15,836
DoorDash, Inc.—Class A(1)	3	447
DR Horton, Inc.	15	2,466
eBay, Inc.	272	14,336
Etsy, Inc.(1)	3	176
Expedia Group, Inc.(1)	2	250
Foot Locker, Inc.	126	3,580
Ford Motor Co.	1,061	14,090
GameStop Corp.—Class A(1)	13	162
Gap, Inc.	10	265
Garmin Ltd.	7	1,092
General Motors Co.	551	24,966
Gentex Corp.	12	417
Genuine Parts Co.	7	1,037
Grand Canyon Education, Inc.(1)	1	145
H&R Block, Inc.	3	132
Harley-Davidson, Inc.	180	7,892
Hasbro, Inc.	6	366
Hilton Worldwide Holdings, Inc.	7	1,419
Home Depot, Inc.	237	91,067
Hyatt Hotels Corp.—Class A	2	341
Kohl’s Corp.	726	21,164
Las Vegas Sands Corp.	2,249	116,293
La-Z-Boy, Inc.	211	7,927
Lear Corp.	3	412
Leggett & Platt, Inc.	7	125
Lennar Corp.—Class A	86	14,768
Lennar Corp.—Class B	1	116
Lithia Motors, Inc.—Class A	164	49,405
LKQ Corp.	13	679
Lowe’s Companies, Inc.	7	1,904
Lucid Group, Inc.(1)	36	102
Macy’s, Inc.	196	3,924
Marriott International, Inc.—Class A	289	73,011
Marriott Vacations Worldwide Corp.	36	3,896
Mattel, Inc.(1)	959	19,006
McDonald’s Corp.	444	125,105
MGM Resorts International(1)	14	659
Mister Car Wash, Inc.(1)	3	25

Mohawk Industries, Inc.(1)	3	329
Murphy USA, Inc.(2)	0	24
Newell Brands, Inc.	18	148
NIKE, Inc.—Class B	1,133	106,438
Nordstrom, Inc.	158	3,205
Norwegian Cruise Line Holdings Ltd.(1)	16	332
NVR, Inc.(1)(2)	0	1,045
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	159
O’Reilly Automotive, Inc.(1)(2)	0	491
Penn Entertainment, Inc.(1)	7	127
Penske Automotive Group, Inc.	92	14,910
Petco Health & Wellness Co., Inc.—Class A(1)	4	9
Phinia, Inc.	32	1,229
Planet Fitness, Inc.—Class A(1)	2	138
Polaris, Inc.	2	229
PulteGroup, Inc.	168	20,310
PVH Corp.	85	11,957
QuantumScape Corp.—Class A(1)	15	92
Ralph Lauren Corp.—Class A	2	369
RH(1)	1	253
Rivian Automotive, Inc.—Class A(1)	32	347
Ross Stores, Inc.	1	162
Royal Caribbean Cruises Ltd.(1)	8	1,085
Service Corp. International	5	342
SharkNinja, Inc.	1,224	76,220
Skechers USA, Inc.—Class A(1)	6	356
Tapestry, Inc.	11	506
Tempur Sealy International, Inc.	7	370
Thor Industries, Inc.	56	6,609
TJX Companies, Inc.	1,468	148,885
Toll Brothers, Inc.	5	673
TopBuild Corp.(1)	1	623
Travel + Leisure Co.	2	85
Under Armour, Inc.—Class A(1)	8	61
Under Armour, Inc.—Class C(1)	9	61
United Parks & Resorts, Inc.(1)	1,239	69,626
Vail Resorts, Inc.	2	360
Valvoline, Inc.(1)	5	207
VF Corp.	17	264
Victoria’s Secret & Co.(1)	2	36
Wayfair, Inc.—Class A(1)	3	182
Whirlpool Corp.	70	8,401
Williams-Sonoma, Inc.	3	841
Wyndham Hotels & Resorts, Inc.	4	291
Wynn Resorts Ltd.	793	81,024
Yum! Brands, Inc.	2	221

Total Consumer Discretionary		1,585,067

Consumer Staples – 8.98%
Albertsons Companies, Inc.—Class A	433	9,286
Altria Group, Inc.	2,161	94,276
Archer-Daniels-Midland Co.	180	11,302
BJ’s Wholesale Club Holdings, Inc.(1)	4	317
Boston Beer Co., Inc.—Class A(1)(2)	0	14
Brown-Forman Corp.—Class A	1	37
Brown-Forman Corp.—Class B	2	99
Bunge Global SA	86	8,844
Campbell Soup Co.	9	414
Casey’s General Stores, Inc.	2	494
Church & Dwight Co., Inc.	1	132
Coca-Cola Co.	1,650	100,929
Colgate-Palmolive Co.	1,876	168,962
Conagra Brands, Inc.	1,765	52,318
Constellation Brands, Inc.—Class A	24	6,526
Costco Wholesale Corp.	119	87,100
Coty, Inc.—Class A(1)	18	211
Darling Ingredients, Inc.(1)	8	354
Diageo Plc	2,636	97,535
Diageo Plc—ADR	759	112,898
Dollar General Corp.	586	91,497
Dollar Tree, Inc.(1)	10	1,345
Edgewell Personal Care Co.	115	4,456
Estee Lauder Companies, Inc.—Class A	8	1,159
Flowers Foods, Inc.	9	220
Freshpet, Inc.(1)	2	199
General Mills, Inc.	140	9,785
Grocery Outlet Holding Corp.(1)	4	125
Heineken Holding NV	1,312	105,860
Herbalife Ltd.(1)	208	2,087
Hershey Co.	2	370
Hormel Foods Corp.	14	488
Ingredion, Inc.	91	10,681
J.M. Smucker Co.	5	618
Kellanova	12	710
Kenvue, Inc.	1,958	42,012
Kerry Group Plc—Class A	1,059	90,713
Keurig Dr Pepper, Inc.	2,690	82,492
Kimberly-Clark Corp.	389	50,281
Kraft Heinz Co.	463	17,093
Kroger Co.	413	23,621
Lamb Weston Holdings, Inc.(2)	0	37
McCormick & Co., Inc.	12	921
Molson Coors Beverage Co.—Class B	278	18,721
Mondelez International, Inc.—Class A	116	8,139
Olaplex Holdings, Inc.(1)	6	11
PepsiCo, Inc.	714	124,957
Performance Food Group Co.(1)	4	300
Philip Morris International, Inc.	2,419	221,601
Pilgrim’s Pride Corp.(1)	2	60
Post Holdings, Inc.(1)	3	274
Procter & Gamble Co.	856	138,871
Reynolds Consumer Products, Inc.	2	67
Seaboard Corp.(2)	0	45
Spectrum Brands Holdings, Inc.	70	6,251
Sprouts Farmers Market, Inc.(1)	210	13,509
Tyson Foods, Inc.—Class A	572	33,606
US Foods Holding Corp.(1)	11	583
Walgreens Boots Alliance, Inc.	241	5,238
Walmart, Inc.	906	54,516
WK Kellogg Co.	3	52

Total Consumer Staples		1,915,619

Energy – 5.95%
Antero Midstream Corp.	11	154
Antero Resources Corp.(1)	14	399
APA Corp.	211	7,253
Baker Hughes Co.—Class A	260	8,718
California Resources Corp.	141	7,769
Chesapeake Energy Corp.	77	6,833
Chevron Corp.	129	20,298

ConocoPhillips	269	34,210
Coterra Energy, Inc.	36	993
Devon Energy Corp.	31	1,556
Diamondback Energy, Inc.	9	1,713
DT Midstream, Inc.	5	281
Enbridge, Inc.	2,265	81,938
EOG Resources, Inc.	1,145	146,320
EQT Corp.	662	24,535
Exxon Mobil Corp.	1,083	125,882
Halliburton Co.	1,843	72,653
Hess Corp.	701	107,000
HF Sinclair Corp.	191	11,551
Kinder Morgan, Inc.	95	1,737
Marathon Oil Corp.	544	15,421
Marathon Petroleum Corp.	115	23,258
NOV, Inc.	19	365
Occidental Petroleum Corp.	33	2,164
ONEOK, Inc.	26	2,118
Ovintiv, Inc.	7	356
Phillips 66	706	115,351
Pioneer Natural Resources Co.	364	95,625
Plains GP Holdings LP—Class A(1)	3,107	56,707
Range Resources Corp.	11	392
Schlumberger NV	2,163	118,562
Scorpio Tankers, Inc.	93	6,672
Southwestern Energy Co.(1)	52	397
Suncor Energy, Inc.	620	22,898
TC Energy Corp.	326	13,099
TechnipFMC Plc	21	535
TotalEnergies SE—ADR	239	16,432
TotalEnergies SE	1,177	80,996
Valero Energy Corp.	95	16,185
Vitesse Energy, Inc.	22	515
Williams Companies, Inc.	504	19,636

Total Energy		1,269,477

Financials – 19.77%
Affiliated Managers Group, Inc.	51	8,503
Affirm Holdings, Inc.—Class A(1)	11	411
Aflac, Inc.	237	20,346
AGNC Investment Corp.	34	332
Allstate Corp.	543	93,864
Ally Financial, Inc.	13	532
American Express Co.	877	199,645
American Financial Group, Inc.	67	9,181
American International Group, Inc.	2,497	195,223
Ameriprise Financial, Inc.	51	22,404
Annaly Capital Management, Inc.	152	2,989
Aon Plc—Class A	10	3,206
Apollo Global Management, Inc.	96	10,822
Arch Capital Group Ltd.(1)	1,381	127,618
Ares Capital Corp.	394	8,201
Arthur J. Gallagher & Co.	10	2,451
Associated Banc-Corp.	243	5,216
Assurant, Inc.	3	482
Assured Guaranty Ltd.	3	237
Axis Capital Holdings Ltd.	806	52,403
Bank of America Corp.	3,804	144,264
Bank of New York Mellon Corp.	605	34,855
Bank OZK	173	7,852
BankUnited, Inc.	162	4,522
Berkshire Hathaway, Inc.—Class B(1)	470	197,550
BlackRock, Inc.—Class A	7	6,007
Block, Inc.—Class A(1)	17	1,426
Blue Owl Capital Corp.	276	4,242
Blue Owl Capital, Inc.—Class A	19	355
BOK Financial Corp.	1	133
Brighthouse Financial, Inc.(1)	3	150
Brown & Brown, Inc.	7	607
Capital One Financial Corp.	93	13,886
Carlyle Group, Inc.	10	487
CBOE Global Markets, Inc.	5	922
Charles Schwab Corp.	884	63,984
Chubb Ltd.	1,029	266,592
Cincinnati Financial Corp.	8	932
Citigroup, Inc.	1,129	71,422
Citizens Financial Group, Inc.	397	14,406
CME Group, Inc.—Class A	469	100,975
CNA Financial Corp.	140	6,347
Coinbase Global, Inc.—Class A(1)	8	2,200
Columbia Banking System, Inc.	10	198
Comerica, Inc.	6	339
Commerce Bancshares, Inc.	6	297
Corpay, Inc.(1)(2)	0	88
Credit Acceptance Corp.(1)(2)	0	164
Cullen/Frost Bankers, Inc.	3	328
Discover Financial Services	70	9,200
East West Bancorp, Inc.	7	533
Equitable Holdings, Inc.	1,662	63,178
Essent Group Ltd.	99	5,909
Euronet Worldwide, Inc.(1)	1	132
Evercore, Inc.—Class A	2	317
Everest Group Ltd.	20	8,017
Fidelity National Financial, Inc.	11	601
Fidelity National Information Services, Inc.	1,198	88,847
Fifth Third Bancorp	1,539	57,266
First American Financial Corp.	5	293
First Citizens BancShares, Inc.—Class A(2)	0	755
First Hawaiian, Inc.	6	129
First Horizon Corp.	835	12,856
Fiserv, Inc.(1)	913	145,926
FNB Corp.	433	6,101
Franklin Resources, Inc.	15	409
Global Payments, Inc.	59	7,919
Globe Life, Inc.	4	489
Goldman Sachs Group, Inc.	344	143,482
Hanover Insurance Group, Inc.	2	242
Hartford Financial Services Group, Inc.	711	73,248
Houlihan Lokey, Inc.—Class A	2	294
Huntington Bancshares, Inc.	2,695	37,601
Interactive Brokers Group, Inc.—Class A	5	567
Intercontinental Exchange, Inc.	27	3,756
Invesco Ltd.	17	284
Jack Henry & Associates, Inc.	2	428
Janus Henderson Group Plc	7	215
Jefferies Financial Group, Inc.	1,970	86,892
JP Morgan Chase & Co.	536	107,352
Kemper Corp.	3	172
KeyCorp	45	713

KKR & Co., Inc.—Class Miscella	24	2,418
Lazard, Inc.—Class A	5	223
Lincoln National Corp.	132	4,214
Loews Corp.	491	38,438
M&T Bank Corp.	426	61,922
Markel Group, Inc.(1)	1	954
Marsh & McLennan Companies, Inc.	624	128,444
Mastercard, Inc.—Class A	281	135,306
MetLife, Inc.	1,068	79,181
MGIC Investment Corp.	479	10,718
Moody’s Corp.	1	255
Morgan Stanley	1,180	111,084
Mr Cooper Group, Inc.(1)	8	604
MSCI, Inc.—Class A	2	1,027
Nasdaq, Inc.	18	1,111
Navient Corp.	415	7,221
NCR Atleos Corp.(1)	4	70
New York Community Bancorp, Inc.	35	112
Northern Trust Corp.	10	869
NU Holdings Ltd.—Class A(1)	35	419
Old Republic International Corp.	13	390
OneMain Holdings, Inc.—Class A	6	285
PayPal Holdings, Inc.(1)	118	7,906
Pinnacle Financial Partners, Inc.	4	306
PNC Financial Services Group, Inc.	953	154,081
Popular, Inc.	3	300
Primerica, Inc.	1	159
Principal Financial Group, Inc.	12	996
Progressive Corp.	7	1,472
Prosperity Bancshares, Inc.	4	269
Prudential Financial, Inc.	18	2,057
Radian Group, Inc.	311	10,399
Raymond James Financial, Inc.	9	1,160
Regions Financial Corp.	681	14,335
Reinsurance Group of America, Inc.—Class A	44	8,580
RenaissanceRe Holdings Ltd.	2	440
Rithm Capital Corp.	556	6,209
RLI Corp.	1	216
Robinhood Markets, Inc.—Class A(1)	32	645
Rocket Companies, Inc.—Class A(1)	4	65
S&P Global, Inc.	14	6,042
SEI Investments Co.	5	352
SLM Corp.	6	136
SoFi Technologies, Inc.(1)	47	340
Starwood Property Trust, Inc.	14	279
State Street Corp.	266	20,543
Stifel Financial Corp.	89	6,968
Synchrony Financial	236	10,192
Synovus Financial Corp.	7	288
T Rowe Price Group, Inc.	11	1,305
TFS Financial Corp.	4	44
TPG, Inc.—Class A	2	110
Tradeweb Markets, Inc.—Class A	4	372
Travelers Companies, Inc.	11	2,556
Truist Financial Corp.	203	7,894
Unum Group	132	7,091
US Bancorp	4,953	221,405
UWM Holdings Corp.	3	19
Virtu Financial, Inc.—Class A	4	82
Visa, Inc.—Class A	895	249,906
Voya Financial, Inc.	91	6,729
Webster Financial Corp.	8	414
Wells Fargo & Co.	3,584	207,744
Western Alliance Bancorp	5	342
Western Union Co.	398	5,560
WEX, Inc.(1)	1	262
White Mountains Insurance Group Ltd.(2)	0	221
Willis Towers Watson Plc	297	81,745
Wintrust Financial Corp.	3	305
WR Berkley Corp.	10	857
XP, Inc.—Class A	15	375
Zions Bancorp N.A.	208	9,009

Total Financials		4,218,066

Healthcare – 13.64%
Abbott Laboratories	1,080	122,751
AbbVie, Inc.	150	27,367
Acadia Healthcare Co., Inc.(1)	4	344
Agilent Technologies, Inc.	3	389
agilon health, Inc.(1)	2	11
Alnylam Pharmaceuticals, Inc.(1)	1	172
Amedisys, Inc.(1)	2	140
Amgen, Inc.	79	22,586
AstraZeneca Plc—ADR	400	27,101
Avantor, Inc.(1)	3,360	85,913
Azenta, Inc.(1)	3	189
Baxter International, Inc.	2,581	110,299
Becton Dickinson & Co.	263	65,158
Biogen, Inc.(1)	57	12,394
BioMarin Pharmaceutical, Inc.(1)	8	688
Bio-Rad Laboratories, Inc.—Class A(1)	1	341
Bio-Techne Corp.(2)	0	27
Boston Scientific Corp.(1)	71	4,838
Bristol Myers Squibb Co.	775	42,023
Cardinal Health, Inc.	166	18,542
Catalent, Inc.(1)	9	497
Centene Corp.(1)	287	22,539
Certara, Inc.(1)	3	58
Charles River Laboratories International, Inc.(1)	2	663
Chemed Corp.(2)	0	133
Cigna Group	470	170,842
Cooper Companies, Inc.	9	962
CVS Health Corp.	892	71,138
Danaher Corp.	634	158,205
DaVita, Inc.(1)	53	7,317
Dentsply Sirona, Inc.	10	332
Doximity, Inc.—Class A(1)	3	86
Elanco Animal Health, Inc.(1)	24	392
Elevance Health, Inc.	311	161,159
Encompass Health Corp.	4	361
Enovis Corp.(1)	2	153
Envista Holdings Corp.(1)	8	167
Exact Sciences Corp.(1)	6	380
Exelixis, Inc.(1)	104	2,459
Fortrea Holdings, Inc.(1)	4	178
GE HealthCare Technologies, Inc.	201	18,285
Gilead Sciences, Inc.	339	24,841
Globus Medical, Inc.—Class A(1)	4	216
HCA Healthcare, Inc.	63	21,093

Henry Schein, Inc.(1)	103	7,781
Hologic, Inc.(1)	12	904
Humana, Inc.	384	133,057
ICON Plc(1)	3	1,132
ICU Medical, Inc.(1)	1	112
Illumina, Inc.(1)	5	728
Incyte Corp.(1)	96	5,449
Inmode Ltd.(1)	116	2,515
Integra LifeSciences Holdings Corp.(1)	4	129
Ionis Pharmaceuticals, Inc.(1)	1	39
IQVIA Holdings, Inc.(1)	1	168
Jazz Pharmaceuticals Plc(1)	112	13,449
Johnson & Johnson	1,121	177,333
Koninklijke Philips NV	3,023	60,501
Laboratory Corp. of America Holdings	4	922
Lantheus Holdings, Inc.(1)	53	3,292
LivaNova Plc(1)	658	36,789
Maravai LifeSciences Holdings, Inc.—Class A(1)	2	17
McKesson Corp.	39	21,123
Medtronic Plc	3,197	278,576
Merck & Co., Inc.	2,387	314,954
Moderna, Inc.(1)	16	1,715
Molina Healthcare, Inc.(1)	1	525
Organon & Co.	235	4,424
Perrigo Co. Plc	7	222
Pfizer, Inc.	2,707	75,107
Premier, Inc.—Class A	5	117
QIAGEN NV(1)	11	457
Quest Diagnostics, Inc.	39	5,130
QuidelOrtho Corp.(1)	40	1,907
R1 RCM, Inc.(1)	8	103
Regeneron Pharmaceuticals, Inc.(1)	5	4,460
Repligen Corp.(1)	1	267
Revvity, Inc.	6	634
Roivant Sciences Ltd.(1)	2	19
Royalty Pharma Plc—Class A	18	545
Sanofi SA—ADR	78	3,794
Sanofi SA	188	18,299
Smith & Nephew Plc—ADR	1,710	43,375
Sotera Health Co.(1)	1	15
STERIS Plc	5	1,084
Stryker Corp.	486	174,082
Tandem Diabetes Care, Inc.(1)	2	84
Teladoc Health, Inc.(1)	8	121
Teleflex, Inc.	2	507
Tenet Healthcare Corp.(1)	5	517
Thermo Fisher Scientific, Inc.	7	4,175
United Therapeutics Corp.(1)	24	5,553
UnitedHealth Group, Inc.	399	197,336
Universal Health Services, Inc.—Class B	55	10,076
Vertex Pharmaceuticals, Inc.(1)	1	448
Viatris, Inc.	3,032	36,195
Zimmer Biomet Holdings, Inc.	419	55,275

Total Healthcare		2,909,267

Industrials – 15.25%
3M Co.	122	12,944
Acuity Brands, Inc.	47	12,727
AECOM	776	76,110
AerCap Holdings NV(1)	1,064	92,475
AGCO Corp.	121	14,941
Air Lease Corp.—Class A	5	253
Airbus SE	708	130,458
Alaska Air Group, Inc.(1)	113	4,844
Allegion Plc(2)	0	38
Allison Transmission Holdings, Inc.	133	10,811
American Airlines Group, Inc.(1)	20	310
AMETEK, Inc.	11	2,029
AO Smith Corp.	5	460
Armstrong World Industries, Inc.	2	196
Atkore, Inc.	91	17,285
Automatic Data Processing, Inc.	388	96,806
Avis Budget Group, Inc.	1	83
AZEK Co., Inc.—Class A(1)	7	349
Boeing Co.(1)	257	49,549
Boise Cascade Co.	47	7,270
Broadridge Financial Solutions, Inc.	1	188
Builders FirstSource, Inc.(1)	6	1,267
BWX Technologies, Inc.	1,016	104,237
CACI International, Inc.—Class A(1)	206	78,201
Canadian National Railway Co.	872	114,873
Carlisle Companies, Inc.	2	928
Carrier Global Corp.	40	2,332
Caterpillar, Inc.	42	15,304
CH Robinson Worldwide, Inc.	1	98
Cintas Corp.(2)	0	325
Clarivate Plc(1)	22	166
Clean Harbors, Inc.(1)	2	488
CNH Industrial NV	1,249	16,184
Concentrix Corp.	2	141
Core & Main, Inc.—Class A(1)	8	481
Crane Co.	2	304
CSX Corp.	86	3,173
Cummins, Inc.	100	29,511
Curtiss-Wright Corp.	2	467
Dayforce, Inc.(1)	7	430
Deere & Co.	108	44,189
Delta Air Lines, Inc.	218	10,428
Donaldson Co., Inc.	3	246
Dover Corp.	7	1,201
Driven Brands Holdings, Inc.(1)	3	42
Dun & Bradstreet Holdings, Inc.	12	125
Eaton Corp. Plc	19	6,018
EMCOR Group, Inc.	1	514
Emerson Electric Co.	28	3,138
Equifax, Inc.	2	481
Esab Corp.	3	313
Expeditors International of Washington, Inc.	6	763
Fastenal Co.	7	537
FedEx Corp.	336	97,251
Ferguson Plc	9	2,035
Flowserve Corp.	37	1,704
Fortive Corp.	17	1,474
Fortune Brands Innovations, Inc.	6	506
FTI Consulting, Inc.(1)	1	276
Gates Industrial Corp. Plc(1)	474	8,403
Generac Holdings, Inc.(1)	3	377
General Dynamics Corp.	364	102,894
General Electric Co.	577	101,351

Genpact Ltd.	6	205
GMS, Inc.(1)	19	1,865
Graco, Inc.	5	456
Griffon Corp.	111	8,141
GXO Logistics, Inc.(1)	6	304
Hayward Holdings, Inc.(1)	6	93
HEICO Corp.(2)	0	44
HEICO Corp.—Class A(2)	0	55
Hertz Global Holdings, Inc.(1)	6	45
Hexcel Corp.	4	291
Hillenbrand, Inc.	56	2,806
Honeywell International, Inc.	742	152,206
Howmet Aerospace, Inc.	18	1,260
Hub Group, Inc.—Class A	106	4,573
Hubbell, Inc.—Class B	1	590
Huntington Ingalls Industries, Inc.	26	7,638
IDEX Corp.	3	830
Illinois Tool Works, Inc.	3	721
Ingersoll Rand, Inc.	20	1,855
ITT, Inc.	4	550
Jacobs Solutions, Inc.	462	70,957
JB Hunt Transport Services, Inc.	268	53,314
Johnson Controls International Plc	448	29,247
KBR, Inc.	4	270
Kirby Corp.(1)	3	278
Knight-Swift Transportation Holdings, Inc.—Class A	8	416
L3Harris Technologies, Inc.	303	64,670
Landstar System, Inc.(2)	0	60
Leidos Holdings, Inc.	7	875
Lennox International, Inc.	2	745
Lincoln Electric Holdings, Inc.(2)	0	40
Lockheed Martin Corp.	166	75,691
ManpowerGroup, Inc.	2	185
Masco Corp.	11	846
MasTec, Inc.(1)	3	279
Matson, Inc.	61	6,823
MDU Resources Group, Inc.	2,613	65,839
Mercury Systems, Inc.(1)	2	66
Middleby Corp.(1)	3	414
Moog, Inc.—Class A	29	4,566
MSA Safety, Inc.	2	293
MSC Industrial Direct Co., Inc.—Class A	2	209
Nordson Corp.	3	754
Norfolk Southern Corp.	122	31,185
Northrop Grumman Corp.	379	181,335
nVent Electric Plc	8	600
Old Dominion Freight Line, Inc.	1	147
Oshkosh Corp.	106	13,277
Otis Worldwide Corp.	19	1,864
Owens Corning	109	18,165
PACCAR, Inc.	25	3,078
Parker-Hannifin Corp.	6	3,434
Paycor HCM, Inc.(1)	1	25
Pentair Plc	8	672
Plug Power, Inc.(1)	25	85
Quanta Services, Inc.	5	1,336
RB Global, Inc.	2	159
RBC Bearings, Inc.(1)	1	367
Regal Rexnord Corp.	3	576
Republic Services, Inc.—Class A	10	1,910
Robert Half, Inc.	5	391
RTX Corp.	647	63,098
Ryder System, Inc.	102	12,212
Safran SA	478	108,227
Saia, Inc.(1)	1	673
Schneider National, Inc.—Class B	3	60
Science Applications International Corp.	58	7,576
Sensata Technologies Holding Plc	7	261
Siemens AG	241	46,041
SiteOne Landscape Supply, Inc.(1)	1	245
Snap-on, Inc.	41	12,098
Southwest Airlines Co.	1,085	31,659
Spirit AeroSystems Holdings, Inc.—Class A(1)	5	172
SS&C Technologies Holdings, Inc.	10	667
Stanley Black & Decker, Inc.	1,214	118,914
Stericycle, Inc.(1)	222	11,720
Sunrun, Inc.(1)	11	146
Tetra Tech, Inc.	2	383
Textron, Inc.	204	19,573
Timken Co.	3	252
Trane Technologies Plc	8	2,324
TransDigm Group, Inc.	2	2,628
TransUnion	9	743
U-Haul Holding Co.(1)(2)	0	27
U-Haul Holding Co.—Class B	833	55,520
Union Pacific Corp.	516	126,981
United Airlines Holdings, Inc.(1)	169	8,105
United Parcel Service, Inc.—Class B	1,392	206,844
United Rentals, Inc.	17	12,577
Valmont Industries, Inc.	1	221
Veralto Corp.	11	950
Vertiv Holdings Co.—Class A	3,084	251,894
Vestis Corp.	2,168	41,783
Waste Management, Inc.	2	416
Watsco, Inc.	1	520
WESCO International, Inc.	2	368
Westinghouse Air Brake Technologies Corp.	9	1,262
WillScot Mobile Mini Holdings Corp.—Class A(1)	7	331
Woodward, Inc.	3	435
XPO, Inc.(1)	6	675
Xylem, Inc.	10	1,311

Total Industrials		3,253,165

Information Technology – 9.40%
Accenture Plc—Class A	429	148,741
Advanced Micro Devices, Inc.(1)	61	10,967
Akamai Technologies, Inc.(1)	7	799
Amdocs Ltd.	81	7,312
Amkor Technology, Inc.	293	9,437
Amphenol Corp.—Class A	14	1,619
Analog Devices, Inc.	24	4,757
ANSYS, Inc.(1)	1	246
Applied Materials, Inc.	310	63,859
AppLovin Corp.—Class A(1)	8	532
Arrow Electronics, Inc.(1)	93	12,066
Aspen Technology, Inc.(1)	1	293
Avnet, Inc.	110	5,469
Bentley Systems, Inc.—Class B	1	31
BILL Holdings, Inc.(1)	5	339

Broadcom, Inc.	127	168,949
CCC Intelligent Solutions Holdings, Inc.(1)	16	196
CDW Corp.(2)	0	107
Ciena Corp.(1)	725	35,839
Cirrus Logic, Inc.(1)	3	242
Cisco Systems, Inc.	762	38,043
Cognex Corp.	8	352
Cognizant Technology Solutions Corp.—Class A	988	72,377
Coherent Corp.(1)	6	379
Corning, Inc.	37	1,217
Crane NXT Co.	47	2,916
Dell Technologies, Inc.—Class C	206	23,472
Diodes, Inc.(1)	31	2,217
Dolby Laboratories, Inc.—Class A	3	231
Dropbox, Inc.—Class A(1)	202	4,901
DXC Technology Co.(1)	177	3,745
Entegris, Inc.	7	951
F5, Inc.(1)	3	553
First Solar, Inc.(1)	5	878
Flex Ltd.(1)	337	9,653
Gen Digital, Inc.	23	510
GlobalFoundries, Inc.(1)	4	190
GoDaddy, Inc.—Class A(1)	3	355
Guidewire Software, Inc.(1)	4	462
HashiCorp, Inc.—Class A(1)	1	34
Hewlett Packard Enterprise Co.	535	9,483
HP, Inc.	609	18,399
Informatica, Inc.—Class A(1)	2	58
Intel Corp.	759	33,506
International Business Machines Corp.	88	16,833
Intuit, Inc.	77	50,197
IPG Photonics Corp.(1)	1	133
Jabil, Inc.	107	14,389
Juniper Networks, Inc.	15	563
Keysight Technologies, Inc.(1)	6	985
Kyndryl Holdings, Inc.(1)	11	229
Lam Research Corp.(2)	0	322
Littelfuse, Inc.	1	276
Lumentum Holdings, Inc.(1)	3	146
Marvell Technology, Inc.	41	2,916
Microchip Technology, Inc.	747	67,045
Micron Technology, Inc.	53	6,246
Microsoft Corp.	638	268,241
MKS Instruments, Inc.	3	434
Motorola Solutions, Inc.	1	222
nCino, Inc.(1)	3	125
NCR Voyix Corp.(1)	7	84
NetApp, Inc.	6	648
Nutanix, Inc.—Class A(1)	9	546
NXP Semiconductors NV	269	66,711
Okta, Inc.—Class A(1)	7	710
ON Semiconductor Corp.(1)	21	1,532
Oracle Corp.	870	109,276
PTC, Inc.(1)	3	489
Pure Storage, Inc.—Class A(1)	3	162
Qorvo, Inc.(1)	5	542
QUALCOMM, Inc.	1,368	231,638
Roper Technologies, Inc.	5	2,873
Salesforce, Inc.	11	3,392
Samsung Electronics Co. Ltd.	1,693	101,758
SentinelOne, Inc.—Class A(1)	10	225
Skyworks Solutions, Inc.	695	75,333
TD SYNNEX Corp.	90	10,123
TE Connectivity Ltd.	147	21,398
Teledyne Technologies, Inc.(1)	2	954
Teradyne, Inc.	1	148
Texas Instruments, Inc.	1,404	244,544
Trimble, Inc.(1)	12	757
Twilio, Inc.—Class A(1)	7	423
Tyler Technologies, Inc.(1)(2)	0	203
Ubiquiti, Inc.(2)	0	3
UiPath, Inc.—Class A(1)	4	102
Unity Software, Inc.(1)	9	230
Universal Display Corp.	1	203
VeriSign, Inc.(1)	4	775
Viasat, Inc.(1)	6	108
Vontier Corp.	5	225
Western Digital Corp.(1)	16	1,066
Wolfspeed, Inc.(1)	6	175
Zebra Technologies Corp.—Class A(1)	2	611
Zoom Video Communications, Inc.—Class A(1)	13	819

Total Information Technology		2,004,770

Materials – 4.57%
Air Products & Chemicals, Inc.	342	82,877
Albemarle Corp.	6	736
Alcoa Corp.	8	286
Amcor Plc	71	671
AptarGroup, Inc.	3	458
Ardagh Group SA—Class A(1)(5)	1	6
Ardagh Metal Packaging SA	4	14
Ashland, Inc.	2	231
Avery Dennison Corp.	3	581
Axalta Coating Systems Ltd.(1)	2,399	82,489
Ball Corp.	15	1,012
Berry Global Group, Inc.	148	8,938
Celanese Corp.—Class A	5	833
CF Industries Holdings, Inc.	798	66,438
Chemours Co.	7	184
Cleveland-Cliffs, Inc.(1)	24	551
Corteva, Inc.	34	1,985
CRH Plc	1,395	120,334
Crown Holdings, Inc.	5	410
Dow, Inc.	34	1,978
DuPont de Nemours, Inc.	596	45,729
Eagle Materials, Inc.	1	171
Eastman Chemical Co.	103	10,310
Ecolab, Inc.	479	110,556
Element Solutions, Inc.	2,938	73,389
FMC Corp.	5	327
Freeport-McMoRan, Inc.	69	3,256
Ginkgo Bioworks Holdings, Inc.(1)	72	84
Graphic Packaging Holding Co.	257	7,497
Huntsman Corp.	8	204
Ingevity Corp.(1)	87	4,150
International Flavors & Fragrances, Inc.	103	8,861
International Paper Co.	1,045	40,761
Knife River Corp.(1)	1,155	93,607
Linde Plc	334	154,950

Louisiana-Pacific Corp.	3	264
LyondellBasell Industries NV—Class A	85	8,688
Martin Marietta Materials, Inc.	3	1,833
Mosaic Co.	16	513
MP Materials Corp.(1)	5	78
NewMarket Corp.	16	10,158
Newmont Corp.	56	1,992
Nucor Corp.	12	2,400
Olin Corp.	6	365
Packaging Corp. of America	4	801
PPG Industries, Inc.	9	1,235
Reliance, Inc.	48	16,051
Royal Gold, Inc.	3	385
RPM International, Inc.	5	588
Sealed Air Corp.	3	102
Sherwin-Williams Co.	2	663
Silgan Holdings, Inc.	4	198
Sonoco Products Co.	5	269
SSR Mining, Inc.	10	45
Steel Dynamics, Inc.	8	1,136
United States Steel Corp.	11	435
Vulcan Materials Co.	5	1,367
Westlake Corp.	2	237
Westrock Co.	12	611

Total Materials		975,278

Real Estate – 3.16%
Agree Realty Corp.	5	272
Alexandria Real Estate Equities, Inc.	8	1,083
American Assets Trust, Inc.	216	4,728
American Homes 4 Rent—Class A	16	585
American Tower Corp.	386	76,366
Americold Realty Trust, Inc.	14	347
Apartment Income REIT Corp.	7	230
AvalonBay Communities, Inc.	7	1,275
Boston Properties, Inc.	8	501
Brandywine Realty Trust	330	1,586
Brixmor Property Group, Inc.	14	335
Camden Property Trust	5	496
CBRE Group, Inc.—Class A(1)	15	1,438
CoStar Group, Inc.(1)	11	1,062
Cousins Properties, Inc.	293	7,034
Crown Castle, Inc.	19	1,972
CubeSmart	1,539	69,577
Digital Realty Trust, Inc.	15	2,095
EastGroup Properties, Inc.	2	386
EPR Properties	3	146
Equinix, Inc.	2	1,853
Equity LifeStyle Properties, Inc.	6	380
Equity Residential	793	50,062
Essex Property Trust, Inc.	3	746
Extra Space Storage, Inc.	10	1,487
Federal Realty Investment Trust	4	394
First Industrial Realty Trust, Inc.	6	331
Gaming & Leisure Properties, Inc.	12	572
Healthcare Realty Trust, Inc.—Class A	19	265
Healthpeak Properties, Inc.	34	639
Highwoods Properties, Inc.	5	142
Host Hotels & Resorts, Inc.	565	11,691
Howard Hughes Holdings, Inc.(1)	447	32,455
Invitation Homes, Inc.	29	1,039
Iron Mountain, Inc.	7	567
Jones Lang LaSalle, Inc.(1)	2	453
Kilroy Realty Corp.	6	210
Kimco Realty Corp.	32	618
Lamar Advertising Co.—Class A	1	127
Medical Properties Trust, Inc.	236	1,108
Mid-America Apartment Communities, Inc.	403	53,081
National Storage Affiliates Trust	4	141
NET Lease Office Properties	1	16
NNN REIT, Inc.	9	380
Office Properties Income Trust	132	269
Omega Healthcare Investors, Inc.	203	6,432
Park Hotels & Resorts, Inc.	11	191

Prologis, Inc.	45	5,824
Public Storage	433	125,659
Rayonier, Inc.	891	29,631
Realty Income Corp.	40	2,171
Regency Centers Corp.	9	524
Rexford Industrial Realty, Inc.	184	9,258
SBA Communications Corp.—Class A	5	1,019
Simon Property Group, Inc.	12	1,916
STAG Industrial, Inc.	9	333
Sun Communities, Inc.	5	591
UDR, Inc.	15	556
Ventas, Inc.	19	830
VICI Properties, Inc.—Class A	2,982	88,834
Vornado Realty Trust	107	3,074
Welltower, Inc.	27	2,509
Weyerhaeuser Co.	1,753	62,965
WP Carey, Inc.	11	595
Zillow Group, Inc.—Class A(1)	3	120
Zillow Group, Inc.—Class C(1)	8	369

Total Real Estate		673,941

Utilities – 2.42%
AES Corp.	12	218
Alliant Energy Corp.	12	626
Ameren Corp.	385	28,439
American Electric Power Co., Inc.	26	2,197
American Water Works Co., Inc.	9	1,136
Atmos Energy Corp.	7	867
Avangrid, Inc.	4	128
Brookfield Renewable Corp.—Class A	6	153
CenterPoint Energy, Inc.	2,068	58,924
Clearway Energy, Inc.—Class A	1	32
Clearway Energy, Inc.—Class C	4	99
CMS Energy Corp.	14	858
Consolidated Edison, Inc.	17	1,525
Constellation Energy Corp.	16	2,890
Dominion Energy, Inc.	942	46,345
DTE Energy Co.	10	1,123
Duke Energy Corp.	37	3,619
Edison International	18	1,295
Entergy Corp.	700	74,029
Essential Utilities, Inc.	12	442
Evergy, Inc.	11	568
Eversource Energy	17	994
Exelon Corp.	48	1,800
FirstEnergy Corp.	26	1,004
Hawaiian Electric Industries, Inc.	5	52
IDACORP, Inc.—Class Rights	2	230
National Fuel Gas Co.	96	5,180
NextEra Energy, Inc.	507	32,390
NiSource, Inc.	255	7,044
NRG Energy, Inc.	291	19,725
OGE Energy Corp.	10	329
PG&E Corp.	438	7,342
Pinnacle West Capital Corp.	866	64,707
PPL Corp.	35	970
Public Service Enterprise Group, Inc.	24	1,606
Sempra	379	27,246
Southern Co.	1,247	89,482
UGI Corp.	10	242
Vistra Corp.	387	26,987
WEC Energy Group, Inc.	15	1,255
Xcel Energy, Inc.	27	1,431

Total Utilities		515,529

Total Common Stocks (Cost: $13,919,431)		20,637,517

CONVERTIBLE PREFERRED STOCKS – 0.03%
Utilities – 0.03%
NextEra Energy, Inc., 6.93%	167	6,488

Total Utilities		6,488

Total Convertible Preferred Stocks (Cost: $7,704)		6,488

PREFERRED STOCKS – 0.22%
Consumer Discretionary – 0.22%
Dr Ing hc F Porsche AG(3)	240	23,912
Volkswagen AG	167	22,146

Total Consumer Discretionary		46,058

Total Preferred Stocks (Cost: $46,567)		46,058

SHORT-TERM INVESTMENTS – 2.62%
Money Market Funds – 2.60%
Goldman Sachs Financial Square Government Fund—Class I, 5.21%(4)	554,238	554,238

Total Money Market Funds (Cost: $554,238)		554,238

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.02%
ANZ, London, 4.83% due 03/29/2024		$728	728
Barclays Bank, London, 4.83% due 03/29/2024		343	343
Citibank, London, 3.10% due 04/02/2024	EUR	2,364	2,550
Citibank, New York, 4.83% due 03/29/2024		$723	723
Royal Bank of Canada, London, 4.40% due 04/02/2024	GBP	1	2
Skandinaviska Enskilda Banken AB, Stockholm, 3.04% due 04/02/2024(2)	SEK	0	0

Total Time Deposits (Cost: $4,346)			4,346

Total Short-Term Investments (Cost: $558,584)			558,584

TOTAL INVESTMENTS IN SECURITIES – 99.62%
(Cost: $14,532,286)			21,248,647

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.38%			80,821

TOTAL NET ASSETS – 100.00%			$21,329,468

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $23,912, which represents 0.11% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $6, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
24	S&P 500 E-mini Future	Jun. 2024	$6,256	$6,370	$114

					$114

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.47%
Communication Services – 9.12%
Alphabet, Inc.—Class A(1)	570	$85,997
Alphabet, Inc.—Class C(1)	273	41,628
AT&T, Inc.	96	1,691
Comcast Corp.—Class A	576	24,985
Electronic Arts, Inc.	115	15,305
Fox Corp.—Class B	42	1,203
Live Nation Entertainment, Inc.(1)	13	1,361
Meta Platforms, Inc.—Class A	170	82,592
Netflix, Inc.(1)	47	28,477
Omnicom Group, Inc.	8	808
Snap, Inc.—Class A(1)	135	1,545
Spotify Technology SA(1)	31	8,065
T-Mobile U.S., Inc.	160	26,055
Trade Desk, Inc.—Class A(1)	20	1,760
Verizon Communications, Inc.	55	2,296
Walt Disney Co.	126	15,460
Warner Bros Discovery, Inc.(1)	41	359

Total Communication Services		339,587

Consumer Discretionary – 9.26%
Amazon.com, Inc.(1)	713	128,600
Aptiv Plc(1)	114	9,107
Aramark	418	13,608
AutoZone, Inc.(1)(2)	0	602
Best Buy Co., Inc.	1	102
Booking Holdings, Inc.	3	12,172
BorgWarner, Inc.	15	537
Carnival Corp.(1)	61	1,003
Chipotle Mexican Grill, Inc.—Class A(1)	3	8,703
Coupang, Inc.—Class A(1)	302	5,370
Darden Restaurants, Inc.(2)	0	1
Domino’s Pizza, Inc.	2	923
DR Horton, Inc.	8	1,260
eBay, Inc.	30	1,566
Ford Motor Co.	30	404
General Motors Co.	21	955
Hilton Worldwide Holdings, Inc.	3	742
Home Depot, Inc.	45	17,184
Las Vegas Sands Corp.	319	16,503
Lithia Motors, Inc.—Class A	28	8,509
LKQ Corp.	24	1,295
Lowe’s Companies, Inc.	10	2,566
Marriott International, Inc.—Class A	15	3,831
McDonald’s Corp.	18	4,999
MGM Resorts International(1)	109	5,167
NIKE, Inc.—Class B	15	1,431
Norwegian Cruise Line Holdings Ltd.(1)	30	628
O’Reilly Automotive, Inc.(1)	1	1,172
Pool Corp.	1	503
PulteGroup, Inc.	3	350
Ralph Lauren Corp.—Class A	1	213
Ross Stores, Inc.	99	14,519
SharkNinja, Inc.	304	18,938
Starbucks Corp.	8	743
Tesla, Inc.(1)	28	4,999
TJX Companies, Inc.	256	25,944
Ulta Beauty, Inc.(1)(2)	0	125
United Parks & Resorts, Inc.(1)	237	13,305
Wynn Resorts Ltd.	162	16,546

Total Consumer Discretionary		345,125

Consumer Staples – 3.84%
Altria Group, Inc.	29	1,274
Archer-Daniels-Midland Co.	26	1,637
Coca-Cola Co.	256	15,652
Colgate-Palmolive Co.	5	431
Conagra Brands, Inc.	56	1,651
Costco Wholesale Corp.	4	2,917
Dollar General Corp.	25	3,945
Hershey Co.	1	99

Hormel Foods Corp.	83	2,894
J.M. Smucker Co.(2)	0	31
Kenvue, Inc.	70	1,508
Keurig Dr Pepper, Inc.	332	10,179
Kimberly-Clark Corp.	4	488
Kraft Heinz Co.	40	1,462
Kroger Co.	4	201
Molson Coors Beverage Co.—Class B	9	610
Mondelez International, Inc.—Class A	137	9,578
Monster Beverage Corp.(1)	138	8,174
PepsiCo, Inc.	82	14,281
Philip Morris International, Inc.	157	14,391
Procter & Gamble Co.	129	20,929
Target Corp.	10	1,746
Walgreens Boots Alliance, Inc.	48	1,050
Walmart, Inc.	465	28,005

Total Consumer Staples		143,133

Energy – 4.86%
APA Corp.	48	1,645
Baker Hughes Co.—Class A	99	3,322
Chevron Corp.	164	25,842
ConocoPhillips	25	3,170
Diamondback Energy, Inc.	3	652
Enbridge, Inc.	306	11,075
EOG Resources, Inc.	18	2,331
EQT Corp.	130	4,808
Exxon Mobil Corp.	190	22,101
Halliburton Co.	330	12,997
Hess Corp.	108	16,434
Kinder Morgan, Inc.	323	5,919
Marathon Oil Corp.	30	851
Marathon Petroleum Corp.	4	879
ONEOK, Inc.	1	95
Phillips 66	106	17,329
Pioneer Natural Resources Co.	122	32,015
Plains GP Holdings LP—Class A(1)	646	11,794
Schlumberger NV	106	5,824
Targa Resources Corp.	5	536
Valero Energy Corp.	6	1,033
Williams Companies, Inc.	10	378

Total Energy		181,030

Financials – 14.82%
Affirm Holdings, Inc.—Class A(1)	76	2,813
Aflac, Inc.	7	568
Allstate Corp.	84	14,525
American Express Co.	52	11,808
American International Group, Inc.	199	15,549
Ameriprise Financial, Inc.(2)	0	44
Aon Plc—Class A	2	805
Arthur J. Gallagher & Co.(2)	0	70
Axis Capital Holdings Ltd.	146	9,503
Bank of America Corp.	511	19,383
Berkshire Hathaway, Inc.—Class B(1)	184	77,177
BlackRock, Inc.—Class A	2	1,859
Brown & Brown, Inc.	10	882
Capital One Financial Corp.	16	2,415
Charles Schwab Corp.	76	5,496
Chubb Ltd.	63	16,449
Citigroup, Inc.	27	1,695
CME Group, Inc.—Class A	47	10,046
Discover Financial Services	12	1,607
FactSet Research Systems, Inc.(2)	0	84
Fidelity National Information Services, Inc.	210	15,559
Fifth Third Bancorp	50	1,874
Fiserv, Inc.(1)	171	27,324
Global Payments, Inc.	63	8,399
Globe Life, Inc.(2)	0	1
Goldman Sachs Group, Inc.	2	706
Hartford Financial Services Group, Inc.	77	7,946
Intercontinental Exchange, Inc.	74	10,171
Jefferies Financial Group, Inc.	343	15,127
JP Morgan Chase & Co.	203	40,644
M&T Bank Corp.	53	7,655
Marsh & McLennan Companies, Inc.	9	1,790
Mastercard, Inc.—Class A	72	34,707
Moody’s Corp.	2	822

MSCI, Inc.—Class A	1	696
PayPal Holdings, Inc.(1)	44	2,980
PNC Financial Services Group, Inc.	11	1,738
Progressive Corp.	99	20,528
Prudential Financial, Inc.	21	2,434
Raymond James Financial, Inc.(2)	0	1
Regions Financial Corp.	50	1,056
S&P Global, Inc.	3	1,123
State Street Corp.	2	125
Tradeweb Markets, Inc.—Class A	80	8,333
Travelers Companies, Inc.	92	21,264
Truist Financial Corp.	37	1,460
US Bancorp	694	31,016
Visa, Inc.—Class A	222	62,090
Wells Fargo & Co.	235	13,617
Willis Towers Watson Plc	62	17,087
WR Berkley Corp.	14	1,218

Total Financials		552,269

Healthcare – 11.90%
Abbott Laboratories	24	2,736
AbbVie, Inc.	110	19,962
Agilent Technologies, Inc.	4	643
Align Technology, Inc.(1)	3	1,055
Amgen, Inc.	3	986
Argenx SE—ADR(1)	5	1,969
Avantor, Inc.(1)	629	16,079
Becton Dickinson & Co.	38	9,495
Biogen, Inc.(1)	5	994
Bio-Techne Corp.	3	228
Boston Scientific Corp.(1)	11	752
Bristol Myers Squibb Co.	88	4,758
Catalent, Inc.(1)	14	787
Cencora, Inc.—Class A(2)	0	92
Centene Corp.(1)	22	1,733
Charles River Laboratories International, Inc.(1)	9	2,310
Cigna Group	62	22,637
CVS Health Corp.	29	2,321
Danaher Corp.	12	2,879
DaVita, Inc.(1)	9	1,263
DexCom, Inc.(1)	8	1,145
Edwards Lifesciences Corp.(1)	5	474
Elevance Health, Inc.	33	17,328
Eli Lilly & Co.	66	51,104
GE HealthCare Technologies, Inc.	2	165
Gilead Sciences, Inc.	15	1,134
HCA Healthcare, Inc.	2	722
Hologic, Inc.(1)	27	2,139
Humana, Inc.	31	10,674
ICON Plc(1)	23	7,580
IDEXX Laboratories, Inc.(1)	1	624
Intuitive Surgical, Inc.(1)	47	18,638
IQVIA Holdings, Inc.(1)	3	690
Johnson & Johnson	167	26,381
Laboratory Corp. of America Holdings	2	509
Legend Biotech Corp.—ADR(1)	46	2,593
LivaNova Plc(1)	120	6,717
McKesson Corp.	3	1,593
Medtronic Plc	151	13,155
Merck & Co., Inc.	364	47,986
Mettler-Toledo International, Inc.(1)	1	1,685
Moderna, Inc.(1)	7	728
Molina Healthcare, Inc.(1)	2	684
Penumbra, Inc.(1)	3	612
Regeneron Pharmaceuticals, Inc.(1)	1	1,346
ResMed, Inc.	4	768
Smith & Nephew Plc—ADR	331	8,398
Stryker Corp.	95	34,090
Teleflex, Inc.	7	1,569
Thermo Fisher Scientific, Inc.	33	19,467
UnitedHealth Group, Inc.	121	59,675
Vertex Pharmaceuticals, Inc.(1)	15	6,362
Viatris, Inc.	135	1,617
Zimmer Biomet Holdings, Inc.	5	628
Zoetis, Inc.—Class A	5	865

Total Healthcare		443,524

Industrials – 11.12%
3M Co.	24	2,509
AECOM	165	16,148
AerCap Holdings NV(1)	212	18,398
Automatic Data Processing, Inc.	78	19,464
Boeing Co.(1)	6	1,218
BWX Technologies, Inc.	206	21,146
CACI International, Inc.—Class A(1)	40	15,169
Canadian Pacific Kansas City Ltd.	87	7,632
Carrier Global Corp.	25	1,464
Caterpillar, Inc.	2	827
CH Robinson Worldwide, Inc.	14	1,089
Cintas Corp.	1	991
Copart, Inc.(1)	32	1,871
CSX Corp.	41	1,518
Cummins, Inc.(2)	0	60
Dayforce, Inc.(1)	2	111
Deere & Co.	11	4,322
Delta Air Lines, Inc.	14	670
Dover Corp.	3	562
Eaton Corp. Plc	48	14,969
Emerson Electric Co.	84	9,545
Equifax, Inc.	6	1,669
Expeditors International of Washington, Inc.	16	1,943
Fastenal Co.	2	123
FedEx Corp.	1	304
General Dynamics Corp.(2)	0	79
General Electric Co.	10	1,726
Honeywell International, Inc.	138	28,380
Howmet Aerospace, Inc.	45	3,071
Illinois Tool Works, Inc.	9	2,373
Ingersoll Rand, Inc.	133	12,599
Jacobs Solutions, Inc.	84	12,898
JB Hunt Transport Services, Inc.	66	13,168
Johnson Controls International Plc	88	5,741
L3Harris Technologies, Inc.	8	1,679
Leidos Holdings, Inc.	23	2,978
Lockheed Martin Corp.	4	1,714
MDU Resources Group, Inc.	569	14,328
Norfolk Southern Corp.	3	762
Northrop Grumman Corp.	10	4,730
Old Dominion Freight Line, Inc.	15	3,185
Otis Worldwide Corp.	1	86
PACCAR, Inc.	7	888
Parker-Hannifin Corp.(2)	0	271
Paychex, Inc.	12	1,507
Paycom Software, Inc.	4	703
Paylocity Holding Corp.(1)	27	4,703
Pentair Plc	21	1,802
Quanta Services, Inc.(2)	0	90
Republic Services, Inc.—Class A	4	717
Rockwell Automation, Inc.	1	406
Rollins, Inc.	22	1,041
RTX Corp.	176	17,170
Stanley Black & Decker, Inc.	122	11,940
Textron, Inc.(2)	0	1
Trane Technologies Plc(2)	0	54
U-Haul Holding Co.—Class B	160	10,701
Union Pacific Corp.	32	7,803
United Parcel Service, Inc.—Class B	54	8,043
Verisk Analytics, Inc.—Class A	4	1,033
Vertiv Holdings Co.—Class A	737	60,209
Vestis Corp.	459	8,842
Waste Management, Inc.	104	22,110
Westinghouse Air Brake Technologies Corp.(2)	0	1
WW Grainger, Inc.	1	931

Total Industrials		414,185

Information Technology – 24.57%
Accenture Plc—Class A	12	4,247
Adobe, Inc.(1)	65	32,955
Advanced Micro Devices, Inc.(1)	52	9,367
Akamai Technologies, Inc.(1)	14	1,572
Amphenol Corp.—Class A	133	15,293
Analog Devices, Inc.	8	1,519
ANSYS, Inc.(1)	3	909
Apple, Inc.	766	131,382
Applied Materials, Inc.	7	1,428

Arista Networks, Inc.(1)	48	13,969
ASML Holding NV—Class REG	33	31,993
Atlassian Corp.—Class A(1)	32	6,268
Autodesk, Inc.(1)	4	1,027
Broadcom, Inc.	27	35,313
Cadence Design Systems, Inc.(1)	37	11,432
CDW Corp.	9	2,261
Ciena Corp.(1)	140	6,936
Cisco Systems, Inc.	44	2,193
Cognizant Technology Solutions Corp.—Class A	186	13,625
Corning, Inc.	48	1,575
Dynatrace, Inc.(1)	84	3,881
Fair Isaac Corp.(1)	5	5,713
Fortinet, Inc.(1)	56	3,804
Hewlett Packard Enterprise Co.	8	135
HP, Inc.	49	1,475
Intel Corp.	130	5,730
Intuit, Inc.	51	33,160
Jabil, Inc.	6	738
KLA Corp.	2	1,311
Lam Research Corp.	2	1,625
Marvell Technology, Inc.	72	5,116
Microchip Technology, Inc.	138	12,423
Micron Technology, Inc.	11	1,335
Microsoft Corp.	610	256,838
MongoDB, Inc.—Class A(1)	9	3,254
Motorola Solutions, Inc.	2	651
NVIDIA Corp.	145	130,990
NXP Semiconductors NV	7	1,787
ON Semiconductor Corp.(1)	5	351
Oracle Corp.	309	38,846
Qorvo, Inc.(1)	14	1,653
QUALCOMM, Inc.	129	21,792
Roper Technologies, Inc.(2)	0	144
Salesforce, Inc.	42	12,572
ServiceNow, Inc.(1)	19	14,175
Shopify, Inc.—Class A(1)	35	2,703
Skyworks Solutions, Inc.	123	13,273
Synopsys, Inc.(1)	10	5,722
TE Connectivity Ltd.	16	2,331
Teledyne Technologies, Inc.(1)	4	1,549
Teradyne, Inc.	1	104
Texas Instruments, Inc.	15	2,644
Trimble, Inc.(1)	22	1,414
VeriSign, Inc.(1)	3	561

Total Information Technology		915,064

Materials – 4.86%
Air Products & Chemicals, Inc.	59	14,322
Albemarle Corp.	15	1,910
Amcor Plc	252	2,393
ArcelorMittal SA	339	9,336
Axalta Coating Systems Ltd.(1)	455	15,642
Ball Corp.	55	3,705
Corteva, Inc.	8	467
CRH Plc	293	25,236
Crown Holdings, Inc.	38	3,016
Dow, Inc.	9	544
DuPont de Nemours, Inc.	99	7,559
Ecolab, Inc.	42	9,608
Element Solutions, Inc.	579	14,464
Freeport-McMoRan, Inc.	10	478
International Flavors & Fragrances, Inc.	15	1,315
Knife River Corp.(1)	236	19,102
Linde Plc	15	6,997
LyondellBasell Industries NV—Class A	11	1,125
Martin Marietta Materials, Inc.(2)	0	64
Mosaic Co.	33	1,060
Newmont Corp.	63	2,242
Nucor Corp.	8	1,509
PPG Industries, Inc.	102	14,823
Sherwin-Williams Co.	30	10,406
Vulcan Materials Co.	47	12,897
Westrock Co.	17	833

Total Materials		181,053

Real Estate – 2.28%
American Tower Corp.	60	11,770
AvalonBay Communities, Inc.	5	898
Boston Properties, Inc.	22	1,435
CBRE Group, Inc.—Class A(1)	1	102
CoStar Group, Inc.(1)	10	958
Crown Castle, Inc.	20	2,089
CubeSmart	257	11,611
Equinix, Inc.	1	683
Equity Residential	82	5,170
Extra Space Storage, Inc.	9	1,261
Howard Hughes Holdings, Inc.(1)	121	8,797
Mid-America Apartment Communities, Inc.	64	8,439
Prologis, Inc.	8	1,000
Public Storage	44	12,666
Simon Property Group, Inc.	3	538
UDR, Inc.(2)	0	0
VICI Properties, Inc.—Class A	590	17,589

Total Real Estate		85,006

Utilities – 1.84%
Alliant Energy Corp.	44	2,228
Ameren Corp.	15	1,105
American Electric Power Co., Inc.	34	2,947
American Water Works Co., Inc.	3	352
CenterPoint Energy, Inc.	327	9,307
CMS Energy Corp.(2)	0	0
Consolidated Edison, Inc.	8	764
DTE Energy Co.	2	243
Duke Energy Corp.	22	2,166
Entergy Corp.	116	12,225
Eversource Energy	70	4,199
Exelon Corp.	279	10,473
NextEra Energy, Inc.	23	1,458
NiSource, Inc.	6	169
PG&E Corp.	24	399
Pinnacle West Capital Corp.	137	10,262
PPL Corp.	46	1,271
Sempra	77	5,539
Southern Co.	28	2,008
WEC Energy Group, Inc.	17	1,382

Total Utilities		68,497

Total Common Stocks (Cost: $2,702,978)		3,668,473

SHORT-TERM INVESTMENTS – 1.19%
Money Market Funds – 1.16%
Goldman Sachs Financial Square Government Fund—Class I, 5.21%(3)	43,316	43,316

Total Money Market Funds (Cost: $43,316)		43,316

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.03%
JP Morgan, New York, 4.83% due 03/29/2024	$1,020	1,020

Total Time Deposits (Cost: $1,020)		1,020

Total Short-Term Investments (Cost: $44,336)		44,336

TOTAL INVESTMENTS IN SECURITIES – 99.66%
(Cost: $2,747,314)		3,712,809

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.34%		12,738

TOTAL NET ASSETS – 100.00%		$3,725,547

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.83%
Communication Services – 2.68%
Anterix, Inc.(1)	2	$71
AST SpaceMobile, Inc.—Class A(1)	21	61
Atlanta Braves Holdings, Inc.—Class A(1)	2	80
Atlanta Braves Holdings, Inc.—Class C(1)	8	332
Bandwidth, Inc.—Class A(1)	1	18
Boston Omaha Corp.—Class A(1)(2)	0	4
Cable One, Inc.	19	8,231
Cargurus, Inc.—Class A(1)	18	412
Cars.com, Inc.(1)	12	212
Cinemark Holdings, Inc.(1)	17	306
Cogent Communications Holdings, Inc.	5	334
Consolidated Communications Holdings, Inc.(1)	1	5
Electronic Arts, Inc.	63	8,403
Entravision Communications Corp.—Class A	12	19
Eventbrite, Inc.—Class A(1)	13	71
EverQuote, Inc.—Class A(1)	4	67
EW Scripps Co.—Class A(1)	5	19
Gambling.com Group Ltd.(1)	3	25
Globalstar, Inc.(1)	117	172
Gogo, Inc.(1)	1	10
Gray Television, Inc.	1	7
Grindr, Inc.(1)	8	80
IDT Corp.—Class B	2	85
IMAX Corp.(1)	8	135
Integral Ad Science Holding Corp.(1)	13	127
Iridium Communications, Inc.	17	451
John Wiley & Sons, Inc.—Class A	167	6,356
Liberty Broadband Corp.—Class A(1)	1	33
Liberty Broadband Corp.—Class C(1)	4	203
Liberty Media Corp.-Liberty Formula One—Class C(1)	239	15,661
Lions Gate Entertainment Corp.—Class A(1)	8	77
Lions Gate Entertainment Corp.—Class B(1)	15	139
Live Nation Entertainment, Inc.(1)	404	42,756
Loop Media, Inc.(1)	6	2
Madison Square Garden Entertainment Corp.—Class A(1)	6	248
Magnite, Inc.(1)	11	117
Match Group, Inc.(1)	37	1,336
MediaAlpha, Inc.—Class A(1)	4	75
Nexstar Media Group, Inc.—Class A	2	287
Nextdoor Holdings, Inc.(1)	16	35
Ooma, Inc.(1)	5	41
Pinterest, Inc.—Class A(1)	396	13,722
Playtika Holding Corp.	3	21
PubMatic, Inc.—Class A(1)	1	35
QuinStreet, Inc.(1)	10	174
ROBLOX Corp.—Class A(1)	600	22,916
Roku, Inc.—Class A(1)	2	159
Shutterstock, Inc.	5	210
Sinclair, Inc.	1	14
Spotify Technology SA(1)	234	61,864
Take-Two Interactive Software, Inc.(1)	172	25,577
TechTarget, Inc.(1)	5	160
TKO Group Holdings, Inc.—Class A	9	809
Townsquare Media, Inc.—Class A	2	27
Trade Desk, Inc.—Class A(1)	66	5,804
Vimeo, Inc.(1)	4	15
Vivid Seats, Inc.—Class A(1)	4	25
Warner Music Group Corp.—Class A	289	9,547
Yelp, Inc.—Class A(1)	12	488
Ziff Davis, Inc.(1)	2	124
ZipRecruiter, Inc.—Class A(1)	12	143
ZoomInfo Technologies, Inc.—Class A(1)	23	371

Total Communication Services		229,308

Consumer Discretionary – 10.94%
2U, Inc.(1)(2)	1	0
Abercrombie & Fitch Co.—Class A(1)	5	578
Academy Sports & Outdoors, Inc.	13	910
Accel Entertainment, Inc.—Class A(1)	10	117
Acushnet Holdings Corp.	6	372
Advance Auto Parts, Inc.	228	19,401
American Eagle Outfitters, Inc.	774	19,949
Arko Corp.	15	84
AutoZone, Inc.(1)	5	15,434
Bally’s Corp.(1)	3	40
Bath & Body Works, Inc.	717	35,864
Best Buy Co., Inc.	4	332
Birkenstock Holding Plc(1)	1	59
BJ’s Restaurants, Inc.(1)	3	98
Bloomin’ Brands, Inc.	16	468
Boot Barn Holdings, Inc.(1)	6	535
Bowlero Corp.—Class A	3	37
Bright Horizons Family Solutions, Inc.(1)	123	13,909
Brinker International, Inc.(1)	8	373
Brunswick Corp.	1	80
Buckle, Inc.	6	231
Build-A-Bear Workshop, Inc.	2	57
Burlington Stores, Inc.(1)	81	18,737
Caesars Entertainment, Inc.(1)	13	550
Camping World Holdings, Inc.—Class A	8	218
CarMax, Inc.(1)	1	112
CarParts.com, Inc.(1)	11	17
Carriage Services, Inc.—Class A	2	65
Carvana Co.—Class A(1)	89	7,841
Cava Group, Inc.(1)	6	395
Cavco Industries, Inc.(1)	2	622
Century Casinos, Inc.(1)	4	13
Cheesecake Factory, Inc.	9	322
Chegg, Inc.(1)	18	138
Chipotle Mexican Grill, Inc.—Class A(1)	28	80,141
Choice Hotels International, Inc.	4	563
Churchill Downs, Inc.	11	1,325
Chuy’s Holdings, Inc.(1)	3	91
Clarus Corp.(2)	0	3
Cooper-Standard Holdings, Inc.(1)	1	16
Coupang, Inc.—Class A(1)	165	2,936
Coursera, Inc.(1)	25	346
Cracker Barrel Old Country Store, Inc.	4	300
Cricut, Inc.—Class A	9	42
Crocs, Inc.(1)	9	1,286
Darden Restaurants, Inc.	8	1,403
Dave & Buster’s Entertainment, Inc.(1)	6	395
Deckers Outdoor Corp.(1)	79	74,092
Denny’s Corp.(1)	7	66
Dick’s Sporting Goods, Inc.	1	144
Dillard’s, Inc.—Class A	1	299
Dine Brands Global, Inc.	3	123
Domino’s Pizza, Inc.	152	75,756
DoorDash, Inc.—Class A(1)	216	29,687
Dorman Products, Inc.(1)	5	473
DraftKings, Inc.—Class A(1)	456	20,708
Dream Finders Homes, Inc.—Class A(1)	2	81
Duluth Holdings, Inc.—Class B(1)(2)	0	0
Duolingo, Inc.—Class A(1)	89	19,708
Dutch Bros, Inc.—Class A(1)	538	17,745
eBay, Inc.	5	253
Empire Resorts, Inc.(1)(2)(5)	1	—
Envela Corp.(1)	1	5
Etsy, Inc.(1)	167	11,496
European Wax Center, Inc.—Class A(1)	6	77
Everi Holdings, Inc.(1)	10	96
EVgo, Inc.—Class A(1)	3	8
Expedia Group, Inc.(1)	15	2,020
Figs, Inc.—Class A(1)	20	102
First Watch Restaurant Group, Inc.(1)	2	44
Five Below, Inc.(1)	157	28,486

Floor & Decor Holdings, Inc.—Class A(1)	16	2,032
Fox Factory Holding Corp.(1)	8	414
Frontdoor, Inc.(1)	15	493
Full House Resorts, Inc.(1)	5	28
Funko, Inc.—Class A(1)	5	31
Gap, Inc.	459	12,638
Gentherm, Inc.(1)	212	12,193
Global Business Travel Group I(1)	6	34
Golden Entertainment, Inc.	4	141
Grand Canyon Education, Inc.(1)	1	165
Green Brick Partners, Inc.(1)	2	97
Guess?, Inc.	1	22
H&R Block, Inc.	14	689
Hanesbrands, Inc.(1)	44	254
Hibbett, Inc.	2	140
Hilton Grand Vacations, Inc.(1)	15	691
Hilton Worldwide Holdings, Inc.	17	3,664
Inspired Entertainment, Inc.(1)	4	38
Installed Building Products, Inc.	34	8,711
International Game Technology Plc	20	458
iRobot Corp.(1)	5	40
Jack in the Box, Inc.	4	252
Kontoor Brands, Inc.	10	631
Krispy Kreme, Inc.	5	79
Kura Sushi USA, Inc.—Class A(1)	1	126
Laureate Education, Inc.—Class A	21	301
LCI Industries	2	214
Leslie’s, Inc.(1)	1,530	9,943
LGI Homes, Inc.(1)(2)	0	32
Life Time Group Holdings, Inc.(1)	3	43
Light & Wonder, Inc.(1)	8	807
Lindblad Expeditions Holdings, Inc.(1)(2)	0	4
Livewire Group, Inc.(1)	3	25
Lovesac Co.(1)	3	62
Luminar Technologies, Inc.—Class A(1)	56	110
Malibu Boats, Inc.—Class A(1)	2	99
Marine Products Corp.	1	17
MasterCraft Boat Holdings, Inc.(1)	3	73
Modine Manufacturing Co.(1)	6	584
Monarch Casino & Resort, Inc.	3	188
Mondee Holdings, Inc.—Class A(1)	8	19
Murphy USA, Inc.	25	10,302
Nathan’s Famous, Inc.(2)	0	34
National Vision Holdings, Inc.(1)	1	24
Nerdy, Inc.(1)	13	37
Noodles & Co.—Class A(1)	7	13
Norwegian Cruise Line Holdings Ltd.(1)	15	323
NVR, Inc.(1)	3	24,729
Ollie’s Bargain Outlet Holdings, Inc.(1)	205	16,325
ONE Group Hospitality, Inc.(1)	4	21
OneSpaWorld Holdings Ltd.(1)	16	208
Oxford Industries, Inc.	2	239
Papa John’s International, Inc.	103	6,872
Patrick Industries, Inc.(2)	0	57
Peloton Interactive, Inc.—Class A(1)	50	213
Planet Fitness, Inc.—Class A(1)	354	22,179
PlayAGS, Inc.(1)	7	63
Polaris, Inc.	1	69
Pool Corp.	47	19,150
Portillo’s, Inc.—Class A(1)	8	120
Potbelly Corp.(1)	5	60
PVH Corp.	39	5,463
Qurate Retail, Inc.—Class B(1)	1	3
RCI Hospitality Holdings, Inc.	2	92
Red Robin Gourmet Burgers, Inc.(1)	3	21
Red Rock Resorts, Inc.—Class A	5	288
Rent the Runway, Inc.—Class A(1)(2)	1	0
Revolve Group, Inc.—Class A(1)	8	159
RH(1)	20	7,014
Rocky Brands, Inc.(2)	0	2
Ross Stores, Inc.	46	6,820
Royal Caribbean Cruises Ltd.(1)	11	1,476

Rush Street Interactive, Inc.(1)	12	81
Sabre Corp.(1)	15	36
Sally Beauty Holdings, Inc.(1)	19	234
Savers Value Village, Inc.(1)	2	45
Service Corp. International	8	592
Shake Shack, Inc.—Class A(1)	74	7,671
Six Flags Entertainment Corp.(1)	11	285
Skechers USA, Inc.—Class A(1)	1	87
Skyline Champion Corp.(1)	130	11,058
Sleep Number Corp.(1)	2	36
Solo Brands, Inc.—Class A(1)	3	6
Sonos, Inc.(1)	443	8,440
Steven Madden Ltd.	255	10,798
Stitch Fix, Inc.—Class A(1)	7	19
Stoneridge, Inc.(1)	1	17
Stride, Inc.(1)	8	498
Sturm Ruger & Co., Inc.	3	138
Super Group SGHC Ltd.(1)	25	87
Sweetgreen, Inc.—Class A(1)	157	3,959
Tapestry, Inc.	2	105
Target Hospitality Corp.(1)	6	63
Tempur Sealy International, Inc.	5	293
Texas Roadhouse, Inc.—Class A	114	17,629
ThredUp, Inc.—Class A(1)	3	5
TopBuild Corp.(1)	57	25,041
Torrid Holdings, Inc.(1)	2	9
Tractor Supply Co.	163	42,627
Travel + Leisure Co.	5	236
Udemy, Inc.(1)	17	184
Ulta Beauty, Inc.(1)	64	33,665
Under Armour, Inc.—Class C(1)	1,359	9,706
United Parks & Resorts, Inc.(1)	6	360
Universal Technical Institute, Inc.(1)	1	21
Upbound Group, Inc.	9	330
Urban Outfitters, Inc.(1)	4	170
Vail Resorts, Inc.	1	128
Valvoline, Inc.(1)	5	235
Victoria’s Secret & Co.(1)	5	98
Visteon Corp.(1)	5	604
Vizio Holding Corp.—Class A(1)	13	141
Warby Parker, Inc.—Class A(1)	16	219
Wayfair, Inc.—Class A(1)	72	4,887
Wendy’s Co.	26	482
Williams-Sonoma, Inc.	1	388
Wingstop, Inc.	147	53,872
Winmark Corp.	18	6,495
Wolverine World Wide, Inc.	13	149
Wyndham Hotels & Resorts, Inc.	1	67
Wynn Resorts Ltd.	1	94
XPEL, Inc.(1)	4	230
Xponential Fitness, Inc.—Class A(1)	4	60
YETI Holdings, Inc.(1)	66	2,549
Yum! Brands, Inc.	37	5,141

Total Consumer Discretionary		937,602

Consumer Staples – 5.44%
Albertsons Companies, Inc.—Class A	6	125
Beauty Health Co.(1)	15	67
BellRing Brands, Inc.(1)	906	53,454
Beyond Meat, Inc.(1)	11	95
BJ’s Wholesale Club Holdings, Inc.(1)	7	516
Boston Beer Co., Inc.—Class A(1)	1	395
BRC, Inc.—Class A(1)	7	31
Brown-Forman Corp.—Class A	6	303
Brown-Forman Corp.—Class B	584	30,139
Calavo Growers, Inc.	3	89
Cal-Maine Foods, Inc.	7	420
Casey’s General Stores, Inc.	1	261
Celsius Holdings, Inc.(1)	852	70,664
Chefs’ Warehouse, Inc.(1)	7	247
Church & Dwight Co., Inc.	33	3,437
Clorox Co.	258	39,447
Coca-Cola Consolidated, Inc.	1	752

Dole Plc	8	90
Duckhorn Portfolio, Inc.(1)	2	19
elf Beauty, Inc.(1)	102	19,961
Energizer Holdings, Inc.	13	394
Freshpet, Inc.(1)	684	79,218
Herbalife Ltd.(1)	13	135
Hormel Foods Corp.	752	26,237
Inter Parfums, Inc.	81	11,382
Ispire Technology, Inc.(1)	3	20
J&J Snack Foods Corp.	3	405
J.M. Smucker Co.	225	28,321
John B Sanfilippo & Son, Inc.	2	178
Lamb Weston Holdings, Inc.	209	22,228
Lancaster Colony Corp.	4	756
Maplebear, Inc.(1)	2	81
McCormick & Co., Inc.	491	37,715
Medifast, Inc.	2	76
MGP Ingredients, Inc.	3	253
Mission Produce, Inc.(1)	1	15
National Beverage Corp.(1)	4	209
Oil-Dri Corp. of America(2)	0	16
Performance Food Group Co.(1)	11	810
PriceSmart, Inc.	3	281
Primo Water Corp.	312	5,682
Simply Good Foods Co.(1)	17	575
Sprouts Farmers Market, Inc.(1)	231	14,899
SunOpta, Inc.(1)	17	116
TreeHouse Foods, Inc.(1)	1	47
Turning Point Brands, Inc.	3	93
USANA Health Sciences, Inc.(1)	2	105
Utz Brands, Inc.	407	7,501
Vector Group Ltd.	5	54
Vita Coco Co., Inc.(1)	7	173
Vital Farms, Inc.(1)	6	134
WD-40 Co.	30	7,554
Westrock Coffee Co.(1)	5	56
Zevia PBC—Class A(1)	3	3

Total Consumer Staples		466,234

Energy – 3.24%
Antero Midstream Corp.	17	241
APA Corp.	40	1,391
Archrock, Inc.	5	94
Atlas Energy Solutions, Inc.—Class A(2)	0	11
Borr Drilling Ltd.(1)	41	281
Cactus, Inc.—Class A	121	6,069
Cameco Corp.	873	37,797
ChampionX Corp.	565	20,260
Cheniere Energy, Inc.	36	5,824
Core Laboratories, Inc.	3	50
Coterra Energy, Inc.	184	5,117
Crescent Energy Co.—Class A	6	67
CVR Energy, Inc.	5	189
Diamondback Energy, Inc.	111	22,048
DMC Global, Inc.(1)	1	21
Dorian LPG Ltd.	4	144
Empire Petroleum Corp.(1)	2	12
Energy Fuels, Inc.(1)	26	164
Enerplus Corp.	928	18,252
Equitrans Midstream Corp.	24	296
Evolution Petroleum Corp.	5	33
Excelerate Energy, Inc.—Class A	3	44
Expro Group Holdings NV(1)	6	126
FLEX LNG Ltd.	4	94
Golar LNG Ltd.	1	32
Halliburton Co.	27	1,079
Hess Corp.	23	3,566
HighPeak Energy, Inc.	2	31
Kinetik Holdings, Inc.—Class A	1	32
Kodiak Gas Services, Inc.	1	24
Kosmos Energy Ltd.(1)	85	506
Liberty Energy, Inc.—Class A	2	38
Magnolia Oil & Gas Corp.—Class A	457	11,863

Matador Resources Co.	121	8,063
Nabors Industries Ltd.(1)	2	135
New Fortress Energy, Inc.—Class A	10	301
NexGen Energy Ltd.(1)	2,607	20,255
NextDecade Corp.(1)	14	82
Noble Corp. Plc	17	843
Northern Oil & Gas, Inc.	14	571
Oceaneering International, Inc.(1)	19	438
ONEOK, Inc.	5	393
Ovintiv, Inc.	17	891
Par Pacific Holdings, Inc.(1)	4	153
Patterson-UTI Energy, Inc.	4	44
Permian Resources Corp.—Class A	1,104	19,505
ProFrac Holding Corp.—Class A(1)	1	9
REX American Resources Corp.(1)	1	47
Riley Exploration Permian, Inc.	2	57
SilverBow Resources, Inc.(1)(2)	0	17
Sitio Royalties Corp.—Class A	7	171
Solaris Oilfield Infrastructure, Inc.—Class A	1	5
Southwestern Energy Co.(1)	1,369	10,376
Targa Resources Corp.	33	3,730
TechnipFMC Plc	1,502	37,726
Tellurian, Inc.(1)	6	4
TETRA Technologies, Inc.(1)	23	103
Texas Pacific Land Corp.	3	1,600
Tidewater, Inc.(1)	95	8,768
VAALCO Energy, Inc.	2	16
Valaris Ltd.(1)	11	835
Vertex Energy, Inc.(1)	12	17
Viper Energy, Inc.—Class A	141	5,415
W&T Offshore, Inc.	18	49
Weatherford International Plc(1)	186	21,489

Total Energy		277,904

Financials – 9.67%
AlTi Global, Inc.(1)	4	25
Ameriprise Financial, Inc.	15	6,618
AMERISAFE, Inc.	177	8,896
Apollo Global Management, Inc.	79	8,842
Arch Capital Group Ltd.(1)	8	703
Ares Management Corp.—Class A	25	3,351
Arthur J. Gallagher & Co.	201	50,267
Artisan Partners Asset Management, Inc.—Class A	8	375
Assetmark Financial Holdings, Inc.(1)	4	147
Atlanticus Holdings Corp.(1)(2)	0	4
AvidXchange Holdings, Inc.(1)	26	340
Axos Financial, Inc.(1)	1	65
B. Riley Financial, Inc.	4	80
BancFirst Corp.	1	57
Bancorp, Inc.(1)	9	312
Bank of NT Butterfield & Son Ltd.	1	27
Bank7 Corp.(2)	0	4
BayCom Corp.(2)	0	9
BGC Group, Inc.—Class A	31	241
Block, Inc.—Class A(1)	31	2,615
Blue Owl Capital, Inc.—Class A	11	200
Brighthouse Financial, Inc.(1)	1	50
Brightsphere Investment Group, Inc.	3	57
Brown & Brown, Inc.	14	1,216
BRP Group, Inc.—Class A(1)	11	325
Burke & Herbert Financial Services Corp.(2)	0	8
Cantaloupe, Inc.(1)	8	49
Capital City Bank Group, Inc.	1	26
Cass Information Systems, Inc.	2	108
Citizens Financial Services, Inc.(2)	0	9
Coastal Financial Corp.(1)	2	80
Cohen & Steers, Inc.	186	14,286
Columbia Banking System, Inc.	373	7,220
Columbia Financial, Inc.(1)	3	44
Corpay, Inc.(1)	10	3,039
Crawford & Co.—Class A	3	24
Cullen/Frost Bankers, Inc.	310	34,896
Diamond Hill Investment Group, Inc.	1	84

Donnelley Financial Solutions, Inc.(1)	3	205
eHealth, Inc.(1)	2	10
Encore Capital Group, Inc.(1)	142	6,466
Equitable Holdings, Inc.	49	1,864
Esquire Financial Holdings, Inc.	1	53
Euronet Worldwide, Inc.(1)	46	5,083
Evercore, Inc.—Class A	47	9,096
Everest Group Ltd.	138	54,813
EVERTEC, Inc.	12	485
FactSet Research Systems, Inc.	62	28,076
Federal Agricultural Mortgage Corp.—Class C(2)	0	56
Fidelis Insurance Holdings Ltd.	3	54
First Bancorp	2	41
First Citizens BancShares, Inc.—Class A(2)	0	294
First Financial Bankshares, Inc.	24	800
First Interstate BancSystem, Inc.—Class A	295	8,032
First Merchants Corp.	211	7,357
FirstCash Holdings, Inc.	241	30,767
Five Star Bancorp	1	23
Flywire Corp.(1)	296	7,345
FS Bancorp, Inc.(2)	0	8
GCM Grosvenor, Inc.—Class A	8	74
Global Payments, Inc.	160	21,413
Goosehead Insurance, Inc.—Class A(1)	4	268
Greene County Bancorp, Inc.	1	21
Hamilton Insurance Group Ltd.—Class B(1)	1	11
Hamilton Lane, Inc.—Class A	4	458
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2	46
HCI Group, Inc.	1	160
HomeTrust Bancshares, Inc.	1	22
Houlihan Lokey, Inc.—Class A	176	22,584
I3 Verticals, Inc.—Class A(1)	4	97
International Money Express, Inc.(1)	6	135
Investors Title Co.(2)	0	6
Jack Henry & Associates, Inc.	4	610
Kemper Corp.	327	20,252
Kingsway Financial Services, Inc.(1)	2	20
Kinsale Capital Group, Inc.	74	38,789
KKR & Co., Inc.—Class Miscella	25	2,472
Lakeland Financial Corp.	116	7,718
Lemonade, Inc.(1)	2	26
LendingTree, Inc.(1)	1	23
Lincoln National Corp.	2	73
LPL Financial Holdings, Inc.	11	3,002
MarketAxess Holdings, Inc.	36	7,980
Marqeta, Inc.—Class A(1)	12	70
Metropolitan Bank Holding Corp.(1)(2)	0	7
Moelis & Co.—Class A	6	338
Morningstar, Inc.	4	1,193
MSCI, Inc.—Class A	31	17,544
MVB Financial Corp.(2)	0	4
NBT Bancorp, Inc.	189	6,936
NerdWallet, Inc.—Class A(1)	6	92
NMI Holdings, Inc.—Class A(1)	1	40
NU Holdings Ltd.—Class A(1)	1,460	17,415
Open Lending Corp.—Class A(1)	17	106
Oscar Health, Inc.—Class A(1)	2	34
P10, Inc.—Class A	7	59
Pagseguro Digital Ltd.—Class A(1)	23	322
Palomar Holdings, Inc.—Class A(1)	144	12,076
Pathward Financial, Inc.	1	73
Patria Investments Ltd.—Class A	11	158
Payoneer Global, Inc.(1)	1,073	5,214
Paysign, Inc.(1)	6	21
PennyMac Financial Services, Inc.(2)	0	34
Perella Weinberg Partners—Class A	8	115
Piper Sandler Companies	55	11,003
PJT Partners, Inc.—Class A	140	13,149
Plumas Bancorp(2)	0	9
Primerica, Inc.	3	863
Priority Technology Holdings, Inc.(1)	3	10
PROG Holdings, Inc.	2	53

Regional Management Corp.(2)	0	9
Remitly Global, Inc.(1)	293	6,086
RenaissanceRe Holdings Ltd.	2	487
RLI Corp.	1	203
Rocket Companies, Inc.—Class A(1)	6	93
Ryan Specialty Holdings, Inc.—Class A	1,217	67,568
Selective Insurance Group, Inc.	144	15,689
ServisFirst Bancshares, Inc.	3	209
Shift4 Payments, Inc.—Class A(1)	87	5,746
Silvercrest Asset Management Group, Inc.—Class A	2	28
SiriusPoint Ltd.(1)	1	16
Skyward Specialty Insurance Group, Inc.(1)	2	57
SLM Corp.	13	279
Stellar Bancorp, Inc.	1	15
StepStone Group, Inc.—Class A	10	369
Stock Yards Bancorp, Inc.	4	220
StoneCo Ltd.—Class A(1)	33	547
StoneX Group, Inc.(1)	1	39
Third Coast Bancshares, Inc.(1)(2)	0	5
Tiptree, Inc.	1	22
Toast, Inc.—Class A(1)	1,777	44,292
TPG, Inc.—Class A	3	135
Tradeweb Markets, Inc.—Class A	1,015	105,759
Trupanion, Inc.(1)	7	205
Universal Insurance Holdings, Inc.	1	20
Upstart Holdings, Inc.(1)	14	372
UWM Holdings Corp.	5	36
Value Line, Inc.(2)	0	6
Victory Capital Holdings, Inc.—Class A	5	194
Virtus Investment Partners, Inc.(2)	0	48
Walker & Dunlop, Inc.	68	6,822
Westamerica BanCorp	1	68
Western Alliance Bancorp	124	7,955
Western Union Co.	7	104
WEX, Inc.(1)	39	9,368
Willis Towers Watson Plc	2	536
Wintrust Financial Corp.	63	6,529
WisdomTree, Inc.	414	3,809
World Acceptance Corp.(1)(2)	0	9
WR Berkley Corp.	174	15,388
WSFS Financial Corp.	221	9,991
XP, Inc.—Class A	4	102

Total Financials		828,260

Healthcare – 19.44%
10X Genomics, Inc.—Class A(1)	14	516
4D Molecular Therapeutics, Inc.(1)	1	21
89bio, Inc.(1)	15	173
Acadia Healthcare Co., Inc.(1)	235	18,636
ACADIA Pharmaceuticals, Inc.(1)	23	422
Accolade, Inc.(1)	12	128
Accuray, Inc.(1)	17	43
ACELYRIN, Inc.(1)	6	40
Aclaris Therapeutics, Inc.(1)	13	16
Actinium Pharmaceuticals, Inc.(1)	5	40
AdaptHealth Corp.—Class A(1)	9	107
Adaptive Biotechnologies Corp.(1)	16	51
Addus HomeCare Corp.(1)	1	139
ADMA Biologics, Inc.(1)	21	137
Aduro Bioteech, Inc.(1)(5)	5	13
Aerovate Therapeutics, Inc.(1)	2	62
Agenus, Inc.(1)	10	6
Agilent Technologies, Inc.	101	14,665
Agiliti, Inc.(1)	5	52
agilon health, Inc.(1)	40	247
AirSculpt Technologies, Inc.(1)	2	14
Akero Therapeutics, Inc.(1)	11	290
Akoya Biosciences, Inc.(1)	4	20
Aldeyra Therapeutics, Inc.(1)	9	29
Alector, Inc.(1)	13	79
Align Technology, Inc.(1)	96	31,317
Alignment Healthcare, Inc.(1)	16	78
Alkermes Plc(1)	31	835

Alnylam Pharmaceuticals, Inc.(1)	15	2,264
Alphatec Holdings, Inc.(1)	7	97
Alpine Immune Sciences, Inc.(1)	4	153
Amicus Therapeutics, Inc.(1)	499	5,879
AMN Healthcare Services, Inc.(1)	7	443
Amphastar Pharmaceuticals, Inc.(1)	7	309
Amylyx Pharmaceuticals, Inc.(1)	9	27
AnaptysBio, Inc.(1)	3	64
Anavex Life Sciences Corp.(1)	14	69
ANI Pharmaceuticals, Inc.(1)	2	144
Apellis Pharmaceuticals, Inc.(1)	286	16,808
Apogee Therapeutics, Inc.(1)	198	13,153
Arbutus Biopharma Corp.(1)	15	40
Arcellx, Inc.(1)	68	4,745
Arcturus Therapeutics Holdings, Inc.(1)(2)	0	12
Arcus Biosciences, Inc.(1)	3	59
Arcutis Biotherapeutics, Inc.(1)	15	147
Ardelyx, Inc.(1)	28	205
Argenx SE—ADR(1)	150	59,005
ArriVent Biopharma, Inc.(1)	1	14
Arrowhead Pharmaceuticals, Inc.(1)	22	619
ARS Pharmaceuticals, Inc.(1)	1	9
Artivion, Inc.(1)	1	22
Arvinas, Inc.(1)	9	368
Ascendis Pharma—ADR(1)	484	73,188
Astrana Health, Inc.(1)	8	339
Astria Therapeutics, Inc.(1)	8	117
Atara Biotherapeutics, Inc.(1)	1	1
AtriCure, Inc.(1)	119	3,630
Atrion Corp.(2)	0	120
Aurinia Pharmaceuticals, Inc.(1)	25	126
Aveanna Healthcare Holdings, Inc.(1)	2	4
Avid Bioservices, Inc.(1)	12	80
Avita Medical, Inc.(1)	5	76
Axogen, Inc.(1)	8	62
Axonics, Inc.(1)	9	639
Axsome Therapeutics, Inc.(1)	7	530
Azenta, Inc.(1)	92	5,527
Beam Therapeutics, Inc.(1)	13	415
Beyond Air, Inc.(1)	6	10
BioCryst Pharmaceuticals, Inc.(1)	26	133
Biohaven Ltd.(1)	67	3,668
BioLife Solutions, Inc.(1)	307	5,690
BioMarin Pharmaceutical, Inc.(1)	3	294
Biomea Fusion, Inc.(1)	4	56
Biote Corp.—Class A(1)	1	6
Bio-Techne Corp.	688	48,457
BioVie, Inc.—Class A(1)(2)	1	0
Bioxcel Therapeutics, Inc.(1)	3	9
Blueprint Medicines Corp.(1)	79	7,464
Bridgebio Pharma, Inc.(1)	117	3,607
Bright Green Corp.(1)	11	3
BrightSpring Health Services, Inc.(1)	7	73
Bruker Corp.	15	1,416
Cabaletta Bio, Inc.(1)	131	2,237
Cardinal Health, Inc.	19	2,128
Cargo Therapeutics, Inc.(1)	2	40
Cartesian Therapeutics, Inc.(1)	5	3
Cassava Sciences, Inc.(1)	8	153
Castle Biosciences, Inc.(1)	2	37
Catalyst Pharmaceuticals, Inc.(1)	21	330
Celldex Therapeutics, Inc.(1)	3	128
Cencora, Inc.—Class A	25	6,155
Cerevel Therapeutics Holdings, Inc.(1)	13	564
Certara, Inc.(1)	6	112
Cerus Corp.(1)	32	61
CG oncology, Inc.(1)	2	84
Chemed Corp.	2	1,013
Chinook Therapeutics, Inc.(1)(5)	3	1
ClearPoint Neuro, Inc.(1)	4	25
Codexis, Inc.(1)	2	6
Cogent Biosciences, Inc.(1)	9	57

Coherus Biosciences, Inc.(1)	17	40
Collegium Pharmaceutical, Inc.(1)	6	235
Compass Therapeutics, Inc.(1)	2	3
CONMED Corp.	111	8,913
Cooper Companies, Inc.	264	26,785
Corcept Therapeutics, Inc.(1)	15	382
CorMedix, Inc.(1)	10	42
CorVel Corp.(1)	2	427
Crinetics Pharmaceuticals, Inc.(1)	791	37,037
Cross Country Healthcare, Inc.(1)	1	19
CryoPort, Inc.(1)	7	121
Cue Biopharma, Inc.(1)	6	11
Cutera, Inc.(1)(2)	0	1
CVRx, Inc.(1)	2	31
Cytek Biosciences, Inc.(1)	22	150
Cytokinetics, Inc.(1)	16	1,153
DaVita, Inc.(1)	8	1,123
Day One Biopharmaceuticals, Inc.(1)	11	177
Deciphera Pharmaceuticals, Inc.(1)	4	57
Definitive Healthcare Corp.—Class A(1)	704	5,682
Denali Therapeutics, Inc.(1)	22	457
Dentsply Sirona, Inc.	658	21,839
DexCom, Inc.(1)	893	123,842
Disc Medicine, Inc.—Class A(1)	70	4,344
DocGo, Inc.(1)	15	59
Doximity, Inc.—Class A(1)	7	193
Dynavax Technologies Corp.—Class A(1)	20	252
Dyne Therapeutics, Inc.(1)	3	89
Edwards Lifesciences Corp.(1)	553	52,878
Embecta Corp.	1	14
Enanta Pharmaceuticals, Inc.(1)	1	9
Encompass Health Corp.	1	80
Ensign Group, Inc.	10	1,263
Evolent Health, Inc.—Class A(1)	148	4,859
Evolus, Inc.(1)	8	108
Exact Sciences Corp.(1)	667	46,079
Exelixis, Inc.(1)	510	12,108
Eyenovia, Inc.(1)	5	5
EyePoint Pharmaceuticals, Inc.(1)	4	76
Fennec Pharmaceuticals, Inc.(1)	1	9
Foghorn Therapeutics, Inc.(1)	4	24
Genelux Corp.(1)	1	5
Geron Corp.(1)	72	238
Glaukos Corp.(1)	235	22,111
Globus Medical, Inc.—Class A(1)	334	17,901
GTX, Inc.(1)(2)(5)	0	0
Guardant Health, Inc.(1)	21	434
Haemonetics Corp.(1)	9	797
Halozyme Therapeutics, Inc.(1)	232	9,456
Harmony Biosciences Holdings, Inc.(1)	6	204
Harrow, Inc.(1)	6	74
Harvard Bioscience, Inc.(1)	7	30
Health Catalyst, Inc.(1)	6	45
HealthEquity, Inc.(1)	274	22,340
HealthStream, Inc.	2	47
Heron Therapeutics, Inc.(1)	18	50
HilleVax, Inc.(1)	1	21
Hims & Hers Health, Inc.(1)	23	357
Hologic, Inc.(1)	121	9,451
Humacyte, Inc.(1)	10	30
ICON Plc(1)	95	32,040
Ideaya Biosciences, Inc.(1)	98	4,318
IDEXX Laboratories, Inc.(1)	45	24,078
Illumina, Inc.(1)	93	12,746
Immuneering Corp.—Class A(1)	3	10
ImmunityBio, Inc.(1)	20	108
Immunome, Inc.(1)	127	3,131
Immunovant, Inc.(1)	115	3,720
Inari Medical, Inc.(1)	9	445
Incyte Corp.(1)	164	9,366
InfuSystem Holdings, Inc.(1)	4	31
Inhibrx, Inc.(1)	4	147

Inmode Ltd.(1)	14	311
Innovage Holding Corp.(1)	3	15
Innoviva, Inc.(1)	1	12
Insmed, Inc.(1)	26	699
Inspire Medical Systems, Inc.(1)	80	17,184
Insulet Corp.(1)	10	1,789
Integra LifeSciences Holdings Corp.(1)	208	7,374
Intellia Therapeutics, Inc.(1)	2	66
Intra-Cellular Therapies, Inc.(1)	17	1,208
Ionis Pharmaceuticals, Inc.(1)	18	802
IQVIA Holdings, Inc.(1)	25	6,426
iRadimed Corp.	1	59
iRhythm Technologies, Inc.(1)	255	29,607
Ironwood Pharmaceuticals, Inc.—Class A(1)	10	91
Janux Therapeutics, Inc.(1)(2)	0	8
Jazz Pharmaceuticals Plc(1)	5	576
Joint Corp.(1)	3	34
Karyopharm Therapeutics, Inc.(1)	20	30
Keros Therapeutics, Inc.(1)	5	317
KORU Medical Systems, Inc.(1)	6	14
Krystal Biotech, Inc.(1)	38	6,675
Kymera Therapeutics, Inc.(1)	8	305
Lantheus Holdings, Inc.(1)	13	788
LeMaitre Vascular, Inc.	4	243
Lexeo Therapeutics, Inc.(1)	1	13
Lexicon Pharmaceuticals, Inc.(1)	7	17
LifeStance Health Group, Inc.(1)	11	66
Ligand Pharmaceuticals, Inc.(1)	88	6,418
Lineage Cell Therapeutics, Inc.(1)	26	39
Liquidia Corp.(1)	6	96
LivaNova Plc(1)	1	36
Longboard Pharmaceuticals, Inc.(1)	2	34
MacroGenics, Inc.(1)	3	51
Madrigal Pharmaceuticals, Inc.(1)	3	736
MannKind Corp.(1)	39	176
Maravai LifeSciences Holdings, Inc.—Class A(1)	9	80
Marinus Pharmaceuticals, Inc.(1)	11	95
Masimo Corp.(1)	6	954
MaxCyte, Inc.(1)	1	5
Medpace Holdings, Inc.(1)	36	14,349
MeiraGTx Holdings Plc(1)	4	26
Merit Medical Systems, Inc.(1)	11	802
Merrimack Pharmaceuticals, Inc.(1)	2	27
Mersana Therapeutics, Inc.(1)	12	56
Mesa Laboratories, Inc.	101	11,116
Mettler-Toledo International, Inc.(1)	24	32,249
Mineralys Therapeutics, Inc.(1)	1	14
Mirum Pharmaceuticals, Inc.(1)	5	116
ModivCare, Inc.(1)	2	55
Molina Healthcare, Inc.(1)	5	1,941
MoonLake Immunotherapeutics—Class A(1)	47	2,385
Morphic Holding, Inc.(1)	6	222
Mural Oncology Plc(1)	3	15
Nano-X Imaging Ltd.(1)	1	7
Natera, Inc.(1)	343	31,381
National Research Corp.	3	106
Neogen Corp.(1)	266	4,202
NeoGenomics, Inc.(1)	2	36
Neumora Therapeutics, Inc.(1)	1	17
Neurocrine Biosciences, Inc.(1)	75	10,373
Nevro Corp.(1)	2	34
Novavax, Inc.(1)	17	81
Novocure Ltd.(1)	16	255
Nuvalent, Inc.—Class A(1)	147	11,008
Nuvectis Pharma, Inc.(1)	2	12
Ocular Therapeutix, Inc.(1)	22	197
Olema Pharmaceuticals, Inc.(1)	202	2,291
Omega Therapeutics, Inc.(1)	4	16
Omeros Corp.(1)	4	15
OmniAb, Inc.—Class CR3(1)(2)(5)(6)	19	—
OmniAb, Inc.—Class CR4(1)(2)(5)(6)	19	—
Omnicell, Inc.(1)	37	1,088

Opthea Ltd.—ADR(1)	162	668
OptimizeRx Corp.(1)	3	35
Optinose, Inc.(1)	12	18
Option Care Health, Inc.(1)	31	1,048
Orchestra BioMed Holdings, Inc.(1)	2	13
Organogenesis Holdings, Inc.—Class A(1)	2	4
OrthoPediatrics Corp.(1)	3	76
Outlook Therapeutics, Inc.(1)	1	16
Outset Medical, Inc.(1)	9	20
P3 Health Partners, Inc.(1)	7	7
Pacific Biosciences of California, Inc.(1)	25	95
Pacira BioSciences, Inc.(1)	190	5,548
Paragon 28, Inc.(1)	8	101
Patterson Companies, Inc.	3	96
PDS Biotechnology Corp.(1)	5	19
Pennant Group, Inc.(1)	5	105
Penumbra, Inc.(1)	101	22,644
PepGen, Inc.(1)(2)	0	7
PetIQ, Inc.—Class A(1)	4	80
Phathom Pharmaceuticals, Inc.(1)	2	16
Phibro Animal Health Corp.—Class A	1	12
Phreesia, Inc.(1)	10	237
Pliant Therapeutics, Inc.(1)	11	157
Prestige Consumer Healthcare, Inc.(1)	191	13,840
Prime Medicine, Inc.(1)	8	54
Privia Health Group, Inc.(1)	21	411
PROCEPT BioRobotics Corp.(1)	87	4,309
Progyny, Inc.(1)	15	564
ProKidney Corp.—Class A(1)	2	3
Protagonist Therapeutics, Inc.(1)	7	195
Prothena Corp. Plc(1)	8	196
PTC Therapeutics, Inc.(1)	11	315
Pulmonx Corp.(1)	328	3,038
Pulse Biosciences, Inc.(1)	1	6
Quanterix Corp.(1)	1	25
Quipt Home Medical Corp.(1)	8	34
RadNet, Inc.(1)	153	7,430
RAPT Therapeutics, Inc.(1)	4	36
Reneo Pharmaceuticals, Inc.(1)	2	3
Repligen Corp.(1)	259	47,639
ResMed, Inc.	70	13,779
Revance Therapeutics, Inc.(1)	16	80
REVOLUTION Medicines, Inc.(1)	215	6,925
Rhythm Pharmaceuticals, Inc.(1)	10	431
Rigel Pharmaceuticals, Inc.(1)	25	37
Rocket Pharmaceuticals, Inc.(1)	10	279
Roivant Sciences Ltd.(1)	52	546
RxSight, Inc.(1)	63	3,239
Sage Therapeutics, Inc.(1)	9	174
Sagimet Biosciences, Inc.—Class A(1)	2	10
Sana Biotechnology, Inc.(1)	1	12
Sanara Medtech, Inc.(1)	1	24
Sarepta Therapeutics, Inc.(1)	13	1,743
Savara, Inc.(1)	2	8
Schrodinger, Inc.(1)	133	3,584
Scilex Holding Co.(1)	1	2
scPharmaceuticals, Inc.(1)	6	29
Select Medical Holdings Corp.	19	584
Semler Scientific, Inc.(1)	1	25
Seres Therapeutics, Inc.(1)	12	9
Sharecare, Inc.(1)	3	2
Shockwave Medical, Inc.(1)	134	43,655
SI-BONE, Inc.(1)	233	3,822
SIGA Technologies, Inc.	9	74
Sight Sciences, Inc.(1)	4	20
Silk Road Medical, Inc.(1)	7	131
Simulations Plus, Inc.	3	120
Sotera Health Co.(1)	13	151
SpringWorks Therapeutics, Inc.(1)	130	6,381
STAAR Surgical Co.(1)	9	350
STERIS Plc	158	35,522
Structure Therapeutics, Inc.—ADR(1)	426	18,254

Summit Therapeutics, Inc.(1)	22	92
Supernus Pharmaceuticals, Inc.(1)	263	8,962
Surgery Partners, Inc.(1)	269	8,030
Surmodics, Inc.(1)	3	78
Syndax Pharmaceuticals, Inc.(1)	12	291
Tactile Systems Technology, Inc.(1)	4	73
Tandem Diabetes Care, Inc.(1)	114	4,037
Tela Bio, Inc.(1)	3	16
Terns Pharmaceuticals, Inc.(1)	6	38
TG Therapeutics, Inc.(1)	26	393
TransMedics Group, Inc.(1)	237	17,511
Travere Therapeutics, Inc.—Class Preferre(1)	13	99
Treace Medical Concepts, Inc.(1)	9	111
Turnstone Biologics Corp.(1)	1	2
Twist Bioscience Corp.(1)	353	12,123
Tyra Biosciences, Inc.(1)	1	15
UFP Technologies, Inc.(1)	1	333
Ultragenyx Pharmaceutical, Inc.(1)	12	559
UroGen Pharma Ltd.(1)	4	62
US Physical Therapy, Inc.	3	315
Utah Medical Products, Inc.	1	41
Vaxcyte, Inc.(1)	477	32,575
Vaxxinity, Inc.—Class A(1)	8	5
Veeva Systems, Inc.—Class A(1)	386	89,396
Ventyx Biosciences, Inc.(1)	9	48
Vera Therapeutics, Inc.—Class A(1)	4	157
Vericel Corp.(1)	222	11,545
Verrica Pharmaceuticals, Inc.(1)	4	22
Vicarious Surgical, Inc.—Class A(1)	6	2
Viemed Healthcare, Inc.(1)	6	61
Viking Therapeutics, Inc.(1)	72	5,872
Vir Biotechnology, Inc.(1)	1	7
Viridian Therapeutics, Inc.(1)	7	130
Voyager Therapeutics, Inc.(1)	7	66
Waters Corp.(1)	126	43,309
West Pharmaceutical Services, Inc.	206	81,441
X4 Pharmaceuticals, Inc.(1)	11	15
Xencor, Inc.(1)	6	131
Xenon Pharmaceuticals, Inc.(1)	557	24,000
Xeris Biopharma Holdings, Inc.(1)	24	53
Y-mAbs Therapeutics, Inc.(1)	3	55
Zentalis Pharmaceuticals, Inc.(1)	11	170
Zynex, Inc.(1)	3	42

Total Healthcare		1,665,758

Industrials – 21.20%
374Water, Inc.(1)	10	13
AAON, Inc.	134	11,767
AAR Corp.(1)	115	6,886
ACV Auctions, Inc.—Class A(1)	24	444
Advanced Drainage Systems, Inc.	226	38,867
Aerovironment, Inc.(1)	142	21,704
Alamo Group, Inc.	2	429
Albany International Corp.—Class A	123	11,514
Allegiant Travel Co.—Class A(2)	0	22
Allegion Plc	12	1,647
Allient, Inc.	2	86
Allison Transmission Holdings, Inc.	1	105
Alta Equipment Group, Inc.	4	53
Ameresco, Inc.—Class A(1)	104	2,504
American Airlines Group, Inc.(1)	36	560
American Woodmark Corp.(1)(2)	0	17
AMETEK, Inc.	325	59,443
Amprius Technologies, Inc.(1)	1	2
AO Smith Corp.	2	171
API Group Corp.(1)	26	1,030
Apogee Enterprises, Inc.	2	94
Applied Industrial Technologies, Inc.	48	9,459
ArcBest Corp.	2	251
Aris Water Solutions, Inc.—Class A(2)	0	6
Armstrong World Industries, Inc.	2	236
Array Technologies, Inc.(1)	28	421
ASGN, Inc.(1)	2	239

Asure Software, Inc.(1)	1	6
Atkore, Inc.	7	1,320
Atmus Filtration Technologies, Inc.(1)	10	312
Avis Budget Group, Inc.	1	124
Axon Enterprise, Inc.(1)	258	80,712
AZEK Co., Inc.—Class A(1)	563	28,255
Babcock & Wilcox Enterprises, Inc.(1)	1	1
Barrett Business Services, Inc.	1	138
Beacon Roofing Supply, Inc.(1)	135	13,270
Blink Charging Co.(1)	6	18
Bloom Energy Corp.—Class A(1)	36	404
Blue Bird Corp.(1)(2)	0	16
Booz Allen Hamilton Holding Corp.—Class A	19	2,866
Bowman Consulting Group Ltd.—Class A(1)	2	71
Brink’s Co.	8	769
Broadridge Financial Solutions, Inc.	15	3,028
Brookfield Business Corp.—Class A	5	115
Builders FirstSource, Inc.(1)	95	19,747
BWX Technologies, Inc.	2	248
Cadre Holdings, Inc.	4	133
Carlisle Companies, Inc.	33	12,812
Casella Waste Systems, Inc.—Class A(1)	11	1,039
CBIZ, Inc.(1)	9	701
CH Robinson Worldwide, Inc.	14	1,028
ChargePoint Holdings, Inc.(1)	52	100
Chart Industries, Inc.(1)	87	14,321
Cimpress Plc(1)	2	170
Cintas Corp.	12	7,983
Clean Harbors, Inc.(1)	132	26,500
Comfort Systems USA, Inc.	54	17,077
Commercial Vehicle Group, Inc.(1)	1	4
Concrete Pumping Holdings, Inc.(1)	3	20
Construction Partners, Inc.—Class A(1)	8	448
Copart, Inc.(1)	129	7,487
Core & Main, Inc.—Class A(1)	414	23,682
CRA International, Inc.	1	189
Crane Co.	116	15,693
CSG Systems International, Inc.	6	286
CSW Industrials, Inc.	3	673
Curtiss-Wright Corp.	86	22,076
Custom Truck One Source, Inc.(1)	11	62
Daseke, Inc.(1)	9	74
Dayforce, Inc.(1)	331	21,942
Delta Air Lines, Inc.	5	244
Distribution Solutions Group, Inc.(1)	2	61
Donaldson Co., Inc.	8	575
Douglas Dynamics, Inc.	4	101
Dragonfly Energy Holdings Corp.(1)	8	4
Dycom Industries, Inc.(1)	5	766
EMCOR Group, Inc.	30	10,554
Energy Recovery, Inc.(1)	10	164
Enerpac Tool Group Corp.—Class A	10	363
EnerSys	7	669
Enovix Corp.(1)	500	4,003
Eos Energy Enterprises, Inc.(1)	25	26
Equifax, Inc.	103	27,549
Esab Corp.	108	11,929
ESCO Technologies, Inc.	3	296
Eve Holding, Inc.(1)	3	17
EVI Industries, Inc.	1	23
ExlService Holdings, Inc.(1)	441	14,011
Expeditors International of Washington, Inc.	3	351
Exponent, Inc.	9	780
Fastenal Co.	64	4,971
Federal Signal Corp.	11	948
Ferguson Plc	2	365
First Advantage Corp.	1	16
FiscalNote Holdings, Inc.(1)	3	3
Fluence Energy, Inc.—Class A(1)	11	191
Fluor Corp.(1)	25	1,047
Forrester Research, Inc.(1)	2	45
Fortive Corp.	1,199	103,169

Forward Air Corp.	5	148
Franklin Covey Co.(1)	2	88
Franklin Electric Co., Inc.	9	918
Frontier Group Holdings, Inc.(1)	7	61
FTAI Aviation Ltd.	281	18,928
FTC Solar, Inc.(1)	11	6
FTI Consulting, Inc.(1)	45	9,568
Gates Industrial Corp. Plc(1)	194	3,431
GATX Corp.(2)	0	58
Genpact Ltd.	6	213
Gibraltar Industries, Inc.(1)	3	258
Global Industrial Co.	2	88
GMS, Inc.(1)	2	229
Gorman-Rupp Co.	1	36
Graco, Inc.	226	21,162
GrafTech International Ltd.	19	27
Granite Construction, Inc.	1	64
Griffon Corp.	4	322
H&E Equipment Services, Inc.	6	384
Healthcare Services Group, Inc.(1)	13	167
HEICO Corp.	105	20,085
HEICO Corp.—Class A	81	12,451
Helios Technologies, Inc.	6	278
Herc Holdings, Inc.	5	886
Hexcel Corp.	81	5,885
Hillenbrand, Inc.	13	657
Hillman Solutions Corp.(1)	1,168	12,426
Himalaya Shipping Ltd.(1)	1	7
HireQuest, Inc.	1	12
HNI Corp.	1	36
Howmet Aerospace, Inc.	287	19,650
Hubbell, Inc.—Class B	76	31,448
Hudson Technologies, Inc.(1)	1	13
Huron Consulting Group, Inc.(1)	3	334
Hyster-Yale Materials Handling, Inc.	2	135
IBEX Holdings Ltd.(1)	2	26
ICF International, Inc.	3	525
IDEX Corp.	114	27,806
IES Holdings, Inc.(1)	2	185
Ingersoll Rand, Inc.	544	51,637
Innodata, Inc.(1)	5	33
INNOVATE Corp.(1)	3	2
Insperity, Inc.	7	726
Janus International Group, Inc.(1)	16	239
JB Hunt Transport Services, Inc.	29	5,742
Joby Aviation, Inc.(1)	17	93
John Bean Technologies Corp.	6	622
Kadant, Inc.	2	715
Karat Packaging, Inc.	1	37
KBR, Inc.	7	466
Kforce, Inc.	4	247
Kornit Digital Ltd.(1)	181	3,276
Kratos Defense & Security Solutions, Inc.(1)	552	10,139
Landstar System, Inc.	40	7,737
LanzaTech Global, Inc.(1)	4	12
Legalzoom.com, Inc.(1)	25	332
Leonardo DRS, Inc.(1)	1,002	22,142
Limbach Holdings, Inc.(1)(2)	0	12
Lincoln Electric Holdings, Inc.	8	2,007
Lindsay Corp.	2	242
Liquidity Services, Inc.(1)	3	49
LSI Industries, Inc.	4	57
Lyft, Inc.—Class A(1)	53	1,018
Marten Transport Ltd.	9	160
Masonite International Corp.(1)	4	536
Matthews International Corp.—Class A	1	46
MAXIMUS, Inc.	125	10,475
Mayville Engineering Co., Inc.(1)(2)	0	6
McGrath RentCorp	5	567
Miller Industries, Inc.(2)	0	4
Montrose Environmental Group, Inc.(1)	5	206
Moog, Inc.—Class A	56	8,892

MRC Global, Inc.(1)	5	69
MSA Safety, Inc.	78	15,077
MSC Industrial Direct Co., Inc.—Class A	117	11,338
Mueller Industries, Inc.	9	487
Mueller Water Products, Inc.—Class A	29	465
MYR Group, Inc.(1)	55	9,774
NEXTracker, Inc.—Class A(1)	340	19,113
Nordson Corp.	132	36,264
NuScale Power Corp.(1)	10	54
NV5 Global, Inc.(1)	2	228
Old Dominion Freight Line, Inc.	28	6,067
Omega Flex, Inc.	1	44
Oshkosh Corp.	261	32,523
Otis Worldwide Corp.	4	367
PAM Transportation Services, Inc.(1)(2)	0	3
Parsons Corp.(1)	4	292
Paychex, Inc.	49	5,961
Paycom Software, Inc.	8	1,548
Paycor HCM, Inc.(1)	217	4,222
Paylocity Holding Corp.(1)	6	1,087
Performant Financial Corp.(1)	9	26
Pitney Bowes, Inc.	15	66
Planet Labs PBC(1)	29	75
Preformed Line Products Co.(2)	0	25
Primoris Services Corp.	185	7,896
Quanta Services, Inc.	203	52,825
RB Global, Inc.	21	1,593
RBC Bearings, Inc.(1)	97	26,151
Redwire Corp.(1)	2	8
Rocket Lab USA, Inc.(1)	53	217
Rockwell Automation, Inc.	174	50,683
Rollins, Inc.	38	1,778
RXO, Inc.(1)	19	412
Saia, Inc.(1)	148	86,624
SES AI Corp.(1)	2	4
Shoals Technologies Group, Inc.—Class A(1)	32	357
Shyft Group, Inc.	6	80
Simpson Manufacturing Co., Inc.	93	19,041
SiteOne Landscape Supply, Inc.(1)	97	16,961
SKYX Platforms Corp.(1)	13	17
SP Plus Corp.(1)	4	190
Spirit AeroSystems Holdings, Inc.—Class A(1)	2	57
SPX Technologies, Inc.(1)	7	835
Standex International Corp.	2	324
Stericycle, Inc.(1)	212	11,162
Sterling Check Corp.(1)(2)	0	6
Sterling Infrastructure, Inc.(1)	5	538
Sun Country Airlines Holdings, Inc.(1)	4	65
SunPower Corp.—Class A(1)	16	48
Symbotic, Inc.—Class A(1)	182	8,187
Tecnoglass, Inc.	208	10,806
Tennant Co.	2	222
Terex Corp.	113	7,267
Tetra Tech, Inc.	67	12,352
Thermon Group Holdings, Inc.(1)	1	21
Toro Co.	433	39,692
TPI Composites, Inc.(1)	7	22
Trane Technologies Plc	10	3,040
Transcat, Inc.(1)	2	168
TransDigm Group, Inc.	1	1,661
Trex Co., Inc.(1)	424	42,281
TriNet Group, Inc.	6	790
Trinity Industries, Inc.	3	81
TTEC Holdings, Inc.	4	39
UFP Industries, Inc.	2	212
U-Haul Holding Co.(1)(2)	0	24
U-Haul Holding Co.—Class B	6	399
UniFirst Corp.	41	7,169
United Rentals, Inc.	2	1,508
Upwork, Inc.(1)	23	286
Valmont Industries, Inc.(2)	0	46
Velo3D, Inc.(1)	16	7

Verisk Analytics, Inc.—Class A	141	33,143
Verra Mobility Corp.—Class A(1)	26	637
Vertiv Holdings Co.—Class A	752	61,411
Viad Corp.(1)	4	150
Vicor Corp.(1)	4	159
Virgin Galactic Holdings, Inc.(1)	37	55
Wabash National Corp.	9	255
Watsco, Inc.	1	548
Watts Water Technologies, Inc.—Class A	43	9,099
Werner Enterprises, Inc.	2	67
Westinghouse Air Brake Technologies Corp.	99	14,363
WillScot Mobile Mini Holdings Corp.—Class A(1)	7	333
WNS Holdings Ltd.(1)	86	4,338
WW Grainger, Inc.	7	6,769
Xometry, Inc.—Class A(1)	1	13
XPO, Inc.(1)	219	26,750
Xylem, Inc.	610	78,856
Zurn Elkay Water Solutions Corp.	729	24,415

Total Industrials		1,815,294

Information Technology – 22.77%
8x8, Inc.(1)	24	64
A10 Networks, Inc.	13	176
ACI Worldwide, Inc.(1)	17	580
ACM Research, Inc.—Class A(1)	2	45
Adeia, Inc.	18	191
Advanced Energy Industries, Inc.	7	715
Aehr Test Systems(1)	5	63
Agilysys, Inc.(1)	4	317
Akamai Technologies, Inc.(1)	207	22,513
Akoustis Technologies, Inc.(1)	21	12
Alarm.com Holdings, Inc.(1)	9	647
Alkami Technology, Inc.(1)	8	187
Allegro MicroSystems, Inc.(1)	11	309
Altair Engineering, Inc.—Class A(1)	296	25,518
Ambarella, Inc.(1)	49	2,494
American Software, Inc.—Class A	381	4,367
Amphenol Corp.—Class A	44	5,097
Amplitude, Inc.—Class A(1)	13	143
ANSYS, Inc.(1)	86	29,968
Appfolio, Inc.—Class A(1)	87	21,538
Appian Corp.—Class A(1)	8	306
Applied Digital Corp.(1)	16	70
AppLovin Corp.—Class A(1)	8	538
Arista Networks, Inc.(1)	172	49,874
Arlo Technologies, Inc.(1)	15	188
Asana, Inc.—Class A(1)	16	240
Aspen Technology, Inc.(1)	28	6,010
Atlassian Corp.—Class A(1)	235	45,837
Atomera, Inc.(1)	3	17
Autodesk, Inc.(1)	34	8,854
AvePoint, Inc.(1)	28	219
Axcelis Technologies, Inc.(1)	6	677
Badger Meter, Inc.	35	5,627
Bel Fuse, Inc.—Class B(2)	0	9
Belden, Inc.	5	445
Bentley Systems, Inc.—Class B	495	25,863
BigBear.ai Holdings, Inc.(1)	10	20
BigCommerce Holdings, Inc.(1)	13	92
Bit Digital, Inc.(1)	2	7
Blackbaud, Inc.(1)	8	602
BlackLine, Inc.(1)	124	8,029
Box, Inc.—Class A(1)	219	6,207
Braze, Inc.—Class A(1)	281	12,455
C3.ai, Inc.—Class A(1)	12	318
Cadence Design Systems, Inc.(1)	47	14,677
Calix, Inc.(1)	11	365
Cambium Networks Corp.(1)	2	9
Camtek Ltd.(1)	456	38,196
CDW Corp.	19	4,906
CEVA, Inc.(1)	4	87
Cleanspark, Inc.(1)	4	93
Clear Secure, Inc.—Class A	15	330

Clearfield, Inc.(1)	2	72
Climb Global Solutions, Inc.	1	44
Cloudflare, Inc.—Class A(1)	44	4,287
Cognex Corp.	127	5,399
Coherent Corp.(1)	112	6,820
CommScope Holding Co., Inc.(1)	38	50
CommVault Systems, Inc.(1)	8	786
CompoSecure, Inc.—Class A(1)	2	18
Confluent, Inc.—Class A(1)	910	27,759
Consensus Cloud Solutions, Inc.(1)	2	32
CoreCard Corp.(1)	1	14
Corsair Gaming, Inc.(1)	7	91
Couchbase, Inc.(1)	7	177
CPI Card Group, Inc.(1)	1	14
Credo Technology Group Holding Ltd.(1)	898	19,032
Crowdstrike Holdings, Inc.—Class A(1)	32	10,310
CTS Corp.	6	273
CyberArk Software Ltd.(1)	225	59,729
Daily Journal Corp.(1)(2)	0	18
Datadog, Inc.—Class A(1)	283	34,925
Digi International, Inc.(1)	6	190
Digimarc Corp.(1)	3	75
Digital Turbine, Inc.(1)	4	11
DigitalOcean Holdings, Inc.(1)	11	436
Diodes, Inc.(1)	7	465
DocuSign, Inc.—Class A(1)	30	1,814
Domo, Inc.—Class B(1)	6	53
DoubleVerify Holdings, Inc.—Class Rights(1)	21	752
Dropbox, Inc.—Class A(1)	34	830
Dynatrace, Inc.(1)	231	10,711
eGain Corp.(1)	4	25
Elastic NV(1)	183	18,383
Endava Plc—ADR(1)	158	6,011
Enfusion, Inc.—Class A(1)	7	67
Enphase Energy, Inc.(1)	20	2,426
Entegris, Inc.	1	159
Envestnet, Inc.(1)	205	11,857
EPAM Systems, Inc.(1)	8	2,313
ePlus, Inc.(1)(2)	0	23
Everbridge, Inc.(1)	8	270
EverCommerce, Inc.(1)	3	30
Evolv Technologies Holdings, Inc.(1)	4	17
Expensify, Inc.—Class A(1)	10	18
Extreme Networks, Inc.(1)	44	508
Fabrinet(1)	46	8,708
Fair Isaac Corp.(1)	16	20,536
FARO Technologies, Inc.(1)(2)	0	5
Fastly, Inc.—Class A(1)	19	249
Five9, Inc.(1)	271	16,824
FormFactor, Inc.(1)	14	656
Fortinet, Inc.(1)	41	2,783
Freshworks, Inc.—Class A(1)	30	550
Gartner, Inc.(1)	11	5,427
Gen Digital, Inc.	13	296
Gitlab, Inc.—Class A(1)	593	34,593
Globant SA(1)	60	12,032
GoDaddy, Inc.—Class A(1)	91	10,784
Grid Dynamics Holdings, Inc.(1)	8	103
Guidewire Software, Inc.(1)	110	12,789
Hackett Group, Inc.	4	101
Harmonic, Inc.(1)	21	277
HashiCorp, Inc.—Class A(1)	10	263
HP, Inc.	27	806
HubSpot, Inc.(1)	83	52,235
Impinj, Inc.(1)	4	558
indie Semiconductor, Inc.—Class A(1)	26	184
Infinera Corp.(1)	38	226
Informatica, Inc.—Class A(1)	1	22
Information Services Group, Inc.	5	18
Insight Enterprises, Inc.(1)	5	978
Instructure Holdings, Inc.(1)	4	77
Intapp, Inc.(1)	7	255

InterDigital, Inc.	5	510
inTEST Corp.(1)	2	31
IonQ, Inc.(1)	5	51
Iteris, Inc.(1)	4	19
Itron, Inc.(1)	1	77
Jabil, Inc.	232	31,106
Jamf Holding Corp.(1)	13	244
JFrog Ltd.(1)	120	5,320
Kaltura, Inc.(1)	15	20
Keysight Technologies, Inc.(1)	300	46,947
Kimball Electronics, Inc.(1)	1	24
Knowles Corp.(1)	346	5,565
Kulicke & Soffa Industries, Inc.	7	366
Lattice Semiconductor Corp.(1)	849	66,404
Lightwave Logic, Inc.(1)	22	104
Littelfuse, Inc.	22	5,347
LivePerson, Inc.(1)	15	15
Luna Innovations, Inc.(1)	6	18
MACOM Technology Solutions Holdings, Inc.(1)	323	30,921
Manhattan Associates, Inc.(1)	81	20,372
Marathon Digital Holdings, Inc.(1)	42	943
Maxeon Solar Technologies Ltd.(1)	4	12
MaxLinear, Inc.—Class A(1)	14	265
MeridianLink, Inc.(1)	3	59
Microchip Technology, Inc.	133	11,894
MicroStrategy, Inc.—Class A(1)	11	18,307
MicroVision, Inc.(1)	35	65
Mitek Systems, Inc.(1)	8	107
MKS Instruments, Inc.	64	8,526
Model N, Inc.(1)	7	205
Monday.com Ltd.(1)	221	49,852
MongoDB, Inc.—Class A(1)	119	42,518
Monolithic Power Systems, Inc.	55	37,121
N-able, Inc.(1)	12	155
Napco Security Technologies, Inc.	6	248
Navitas Semiconductor Corp.—Class A(1)	3	17
nCino, Inc.(1)	283	10,592
NetApp, Inc.	12	1,297
NextNav, Inc.(1)	10	65
Novanta, Inc.(1)	7	1,167
Nutanix, Inc.—Class A(1)	839	51,760
NVE Corp.	1	72
Okta, Inc.—Class A(1)	645	67,498
Olo, Inc.—Class A(1)	12	63
ON Semiconductor Corp.(1)	387	28,432
OneSpan, Inc.(1)	7	83
Onto Innovation, Inc.(1)	266	48,181
OSI Systems, Inc.(1)	3	428
PagerDuty, Inc.(1)	17	378
Palantir Technologies, Inc.—Class A(1)	290	6,675
Palo Alto Networks, Inc.(1)	72	20,457
PAR Technology Corp.(1)(2)	0	19
PDF Solutions, Inc.(1)	6	196
Pegasystems, Inc.	6	405
Perficient, Inc.(1)	6	360
Plexus Corp.(1)	5	429
Power Integrations, Inc.	88	6,270
PowerSchool Holdings, Inc.—Class A(1)	11	226
Presto Automation, Inc.(1)(2)	1	0
Procore Technologies, Inc.(1)	12	984
Progress Software Corp.	8	438
PROS Holdings, Inc.(1)	375	13,610
PTC, Inc.(1)	76	14,288
Pure Storage, Inc.—Class A(1)	1,313	68,247
Q2 Holdings, Inc.(1)	174	9,143
Qualys, Inc.(1)	83	13,864
Rambus, Inc.(1)	91	5,630
Rapid7, Inc.(1)	133	6,524
Red Violet, Inc.(1)	2	38
Rimini Street, Inc.(1)	10	31
RingCentral, Inc.—Class A(1)	13	443
Riot Platforms, Inc.(1)	26	315

Rogers Corp.(1)	2	282
Sanmina Corp.(1)(2)	0	31
Sapiens International Corp. NV	6	186
SEMrush Holdings, Inc.—Class A(1)	6	80
Semtech Corp.(1)	414	11,379
SentinelOne, Inc.—Class A(1)	461	10,740
Shopify, Inc.—Class A(1)	372	28,717
Silicon Laboratories, Inc.(1)	134	19,303
SiTime Corp.(1)	3	309
SkyWater Technology, Inc.(1)	4	36
SMART Global Holdings, Inc.(1)	2	57
Smartsheet, Inc.—Class A(1)	19	745
SoundHound AI, Inc.—Class A(1)	26	150
SoundThinking, Inc.(1)	2	28
Sprinklr, Inc.—Class A(1)	20	242
Sprout Social, Inc.—Class A(1)	270	16,147
SPS Commerce, Inc.(1)	65	11,952
Squarespace, Inc.—Class A(1)	3	115
Super Micro Computer, Inc.(1)	108	109,055
Synaptics, Inc.(1)	1	58
Synopsys, Inc.(1)	113	64,844
Tenable Holdings, Inc.(1)	164	8,131
Teradata Corp.(1)	15	573
Teradyne, Inc.	19	2,184
Thoughtworks Holding, Inc.(1)	18	45
Transphorm, Inc.(1)	6	29
Tucows, Inc.—Class A(1)	1	13
Twilio, Inc.—Class A(1)	4	262
Tyler Technologies, Inc.(1)	134	57,077
Ubiquiti, Inc.	1	58
UiPath, Inc.—Class A(1)	44	996
Unity Software, Inc.(1)	17	460
Universal Display Corp.	3	531
Varonis Systems, Inc.—Class B(1)	462	21,792
Verint Systems, Inc.(1)	11	352
VeriSign, Inc.(1)	1	132
Veritone, Inc.(1)	5	25
Viant Technology, Inc.—Class A(1)	3	31
Viavi Solutions, Inc.(1)	34	310
Vontier Corp.	8	360
Weave Communications, Inc.(1)	7	75
Workday, Inc.—Class A(1)	89	24,275
Workiva, Inc.—Class A(1)	9	786
Yext, Inc.(1)	20	122
Zebra Technologies Corp.—Class A(1)	1	419
Zeta Global Holdings Corp.—Class A(1)	26	287
Zscaler, Inc.(1)	197	37,937
Zuora, Inc.—Class A(1)	25	231

Total Information Technology		1,950,052

Materials – 1.40%
5E Advanced Materials, Inc.(1)	7	9
Alpha Metallurgical Resources, Inc.(2)	0	50
American Vanguard Corp.	1	10
Arcadium Lithium Plc(1)	191	822
Ardagh Metal Packaging SA	19	64
ATI, Inc.(1)	24	1,230
Avery Dennison Corp.	4	898
Axalta Coating Systems Ltd.(1)	3	119
Balchem Corp.	43	6,640
Berry Global Group, Inc.	109	6,577
Cabot Corp.	10	934
Century Aluminum Co.(1)	10	148
Compass Minerals International, Inc.	7	102
Constellium SE—Class A(1)	15	328
Contango ORE, Inc.(1)	1	13
Dakota Gold Corp.(1)	8	20
Eagle Materials, Inc.	40	10,793
Ecovyst, Inc.(1)	4	43
FMC Corp.	3	187
Ginkgo Bioworks Holdings, Inc.(1)	24	28
Graphic Packaging Holding Co.	300	8,753
Hawkins, Inc.	4	276

HB Fuller Co.	9	718
Hecla Mining Co.	24	117
i-80 Gold Corp.(1)	2	3
Ingevity Corp.(1)	121	5,755
Innospec, Inc.	113	14,536
Ivanhoe Electric, Inc.(1)	12	119
Kaiser Aluminum Corp.	3	251
Materion Corp.	41	5,390
Myers Industries, Inc.	7	156
Novagold Resources, Inc.(1)	45	134
O-I Glass, Inc.(1)	25	410
Orion SA	10	242
Perpetua Resources Corp.(1)	7	29
Piedmont Lithium, Inc.(1)	1	14
PPG Industries, Inc.	9	1,291
PureCycle Technologies, Inc.(1)	5	29
Quaker Chemical Corp.	3	532
RPM International, Inc.	4	431
Ryerson Holding Corp.(2)	0	13
Scotts Miracle-Gro Co.	181	13,471
Sealed Air Corp.	12	430
Sensient Technologies Corp.	90	6,220
Silgan Holdings, Inc.	118	5,736
Stepan Co.(2)	0	44
Summit Materials, Inc.—Class A(1)	137	6,097
Sylvamo Corp.	7	412
Teck Resources Ltd.—Class B	402	18,394
United States Lime & Minerals, Inc.(2)	0	112
Vulcan Materials Co.	4	1,201

Total Materials		120,331

Real Estate – 0.99%
Agree Realty Corp.	98	5,595
Alexander’s, Inc.(2)	0	83
Anywhere Real Estate, Inc.(1)	2	12
CareTrust REIT, Inc.	314	7,659
CBL & Associates Properties, Inc.	4	87
Clipper Realty, Inc.	2	10
Community Healthcare Trust, Inc.	3	86
Compass, Inc.—Class A(1)	45	163
COPT Defense Properties	274	6,615
CoStar Group, Inc.(1)	396	38,225
DigitalBridge Group, Inc.	9	183
Equity LifeStyle Properties, Inc.	9	557
Essential Properties Realty Trust, Inc.	3	84
eXp World Holdings, Inc.	13	136
FirstService Corp.	56	9,305
Four Corners Property Trust, Inc.	2	48
Gladstone Commercial Corp.	2	22
Iron Mountain, Inc.	22	1,731
Lamar Advertising Co.—Class A	10	1,205
Marcus & Millichap, Inc.	2	62
Maui Land & Pineapple Co., Inc.(1)	1	30
National Health Investors, Inc.	1	47
NexPoint Residential Trust, Inc.	1	40
Opendoor Technologies, Inc.(1)	6	17
Outfront Media, Inc.	13	218
Phillips Edison & Co., Inc.	4	137
Redfin Corp.(1)	21	140
RMR Group, Inc.—Class A	2	48
Ryman Hospitality Properties, Inc.	11	1,258
Saul Centers, Inc.	2	79
SBA Communications Corp.—Class A	2	355
Simon Property Group, Inc.	11	1,670
St Joe Co.	6	371
Sun Communities, Inc.	4	515
Tanger, Inc.	9	270
Terreno Realty Corp.	114	7,583
UDR, Inc.	3	113
UMH Properties, Inc.	2	32
Universal Health Realty Income Trust	2	91

Total Real Estate		84,882

Utilities – 0.06%
AES Corp.	62	1,102
American States Water Co.	7	498
Artesian Resources Corp.—Class A	1	44
Brookfield Infrastructure Corp.—Class A	2	86
Cadiz, Inc.(1)	7	21
California Water Service Group	3	158
Chesapeake Utilities Corp.	3	281
Consolidated Water Co. Ltd.	1	23
Genie Energy Ltd.—Class B	2	28
Global Water Resources, Inc.	2	27
MGE Energy, Inc.	3	272
Middlesex Water Co.	3	171
Montauk Renewables, Inc.(1)	12	52
New Jersey Resources Corp.	10	411
Ormat Technologies, Inc.	6	428
Otter Tail Corp.	4	352
PNM Resources, Inc.	2	62
Pure Cycle Corp.(1)	4	38
RGC Resources, Inc.(2)	0	5
Sunnova Energy International, Inc.(1)	9	57
Unitil Corp.	1	45
Vistra Corp.	15	1,078
York Water Co.	3	97

Total Utilities		5,336

Total Common Stocks (Cost: $5,890,062)		8,380,961

RIGHTS – 0.00%(3)
Energy – 0.00%(3)
Empire Petroleum Corp., expires 12/31/2049(1)(2)	2	—

Total Energy		—

Total Rights (Cost: $0)		—

SHORT-TERM INVESTMENTS – 2.14%
Money Market Funds – 2.12%
Goldman Sachs Financial Square Government Fund—Class I, 5.21%(4)	181,551	181,551

Total Money Market Funds (Cost: $181,551)		181,551

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
Barclays Bank, London, 4.83% due 03/29/2024	$515	515
Citibank, New York, 4.83% due 03/29/2024	352	352
JP Morgan, New York, 4.83% due 03/29/2024	589	589
Sumitomo Trust Bank, London, 4.83% due 03/29/2024	421	421

Total Time Deposits (Cost: $1,877)		1,877

Total Short-Term Investments (Cost: $183,428)		183,428

TOTAL INVESTMENTS IN SECURITIES – 99.97%
(Cost: $6,073,490)		8,564,389

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.03%		2,530

TOTAL NET ASSETS – 100.00%		$8,566,919

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $14, which represents 0.00% of total net assets.
(6)	Security that is restricted at March 31, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
18	E-mini Russell 2000 Future	Jun. 2024	$1,893	$1,931	$38
4	S&P 500 E-mini Future	Jun. 2024	1,036	1,062	26
2	S&P MidCap 400 E- mini Future	Jun. 2024	591	615	24

					$88

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.14%
Communication Services – 0.95%
Advantage Solutions, Inc.(1)	36	$154
AMC Entertainment Holdings, Inc.—Class A(1)	7	27
AMC Networks, Inc.—Class A(1)	79	956
Anterix, Inc.(1)	1	20
ATN International, Inc.	4	135
Bandwidth, Inc.—Class A(1)	8	146
Boston Omaha Corp.—Class A(1)	9	140
Bumble, Inc.—Class A(1)	41	469
Cable One, Inc.	14	6,060
Cardlytics, Inc.(1)	15	223
Cinemark Holdings, Inc.(1)	8	139
Clear Channel Outdoor Holdings, Inc.—Class A(1)	157	260
Cogent Communications Holdings, Inc.	7	429
Consolidated Communications Holdings, Inc.(1)	26	113
DHI Group, Inc.(1)	17	42
EchoStar Corp.—Class A(1)	49	705
Electronic Arts, Inc.	8	1,035
Emerald Holding, Inc.(1)	7	51
Entravision Communications Corp.—Class A	551	903
ESC GCI Liberty, Inc.(1)(2)(4)	3	—
Eventbrite, Inc.—Class A(1)	3	16
EverQuote, Inc.—Class A(1)	1	16
EW Scripps Co.—Class A(1)	14	55
Fox Corp.—Class A	226	7,053
Fox Corp.—Class B	4	115
Frontier Communications Parent, Inc.(1)	7	173
fuboTV, Inc.(1)	115	182
Gannett Co., Inc.(1)	59	143
Globalstar, Inc.(1)	31	45
Gogo, Inc.(1)	24	214
Gray Television, Inc.	33	211
IAC, Inc.(1)	2	114
IDT Corp.—Class B	1	48
iHeartMedia, Inc.—Class A(1)	44	92
Interpublic Group of Companies, Inc.	11	362
Iridium Communications, Inc.(2)	0	6
John Wiley & Sons, Inc.—Class A	15	560
Liberty Broadband Corp.—Class A(1)(2)	0	25
Liberty Broadband Corp.—Class C(1)	3	146
Liberty Latin America Ltd.—Class A(1)	14	96
Liberty Latin America Ltd.—Class C(1)	57	397
Liberty Media Corp.-Liberty Formula One—Class A(1)	1	38
Liberty Media Corp.-Liberty Formula One—Class C(1)	128	8,409
Liberty Media Corp.-Liberty Live—Class A(1)	1	25
Liberty Media Corp.-Liberty Live—Class C(1)	1	57
Liberty Media Corp.-Liberty SiriusXM(1)	4	133
Liberty Media Corp.-Liberty SiriusXM—Class A(1)	2	66
Lions Gate Entertainment Corp.—Class A(1)	12	123
Lions Gate Entertainment Corp.—Class B(1)	11	106
Live Nation Entertainment, Inc.(1)	3	370
Lumen Technologies, Inc.(1)	416	650
Madison Square Garden Entertainment Corp.—Class A(1)	2	88
Madison Square Garden Sports Corp.—Class A(1)	1	94
Magnite, Inc.(1)	33	353
Marcus Corp.	10	147
Match Group, Inc.(1)	1	28
MediaAlpha, Inc.—Class A(1)	2	42
New York Times Co.—Class A	5	200
News Corp.—Class A	11	283
News Corp.—Class B	4	95
Nexstar Media Group, Inc.—Class A	40	6,948
Nextdoor Holdings, Inc.(1)	25	55
Omnicom Group, Inc.	6	552

Outbrain, Inc.(1)	16	63
Paramount Global—Class A(2)	0	11
Paramount Global—Class B	16	190
Playstudios, Inc.(1)	34	95
Playtika Holding Corp.	414	2,922
PubMatic, Inc.—Class A(1)	14	333
Reservoir Media, Inc.(1)	6	50
Roku, Inc.—Class A(1)	3	207
Scholastic Corp.	11	397
Shenandoah Telecommunications Co.	19	332
Shutterstock, Inc.	94	4,292
Sinclair, Inc.	12	162
Sirius XM Holdings, Inc.	18	70
Sphere Entertainment Co.(1)	11	546
Spok Holdings, Inc.	7	114
Stagwell, Inc.—Class A(1)	32	201
System1, Inc.(1)	15	29
Take-Two Interactive Software, Inc.(1)	83	12,388
TEGNA, Inc.	293	4,373
Telephone & Data Systems, Inc.	40	642
Thryv Holdings, Inc.(1)	13	279
Tingo Group, Inc.(1)	43	1
Townsquare Media, Inc.—Class A	37	407
TripAdvisor, Inc.(1)	221	6,138
TrueCar, Inc.(1)	36	122
Urban One, Inc.(1)	5	10
Urban One, Inc.—Class A(1)	3	9
Vimeo, Inc.(1)	54	222
Vivid Seats, Inc.—Class A(1)	21	125
Warner Bros Discovery, Inc.(1)	64	555
WideOpenWest, Inc.(1)	21	77
Ziff Davis, Inc.(1)	14	913
ZoomInfo Technologies, Inc.—Class A(1)	4	67

Total Communication Services		77,280

Consumer Discretionary – 12.06%
1-800-Flowers.com, Inc.—Class A(1)	10	110
2U, Inc.(1)	30	12
Aaron’s Co., Inc.	38	285
Abercrombie & Fitch Co.—Class A(1)	10	1,211
Accel Entertainment, Inc.—Class A(1)	198	2,330
Adient Plc(1)	37	1,232
ADT, Inc.	8	51
Adtalem Global Education, Inc.(1)	16	817
Advance Auto Parts, Inc.	2	142
Allbirds, Inc.—Class A(1)	40	28
American Axle & Manufacturing Holdings, Inc.(1)	46	340
American Eagle Outfitters, Inc.	58	1,498
America’s Car-Mart, Inc.(1)	2	159
AMMO, Inc.(1)	39	108
Aptiv Plc(1)	8	622
Aramark	8	244
Asbury Automotive Group, Inc.(1)	54	12,620
AutoNation, Inc.(1)	1	140
AutoZone, Inc.(1)	12	39,039
Bally’s Corp.(1)	6	78
BARK, Inc.(1)	54	67
Bath & Body Works, Inc.	7	326
Beazer Homes USA, Inc.(1)	12	388
Best Buy Co., Inc.	72	5,927
Beyond, Inc.(1)	19	665
Big 5 Sporting Goods Corp.	9	32
Big Lots, Inc.(1)	12	53
Biglari Holdings, Inc.—Class B(1)(2)	0	47
Birkenstock Holding Plc(1)(2)	0	22
BJ’s Restaurants, Inc.(1)	3	121
Bloomin’ Brands, Inc.	154	4,420
BorgWarner, Inc.	95	3,294
Bowlero Corp.—Class A	1	13
Boyd Gaming Corp.	197	13,239
Bright Horizons Family Solutions, Inc.(1)	1	166
Brinker International, Inc.(1)	107	5,339
BRP, Inc.	44	2,977

Brunswick Corp.	192	18,509
Build-A-Bear Workshop, Inc.	1	37
Caesars Entertainment, Inc.(1)	4	154
Caleres, Inc.	14	576
Canada Goose Holdings, Inc.(1)	525	6,327
Capri Holdings Ltd.(1)	86	3,887
CarMax, Inc.(1)	107	9,362
Carnival Corp.(1)	28	463
Carrols Restaurant Group, Inc.	14	135
Carter’s, Inc.	1	86
Carvana Co.—Class A(1)	24	2,071
Cato Corp.—Class A	7	41
Cava Group, Inc.(1)(2)	0	22
Cavco Industries, Inc.(1)	5	2,058
Century Casinos, Inc.(1)	2	5
Century Communities, Inc.	12	1,147
Chegg, Inc.(1)	7	52
Children’s Place, Inc.(1)	5	56
Churchill Downs, Inc.	49	6,105
Chuy’s Holdings, Inc.(1)	1	47
Clarus Corp.	10	66
Columbia Sportswear Co.	1	81
ContextLogic, Inc.—Class A(1)	9	53
Cooper-Standard Holdings, Inc.(1)	5	79
Dana, Inc.	53	668
Darden Restaurants, Inc.	53	8,835
Dave & Buster’s Entertainment, Inc.(1)	64	4,005
Denny’s Corp.(1)	4	35
Designer Brands, Inc.—Class A	17	184
Destination XL Group, Inc.(1)	23	83
Dick’s Sporting Goods, Inc.	39	8,727
Dine Brands Global, Inc.	26	1,208
DoorDash, Inc.—Class A(1)	456	62,742
DR Horton, Inc.	9	1,434
Dream Finders Homes, Inc.—Class A(1)	6	251
Duluth Holdings, Inc.—Class B(1)	5	27
eBay, Inc.	295	15,555
El Pollo Loco Holdings, Inc.(1)	11	107
Empire Resorts, Inc.(1)(2)(4)	0	—
Escalade, Inc.	3	47
Ethan Allen Interiors, Inc.	9	322
Etsy, Inc.(1)	2	107
European Wax Center, Inc.—Class A(1)	1	8
Everi Holdings, Inc.(1)	284	2,858
EVgo, Inc.—Class A(1)	36	90
Expedia Group, Inc.(1)	105	14,512
Figs, Inc.—Class A(1)	6	31
First Watch Restaurant Group, Inc.(1)	5	124
Floor & Decor Holdings, Inc.—Class A(1)	86	11,090
Foot Locker, Inc.	121	3,456
Ford Motor Co.	316	4,202
Fossil Group, Inc.(1)	17	18
Frontdoor, Inc.(1)	293	9,551
Full House Resorts, Inc.(1)	1	4
Funko, Inc.—Class A(1)	306	1,908
GameStop Corp.—Class A(1)	8	97
Gap, Inc.	6	156
Garmin Ltd.	88	13,117
Genesco, Inc.(1)	4	125
Gentex Corp.	348	12,564
Genuine Parts Co.	4	625
G-III Apparel Group Ltd.(1)	76	2,208
Goodyear Tire & Rubber Co.(1)	261	3,580
GoPro, Inc.—Class A(1)	51	115
Graham Holdings Co.—Class B	1	1,095
Grand Canyon Education, Inc.(1)	62	8,461
Green Brick Partners, Inc.(1)	7	420
Group 1 Automotive, Inc.	32	9,242
GrowGeneration Corp.(1)	23	66
Guess?, Inc.	11	331
H&R Block, Inc.	326	15,995
Hanesbrands, Inc.(1)	48	281

Harley-Davidson, Inc.	402	17,596
Hasbro, Inc.	127	7,179
Haverty Furniture Companies, Inc.	6	204
Helen of Troy Ltd.(1)	79	9,101
Hibbett, Inc.	32	2,432
Hilton Worldwide Holdings, Inc.	4	833
Holley, Inc.(1)	21	94
Hooker Furnishings Corp.	5	109
Hovnanian Enterprises, Inc.—Class A(1)	2	316
Hyatt Hotels Corp.—Class A	1	199
Installed Building Products, Inc.	68	17,563
International Game Technology Plc	314	7,104
iRobot Corp.(1)	1	10
J Jill, Inc.(1)	2	54
Jack in the Box, Inc.	37	2,513
JAKKS Pacific, Inc.(1)	3	82
Johnson Outdoors, Inc.—Class A	2	102
KB Home	28	1,993
Kohl’s Corp.	74	2,153
Krispy Kreme, Inc.	25	377
Lands’ End, Inc.(1)	6	64
Landsea Homes Corp.(1)	8	118
Latham Group, Inc.(1)	16	63
Laureate Education, Inc.—Class A	9	125
La-Z-Boy, Inc.	442	16,615
Lazydays Holdings, Inc.(1)	3	14
LCI Industries	6	785
Lear Corp.	117	16,998
Legacy Housing Corp.(1)	4	88
Leggett & Platt, Inc.	4	76
Lennar Corp.—Class A	7	1,190
Lennar Corp.—Class B(2)	0	67
Leslie’s, Inc.(1)	65	426
LGI Homes, Inc.(1)	8	900
Life Time Group Holdings, Inc.(1)	12	192
Light & Wonder, Inc.(1)	20	2,002
Lincoln Educational Services Corp.(1)	9	89
Lindblad Expeditions Holdings, Inc.(1)	13	125
Lithia Motors, Inc.—Class A	1	232
LKQ Corp.	546	29,188
Lucid Group, Inc.(1)	22	62
M/I Homes, Inc.(1)	11	1,510
Macy’s, Inc.	142	2,832
Malibu Boats, Inc.—Class A(1)	45	1,960
MarineMax, Inc.(1)	140	4,650
Marriott International, Inc.—Class A	41	10,331
Marriott Vacations Worldwide Corp.	1	110
Mattel, Inc.(1)	10	198
MDC Holdings, Inc.	24	1,531
Meritage Homes Corp.	15	2,604
MGM Resorts International(1)	8	376
Mister Car Wash, Inc.(1)	2	15
Modine Manufacturing Co.(1)	8	719
Mohawk Industries, Inc.(1)	22	2,884
Mondee Holdings, Inc.—Class A(1)	2	4
Monro, Inc.	127	3,997
Movado Group, Inc.	6	177
Murphy USA, Inc.(2)	0	12
National Vision Holdings, Inc.(1)	30	662
Newell Brands, Inc.	810	6,501
Nordstrom, Inc.	78	1,584
Norwegian Cruise Line Holdings Ltd.(1)	9	193
NVR, Inc.(1)	3	27,159
ODP Corp.(1)	81	4,321
Ollie’s Bargain Outlet Holdings, Inc.(1)	1	92
OneWater Marine, Inc.—Class A(1)	101	2,849
Oxford Industries, Inc.	165	18,544
Papa John’s International, Inc.	3	197
Patrick Industries, Inc.	8	908
Penn Entertainment, Inc.(1)	4	77
Penske Automotive Group, Inc.	51	8,278
Perdoceo Education Corp.	27	466

Petco Health & Wellness Co., Inc.—Class A(1)	2	5
PetMed Express, Inc.	8	39
Phinia, Inc.	19	726
Planet Fitness, Inc.—Class A(1)	1	83
Polaris, Inc.	1	142
PulteGroup, Inc.	117	14,085
Purple Innovation, Inc.—Class A	26	45
PVH Corp.	143	20,057
QuantumScape Corp.—Class A(1)	10	61
Ralph Lauren Corp.—Class A	72	13,431
Red Robin Gourmet Burgers, Inc.(1)	40	305
Red Rock Resorts, Inc.—Class A	670	40,064
Rent the Runway, Inc.—Class A(1)	18	6
RH(1)(2)	0	130
Rivian Automotive, Inc.—Class A(1)	20	214
Rocky Brands, Inc.	3	82
Ross Stores, Inc.	126	18,525
Royal Caribbean Cruises Ltd.(1)	328	45,605
Sabre Corp.(1)	103	250
Sally Beauty Holdings, Inc.(1)	2	30
Savers Value Village, Inc.(1)	5	99
Service Corp. International	3	196
Shoe Carnival, Inc.	7	267
Signet Jewelers Ltd.	18	1,782
Six Flags Entertainment Corp.(1)	6	165
Skechers USA, Inc.—Class A(1)	509	31,212
Skyline Champion Corp.(1)	205	17,446
Sleep Number Corp.(1)	4	65
Smith & Wesson Brands, Inc.	19	326
Smith Douglas Homes Corp.—Class A(1)	78	2,302
Snap One Holdings Corp.(1)	8	67
Solid Power, Inc.(1)	63	129
Solo Brands, Inc.—Class A(1)	319	691
Sonic Automotive, Inc.—Class A	6	335
Sportsman’s Warehouse Holdings, Inc.(1)	15	47
Standard Motor Products, Inc.	8	283
Stitch Fix, Inc.—Class A(1)	20	52
Stoneridge, Inc.(1)	8	156
Strategic Education, Inc.	9	962
Sturm Ruger & Co., Inc.(2)	0	18
Sweetgreen, Inc.—Class A(1)	8	207
Tapestry, Inc.	192	9,129
Taylor Morrison Home Corp.—Class A(1)	43	2,646
Tempur Sealy International, Inc.	294	16,685
Thor Industries, Inc.	48	5,665
ThredUp, Inc.—Class A(1)	26	51
Tile Shop Holdings, Inc.(1)	12	86
Tilly’s, Inc.—Class A(1)	8	53
Toll Brothers, Inc.	191	24,743
TopBuild Corp.(1)	1	379
Topgolf Callaway Brands Corp.(1)	171	2,759
Traeger, Inc.(1)	16	39
Travel + Leisure Co.	57	2,797
TRI Pointe Homes, Inc.(1)	39	1,519
Ulta Beauty, Inc.(1)	62	32,353
Under Armour, Inc.—Class A(1)	5	40
Under Armour, Inc.—Class C(1)	894	6,383
United Homes Group, Inc.(1)	1	10
United Parks & Resorts, Inc.(1)	1	47
Universal Technical Institute, Inc.(1)	13	206
Upbound Group, Inc.	1	47
Urban Outfitters, Inc.(1)	17	760
Vail Resorts, Inc.	21	4,615
Valvoline, Inc.(1)	3	121
Vera Bradley, Inc.(1)	11	78
VF Corp.	10	154
Victoria’s Secret & Co.(1)	1	23
Vista Outdoor, Inc.(1)	23	766
Visteon Corp.(1)	66	7,767
Vizio Holding Corp.—Class A(1)	4	40
VOXX International Corp.—Class A(1)	5	40
Wayfair, Inc.—Class A(1)	2	108

Weyco Group, Inc.	2	67
Whirlpool Corp.	53	6,391
Williams-Sonoma, Inc.	30	9,588
Winmark Corp.	1	417
Winnebago Industries, Inc.	11	851
Wolverine World Wide, Inc.	3	36
Workhorse Group, Inc.(1)	70	16
Worthington Enterprises, Inc.	13	790
WW International, Inc.(1)	22	41
Wyndham Hotels & Resorts, Inc.	147	11,294
Wynn Resorts Ltd.	3	283
Xponential Fitness, Inc.—Class A(1)	1	21
Yum! Brands, Inc.	1	134
Zumiez, Inc.(1)	321	4,879

Total Consumer Discretionary		981,031

Consumer Staples – 3.33%
Albertsons Companies, Inc.—Class A	228	4,882
Alico, Inc.	3	78
Andersons, Inc.	13	751
Archer-Daniels-Midland Co.	173	10,892
B&G Foods, Inc.	32	363
BellRing Brands, Inc.(1)	40	2,333
Benson Hill, Inc.(1)	70	14
BJ’s Wholesale Club Holdings, Inc.(1)	2	188
Boston Beer Co., Inc.—Class A(1)(2)	0	5
Brown-Forman Corp.—Class A(2)	0	16
Brown-Forman Corp.—Class B	1	53
Bunge Global SA	48	4,914
Cal-Maine Foods, Inc.	1	72
Campbell Soup Co.	5	243
Casey’s General Stores, Inc.	1	289
Central Garden & Pet Co.—Class A(1)	5	204
Central Garden & Pet Co.—Class A(1)	322	11,880
Church & Dwight Co., Inc.	1	73
Coca-Cola Consolidated, Inc.	6	5,417
Coca-Cola Europacific Partners Plc	131	9,192
Conagra Brands, Inc.	217	6,446
Constellation Brands, Inc.—Class A	57	15,620
Coty, Inc.—Class A(1)	11	128
Darling Ingredients, Inc.(1)	4	209
Dole Plc	13	154
Dollar Tree, Inc.(1)	6	789
Duckhorn Portfolio, Inc.(1)	17	162
Edgewell Personal Care Co.	208	8,024
Flowers Foods, Inc.	6	131
Forafric Global Plc(1)	1	14
Fresh Del Monte Produce, Inc.	14	366
Freshpet, Inc.(1)	1	106
Grocery Outlet Holding Corp.(1)	3	78
Hain Celestial Group, Inc.(1)	37	289
Herbalife Ltd.(1)	11	109
HF Foods Group, Inc.(1)	16	56
Hormel Foods Corp.	8	292
Ingles Markets, Inc.—Class A	6	444
Ingredion, Inc.	60	6,975
J.M. Smucker Co.	3	372
Kellanova	8	430
Kroger Co.	174	9,913
Lamb Weston Holdings, Inc.(2)	0	23
Lancaster Colony Corp.	135	27,965
Limoneira Co.	7	135
Maplebear, Inc.(1)(2)	0	10
McCormick & Co., Inc.	7	553
Mission Produce, Inc.(1)	17	206
Molson Coors Beverage Co.—Class B	163	10,948
Natural Grocers by Vitamin Cottage, Inc.	4	71
Nature’s Sunshine Products, Inc.(1)	5	112
Nomad Foods Ltd.	817	15,979
Nu Skin Enterprises, Inc.—Class A	20	281
Oil-Dri Corp. of America	1	112
Olaplex Holdings, Inc.(1)	4	7
Performance Food Group Co.(1)	266	19,850

Pilgrim’s Pride Corp.(1)	1	39
Post Holdings, Inc.(1)	294	31,240
PriceSmart, Inc.	3	260
Primo Water Corp.	55	1,004
Reynolds Consumer Products, Inc.	1	42
Seaboard Corp.(2)	0	19
Seneca Foods Corp.—Class A(1)	2	117
Simply Good Foods Co.(1)	329	11,191
SpartanNash Co.	14	280
Spectrum Brands Holdings, Inc.	79	7,064
Sprouts Farmers Market, Inc.(1)	106	6,841
SunOpta, Inc.(1)	2	16
TreeHouse Foods, Inc.(1)	18	717
Turning Point Brands, Inc.	60	1,763
Tyson Foods, Inc.—Class A	8	467
United Natural Foods, Inc.(1)	28	319
Universal Corp.	10	512
US Foods Holding Corp.(1)	355	19,137
Vector Group Ltd.	48	530
Village Super Market, Inc.—Class A	4	101
Waldencast Plc—Class A(1)	11	74
Walgreens Boots Alliance, Inc.	166	3,608
Weis Markets, Inc.	7	438
WK Kellogg Co.	297	5,581
Zevia PBC—Class A(1)	3	4

Total Consumer Staples		270,582

Energy – 7.12%
Amplify Energy Corp.(1)	16	107
Antero Midstream Corp.	6	89
Antero Resources Corp.(1)	321	9,313
APA Corp.	111	3,809
Archrock, Inc.	47	921
Ardmore Shipping Corp.	17	284
Atlas Energy Solutions, Inc.—Class A	6	140
Baker Hughes Co.—Class A	29	967
Berry Corp.	32	260
Bristow Group, Inc.(1)	10	259
Cactus, Inc.—Class A	131	6,560
California Resources Corp.	162	8,919
Centrus Energy Corp.—Class A(1)	5	206
ChampionX Corp.	579	20,779
Chesapeake Energy Corp.	4	322
Chord Energy Corp.	132	23,537
Civitas Resources, Inc.	75	5,697
Clean Energy Fuels Corp.(1)	70	189
CNX Resources Corp.(1)	177	4,205
Comstock Resources, Inc.	37	348
CONSOL Energy, Inc.	13	1,054
Core Laboratories, Inc.	13	218
Coterra Energy, Inc.	600	16,734
Crescent Energy Co.—Class A	20	233
CVR Energy, Inc.	2	67
Delek U.S. Holdings, Inc.	26	814
Devon Energy Corp.	18	924
DHT Holdings, Inc.	55	632
Diamond Offshore Drilling, Inc.(1)	41	555
Diamondback Energy, Inc.	307	60,742
DMC Global, Inc.(1)	5	103
Dorian LPG Ltd.	6	227
Dril-Quip, Inc.(1)	13	301
DT Midstream, Inc.	3	171
Encore Energy Corp.(1)	65	286
Energy Fuels, Inc.(1)	7	46
EQT Corp.	237	8,782
Equitrans Midstream Corp.	127	1,587
Excelerate Energy, Inc.—Class A	2	36
Expro Group Holdings NV(1)	364	7,265
FLEX LNG Ltd.	4	92
Forum Energy Technologies, Inc.(1)	4	81
FutureFuel Corp.	12	99
Gevo, Inc.(1)	103	79
Golar LNG Ltd.	38	905

Granite Ridge Resources, Inc.	13	84
Green Plains, Inc.(1)	15	339
Gulfport Energy Corp.(1)	4	711
Hallador Energy Co.(1)	9	50
Halliburton Co.	528	20,810
Helix Energy Solutions Group, Inc.(1)	59	639
Helmerich & Payne, Inc.	240	10,074
Hess Corp.	4	540
HF Sinclair Corp.	136	8,221
HighPeak Energy, Inc.	1	17
International Seaways, Inc.	17	885
Kinetik Holdings, Inc.—Class A	13	522
KLX Energy Services Holdings, Inc.(1)	5	41
Kodiak Gas Services, Inc.	4	114
Kosmos Energy Ltd.(1)	3,021	18,006
Liberty Energy, Inc.—Class A	63	1,313
Mach Natural Resources LP	108	2,075
Magnolia Oil & Gas Corp.—Class A	985	25,573
Mammoth Energy Services, Inc.(1)	12	45
Marathon Oil Corp.	371	10,505
Marathon Petroleum Corp.	59	11,828
Matador Resources Co.	581	38,797
Murphy Oil Corp.	60	2,759
Nabors Industries Ltd.(1)(2)	0	34
NACCO Industries, Inc.—Class A	2	55
Newpark Resources, Inc.(1)	31	225
Noble Corp. Plc	8	392
Nordic American Tankers Ltd.	82	321
Northern Oil & Gas, Inc.	211	8,372
NOV, Inc.	11	219
Oil States International, Inc.(1)	26	160
ONEOK, Inc.	16	1,265
Overseas Shipholding Group, Inc.—Class A	24	154
Ovintiv, Inc.	4	211
Par Pacific Holdings, Inc.(1)	14	529
Patterson-UTI Energy, Inc.	136	1,627
PBF Energy, Inc.—Class A	168	9,669
Peabody Energy Corp.	46	1,115
Permian Resources Corp.—Class A	1,103	19,484
Phillips 66	195	31,780
Plains GP Holdings LP—Class A(1)	575	10,494
PrimeEnergy Resources Corp.(1)(2)	0	29
ProFrac Holding Corp.—Class A(1)	8	63
ProPetro Holding Corp.(1)	38	308
Range Resources Corp.	998	34,353
Ranger Energy Services, Inc.—Class A	6	72
REX American Resources Corp.(1)	5	279
Ring Energy, Inc.(1)	46	90
RPC, Inc.	34	265
SandRidge Energy, Inc.	9	137
Scorpio Tankers, Inc.	89	6,396
SEACOR Marine Holdings, Inc.(1)	10	134
Seadrill Ltd.(1)	19	960
Select Water Solutions, Inc.—Class A	33	304
SFL Corp. Ltd.	46	600
SilverBow Resources, Inc.(1)	8	288
Sitio Royalties Corp.—Class A	19	462
SM Energy Co.	47	2,363
Solaris Oilfield Infrastructure, Inc.—Class A	10	89
Southwestern Energy Co.(1)	31	237
Talos Energy, Inc.(1)	57	791
TechnipFMC Plc	2,190	55,000
Teekay Corp.(1)	25	186
Teekay Tankers Ltd.—Class A	10	569
Tellurian, Inc.(1)	224	148
Tidewater, Inc.(1)	105	9,674
Uranium Energy Corp.(1)	157	1,060
US Silica Holdings, Inc.(1)	30	375
VAALCO Energy, Inc.	38	268
Valero Energy Corp.	26	4,353
Viper Energy, Inc.—Class A	288	11,088
Vital Energy, Inc.(1)	10	510

Vitesse Energy, Inc.	10	244
Weatherford International Plc(1)	125	14,459
Williams Companies, Inc.	35	1,363
World Kinect Corp.	90	2,378

Total Energy		578,893

Financials – 19.58%
1st Source Corp.	7	371
Acacia Research Corp.(1)	16	84
ACNB Corp.	4	135
AFC Gamma, Inc.	6	80
Affiliated Managers Group, Inc.	29	4,795
Affirm Holdings, Inc.—Class A(1)	6	240
Aflac, Inc.	102	8,744
AGNC Investment Corp.	20	198
Alerus Financial Corp.	7	163
Allstate Corp.	317	54,887
Ally Financial, Inc.	411	16,694
Amalgamated Financial Corp.	7	175
A-Mark Precious Metals, Inc.	116	3,552
Ambac Financial Group, Inc.(1)	19	292
Amerant Bancorp, Inc.—Class A	11	245
American Coastal Insurance Corp.(1)	8	84
American Equity Investment Life Holding Co.(1)	32	1,806
American Financial Group, Inc.	37	4,986
American International Group, Inc.	557	43,578
American National Bankshares, Inc.	4	206
Ameriprise Financial, Inc.	124	54,299
Ameris Bancorp	134	6,480
AMERISAFE, Inc.	4	198
Ames National Corp.	4	76
Angel Oak Mortgage REIT, Inc.	5	51
Annaly Capital Management, Inc.	86	1,701
Apollo Commercial Real Estate Finance, Inc.	59	655
Apollo Global Management, Inc.	252	28,336
Arbor Realty Trust, Inc.	71	935
Arch Capital Group Ltd.(1)	9	818
Ares Commercial Real Estate Corp.	21	159
Ares Management Corp.—Class A	220	29,301
ARMOUR Residential REIT, Inc.	20	404
Arrow Financial Corp.	6	149
Arthur J. Gallagher & Co.	72	18,058
Artisan Partners Asset Management, Inc.—Class A	7	333
Associated Banc-Corp.	311	6,686
Assurant, Inc.	48	9,038
Assured Guaranty Ltd.	2	146
Atlantic Union Bankshares Corp.	30	1,045
Atlanticus Holdings Corp.(1)	2	50
AvidXchange Holdings, Inc.(1)	6	73
Axis Capital Holdings Ltd.	219	14,227
Axos Financial, Inc.(1)	40	2,148
Bakkt Holdings, Inc.—Class A(1)	27	12
Banc of California, Inc.	684	10,404
BancFirst Corp.	8	704
Banco Latinoamericano de Comercio Exterior SA—Class E	11	329
Bank First Corp.	4	337
Bank of Hawaii Corp.	100	6,213
Bank of Marin Bancorp	6	108
Bank of New York Mellon Corp.	130	7,473
Bank of NT Butterfield & Son Ltd.	19	604
Bank OZK	159	7,244
Bank7 Corp.	2	48
BankUnited, Inc.	92	2,572
Bankwell Financial Group, Inc.	3	70
Banner Corp.	14	666
Bar Harbor Bankshares	7	177
BayCom Corp.	4	88
BCB Bancorp, Inc.	7	72
Berkshire Hills Bancorp, Inc.	16	368
BGC Group, Inc.—Class A	76	591
Blackstone Mortgage Trust, Inc.—Class A	71	1,411
Block, Inc.—Class A(1)	10	845
Blue Foundry Bancorp(1)	9	82

Blue Owl Capital Corp.	243	3,742
Blue Owl Capital, Inc.—Class A	11	207
Blue Ridge Bankshares, Inc.	8	21
BOK Financial Corp.	82	7,559
Bread Financial Holdings, Inc.	13	500
Bridgewater Bancshares, Inc.(1)	8	96
Brighthouse Financial, Inc.(1)	2	95
Brightsphere Investment Group, Inc.	8	192
BrightSpire Capital, Inc.—Class A	53	366
Brookline Bancorp, Inc.	684	6,812
Brown & Brown, Inc.	4	366
Burke & Herbert Financial Services Corp.	2	135
Business First Bancshares, Inc.	10	224
Byline Bancorp, Inc.	11	235
C&F Financial Corp.	1	63
Cadence Bank	903	26,192
Cambridge Bancorp	3	210
Camden National Corp.	6	196
Cannae Holdings, Inc.(1)	27	611
Cantaloupe, Inc.(1)	8	50
Capital Bancorp, Inc.	4	90
Capital City Bank Group, Inc.	3	95
Capitol Federal Financial, Inc.	52	310
Capstar Financial Holdings, Inc.	8	160
Carlyle Group, Inc.	144	6,760
Carter Bankshares, Inc.(1)	10	125
Cass Information Systems, Inc.	1	36
Cathay General Bancorp	358	13,533
CBOE Global Markets, Inc.	3	557
Central Pacific Financial Corp.	7	143
Central Valley Community Bancorp	4	87
Chemung Financial Corp.	2	73
Chicago Atlantic Real Estate Finance, Inc.	6	100
Chimera Investment Corp.	242	1,116
ChoiceOne Financial Services, Inc.	3	79
Cincinnati Financial Corp.	4	551
Citizens & Northern Corp.	7	126
Citizens Financial Group, Inc.	230	8,337
Citizens Financial Services, Inc.	1	67
City Holding Co.	6	581
Civista Bancshares, Inc.	7	111
Claros Mortgage Trust, Inc.	38	366
CNA Financial Corp.	76	3,443
CNB Financial Corp.	9	178
CNO Financial Group, Inc.	486	13,346
Codorus Valley Bancorp, Inc.	4	87
Coinbase Global, Inc.—Class A(1)	5	1,307
Colony Bankcorp, Inc.	7	80
Columbia Banking System, Inc.	724	14,000
Columbia Financial, Inc.(1)	7	128
Comerica, Inc.	318	17,513
Commerce Bancshares, Inc.	3	184
Community Bank System, Inc.	21	995
Community Trust Bancorp, Inc.	7	288
Compass Diversified Holdings	344	8,272
ConnectOne Bancorp, Inc.	15	294
Consumer Portfolio Services, Inc.(1)	3	23
Corpay, Inc.(1)(2)	0	44
Credit Acceptance Corp.(1)(2)	0	98
CrossFirst Bankshares, Inc.(1)	19	266
Cullen/Frost Bankers, Inc.	2	191
Customers Bancorp, Inc.(1)	12	614
CVB Financial Corp.	1,221	21,783
Dime Community Bancshares, Inc.	14	279
Discover Financial Services	129	16,866
Donegal Group, Inc.—Class A	7	96
Donnelley Financial Solutions, Inc.(1)	3	180
Dynex Capital, Inc.	23	283
Eagle Bancorp, Inc.	12	278
East West Bancorp, Inc.	298	23,596
Eastern Bankshares, Inc.	341	4,703
eHealth, Inc.(1)	8	48

Ellington Financial, Inc.	30	354
Employers Holdings, Inc.	10	444
Enact Holdings, Inc.	34	1,064
Encore Capital Group, Inc.(1)	9	431
Enova International, Inc.(1)	12	728
Enstar Group Ltd.(1)	5	1,529
Enterprise Bancorp, Inc.	4	105
Enterprise Financial Services Corp.	15	612
Equity Bancshares, Inc.—Class A	6	217
Esquire Financial Holdings, Inc.	1	24
ESSA Bancorp, Inc.	4	67
Essent Group Ltd.	112	6,638
Euronet Worldwide, Inc.(1)	62	6,826
Evans Bancorp, Inc.	2	70
Evercore, Inc.—Class A	77	14,816
Everest Group Ltd.	46	18,252
EVERTEC, Inc.	244	9,729
F&G Annuities & Life, Inc.	7	287
Farmers & Merchants Bancorp, Inc.	5	115
Farmers National Banc Corp.	15	202
FB Financial Corp.	15	555
Federal Agricultural Mortgage Corp.—Class C	3	616
Fidelis Insurance Holdings Ltd.	131	2,546
Fidelity D&D Bancorp, Inc.	2	95
Fidelity National Financial, Inc.	7	392
Fidelity National Information Services, Inc.	156	11,591
Fifth Third Bancorp	941	35,026
Finance Of America Companies, Inc.—Class A(1)	24	18
Financial Institutions, Inc.	7	139
First American Financial Corp.	223	13,623
First Bancorp	16	591
First Bancorp	339	5,939
First Bancorp, Inc.	4	107
First Bancshares, Inc.	13	339
First Bank	9	126
First Busey Corp.	22	520
First Business Financial Services, Inc.	4	132
First Citizens BancShares, Inc.—Class A(2)	0	453
First Commonwealth Financial Corp.	41	576
First Community Bankshares, Inc.	7	241
First Community Corp.	3	50
First Financial Bancorp	37	835
First Financial Corp.	5	199
First Foundation, Inc.	21	162
First Hawaiian, Inc.	414	9,087
First Horizon Corp.	572	8,804
First Interstate BancSystem, Inc.—Class A	538	14,649
First Merchants Corp.	78	2,734
First Mid Bancshares, Inc.	10	313
First of Long Island Corp.	9	102
First Western Financial, Inc.(1)	4	54
Five Star Bancorp	4	79
Flushing Financial Corp.	12	152
FNB Corp.	728	10,269
Forge Global Holdings, Inc.(1)	45	88
Franklin BSP Realty Trust, Inc.	35	467
Franklin Resources, Inc.	9	247
FS Bancorp, Inc.	2	82
FS KKR Capital Corp.	122	2,329
Fulton Financial Corp.	66	1,049
FVCBankcorp, Inc.(1)	7	83
GCM Grosvenor, Inc.—Class A	2	16
Genworth Financial, Inc.—Class A(1)	588	3,782
German American Bancorp, Inc.	12	416
Glacier Bancorp, Inc.	659	26,547
Global Payments, Inc.	51	6,756
Globe Life, Inc.	95	11,023
GoHealth, Inc.—Class A(1)	2	23
Granite Point Mortgage Trust, Inc.	20	96
Great Southern Bancorp, Inc.	4	213
Green Dot Corp.—Class A(1)	11	107
Greene County Bancorp, Inc.	1	43

Greenlight Capital Re Ltd.—Class A(1)	11	142
Guaranty Bancshares, Inc.	4	112
Hamilton Insurance Group Ltd.—Class B(1)	111	1,548
Hamilton Lane, Inc.—Class A	6	687
Hancock Whitney Corp.	37	1,687
Hanmi Financial Corp.	11	176
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41	1,177
Hanover Insurance Group, Inc.	68	9,321
HarborOne Bancorp, Inc.	16	175
Hartford Financial Services Group, Inc.	303	31,214
HBT Financial, Inc.	6	108
Heartland Financial USA, Inc.	18	632
Heritage Commerce Corp.	27	236
Heritage Financial Corp.	14	274
Hilltop Holdings, Inc.	19	609
Hingham Institution for Savings	1	114
Hippo Holdings, Inc.(1)	4	79
Home Bancorp, Inc.	3	112
Home Bancshares, Inc.	391	9,610
HomeStreet, Inc.	7	110
HomeTrust Bancshares, Inc.	5	130
Hope Bancorp, Inc.	47	543
Horace Mann Educators Corp.	15	558
Horizon Bancorp, Inc.	19	241
Houlihan Lokey, Inc.—Class A	1	170
Huntington Bancshares, Inc.	1,633	22,778
Independent Bank Corp.	8	214
Independent Bank Corp.	211	10,985
Independent Bank Group, Inc.	15	676
Interactive Brokers Group, Inc.—Class A	3	334
International Bancshares Corp.	22	1,260
Invesco Ltd.	11	177
Invesco Mortgage Capital, Inc.	21	203
Investors Title Co.(2)	0	65
Jack Henry & Associates, Inc.	1	247
Jackson Financial, Inc.—Class A	32	2,091
James River Group Holdings Ltd.	15	143
Janus Henderson Group Plc	4	129
Jefferies Financial Group, Inc.	5	231
John Marshall Bancorp, Inc.	5	94
Kearny Financial Corp.	23	149
Kemper Corp.	321	19,899
KeyCorp	299	4,721
KKR & Co., Inc.—Class Miscella	14	1,445
KKR Real Estate Finance Trust, Inc.	25	252
Ladder Capital Corp.—Class A	47	522
Lakeland Bancorp, Inc.	27	328
Lakeland Financial Corp.	215	14,272
Lazard, Inc.—Class A	3	136
LCNB Corp.	5	87
Lemonade, Inc.(1)	18	288
LendingClub Corp.(1)	44	388
LendingTree, Inc.(1)	4	151
Lincoln National Corp.	84	2,675
Live Oak Bancshares, Inc.	14	570
Loews Corp.	54	4,245
LPL Financial Holdings, Inc.	68	18,088
M&T Bank Corp.	5	695
Macatawa Bank Corp.	10	103
Maiden Holdings Ltd.(1)	39	88
MainStreet Bancshares, Inc.	4	65
Markel Group, Inc.(1)	8	12,204
MarketWise, Inc.	14	23
Marqeta, Inc.—Class A(1)	167	996
MBIA, Inc.(1)	20	132
Mercantile Bank Corp.	6	248
Merchants Bancorp	6	279
Mercury General Corp.	11	569
Metrocity Bankshares, Inc.	8	195
Metropolitan Bank Holding Corp.(1)	4	149
MFA Financial, Inc.	42	478
MGIC Investment Corp.	282	6,302

Mid Penn Bancorp, Inc.	6	121
Middlefield Banc Corp.	3	81
Midland States Bancorp, Inc.	9	222
MidWestOne Financial Group, Inc.	7	157
Moelis & Co.—Class A	11	642
Mr Cooper Group, Inc.(1)	237	18,490
MSCI, Inc.—Class A	64	35,820
MVB Financial Corp.	4	99
Nasdaq, Inc.	696	43,933
National Bank Holdings Corp.—Class A	14	511
National Bankshares, Inc.	2	83
National Western Life Group, Inc.—Class A	1	467
Navient Corp.	259	4,500
NBT Bancorp, Inc.	16	575
NCR Atleos Corp.(1)	41	810
Nelnet, Inc.—Class A	5	512
New York Community Bancorp, Inc.	20	65
New York Mortgage Trust, Inc.	36	262
NewtekOne, Inc.	10	110
Nexpoint Real Estate Finance, Inc.	4	54
NI Holdings, Inc.(1)	3	43
Nicolet Bankshares, Inc.	5	463
NMI Holdings, Inc.—Class A(1)	30	983
Northeast Bank	3	160
Northeast Community Bancorp, Inc.	6	89
Northern Trust Corp.	6	520
Northfield Bancorp, Inc.	16	156
Northrim BanCorp, Inc.	2	113
Northwest Bancshares, Inc.	50	578
Norwood Financial Corp.	3	87
NU Holdings Ltd.—Class A(1)	21	248
Oak Valley Bancorp	3	64
OceanFirst Financial Corp.	25	406
Ocwen Financial Corp.(1)	3	71
OFG Bancorp	19	694
Old National Bancorp	1,445	25,153
Old Republic International Corp.	141	4,319
Old Second Bancorp, Inc.	19	259
OneMain Holdings, Inc.—Class A	3	167
Open Lending Corp.—Class A(1)	4	22
OppFi, Inc.(1)	5	11
Orange County Bancorp, Inc.	2	101
Orchid Island Capital, Inc.—Class A	22	193
Origin Bancorp, Inc.	21	656
Orrstown Financial Services, Inc.	4	114
Oscar Health, Inc.—Class A(1)	61	906
Pacific Premier Bancorp, Inc.	654	15,691
Pagseguro Digital Ltd.—Class A(1)	32	457
Park National Corp.	6	802
Parke Bancorp, Inc.	5	81
Pathward Financial, Inc.	7	346
Patria Investments Ltd.—Class A	98	1,451
Paysafe Ltd.(1)	13	208
PCB Bancorp	5	83
Peapack Gladstone Financial Corp.	7	170
PennantPark Investment Corp.	164	1,125
Penns Woods Bancorp, Inc.	3	56
PennyMac Financial Services, Inc.	10	891
PennyMac Mortgage Investment Trust	35	520
Peoples Bancorp, Inc.	15	440
Peoples Financial Services Corp.	3	127
Pinnacle Financial Partners, Inc.	2	187
Pioneer Bancorp, Inc.(1)	5	49
Piper Sandler Companies	1	249
Plumas Bancorp	2	72
Ponce Financial Group, Inc.(1)	8	75
Popular, Inc.	143	12,612
PRA Group, Inc.(1)	16	409
Preferred Bank	3	262
Premier Financial Corp.	15	296
Primerica, Inc.(2)	0	94
Primis Financial Corp.	9	109

Princeton Bancorp, Inc.	2	69
Principal Financial Group, Inc.	7	592
ProAssurance Corp.(1)	20	253
PROG Holdings, Inc.	15	514
Prospect Capital Corp.	296	1,632
Prosperity Bancshares, Inc.	193	12,683
Provident Financial Services, Inc.	103	1,507
Prudential Financial, Inc.	10	1,225
QCR Holdings, Inc.	7	411
Radian Group, Inc.	46	1,546
Raymond James Financial, Inc.	160	20,587
RBB Bancorp	7	130
Ready Capital Corp.	67	610
Red River Bancshares, Inc.	2	101
Redwood Trust, Inc.	53	337
Regional Management Corp.	3	71
Regions Financial Corp.	505	10,623
Reinsurance Group of America, Inc.—Class A	153	29,551
RenaissanceRe Holdings Ltd.	19	4,486
Renasant Corp.	22	701
Repay Holdings Corp.—Class A(1)	179	1,964
Republic Bancorp, Inc.—Class A	3	178
Rithm Capital Corp.	14	156
RLI Corp.	1	133
Robinhood Markets, Inc.—Class A(1)	18	368
Rocket Companies, Inc.—Class A(1)	556	8,090
S&T Bancorp, Inc.	16	500
Safety Insurance Group, Inc.	6	466
Sandy Spring Bancorp, Inc.	176	4,079
Seacoast Banking Corp. of Florida	33	840
Security National Financial Corp.—Class A(1)	7	52
SEI Investments Co.	3	203
Selective Insurance Group, Inc.	160	17,496
Selectquote, Inc.(1)	55	109
ServisFirst Bancshares, Inc.	14	911
Shore Bancshares, Inc.	12	140
Sierra Bancorp	6	122
Simmons First National Corp.—Class A	50	967
SiriusPoint Ltd.(1)	26	335
Skyward Specialty Insurance Group, Inc.(1)	9	327
SLM Corp.	889	19,376
SmartFinancial, Inc.	7	147
SoFi Technologies, Inc.(1)	27	201
South Plains Financial, Inc.	5	139
South State Corp.	301	25,575
Southern First Bancshares, Inc.(1)	3	102
Southern Missouri Bancorp, Inc.	4	179
Southern States Bancshares, Inc.	3	76
Southside Bancshares, Inc.	12	347
Starwood Property Trust, Inc.	9	173
State Street Corp.	149	11,508
Stellar Bancorp, Inc.	19	469
Sterling Bancorp, Inc.(1)	10	53
Stewart Information Services Corp.	11	706
Stifel Financial Corp.	247	19,344
Stock Yards Bancorp, Inc.	2	83
StoneCo Ltd.—Class A(1)	47	789
StoneX Group, Inc.(1)	10	706
Summit Financial Group, Inc.	5	134
SWK Holdings Corp.(1)	1	19
Synchrony Financial	430	18,547
Synovus Financial Corp.	4	168
T Rowe Price Group, Inc.	6	773
Texas Capital Bancshares, Inc.(1)	142	8,726
TFS Financial Corp.	1	18
Third Coast Bancshares, Inc.(1)	5	110
Timberland Bancorp, Inc.	3	93
Tiptree, Inc.	7	121
Tompkins Financial Corp.	6	302
Towne Bank	29	810
TPG RE Finance Trust, Inc.	28	217
TPG, Inc.—Class A	1	66

Tradeweb Markets, Inc.—Class A	2	223
Travelers Companies, Inc.	57	13,199
TriCo Bancshares	13	472
Triumph Financial, Inc.(1)	9	728
Truist Financial Corp.	141	5,484
TrustCo Bank Corp. NY	7	202
Trustmark Corp.	23	642
Two Harbors Investment Corp.	514	6,802
UMB Financial Corp.	171	14,853
United Bankshares, Inc.	374	13,374
United Community Banks, Inc.	366	9,646
United Fire Group, Inc.	8	183
Unity Bancorp, Inc.	3	94
Universal Insurance Holdings, Inc.	32	659
Univest Financial Corp.	13	264
Unum Group	102	5,495
USCB Financial Holdings, Inc.	5	53
UWM Holdings Corp.	2	12
Valley National Bancorp	493	3,923
Value Line, Inc.(2)	0	1
Velocity Financial, Inc.(1)	3	56
Veritex Holdings, Inc.	21	430
Victory Capital Holdings, Inc.—Class A	1	50
Virginia National Bankshares Corp.	2	65
Virtu Financial, Inc.—Class A	3	51
Virtus Investment Partners, Inc.	2	612
Voya Financial, Inc.	121	8,966
WaFd, Inc.	29	841
Walker & Dunlop, Inc.	13	1,315
Washington Trust Bancorp, Inc.	7	197
Waterstone Financial, Inc.	8	93
Webster Financial Corp.	431	21,865
WesBanco, Inc.	24	717
West BanCorp, Inc.	7	122
Westamerica BanCorp	7	356
Western Alliance Bancorp	307	19,731
Western Union Co.	191	2,664
WEX, Inc.(1)	1	153
White Mountains Insurance Group Ltd.(2)	0	131
Willis Towers Watson Plc	48	13,253
Wintrust Financial Corp.	85	8,881
World Acceptance Corp.(1)	2	226
WR Berkley Corp.	6	512
WSFS Financial Corp.	24	1,104
XP, Inc.—Class A	8	216
Zions Bancorp N.A.	539	23,395

Total Financials		1,593,367

Healthcare – 6.79%
23andMe Holding Co.—Class A(1)	132	70
2seventy bio, Inc.(1)	20	108
4D Molecular Therapeutics, Inc.(1)	15	484
Aadi Bioscience, Inc.(1)	7	16
Acadia Healthcare Co., Inc.(1)	3	203
Accolade, Inc.(1)	1	15
ACELYRIN, Inc.(1)	16	108
Acrivon Therapeutics, Inc.(1)	5	38
AdaptHealth Corp.—Class A(1)	309	3,560
Adaptive Biotechnologies Corp.(1)	13	43
Addus HomeCare Corp.(1)	133	13,741
Adicet Bio, Inc.(1)	21	50
ADMA Biologics, Inc.(1)	41	273
Aduro Bioteech, Inc.(1)(4)	1	3
Agenus, Inc.(1)	132	77
Agilent Technologies, Inc.	145	21,126
Agiliti, Inc.(1)	1	11
agilon health, Inc.(1)	1	5
Agios Pharmaceuticals, Inc.(1)	22	656
Allakos, Inc.(1)	26	33
Allogene Therapeutics, Inc.(1)	38	169
Allovir, Inc.(1)	23	17
Alnylam Pharmaceuticals, Inc.(1)	1	106
Alphatec Holdings, Inc.(1)	21	296

Alpine Immune Sciences, Inc.(1)	7	291
Altimmune, Inc.(1)	23	230
ALX Oncology Holdings, Inc.(1)	11	127
Amedisys, Inc.(1)	1	82
American Well Corp.—Class A(1)	104	84
AMN Healthcare Services, Inc.(1)	143	8,947
Amneal Pharmaceuticals, Inc.(1)	49	298
AnaptysBio, Inc.(1)	1	28
AngioDynamics, Inc.(1)	16	93
ANI Pharmaceuticals, Inc.(1)	2	108
Anika Therapeutics, Inc.(1)	6	158
Annexon, Inc.(1)	27	197
Apogee Therapeutics, Inc.(1)	9	610
Arbutus Biopharma Corp.(1)	17	44
Arcturus Therapeutics Holdings, Inc.(1)	9	291
Arcus Biosciences, Inc.(1)	16	296
Ardelyx, Inc.(1)	33	241
ArriVent Biopharma, Inc.(1)	2	37
ARS Pharmaceuticals, Inc.(1)	9	88
Artivion, Inc.(1)	14	294
Arvinas, Inc.(1)	1	37
Assertio Holdings, Inc.(1)	41	39
Astria Therapeutics, Inc.(1)	3	36
Atara Biotherapeutics, Inc.(1)	36	25
Atea Pharmaceuticals, Inc.(1)	32	128
AtriCure, Inc.(1)	5	161
Aura Biosciences, Inc.(1)	14	111
Avanos Medical, Inc.(1)	19	373
Avantor, Inc.(1)	1,532	39,176
Aveanna Healthcare Holdings, Inc.(1)	15	38
Avidity Biosciences, Inc.(1)	30	770
Azenta, Inc.(1)	2	97
Baxter International, Inc.	14	619
Beam Therapeutics, Inc.(1)	3	91
BioAtla, Inc.(1)	18	62
BioCryst Pharmaceuticals, Inc.(1)	18	93
Biogen, Inc.(1)	4	894
Biohaven Ltd.(1)	28	1,532
BioLife Solutions, Inc.(1)	1	22
BioMarin Pharmaceutical, Inc.(1)	5	412
Bio-Rad Laboratories, Inc.—Class A(1)	1	207
Biote Corp.—Class A(1)	2	12
Bio-Techne Corp.(2)	0	17
Bluebird Bio, Inc.(1)	79	101
Boston Scientific Corp.(1)	226	15,491
Bridgebio Pharma, Inc.(1)	15	451
BrightSpring Health Services, Inc.(1)	7	76
Brookdale Senior Living, Inc.(1)	76	500
Bruker Corp.	226	21,184
Butterfly Network, Inc.(1)	54	59
Cabaletta Bio, Inc.(1)	1	23
Cara Therapeutics, Inc.(1)	21	19
Cardinal Health, Inc.	90	10,126
CareDx, Inc.(1)	21	219
CareMax, Inc.(1)	1	5
Cargo Therapeutics, Inc.(1)	5	105
Caribou Biosciences, Inc.(1)	34	175
Carisma Therapeutics, Inc.(1)	11	24
Cartesian Therapeutics, Inc.(1)	34	22
Castle Biosciences, Inc.(1)	6	133
Catalent, Inc.(1)	5	289
Celcuity, Inc.(1)	8	164
Celldex Therapeutics, Inc.(1)	19	789
Cencora, Inc.—Class A	134	32,581
Centene Corp.(1)	244	19,158
Century Therapeutics, Inc.(1)	10	41
Certara, Inc.(1)	2	38
CG oncology, Inc.(1)	5	225
Charles River Laboratories International, Inc.(1)	1	397
Chemed Corp.(2)	0	74
Chinook Therapeutics, Inc.(1)(4)	17	6
Citius Pharmaceuticals, Inc.(1)	40	36

Codexis, Inc.(1)	25	87
Cogent Biosciences, Inc.(1)	15	102
Coherus Biosciences, Inc.(1)	7	16
Community Health Systems, Inc.(1)	53	186
Compass Therapeutics, Inc.(1)	31	62
CONTRA ICOSAVAX INC(1)(4)	11	3
Cooper Companies, Inc.	6	572
CorMedix, Inc.	4	16
Crinetics Pharmaceuticals, Inc.(1)	23	1,053
Cross Country Healthcare, Inc.(1)	12	221
CryoPort, Inc.(1)	3	48
Cullinan Oncology, Inc.(1)	11	179
Cutera, Inc.(1)	6	9
CVRx, Inc.(1)	1	15
Cytokinetics, Inc.(1)	3	214
DaVita, Inc.(1)	38	5,260
Day One Biopharmaceuticals, Inc.(1)	2	32
Deciphera Pharmaceuticals, Inc.(1)	15	228
Definitive Healthcare Corp.—Class A(1)	13	107
Dentsply Sirona, Inc.	6	201
Design Therapeutics, Inc.(1)	14	55
Disc Medicine, Inc.—Class A(1)(2)	0	17
Doximity, Inc.—Class A(1)	2	48
Dynavax Technologies Corp.—Class A(1)	8	103
Dyne Therapeutics, Inc.(1)	17	486
Eagle Pharmaceuticals, Inc.(1)	4	22
Edgewise Therapeutics, Inc.(1)	23	426
Editas Medicine, Inc.—Class A(1)	34	249
Elanco Animal Health, Inc.(1)	14	228
Embecta Corp.	207	2,742
Emergent BioSolutions, Inc.(1)	21	54
Enanta Pharmaceuticals, Inc.(1)	7	128
Encompass Health Corp.	93	7,673
Enhabit, Inc.(1)	21	247
Enliven Therapeutics, Inc.(1)	9	163
Enovis Corp.(1)	309	19,326
Entrada Therapeutics, Inc.(1)	8	118
Envista Holdings Corp.(1)	663	14,176
Erasca, Inc.(1)	34	70
Exact Sciences Corp.(1)	3	228
Exelixis, Inc.(1)	2	55
EyePoint Pharmaceuticals, Inc.(1)	7	143
Fate Therapeutics, Inc.(1)	35	260
Fennec Pharmaceuticals, Inc.(1)	5	58
FibroGen, Inc.(1)	36	86
Fortrea Holdings, Inc.(1)	172	6,894
Fulgent Genetics, Inc.(1)	8	181
Genelux Corp.(1)	6	36
Generation Bio Co.(1)	19	76
Geron Corp.(1)	52	173
Globus Medical, Inc.—Class A(1)	2	128
Gritstone bio, Inc.(1)	35	91
Haemonetics Corp.(1)	121	10,358
Harmony Biosciences Holdings, Inc.(1)	98	3,287
Health Catalyst, Inc.(1)	10	78
HealthStream, Inc.	6	151
Henry Schein, Inc.(1)	4	286
Heron Therapeutics, Inc.(1)	7	18
HilleVax, Inc.(1)	8	138
Hologic, Inc.(1)	7	518
Humacyte, Inc.(1)	5	15
Humana, Inc.	22	7,604
ICON Plc(1)	104	34,835
ICU Medical, Inc.(1)	74	7,982
Ideaya Biosciences, Inc.(1)	10	417
IGM Biosciences, Inc.(1)	5	49
Ikena Oncology, Inc.(1)	12	16
Illumina, Inc.(1)	3	439
Immuneering Corp.—Class A(1)	2	6
ImmunityBio, Inc.(1)	11	61
Inari Medical, Inc.(1)	2	78
Incyte Corp.(1)	91	5,209

Inhibrx, Inc.(1)	5	163
Innoviva, Inc.(1)	22	330
Inogen, Inc.(1)	10	80
Inozyme Pharma, Inc.(1)	20	151
Integer Holdings Corp.(1)	182	21,284
Integra LifeSciences Holdings Corp.(1)	2	71
Intellia Therapeutics, Inc.(1)	31	853
Ionis Pharmaceuticals, Inc.(1)	1	23
Iovance Biotherapeutics, Inc.(1)	97	1,432
IQVIA Holdings, Inc.(1)	169	42,732
Ironwood Pharmaceuticals, Inc.—Class A(1)	280	2,436
iTeos Therapeutics, Inc.(1)	10	139
Janux Therapeutics, Inc.(1)	7	250
Jazz Pharmaceuticals Plc(1)	82	9,828
KalVista Pharmaceuticals, Inc.(1)	13	153
Kezar Life Sciences, Inc.(1)	30	27
Kiniksa Pharmaceuticals Ltd.—Class A(1)	13	259
Kodiak Sciences, Inc.(1)	14	72
Kura Oncology, Inc.(1)	29	611
Laboratory Corp. of America Holdings	2	533
Lantheus Holdings, Inc.(1)	153	9,507
Larimar Therapeutics, Inc.(1)	11	82
LENZ Therapeutics, Inc.	1	30
Lexeo Therapeutics, Inc.(1)	2	33
Lexicon Pharmaceuticals, Inc.(1)	20	47
LifeStance Health Group, Inc.(1)	19	118
Ligand Pharmaceuticals, Inc.(1)	6	431
Liquidia Corp.(1)	6	83
LivaNova Plc(1)	21	1,167
Longboard Pharmaceuticals, Inc.(1)	7	143
Lyell Immunopharma, Inc.(1)	74	164
MacroGenics, Inc.(1)	17	253
MannKind Corp.(1)	22	98
Maravai LifeSciences Holdings, Inc.—Class A(1)	318	2,761
Masimo Corp.(1)	53	7,782
MaxCyte, Inc.(1)	33	138
McKesson Corp.	11	6,066
MeiraGTx Holdings Plc(1)	4	23
Mersana Therapeutics, Inc.(1)	16	73
MiMedx Group, Inc.(1)	47	363
Mineralys Therapeutics, Inc.(1)	6	80
ModivCare, Inc.(1)	118	2,766
Molina Healthcare, Inc.(1)	48	19,662
Monte Rosa Therapeutics, Inc.(1)	12	85
Morphic Holding, Inc.(1)	2	59
Multiplan Corp.(1)	166	134
Myriad Genetics, Inc.(1)	36	760
Nano-X Imaging Ltd.(1)	18	173
National HealthCare Corp.	5	483
Nautilus Biotechnology, Inc.—Class A(1)	22	64
Neogen Corp.(1)	89	1,403
NeoGenomics, Inc.(1)	48	748
Neumora Therapeutics, Inc.(1)	3	48
Nevro Corp.(1)	10	138
NGM Biopharmaceuticals, Inc.(1)	19	31
Nkarta, Inc.(1)	12	127
Novavax, Inc.(1)	8	36
Nurix Therapeutics, Inc.(1)	19	285
Nuvation Bio, Inc.(1)	59	215
Ocean Biomedical, Inc.(1)	3	10
Olema Pharmaceuticals, Inc.(1)	11	122
Omeros Corp.(1)	14	48
OmniAb, Inc.(1)	37	201
OmniAb, Inc.—Class CR3(1)(2)(4)(5)	2	–
OmniAb, Inc.—Class CR4(1)(2)(4)(5)	2	–
Omnicell, Inc.(1)	9	274
OPKO Health, Inc.(1)	165	198
OraSure Technologies, Inc.(1)	30	183
Organogenesis Holdings, Inc.—Class A(1)	25	72
Organon & Co.	256	4,808
ORIC Pharmaceuticals, Inc.(1)	16	215
Orthofix Medical, Inc.(1)	14	208

OrthoPediatrics Corp.(1)	1	21
Ovid therapeutics, Inc.(1)	26	78
Owens & Minor, Inc.(1)	30	845
Pacific Biosciences of California, Inc.(1)	46	171
Patterson Companies, Inc.	27	737
Pediatrix Medical Group, Inc.(1)	34	344
PepGen, Inc.(1)	3	40
Perrigo Co. Plc	4	127
PetIQ, Inc.—Class A(1)	2	36
Phathom Pharmaceuticals, Inc.(1)	9	99
Phibro Animal Health Corp.—Class A	6	72
PMV Pharmaceuticals, Inc.(1)	16	27
Poseida Therapeutics, Inc.—Class A(1)	28	88
Precigen, Inc.(1)	56	82
Prelude Therapeutics, Inc.(1)	8	37
Premier, Inc.—Class A	3	73
Prestige Consumer Healthcare, Inc.(1)	185	13,435
ProKidney Corp.—Class A(1)	14	22
Protagonist Therapeutics, Inc.(1)	9	257
Protalix BioTherapeutics, Inc.(1)	28	35
PTC Therapeutics, Inc.(1)	6	166
Pulse Biosciences, Inc.(1)	5	48
QIAGEN NV(1)	6	276
Quanterix Corp.(1)	12	283
Quantum-Si, Inc.(1)	44	86
Quest Diagnostics, Inc.	3	426
QuidelOrtho Corp.(1)	138	6,594
R1 RCM, Inc.(1)	4	54
Rallybio Corp.(1)	12	23
RAPT Therapeutics, Inc.(1)	3	27
Recursion Pharmaceuticals, Inc.—Class A(1)	56	559
REGENXBIO, Inc.(1)	17	361
Relay Therapeutics, Inc.(1)	39	322
Reneo Pharmaceuticals, Inc.(1)	2	3
Repligen Corp.(1)	1	164
Replimune Group, Inc.(1)	21	171
REVOLUTION Medicines, Inc.(1)	14	467
Revvity, Inc.	4	373
Rigel Pharmaceuticals, Inc.(1)	11	16
Rocket Pharmaceuticals, Inc.(1)	3	74
Roivant Sciences Ltd.(1)	1	6
Royalty Pharma Plc—Class A	11	322
Sage Therapeutics, Inc.(1)	1	24
Sagimet Biosciences, Inc.—Class A(1)	5	26
Sana Biotechnology, Inc.(1)	37	368
Sangamo Therapeutics, Inc.(1)	63	42
Savara, Inc.(1)	35	174
Scholar Rock Holding Corp.(1)	24	424
Scilex Holding Co.(1)	16	26
Seer, Inc.—Class A(1)	25	48
Seres Therapeutics, Inc.(1)	13	10
Sharecare, Inc.(1)	119	91
Sotera Health Co.(1)	1	15
STERIS Plc	3	644
Stoke Therapeutics, Inc.(1)	11	152
Surgery Partners, Inc.(1)	3	78
Sutro Biopharma, Inc.(1)	24	136
Syndax Pharmaceuticals, Inc.(1)	5	120
Tandem Diabetes Care, Inc.(1)	2	55
Tango Therapeutics, Inc.(1)	19	149
Taro Pharmaceutical Industries Ltd.(1)	3	136
Tarsus Pharmaceuticals, Inc.(1)	12	433
Teladoc Health, Inc.(1)	5	70
Teleflex, Inc.	1	308
Tenaya Therapeutics, Inc.(1)	19	100
Tenet Healthcare Corp.(1)	3	303
Terns Pharmaceuticals, Inc.(1)	6	36
Theravance Biopharma, Inc.(1)	19	174
Third Harmonic Bio, Inc.(1)	7	71
Travere Therapeutics, Inc.—Class Preferre(1)	2	16
Trevi Therapeutics, Inc.(1)	16	56
TruBridge, Inc.(1)	5	50

Turnstone Biologics Corp.(1)	3	7
Twist Bioscience Corp.(1)	23	801
Tyra Biosciences, Inc.(1)	4	58
United Therapeutics Corp.(1)	31	7,215
Universal Health Services, Inc.—Class B	35	6,365
UroGen Pharma Ltd.(1)	2	33
Vanda Pharmaceuticals, Inc.(1)	23	96
Varex Imaging Corp.(1)	16	289
Vera Therapeutics, Inc.—Class A(1)	8	365
Veracyte, Inc.(1)	29	650
Verve Therapeutics, Inc.(1)	27	357
Viatris, Inc.	444	5,300
Vicarious Surgical, Inc.—Class A(1)	15	4
Vigil Neuroscience, Inc.(1)	7	23
Vir Biotechnology, Inc.(1)	33	334
Viridian Therapeutics, Inc.(1)	4	77
Vor BioPharma, Inc.(1)	15	34
WaVe Life Sciences Ltd.(1)	30	184
X4 Pharmaceuticals, Inc.(1)	25	34
Xencor, Inc.(1)	11	237
XOMA Corp.(1)	3	77
Y-mAbs Therapeutics, Inc.(1)	8	129
Zevra Therapeutics, Inc.(1)	13	78
Zimmer Biomet Holdings, Inc.	126	16,584
Zimvie, Inc.(1)	11	175
Zura Bio Ltd.—Class A(1)	8	22
Zymeworks, Inc.(1)	23	239

Total Healthcare		552,085

Industrials – 21.49%
3D Systems Corp.(1)	53	237
AAR Corp.(1)	14	823
ABM Industries, Inc.	364	16,237
ACCO Brands Corp.	39	216
Acuity Brands, Inc.	1	238
Advanced Drainage Systems, Inc.	75	12,998
AECOM	4	386
AerSale Corp.(1)	14	98
AGCO Corp.	114	13,980
Air Lease Corp.—Class A	259	13,343
Air Transport Services Group, Inc.(1)	21	288
Alaska Air Group, Inc.(1)	534	22,975
Albany International Corp.—Class A	2	143
Alight, Inc.—Class A(1)	169	1,663
Allegiant Travel Co.—Class A	91	6,841
Allegion Plc	290	39,048
Allison Transmission Holdings, Inc.	112	9,088
American Airlines Group, Inc.(1)	124	1,902
American Woodmark Corp.(1)	6	620
AMETEK, Inc.	224	40,936
AO Smith Corp.	3	275
API Group Corp.(1)	28	1,104
Apogee Enterprises, Inc.	6	336
ArcBest Corp.	50	7,099
Archer Aviation, Inc.—Class A(1)	63	290
Arcosa, Inc.	175	14,983
Argan, Inc.	5	248
Aris Water Solutions, Inc.—Class A	11	158
Armstrong World Industries, Inc.	1	110
ASGN, Inc.(1)	75	7,874
Astec Industries, Inc.	9	402
Astronics Corp.(1)	11	206
Asure Software, Inc.(1)	7	55
Atkore, Inc.	122	23,241
Atmus Filtration Technologies, Inc.(1)	369	11,903
Avis Budget Group, Inc.(2)	0	46
Axon Enterprise, Inc.(1)	69	21,723
AZEK Co., Inc.—Class A(1)	434	21,787
AZZ, Inc.	10	772
Babcock & Wilcox Enterprises, Inc.(1)	21	24
Barnes Group, Inc.	20	746
Barrett Business Services, Inc.	10	1,223
Beacon Roofing Supply, Inc.(1)	103	10,051

BlackSky Technology, Inc.(1)	49	66
Blade Air Mobility, Inc.(1)	24	69
Blink Charging Co.(1)	11	34
Blue Bird Corp.(1)	11	403
BlueLinx Holdings, Inc.(1)	3	448
Boise Cascade Co.	107	16,436
BrightView Holdings, Inc.(1)	18	211
Brink’s Co.	293	27,082
Broadridge Financial Solutions, Inc.	1	115
Builders FirstSource, Inc.(1)	68	14,142
BWX Technologies, Inc.	145	14,904
CACI International, Inc.—Class A(1)	103	39,198
Carlisle Companies, Inc.	1	542
Carrier Global Corp.	24	1,397
Casella Waste Systems, Inc.—Class A(1)	133	13,186
CBIZ, Inc.(1)	257	20,209
CECO Environmental Corp.(1)	12	280
CH Robinson Worldwide, Inc.	1	54
Chart Industries, Inc.(1)	7	1,123
Cimpress Plc(1)	3	283
Cintas Corp.(2)	0	190
Clarivate Plc(1)	13	95
Clean Harbors, Inc.(1)	1	294
CNH Industrial NV	938	12,162
Columbus McKinnon Corp.	12	515
Commercial Vehicle Group, Inc.(1)	11	71
CompX International, Inc.	1	18
Concentrix Corp.	1	81
Concrete Pumping Holdings, Inc.(1)	4	31
Conduent, Inc.(1)	69	233
Core & Main, Inc.—Class A(1)	5	287
CoreCivic, Inc.(1)	47	731
Costamare, Inc.	19	210
Covenant Logistics Group, Inc.—Class A	3	159
Crane Co.	110	14,826
Cummins, Inc.	55	16,059
Curtiss-Wright Corp.	73	18,719
Dayforce, Inc.(1)	4	263
Delta Air Lines, Inc.	176	8,433
Deluxe Corp.	267	5,489
Desktop Metal, Inc.—Class A(1)	113	99
DIRTT Environmental Solutions(1)	229	113
Distribution Solutions Group, Inc.(1)	1	20
DNOW, Inc.(1)	43	661
Donaldson Co., Inc.	2	148
Dover Corp.	132	23,365
Driven Brands Holdings, Inc.(1)	2	28
Ducommun, Inc.(1)	6	285
Dun & Bradstreet Holdings, Inc.	953	9,564
DXP Enterprises, Inc.(1)	47	2,541
Eagle Bulk Shipping, Inc.	4	238
Eaton Corp. Plc	22	6,886
Element Fleet Management Corp.	499	8,061
EMCOR Group, Inc.	12	4,089
Encore Wire Corp.	37	9,631
Energy Vault Holdings, Inc.(1)	41	73
EnerSys	1	105
Ennis, Inc.	10	207
Enpro, Inc.	8	1,434
Enviri Corp.(1)	32	296
Eos Energy Enterprises, Inc.(1)	5	5
Equifax, Inc.	101	27,023
Esab Corp.	150	16,577
ESCO Technologies, Inc.	144	15,434
ESS Tech, Inc.(1)	40	29
EVI Industries, Inc.	1	15
Expeditors International of Washington, Inc.	130	15,774
Fastenal Co.	4	313
Federal Signal Corp.	245	20,793
Ferguson Plc	129	28,172
First Advantage Corp.	20	331
FiscalNote Holdings, Inc.(1)	21	28

Flowserve Corp.	192	8,754
Fluor Corp.(1)	4	177
Fortive Corp.	171	14,687
Fortune Brands Innovations, Inc.	57	4,841
FTAI Infrastructure, Inc.	40	251
FTI Consulting, Inc.(1)	1	163
FuelCell Energy, Inc.(1)	190	226
Gates Industrial Corp. Plc(1)	618	10,938
GATX Corp.	13	1,808
Genco Shipping & Trading Ltd.	17	343
Gencor Industries, Inc.(1)	4	61
Generac Holdings, Inc.(1)	6	733
Genpact Ltd.	4	128
GEO Group, Inc.(1)	50	703
Gibraltar Industries, Inc.(1)	201	16,151
Global Industrial Co.	1	55
GMS, Inc.(1)	76	7,439
Golden Ocean Group Ltd.	51	658
Gorman-Rupp Co.	7	272
Graco, Inc.	3	262
GrafTech International Ltd.	31	43
Granite Construction, Inc.	15	878
Great Lakes Dredge & Dock Corp.(1)	26	232
Greenbrier Companies, Inc.	12	643
Griffon Corp.	79	5,788
GXO Logistics, Inc.(1)	3	180
Hawaiian Holdings, Inc.(1)	21	279
Hayward Holdings, Inc.(1)	653	9,992
Healthcare Services Group, Inc.(1)	2	20
Heartland Express, Inc.	18	219
HEICO Corp.(2)	0	25
HEICO Corp.—Class A(2)	0	40
Heidrick & Struggles International, Inc.	8	283
Herc Holdings, Inc.	57	9,666
Hertz Global Holdings, Inc.(1)	4	29
Hexcel Corp.	2	177
Hillman Solutions Corp.(1)	431	4,587
Himalaya Shipping Ltd.(1)	10	76
HireRight Holdings Corp.(1)	5	72
HNI Corp.	17	770
Howmet Aerospace, Inc.	386	26,381
Hub Group, Inc.—Class A	26	1,108
Hubbell, Inc.—Class B	38	15,637
Hudson Technologies, Inc.(1)	15	169
Huntington Ingalls Industries, Inc.	24	6,890
Hyliion Holdings Corp.(1)	63	110
IBEX Holdings Ltd.(1)	72	1,117
ICF International, Inc.	120	18,131
IDEX Corp.	2	488
Ingersoll Rand, Inc.	12	1,104
INNOVATE Corp.(1)	17	12
Insperity, Inc.	74	8,103
Insteel Industries, Inc.	8	287
Interface, Inc.—Class A	23	392
ITT, Inc.	118	16,103
Jacobs Solutions, Inc.	72	11,038
Janus International Group, Inc.(1)	813	12,304
JB Hunt Transport Services, Inc.	2	378
JELD-WEN Holding, Inc.(1)	36	754
JetBlue Airways Corp.(1)	137	1,016
Joby Aviation, Inc.(1)	75	400
Johnson Controls International Plc	132	8,649
Kaman Corp.	11	524
Karat Packaging, Inc.	12	341
KBR, Inc.	167	10,638
Kelly Services, Inc.—Class A	13	320
Kennametal, Inc.	33	817
Kirby Corp.(1)	2	165
Knight-Swift Transportation Holdings, Inc.—Class A	4	246
Korn Ferry	113	7,458
Kratos Defense & Security Solutions, Inc.(1)	59	1,085
L3Harris Technologies, Inc.	117	24,865

Landstar System, Inc.	69	13,392
Leidos Holdings, Inc.	61	8,043
Lennox International, Inc.	1	449
Leonardo DRS, Inc.(1)	719	15,884
Li-Cycle Holdings Corp.(1)	57	58
Limbach Holdings, Inc.(1)	3	128
Lincoln Electric Holdings, Inc.(2)	0	25
Liquidity Services, Inc.(1)	4	75
Loomis AB—Class B	82	2,299
LSI Industries, Inc.	3	43
Luxfer Holdings Plc	45	471
Manitowoc Co., Inc.(1)	14	198
ManpowerGroup, Inc.	75	5,785
Marten Transport Ltd.	5	90
Masco Corp.	257	20,234
MasTec, Inc.(1)	2	170
Masterbrand, Inc.(1)	52	975
Matson, Inc.	14	1,595
Matthews International Corp.—Class A	9	272
Mayville Engineering Co., Inc.(1)	4	53
MDU Resources Group, Inc.	234	5,905
Mercury Systems, Inc.(1)	2	44
Microvast Holdings, Inc.(1)	90	75
Middleby Corp.(1)	2	247
Miller Industries, Inc.	4	219
MillerKnoll, Inc.	30	753
Mistras Group, Inc.(1)	8	76
Moog, Inc.—Class A	79	12,572
MRC Global, Inc.(1)	23	286
MSA Safety, Inc.	1	171
MSC Industrial Direct Co., Inc.—Class A	1	130
Mueller Industries, Inc.	95	5,143
National Presto Industries, Inc.	2	170
Nikola Corp.(1)	300	312
NL Industries, Inc.	3	20
Nordson Corp.	2	449
Norfolk Southern Corp.	89	22,564
Northwest Pipe Co.(1)	4	131
NV5 Global, Inc.(1)	24	2,376
nVent Electric Plc	661	49,830
Old Dominion Freight Line, Inc.(2)	0	82
OPENLANE, Inc.(1)	44	756
Oshkosh Corp.	41	5,172
Otis Worldwide Corp.	243	24,084
Owens Corning	66	11,039
PACCAR, Inc.	106	13,188
PAM Transportation Services, Inc.(1)	2	32
Pangaea Logistics Solutions Ltd.	15	107
Park Aerospace Corp.	7	123
Parker-Hannifin Corp.	116	64,334
Park-Ohio Holdings Corp.	3	88
Parsons Corp.(1)	9	754
Paycor HCM, Inc.(1)	1	16
Pentair Plc	5	405
Performant Financial Corp.(1)	6	19
Planet Labs PBC(1)	9	24
Plug Power, Inc.(1)	15	52
Powell Industries, Inc.	4	539
Preformed Line Products Co.	1	77
Primoris Services Corp.	20	870
Proto Labs, Inc.(1)	11	386
Quad/Graphics, Inc.	14	75
Quanex Building Products Corp.	13	511
Quanta Services, Inc.	3	792
Radiant Logistics, Inc.(1)	14	76
RB Global, Inc.	181	13,804
RBC Bearings, Inc.(1)	1	218
Regal Rexnord Corp.	207	37,284
Republic Services, Inc.—Class A	45	8,557
Resideo Technologies, Inc.(1)	398	8,931
Resources Connection, Inc.	14	183
REV Group, Inc.	13	284

Robert Half, Inc.	177	14,008
Rush Enterprises, Inc.—Class A	25	1,320
Rush Enterprises, Inc.—Class B	4	215
RXO, Inc.(1)	377	8,243
Ryder System, Inc.	40	4,842
Safe Bulkers, Inc.	27	136
Saia, Inc.(1)	58	33,638
Schneider National, Inc.—Class B	311	7,043
Science Applications International Corp.	121	15,735
Sensata Technologies Holding Plc	276	10,127
SES AI Corp.(1)	48	80
SiteOne Landscape Supply, Inc.(1)	59	10,303
Skillsoft Corp.(1)	2	17
SkyWest, Inc.(1)	17	1,150
Snap-on, Inc.	36	10,786
Southland Holdings, Inc.(1)	2	12
Southwest Airlines Co.	17	500
Spirit AeroSystems Holdings, Inc.—Class A(1)	3	108
Spirit Airlines, Inc.	44	214
SPX Technologies, Inc.(1)	3	391
SS&C Technologies Holdings, Inc.	6	398
Standex International Corp.	140	25,578
Stanley Black & Decker, Inc.	4	429
Steelcase, Inc.—Class A	38	493
Stem, Inc.(1)	59	128
Stericycle, Inc.(1)	3	135
Sterling Check Corp.(1)	12	191
Sterling Infrastructure, Inc.(1)	2	176
Sun Country Airlines Holdings, Inc.(1)	169	2,556
Sunrun, Inc.(1)	6	77
Tecnoglass, Inc.	119	6,179
Tennant Co.	4	437
Terex Corp.	11	725
Terran Orbital Corp.(1)	32	41
Tetra Tech, Inc.	1	229
Textron, Inc.	423	40,618
TFI International, Inc.	181	28,875
Thermon Group Holdings, Inc.(1)	12	395
Timken Co.	210	18,365
Titan International, Inc.(1)	210	2,612
Titan Machinery, Inc.(1)	69	1,702
Trane Technologies Plc	5	1,383
TransDigm Group, Inc.	1	1,558
TransUnion	71	5,668
TriNet Group, Inc.	58	7,627
Trinity Industries, Inc.	27	757
Triumph Group, Inc.(1)	26	395
TrueBlue, Inc.(1)	13	160
Tutor Perini Corp.(1)	17	252
UFP Industries, Inc.	21	2,574
U-Haul Holding Co.(1)(2)	0	10
U-Haul Holding Co.—Class B	2	124
UniFirst Corp.	6	1,057
United Airlines Holdings, Inc.(1)	100	4,796
United Rentals, Inc.	12	8,472
Universal Logistics Holdings, Inc.	3	109
V2X, Inc.(1)	5	228
Valmont Industries, Inc.	1	130
Verra Mobility Corp.—Class A(1)	71	1,780
Vertiv Holdings Co.—Class A	144	11,729
Vestis Corp.	3	64
Virgin Galactic Holdings, Inc.(1)	60	89
VSE Corp.	5	434
Watsco, Inc.	1	314
Werner Enterprises, Inc.	22	843
WESCO International, Inc.	219	37,471
Westinghouse Air Brake Technologies Corp.	5	750
Willdan Group, Inc.(1)	5	146
Willis Lease Finance Corp.(1)	1	60
WillScot Mobile Mini Holdings Corp.—Class A(1)	458	21,304
WNS Holdings Ltd.(1)	81	4,094
Woodward, Inc.	2	267

Xometry, Inc.—Class A(1)	12	205
XPO, Inc.(1)	78	9,515
Xylem, Inc.	6	772
Zurn Elkay Water Solutions Corp.	48	1,618

Total Industrials		1,748,317

Information Technology – 8.67%
908 Devices, Inc.(1)	9	69
ACI Worldwide, Inc.(1)	410	13,613
ACM Research, Inc.—Class A(1)	17	498
Adeia, Inc.	5	57
ADTRAN Holdings, Inc.	32	175
Aeva Technologies, Inc.(1)	7	27
Akamai Technologies, Inc.(1)	4	466
Alpha & Omega Semiconductor Ltd.(1)	10	214
Ambarella, Inc.(1)	6	305
Amdocs Ltd.	54	4,851
American Software, Inc.—Class A	2	27
Amkor Technology, Inc.	343	11,066
Amphenol Corp.—Class A	8	959
ANSYS, Inc.(1)(2)	0	154
AppLovin Corp.—Class A(1)	4	298
Arlo Technologies, Inc.(1)	5	63
Arrow Electronics, Inc.(1)	135	17,536
Aspen Technology, Inc.(1)	1	171
Atomera, Inc.(1)	2	15
Aurora Innovation, Inc.—Class A(1)	145	409
Aviat Networks, Inc.(1)	5	176
Avnet, Inc.	240	11,888
Axcelis Technologies, Inc.(1)	61	6,843
Bel Fuse, Inc.—Class B	4	235
Belden, Inc.	209	19,396
Benchmark Electronics, Inc.	14	429
Bentley Systems, Inc.—Class B(2)	0	20
BILL Holdings, Inc.(1)	3	205
Bit Digital, Inc.(1)	31	90
Brightcove, Inc.(1)	16	32
C3.ai, Inc.—Class A(1)	8	222
CCC Intelligent Solutions Holdings, Inc.(1)	10	117
CDW Corp.	128	32,674
Cerence, Inc.(1)	17	262
CEVA, Inc.(1)	1	21
Check Point Software Technologies Ltd.(1)	174	28,533
Ciena Corp.(1)	266	13,152
Cipher Mining, Inc.(1)	17	90
Cirrus Logic, Inc.(1)	57	5,307
Cleanspark, Inc.(1)	69	1,462
Climb Global Solutions, Inc.(2)	0	25
Cognex Corp.	5	208
Cognizant Technology Solutions Corp.—Class A	180	13,221
Coherent Corp.(1)	311	18,857
Cohu, Inc.(1)	255	8,486
CommVault Systems, Inc.(1)	1	126
CompoSecure, Inc.—Class A(1)	1	6
Comtech Telecommunications Corp.(1)	12	41
Consensus Cloud Solutions, Inc.(1)	15	240
Corning, Inc.	22	724
Crane NXT Co.	1	83
CS Disco, Inc.(1)	11	86
Daily Journal Corp.(1)(2)	0	164
Daktronics, Inc.(1)	15	150
Dell Technologies, Inc.—Class C	168	19,186
Digi International, Inc.(1)	2	59
Digital Turbine, Inc.(1)	30	77
Diodes, Inc.(1)	4	298
Dolby Laboratories, Inc.—Class A	2	144
Dropbox, Inc.—Class A(1)	113	2,751
DXC Technology Co.(1)	120	2,550
DZS, Inc.(1)	9	12
E2open Parent Holdings, Inc.(1)	70	309
Eastman Kodak Co.(1)	25	122
Endava Plc—ADR(1)	99	3,770
Entegris, Inc.	4	568

ePlus, Inc.(1)	10	806
EverCommerce, Inc.(1)	2	20
Evolv Technologies Holdings, Inc.(1)	37	163
F5, Inc.(1)	2	319
FARO Technologies, Inc.(1)	7	146
Fastly, Inc.—Class A(1)	8	105
First Solar, Inc.(1)	3	517
Flex Ltd.(1)	538	15,395
FormFactor, Inc.(1)	286	13,051
Gen Digital, Inc.	755	16,910
GlobalFoundries, Inc.(1)	2	118
GoDaddy, Inc.—Class A(1)	51	6,024
Grid Dynamics Holdings, Inc.(1)	5	55
Guidewire Software, Inc.(1)	2	272
Hackett Group, Inc.(2)	0	10
HashiCorp, Inc.—Class A(1)	1	22
Hewlett Packard Enterprise Co.	470	8,334
HP, Inc.	436	13,174
Ichor Holdings Ltd.(1)	12	453
Immersion Corp.	14	104
indie Semiconductor, Inc.—Class A(1)	5	33
Informatica, Inc.—Class A(1)	1	42
Information Services Group, Inc.	8	34
Intevac, Inc.(1)	13	49
IonQ, Inc.(1)	56	559
IPG Photonics Corp.(1)	1	75
Iteris, Inc.(1)	9	43
Itron, Inc.(1)	17	1,567
Jabil, Inc.	94	12,542
Juniper Networks, Inc.	9	342
Keysight Technologies, Inc.(1)	36	5,570
Kimball Electronics, Inc.(1)	7	154
Knowles Corp.(1)	36	581
Kulicke & Soffa Industries, Inc.	133	6,700
KVH Industries, Inc.(1)	8	38
Kyndryl Holdings, Inc.(1)	7	146
Littelfuse, Inc.	1	169
LiveRamp Holdings, Inc.(1)	26	907
Lumentum Holdings, Inc.(1)	2	90
Marvell Technology, Inc.	505	35,784
Matterport, Inc.(1)	105	238
Maxeon Solar Technologies Ltd.(1)	4	14
MeridianLink, Inc.(1)	4	69
Methode Electronics, Inc.	24	294
Microchip Technology, Inc.	118	10,564
Mirion Technologies, Inc.—Class A(1)	80	914
Mitek Systems, Inc.(1)	124	1,747
MKS Instruments, Inc.	10	1,361
MongoDB, Inc.—Class A(1)	40	14,229
Monolithic Power Systems, Inc.	62	41,676
Motorola Solutions, Inc.	37	13,182
N-able, Inc.(1)	2	33
Navitas Semiconductor Corp.—Class A(1)	37	178
nCino, Inc.(1)	2	69
NCR Voyix Corp.(1)	82	1,036
NetApp, Inc.	110	11,579
NETGEAR, Inc.(1)	12	183
NetScout Systems, Inc.(1)	28	616
NextNav, Inc.(1)	3	20
nLight, Inc.(1)	19	243
Nutanix, Inc.—Class A(1)	5	331
NVE Corp.(2)	0	14
NXP Semiconductors NV	57	14,004
Okta, Inc.—Class A(1)	4	428
Olo, Inc.—Class A(1)	19	103
ON Semiconductor Corp.(1)	154	11,295
ON24, Inc.	12	84
OneSpan, Inc.(1)	1	14
Onto Innovation, Inc.(1)	3	517
PAR Technology Corp.(1)	10	468
PC Connection, Inc.	5	308
Perficient, Inc.(1)	160	9,023

Photronics, Inc.(1)	164	4,640
Plexus Corp.(1)	205	19,394
PROS Holdings, Inc.(1)	5	187
PTC, Inc.(1)	2	303
Pure Storage, Inc.—Class A(1)	2	97
Qorvo, Inc.(1)	67	7,675
Rackspace Technology, Inc.(1)	26	42
Rambus, Inc.(1)	133	8,238
Ribbon Communications, Inc.(1)	35	113
Richardson Electronics Ltd.	5	42
Riot Platforms, Inc.(1)	24	293
Rogers Corp.(1)	2	222
Sanmina Corp.(1)	103	6,407
ScanSource, Inc.(1)	10	457
Semtech Corp.(1)	26	726
SentinelOne, Inc.—Class A(1)	6	138
Skyworks Solutions, Inc.	39	4,175
SMART Global Holdings, Inc.(1)	173	4,566
SmartRent, Inc.—Class A(1)	74	200
Softchoice Corp.	421	5,558
SolarWinds Corp.(1)	22	277
Squarespace, Inc.—Class A(1)	16	585
Synaptics, Inc.(1)	15	1,439
TD SYNNEX Corp.	32	3,636
TE Connectivity Ltd.	90	13,084
Teledyne Technologies, Inc.(1)	1	576
Teradata Corp.(1)	198	7,667
Teradyne, Inc.	158	17,838
Terawulf, Inc.(1)	66	172
Thoughtworks Holding, Inc.(1)	975	2,466
Trimble, Inc.(1)	7	456
TTM Technologies, Inc.(1)	41	649
Tucows, Inc.—Class A(1)	2	43
Turtle Beach Corp.(1)	6	112
Twilio, Inc.—Class A(1)	4	246
Tyler Technologies, Inc.(1)	67	28,358
UiPath, Inc.—Class A(1)	2	55
Ultra Clean Holdings, Inc.(1)	18	824
Unisys Corp.(1)	28	135
Unity Software, Inc.(1)	5	134
Universal Display Corp.	1	125
Veeco Instruments, Inc.(1)	21	721
Verint Systems, Inc.(1)	224	7,428
VeriSign, Inc.(1)	2	457
Viasat, Inc.(1)	3	60
Viavi Solutions, Inc.(1)	17	151
Vishay Intertechnology, Inc.	180	4,072
Vishay Precision Group, Inc.(1)	5	167
Vontier Corp.	126	5,714
Vuzix Corp.(1)	25	30
Western Digital Corp.(1)	9	633
Wolfspeed, Inc.(1)	4	106
Xerox Holdings Corp.	137	2,459
Xperi, Inc.(1)	19	225
Zebra Technologies Corp.—Class A(1)	66	19,941
Zoom Video Communications, Inc.—Class A(1)	7	486

Total Information Technology		705,647

Materials – 7.89%
5E Advanced Materials, Inc.(1)	3	5
AdvanSix, Inc.	11	317
Albemarle Corp.	3	442
Alcoa Corp.	5	173
Alpha Metallurgical Resources, Inc.	4	1,460
Amcor Plc	41	392
American Vanguard Corp.	8	109
AptarGroup, Inc.	2	270
Arch Resources, Inc.	7	1,176
Ardagh Group SA—Class A(1)(2)(4)	0	4
Ardagh Metal Packaging SA	1,319	4,524
Ashland, Inc.	328	31,930
Aspen Aerogels, Inc.(1)	21	368
Avery Dennison Corp.	170	37,997

Avient Corp.	569	24,704
Axalta Coating Systems Ltd.(1)	294	10,115
Ball Corp.	250	16,819
Berry Global Group, Inc.	221	13,396
Caledonia Mining Corp. Plc	6	71
Carpenter Technology Corp.	20	1,417
Celanese Corp.—Class A	3	490
CF Industries Holdings, Inc.	186	15,511
Chemours Co.	462	12,131
Clearwater Paper Corp.(1)	7	300
Cleveland-Cliffs, Inc.(1)	14	322
Coeur Mining, Inc.(1)	146	550
Commercial Metals Co.	228	13,392
Constellium SE—Class A(1)	2,125	46,983
Contango ORE, Inc.(1)	2	31
Core Molding Technologies, Inc.(1)	3	57
Corteva, Inc.	760	43,802
Crown Holdings, Inc.	3	238
Dakota Gold Corp.(1)	5	11
Danimer Scientific, Inc.(1)	35	38
DuPont de Nemours, Inc.	155	11,900
Eagle Materials, Inc.(2)	0	91
Eastman Chemical Co.	65	6,479
Ecovyst, Inc.(1)	198	2,212
Element Solutions, Inc.	1,023	25,560
FMC Corp.	3	192
Freeport-McMoRan, Inc.	842	39,585
Ginkgo Bioworks Holdings, Inc.(1)	39	45
Glatfelter Corp.(1)	20	40
Graphic Packaging Holding Co.	832	24,285
Greif, Inc.—Class A	95	6,585
Greif, Inc.—Class B	2	142
Haynes International, Inc.	5	293
HB Fuller Co.	192	15,287
Hecla Mining Co.	199	956
Huntsman Corp.	5	127
i-80 Gold Corp.(1)	77	103
Ingevity Corp.(1)	40	1,923
Innospec, Inc.	1	153
International Flavors & Fragrances, Inc.	7	630
International Paper Co.	10	390
Intrepid Potash, Inc.(1)	5	96
Kaiser Aluminum Corp.	42	3,781
Knife River Corp.(1)	225	18,218
Koppers Holdings, Inc.	92	5,094
Kronos Worldwide, Inc.	9	103
Louisiana-Pacific Corp.	2	151
LSB Industries, Inc.(1)	22	192
LyondellBasell Industries NV—Class A	7	765
Martin Marietta Materials, Inc.	2	1,087
Materion Corp.	121	15,989
Mativ Holdings, Inc.	22	412
Metallus, Inc.(1)	18	393
Minerals Technologies, Inc.	75	5,667
Mosaic Co.	215	6,965
MP Materials Corp.(1)	3	41
NewMarket Corp.	9	6,014
Nucor Corp.	7	1,400
O-I Glass, Inc.(1)	234	3,879
Olin Corp.	197	11,593
Olympic Steel, Inc.	4	289
Origin Materials, Inc.(1)	52	26
Packaging Corp. of America	88	16,768
Pactiv Evergreen, Inc.	258	3,689
Perimeter Solutions SA(1)	63	464
Piedmont Lithium, Inc.(1)	5	64
PPG Industries, Inc.	107	15,450
PureCycle Technologies, Inc.(1)	37	231
Quaker Chemical Corp.	34	7,034
Radius Recycling, Inc.—Class A	11	227
Ramaco Resources, Inc.—Class A	9	152
Ramaco Resources, Inc.—Class B	2	23

Ranpak Holdings Corp.—Class A(1)	18	140
Rayonier Advanced Materials, Inc.(1)	27	129
Reliance, Inc.	21	7,127
Royal Gold, Inc.	2	228
RPM International, Inc.	3	354
Ryerson Holding Corp.	11	369
Sealed Air Corp.	88	3,268
Silgan Holdings, Inc.	269	13,064
Sonoco Products Co.	3	163
SSR Mining, Inc.	6	26
Steel Dynamics, Inc.	68	10,104
Stepan Co.	8	683
Summit Materials, Inc.—Class A(1)	49	2,172
SunCoke Energy, Inc.	34	388
Sylvamo Corp.	103	6,378
Teck Resources Ltd.—Class B	142	6,501
Tredegar Corp.	12	79
TriMas Corp.	251	6,721
Trinseo Plc	14	53
Tronox Holdings Plc—Class A	47	823
United States Steel Corp.	6	261
Valhi, Inc.	2	31
Vulcan Materials Co.	139	38,021
Warrior Met Coal, Inc.	21	1,275
Westlake Corp.	1	145
Westrock Co.	7	358
Worthington Steel, Inc.	13	456

Total Materials		642,097

Real Estate – 6.97%
Acadia Realty Trust	41	693
Agree Realty Corp.	3	162
Alexander & Baldwin, Inc.	30	493
Alexandria Real Estate Equities, Inc.	5	637
Alpine Income Property Trust, Inc.	6	86
American Assets Trust, Inc.	165	3,617
American Homes 4 Rent—Class A	181	6,668
American Realty Investors, Inc.(1)	1	11
Americold Realty Trust, Inc.	8	204
Anywhere Real Estate, Inc.(1)	39	243
Apartment Income REIT Corp.	242	7,848
Apartment Investment & Management Co.—Class A(1)	59	487
Apple Hospitality REIT, Inc.	345	5,657
Armada Hoffler Properties, Inc.	27	283
AvalonBay Communities, Inc.	4	757
Boston Properties, Inc.	41	2,681
Braemar Hotels & Resorts, Inc.	28	55
Brandywine Realty Trust	290	1,393
Brixmor Property Group, Inc.	592	13,883
Broadstone Net Lease, Inc.—Class A	802	12,572
BRT Apartments Corp.	4	73
Camden Property Trust	3	291
CareTrust REIT, Inc.	243	5,932
CBL & Associates Properties, Inc.	3	61
CBRE Group, Inc.—Class A(1)	9	851
Centerspace	6	347
Chatham Lodging Trust	126	1,269
City Office REIT, Inc.	132	686
Clipper Realty, Inc.	1	3
Community Healthcare Trust, Inc.	4	109
Compass, Inc.—Class A(1)	16	56
COPT Defense Properties	46	1,122
CoStar Group, Inc.(1)	7	640
Cousins Properties, Inc.	4	101
CTO Realty Growth, Inc.	9	146
CubeSmart	483	21,847
Cushman & Wakefield Plc(1)	688	7,196
DiamondRock Hospitality Co.	87	839
Digital Realty Trust, Inc.	9	1,249
DigitalBridge Group, Inc.	46	887
Diversified Healthcare Trust	359	882
Douglas Elliman, Inc.(1)	37	58
Douglas Emmett, Inc.	614	8,512

Easterly Government Properties, Inc.—Class A	39	450
EastGroup Properties, Inc.	204	36,735
Elme Communities	37	509
Empire State Realty Trust, Inc.—Class A	889	9,001
EPR Properties	104	4,409
Equity Commonwealth(1)	42	791
Equity LifeStyle Properties, Inc.	171	11,009
Equity Residential	172	10,855
Essential Properties Realty Trust, Inc.	58	1,553
Essex Property Trust, Inc.	44	10,889
Extra Space Storage, Inc.	292	42,986
Farmland Partners, Inc.	18	203
Federal Realty Investment Trust	2	243
First Industrial Realty Trust, Inc.	4	199
Forestar Group, Inc.(1)	7	299
Four Corners Property Trust, Inc.	34	821
Franklin Street Properties Corp.	117	266
FRP Holdings, Inc.(1)	3	172
Gaming & Leisure Properties, Inc.	7	338
Getty Realty Corp.	19	529
Gladstone Commercial Corp.	13	178
Gladstone Land Corp.	14	182
Global Medical REIT, Inc.	25	214
Global Net Lease, Inc.	79	612
Healthcare Realty Trust, Inc.—Class A	11	155
Healthpeak Properties, Inc.	20	379
Highwoods Properties, Inc.	3	76
Host Hotels & Resorts, Inc.	336	6,950
Howard Hughes Holdings, Inc.(1)	1	73
Hudson Pacific Properties, Inc.	55	358
Independence Realty Trust, Inc.	92	1,484
Industrial Logistics Properties Trust	114	488
Innovative Industrial Properties, Inc.—Class A	30	3,150
InvenTrust Properties Corp.	28	716
Invitation Homes, Inc.	207	7,374
Iron Mountain, Inc.	4	340
JBG SMITH Properties	39	620
Jones Lang LaSalle, Inc.(1)	41	7,947
Kennedy-Wilson Holdings, Inc.	48	415
Kilroy Realty Corp.	3	125
Kimco Realty Corp.	19	374
Kite Realty Group Trust	89	1,931
Lamar Advertising Co.—Class A	155	18,559
LTC Properties, Inc.	17	540
LXP Industrial Trust	991	8,937
Macerich Co.	88	1,520
Marcus & Millichap, Inc.	6	209
Medical Properties Trust, Inc.	335	1,573
Mid-America Apartment Communities, Inc.	112	14,750
National Health Investors, Inc.	16	976
National Storage Affiliates Trust	269	10,540
NET Lease Office Properties(2)	0	10
NETSTREIT Corp.	28	511
Newmark Group, Inc.—Class A	56	623
NexPoint Diversified Real Estate Trust	13	88
NexPoint Residential Trust, Inc.	7	210
NNN REIT, Inc.	5	223
Office Properties Income Trust	118	241
Omega Healthcare Investors, Inc.	195	6,191
One Liberty Properties, Inc.	7	154
Opendoor Technologies, Inc.(1)	219	663
Orion Office REIT, Inc.	25	88
Outfront Media, Inc.	32	540
Paramount Group, Inc.	76	356
Park Hotels & Resorts, Inc.	6	107
Peakstone Realty Trust	15	237
Pebblebrook Hotel Trust	418	6,440
Phillips Edison & Co., Inc.	312	11,202
Piedmont Office Realty Trust, Inc.—Class A	245	1,720
Plymouth Industrial REIT, Inc.	584	13,146
Postal Realty Trust, Inc.—Class A	8	112
PotlatchDeltic Corp.	337	15,827

Rayonier, Inc.	272	9,036
Realty Income Corp.	24	1,301
Regency Centers Corp.	255	15,423
Retail Opportunity Investments Corp.	50	646
REX Holdings, Inc.—Class A	7	65
Rexford Industrial Realty, Inc.	177	8,903
RLJ Lodging Trust	63	750
RMR Group, Inc.—Class A	2	50
Ryman Hospitality Properties, Inc.	170	19,669
Sabra Health Care REIT, Inc.	386	5,695
Safehold, Inc.	20	412
Saul Centers, Inc.(2)	0	16
SBA Communications Corp.—Class A	52	11,309
Service Properties Trust	224	1,519
Simon Property Group, Inc.	191	29,952
SITE Centers Corp.	79	1,152
SL Green Realty Corp.	26	1,434
STAG Industrial, Inc.	163	6,257
Star Holdings(1)	6	73
Stratus Properties, Inc.(1)	2	51
Summit Hotel Properties, Inc.	43	277
Sun Communities, Inc.	3	352
Sunstone Hotel Investors, Inc.	85	946
Tanger, Inc.	113	3,346
Tejon Ranch Co.(1)	8	121
Terreno Realty Corp.	123	8,166
Transcontinental Realty Investors, Inc.(1)(2)	0	18
UDR, Inc.	309	11,560
UMH Properties, Inc.	194	3,157
Uniti Group, Inc.	400	2,360
Urban Edge Properties	48	826
Ventas, Inc.	12	502
Veris Residential, Inc.	33	496
VICI Properties, Inc.—Class A	539	16,054
Vornado Realty Trust	5	147
Welltower, Inc.	94	8,799
Weyerhaeuser Co.	21	756
Whitestone REIT—Class B	20	246
WP Carey, Inc.	6	354
Xenia Hotels & Resorts, Inc.	44	657
Zillow Group, Inc.—Class A(1)	2	80
Zillow Group, Inc.—Class C(1)	4	213

Total Real Estate		567,424

Utilities – 3.29%
AES Corp.	7	129
ALLETE, Inc.	68	4,084
Alliant Energy Corp.	7	363
Altus Power, Inc.—Class A(1)	25	122
Ameren Corp.	7	550
American Electric Power Co., Inc.	146	12,597
American Water Works Co., Inc.	6	687
Artesian Resources Corp.—Class A	1	28
Atmos Energy Corp.	4	513
Avangrid, Inc.	2	72
Avista Corp.	31	1,093
Black Hills Corp.	201	10,968
Brookfield Infrastructure Corp.—Class A	43	1,566
Brookfield Renewable Corp.—Class A	4	93
California Water Service Group	16	751
CenterPoint Energy, Inc.	774	22,054
Chesapeake Utilities Corp.	3	325
Clearway Energy, Inc.—Class A	1	22
Clearway Energy, Inc.—Class C	2	55
CMS Energy Corp.	8	500
Consolidated Edison, Inc.	10	914
Consolidated Water Co. Ltd.	4	126
Constellation Energy Corp.	9	1,706
DTE Energy Co.	141	15,853
Edison International	11	771
Entergy Corp.	140	14,745
Essential Utilities, Inc.	7	270
Evergy, Inc.	6	342

Eversource Energy	10	593
FirstEnergy Corp.	230	8,864
Genie Energy Ltd.—Class B	3	52
Hawaiian Electric Industries, Inc.	3	34
IDACORP, Inc.—Class Rights	1	135
MGE Energy, Inc.	92	7,254
National Fuel Gas Co.	140	7,511
New Jersey Resources Corp.	198	8,484
NiSource, Inc.	12	331
Northwest Natural Holding Co.	15	551
Northwestern Energy Group, Inc.	268	13,626
NRG Energy, Inc.	231	15,634
OGE Energy Corp.	231	7,931
ONE Gas, Inc.	301	19,424
Ormat Technologies, Inc.	8	523
Otter Tail Corp.	8	688
PG&E Corp.	59	982
Pinnacle West Capital Corp.	3	247
PNM Resources, Inc.	31	1,173
Portland General Electric Co.	338	14,195
PPL Corp.	21	588
Public Service Enterprise Group, Inc.	14	954
RGC Resources, Inc.	3	57
SJW Group	13	724
Southwest Gas Holdings, Inc.	83	6,292
Spire, Inc.	21	1,308
Sunnova Energy International, Inc.(1)	22	134
UGI Corp.	509	12,480
Unitil Corp.	5	237
Vistra Corp.	631	43,947
WEC Energy Group, Inc.	9	745
Xcel Energy, Inc.	16	851

Total Utilities		267,848

Total Common Stocks (Cost: $5,736,298)		7,984,571

SHORT-TERM INVESTMENTS – 1.61%
Money Market Funds – 1.59%
Goldman Sachs Financial Square Government Fund—Class I, 5.21%(3)	129,344	129,344

Total Money Market Funds (Cost: $129,344)		129,344

		Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
ANZ, London, 4.83% due 03/29/2024	$	383	383
BNP Paribas, Paris, 4.04% due 04/01/2024(2)	CAD	0	0
Citibank, New York, 4.83% due 03/29/2024	$	29	29
JP Morgan, New York, 4.83% due 03/29/2024		1,155	1,155
Skandinaviska Enskilda Banken AB, Stockholm, 3.04% due 04/02/2024(2)	SEK	0	0

Total Time Deposits (Cost: $1,567)			1,567

Total Short-Term Investments (Cost: $130,911)			130,911

TOTAL INVESTMENTS IN SECURITIES – 99.75%
(Cost: $5,867,209)			8,115,482

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.25%			20,667

TOTAL NET ASSETS – 100.00%			$8,136,149

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16, which represents 0.00% of total net assets.
(5)	Security that is restricted at March 31, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
28	E-mini Russell 2000 Future	Jun. 2024	$2,946	$3,005	$ 59
6	S&P 500 E-mini Future	Jun. 2024	1,562	1,592	30

					$89

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.03%
Communication Services – 1.76%
AMC Networks, Inc.—Class A(1)	16	$193
Atlanta Braves Holdings, Inc.—Class C(1)	1	24
Cable One, Inc.	5	2,261
Cogent Communications Holdings, Inc.	7	448
Criteo SA—ADR(1)	75	2,635
Iridium Communications, Inc.	1	34
Liberty Broadband Corp.—Class A(1)	3	177
Liberty Broadband Corp.—Class C(1)	5	261
Liberty Latin America Ltd.—Class A(1)	10	71
Liberty Latin America Ltd.—Class C(1)	18	123
Liberty Media Corp.-Liberty Formula One—Class C(1)	34	2,212
Liberty Media Corp.-Liberty Live—Class A(1)	9	381
Liberty Media Corp.-Liberty Live—Class C(1)	1	40
Madison Square Garden Entertainment Corp.—Class A(1)	1	45
Madison Square Garden Sports Corp.—Class A(1)	1	94
News Corp.—Class B	1	39
Nexstar Media Group, Inc.—Class A	34	5,897
Omnicom Group, Inc.(2)	0	32
Pinterest, Inc.—Class A(1)	8	269
ROBLOX Corp.—Class A(1)	1	51
Roku, Inc.—Class A(1)	4	244
Sphere Entertainment Co.(1)	1	57
Spotify Technology SA(1)	2	576
Take-Two Interactive Software, Inc.(1)	9	1,387
TEGNA, Inc.	35	523
Telephone & Data Systems, Inc.	23	361
Trade Desk, Inc.—Class A(1)	34	2,988
TrueCar, Inc.(1)	33	110
Vivid Seats, Inc.—Class A(1)	9	56
Warner Bros Discovery, Inc.(1)	16	136
Yelp, Inc.—Class A(1)	6	254
Ziff Davis, Inc.(1)	4	268
ZipRecruiter, Inc.—Class A(1)	15	171

Total Communication Services		22,418

Consumer Discretionary – 12.24%
Abercrombie & Fitch Co.—Class A(1)	2	231
Academy Sports & Outdoors, Inc.	6	411
Accel Entertainment, Inc.—Class A(1)	10	119
Adient Plc(1)	89	2,937
ADT, Inc.	394	2,650
Adtalem Global Education, Inc.(1)	1	40
American Axle & Manufacturing Holdings, Inc.(1)	4	30
American Eagle Outfitters, Inc.	15	391
Aptiv Plc(1)	22	1,726
Aramark	14	469
Asbury Automotive Group, Inc.(1)	1	265
AutoNation, Inc.(1)	14	2,345
AutoZone, Inc.(1)(2)	0	1,163
Bath & Body Works, Inc.	76	3,800
Best Buy Co., Inc.	3	252
Birkenstock Holding Plc(1)	26	1,234
BorgWarner, Inc.	85	2,963
Bright Horizons Family Solutions, Inc.(1)	11	1,301
Brunswick Corp.	32	3,124
Burlington Stores, Inc.(1)	6	1,503
Caesars Entertainment, Inc.(1)	1	57
CarMax, Inc.(1)	2	202
Carvana Co.—Class A(1)	5	419
Cava Group, Inc.(1)	4	313

Century Communities, Inc.	3	314
Chipotle Mexican Grill, Inc.—Class A(1)	1	2,773
Choice Hotels International, Inc.(2)	0	54
Coupang, Inc.—Class A(1)	11	193
Coursera, Inc.(1)	2	30
Crocs, Inc.(1)	20	2,856
Dana, Inc.	96	1,223
Darden Restaurants, Inc.	2	342
Dave & Buster’s Entertainment, Inc.(1)	1	42
Deckers Outdoor Corp.(1)	6	6,106
Dick’s Sporting Goods, Inc.	20	4,400
Dillard’s, Inc.—Class A	2	983
Dine Brands Global, Inc.	36	1,657
Domino’s Pizza, Inc.	11	5,490
DoorDash, Inc.—Class A(1)	23	3,115
Dorman Products, Inc.(1)	1	124
DR Horton, Inc.	13	2,091
eBay, Inc.	2	102
Etsy, Inc.(1)	2	149
Everi Holdings, Inc.(1)	18	184
Expedia Group, Inc.(1)	2	311
Five Below, Inc.(1)	14	2,575
Floor & Decor Holdings, Inc.—Class A(1)	53	6,839
Foot Locker, Inc.	28	801
Frontdoor, Inc.(1)	10	315
GameStop Corp.—Class A(1)	15	193
Garmin Ltd.	4	591
Gentex Corp.	2	59
G-III Apparel Group Ltd.(1)	14	396
Goodyear Tire & Rubber Co.(1)	40	554
Graham Holdings Co.—Class B(2)	0	45
Green Brick Partners, Inc.(1)	1	77
Group 1 Automotive, Inc.	1	438
Hanesbrands, Inc.(1)	40	234
Helen of Troy Ltd.(1)	5	590
Hilton Worldwide Holdings, Inc.	14	2,918
International Game Technology Plc	1	33
Jack in the Box, Inc.	3	181
KB Home	15	1,096
Krispy Kreme, Inc.	2	36
Las Vegas Sands Corp.	11	579
La-Z-Boy, Inc.	1	24
LCI Industries	1	111
Lear Corp.	6	808
Leslie’s, Inc.(1)	25	160
Light & Wonder, Inc.(1)	4	375
Lithia Motors, Inc.—Class A	1	187
LKQ Corp.	122	6,494
Lululemon Athletica, Inc.(1)	2	856
Macy’s, Inc.	20	402
Meritage Homes Corp.	2	332
MGM Resorts International(1)	6	279
Murphy USA, Inc.	1	418
Nordstrom, Inc.	1	30
Norwegian Cruise Line Holdings Ltd.(1)	14	287
On Holding AG—Class A(1)	40	1,418
Oxford Industries, Inc.(2)	0	51
Papa John’s International, Inc.	26	1,712
Patrick Industries, Inc.	1	92
Penske Automotive Group, Inc.(2)	0	54
Phinia, Inc.(2)	0	3
Planet Fitness, Inc.—Class A(1)	3	195
Pool Corp.	21	8,380
PulteGroup, Inc.	32	3,811
PVH Corp.	30	4,241
Ralph Lauren Corp.—Class A	18	3,379
Red Rock Resorts, Inc.—Class A	1	53

Revolve Group, Inc.—Class A(1)	13	272
RH(1)	4	1,304
Rivian Automotive, Inc.—Class A(1)	11	119
Ross Stores, Inc.	27	3,976
Royal Caribbean Cruises Ltd.(1)	9	1,316
Shoe Carnival, Inc.	2	83
Signet Jewelers Ltd.	2	219
Six Flags Entertainment Corp.(1)	4	116
Sonic Automotive, Inc.—Class A	1	66
Sonos, Inc.(1)	2	32
Steven Madden Ltd.	3	120
Tapestry, Inc.	65	3,078
Taylor Morrison Home Corp.—Class A(1)	48	2,960
Tempur Sealy International, Inc.	1	63
Texas Roadhouse, Inc.—Class A	39	6,053
Thor Industries, Inc.	5	611
TopBuild Corp.(1)	3	1,537
Tractor Supply Co.	27	6,952
Travel + Leisure Co.	1	47
Ulta Beauty, Inc.(1)(2)	0	222
Urban Outfitters, Inc.(1)	2	89
Vail Resorts, Inc.	1	274
Victoria’s Secret & Co.(1)	10	201
Visteon Corp.(1)	1	161
Wendy’s Co.	58	1,091
Whirlpool Corp.	1	112
Williams-Sonoma, Inc.	12	3,817
Wingstop, Inc.	13	4,586
Worthington Enterprises, Inc.(2)	0	28
Wyndham Hotels & Resorts, Inc.	8	618
XPEL, Inc.(1)	6	339
YETI Holdings, Inc.(1)	5	209
Yum China Holdings, Inc.	55	2,200
Yum! Brands, Inc.(2)	0	23

Total Consumer Discretionary		156,080

Consumer Staples – 3.76%
Albertsons Companies, Inc.—Class A	11	231
Andersons, Inc.	4	256
BellRing Brands, Inc.(1)	26	1,526
BJ’s Wholesale Club Holdings, Inc.(1)	39	2,987
Campbell Soup Co.	7	326
Casey’s General Stores, Inc.	6	1,808
Celsius Holdings, Inc.(1)	36	2,984
Central Garden & Pet Co.—Class A(1)	8	297
Church & Dwight Co., Inc.	68	7,109
Clorox Co.	1	210
Coca-Cola Consolidated, Inc.(2)	0	58
Conagra Brands, Inc.	6	193
Constellation Brands, Inc.—Class A	4	1,041
Duckhorn Portfolio, Inc.(1)	32	295
Edgewell Personal Care Co.	5	189
elf Beauty, Inc.(1)	28	5,392
Energizer Holdings, Inc.	1	15
Flowers Foods, Inc.	2	41
Hain Celestial Group, Inc.(1)	39	303
Herbalife Ltd.(1)	12	116
Ingles Markets, Inc.—Class A	1	48
J.M. Smucker Co.	4	529
John B Sanfilippo & Son, Inc.	1	87
Kellanova	3	159
Keurig Dr Pepper, Inc.	204	6,246
Kroger Co.	5	297
Lamb Weston Holdings, Inc.	28	2,954
MGP Ingredients, Inc.	1	65
National Beverage Corp.(1)	4	205
Nature’s Sunshine Products, Inc.(1)	12	256
Nomad Foods Ltd.	147	2,882

Nu Skin Enterprises, Inc.—Class A	17	232
Performance Food Group Co.(1)	1	80
Post Holdings, Inc.(1)	3	266
PriceSmart, Inc.	1	111
Primo Water Corp.	13	229
Reynolds Consumer Products, Inc.	204	5,813
Simply Good Foods Co.(1)	8	283
Sprouts Farmers Market, Inc.(1)	2	101
TreeHouse Foods, Inc.(1)	3	113
Universal Corp.	2	78
Vector Group Ltd.	34	371
Village Super Market, Inc.—Class A	1	19
Walgreens Boots Alliance, Inc.	13	274
WD-40 Co.	2	633
Weis Markets, Inc.	4	289

Total Consumer Staples		47,997

Energy – 5.01%
Antero Resources Corp.(1)	19	555
Atlas Energy Solutions, Inc.—Class A	12	262
Baker Hughes Co.—Class A	79	2,632
Berry Corp.	3	27
Bristow Group, Inc.(1)	1	27
California Resources Corp.	10	553
Callon Petroleum Co.(1)	4	156
Cameco Corp.	81	3,513
ChampionX Corp.	93	3,329
Cheniere Energy, Inc.	13	2,088
Chesapeake Energy Corp.	5	458
Chord Energy Corp.	3	568
Civitas Resources, Inc.	3	264
CNX Resources Corp.(1)	24	562
Comstock Resources, Inc.	26	244
CONSOL Energy, Inc.(2)	0	30
Coterra Energy, Inc.	11	298
CVR Energy, Inc.	5	193
Delek U.S. Holdings, Inc.	7	209
Devon Energy Corp.	37	1,870
Diamondback Energy, Inc.	3	551
Dorian LPG Ltd.	5	209
Dril-Quip, Inc.(1)	1	24
Energy Fuels, Inc.(1)	27	170
EOG Resources, Inc.	36	4,611
EQT Corp.	11	424
Equitrans Midstream Corp.	18	228
Expro Group Holdings NV(1)	16	311
Halliburton Co.	12	487
Helmerich & Payne, Inc.	14	577
Hess Corp.	4	622
HF Sinclair Corp.	32	1,919
HighPeak Energy, Inc.	15	234
International Seaways, Inc.	48	2,552
Kinetik Holdings, Inc.—Class A	9	369
Kosmos Energy Ltd.(1)	34	203
Liberty Energy, Inc.—Class A	13	263
Magnolia Oil & Gas Corp.—Class A	138	3,589
Murphy Oil Corp.	8	347
Nabors Industries Ltd.(1)	3	232
Noble Corp. Plc	24	1,143
Northern Oil & Gas, Inc.	9	345
NOV, Inc.	63	1,231
ONEOK, Inc.(2)	0	30
Patterson-UTI Energy, Inc.	35	412
PBF Energy, Inc.—Class A	11	620
Permian Resources Corp.—Class A	66	1,167
Phillips 66	2	329
ProFrac Holding Corp.—Class A(1)	28	237
ProPetro Holding Corp.(1)	32	256

REX American Resources Corp.(1)	3	197
RPC, Inc.	4	35
Scorpio Tankers, Inc.	1	76
Sitio Royalties Corp.—Class A	108	2,682
SM Energy Co.	10	483
Solaris Oilfield Infrastructure, Inc.—Class A	2	20
Southwestern Energy Co.(1)	28	213
Targa Resources Corp.	13	1,508
TechnipFMC Plc	59	1,479
Teekay Corp.(1)	35	256
Tidewater, Inc.(1)	70	6,424
Valaris Ltd.(1)	10	739
Valero Energy Corp.	21	3,582
Viper Energy, Inc.—Class A	72	2,777
Vitesse Energy, Inc.	16	377
Weatherford International Plc(1)	7	782
Williams Companies, Inc.	20	768

Total Energy		63,928

Financials – 13.55%
1st Source Corp.	1	38
Affiliated Managers Group, Inc.	1	130
Aflac, Inc.	2	182
AGNC Investment Corp.	15	147
Allstate Corp.	46	7,945
Ally Financial, Inc.	9	353
Amerant Bancorp, Inc.—Class A	9	213
American Equity Investment Life Holding Co.(1)	4	202
American Financial Group, Inc.	21	2,874
Ameriprise Financial, Inc.	1	248
Annaly Capital Management, Inc.	235	4,622
Apollo Commercial Real Estate Finance, Inc.	10	116
Apollo Global Management, Inc.	4	453
Arbor Realty Trust, Inc.	6	75
Arch Capital Group Ltd.(1)	82	7,592
Ares Management Corp.—Class A	16	2,086
Arthur J. Gallagher & Co.	4	1,123
Artisan Partners Asset Management, Inc.—Class A	19	871
Associated Banc-Corp.	2	39
Atlantic Union Bankshares Corp.	1	25
Axis Capital Holdings Ltd.	16	1,042
Axos Financial, Inc.(1)	6	326
Banc of California, Inc.	14	218
BancFirst Corp.	5	414
Banco Latinoamericano de Comercio Exterior SA—Class E	9	277
Bank First Corp.	1	59
Bank of Hawaii Corp.	7	458
Bank of Marin Bancorp	9	155
BankUnited, Inc.	44	1,238
Blackstone Mortgage Trust, Inc.—Class A	22	434
Block, Inc.—Class A(1)	4	313
Bread Financial Holdings, Inc.	5	203
Bridgewater Bancshares, Inc.(1)	32	370
BrightSpire Capital, Inc.—Class A	13	90
Brookline Bancorp, Inc.	30	296
Brown & Brown, Inc.	65	5,705
BRP Group, Inc.—Class A(1)	10	281
Byline Bancorp, Inc.	1	23
Cambridge Bancorp	5	313
Cannae Holdings, Inc.(1)	2	50
CBOE Global Markets, Inc.	18	3,319
Central Pacific Financial Corp.	11	219
Chimera Investment Corp.	9	42
Cincinnati Financial Corp.(2)	0	53
Citizens Financial Group, Inc.	13	468
City Holding Co.	1	115
Claros Mortgage Trust, Inc.	27	261
CNA Financial Corp.	1	37

CNO Financial Group, Inc.	7	186
Cohen & Steers, Inc.	1	50
Coinbase Global, Inc.—Class A(1)	4	1,078
Comerica, Inc.	48	2,656
Commerce Bancshares, Inc.	9	467
Community Bank System, Inc.	50	2,418
Community Trust Bancorp, Inc.(2)	0	1
Compass Diversified Holdings	9	214
Corpay, Inc.(1)	1	395
Cullen/Frost Bankers, Inc.	32	3,611
Customers Bancorp, Inc.(1)	9	460
CVB Financial Corp.	21	369
Diamond Hill Investment Group, Inc.(2)	0	21
Dime Community Bancshares, Inc.	17	330
Discover Financial Services	12	1,623
Eagle Bancorp, Inc.	13	307
Eastern Bankshares, Inc.	18	254
Enact Holdings, Inc.	22	681
Enstar Group Ltd.(1)	1	326
Essent Group Ltd.	5	297
Euronet Worldwide, Inc.(1)	50	5,526
Evercore, Inc.—Class A(2)	0	48
Everest Group Ltd.	6	2,519
EVERTEC, Inc.	3	108
FactSet Research Systems, Inc.	4	1,660
Federated Hermes, Inc.—Class B(1)	13	455
Fidelity National Financial, Inc.	4	205
Fifth Third Bancorp	108	4,021
Financial Institutions, Inc.	18	347
First Bancorp	187	3,275
First Bancshares, Inc.	1	33
First Citizens BancShares, Inc.—Class A	3	4,233
First Commonwealth Financial Corp.	12	171
First Community Bankshares, Inc.	1	46
First Financial Bancorp	2	44
First Foundation, Inc.	54	406
First Hawaiian, Inc.	109	2,397
First Interstate BancSystem, Inc.—Class A	10	278
First of Long Island Corp.	14	152
FirstCash Holdings, Inc.	1	181
Flushing Financial Corp.	19	235
FNB Corp.	2	29
Franklin BSP Realty Trust, Inc.	8	104
Fulton Financial Corp.	31	499
Genworth Financial, Inc.—Class A(1)	39	248
German American Bancorp, Inc.	1	47
Glacier Bancorp, Inc.	47	1,891
Global Payments, Inc.	5	621
Granite Point Mortgage Trust, Inc.	36	170
Hamilton Lane, Inc.—Class A	12	1,326
Hancock Whitney Corp.	4	183
Hanover Insurance Group, Inc.	14	1,925
HBT Financial, Inc.	4	81
Heartland Financial USA, Inc.	12	427
Heritage Commerce Corp.	19	166
Heritage Financial Corp.	22	427
HomeStreet, Inc.	25	380
Horizon Bancorp, Inc.	23	298
Houlihan Lokey, Inc.—Class A	10	1,288
Independent Bank Corp.	3	72
Independent Bank Corp.	3	172
Independent Bank Group, Inc.	10	463
Interactive Brokers Group, Inc.—Class A	10	1,062
Jack Henry & Associates, Inc.	2	383
Jackson Financial, Inc.—Class A	6	428
Jefferies Financial Group, Inc.	91	3,992
Kemper Corp.	27	1,696

KeyCorp	55	875
Kinsale Capital Group, Inc.	9	4,531
KKR & Co., Inc.—Class Miscella	19	1,934
Ladder Capital Corp.—Class A	21	230
Lincoln National Corp.	12	367
Loews Corp.	44	3,473
LPL Financial Holdings, Inc.	11	2,859
M&T Bank Corp.	2	243
MarketAxess Holdings, Inc.	1	169
Marqeta, Inc.—Class A(1)	32	188
Metropolitan Bank Holding Corp.(1)	4	135
MFA Financial, Inc.	6	74
Moelis & Co.—Class A	34	1,926
Moody’s Corp.	2	946
Morningstar, Inc.	3	923
Mr Cooper Group, Inc.(1)	2	123
MSCI, Inc.—Class A	3	1,668
National Western Life Group, Inc.—Class A	1	327
NBT Bancorp, Inc.	1	39
NCR Atleos Corp.(1)	13	261
Nelnet, Inc.—Class A	2	219
NerdWallet, Inc.—Class A(1)	16	242
New York Community Bancorp, Inc.	30	96
NMI Holdings, Inc.—Class A(1)	2	77
OFG Bancorp	2	92
Old Second Bancorp, Inc.	5	67
Open Lending Corp.—Class A(1)	29	181
Pacific Premier Bancorp, Inc.	17	410
Park National Corp.	2	305
Patria Investments Ltd.—Class A	29	426
Pinnacle Financial Partners, Inc.	3	220
PRA Group, Inc.(1)	9	230
Premier Financial Corp.	12	253
Primis Financial Corp.	44	540
PROG Holdings, Inc.	1	38
Prosperity Bancshares, Inc.	29	1,883
Prudential Financial, Inc.(2)	0	39
QCR Holdings, Inc.(2)	0	26
Radian Group, Inc.	10	334
Raymond James Financial, Inc.	12	1,504
RBB Bancorp	19	348
Redwood Trust, Inc.	9	55
Regions Financial Corp.	70	1,465
Reinsurance Group of America, Inc.—Class A	9	1,690
Remitly Global, Inc.(1)	45	936
Republic Bancorp, Inc.—Class A	8	386
RLI Corp.	26	3,870
Robinhood Markets, Inc.—Class A(1)	30	595
Rocket Companies, Inc.—Class A(1)	66	960
Ryan Specialty Holdings, Inc.—Class A	87	4,826
S&T Bancorp, Inc.	3	106
Safety Insurance Group, Inc.	4	345
Sandy Spring Bancorp, Inc.	8	174
Seacoast Banking Corp. of Florida	12	308
SEI Investments Co.(2)	0	24
Selective Insurance Group, Inc.	14	1,510
ServisFirst Bancshares, Inc.	8	516
Shift4 Payments, Inc.—Class A(1)	17	1,140
SiriusPoint Ltd.(1)	20	260
Southern First Bancshares, Inc.(1)	8	252
Stellar Bancorp, Inc.	12	282
Stewart Information Services Corp.	2	115
Stifel Financial Corp.	33	2,547
StoneCo Ltd.—Class A(1)	14	227
StoneX Group, Inc.(1)	3	210
Synchrony Financial	1	61
T Rowe Price Group, Inc.	2	226

Texas Capital Bancshares, Inc.(1)	33	2,053
TFS Financial Corp.	18	223
Toast, Inc.—Class A(1)	25	633
Tompkins Financial Corp.	4	196
Tradeweb Markets, Inc.—Class A	14	1,468
TriCo Bancshares	5	177
Triumph Financial, Inc.(1)	4	285
TrustCo Bank Corp. NY	1	34
UMB Financial Corp.	5	404
Universal Insurance Holdings, Inc.	12	234
Virtu Financial, Inc.—Class A	14	281
Washington Trust Bancorp, Inc.	11	306
Webster Financial Corp.	38	1,912
Westamerica BanCorp	4	190
Western Alliance Bancorp	3	185
WEX, Inc.(1)	6	1,518
White Mountains Insurance Group Ltd.(2)	0	29
Wintrust Financial Corp.	22	2,250
Zions Bancorp N.A.	46	2,003

Total Financials		172,863

Healthcare – 12.49%
10X Genomics, Inc.—Class A(1)	11	407
Abiomed, Inc.(1)(2)(4)	0	—
Acadia Healthcare Co., Inc.(1)	34	2,713
Agilent Technologies, Inc.	21	2,999
Agiliti, Inc.(1)	21	213
Agios Pharmaceuticals, Inc.(1)	6	186
Alcon, Inc.	47	3,881
Align Technology, Inc.(1)	4	1,414
Alignment Healthcare, Inc.(1)	22	111
Alkermes Plc(1)	6	164
Alnylam Pharmaceuticals, Inc.(1)	5	728
Amedisys, Inc.(1)	4	399
Amicus Therapeutics, Inc.(1)	41	482
AMN Healthcare Services, Inc.(1)	34	2,096
Amphastar Pharmaceuticals, Inc.(1)	3	120
Anika Therapeutics, Inc.(1)	14	345
Apellis Pharmaceuticals, Inc.(1)	23	1,362
Arrowhead Pharmaceuticals, Inc.(1)	7	202
AtriCure, Inc.(1)	4	136
Aurinia Pharmaceuticals, Inc.(1)	35	173
Avanos Medical, Inc.(1)	4	79
Avantor, Inc.(1)	94	2,411
Axonics, Inc.(1)	13	875
Azenta, Inc.(1)	3	204
Beam Therapeutics, Inc.(1)	8	254
Biogen, Inc.(1)	2	362
Biohaven Ltd.(1)	3	161
BioMarin Pharmaceutical, Inc.(1)	25	2,147
Bio-Rad Laboratories, Inc.—Class A(1)	1	333
Bio-Techne Corp.	75	5,254
Blueprint Medicines Corp.(1)	17	1,603
Bridgebio Pharma, Inc.(1)	20	606
Bruker Corp.	42	3,986
Catalent, Inc.(1)	4	207
Celldex Therapeutics, Inc.(1)	8	328
Cencora, Inc.—Class A(2)	0	68
Centene Corp.(1)	14	1,103
Cerevel Therapeutics Holdings, Inc.(1)	8	335
Charles River Laboratories International, Inc.(1)	16	4,458
Chemed Corp.	8	5,445
Cooper Cos, Inc.	43	4,341
CorVel Corp.(1)	2	412
Crinetics Pharmaceuticals, Inc.(1)	14	666
Cytek Biosciences, Inc.(1)	25	169
Cytokinetics, Inc.(1)	9	651
DaVita, Inc.(1)	2	295

Denali Therapeutics, Inc.(1)	14	297
Dentsply Sirona, Inc.	4	137
DexCom, Inc.(1)	22	2,996
Doximity, Inc.—Class A(1)	7	189
Editas Medicine, Inc.—Class A(1)	24	178
Embecta Corp.	9	124
Enanta Pharmaceuticals, Inc.(1)	17	291
Ensign Group, Inc.	2	211
Envista Holdings Corp.(1)	73	1,551
Evolent Health, Inc.—Class A(1)	36	1,168
Exact Sciences Corp.(1)	48	3,313
Exelixis, Inc.(1)	81	1,924
Fortrea Holdings, Inc.(1)	67	2,701
Geron Corp.(1)	8	27
Glaukos Corp.(1)	4	336
Guardant Health, Inc.(1)	6	124
Haemonetics Corp.(1)	27	2,265
Halozyme Therapeutics, Inc.(1)	16	668
HealthEquity, Inc.(1)	4	286
Hologic, Inc.(1)	12	961
Humana, Inc.	6	2,066
ICON Plc(1)	16	5,217
IDEXX Laboratories, Inc.(1)	2	1,233
Illumina, Inc.(1)	2	243
Inogen, Inc.(1)	32	260
Insmed, Inc.(1)	7	194
Inspire Medical Systems, Inc.(1)	11	2,368
Insulet Corp.(1)	3	565
Integer Holdings Corp.(1)	2	271
Integra LifeSciences Holdings Corp.(1)	71	2,520
Intellia Therapeutics, Inc.(1)	8	232
Intra-Cellular Therapies, Inc.(1)	23	1,595
Ionis Pharmaceuticals, Inc.(1)	4	172
Iovance Biotherapeutics, Inc.(1)	22	321
IQVIA Holdings, Inc.(1)	11	2,721
iRhythm Technologies, Inc.(1)	5	574
Ironwood Pharmaceuticals, Inc.—Class A(1)	5	43
Joint Corp.(1)	18	237
Krystal Biotech, Inc.(1)	6	1,001
Laboratory Corp. of America Holdings	22	4,892
Lantheus Holdings, Inc.(1)	3	182
LeMaitre Vascular, Inc.	3	230
Ligand Pharmaceuticals, Inc.(1)(2)	0	19
Madrigal Pharmaceuticals, Inc.(1)	2	427
McKesson Corp.	2	1,293
Medpace Holdings, Inc.(1)	5	1,857
Merit Medical Systems, Inc.(1)	5	360
Merrimack Pharmaceuticals, Inc.(1)	14	204
Mettler-Toledo International, Inc.(1)	2	3,046
Mineralys Therapeutics, Inc.(1)	23	292
Molina Healthcare, Inc.(1)	1	504
Mural Oncology Plc(1)	1	3
Myriad Genetics, Inc.(1)	10	203
Natera, Inc.(1)	59	5,386
Neogen Corp.(1)	11	175
NeoGenomics, Inc.(1)	18	275
Neurocrine Biosciences, Inc.(1)	28	3,795
Nevro Corp.(1)	8	121
OmniAb, Inc.—Class CR3(1)(2)(4)(5)	0	—
OmniAb, Inc.—Class CR4(1)(2)(4)(5)	0	—
Omnicell, Inc.(1)	9	259
OptimizeRx Corp.(1)	20	248
Option Care Health, Inc.(1)	15	491
Organon & Co.	14	264
Pacific Biosciences of California, Inc.(1)	28	104
Patterson Companies, Inc.	2	43
Pediatrix Medical Group, Inc.(1)	137	1,372

Penumbra, Inc.(1)	2	357
Perrigo Co. Plc	8	245
Phibro Animal Health Corp.—Class A	4	52
Premier, Inc.—Class A	8	166
Prestige Consumer Healthcare, Inc.(1)	4	317
Prime Medicine, Inc.(1)	22	154
Progyny, Inc.(1)	5	193
PTC Therapeutics, Inc.(1)	7	190
QIAGEN NV(1)	34	1,446
Quest Diagnostics, Inc.(2)	0	30
R1 RCM, Inc.(1)	14	180
Repligen Corp.(1)	15	2,769
ResMed, Inc.	3	501
REVOLUTION Medicines, Inc.(1)	3	85
Roivant Sciences Ltd.(1)	115	1,212
Royalty Pharma Plc—Class A	24	719
Sage Therapeutics, Inc.(1)	8	153
Sarepta Therapeutics, Inc.(1)	15	1,932
Select Medical Holdings Corp.	2	70
Shockwave Medical, Inc.(1)	15	4,949
SpringWorks Therapeutics, Inc.(1)	7	337
STAAR Surgical Co.(1)	6	220
Stevanato Group SpA	65	2,074
Supernus Pharmaceuticals, Inc.(1)	2	52
Surgery Partners, Inc.(1)	38	1,123
Surmodics, Inc.(1)	9	277
Teleflex, Inc.	4	895
Tenet Healthcare Corp.(1)	3	265
Travere Therapeutics, Inc.—Class Preferre(1)	25	191
Twist Bioscience Corp.(1)	12	413
Ultragenyx Pharmaceutical, Inc.(1)	19	873
Universal Health Services, Inc.—Class B	5	1,000
US Physical Therapy, Inc.(2)	0	46
Vaxcyte, Inc.(1)	26	1,777
Veeva Systems, Inc.—Class A(1)	1	247
Veracyte, Inc.(1)	1	27
Viking Therapeutics, Inc.(1)	5	423
Vir Biotechnology, Inc.(1)	19	189
West Pharmaceutical Services, Inc.	15	6,006
Zimmer Biomet Holdings, Inc.	35	4,676

Total Healthcare		159,340

Industrials – 23.14%
AAON, Inc.	37	3,274
AAR Corp.(1)	1	58
ABM Industries, Inc.	47	2,108
Advanced Drainage Systems, Inc.	2	412
AECOM	19	1,815
AerCap Holdings NV(1)	106	9,207
Aerovironment, Inc.(1)	2	277
AGCO Corp.	2	189
Air Lease Corp.—Class A	16	828
Alamo Group, Inc.	1	300
Alaska Air Group, Inc.(1)	43	1,855
Albany International Corp.—Class A	1	125
Alight, Inc.—Class A(1)	24	237
Allegion Plc	24	3,300
American Airlines Group, Inc.(1)	13	193
American Woodmark Corp.(1)	2	189
AMETEK, Inc.	8	1,420
AO Smith Corp.	1	120
API Group Corp.(1)	63	2,466
Applied Industrial Technologies, Inc.	1	276
ArcBest Corp.	23	3,305
Arcosa, Inc.	19	1,590
Array Technologies, Inc.(1)	5	80
ASGN, Inc.(1)	2	246
Atkore, Inc.(2)	0	55

Axon Enterprise, Inc.(1)	1	218
AZEK Co., Inc.—Class A(1)	21	1,044
AZZ, Inc.	3	236
Barnes Group, Inc.	3	123
Barrett Business Services, Inc.	4	462
Beacon Roofing Supply, Inc.(1)	2	158
Boise Cascade Co.	4	594
Booz Allen Hamilton Holding Corp.—Class A	16	2,358
BrightView Holdings, Inc.(1)	27	319
Brink’s Co.	11	1,054
Builders FirstSource, Inc.(1)	22	4,677
CACI International, Inc.—Class A(1)	4	1,683
Carlisle Companies, Inc.	24	9,423
Carrier Global Corp.	6	322
Casella Waste Systems, Inc.—Class A(1)	1	96
CBIZ, Inc.(1)	4	343
ChargePoint Holdings, Inc.(1)	97	185
Chart Industries, Inc.(1)	2	276
Cintas Corp.	3	2,322
CNH Industrial NV	28	362
Columbus McKinnon Corp.	2	89
Comfort Systems USA, Inc.	2	617
Concentrix Corp.	4	248
Copart, Inc.(1)	62	3,585
Core & Main, Inc.—Class A(1)	88	5,039
Crane Co.	5	729
CSG Systems International, Inc.	2	79
CSW Industrials, Inc.(2)	0	42
Cummins, Inc.(2)	0	28
Dayforce, Inc.(1)	3	201
Delta Air Lines, Inc.	21	1,003
Donaldson Co., Inc.	40	3,001
Driven Brands Holdings, Inc.(1)	25	401
Ducommun, Inc.(1)	1	43
Dun & Bradstreet Holdings, Inc.	66	666
Dycom Industries, Inc.(1)	27	3,901
EMCOR Group, Inc.	12	4,157
Encore Wire Corp.	1	349
Energy Recovery, Inc.(1)	5	84
EnerSys	2	209
Ennis, Inc.	6	120
Enovix Corp.(1)	22	173
Equifax, Inc.	4	1,033
Esab Corp.	12	1,330
ESCO Technologies, Inc.	13	1,407
ExlService Holdings, Inc.(1)	6	192
Expeditors International of Washington, Inc.	3	388
Exponent, Inc.	30	2,461
Fastenal Co.	8	594
Federal Signal Corp.	1	93
Ferguson Plc	7	1,595
Fluor Corp.(1)	73	3,070
Fortune Brands Innovations, Inc.	1	108
Franklin Electric Co., Inc.	1	155
Frontier Group Holdings, Inc.(1)	42	345
FTI Consulting, Inc.(1)	5	1,052
FuelCell Energy, Inc.(1)	116	138
Gates Industrial Corp. Plc(1)	370	6,545
GATX Corp.(2)	0	23
Generac Holdings, Inc.(1)	2	210
Genpact Ltd.	41	1,339
Gibraltar Industries, Inc.(1)	1	71
Global Industrial Co.	6	285
Graco, Inc.	43	4,057
Granite Construction, Inc.	1	42
GXO Logistics, Inc.(1)	8	428
Healthcare Services Group, Inc.(1)	15	193

Heartland Express, Inc.	2	19
HEICO Corp.	16	3,002
HEICO Corp.—Class A	10	1,593
Heidrick & Struggles International, Inc.	3	94
Helios Technologies, Inc.	7	325
Herc Holdings, Inc.	20	3,438
Hillenbrand, Inc.	6	302
Hillman Solutions Corp.(1)	21	225
HNI Corp.	2	105
Hub Group, Inc.—Class A	4	154
Hubbell, Inc.—Class B	13	5,213
Huntington Ingalls Industries, Inc.	1	395
IDEX Corp.	13	3,078
Ingersoll Rand, Inc.	15	1,420
Insperity, Inc.	3	306
ITT, Inc.	53	7,198
Jacobs Solutions, Inc.	47	7,275
JB Hunt Transport Services, Inc.	2	300
JetBlue Airways Corp.(1)	68	502
Joby Aviation, Inc.(1)	33	178
John Bean Technologies Corp.	1	57
Kaman Corp.	7	336
KBR, Inc.	1	60
Kelly Services, Inc.—Class A	2	49
Kennametal, Inc.	3	76
Kirby Corp.(1)	56	5,364
Knight-Swift Transportation Holdings, Inc.—Class A	60	3,279
Korn Ferry	25	1,664
Kratos Defense & Security Solutions, Inc.(1)	13	245
L3Harris Technologies, Inc.	25	5,416
Landstar System, Inc.	2	443
Lincoln Electric Holdings, Inc.	32	8,240
Masonite International Corp.(1)	13	1,709
MasTec, Inc.(1)	70	6,545
Masterbrand, Inc.(1)	1	24
Matson, Inc.	3	284
MAXIMUS, Inc.	1	55
Middleby Corp.(1)	19	3,115
Miller Industries, Inc.	8	406
MillerKnoll, Inc.	94	2,324
Moog, Inc.—Class A	1	86
MSA Safety, Inc.	5	963
Mueller Industries, Inc.	9	485
MYR Group, Inc.(1)	1	199
National Presto Industries, Inc.	1	123
NEXTracker, Inc.—Class A(1)	4	206
Nordson Corp.	28	7,821
nVent Electric Plc	25	1,903
Old Dominion Freight Line, Inc.	5	1,134
OPENLANE, Inc.(1)	14	249
Oshkosh Corp.	27	3,404
Parker-Hannifin Corp.(2)	0	61
Parsons Corp.(1)	5	382
Paychex, Inc.	3	380
Paycom Software, Inc.	2	320
Paylocity Holding Corp.(1)	1	231
Pentair Plc	1	61
Quanex Building Products Corp.	2	94
Quanta Services, Inc.	15	3,822
RB Global, Inc.	9	673
RBC Bearings, Inc.(1)	25	6,762
Regal Rexnord Corp.	18	3,261
Republic Services, Inc.—Class A	41	7,863
Resideo Technologies, Inc.(1)	13	302
Resources Connection, Inc.	1	11
Robert Half, Inc.	35	2,784
Rocket Lab USA, Inc.(1)	40	165

Rockwell Automation, Inc.(2)	0	133
Rollins, Inc.	54	2,482
Rush Enterprises, Inc.—Class A	1	38
RXO, Inc.(1)	23	509
Saia, Inc.(1)	1	690
Schneider National, Inc.—Class B	2	56
Sensata Technologies Holding Plc	48	1,763
Shyft Group, Inc.	18	224
Simpson Manufacturing Co., Inc.	16	3,206
SiteOne Landscape Supply, Inc.(1)	8	1,451
Spirit AeroSystems Holdings, Inc.—Class A(1)	69	2,506
SPX Technologies, Inc.(1)	2	203
Standex International Corp.(2)	0	75
Stanley Black & Decker, Inc.	1	98
Star Bulk Carriers Corp.	97	2,319
Steelcase, Inc.—Class A	8	98
Stericycle, Inc.(1)	56	2,950
Sunrun, Inc.(1)	14	181
Terex Corp.	7	435
Tetra Tech, Inc.	46	8,587
Timken Co.	13	1,129
Toro Co.	53	4,829
Trane Technologies Plc	12	3,515
TransDigm Group, Inc.(2)	0	70
Uber Technologies, Inc.(1)	12	930
UFP Industries, Inc.	1	93
U-Haul Holding Co.(1)	4	299
U-Haul Holding Co.—Class B	10	649
UniFirst Corp.	2	295
United Airlines Holdings, Inc.(1)	1	64
United Rentals, Inc.(2)	0	108
Valmont Industries, Inc.	16	3,669
Verisk Analytics, Inc.—Class A	4	867
Verra Mobility Corp.—Class A(1)	22	545
Vertiv Holdings Co.—Class A	28	2,317
VSE Corp.	3	247
Watsco, Inc.	17	7,205
Watts Water Technologies, Inc.—Class A	13	2,718
Werner Enterprises, Inc.	5	195
Westinghouse Air Brake Technologies Corp.	5	672
WillScot Mobile Mini Holdings Corp.—Class A(1)	55	2,560
WNS Holdings Ltd(1)	8	402
WW Grainger, Inc.(2)	0	106
XPO, Inc.(1)	14	1,648
Xylem, Inc.	8	1,001
Zurn Elkay Water Solutions Corp.	8	262

Total Industrials		295,055

Information Technology – 14.76%
ACI Worldwide, Inc.(1)	69	2,287
Advanced Energy Industries, Inc.	2	249
Akamai Technologies, Inc.(1)	3	276
Allegro MicroSystems, Inc.(1)	70	1,885
Altair Engineering, Inc.—Class A(1)	5	430
Ambarella, Inc.(1)	9	445
Amdocs Ltd.	29	2,582
Amkor Technology, Inc.	85	2,727
Amphenol Corp.—Class A	13	1,467
Amplitude, Inc.—Class A(1)	30	331
ANSYS, Inc.(1)	1	330
AppLovin Corp.—Class A(1)	16	1,095
Arista Networks, Inc.(1)	6	1,699
Arrow Electronics, Inc.(1)(2)	0	50
Aspen Technology, Inc.(1)	11	2,292
Astera Labs, Inc.(1)	8	627
AvePoint, Inc.(1)	6	48
Avnet, Inc.	42	2,064
Axcelis Technologies, Inc.(1)	1	167

Badger Meter, Inc.	12	1,929
Belden, Inc.	28	2,629
Benchmark Electronics, Inc.	3	101
Bentley Systems, Inc.—Class B	32	1,694
Blackbaud, Inc.(1)	3	230
Box, Inc.—Class A(1)	5	149
C3.ai, Inc.—Class A(1)	12	331
Cadence Design Systems, Inc.(1)	5	1,588
Calix, Inc.(1)	63	2,086
CDW Corp.(2)	0	51
Ciena Corp.(1)	5	269
Cleanspark, Inc.(1)	15	324
Cloudflare, Inc.—Class A(1)	12	1,158
Cognex Corp.	4	168
Coherent Corp.(1)	4	266
Cohu, Inc.(1)	7	226
CommVault Systems, Inc.(1)	27	2,745
Comtech Telecommunications Corp.(1)	2	6
Confluent, Inc.—Class A(1)	38	1,153
Crane NXT Co.	18	1,134
Crowdstrike Holdings, Inc.—Class A(1)	14	4,374
CyberArk Software Ltd.(1)	11	2,880
Daily Journal Corp.(1)	1	210
Datadog, Inc.—Class A(1)	12	1,498
DocuSign, Inc.—Class A(1)	5	320
DoubleVerify Holdings, Inc.—Class Rights(1)	53	1,863
DXC Technology Co.(1)	1	29
Dynatrace, Inc.(1)	54	2,500
Elastic NV(1)	31	3,090
Entegris, Inc.	40	5,573
Envestnet, Inc.(1)(2)	0	23
ePlus, Inc.(1)	2	159
EverCommerce, Inc.(1)	29	270
Evolv Technologies Holdings, Inc.(1)	32	142
Extreme Networks, Inc.(1)	6	66
F5, Inc.(1)	3	524
Fabrinet(1)	1	98
Fair Isaac Corp.(1)	6	6,898
Fastly, Inc.—Class A(1)	5	71
Five9, Inc.(1)	8	505
FormFactor, Inc.(1)	64	2,908
Gartner, Inc.(1)	4	1,887
Gen Digital, Inc.	111	2,477
Gitlab, Inc.—Class A(1)	13	732
Globant SA(1)	6	1,256
Guidewire Software, Inc.(1)	10	1,201
HP, Inc.	9	268
HubSpot, Inc.(1)	4	2,300
Ichor Holdings Ltd.(1)	6	243
Informatica, Inc.—Class A(1)	12	405
Insight Enterprises, Inc.(1)	1	196
Itron, Inc.(1)	3	244
Jabil, Inc.	8	1,054
Juniper Networks, Inc.	8	308
Keysight Technologies, Inc.(1)	2	345
Klaviyo, Inc.—Class A(1)	52	1,324
Kulicke & Soffa Industries, Inc.	18	912
Lam Research Corp.	1	707
Lattice Semiconductor Corp.(1)	108	8,472
Littelfuse, Inc.	16	3,823
Lumentum Holdings, Inc.(1)	48	2,270
MACOM Technology Solutions Holdings, Inc.(1)	33	3,165
Manhattan Associates, Inc.(1)	15	3,650
Marathon Digital Holdings, Inc.(1)	10	236
Marvell Technology, Inc.	12	838
MaxLinear, Inc.—Class A(1)	14	254
Microchip Technology, Inc.	5	456

MicroStrategy, Inc.—Class A(1)	1	966
MKS Instruments, Inc.	19	2,534
Monday.com Ltd.(1)	9	2,124
MongoDB, Inc.—Class A(1)	5	1,803
Monolithic Power Systems, Inc.	3	1,839
nCino, Inc.(1)	4	154
NetApp, Inc.	4	391
Novanta, Inc.(1)	20	3,504
Nutanix, Inc.—Class A(1)	27	1,672
Okta, Inc.—Class A(1)	6	615
ON Semiconductor Corp.(1)	44	3,256
Onto Innovation, Inc.(1)	6	1,142
OSI Systems, Inc.(1)(2)	0	67
Palantir Technologies, Inc.—Class A(1)	38	864
Palo Alto Networks, Inc.(1)	7	1,948
Pegasystems, Inc.	1	55
Photronics, Inc.(1)	2	61
Power Integrations, Inc.	43	3,103
Procore Technologies, Inc.(1)	47	3,833
PTC, Inc.(1)	6	1,196
Pure Storage, Inc.—Class A(1)	63	3,278
Q2 Holdings, Inc.(1)	6	329
Qualys, Inc.(1)	27	4,584
Rambus, Inc.(1)	35	2,170
Rapid7, Inc.(1)	9	448
Rogers Corp.(1)	2	264
Samsara, Inc.—Class A(1)	55	2,071
Sanmina Corp.(1)	4	260
ScanSource, Inc.(1)	4	155
SentinelOne, Inc.—Class A(1)	57	1,321
Silicon Laboratories, Inc.(1)	1	127
Smartsheet, Inc.—Class A(1)	38	1,481
Snowflake, Inc.—Class A(1)	5	769
Sprout Social, Inc.—Class A(1)	3	205
SPS Commerce, Inc.(1)	17	3,201
Super Micro Computer, Inc.(1)	3	2,932
Synaptics, Inc.(1)	27	2,660
Synopsys, Inc.(1)	5	2,592
TD SYNNEX Corp.	2	195
Teledyne Technologies, Inc.(1)	3	1,222
Tenable Holdings, Inc.(1)	5	272
Teradyne, Inc.	32	3,576
Trimble, Inc.(1)	6	358
Twilio, Inc.—Class A(1)	3	209
Tyler Technologies, Inc.(1)	7	3,102
Ubiquiti, Inc.	1	168
UiPath, Inc.—Class A(1)	79	1,793
Ultra Clean Holdings, Inc.(1)	1	56
Unity Software, Inc.(1)	5	140
Varonis Systems, Inc.—Class B(1)	7	307
Veeco Instruments, Inc.(1)	11	377
Verint Systems, Inc.(1)	11	379
Vishay Intertechnology, Inc.	3	57
Vishay Precision Group, Inc.(1)	2	71
Western Digital Corp.(1)	3	225
Wolfspeed, Inc.(1)	7	211
Workday, Inc.—Class A(1)	4	973
Workiva, Inc.—Class A(1)	2	193
Xerox Holdings Corp.	12	208
Zebra Technologies Corp.—Class A(1)	4	1,220
Zoom Video Communications, Inc.—Class A(1)	6	371
Zscaler, Inc.(1)	2	292

Total Information Technology		188,261

Materials – 5.05%
AdvanSix, Inc.	1	43
Albemarle Corp.	2	203
Alcoa Corp.	6	217

Alpha Metallurgical Resources, Inc.(2)	0	55
AptarGroup, Inc.	50	7,186
Arcadium Lithium Plc(1)	51	221
Ardagh Metal Packaging SA	55	189
Ashland, Inc.	49	4,791
ATI, Inc.(1)	70	3,605
Avery Dennison Corp.	8	1,819
Avient Corp.	7	302
Axalta Coating Systems Ltd.(1)	6	206
Balchem Corp.	4	546
Ball Corp.	27	1,845
Berry Global Group, Inc.	42	2,555
Cabot Corp.	2	150
Carpenter Technology Corp.	4	272
CF Industries Holdings, Inc.	2	197
Coeur Mining, Inc.(1)	7	26
Commercial Metals Co.	4	255
Constellium SE—Class A(1)	9	199
Corteva, Inc.	1	72
Crown Holdings, Inc.	3	219
Eagle Materials, Inc.	32	8,826
Ecovyst, Inc.(1)	17	185
Element Solutions, Inc.	114	2,843
FMC Corp.	4	242
Freeport-McMoRan, Inc.	86	4,035
Graphic Packaging Holding Co.	142	4,152
Greif, Inc.—Class B	5	381
HB Fuller Co.	1	61
Hecla Mining Co.	11	51
Huntsman Corp.	80	2,091
Ingevity Corp.(1)	4	210
Innospec, Inc.	8	971
International Flavors & Fragrances, Inc.	5	423
International Paper Co.	2	81
Knife River Corp.(1)	5	401
Louisiana-Pacific Corp.	3	288
LyondellBasell Industries NV—Class A	1	63
Martin Marietta Materials, Inc.	1	629
Minerals Technologies, Inc.	1	99
MP Materials Corp.(1)	23	322
Novagold Resources, Inc.(1)	129	388
Nucor Corp.(2)	0	75
O-I Glass, Inc.(1)	5	88
Packaging Corp. of America(2)	0	26
PPG Industries, Inc.	1	185
Radius Recycling, Inc.—Class A	2	35
Reliance, Inc.	3	968
Royal Gold, Inc.(2)	0	43
RPM International, Inc.	22	2,617
Scotts Miracle-Gro Co.	3	234
Sealed Air Corp.	9	344
Silgan Holdings, Inc.	1	50
Sonoco Products Co.(2)	0	15
Steel Dynamics, Inc.	2	318
Summit Materials, Inc.—Class A(1)	6	273
TriMas Corp.	8	225
United States Lime & Minerals, Inc.	1	257
Vulcan Materials Co.	25	6,701
Westlake Corp.(2)	0	46
Worthington Steel, Inc.(2)	0	16

Total Materials		64,431

Real Estate – 4.20%
Acadia Realty Trust	5	87
Alexander & Baldwin, Inc.	3	52
American Assets Trust, Inc.	8	181
American Homes 4 Rent—Class A	12	451
Apartment Income REIT Corp.	84	2,725

Apartment Investment & Management Co.—Class A(1)	6	51
Apple Hospitality REIT, Inc.	12	191
Boston Properties, Inc.	62	4,047
Brixmor Property Group, Inc.	9	210
Broadstone Net Lease, Inc.—Class A	103	1,609
Camden Property Trust	2	206
CBL & Associates Properties, Inc.	14	323
CBRE Group, Inc.—Class A(1)	80	7,785
COPT Defense Properties	5	119
CoStar Group, Inc.(1)	1	120
Cousins Properties, Inc.	19	464
CubeSmart	88	3,975
DiamondRock Hospitality Co.	14	135
EastGroup Properties, Inc.(2)	0	50
Empire State Realty Trust, Inc.—Class A	12	122
Equity Commonwealth(1)	7	141
Essential Properties Realty Trust, Inc.	25	669
Essex Property Trust, Inc.	1	170
eXp World Holdings, Inc.	12	126
Extra Space Storage, Inc.	5	754
First Industrial Realty Trust, Inc.	35	1,864
FirstService Corp.	20	3,323
Four Corners Property Trust, Inc.	6	150
FRP Holdings, Inc.(1)	1	31
Gaming & Leisure Properties, Inc.	81	3,723
Getty Realty Corp.	1	39
Global Medical REIT, Inc.	11	99
Global Net Lease, Inc.	21	161
Healthcare Realty Trust, Inc.—Class A	12	164
Howard Hughes Holdings, Inc.(1)(2)	0	26
Independence Realty Trust, Inc.	36	575
Innovative Industrial Properties, Inc.—Class A	2	228
InvenTrust Properties Corp.	10	248
Jones Lang LaSalle, Inc.(1)	17	3,365
Kilroy Realty Corp.	5	179
Kimco Realty Corp.	12	240
Kite Realty Group Trust	15	326
Lamar Advertising Co.—Class A	4	504
Macerich Co.	9	151
Marcus & Millichap, Inc.	1	21
National Health Investors, Inc.	3	207
NexPoint Diversified Real Estate Trust	43	281
NexPoint Residential Trust, Inc.	5	167
Orion Office REIT, Inc.	27	96
Outfront Media, Inc.	16	275
Phillips Edison & Co., Inc.	2	66
Plymouth Industrial REIT, Inc.	4	84
PotlatchDeltic Corp.	4	191
Rayonier, Inc.	6	205
Redfin Corp.(1)	28	184
RLJ Lodging Trust	7	88
Ryman Hospitality Properties, Inc.	24	2,783
Sabra Health Care REIT, Inc.	8	111
Service Properties Trust	15	98
Simon Property Group, Inc.(2)	0	56
SITE Centers Corp.	5	71
SL Green Realty Corp.	7	413
STAG Industrial, Inc.	87	3,339
Star Holdings(1)	22	282
Sunstone Hotel Investors, Inc.	19	211
Tanger, Inc.	13	386
Terreno Realty Corp.	4	265

Veris Residential, Inc.	8	114
Vornado Realty Trust	9	258
Welltower, Inc.	2	185
Weyerhaeuser Co.	83	2,983

Total Real Estate		53,579

Utilities – 2.07%
AES Corp.	24	438
ALLETE, Inc.	11	651
American Electric Power Co., Inc.	52	4,472
American States Water Co.	1	101
American Water Works Co., Inc.	22	2,668
Avista Corp.	11	384
Black Hills Corp.	22	1,217
Brookfield Infrastructure Corp.—Class A	7	269
California Water Service Group	3	121
CenterPoint Energy, Inc.	68	1,923
Chesapeake Utilities Corp.	2	209
Consolidated Edison, Inc.	2	159
Constellation Energy Corp.	1	165
DTE Energy Co.	2	231
Edison International	2	121
Essential Utilities, Inc.	8	296
FirstEnergy Corp.	120	4,646
Hawaiian Electric Industries, Inc.	15	167
IDACORP, Inc.—Class Rights	13	1,232
MGE Energy, Inc.	5	400
Middlesex Water Co.	8	410
New Jersey Resources Corp.	6	274
NRG Energy, Inc.	5	350
OGE Energy Corp.	12	400
Ormat Technologies, Inc.	6	377
Otter Tail Corp.	2	190
PNM Resources, Inc.	13	472
Portland General Electric Co.	62	2,589
Pure Cycle Corp.(1)	6	60
SJW Group(2)	0	12
Southwest Gas Holdings, Inc.	11	828
WEC Energy Group, Inc.(2)	0	14
Xcel Energy, Inc.	11	565
York Water Co.	1	33

Total Utilities		26,444

Total Common Stocks (Cost: $990,212)		1,250,396

SHORT-TERM INVESTMENTS – 1.95%
Money Market Funds – 1.95%
Goldman Sachs Financial Square Government Fund—Class I, 5.21%(3)	24,821	24,821

Total Money Market Funds (Cost: $24,821)		24,821

Total Short-Term Investments (Cost: $24,821)		24,821

TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $1,015,033)		1,275,217

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.02%		206

TOTAL NET ASSETS – 100.00%		$1,275,423

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(5)	Security that is restricted at March 31, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

March 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.87%
Australia – 1.64%
ALS Ltd.	477	$4,078
Ampol Ltd.	14	352
ANZ Group Holdings Ltd.	171	3,281
APA Group	77	419
Aristocrat Leisure Ltd.	227	6,354
ASX Ltd.	11	466
Atlassian Corp.—Class A(1)	472	92,009
Aurizon Holdings Ltd.	107	278
BHP Group Ltd.	1,861	53,800
BlueScope Steel Ltd.	303	4,718
Brambles Ltd.	627	6,596
CAR Group Ltd.	113	2,647
Cleanaway Waste Management Ltd.	1,926	3,413
Cochlear Ltd.	88	19,349
Coles Group Ltd.	71	787
Commonwealth Bank of Australia	90	7,032
Computershare Ltd.	28	484
CSL Ltd.	106	19,913
Dexus	62	318
Domino’s Pizza Enterprises Ltd.	64	1,799
EBOS Group Ltd.	9	177
Endeavour Group Ltd.	74	265
Evolution Mining Ltd.	1,783	4,166
Fortescue Ltd.	97	1,618
Goodman Group	92	2,016
GPT Group	109	323
IDP Education Ltd.	14	169
Insurance Australia Group Ltd.	128	534
IPH Ltd.	299	1,228
Lottery Corp. Ltd.	121	406
Macquarie Group Ltd.	21	2,704
Medibank Pvt Ltd.	151	369
Mineral Resources Ltd.	9	427
Mirvac Group	227	349
National Australia Bank Ltd.	177	4,002
Northern Star Resources Ltd.	62	582
Orica Ltd.	26	308
Origin Energy Ltd.	91	544
Pilbara Minerals Ltd.	855	2,133
Qantas Airways Ltd.(1)	2,103	7,467
QBE Insurance Group Ltd.	1,120	13,243
Ramsay Health Care Ltd.	9	349
REA Group Ltd.	3	352
Reece Ltd.	13	230
Rio Tinto Ltd.	21	1,681
Santos Ltd.	1,975	9,999
Scentre Group	299	659
Seek Ltd.	18	300
Seven Group Holdings Ltd.	9	240
Sonic Healthcare Ltd.	25	486
South32 Ltd.	254	496
Stockland	139	440
Suncorp Group Ltd.	72	765
Telstra Group Ltd.	225	566
Transurban Group	170	1,472
Treasury Wine Estates Ltd.	44	359
Vicinity Ltd.	223	309
Washington H Soul Pattinson & Co. Ltd.	13	287
Wesfarmers Ltd.	61	2,708
Westpac Banking Corp.	199	3,391
WiseTech Global Ltd.	9	536
Woodside Energy Group Ltd.	490	9,759
Woolworths Group Ltd.	66	1,426

Total Australia		307,933

Austria – 0.26%
Andritz AG	256	15,955
Erste Group Bank AG	19	864
OMV AG	9	408
Verbund AG	4	276
Voestalpine AG	6	180
Wienerberger AG	859	31,280

Total Austria		48,963

Belgium – 0.31%
Ageas SA	9	419
Anheuser-Busch InBev SA	876	53,297
D’ieteren Group	1	256
Elia Group SA	2	177
Groupe Bruxelles Lambert NV	5	379
KBC Group NV	14	1,059

Lotus Bakeries NV(2)	0	203
Sofina SA	1	205
Syensqo SA(1)	4	402
UCB SA	7	846
Umicore SA	12	257
Warehouses de Pauw CVA	10	283

Total Belgium		57,783

Bermuda – 0.53%
Arch Capital Group Ltd.(1)	870	80,410
Hiscox Ltd.	1,245	19,486

Total Bermuda		99,896

Brazil – 1.16%
Ambev SA	15,860	39,496
B3 SA—Brasil Bolsa Balcao	15,832	37,849
Banco do Brasil SA	1,221	13,783
Localiza Rent a Car SA	361	3,939
NU Holdings Ltd.—Class A(1)	5,798	69,175
PRIO SA	266	2,584
Raia Drogasil SA	9,322	50,870

Total Brazil		217,696

Canada – 2.77%
Canadian Natural Resources Ltd.	767	58,471
Canadian Pacific Kansas City Ltd.	2,249	198,294
First Quantum Minerals Ltd.	131	1,410
Magna International, Inc.	966	52,639
Shopify, Inc.—Class A(1)	1,045	80,612
Thomson Reuters Corp.	388	60,366
Waste Connections, Inc.	392	67,492

Total Canada		519,284

Chile – 0.02%
Antofagasta Plc	23	588
Embotelladora Andina SA—Class B	905	2,292

Total Chile		2,880

China – 1.41%
Alibaba Group Holding Ltd.	10,259	92,769
Baidu, Inc.—ADR(1)	49	5,175
Centre Testing International Group Co. Ltd.—Class A	10,792	18,742
China Merchants Bank Co. Ltd.—Class H	2,936	11,637
Contemporary Amperex Technology Co. Ltd.—Class A	800	20,828
Haier Smart Home Co. Ltd.—Class A	9,333	29,043
Kweichow Moutai Co. Ltd.—Class A	79	18,533
Li Ning Co. Ltd.	7,758	20,695
Ping An Insurance Group Co. of China Ltd.—Class H	4,887	20,749
Shenzhou International Group Holdings Ltd.	345	3,270
Silergy Corp.	1,333	13,636
Vipshop Holdings Ltd.—ADR	220	3,638
Yum China Holdings, Inc.	92	3,664
Zhongsheng Group Holdings Ltd.	1,133	1,968

Total China		264,347

Denmark – 3.17%
AP Moller—Maersk—Class A(2)	0	227
AP Moller—Maersk—Class B(2)	0	306
Carlsberg AS—Class B	293	40,174
Coloplast—Class B	276	37,288
Danske Bank	1,363	40,912
Demant(1)	640	31,809
DSV	195	31,778
Genmab(1)	4	1,064
GN Store Nord AS(1)	261	6,894
Novo Nordisk—Class B	2,786	357,354
Novonesis (Novozymes) B—Class B	20	1,196
Orsted AS(1)(3)	11	619
Pandora	5	738
ROCKWOOL—Class B(1)	1	177
Tryg	20	406
Vestas Wind Systems(1)	1,553	43,327

Total Denmark		594,269

Finland – 0.59%
Elisa OYJ	8	351
Fortum OYJ	26	320
Kesko OYJ—Class B	15	288
Kone OYJ—Class B	19	870
Metso OYJ	35	414
Neste OYJ	24	647
Nokia OYJ—ADR	2,738	9,694
Nokia OYJ	16,079	57,050
Nordea Bank Abp	180	2,039
Orion OYJ—Class B	6	221
Sampo OYJ—Class A	633	26,990
Stora Enso OYJ—Class R	33	453
UPM-Kymmene OYJ	31	1,026
Wartsila OYJ Abp	704	10,703

Total Finland		111,066

France – 9.14%
Accor SA	1,040	48,563
Aeroports de Paris SA	2	265
Air Liquide SA	308	64,025

Airbus SE	32	5,847
Alstom SA	17	262
Alten SA	59	8,569
Amundi SA(3)	1,083	74,357
Arkema SA	3	356
AXA SA	103	3,886
BioMerieux	2	244
BNP Paribas SA	59	4,171
Bollore SE	40	268
Bouygues SA	4,827	197,068
Bureau Veritas SA	16	499
Capgemini SE	8	1,914
Carrefour SA	32	552
Cie de Saint-Gobain SA	602	46,756
Cie Generale des Etablissements Michelin SCA	2,240	85,846
Covivio	3	149
Credit Agricole SA	60	899
Danone SA	37	2,363
Dassault Aviation SA	1	235
Dassault Systemes SE	36	1,602
Edenred SE	805	42,984
Eiffage SA	4	471
Elis SA	575	13,078
Engie SA	104	1,747
EssilorLuxottica SA	113	25,584
Eurazeo SE	2	213
Gecina SA	3	265
Getlink SE	20	340
Hermes International SCA	2	4,335
Ipsen SA	2	249
Kering SA	326	129,100
Klepierre SA	12	318
La Francaise des Jeux SAEM(3)	6	241
Legrand SA	167	17,650
L’Oreal SA	148	70,184
LVMH Moet Hennessy Louis Vuitton SE	174	156,646
Orange SA	105	1,235
Pernod Ricard SA	11	1,771
Publicis Groupe SA	13	1,430
Remy Cointreau SA	343	34,600
Renault SA	11	547
Rexel SA	2,862	77,300
Safran SA	441	99,951
Sanofi SA	2,190	213,021
Sartorius Stedim Biotech(1)	195	55,492
Schneider Electric SE	518	117,069
SEB SA	1	187
Societe Generale SA	41	1,105
Sodexo SA	5	393
SOITEC(1)	114	11,807
Technip Energies NV	607	15,358
Teleperformance SE	540	52,436
Thales SA	5	865
TotalEnergies SE	123	8,484
Unibail—Rodamco-Westfield(1)	7	533
Veolia Environnement SA	39	1,262
Vinci SA	28	3,642
Vivendi SE	37	406
Worldline SA(1)(3)	13	166

Total France		1,711,161

Germany – 5.36%
Adidas AG	130	28,949
Allianz SE	581	174,018
BASF SE	1,446	82,640
Bayer AG	1,086	33,251
Bayerische Motoren Werke AG	259	29,922
Bechtle AG	5	239
Beiersdorf AG	5	782
Brenntag SE	395	33,305
Carl Zeiss Meditec AG	2	271
Commerzbank AG	60	821
Continental AG	917	66,228
Covestro AG(1)(3)	721	39,460
Daimler Truck Holding AG	1,925	97,568
Delivery Hero SE—Class A(1)(3)	10	276
Deutsche Bank AG	110	1,726
Deutsche Boerse AG	10	2,083
Deutsche Lufthansa AG(1)	35	274
Deutsche Post AG	1,038	44,730
Deutsche Telekom AG	184	4,463
E.ON SE	127	1,763
Evonik Industries AG	7,045	139,350
Fresenius Medical Care AG	1,563	60,062
Fresenius SE & Co. KGaA	24	643
GEA Group AG	327	13,813
Gerresheimer AG	130	14,658
Hannover Rueck SE	98	26,752

Heidelberg Materials AG	7	818
HelloFresh SE(1)	377	2,691
Henkel AG & Co. KGaA	6	423
Infineon Technologies AG	70	2,377
Knorr-Bremse AG	4	301
LEG Immobilien SE(1)	4	355
Mercedes-Benz Group AG—Class REGISTERED	46	3,630
Merck KGaA	7	1,220
MTU Aero Engines AG	3	734
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	3,566
Nemetschek SE	415	41,060
Puma SE	6	257
Rational AG(2)	0	237
Rheinmetall AG	2	1,321
RWE AG	36	1,229
SAP SE	56	10,886
Scout24 SE(3)	4	311
Siemens AG	119	22,811
Siemens Energy AG(1)	29	538
Siemens Healthineers AG(1)(3)	15	935
Stabilus SE	117	7,445
Symrise AG—Class A	7	862
Talanx AG	4	289
Volkswagen AG	2	253
Vonovia SE	42	1,245
Zalando SE(1)(3)	12	336

Total Germany		1,004,177

Hong Kong – 2.34%
AIA Group Ltd.	9,170	61,682
Ajisen China Holdings Ltd.	2,412	314
ASMPT Ltd.	84	1,050
BOC Hong Kong Holdings Ltd.	209	560
China Overseas Land & Investment Ltd.	9,180	13,248
CK Asset Holdings Ltd.	111	455
CK Hutchison Holdings Ltd.	20,014	96,319
CK Infrastructure Holdings Ltd.	36	208
CLP Holdings Ltd.	93	738
Esprit Holdings Ltd.(1)	2,603	38
ESR Group Ltd.(3)	93	99
First Pacific Co. Ltd.	2,366	1,192
Futu Holdings Ltd.—ADR(1)	3	175
Galaxy Entertainment Group Ltd.	8,290	41,674
Hang Lung Properties Ltd.	106	109
Hang Seng Bank Ltd.	44	481
Henderson Land Development Co. Ltd.	86	245
HKT Trust & HKT Ltd.—Class Miscella	209	244
Hong Kong & China Gas Co. Ltd.	641	486
Hong Kong Exchanges & Clearing Ltd.	1,076	31,356
Hongkong Land Holdings Ltd.	64	196
Jardine Matheson Holdings Ltd.	145	5,390
Johnson Electric Holdings Ltd.	909	1,260
Link Real Estate Investment Trust	149	642
MTR Corp. Ltd.	85	281
Power Assets Holdings Ltd.	81	475
Prudential Plc	51	480
Prudential Plc	1,780	16,696
Sino Land Co. Ltd.	212	221
SITC International Holdings Co. Ltd.	69	126
Stella International Holdings Ltd.	944	1,504
Sun Hung Kai Properties Ltd.	82	787
Swire Pacific Ltd.—Class A	750	6,174
Swire Properties Ltd.	60	127
Techtronic Industries Co. Ltd.	5,531	75,152
WH Group Ltd.(3)	118,009	77,896
Wharf Holdings Ltd.	60	196
Wharf Real Estate Investment Co. Ltd.	98	319

Total Hong Kong		438,595

Hungary – 0.08%
OTP Bank Nyrt	338	15,576

Total Hungary		15,576

India – 1.45%
Axis Bank Ltd.	73	921
Dabur India Ltd.	211	1,321
Havells India Ltd.	144	2,633
HDFC Bank Ltd.—ADR	127	7,110
HDFC Bank Ltd.	2,549	44,415
ICICI Bank Ltd.—ADR	2,774	73,261
Infosys Ltd.—ADR	184	3,302
Jio Financial Services Ltd.(1)	1,306	5,557
MakeMyTrip Ltd.(1)	569	40,411
Marico Ltd.	359	2,137
Reliance Industries Ltd.	1,392	49,746
Tata Consultancy Services Ltd.	115	5,379
United Spirits Ltd.	2,662	36,219

Total India		272,412

Indonesia – 0.04%
Bank Central Asia Tbk PT	12,525	7,965

Total Indonesia		7,965

Ireland – 3.19%
Accenture Plc—Class A	177	61,378
AerCap Holdings NV(1)	11	984
AIB Group Plc	87	444
Bank of Ireland Group Plc	8,456	86,291
CRH Plc	37	3,206
DCC Plc	293	21,289
Experian Plc	3,519	153,350
Flutter Entertainment Plc(1)	254	50,617
ICON Plc(1)	411	138,049
Irish Continental Group Plc	1,080	5,637
James Hardie Industries Plc(1)	24	959
Kerry Group Plc—Class A	8	724
Kingspan Group Plc	8	750
Medtronic Plc	383	33,401
Ryanair Holdings Plc—ADR	277	40,304
Smurfit Kappa Group Plc	15	683

Total Ireland		598,066

Isle of Man – 0.03%
Playtech Plc(1)	1,124	6,544

Total Isle of Man		6,544

Israel – 0.27%
Azrieli Group Ltd.	2	173
Bank Hapoalim BM	72	672
Bank Leumi Le-Israel BM	86	715
Check Point Software Technologies Ltd.(1)	5	824
CyberArk Software Ltd.(1)	2	586
Elbit Systems Ltd.	1	309
Global-e Online Ltd.(1)	5	193
ICL Group Ltd.	45	236
Israel Discount Bank Ltd.—Class A	67	348
Mizrahi Tefahot Bank Ltd.	9	324
Monday.com Ltd.(1)	192	43,339
Nice Ltd.(1)	3	881
Teva Pharmaceutical Industries Ltd.—ADR(1)	65	917
Wix.com Ltd.(1)	3	407

Total Israel		49,924

Italy – 3.31%
Amplifon SpA	374	13,637
Assicurazioni Generali SpA	58	1,474
Banco BPM SpA	68	451
Davide Campari-Milano NV	2,216	22,274
DiaSorin SpA	1	122
Enel SpA	32,760	216,266
ENI SpA	124	1,968
Ferrari NV	339	147,813
FinecoBank Banca Fineco SpA	34	516
Infrastrutture Wireless Italiane SpA(3)	18	207
Intesa Sanpaolo SpA	831	3,017
Leonardo SpA	19	490
Mediobanca Banca di Credito Finanziario SpA	29	433
Moncler SpA	11	814
Nexi SpA(1)(3)	33	208
Poste Italiane SpA(3)	26	327
Prysmian SpA	14	730
Recordati Industria Chimica e Farmaceutica SpA	6	317
Snam SpA	31,523	148,844
Telecom Italia SpA(1)	601	146
Terna—Rete Elettrica Nazionale	82	678
UniCredit SpA	1,567	59,520

Total Italy		620,252

Japan – 18.78%
ABC-Mart, Inc.	424	8,032
Advantest Corp.	1,606	71,343
Aeon Co. Ltd.	35	826
AGC, Inc.	11	395
Air Water, Inc.	1,025	16,036
Aisin Corp.	9	356
Ajinomoto Co., Inc.	25	940
ANA Holdings, Inc.	9	188
Asahi Group Holdings Ltd.	333	12,217
Asahi Intecc Co. Ltd.	12	208
Asahi Kasei Corp.	71	519
Astellas Pharma, Inc.	97	1,044
Azbil Corp.	6	169
Bandai Namco Holdings, Inc.	33	610
Bridgestone Corp.	858	38,035
Brother Industries Ltd.	13	243
Canon, Inc.	57	1,683
Capcom Co. Ltd.	18	341
Central Japan Railway Co.	44	1,100
Chiba Bank Ltd.	31	254
Chubu Electric Power Co., Inc.	37	479
Chugai Pharmaceutical Co. Ltd.	36	1,357
Concordia Financial Group Ltd.	63	315
Cosmos Pharmaceutical Corp.	387	36,679

Dai Nippon Printing Co. Ltd.	12	361
Daiei Kankyo Co. Ltd.	301	5,284
Daifuku Co. Ltd.	404	9,684
Dai-ichi Life Holdings, Inc.	846	21,572
Daiichi Sankyo Co. Ltd.	99	3,150
Daikin Industries Ltd.	14	1,925
Daito Trust Construction Co. Ltd.	3	376
Daiwa House Industry Co. Ltd.	831	24,741
Daiwa Securities Group, Inc.	77	582
Denso Corp.	101	1,938
Dentsu Group, Inc.	11	314
Disco Corp.	5	1,791
Dowa Holdings Co. Ltd.	181	6,262
East Japan Railway Co.	51	984
Eisai Co. Ltd.	14	577
ENEOS Holdings, Inc.	163	783
FANUC Corp.	52	1,437
Fast Retailing Co. Ltd.	9	2,912
Fuji Electric Co. Ltd.	7	476
Fuji Media Holdings, Inc.	966	11,698
FUJIFILM Holdings Corp.	7,188	161,410
Fujitsu Ltd.	8,239	131,857
Fukuoka Financial Group, Inc.	1,194	31,880
GLP J-REIT(2)	0	221
Hakuhodo DY Holdings, Inc.	586	5,283
Hamamatsu Photonics KK	8	275
Hankyu Hanshin Holdings, Inc.	13	367
Hikari Tsushin, Inc.	1	207
Hirose Electric Co. Ltd.	1	144
Hitachi Construction Machinery Co. Ltd.	6	187
Hitachi Ltd.	1,901	173,713
Honda Motor Co. Ltd.	10,669	132,021
Hoshizaki Corp.	6	219
Hoya Corp.	19	2,351
Hulic Co. Ltd.	21	219
Ibiden Co. Ltd.	6	278
Idemitsu Kosan Co. Ltd.	57	390
Iida Group Holdings Co. Ltd.	966	12,507
INFRONEER Holdings, Inc.	1,003	9,629
Inpex Corp.	1,376	20,909
Isuzu Motors Ltd.	1,028	13,896
ITOCHU Corp.	401	17,205
Japan Airlines Co. Ltd.	8	154
Japan Exchange Group, Inc.	27	737
Japan Metropolitan Fund Invest(2)	0	250
Japan Post Bank Co. Ltd.	82	878
Japan Post Holdings Co. Ltd.	1,123	11,315
Japan Post Insurance Co. Ltd.	10	199
Japan Real Estate Investment Corp.(2)	0	253
Japan Tobacco, Inc.	68	1,810
JFE Holdings, Inc.	33	539
JSR Corp.(1)	10	281
Kajima Corp.	24	495
Kansai Electric Power Co., Inc.	41	579
Kao Corp.	2,211	82,610
Kawasaki Kisen Kaisha Ltd.	23	315
KDDI Corp.	85	2,519
KDX Realty Investment Corp.(2)	0	238
Keisei Electric Railway Co. Ltd.	8	305
Keyence Corp.	260	120,876
Kikkoman Corp.	38	481
Kintetsu Group Holdings Co. Ltd.	10	291
Kirin Holdings Co. Ltd.	2,441	33,949
Kobe Bussan Co. Ltd.	8	186
Koito Manufacturing Co. Ltd.	11	147
Komatsu Ltd.	2,106	62,327
Konami Group Corp.	5	361
Kubota Corp.	404	6,339
Kyocera Corp.	2,169	29,091
Kyowa Kirin Co. Ltd.	14	248
Lasertec Corp.	4	1,140
LY Corp.	8,170	20,693
M3, Inc.	24	344
Makita Corp.	12	350
Marubeni Corp.	81	1,399
Marui Group Co. Ltd.	554	8,876
MatsukiyoCocokara & Co.	162	2,606
Mazda Motor Corp.	33	379
McDonald’s Holdings Co. Japan Ltd.	5	205
Medipal Holdings Corp.	341	5,223
Megmilk Snow Brand Co. Ltd.	288	5,118
MEIJI Holdings Co. Ltd.	14	299
Minebea Mitsumi, Inc.	1,951	38,265
MISUMI Group, Inc.	15	210
Mitsubishi Chemical Group Corp.	74	449
Mitsubishi Corp.	197	4,546
Mitsubishi Electric Corp.	9,267	155,114

Mitsubishi Estate Co. Ltd.	64	1,164
Mitsubishi HC Capital, Inc.	47	326
Mitsubishi Heavy Industries Ltd.	5,059	45,851
Mitsubishi Logistics Corp.	264	8,553
Mitsubishi UFJ Financial Group, Inc.	631	6,418
Mitsui & Co. Ltd.	71	3,301
Mitsui Chemicals, Inc.	10	279
Mitsui Fudosan Co. Ltd.	151	1,627
Mitsui OSK Lines Ltd.	20	598
Miura Co. Ltd.	291	5,634
Mizuho Financial Group, Inc.	138	2,721
Monotaro Co. Ltd.	13	158
MS&AD Insurance Group Holdings, Inc.	1,197	21,138
Murata Manufacturing Co. Ltd.	2,850	53,300
NEC Corp.	343	25,012
NET One Systems Co. Ltd.	505	8,879
Nexon Co. Ltd.	18	294
NH Foods Ltd.	321	10,762
Nidec Corp.	23	937
Nintendo Co. Ltd.	56	3,034
Nippon Building Fund, Inc.(2)	0	348
Nippon Express Holdings, Inc.	4	225
Nippon Paint Holdings Co. Ltd.	4,800	34,544
Nippon Prologis Real Estate Investment Trust, Inc.(2)	0	228
Nippon Sanso Holdings Corp.	9	295
Nippon Steel Corp.	48	1,160
Nippon Telegraph & Telephone Corp.	39,676	47,258
Nippon Television Holdings, Inc.	774	11,325
Nippon Yusen KK	25	695
Nissan Chemical Corp.	250	9,477
Nissan Motor Co. Ltd.	138	546
Nisshinbo Holdings, Inc.	864	6,943
Nissin Foods Holdings Co. Ltd.	11	298
Nitori Holdings Co. Ltd.	4	637
Nitto Denko Corp.	8	713
Nomura Holdings, Inc.	4,083	26,136
Nomura Real Estate Holdings, Inc.	6	167
Nomura Real Estate Master Fund, Inc.(2)	0	217
Nomura Research Institute Ltd.	20	577
NS Solutions Corp.	195	6,357
NSK Ltd.	605	3,451
NTT Data Group Corp.	34	541
Obayashi Corp.	1,941	23,079
Obic Co. Ltd.	4	559
Odakyu Electric Railway Co. Ltd.	18	244
Oji Holdings Corp.	1,198	4,975
Olympus Corp.	6,394	92,064
Omron Corp.	10	340
Ono Pharmaceutical Co. Ltd.	20	321
Oracle Corp.	100	7,543
Oriental Land Co. Ltd.	58	1,868
ORIX Corp.	66	1,448
Osaka Gas Co. Ltd.	21	481
Otsuka Corp.	13	267
Otsuka Holdings Co. Ltd.	22	930
Pan Pacific International Holdings Corp.	20	535
Panasonic Holdings Corp.	123	1,174
Penta-Ocean Construction Co. Ltd.	562	2,823
Persol Holdings Co. Ltd.	3,305	4,623
Rakuten Group, Inc.	78	444
Recruit Holdings Co. Ltd.	1,040	45,684
Renesas Electronics Corp.	1,215	21,657
Resona Holdings, Inc.	13,278	81,853
Ricoh Co. Ltd.	31	272
Rohm Co. Ltd.	19	298
SBI Holdings, Inc.	14	363
SCREEN Holdings Co. Ltd.	4	558
SCSK Corp.	548	10,188
Secom Co. Ltd.	1,352	98,099
Sega Sammy Holdings, Inc.	731	9,029
Seiko Epson Corp.	17	299
Sekisui Chemical Co. Ltd.	259	3,788
Sekisui House Ltd.	35	786
Senko Group Holdings Co. Ltd.	744	5,571
Seven & i Holdings Co. Ltd.	388	5,657
SG Holdings Co. Ltd.	16	205
Sharp Corp.(1)	14	80
Shimadzu Corp.	12	345
Shimano, Inc.	244	36,253
Shimizu Corp.	31	198
Shin-Etsu Chemical Co. Ltd.	96	4,232
Shionogi & Co. Ltd.	13	680
Ship Healthcare Holdings, Inc.	295	4,076
Shiseido Co. Ltd.	1,652	45,334
Shizuoka Financial Group, Inc.	26	244
SMC Corp.	124	70,053
SoftBank Corp.	163	2,100

SoftBank Group Corp.	57	3,403
Sompo Holdings, Inc.	51	1,063
Sony Group Corp.	1,971	169,014
Square Enix Holdings Co. Ltd.	5	177
Subaru Corp.	34	767
Sumco Corp.	20	308
Sumitomo Bakelite Co. Ltd.	284	8,558
Sumitomo Corp.	60	1,436
Sumitomo Electric Industries Ltd.	40	626
Sumitomo Metal Mining Co. Ltd.	393	11,744
Sumitomo Mitsui Financial Group, Inc.	349	20,413
Sumitomo Mitsui Trust Holdings, Inc.	1,552	33,430
Sumitomo Realty & Development Co. Ltd.	16	600
Suntory Beverage & Food Ltd.	261	8,815
Suzuki Motor Corp.	90	1,028
Sysmex Corp.	2,535	45,239
T&D Holdings, Inc.	855	14,857
Taiheiyo Cement Corp.	739	17,018
Taisei Corp.	315	11,464
Takeda Pharmaceutical Co. Ltd.	4,554	126,662
TBS Holdings, Inc.	406	11,316
TDK Corp.	812	39,881
Terumo Corp.	73	1,328
TIS, Inc.	12	262
Tobu Railway Co. Ltd.	11	266
Toho Co. Ltd.	6	209
Tokio Marine Holdings, Inc.	1,031	32,318
Tokyo Electric Power Co. Holdings, Inc.(1)	89	539
Tokyo Electron Ltd.	372	96,861
Tokyo Gas Co. Ltd.	19	436
Tokyu Corp.	28	341
Topcon Corp.	309	3,572
TOPPAN Holdings, Inc.	13	323
Toray Industries, Inc.	6,791	32,608
TOTO Ltd.	8	235
Toyo Seikan Group Holdings Ltd.	662	10,421
Toyo Suisan Kaisha Ltd.	273	16,662
Toyota Industries Corp.	1,443	151,003
Toyota Motor Corp.	585	14,790
Toyota Tsusho Corp.	12	820
Trend Micro, Inc.	8	381
Tsumura & Co.	406	10,095
Unicharm Corp.	1,151	36,647
USS Co. Ltd.	680	5,625
West Japan Railway Co.	25	529
Yakult Honsha Co. Ltd.	14	290
Yamaha Corp.	7	160
Yamaha Motor Co. Ltd.	50	464
Yamato Holdings Co. Ltd.	15	216
Yaskawa Electric Corp.	13	536
Yokogawa Electric Corp.	13	288
Zensho Holdings Co. Ltd.	5	220
ZOZO, Inc.	718	17,811

Total Japan		3,516,192

Jordan – 0.00%(4)
Hikma Pharmaceuticals Plc	9	223

Total Jordan		223

Luxembourg – 0.54%
ArcelorMittal SA	2,648	72,779
Befesa SA(3)	172	5,900
Eurofins Scientific SE	299	19,019
L’Occitane International SA	896	3,628
Tenaris SA	27	527

Total Luxembourg		101,853

Macau – 0.00%(4)
Sands China Ltd.(1)	136	384

Total Macau		384

Mexico – 0.48%
Arca Continental SAB de CV	449	4,913
Cemex SAB de CV—ADR(1)	323	2,907
Fomento Economico Mexicano SAB de CV—ADR	318	41,384
Gruma SAB de CV—Class B	7	124
Grupo Financiero Banorte SAB de CV—Class O	584	6,213
Wal-Mart de Mexico SAB de CV	8,331	33,641

Total Mexico		89,182

Netherlands – 6.28%
ABN AMRO Bank NV(3)	27	459
Adyen NV(1)(3)	95	160,247
Aegon Ltd.	83	508
Akzo Nobel NV	9	677
Argenx SE(1)	3	1,249
ASM International NV	158	96,539
ASML Holding NV	232	225,093
ASML Holding NV—Class REG	100	96,630
ASR Nederland NV	9	446
BE Semiconductor Industries NV	4	649
Euronext NV(3)	5	471

EXOR NV	522	58,072
Heineken Holding NV	7	590
Heineken NV	15	1,480
IMCD NV	315	55,490
ING Groep NV	3,696	60,847
JDE Peet’s NV	6	117
Koninklijke Ahold Delhaize NV	802	24,003
Koninklijke KPN NV	7,114	26,608
Koninklijke Philips NV	9,654	193,215
NN Group NV	15	705
OCI NV	6	163
Prosus NV(1)	1,730	54,145
QIAGEN NV(1)	12	506
Randstad NV	1,518	80,167
Stellantis NV	125	3,563
Topicus.com, Inc.	332	29,777
Universal Music Group NV	44	1,319
Wolters Kluwer NV	13	2,083

Total Netherlands		1,175,818

New Zealand – 0.24%
Auckland International Airport Ltd.	75	373
Fisher & Paykel Healthcare Corp. Ltd.	30	467
Fletcher Building Ltd.	1,018	2,503
Mercury NZ Ltd.	39	160
Meridian Energy Ltd.	71	251
Spark New Zealand Ltd.	103	293
Xero Ltd.(1)	461	40,053

Total New Zealand		44,100

Norway – 0.30%
Adevinta ASA—Class B(1)	16	173
Aker BP ASA	18	447
DNB Bank ASA	1,712	34,025
Equinor ASA	714	19,154
Gjensidige Forsikring ASA	11	164
Kongsberg Gruppen ASA	5	324
Mowi ASA	26	482
Norsk Hydro ASA	76	416
Orkla ASA	41	287
Salmar ASA	4	268
Telenor ASA	38	425
Yara International ASA	9	288

Total Norway		56,453

Portugal – 0.24%
EDP—Energias de Portugal SA	183	712
Galp Energia SGPS SA	25	419
Jeronimo Martins SGPS SA	2,252	44,671

Total Portugal		45,802

Russia – 0.00%(4)
Severstal PAO—GDR(1)(2)(6)(7)	147	—
X5 Retail Group NV—GDR(1)(2)(6)(7)	65	—

Total Russia		—

Singapore – 1.94%
BOC Aviation Ltd.(3)	331	2,553
CapitaLand Ascendas REIT	205	421
CapitaLand Integrated Commercial Trust	300	440
Capitaland Investment Ltd.	147	291
City Developments Ltd.	32	136
DBS Group Holdings Ltd.	729	19,455
Genting Singapore Ltd.	341	224
Grab Holdings Ltd.—Class A(1)	102	319
Jardine Cycle & Carriage Ltd.	6	100
Keppel Ltd.	82	446
Mapletree Logistics Trust	196	212
Mapletree Pan Asia Commercial Trust	132	125
Oversea-Chinese Banking Corp. Ltd.	192	1,916
Sea Ltd.—ADR(1)	20	1,075
Seatrium Ltd.(1)	2,469	144
Sembcorp Industries Ltd.	46	185
Singapore Airlines Ltd.	85	402
Singapore Exchange Ltd.	44	298
Singapore Technologies Engineering Ltd.	79	236
Singapore Telecommunications Ltd.	48,354	90,872
United Overseas Bank Ltd.	11,176	242,971
Wilmar International Ltd.	111	283

Total Singapore		363,104

South Africa – 0.07%
African Rainbow Minerals Ltd.	234	2,027
Bid Corp. Ltd.	167	4,076
Capitec Bank Holdings Ltd.	36	3,971
Naspers Ltd.—Class N	18	3,224

Total South Africa		13,298

South Korea – 0.24%
Hana Financial Group, Inc.	125	5,491
Hankook Tire & Technology Co. Ltd.	96	3,870
Hyundai Motor Co.	11	2,000
Samsung Electronics Co. Ltd.	246	14,796
Shinhan Financial Group Co. Ltd.	514	18,118

Total South Korea		44,275

Spain – 1.81%
Acciona SA	1	169
Acerinox SA	374	4,111
ACS Actividades de Construccion y Servicios SA	13	534
Aena SME SA(3)	4	807
Amadeus IT Group SA	24	1,548
Banco Bilbao Vizcaya Argentaria SA	333	3,966
Banco Santander SA	38,940	190,197
CaixaBank SA	19,148	92,918
Cellnex Telecom SA(3)	25	872
EDP Renovaveis SA	17	233
Enagas SA	9	131
Endesa SA	19	346
Ferrovial SE	28	1,115
Fluidra SA	924	21,869
Gestamp Automocion SA(3)	587	1,884
Grifols SA(1)	17	155
Iberdrola SA	349	4,330
Industria de Diseno Textil SA	58	2,941
Redeia Corp. SA	18	304
Repsol SA	70	1,161
Telefonica SA	282	1,246
Viscofan SA	116	7,361

Total Spain		338,198

Sweden – 2.41%
Alfa Laval AB	233	9,170
Assa Abloy AB—Class B	1,213	34,824
Atlas Copco AB—Class A	5,973	100,872
Atlas Copco AB—Class B	84	1,244
Beijer Ref AB—Class B	20	301
Boliden AB	15	428
Epiroc AB—Class A	2,368	44,452
Epiroc AB—Class B	21	356
EQT AB	20	628
Essity AB—Class B	32	771
Evolution AB(3)	614	76,212
Fastighets AB Balder—Class B(1)	37	270
Getinge AB—Class B	12	250
H & M Hennes & Mauritz AB—Class B	34	555
Hexagon AB—Class B	112	1,325
Holmen AB—Class B(1)	5	184
Husqvarna AB—Class B	19	162
Industrivarden AB—Class A	7	258
Industrivarden AB—Class C	8	281
Indutrade AB(1)	14	387
Investment AB Latour—Class B	8	219
Investor AB—Class B	3,352	84,122
L E Lundbergforetagen AB—Class B	4	240
Lifco AB—Class B	13	331
Nibe Industrier AB—Class B	80	393
Saab AB—Class B	4	380
Sagax AB—Class B	11	293
Sandvik AB	839	18,632
Securitas AB—Class B	28	291
Skandinaviska Enskilda Banken AB—Class A	91	1,233
Skanska AB—Class B	19	342
SKF AB—Class B	19	395
Spotify Technology SA(1)	176	46,394
Svenska Cellulosa AB SCA—Class B	34	525
Svenska Handelsbanken AB—Class A	1,860	18,806
Swedbank AB	48	960
Swedish Orphan Biovitrum AB(1)	10	257
Tele2 AB—Class B	30	247
Telefonaktiebolaget LM Ericsson—Class B	165	888
Telia Co. AB	135	345
Volvo AB—Class A	11	307
Volvo AB—Class B	86	2,331
Volvo Car AB—Class B(1)	43	162

Total Sweden		451,023

Switzerland – 3.99%
ABB Ltd.	86	3,979
Adecco Group AG	9	357
Alcon, Inc.	27	2,213
Avolta AG(1)	5	228
Bachem Holding AG—Class B	2	172
Baloise Holding AG	3	418
Banque Cantonale Vaudoise	2	202
Barry Callebaut AG(2)	0	286
BKW AG	1	185
Chocoladefabriken Lindt & Spruengli AG(2)	0	634
Chocoladefabriken Lindt & Spruengli AG—REG(2)	0	603
Cie Financiere Richemont SA	34	5,217
Cie Financiere Richemont SA	816	124,160
Clariant AG(1)	13	179
Coca-Cola HBC AG(1)	12	392
DSM-Firmenich AG	11	1,195

EMS-Chemie Holding AG(2)	0	301
Geberit AG	59	34,969
Givaudan SA(2)	0	2,199
Glencore Plc	8,790	48,233
Helvetia Holding AG	2	293
Holcim AG(1)	275	24,933
Julius Baer Group Ltd.	960	55,706
Kuehne & Nagel International AG	3	853
Logitech International SA	9	786
Lonza Group AG	121	72,164
Nestle SA	143	15,187
Novartis AG	1,493	144,595
Partners Group Holding AG	1	1,757
Roche Holding AG	2	466
Roche Holding AG	257	65,685
Sandoz Group AG(1)	23	697
Schindler Holding AG	1	300
Schindler Holding AG	2	563
SGS SA(1)	8	807
SIG Group AG(1)	16	360
Sika AG	8	2,429
Sonova Holding AG	3	782
STMicroelectronics NV	37	1,575
Straumann Holding AG	6	954
Swatch Group AG—BR	2	384
Swatch Group AG—REG	3	140
Swiss Life Holding AG	2	1,176
Swiss Prime Site AG	4	418
Swiss Re AG	16	2,120
Swisscom AG(1)	1	898
Temenos AG	4	251
UBS Group AG	3,861	118,875
VAT Group AG(3)	1	743
Zurich Insurance Group AG	8	4,485

Total Switzerland		746,504

Taiwan – 2.01%
Advantech Co. Ltd.	426	5,415
Chailease Holding Co. Ltd.	334	1,792
Delta Electronics, Inc.	330	3,532
Hon Hai Precision Industry Co. Ltd.	10,829	52,599
MediaTek, Inc.	89	3,225
Taiwan Semiconductor Manufacturing Co. Ltd.	5,957	142,704
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	1,233	167,763

Total Taiwan		377,030

Thailand – 0.01%
Thai Beverage PCL	7,248	2,630

Total Thailand		2,630

United Kingdom – 18.42%
3i Group Plc	2,276	80,698
Abrdn Plc	98	175
Admiral Group Plc	309	11,071
Anglo American Plc	73	1,788
Ashtead Group Plc	682	48,580
Associated British Foods Plc	19	613
AstraZeneca Plc	595	79,980
Auto Trader Group Plc(3)	10,210	90,159
Aviva Plc	155	975
BAE Systems Plc	8,383	142,895
Barclays Plc	29,670	68,764
Barratt Developments Plc	1,466	8,801
Berkeley Group Holdings Plc	6	360
BP Plc	36,703	230,255
British American Tobacco Plc	115	3,478
BT Group Plc—Class A	365	504
Bunzl Plc	905	34,839
Burberry Group Plc	1,313	20,082
Capita Plc(1)	7,829	1,304
Centrica Plc	313	504
Close Brothers Group Plc	634	3,344
CNH Industrial NV	2,488	32,246
Coca-Cola Europacific Partners Plc	188	13,152
Compass Group Plc	3,413	100,116
ConvaTec Group Plc(3)	5,865	21,188
Croda International Plc	7	435
Diageo Plc	1,346	49,811
DS Smith Plc	2,335	11,682
easyJet Plc	2,566	18,470
Endeavour Mining Plc	11	218
Entain Plc	2,225	22,324
Ferguson Plc	416	90,909
Future Plc	606	4,692
Games Workshop Group Plc	437	55,362
GSK Plc	7,681	164,917
Haleon Plc	371	1,556
Halma Plc	20	606
Hargreaves Lansdown Plc	3,021	28,043
HSBC Holdings Plc	676	5,286

HSBC Holdings Plc	8,084	63,189
IG Group Holdings Plc	364	3,354
Imperial Brands Plc	7,082	158,327
Inchcape Plc	924	8,458
Informa Plc	74	774
InterContinental Hotels Group Plc	212	22,062
International Personal Finance Plc	1,573	2,164
Intertek Group Plc	1,053	66,309
ITV Plc	8,732	8,149
J Sainsbury Plc	14,661	50,059
JD Sports Fashion Plc	140	238
John Wood Group Plc(1)	2,880	4,804
Jupiter Fund Management Plc	2,347	2,626
Kingfisher Plc	12,735	40,081
Land Securities Group Plc	41	340
Legal & General Group Plc	337	1,084
Lloyds Banking Group Plc	291,961	190,942
London Stock Exchange Group Plc	22	2,668
M&G Plc	129	359
Melrose Industries Plc	76	648
Mondi Plc	25	439
National Grid Plc	211	2,850
NatWest Group Plc	13,030	43,642
Next Plc	6	748
Ocado Group Plc(1)	32	185
Pagegroup Plc	3,035	17,180
Pearson Plc	36	468
Persimmon Plc	18	301
Pets at Home Group Plc	2,100	7,113
Phoenix Group Holdings Plc	43	302
Rathbones Group Plc	316	6,174
Reckitt Benckiser Group Plc	1,547	88,208
RELX Plc	1,291	55,657
Rentokil Initial Plc	135	800
Rightmove Plc	10,313	71,482
Rio Tinto Plc	64	4,035
Rolls-Royce Holdings Plc(1)	10,164	54,688
Rotork Plc	2,725	11,313
Sage Group Plc	55	884
Schroders Plc	46	218
Segro Plc	72	823
Serco Group Plc	6,996	16,750
Severn Trent Plc	15	468
Shell Plc	2,739	91,747
Shell Plc	4,485	148,819
Smith & Nephew Plc	47	593
Smiths Group Plc	20	408
Spirax-Sarco Engineering Plc	4	502
SSE Plc	7,050	146,979
SSP Group Plc	7,355	20,310
St James’s Place Plc	32	188
Standard Chartered Plc	6,609	56,027
Taylor Wimpey Plc	199	344
Tesco Plc	42,697	159,921
Trainline Plc(1)(3)	7,231	33,804
Travis Perkins Plc	3,039	27,975
Unilever Plc	1,117	56,062
United Utilities Group Plc	38	500
Vanquis Banking Group Plc	859	572
Vodafone Group Plc	9,728	8,628
Weir Group Plc	1,925	49,170
WH Smith Plc	500	8,332
Whitbread Plc	10	426
Wise Plc—Class A(1)	3,827	44,732
WPP Plc	13,857	131,323

Total United Kingdom		3,448,907

United States – 2.14%
Aon Plc—Class A	271	90,592
BeiGene Ltd.(1)	1,562	18,795
Coupang, Inc.—Class A(1)	3,161	56,240
EPAM Systems, Inc.(1)	143	39,466
Linde Plc	133	61,806
Mettler-Toledo International, Inc.(1)	40	53,769
Newmont Corp.	63	2,205
Samsonite International SA(1)(3)	1,568	5,940
Southern Copper Corp.	59	6,329
STERIS Plc	291	65,418

Total United States		400,560

Uruguay – 0.90%
MercadoLibre, Inc.(1)	112	168,730

Total Uruguay		168,730

Total Common Stocks (Cost: $15,144,441)		18,333,055

PREFERRED STOCKS – 0.22%
Germany – 0.22%
Bayerische Motoren Werke AG		3	357
Dr Ing hc F Porsche AG(3)		6	616
Henkel AG & Co. KGaA		10	767
Porsche Automobil Holding SE		9	465
Sartorius AG(1)		1	551
Volkswagen AG		284	37,691

Total Germany			40,447

Total Preferred Stocks (Cost: $54,171)			40,447

SHORT-TERM INVESTMENTS – 1.40%
Money Market Funds – 1.18%
Goldman Sachs Financial Square Government Fund—Class I, 5.21%(5)		220,292	220,292

Total Money Market Funds (Cost: $220,292)			220,292

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.22%
ANZ, Hong Kong, 3.33% due 04/02/2024	AUD	2,043	1,332
ANZ, Hong Kong, 3.87% due 04/02/2024	NZD	25	15
BNP Paribas, Paris, 0.52% due 04/02/2024	CHF	94	104
BNP Paribas, Paris, 4.04% due 04/01/2024	CAD	641	473
Brown Brothers Harriman, 2.77% due 04/02/2024	DKK	20,830	3,013
Brown Brothers Harriman, 2.89% due 04/01/2024	SGD	29	22
Brown Brothers Harriman, 3.53% due 04/02/2024	NOK	377	35
Brown Brothers Harriman, 6.52% due 04/02/2024(2)	ZAR	4	0
Citibank, London, 3.10% due 04/02/2024	EUR	1,585	1,710
Citibank, New York, 4.83% due 03/29/2024		$866	866
HSBC, Hong Kong, 2.61% due 04/02/2024	HKD	4,507	576
JP Morgan, New York, 4.83% due 03/29/2024		$97	97
Royal Bank of Canada, London, 4.40% due 04/02/2024	GBP	5,988	7,558
Skandinaviska Enskilda Banken AB, Stockholm, 3.04% due 04/02/2024	SEK	22,370	2,090
Sumitomo Trust Bank, London, 4.83% due 03/29/2024		$2,841	2,841
Sumitomo, Tokyo, -0.25% due 03/29/2024	JPY	3,094,623	20,442

Total Time Deposits (Cost: $41,174)			41,174

Total Short-Term Investments (Cost: $261,466)			261,466

TOTAL INVESTMENTS IN SECURITIES – 99.49%
(Cost: $15,460,078)			18,634,968

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.51%			95,729

TOTAL NET ASSETS – 100.00%			$18,730,697

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $597,293, which represents 3.19% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(7)	Security that is restricted at March 31, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The	accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
51	Euro Stoxx 50 Future	Jun. 2024	EUR 2,571	$2,776	$2
23	FTSE 100 INDEX Future	Jun. 2024	GBP 1,835	2,319	2
11	TOPIX INDEX Future	Jun. 2024	JPY 298,115	1,998	29

					$33

COMMON STOCKS	Percentages of Net Assets
Communication Services	3.34%
Consumer Discretionary	12.88
Consumer Staples	8.19
Energy	3.62
Financials	17.83
Healthcare	12.09
Industrials	20.55
Information Technology	11.60
Materials	4.55
Real Estate	0.35
Utilities	2.87

Total Common Stocks	97.87

PREFERRED STOCKS
Consumer Discretionary	0.22
Consumer Staples	0.00	(1)
Healthcare	0.00	(1)

Total Preferred Stocks	0.22

SHORT-TERM INVESTMENTS	1.40

TOTAL INVESTMENTS	99.49
OTHER ASSETS IN EXCESS OF LIABILITIES	0.51

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The	accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)
(Amounts in thousands, except number of contracts)
	Shares (000s)	Value (000s)
COMMON STOCKS – 96.98%
Australia – 2.99%
Ampol Ltd.	9	$233
ANZ Group Holdings Ltd.	180	3,444
APA Group	93	508
BHP Group Ltd.	88	2,532
BHP Group Ltd.	104	3,004
Brambles Ltd.	30	316
Challenger Ltd.	105	487
Cochlear Ltd.	35	7,652
Coles Group Ltd.	76	839
Commonwealth Bank of Australia	25	1,987
Computershare Ltd.	5	84
CSL Ltd.	57	10,623
Dexus Property Group	31	159
Goodman Group	19	409
IGO Ltd.	128	590
Macquarie Group Ltd.	16	2,129
Medibank Pvt Ltd.	57	139
Mineral Resources Ltd.	4	165
National Australia Bank Ltd.	30	679
Northern Star Resources Ltd.	11	100
Pilbara Minerals Ltd.	363	906
Qantas Airways Ltd.(1)	75	267
REA Group Ltd.(2)	0	40
Rio Tinto Ltd.	10	819
Scentre Group	682	1,506
Seek Ltd.	7	121
Sonic Healthcare Ltd.	30	576
South32 Ltd.	680	1,328
Telstra Group Ltd.	87	218
Washington H Soul Pattinson & Co. Ltd.	4	78
Wesfarmers Ltd.	15	682
Westpac Banking Corp.	83	1,408
Woodside Energy Group Ltd.	18	368
Worley Ltd.	137	1,494

Total Australia		45,890

Austria – 0.15%
Erste Group Bank AG	26	1,146
OMV AG	1	47
Verbund AG	14	1,041

Total Austria		2,234

Belgium – 0.17%
Anheuser-Busch InBev SA	10	632
D’ieteren Group	4	922
Groupe Bruxelles Lambert NV	12	887
KBC Group NV	1	93

Total Belgium		2,534

Brazil – 0.58%
Ambev SA—ADR	1,724	4,275
Banco do Brasil SA	286	3,225
XP, Inc.—Class A	53	1,361

Total Brazil		8,861

Canada – 3.23%
Alimentation Couche-Tard, Inc.	209	11,933
Brookfield Corp.	62	2,584
Canadian National Railway Co.	96	12,675
Definity Financial Corp.	30	964
Element Fleet Management Corp.	215	3,478
Magna International, Inc.	159	8,678
National Bank of Canada	63	5,280
Sun Life Financial, Inc.	71	3,886

Total Canada		49,478

Chile – 0.20%
Antofagasta Plc	118	3,024

Total Chile		3,024

China – 1.20%
Alibaba Group Holding Ltd.—ADR	3	185
Alibaba Group Holding Ltd.	764	6,906
China Merchants Bank Co. Ltd.—Class H	477	1,891
Haier Smart Home Co. Ltd.—Class A	1,133	3,525
PICC Property & Casualty Co. Ltd.—Class H	930	1,227
Ping An Insurance Group Co. of China Ltd.—Class H	385	1,632
Tencent Holdings Ltd.	11	413
Trip.com Group Ltd.—ADR(1)	58	2,541

Total China		18,320

Denmark – 3.35%
AP Moller—Maersk—Class B(2)	0	162
Carlsberg AS—Class B(2)	0	56
Coloplast—Class B	62	8,310
Danske Bank	194	5,834
DSV	2	274
Genmab(1)	5	1,414
Novo Nordisk—Class B	245	31,399
Novonesis (Novozymes) B—Class B	48	2,800
Tryg	36	742
Vestas Wind Systems(1)	14	377

Total Denmark		51,368

Finland – 1.68%
Elisa OYJ	11	499
Fortum OYJ	3	39
Kesko OYJ—Class B	29	541
Kone OYJ—Class B	163	7,608
Mandatum OYJ(1)	54	242
Neste OYJ	32	865

Nokia OYJ	2,777	9,855
Nordea Bank Abp—Class A	63	702
Sampo OYJ—Class A	81	3,454
Stora Enso OYJ—Class R	90	1,252
UPM-Kymmene OYJ	19	622

Total Finland		25,679

France – 13.10%
Accor SA	187	8,736
Air Liquide SA	81	16,945
Airbus SE	6	1,080
Alstom SA	28	431
Amundi SA(3)	152	10,409
AXA SA	184	6,894
BNP Paribas SA	46	3,242
Bouygues SA	88	3,592
Bureau Veritas SA	72	2,191
Capgemini SE	1	199
Carrefour SA	31	530
Cie de Saint-Gobain SA	3	195
Cie Generale des Etablissements Michelin SCA	324	12,431
Covivio	6	324
Credit Agricole SA	25	369
Danone SA	14	878
Dassault Systemes SE	193	8,548
Eiffage SA(2)	0	26
Engie SA	277	4,643
EssilorLuxottica SA	23	5,202
Eurazeo SE	4	316
Gecina SA	1	92
Hermes International SCA	3	8,881
Ipsen SA	4	510
Kering SA	3	1,335
La Francaise des Jeux SAEM(3)	8	313
Legrand SA	26	2,804
L’Oreal SA	31	14,840
LVMH Moet Hennessy Louis Vuitton SE	17	15,310
Orange SA	18	207
Pernod Ricard SA	12	1,876
Publicis Groupe SA	29	3,114
Renault SA	2	121
Rexel SA	389	10,516
Safran SA	20	4,534
Sanofi SA	185	17,951
Sartorius Stedim Biotech(1)	2	575
Schneider Electric SE	4	921
SCOR SE	13	455
Societe Generale SA	13	356
Teleperformance SE	109	10,632
TotalEnergies SE	245	16,840
Veolia Environnement SA	4	138
Vinci SA	7	921
Vivendi SE	47	509

Total France		200,932

Germany – 9.33%
Adidas AG	49	10,928
Allianz SE	3	1,007
BASF SE	252	14,384
Bayer AG	200	6,118
Bayerische Motoren Werke AG	5	549
Beiersdorf AG	1	196
Carl Zeiss Meditec AG	8	992
Covestro AG(1)(3)	191	10,430
Daimler Truck Holding AG	304	15,384
Deutsche Bank AG	22	351
Deutsche Boerse AG	2	391
Deutsche Post AG	15	629
Deutsche Telekom AG	29	705
E.ON SE	23	316
Evonik Industries AG	156	3,094
Fresenius Medical Care AG	142	5,440
Fresenius SE & Co. KGaA	56	1,503
Hannover Rueck SE	1	170
HelloFresh SE(1)	17	124
Infineon Technologies AG	20	665
KION Group AG	33	1,730
Mercedes-Benz Group AG—Class REGISTERED	5	364
Merck KGaA	56	9,929
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	7,766
Nemetschek SE	7	726
RWE AG	10	354
SAP SE	128	24,938
Siemens AG	75	14,398
Siemens Healthineers AG(1)(3)	75	4,616
Symrise AG—Class A	6	693
Volkswagen AG	18	2,733
Vonovia SE	13	370
Wacker Chemie AG	5	551
Zalando SE(1)(3)	17	490

Total Germany		143,034

Hong Kong – 2.24%
AIA Group Ltd.	1,437	9,666
Beijing Enterprises Holdings Ltd.	113	328
China Overseas Land & Investment Ltd.	703	1,014
CK Hutchison Holdings Ltd.	76	363
CLP Holdings Ltd.	684	5,456
Galaxy Entertainment Group Ltd.	1,134	5,701
Hang Seng Bank Ltd.	87	953
Hong Kong Exchanges & Clearing Ltd.	20	574
Jardine Matheson Holdings Ltd.	48	1,776
Link Real Estate Investment Trust	122	524
New World Development Co. Ltd.	438	463

Power Assets Holdings Ltd.	50	293
Prudential Plc	558	5,230
Sun Hung Kai Properties Ltd.	4	39
Wharf Real Estate Investment Co. Ltd.	234	762
Xinyi Glass Holdings Ltd.	1,109	1,177

Total Hong Kong		34,319

Hungary – 0.12%
OTP Bank Nyrt	41	1,896

Total Hungary		1,896

Ireland – 1.82%
AerCap Holdings NV(1)	1	99
Bank of Ireland Group Plc	763	7,783
CRH Plc	12	995
DCC Plc	36	2,585
Experian Plc	256	11,156
Flutter Entertainment Plc(1)	2	305
James Hardie Industries Plc(1)	5	218
Kingspan Group Plc	6	582
Medtronic Plc	48	4,152

Total Ireland		27,875

Israel – 0.15%
Bank Leumi Le-Israel BM	110	916
Check Point Software Technologies Ltd.(1)	8	1,372
Wix.com Ltd.(1)	1	71

Total Israel		2,359

Italy – 2.00%
Assicurazioni Generali SpA	25	634
Davide Campari-Milano NV	120	1,210
DiaSorin SpA	5	528
Enel SpA	1,489	9,828
ENI SpA	23	371
Ferrari NV	15	6,523
FinecoBank Banca Fineco SpA	26	383
Intesa Sanpaolo SpA	811	2,944
Moncler SpA	39	2,890
Nexi SpA(1)(3)	37	232
Poste Italiane SpA(3)	3	41
Prysmian SpA	70	3,660
Recordati SpA	5	268
Snam SpA	18	87
Terna—Rete Elettrica Nazionale	38	311
UniCredit SpA	18	686

Total Italy		30,596

Japan – 18.32%
Advantest Corp.	5	213
Aeon Co. Ltd.	10	235
Aisin Corp.	7	266
Ajinomoto Co., Inc.	5	179
ANA Holdings, Inc.	14	284
Asahi Kasei Corp.	177	1,299
Astellas Pharma, Inc.	231	2,476
Azbil Corp.	3	69
Bandai Namco Holdings, Inc.	14	256
BayCurrent Consulting, Inc.	7	136
Bridgestone Corp.	38	1,680
Brother Industries Ltd.	15	276
Canon, Inc.	14	411
Central Japan Railway Co.	70	1,741
Chugai Pharmaceutical Co. Ltd.	8	306
CyberAgent, Inc.	170	1,233
Daifuku Co. Ltd.	13	309
Dai-ichi Life Holdings, Inc.	18	462
Daiichi Sankyo Co. Ltd.	17	550
Daikin Industries Ltd.	66	8,998
Denso Corp.	160	3,068
Disco Corp.	3	1,097
East Japan Railway Co.	12	224
Eisai Co. Ltd.	10	412
Electric Power Development Co. Ltd.	70	1,146
ENEOS Holdings, Inc.	54	261
FANUC Corp.	223	6,232
Fast Retailing Co. Ltd.	2	465
FUJIFILM Holdings Corp.	12	269
Fujitsu Ltd.	39	624
Fukuoka Financial Group, Inc.	127	3,377
Hamamatsu Photonics KK	15	529
Hankyu Hanshin Holdings, Inc.	1	20
Hikari Tsushin, Inc.	1	113
Hitachi Ltd.	11	1,033
Honda Motor Co. Ltd.	314	3,879
Hoya Corp.	86	10,781
Ibiden Co. Ltd.	2	81
Iida Group Holdings Co. Ltd.	87	1,119
Inpex Corp.	8	116
Isuzu Motors Ltd.	310	4,193
ITOCHU Corp.	12	494
Japan Post Bank Co. Ltd.	5	49
Japan Post Holdings Co. Ltd.	15	151
Japan Tobacco, Inc.	27	731
JFE Holdings, Inc.	30	489
Kao Corp.	14	527
KDDI Corp.	33	985
Keyence Corp.	29	13,464
Kirin Holdings Co. Ltd.	107	1,494
Komatsu Ltd.	317	9,389
Kubota Corp.	24	372
Lasertec Corp.	2	599
LY Corp.	310	785
M3, Inc.	49	705
Makita Corp.	12	350
Marubeni Corp.	7	116

McDonald’s Holdings Co. Japan Ltd.	1	45
Minebea Co. Ltd.	250	4,912
MISUMI Group, Inc.	334	4,647
Mitsubishi Corp.	178	4,118
Mitsubishi Electric Corp.	217	3,629
Mitsubishi HC Capital, Inc.	193	1,347
Mitsubishi UFJ Financial Group, Inc.	418	4,256
Mitsui & Co. Ltd.	67	3,118
Mitsui Fudosan Co. Ltd.	368	3,969
Mizuho Financial Group, Inc.	9	170
MS&AD Insurance Group Holdings, Inc.	155	2,728
Murata Manufacturing Co. Ltd.	509	9,514
Nintendo Co. Ltd.	17	917
Nippon Building Fund, Inc.(2)	0	384
Nippon Telegraph & Telephone Corp.	5,704	6,794
Nissan Motor Co. Ltd.	55	218
Nomura Research Institute Ltd.	9	260
NTT Data Group Corp.	218	3,471
Oji Holdings Corp.	43	180
Olympus Corp.	356	5,126
Omron Corp.	12	444
Ono Pharmaceutical Co. Ltd.	13	211
Oracle Corp.	6	451
Oriental Land Co. Ltd.	13	416
ORIX Corp.	25	538
Otsuka Holdings Co. Ltd.	47	1,969
Panasonic Holdings Corp.	262	2,502
Rakuten Group, Inc.	97	553
Recruit Holdings Co. Ltd.	91	3,991
Renesas Electronics Corp.	99	1,762
Resona Holdings, Inc.	1,117	6,887
Ricoh Co. Ltd.	8	71
Secom Co. Ltd.	9	660
Seiko Epson Corp.	2	37
Seven & i Holdings Co. Ltd.	190	2,768
SG Holdings Co. Ltd.	6	72
Sharp Corp.(1)	44	243
Shin-Etsu Chemical Co. Ltd.	348	15,278
Shionogi & Co. Ltd.	8	409
Shiseido Co. Ltd.	20	554
SMC Corp.—ADR	30	853
SMC Corp.	20	11,396
Softbank Corp.	74	958
SoftBank Group Corp.	11	629
Sony Group Corp.	63	5,359
Stanley Electric Co. Ltd.	37	650
Subaru Corp.	232	5,250
Sumitomo Corp.	113	2,724
Sumitomo Metal Mining Co. Ltd.	30	899
Sumitomo Mitsui Financial Group, Inc.	68	3,970
Sumitomo Mitsui Trust Holdings, Inc.	60	1,293
Suntory Beverage & Food Ltd.	36	1,214
Suzuki Motor Corp.	117	1,334
Sysmex Corp.	345	6,156
T&D Holdings, Inc.	113	1,957
Takeda Pharmaceutical Co. Ltd.	187	5,198
TDK Corp.	73	3,600
TechnoPro Holdings, Inc.	20	407
Terumo Corp.	464	8,483
THK Co. Ltd.	36	849
Tokio Marine Holdings, Inc.	144	4,520
Tokyo Electron Ltd.	22	5,756
Toray Industries, Inc.	827	3,970
Tosoh Corp.	28	379
TOTO Ltd.	79	2,210
Toyota Motor Corp.	332	8,379
Yakult Honsha Co. Ltd.	31	642
Yamaha Corp.	51	1,097
Yamato Holdings Co. Ltd.	7	96
Yokogawa Electric Corp.	4	94

Total Japan		281,059

Luxembourg – 0.42%
ArcelorMittal	235	6,464
Eurofins Scientific SE(2)	0	31

Total Luxembourg		6,495

Netherlands – 6.86%
Adyen NV(1)(3)	1	1,105
Aegon Ltd.	14	86
Akzo Nobel NV	25	1,864
Argenx SE(1)	1	300
Argenx SE—ADR(1)	3	1,122
ASM International NV	20	12,524
ASML Holding NV	33	31,579
ASR Nederland NV	6	289
EXOR NV	3	385
Heineken NV	40	3,871
IMCD NV	5	795
ING Groep NV	903	14,866
Koninklijke Ahold Delhaize NV	14	421
Koninklijke KPN NV	184	689
Koninklijke Philips NV	517	10,346
NN Group NV	14	639
NXP Semiconductors NV	15	3,800
Prosus NV(1)	27	851
QIAGEN NV(1)	29	1,243
Randstad NV	170	9,003
Stellantis NV	19	549
Universal Music Group NV	132	3,959
Wolters Kluwer NV	31	4,858

Total Netherlands		105,144

New Zealand – 0.04%
Meridian Energy Ltd.	66	233
Xero Ltd.(1)	4	321

Total New Zealand		554

Norway – 0.86%
Aker BP ASA	9	226
DNB Bank ASA	249	4,942
Equinor ASA	202	5,410
Norsk Hydro ASA	23	124
Storebrand ASA	226	2,087
Telenor ASA	31	340

Total Norway		13,129

Singapore – 0.72%
CapitaLand Ascendas REIT	35	73
DBS Group Holdings Ltd.	126	3,354
Oversea-Chinese Banking Corp. Ltd.	78	777
Sea Ltd.—ADR(1)	7	360
Singapore Airlines Ltd.	54	255
Singapore Exchange Ltd.	44	298
Singapore Telecommunications Ltd.	41	77
United Overseas Bank Ltd.	199	4,319
Wilmar International Ltd.	583	1,481

Total Singapore		10,994

South Korea – 0.74%
NAVER Corp.	11	1,506
POSCO Holdings, Inc.	1	352
Samsung Electronics Co. Ltd.	120	7,239
Shinhan Financial Group Co. Ltd.	65	2,286

Total South Korea		11,383

Spain – 2.29%
Acciona SA	5	647
ACS Actividades Co.	3	123
Aena SME SA(3)	1	295
Amadeus IT Group SA	87	5,557
Banco Bilbao Vizcaya Argentaria SA	44	523
Banco Santander SA	131	641
CaixaBank SA	1,309	6,353
Corp. ACCIONA Energias Renovables SA	21	458
EDP Renovaveis SA	72	969
Ferrovial SE	6	224
Grifols SA(1)	72	645
Iberdrola SA	70	873
Industria de Diseno Textil SA	341	17,152
Repsol SA	21	351
Telefonica SA	50	220

Total Spain		35,031

Sweden – 1.63%
Alleima AB	1	5
Assa Abloy AB—Class B	15	433
Atlas Copco AB—Class A	44	745
Atlas Copco AB—Class B	490	7,235
Autoliv, Inc.	17	2,086
Boliden AB	4	120
Elekta AB—Class B	134	1,008
Epiroc AB—Class A	30	572
EQT AB	12	386
Essity AB—Class B	10	234
Evolution AB(3)	1	179
Fastighets AB Balder—Class B(1)	54	396
H & M Hennes & Mauritz AB—Class B	16	255
Hexagon AB—Class B	87	1,029
Industrivarden AB—Class C	4	130
Indutrade AB(1)	31	851
Investment AB Latour—Class B	13	338
Investor AB—Class B	20	490
Nibe Industrier AB—Class B	98	482
Sagax AB—Class B	13	350
Sandvik AB	98	2,172
Securitas AB—Class B	6	57
Skandinaviska Enskilda Banken AB—Class A	45	608
Svenska Handelsbanken AB—Class A	193	1,955
Telefonaktiebolaget LM Ericsson—Class B	418	2,249
Volvo AB—Class B	13	361
Volvo Car AB—Class B(1)	79	299

Total Sweden		25,025

Switzerland – 8.53%
ABB Ltd.	106	4,930
Accelleron Industries AG	1	37
Adecco Group AG	6	245
Alcon, Inc.	30	2,459
Barry Callebaut AG	1	1,338
Cie Financiere Richemont SA	4	663
Clariant AG(1)	19	255
DSM-Firmenich AG	5	560
EMS-Chemie Holding AG(2)	0	108
Geberit AG	2	1,208
Givaudan SA(2)	0	436
Glencore Plc	148	810
Holcim AG(1)	3	235
Julius Baer Group Ltd.	156	9,067
Kuehne & Nagel International AG	26	7,126
Lonza Group AG	16	9,597
Nestle SA	212	22,516
Novartis AG	167	16,211
Partners Group Holding AG(2)	0	661
Roche Holding AG	1	364
Roche Holding AG	96	24,592
Sandoz Group AG(1)	28	857
SGS SA(1)	101	9,830
Sika AG	2	644
Sonova Holding AG	1	345
STMicroelectronics NV	8	352

Straumann Holding AG	2	288
Swisscom AG(1)(2)	0	99
UBS Group AG	324	9,972
VAT Group AG(2)(3)	0	123
Zurich Insurance Group AG	9	4,881

Total Switzerland		130,809

Taiwan – 2.86%
Hon Hai Precision Industry Co. Ltd.	2,227	10,817
Largan Precision Co. Ltd.	9	683
Taiwan Semiconductor Manufacturing Co. Ltd.	576	13,799
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	136	18,522

Total Taiwan		43,821

United Kingdom – 10.79%
3i Group Plc	4	146
Amcor Plc	83	782
Ashtead Group Plc	42	2,989
AstraZeneca Plc	16	2,092
AstraZeneca Plc—ADR	87	5,878
Aviva Plc	608	3,813
BAE Systems Plc	29	499
Barclays Plc	1,826	4,232
Barratt Developments Plc	63	378
Berkeley Group Holdings Plc	11	661
BP Plc	186	1,164
Bridgepoint Group Plc(3)	250	818
British American Tobacco Plc	36	1,085
BT Group Plc—Class A	230	318
Bunzl Plc	51	1,978
CNH Industrial NV	23	295
Compass Group Plc	582	17,061
Diageo Plc	328	12,136
Dowlais Group Plc	443	437
Great Portland Estates Plc	200	981
GSK Plc	39	842
GSK Plc—ADR	52	2,228
Haleon Plc	320	1,342
HSBC Holdings Plc	1,127	8,811
Intertek Group Plc	11	720
J Sainsbury Plc	2,336	7,977
Johnson Matthey Plc	15	347
Kingfisher Plc	790	2,487
Land Securities Group Plc	16	133
Legal & General Group Plc	102	326
Lloyds Banking Group Plc	4,671	3,055
London Stock Exchange Group Plc	3	412
Melrose Industries Plc	331	2,810
Mondi Plc	32	570
National Grid Plc	251	3,385
NatWest Group Plc	1,779	5,957
Next Plc	28	3,216
Ocado Group Plc(1)	141	807
Persimmon Plc	85	1,404
Phoenix Group Holdings Plc	43	297
Reckitt Benckiser Group Plc	144	8,229
RELX Plc	21	885
Rio Tinto Plc	14	858
Sage Group Plc	7	117
Schroders Plc	5	26
Segro Plc	64	732
Severn Trent Plc	4	126
Shell Plc	64	2,120
Shell Plc—ADR	58	3,897
Shell Plc	332	11,124
Smith & Nephew Plc	31	383
Smiths Group Plc	3	66
Spirax-Sarco Engineering Plc	5	600
SSE Plc	15	310
St James’s Place Plc	78	457
Standard Chartered Plc	716	6,072
Taylor Wimpey Plc	245	424
TechnipFMC Plc	49	1,240
Tesco Plc	2,018	7,558
Travis Perkins Plc	220	2,024
Unilever Plc	163	8,194
United Utilities Group Plc	11	141
Vodafone Group Plc—ADR	100	890
Vodafone Group Plc	2,009	1,782
Whitbread Plc	6	265
WPP Plc	233	2,213

Total United Kingdom		165,602

United States – 0.61%
Broadcom, Inc.	6	7,711
Samsonite International SA(1)(3)	421	1,594

Total United States		9,305

Total Common Stocks (Cost: $1,225,069)		1,486,750

PREFERRED STOCKS – 0.48%
Germany – 0.48%
Dr Ing hc F Porsche AG(3)	10	1,019
Henkel AG & Co. KGaA	3	277
Porsche Automobil Holding SE	6	311
Volkswagen AG	44	5,811

Total Germany		7,418

Total Preferred Stocks (Cost: $7,226)		7,418

SHORT-TERM INVESTMENTS – 3.29%
Money Market Funds – 3.19%
Goldman Sachs Financial Square Government Fund—Class I, 5.21%(4)	48,916	48,916

Total Money Market Funds (Cost: $48,916)		48,916

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.10%
ANZ, Hong Kong, 3.33% due 04/02/2024	AUD	255	166
ANZ, Hong Kong, 3.87% due 04/02/2024	NZD	4	2
BNP Paribas, Paris, 0.52% due 04/02/2024	CHF	204	227
BNP Paribas, Paris, 4.04% due 04/01/2024	CAD	123	91
Brown Brothers Harriman, 2.77% due 04/02/2024	DKK	2,271	328
Brown Brothers Harriman, 2.89% due 04/01/2024	SGD	1	1
Brown Brothers Harriman, 3.53% due 04/02/2024	NOK	1,323	122
Citibank, London, 3.10% due 04/02/2024	EUR	111	119
HSBC, Hong Kong, 2.61% due 04/02/2024	HKD	244	31
Royal Bank of Canada, London, 4.40% due 04/02/2024	GBP	54	69
Skandinaviska Enskilda Banken AB, Stockholm, 3.04% due 04/02/2024	SEK	2,786	260
Sumitomo, Tokyo, -0.25% due 03/29/2024	JPY	7,484	49

Total Time Deposits (Cost: $1,465)			1,465

Total Short-Term Investments (Cost: $50,381)			50,381

TOTAL INVESTMENTS IN SECURITIES – 100.75%
(Cost: $1,282,676)			1,544,549

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.75)%			(11,549)

TOTAL NET ASSETS – 100.00%			$1,533,000

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $31,664, which represents 2.07% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The	accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	1.99%
Consumer Discretionary	12.89
Consumer Staples	8.05
Energy	2.91
Financials	16.07
Healthcare	15.75
Industrials	16.75
Information Technology	13.06
Materials	6.62
Real Estate	0.83
Utilities	2.06

Total Common Stocks	96.98

PREFERRED STOCKS
Consumer Discretionary	0.46
Consumer Staples	0.02

Total Preferred Stocks	0.48

SHORT-TERM INVESTMENTS	3.29

TOTAL INVESTMENTS	100.75
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.75)

TOTAL NET ASSETS	100.00%

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$2,003,873	$483	$2,004,356
Corporate Bonds
Basic Materials	—	136,504	—	136,504
Communications	—	396,871	—	396,871
Consumer, Cyclical	—	307,381	—	307,381
Consumer, Non-cyclical	—	650,906	—	650,906
Energy	—	528,923	—	528,923
Financials	—	2,023,130	—	2,023,130
Government	—	5,139	—	5,139
Industrials	—	287,426	—	287,426
Technology	—	187,855	—	187,855
Utilities	—	576,422	—	576,422
Government Related
Other Government Related	—	197,160	—	197,160
U.S. Treasury Obligations	—	3,734,439	—	3,734,439
Mortgage-Backed Obligations	—	6,179,049	—	6,179,049
Preferred Stocks
Financials	2,327	—	—	2,327
Short-Term Investments
Money Market Funds	508,958	—	—	508,958
Time Deposits	—	20,377	—	20,377
Futures Contracts(1)	7,994	—	—	7,994

Total Assets	$519,279	$17,235,455	$483	$17,755,217

Liabilities
TBA Sale Commitments	$—	$(16,215)	$—	$(16,215)

Total Liabilities	$—	$ (16,215)	$—	$ (16,215)

Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$3,573,845	$14,062	$3,587,907
Corporate Bonds
Basic Materials	—	384,883	—	384,883
Communications	—	806,118	—	806,118
Consumer, Cyclical	—	601,470	—	601,470
Consumer, Non-cyclical	—	1,097,660	—	1,097,660
Energy	—	959,121	—	959,121
Financials	—	3,732,458	2,797	3,735,255
Industrials	—	519,686	—	519,686
Technology	—	460,640	—	460,640
Utilities	—	664,001	—	664,001
Convertible Securities
Communications	—	30,858	—	30,858
Consumer, Cyclical	—	12,918	—	12,918
Consumer, Non-cyclical	—	29,888	—	29,888
Financials	—	5	—	5
Utilities	—	13,881	—	13,881
Government Related
Other Government Related	—	1,051,025	—	1,051,025
U.S. Treasury Obligations	—	6,958,056	—	6,958,056
Mortgage-Backed Obligations	—	15,444,383	—	15,444,383
U.K. Treasury Bonds	—	33,665	—	33,665
Bank Loans	—	254,220	19,017	273,237

Common Stocks
Communications	4,450	11,622	768		16,840
Consumer Discretionary	—	—	9,121		9,121
Consumer Staples	—	—	—	(2)	—
Financials	—	49	—	(2)	49
Healthcare	—	—	3,882		3,882
Convertible Preferred Stocks
Financials	23,890	—	—		23,890
Preferred Stocks
Financials	—	—	—	(2)	—
Warrants
Communications	—	—	—	(2)	—
Short-Term Investments
Money Market Funds	2,235,738	—	—		2,235,738
Government Related	—	284,783	—		284,783
Corporate Bonds	—	434	—		434
Commercial Paper	—	454,608	—		454,608
Repurchase Agreements	—	645,900	—		645,900
U.S. Treasury Bills	—	1,417,058	—		1,417,058
Time Deposits	—	30,321	—		30,321
Futures Contracts(1)	31,149	—	—		31,149
Forward Foreign Currency Exchange Contracts(1)	—	13,470	—		13,470
Swap Contracts(1)	—	163,801	—		163,801

Total Assets	$2,295,227	$39,650,827	$49,647		$41,995,701

Liabilities
TBA Sale Commitments	$—	$ (292,983)	$—		$ (292,983)
Futures Contracts(1)	(6,560)	—	—		(6,560)
Forward Foreign Currency Exchange Contracts(1)	—	(8,737)	—		(8,737)
Swap Contracts(1)	—	(22,458)	—		(22,458)

Total Liabilities	$ (6,560)	$ (324,178)	$—		$ (330,738)

Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$900,708	$—	$900,708
General Obligation	—	2,984,646	—	2,984,646
General Revenue	—	3,848,273	—	3,848,273
Healthcare	—	1,268,699	—	1,268,699
Housing	—	865,612	—	865,612
Transportation	—	2,177,060	—	2,177,060
Utilities	—	1,388,721	—	1,388,721
Short-Term Investments
Money Market Funds	338,031	—	—	338,031
Time Deposits	—	183	—	183

Total Assets	$338,031	$13,433,902	$—	$13,771,933

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$228,962	$—	$228,962
General Obligation	—	196,303	—	196,303
General Revenue	—	1,158,529	—	1,158,529
Healthcare	—	472,644	—	472,644
Housing	—	196,696	—	196,696
Transportation	—	387,845	—	387,845
Utilities	—	154,100	—	154,100
Common Stocks
Basic Materials	3	—	—	3
Consumer, Cyclical	1	—	—	1
Industrials	21	—	—	21
Short-Term Investments
Money Market Funds	5,474	—	—	5,474
U.S. Treasury Bills	—	4,979	—	4,979
Time Deposits	—	1,850	—	1,850
Futures Contracts(1)	7	—	—	7

Total Assets	$5,506	$2,801,908	$—	$2,807,414

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$2,234,864	$—	$—	$2,234,864
Consumer Discretionary	3,659,996	70,008	—	3,730,004
Consumer Staples	750,893	49,286	—	800,179
Energy	496,609	—	—	496,609
Financials	4,238,821	—	—	4,238,821
Healthcare	3,740,983	—	—	3,740,983
Industrials	1,515,956	—	—	1,515,956
Information Technology	8,059,638	—	—	8,059,638
Materials	881,337	—	—	881,337
Real Estate	439,999	—	—	439,999
Utilities	1,489	—	—	1,489
Short-Term Investments
Money Market Funds	399,916	—	—	399,916
Time Deposits	—	710	—	710
Futures Contracts(1)	1	—	—	1

Total Assets	$26,420,502	$120,004	$—	$26,540,506

Liabilities
Futures Contracts(1)	$ (22)	$—	$—	$ (22)

Total Liabilities	$ (22)	$—	$—	$ (22)

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$1,317,338	$—	$ —	(2)	$1,317,338
Consumer Discretionary	1,469,485	115,582	—		1,585,067
Consumer Staples	1,621,511	294,108	—		1,915,619
Energy	1,188,481	80,996	—		1,269,477
Financials	4,218,066	—	—		4,218,066
Healthcare	2,830,467	78,800	—		2,909,267
Industrials	2,968,439	284,726	—		3,253,165
Information Technology	1,903,012	101,758	—		2,004,770
Materials	975,272	—	6		975,278
Real Estate	673,941	—	—		673,941
Utilities	515,529	—	—		515,529

Convertible Preferred Stocks
Utilities	6,488	—	—	6,488
Preferred Stocks
Consumer Discretionary	—	46,058	—	46,058
Short-Term Investments
Money Market Funds	554,238	—	—	554,238
Time Deposits	—	4,346	—	4,346
Futures Contracts(1)	114	—	—	114

Total Assets	$20,242,381	$1,006,374	$6	$21,248,761

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$339,587	$—	$—	$339,587
Consumer Discretionary	345,125	—	—	345,125
Consumer Staples	143,133	—	—	143,133
Energy	181,030	—	—	181,030
Financials	552,269	—	—	552,269
Healthcare	443,524	—	—	443,524
Industrials	414,185	—	—	414,185
Information Technology	915,064	—	—	915,064
Materials	181,053	—	—	181,053
Real Estate	85,006	—	—	85,006
Utilities	68,497	—	—	68,497
Short-Term Investments
Money Market Funds	43,316	—	—	43,316
Time Deposits	—	1,020	—	1,020

Total Assets	$3,711,789	$1,020	$—	$3,712,809

Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$229,308	$—	$—		$229,308
Consumer Discretionary	937,602	—	—	(2)	937,602
Consumer Staples	466,234	—	—		466,234
Energy	277,904	—	—		277,904
Financials	828,260	—	—		828,260
Healthcare	1,665,744	—	14	(2)	1,665,758
Industrials	1,815,294	—	—		1,815,294
Information Technology	1,950,052	—	—		1,950,052
Materials	120,331	—	—		120,331
Real Estate	84,882	—	—		84,882
Utilities	5,336	—	—		5,336
Rights
Energy	—	—	—		—
Short-Term Investments
Money Market Funds	181,551	—	—		181,551
Time Deposits	—	1,877	—		1,877
Futures Contracts(1)	88	—	—		88

Total Assets	$8,562,586	$1,877	$14		$8,564,477

Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$77,280	$—	$ —	(2)	$77,280
Consumer Discretionary	981,031	—	—	(2)	981,031
Consumer Staples	270,582	—	—		270,582
Energy	578,893	—	—		578,893
Financials	1,593,367	—	—		1,593,367
Healthcare	552,073	—	12	(2)	552,085
Industrials	1,746,018	2,299	—		1,748,317
Information Technology	705,647	—	—		705,647
Materials	642,093	—	4		642,097
Real Estate	567,424	—	—		567,424
Utilities	267,848	—	—		267,848
Short-Term Investments
Money Market Funds	129,344	—	—		129,344
Time Deposits	—	1,567	—		1,567
Futures Contracts(1)	89	—	—		89

Total Assets	$8,111,689	$3,866	$16		$8,115,571

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$22,418	$—	$—		$22,418
Consumer Discretionary	156,080	—	—		156,080
Consumer Staples	47,997	—	—		47,997
Energy	63,928	—	—		63,928
Financials	172,863	—	—		172,863
Healthcare	159,340	—	—	(2)	159,340
Industrials	295,055	—	—		295,055
Information Technology	188,261	—	—		188,261
Materials	64,431	—	—		64,431
Real Estate	53,579	—	—		53,579
Utilities	26,444	—	—		26,444
Short-Term Investments
Money Market Funds	24,821	—	—		24,821

Total Assets	$1,275,217	$—	$—		$1,275,217

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$53,362	$571,542	$—		$624,904
Consumer Discretionary	372,976	2,039,089	—		2,412,065
Consumer Staples	151,473	1,383,015	—	(2)	1,534,488
Energy	61,055	616,136	—		677,191
Financials	413,497	2,928,285	—		3,341,782
Healthcare	291,554	1,973,001	—		2,264,555
Industrials	421,067	3,429,925	—		3,850,992
Information Technology	634,666	1,537,872	—		2,172,538
Materials	72,891	779,806	—	(2)	852,697

Real Estate	—	64,971	—	64,971
Utilities	—	536,872	—	536,872
Preferred Stocks
Consumer Discretionary	—	39,129	—	39,129
Consumer Staples	—	767	—	767
Healthcare	—	551	—	551
Short-Term Investments
Money Market Funds	220,292	—	—	220,292
Time Deposits	—	41,174	—	41,174
Futures Contracts(1)	33	—	—	33

Total Assets	$2,692,866	$15,942,135	$—	$18,635,001

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,590	$28,990	$—	$30,580
Consumer Discretionary	11,404	186,135	—	197,539
Consumer Staples	16,208	107,255	—	123,463
Energy	5,137	39,496	—	44,633
Financials	19,196	227,196	—	246,392
Healthcare	13,380	227,991	—	241,371
Industrials	17,105	239,669	—	256,774
Information Technology	31,476	168,732	—	200,208
Materials	570	100,910	—	101,480
Real Estate	—	12,680	—	12,680
Utilities	—	31,630	—	31,630
Preferred Stocks
Consumer Discretionary	—	7,141	—	7,141
Consumer Staples	—	277	—	277
Short-Term Investments
Money Market Funds	48,916	—	—	48,916
Time Deposits	—	1,465	—	1,465

Total Assets	$164,982	$1,379,567	$—	$1,544,549

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.